UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 – June 30, 2009

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

2009 Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA PREMIER VIP TRUST

SEMI-ANNUAL REPORT

June 30, 2009

AXA CONSERVATIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Core Bond Index Portfolio	18.4%
Multimanager Core Bond Portfolio	18.2
EQ/Quality Bond PLUS Portfolio	17.7
EQ/PIMCO Ultra Short Bond Portfolio	7.9
EQ/Global Bond PLUS Portfolio	6.1
EQ/Intermediate Government Bond Index Portfolio	5.8
Multimanager Multi-Sector Bond Portfolio	4.8
EQ/Large Cap Core PLUS Portfolio	3.9
EQ/Large Cap Growth Index Portfolio	3.2
EQ/Large Cap Growth PLUS Portfolio	1.9
EQ/Large Cap Value Index Portfolio	1.5
Multimanager Large Cap Value Portfolio	1.5
EQ/Large Cap Value PLUS Portfolio	1.4
Multimanager Large Cap Core Equity Portfolio	1.4
EQ/International Core PLUS Portfolio	1.3
EQ/International ETF Portfolio	1.2
EQ/Boston Advisors Equity Income Portfolio	1.0
EQ/BlackRock Basic Value Equity Portfolio	0.6
Multimanager International Equity Portfolio	0.6
Multimanager Mid Cap Value Portfolio	0.5
EQ/Global Multi-Sector Equity Portfolio	0.4
EQ/BlackRock International Value Portfolio	0.3
EQ/International Growth Portfolio	0.2
EQ/AllianceBernstein International Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,025.20	$3.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class B
Actual	1,000.00	1,024.10	5.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Core Bond Index Portfolio	13.3%
Multimanager Core Bond Portfolio	13.2
EQ/Quality Bond PLUS Portfolio	12.8
EQ/Large Cap Core PLUS Portfolio	6.2
EQ/PIMCO Ultra Short Bond Portfolio	6.2
EQ/Large Cap Growth Index Portfolio	5.5
EQ/Global Bond PLUS Portfolio	4.6
EQ/Intermediate Government Bond Index Portfolio	4.4
Multimanager Multi-Sector Bond Portfolio	3.9
EQ/International ETF Portfolio	3.5
EQ/Large Cap Growth PLUS Portfolio	3.1
EQ/International Core PLUS Portfolio	3.0
EQ/Large Cap Value Index Portfolio	2.7
Multimanager Large Cap Value Portfolio	2.6
EQ/Large Cap Value PLUS Portfolio	2.5
EQ/Boston Advisore Equity Income Portfolio	2.1
Multimanager Large Cap Core Equity Portfolio	1.4
Multimanager International Equity Portfolio	1.4
EQ/Small Company Index Portfolio	1.2
EQ/BlackRock Basic Value Equity Portfolio	1.1
EQ/Global Multi-Sector Equity Portfolio	0.9
EQ/Mid Cap Index Portfolio	0.9
EQ/BlackRock International Value Portfolio	0.6
EQ/AXA Franklin Small Cap Value Core Portfolio	0.6
EQ/International Growth Portfolio	0.5
EQ/GAMCO Small Company Value Portfolio	0.5
EQ/AllianceBernstein International Portfolio	0.5
Multimanager Small Cap Value Portfolio	0.3
Multimanager Mid Cap Growth Portfolio	0.3
Multimanager Mid Cap Value Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,033.20	$4.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class B
Actual	1,000.00	1,032.10	5.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.85% and 1.10%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

AXA MODERATE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
Multimanager Core Bond Portfolio	11.0%
EQ/Quality Bond PLUS Portfolio	10.6
EQ/Core Bond Index Portfolio	9.8
EQ/Large Cap Core PLUS Portfolio	7.3
EQ/Large Cap Growth Index Portfolio	6.4
EQ/PIMCO Ultra Short Bond Portfolio	5.2
EQ/International ETF Portfolio	4.8
EQ/Large Cap Value PLUS Portfolio	4.4
EQ/Intermediate Government Bond Index Portfolio	4.4
EQ/Large Cap Growth PLUS Portfolio	3.8
EQ/International Core PLUS Portfolio	3.8
Multimanager Multi-Sector Bond Portfolio	3.6
EQ/Global Bond PLUS Portfolio	3.5
EQ/Large Cap Value Index Portfolio	2.8
Multimanager Large Cap Value Portfolio	2.5
EQ/Small Company Index Portfolio	2.3
Multimanager International Equity Portfolio	1.9
Multimanager Large Cap Core Equity Portfolio	1.4
EQ/Boston Advisore Equity Income Portfolio	1.4
EQ/BlackRock Basic Value Equity Portfolio	1.3
EQ/Global Multi-Sector Equity Portfolio	1.3
EQ/Mid Cap Index Portfolio	1.2
EQ/AXA Franklin Small Cap Value Core Portfolio	0.7
EQ/AllianceBernstein Small Cap Growth Portfolio	0.7
EQ/BlackRock International Value Portfolio	0.7
EQ/International Growth Portfolio	0.6
Multimanager Small Cap Growth Portfolio	0.6
EQ/GAMCO Small Company Value Portfolio	0.6
EQ/AllianceBernstein International Portfolio	0.5
Multimanager Small Cap Value Portfolio	0.4
Multimanager Mid Cap Growth Portfolio	0.3
Multimanager Mid Cap Value Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,039.80	$4.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class B
Actual	1,000.00	1,037.40	5.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Large Cap Growth Index Portfolio	9.1%
EQ/Large Cap Core PLUS Portfolio	8.8
Multimanager Core Bond Portfolio	7.2
EQ/Core Bond Index Portfolio	7.1
EQ/Quality Bond PLUS Portfolio	6.8
EQ/International ETF Portfolio	6.5
EQ/Large Cap Value PLUS Portfolio	6.3
EQ/Large Cap Growth PLUS Portfolio	5.3
EQ/International Core PLUS Portfolio	5.2
Multimanager Large Cap Value Portfolio	4.0
EQ/Large Cap Value Index Portfolio	3.6
EQ/Intermediate Government Bond Index Portfolio	3.6
EQ/PIMCO Ultra Short Bond Portfolio	3.2
Multimanager International Equity Portfolio	2.6
Multimanager Large Cap Core Equity Portfolio	2.5
EQ/Small Company Index Portfolio	2.3
Multimanager Small Cap Value Portfolio	1.7
EQ/BlackRock Basic Value Equity Portfolio	1.7
EQ/Boston Advisore Equity Income Portfolio	1.6
EQ/Global Multi-Sector Equity Portfolio	1.5
EQ/Mid Cap Index Portfolio	1.4
EQ/BlackRock International Value Portfolio	1.4
EQ/International Growth Portfolio	1.3
EQ/AllianceBernstein Small Cap Growth Portfolio	1.1
EQ/AllianceBernstein International Portfolio	1.1
Multimanager Small Cap Growth Portfolio	1.0
EQ/AXA Franklin Small Cap Value Core Portfolio	0.8
EQ/GAMCO Small Company Value Portfolio	0.7
Multimanager Mid Cap Growth Portfolio	0.3
Multimanager Mid Cap Value Portfolio	0.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,049.10	$4.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class B
Actual	1,000.00	1,047.90	6.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.95% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

AXA AGGRESSIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009

EQ/Large Cap Core PLUS Portfolio	11.9%
EQ/Large Cap Growth Index Portfolio	11.7
EQ/Large Cap Value PLUS Portfolio	8.1
EQ/Large Cap Growth PLUS Portfolio	7.3
EQ/International ETF Portfolio	7.0
EQ/Large Cap Value Index Portfolio	5.7
Multimanager Large Cap Value Portfolio	5.7
EQ/International Core PLUS Portfolio	5.1
Multimanager Large Cap Core Equity Portfolio	3.1
Multimanager International Equity Portfolio	2.9
EQ/BlackRock International Value Portfolio	2.5
EQ/Small Company Index Portfolio	2.5
EQ/International Growth Portfolio	2.4
EQ/Mid Cap Index Portfolio	2.3
EQ/BlackRock Basic Value Equity Portfolio	2.1
EQ/Quality Bond PLUS Portfolio	2.0
EQ/AllianceBernstein International Portfolio	2.0
EQ/Core Bond Index Portfolio	1.9
Multimanager Core Bond Portfolio	1.9
EQ/Global Multi-Sector Equity Portfolio	1.9
EQ/AllianceBernstein Small Cap Growth Portfolio	1.6
EQ/Boston Advisore Equity Income Portfolio	1.5
Multimanager Small Cap Growth Portfolio	1.4
Multimanager Small Cap Value Portfolio	1.1
EQ/GAMCO Small Company Value Portfolio	1.1
EQ/AXA Franklin Small Cap Value Core Portfolio	1.0
EQ/PIMCO Ultra Short Bond Portfolio	1.0
EQ/Intermediate Government Bond Index Portfolio	0.8
Multimanager Mid Cap Value Portfolio	0.3
Multimanager Mid Cap Growth Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,060.10	$5.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class B
Actual	1,000.00	1,058.90	6.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	27.7%
Health Care	18.0
Consumer Discretionary	12.0
Industrials	10.8
Consumer Staples	9.9
Energy	8.4
Financials	7.6
Materials	3.9
Utilities	0.5
Telecommunication Services	0.3
Cash and Other	0.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,109.80	$4.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.68	4.16
Class B
Actual	1,000.00	1,108.10	5.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.44	5.41

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.83% and 1.08%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

MULTIMANAGER CORE BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/09	% of Net Assets
U.S. Government and Agency	81.5%
Corporate Bonds	28.7
Asset-Backed and Mortgage-Backed Securities	6.9
Foreign Government Securities	1.9
Municipal Bonds	1.4
Convertible Preferred Stock	0.1
Cash and Other	(20.5)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,037.90	$3.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.27	3.56
Class B
Actual	1,000.00	1,035.50	4.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.03	4.81

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.71% and 0.96%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

7

MULTIMANAGER HEALTH CARE PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Pharmaceuticals	38.7%
Health Care Equipment	18.3
Biotechnology	18.2
Managed Health Care	7.1
Health Care Services	5.3
Life Sciences Tools & Services	4.4
Health Care Distributors	3.4
Health Care Supplies	1.5
Health Care Facilities	1.0
Consumer Staples	0.8
Health Care Technology	0.7
Financials	0.1
Cash and Other	0.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,023.50	$6.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.74	6.11
Class B
Actual	1,000.00	1,024.00	7.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.50	7.35

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.22% and 1.47%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	24.0%
Industrials	11.4
Energy	10.5
Consumer Discretionary	8.9
Consumer Staples	8.5
Health Care	8.4
Materials	7.7
Telecommunication Services	7.5
Information Technology	5.7
Utilities	4.3
Cash and Other	3.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,078.40	$5.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.48
Class B
Actual	1,000.00	1,076.10	6.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.15	6.68

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.09% and 1.34%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

9

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	22.1%
Financials	15.4
Health Care	14.6
Energy	10.2
Consumer Staples	9.9
Consumer Discretionary	9.7
Industrials	6.7
Telecommunication Services	3.8
Utilities	2.8
Materials	2.2
Cash and Other	2.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,087.40	$4.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.28	4.56
Class B
Actual	1,000.00	1,087.40	6.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.99	5.86

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.91% and 1.16%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	36.6%
Health Care	14.8
Consumer Discretionary	11.4
Consumer Staples	10.1
Industrials	9.0
Financials	7.2
Energy	4.9
Materials	3.5
Telecommunication Services	0.7
Utilities	0.6
Cash and Other	1.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,096.70	$5.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.54	5.30
Class B
Actual	1,000.00	1,094.70	6.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.30	6.55

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.06% and 1.31%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	20.5%
Energy	17.0
Health Care	11.8
Industrials	10.2
Consumer Discretionary	9.2
Consumer Staples	8.9
Information Technology	8.0
Utilities	5.2
Telecommunication Services	5.0
Materials	3.0
Cash and Other	1.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,013.90	$4.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.65
Class B
Actual	1,000.00	1,013.90	5.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.94	5.90

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.93% and 1.18%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12

MULTIMANAGER MID CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	27.4%
Health Care	18.5
Consumer Discretionary	18.1
Industrials	14.3
Financials	7.0
Energy	4.7
Consumer Staples	3.8
Materials	3.1
Telecommunication Services	1.3
Utilities	0.6
Cash and Other	1.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,138.90	$5.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.54	5.31
Class B
Actual	1,000.00	1,138.30	6.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.30	6.56

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.06% and 1.31%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

13

MULTIMANAGER MID CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Financials	18.7%
Materials	13.4
Industrials	12.5
Energy	10.6
Consumer Discretionary	10.2
Utilities	8.2
Information Technology	8.1
Health Care	6.6
Consumer Staples	5.8
Telecommunication Services	3.6
Cash and Other	2.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,130.00	$5.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.21
Class B
Actual	1,000.00	1,129.00	6.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.46

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.04% and 1.29%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

14

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/09	% of Net Assets
Government Securities	71.7%
Corporate Bonds	33.2
Asset-Backed Securities	3.1
Foreign Government Securities	1.8
Municipal Bonds	0.8
Cash and Other	(10.6)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,036.50	$3.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	3.66
Class B
Actual	1,000.00	1,033.80	4.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.93	4.91

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.73% and 0.98%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

15

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Information Technology	27.4%
Health Care	24.4
Consumer Discretionary	16.7
Industrials	15.5
Financials	5.9
Energy	3.6
Materials	2.4
Consumer Staples	2.4
Telecommunication Services	1.4
Utilities	0.1
Cash and Other	0.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,101.00	$5.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.54	5.31
Class B
Actual	1,000.00	1,099.40	6.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.30	6.56

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratio of 1.06% and 1.31% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

16

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Industrials	23.1%
Financials	22.9
Consumer Discretionary	15.1
Energy	8.7
Materials	8.2
Information Technology	7.0
Health Care	5.6
Utilities	4.6
Consumer Staples	2.9
Telecommunication Services	0.5
Cash and Other	1.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,015.90	$5.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.22
Class B
Actual	1,000.00	1,013.00	6.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.47

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.04% and 1.29%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

17

MULTIMANAGER TECHNOLOGY PORTFOLIO

Sector Weightings as of 6/30/09	% of Net Assets
Investment Companies	19.0%
Computers & Peripherals	18.1
Software	16.7
Communications Equipment	11.9
Semiconductor & Semiconductor Equipment	9.9
Internet Software & Services	7.9
IT Services	5.0
Electronic Equipment, Instruments & Components	3.0
Industrials	2.3
Consumer Discretionary	1.5
Telecommunication Services	1.4
Materials	0.4
Electronics	0.2
Office Electronics	0.1
Cash and Other	2.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,238.90	$6.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.79	6.05
Class B
Actual	1,000.00	1,239.10	8.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.55	7.29

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.21% and 1.46%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

18

TARGET 2015 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Bond Index Portfolio	25.8%
EQ/Equity 500 Index Portfolio	24.4
EQ/International ETF Portfolio	13.7
EQ/Global Multi-Sector Equity Portfolio	9.4
Multimanager Multi-Sector Bond Portfolio	6.7
Multimanager Large Cap Value Portfolio	5.6
Multimanager Aggressive Equity Portfolio	5.4
EQ/Small Company Index Portfolio	4.1
Multimanager Mid Cap Value Portfolio	2.7
EQ/Global Bond PLUS Portfolio	1.2
EQ/Quality Bond PLUS Portfolio	0.7
Multimanager Mid Cap Growth Portfolio	0.3
EQ/PIMCO Ultra Short Bond Portfolio	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,040.40	$1.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76
Class B
Actual	1,000.00	1,039.10	3.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

19

TARGET 2025 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Equity 500 Index Portfolio	32.0%
EQ/International ETF Portfolio	16.6
EQ/Bond Index Portfolio	15.3
EQ/Global Multi-Sector Equity Portfolio	9.5
Multimanager Aggressive Equity Portfolio	5.9
Multimanager Large Cap Value Portfolio	5.8
EQ/Small Company Index Portfolio	5.6
Multimanager Multi-Sector Bond Portfolio	4.4
Multimanager Mid Cap Value Portfolio	3.2
EQ/Global Bond PLUS Portfolio	1.0
EQ/Quality Bond PLUS Portfolio	0.5
Multimanager Mid Cap Growth Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,042.60	$1.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76
Class B
Actual	1,000.00	1,041.10	3.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

20

TARGET 2035 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Equity 500 Index Portfolio	38.5%
EQ/International ETF Portfolio	18.7
EQ/Global Multi-Sector Equity Portfolio	10.5
EQ/Bond Index Portfolio	6.8
Multimanager Aggressive Equity Portfolio	6.2
EQ/Small Company Index Portfolio	6.0
Multimanager Large Cap Value Portfolio	5.9
Multimanager Multi-Sector Bond Portfolio	3.0
Multimanager Mid Cap Value Portfolio	2.6
EQ/Global Bond PLUS Portfolio	0.7
EQ/Quality Bond PLUS Portfolio	0.7
Multimanager Mid Cap Growth Portfolio	0.4
EQ/PIMCO Ultra Short Bond Portfolio	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,045.50	$1.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76
Class B
Actual	1,000.00	1,042.40	3.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

21

TARGET 2045 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2009
EQ/Equity 500 Index Portfolio	43.1%
EQ/International ETF Portfolio	21.6
EQ/Global Multi-Sector Equity Portfolio	11.0
EQ/Small Company Index Portfolio	7.2
Multimanager Aggressive Equity Portfolio	6.4
Multimanager Large Cap Value Portfolio	6.0
Multimanager Mid Cap Value Portfolio	3.2
Multimanager Mid Cap Growth Portfolio	0.6
EQ/Bond Index Portfolio	0.6
Multimanager Multi-Sector Bond Portfolio	0.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,048.40	$1.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76
Class B
Actual	1,000.00	1,046.80	3.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*    Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

22

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein International Portfolio‡	453,736	$3,200,389
EQ/BlackRock Basic Value Equity Portfolio‡	982,672	9,985,797
EQ/BlackRock International Value Portfolio‡	603,224	5,651,777
EQ/Boston Advisors Equity Income Portfolio‡	4,485,746	17,863,380
EQ/Core Bond Index Portfolio‡	35,696,287	332,592,724
EQ/Global Bond PLUS Portfolio‡	11,665,403	109,370,888
EQ/Global Multi-Sector Equity Portfolio‡	822,142	7,640,987
EQ/Intermediate Government Bond Index Portfolio‡	10,935,262	105,286,506
EQ/International Core PLUS Portfolio‡	3,051,946	22,913,842
EQ/International ETF Portfolio‡ .	3,325,313	21,578,899
EQ/International Growth Portfolio‡	818,516	3,767,383
EQ/Large Cap Core PLUS Portfolio‡	11,848,515	69,945,764
EQ/Large Cap Growth Index Portfolio‡	9,288,818	58,599,014
EQ/Large Cap Growth PLUS Portfolio‡	2,721,632	33,807,076
EQ/Large Cap Value Index Portfolio‡	6,646,826	27,429,894
EQ/Large Cap Value PLUS Portfolio‡	3,403,092	25,887,284
EQ/PIMCO Ultra Short Bond Portfolio‡	14,555,855	143,260,848
EQ/Quality Bond PLUS Portfolio‡	35,757,028	319,191,039
Multimanager Core Bond Portfolio‡	32,527,006	327,425,011
Multimanager International Equity Portfolio‡	1,319,490	11,795,433
Multimanager Large Cap Core Equity Portfolio‡	3,226,575	24,502,377
Multimanager Large Cap Value Portfolio‡	3,626,238	26,517,507
Multimanager Mid Cap Value Portfolio‡	1,407,560	9,182,359
Multimanager Multi-Sector Bond Portfolio‡	23,248,310	85,834,576

Total Investment Companies (100.0%) (Cost $1,783,550,454)		1,803,230,754

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $2,441,798)	$2,441,798	2,441,798

Total Investments (100.1%) (Cost/Amortized Cost $1,785,992,252)		1,805,672,552
Other Assets Less Liabilities (-0.1%)		(1,990,407)

Net Assets (100%)		$1,803,682,145

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements. 23

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein International Portfolio	$—	$2,764,756	$277,520	$3,200,389	$—	$94,116
EQ/BlackRock Basic Value Equity Portfolio	40,859,007	8,619,927	56,923,959	9,985,797	—	(18,847,250)
EQ/BlackRock International Value Portfolio	8,851,457	2,705,057	10,906,496	5,651,777	—	(5,278,138)
EQ/Boston Advisors Equity Income Portfolio	11,639,215	7,478,984	1,969,123	17,863,380	—	(294,713)
EQ/Core Bond Index Portfolio	—	339,923,461	13,551,057	332,592,724	—	92,422
EQ/Davis New York Venture Portfolio	18,776,904	2,544,747	26,958,181	—	—	(9,060,922)
EQ/Focus PLUS Portfolio(a)	663,549	—	938,610	—	—	(404,310)
EQ/Global Bond PLUS Portfolio(b)	97,180,719	19,511,258	6,928,728	109,370,888	—	(862,948)
EQ/Global Multi-Sector Equity Portfolio(c)	4,486,170	2,728,758	2,055,242	7,640,987	—	(968,337)
EQ/Intermediate Government Bond Index Portfolio	—	112,166,212	6,039,416	105,286,506	—	(50,337)
EQ/International Core PLUS Portfolio	20,370,684	6,143,547	11,858,544	22,913,842	—	(6,012,921)
EQ/International ETF Portfolio	—	17,964,269	857,523	21,578,899	—	257,384
EQ/International Growth Portfolio	—	3,264,756	288,062	3,767,383	—	83,574
EQ/Large Cap Core PLUS Portfolio	34,200,344	31,434,281	4,296,290	69,945,764	—	(999,822)
EQ/Large Cap Growth Index Portfolio	—	50,482,838	2,985,757	58,599,014	—	894,058
EQ/Large Cap Growth PLUS Portfolio	61,611,302	14,797,658	54,602,438	33,807,076	—	(12,529,321)
EQ/Large Cap Value Index Portfolio	—	25,466,647	965,196	27,429,894	—	335,529
EQ/Large Cap Value PLUS Portfolio	4,262,971	19,599,025	2,380,270	25,887,284	—	(893,727)
EQ/Long Term Bond Portfolio	149,643,370	13,996,109	162,036,786	—	—	(12,080,713)
EQ/Money Market Portfolio	324,912,338	44,177,523	369,089,841	—	171,509	(2,147)
EQ/PIMCO Ultra Short Bond Portfolio(d)	112,339,812	31,545,974	9,038,674	143,260,848	—	(567,466)
EQ/Quality Bond PLUS Portfolio	23,778,958	300,350,820	14,331,586	319,191,039	—	(1,836,309)
EQ/Short Duration Bond Portfolio	223,898,353	22,902,724	264,244,617	—	—	(16,119,639)
Multimanager Core Bond Portfolio	168,735,569	165,401,501	14,192,208	327,425,011	4,300,649	(133,086)
Multimanager International Equity Portfolio	20,480,545	4,905,358	24,489,031	11,795,433	—	(11,743,951)
Multimanager Large Cap Core Equity Portfolio	24,393,123	9,810,715	18,803,418	24,502,377	—	(7,633,258)
Multimanager Large Cap Value Portfolio	28,019,420	8,115,171	19,254,398	26,517,507	—	(9,869,325)
Multimanager Mid Cap Value Portfolio	12,105,333	2,957,435	11,696,943	9,182,359	—	(3,532,768)
Multimanager Multi-Sector Bond Portfolio(e)	67,910,279	20,702,046	8,741,361	85,834,576	—	(3,182,131)

	$1,459,119,422	$1,292,461,557	$1,120,701,275	$1,803,230,754	$4,472,158	$(121,146,456)

(a)	formerly known as EQ/Marsico Focus Portfolio
(b)	formerly known as EQ/Evergreen International Bond Portfolio
(c)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

See Notes to Financial Statements. 24

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

(d)	formerly known as EQ/PIMCO Real Return Portfolio
(e)	formerly known as Multimanager High Yield Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$1,803,230,754	$–	$1,803,230,754
Short-Term Investments	–	2,441,798	–	2,441,798
Total Asset	$–	$1,805,672,552	$–	$1,805,672,552
Total Liability	$–	$–	$–	$–
Total	$–	$1,805,672,552	$–	$1,805,672,552

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$1,292,461,557

Net Proceeds of Sales and Redemptions:
Investment Companies	$999,554,819
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$58,086,176
Aggregate gross unrealized depreciation	(38,373,789)

Net unrealized appreciation	$19,712,387

Federal income tax cost of investments	$1,785,960,165

See Notes to Financial Statements. 25

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein International Portfolio‡	1,092,950	$7,709,029
EQ/AXA Franklin Small Cap Value Core Portfolio‡	1,467,004	9,793,527
EQ/BlackRock Basic Value Equity Portfolio‡	1,805,397	18,346,223
EQ/BlackRock International Value Portfolio‡	1,085,299	10,168,471
EQ/Boston Advisors Equity Income Portfolio‡	8,924,942	35,541,389
EQ/Core Bond Index Portfolio‡	24,042,844	224,014,192
EQ/GAMCO Small Company Value Portfolio‡	343,656	8,105,632
EQ/Global Bond PLUS Portfolio‡	8,338,219	78,176,325
EQ/Global Multi-Sector Equity Portfolio‡	1,635,284	15,198,333
EQ/Intermediate Government Bond Index Portfolio‡	7,695,032	74,089,036
EQ/International Core PLUS Portfolio‡	6,822,171	51,220,480
EQ/International ETF Portfolio‡	9,023,899	58,558,647
EQ/International Growth Portfolio‡	1,924,017	8,855,670
EQ/Large Cap Core PLUS Portfolio‡	17,724,855	104,635,776
EQ/Large Cap Growth Index Portfolio‡	14,609,029	92,161,860
EQ/Large Cap Growth PLUS Portfolio‡	4,182,314	51,951,113
EQ/Large Cap Value Index Portfolio‡	10,962,586	45,240,026
EQ/Large Cap Value PLUS Portfolio‡	5,609,399	42,670,641
EQ/Mid Cap Index Portfolio‡	2,720,432	14,688,057
EQ/PIMCO Ultra Short Bond Portfolio‡	10,590,937	104,237,547
EQ/Quality Bond PLUS Portfolio‡	24,021,551	214,432,364
EQ/Small Company Index Portfolio‡	2,978,782	20,595,993
Multimanager Core Bond Portfolio‡	21,997,091	221,428,247
Multimanager International Equity Portfolio‡	2,669,449	23,863,242
Multimanager Large Cap Core Equity Portfolio‡	3,176,387	24,121,260
Multimanager Large Cap Value Portfolio‡	5,872,092	42,940,711
Multimanager Mid Cap Growth Portfolio*‡	754,337	4,388,363
Multimanager Mid Cap Value Portfolio‡	501,450	3,271,262
Multimanager Multi-Sector Bond Portfolio‡	17,704,442	65,366,184
Multimanager Small Cap Value Portfolio‡	736,116	5,171,238

Total Investments (100.1%) (Cost $1,677,045,102)		1,680,940,838
Other Assets Less Liabilities (-0.1%)		(1,163,239)

Net Assets (100%)		$1,679,777,599

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements. 26

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein International Portfolio	$—	$6,021,655	$105,338	$7,709,029	$—	$35,080
EQ/AXA Franklin Small Cap Value Core Portfolio(a)	16,769,110	1,848,599	16,528,122	9,793,527	—	(9,608,927)
EQ/BlackRock Basic Value Equity Portfolio	75,998,116	9,043,688	107,790,701	18,346,223	—	(44,870,480)
EQ/BlackRock International Value Portfolio	19,393,056	2,957,536	24,391,609	10,168,471	—	(13,568,609)
EQ/Boston Advisors Equity Income Portfolio	30,238,802	7,035,819	456,804	35,541,389	—	(45,491)
EQ/Core Bond Index Portfolio	—	221,441,089	1,393,625	224,014,192	—	10,557
EQ/Davis New York Venture Portfolio	31,729,579	2,072,717	48,934,678	—	—	(21,004,816)
EQ/Focus PLUS Portfolio(b)	1,128,994	—	1,590,842	—	—	(681,758)
EQ/GAMCO Small Company Value Portfolio	18,044,360	2,095,154	19,568,501	8,105,632	—	(8,927,508)
EQ/Global Bond PLUS Portfolio(c)	70,700,872	9,363,480	793,778	78,176,325	—	(68,323)
EQ/Global Multi-Sector Equity Portfolio(d)	9,926,338	2,833,699	284,860	15,198,333	—	(67,044)
EQ/Intermediate Government Bond Index Portfolio	—	75,565,288	851,509	74,089,036	—	(9,000)
EQ/International Core PLUS Portfolio	52,062,000	7,331,921	25,762,393	51,220,480	—	(14,207,486)
EQ/International ETF Portfolio	—	46,668,704	406,041	58,558,647	—	120,527
EQ/International Growth Portfolio	—	7,071,655	109,039	8,855,670	—	31,379
EQ/Large Cap Core PLUS Portfolio	52,046,186	43,223,345	1,125,495	104,635,776	—	(261,418)
EQ/Large Cap Growth Index Portfolio	—	77,747,356	3,009,824	92,161,860	—	992,267
EQ/Large Cap Growth PLUS Portfolio	97,018,349	12,521,443	75,305,486	51,951,113	—	(19,182,705)
EQ/Large Cap Value Index Portfolio	—	40,511,223	235,321	45,240,026	—	80,620
EQ/Large Cap Value PLUS Portfolio	5,555,727	31,834,963	804,783	42,670,641	—	(383,529)
EQ/Long Term Bond Portfolio	99,625,819	5,329,842	104,513,647	—	—	(8,700,318)
EQ/Mid Cap Index Portfolio	—	11,483,741	78,079	14,688,057	—	27,235
EQ/Money Market Portfolio	244,267,280	9,000,808	253,268,073	—	124,848	(1,619)
EQ/PIMCO Ultra Short Bond Portfolio(e)	86,219,885	13,307,233	890,804	104,237,547	—	(5,160)
EQ/Quality Bond PLUS Portfolio	25,554,566	185,563,276	1,817,232	214,432,364	—	(238,484)
EQ/Short Duration Bond Portfolio	131,249,720	7,698,661	150,313,316	—	—	(10,513,143)
EQ/Small Company Index Portfolio	5,410,226	17,094,036	6,995,712	20,595,993	—	476,712
Multimanager Core Bond Portfolio	123,328,080	94,833,218	1,629,665	221,428,247	2,933,456	(31,147)
Multimanager International Equity Portfolio	55,123,733	4,128,949	69,114,219	23,863,242	—	(38,115,540)
Multimanager Large Cap Core Equity Portfolio	31,337,217	4,251,667	22,081,314	24,121,260	—	(10,486,021)
Multimanager Large Cap Value Portfolio	52,137,724	7,098,363	29,722,412	42,940,711	—	(15,710,604)
Multimanager Mid Cap Growth Portfolio	6,110,173	307,914	4,903,885	4,388,363	—	(2,008,780)
Multimanager Mid Cap Value Portfolio	13,250,094	801,022	19,140,418	3,271,262	—	(9,401,720)

See Notes to Financial Statements. 27

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
Multimanager Multi-Sector Bond Portfolio(f)	$53,994,342	$9,980,425	$1,073,537	$65,366,184	$—	$(409,304)
Multimanager Small Cap Value Portfolio	4,809,099	307,914	70,935	5,171,238	—	(35,830)

	$1,413,029,447	$978,376,403	$995,061,997	$1,680,940,838	$3,058,304	$(226,770,387)

(a)	formerly known as EQ/Franklin Small Cap Value Portfolio
(b)	formerly known as EQ/Marsico Focus Portfolio
(c)	formerly known as EQ/Evergreen International Bond Portfolio
(d)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio
(e)	formerly known as EQ/PIMCO Real Return Portfolio
(f)	formerly known as Multimanager High Yield Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$1,680,940,838	$–	$1,680,940,838
Total Asset	$–	$1,680,940,838	$–	$1,680,940,838
Total Liability	$–	$–	$–	$–
Total	$–	$1,680,940,838	$–	$1,680,940,838

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$978,376,403

Net Proceeds of Sales and Redemptions:
Investment Companies	$768,291,610

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,576,006
Aggregate gross unrealized depreciation	(67,596,952)

Net unrealized appreciation	$3,979,054

Federal income tax cost of investments	$1,676,961,784

See Notes to Financial Statements. 28

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein International Portfolio‡	7,274,018	$51,306,661
EQ/AllianceBernstein Small Cap Growth Portfolio‡	6,628,081	66,267,913
EQ/AXA Franklin Small Cap Value Core Portfolio‡	10,156,225	67,801,620
EQ/BlackRock Basic Value Equity Portfolio‡	11,617,893	118,059,636
EQ/BlackRock International Value Portfolio‡	6,796,637	63,679,602
EQ/Boston Advisors Equity Income Portfolio‡	32,896,637	131,002,780
EQ/Core Bond Index Portfolio‡	97,854,121	911,735,398
EQ/GAMCO Small Company Value Portfolio‡	2,276,675	53,698,712
EQ/Global Bond PLUS Portfolio‡	35,256,816	330,556,016
EQ/Global Multi-Sector Equity Portfolio‡	12,701,180	118,044,812
EQ/Intermediate Government Bond Index Portfolio‡	42,117,133	405,510,710
EQ/International Core PLUS Portfolio‡	46,680,852	350,477,222
EQ/International ETF Portfolio‡	68,534,302	444,738,558
EQ/International Growth Portfolio‡	13,082,199	60,213,406
EQ/Large Cap Core PLUS Portfolio‡	114,597,884	676,509,816
EQ/Large Cap Growth Index Portfolio‡	94,086,355	593,548,912
EQ/Large Cap Growth PLUS Portfolio‡	28,271,664	351,179,847
EQ/Large Cap Value Index Portfolio‡	62,362,172	257,354,086
EQ/Large Cap Value PLUS Portfolio‡	54,388,934	413,736,068
EQ/Mid Cap Index Portfolio‡	20,275,519	109,470,833
EQ/PIMCO Ultra Short Bond Portfolio‡	49,552,582	487,703,751
EQ/Quality Bond PLUS Portfolio‡	111,044,307	991,255,424
EQ/Small Company Index Portfolio‡	30,755,738	212,652,330
Multimanager Core Bond Portfolio‡	102,088,417	1,027,647,646
Multimanager International Equity Portfolio‡	19,593,495	175,153,891
Multimanager Large Cap Core Equity Portfolio‡	17,375,911	131,951,429
Multimanager Large Cap Value Portfolio‡	31,667,202	231,572,019
Multimanager Mid Cap Growth Portfolio*‡	4,660,364	27,111,705
Multimanager Mid Cap Value Portfolio‡	3,174,353	20,708,208
Multimanager Multi-Sector Bond Portfolio‡	90,966,015	335,853,635
Multimanager Small Cap Growth Portfolio*‡	10,149,586	57,523,695
Multimanager Small Cap Value Portfolio‡	4,946,693	34,750,673

Total Investment Companies (100.0%) (Cost $9,617,109,489)		9,308,777,014

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $10,195,550)	$10,195,550	$10,195,550

Total Investments (100.1%) (Cost/Amortized Cost $9,627,305,039)		9,318,972,564
Other Assets Less Liabilities (-0.1%)		(7,658,163)

Net Assets (100%)		$9,311,314,401

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements. 29

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein International Portfolio	$—	$38,717,841	$76,780	$51,306,661	$—	$33,619
EQ/AllianceBernstein Small Cap Growth Portfolio	—	50,458,380	57,329	66,267,913	—	25,470
EQ/AXA Franklin Small Cap Value Core Portfolio(a)	89,598,930	6,034,308	54,905,585	67,801,620	—	(32,541,973)
EQ/BlackRock Basic Value Equity Portfolio	605,833,588	21,863,218	833,764,716	118,059,636	—	(360,081,494)
EQ/BlackRock International Value Portfolio	145,585,817	8,561,732	176,316,076	63,679,602	—	(98,274,457)
EQ/Boston Advisors Equity Income Portfolio	120,902,663	18,898,016	2,325,331	131,002,780	—	(543,290)
EQ/Core Bond Index Portfolio	—	899,386,840	4,534,647	911,735,398	—	(1,487)
EQ/Davis New York Venture Portfolio	193,527,295	6,022,986	303,474,218	—	—	(139,404,923)
EQ/Focus PLUS Portfolio(b)	4,940,618	—	7,141,508	—	—	(3,163,246)
EQ/GAMCO Small Company Value Portfolio	142,571,633	6,086,824	154,599,455	53,698,712	—	(72,596,505)
EQ/Global Bond PLUS Portfolio(c)	317,625,681	19,851,781	1,298,658	330,556,016	—	(149,974)
EQ/Global Multi-Sector Equity Portfolio(d)	81,350,047	17,787,829	1,576,214	118,044,812	—	(721,405)
EQ/Intermediate Government Bond Index Portfolio	—	410,000,714	1,059,170	405,510,710	—	(11,436)
EQ/International Core PLUS Portfolio	390,055,706	25,169,210	193,717,821	350,477,222	—	(109,676,435)
EQ/International ETF Portfolio	—	349,089,202	395,035	444,738,558	—	156,960
EQ/International Growth Portfolio	—	46,427,840	79,834	60,213,406	—	30,565
EQ/Large Cap Core PLUS Portfolio	397,715,402	223,714,516	5,210,693	676,509,816	—	(1,894,256)
EQ/Large Cap Growth Index Portfolio	—	491,525,304	12,802,802	593,548,912	—	4,359,592
EQ/Large Cap Growth PLUS Portfolio	707,123,244	37,669,378	507,789,625	351,179,847	—	(128,331,548)
EQ/Large Cap Value Index Portfolio	—	234,855,141	177,999	257,354,086	—	70,399
EQ/Large Cap Value PLUS Portfolio	77,178,623	280,810,821	1,007,011	413,736,068	—	(537,816)
EQ/Long Term Bond Portfolio	472,410,152	11,293,098	484,401,344	—	—	(43,223,141)
EQ/Mid Cap Index Portfolio	—	84,298,381	58,532	109,470,833	—	24,267
EQ/Money Market Portfolio	429,254,234	14,665,499	443,919,714	—	217,835	(2,856)
EQ/PIMCO Ultra Short Bond Portfolio(e)	431,945,718	30,940,938	2,249,935	487,703,751	—	(81,626)
EQ/Quality Bond PLUS Portfolio	509,478,327	462,366,551	1,219,383	991,255,424	—	(152,323)
EQ/Short Duration Bond Portfolio	667,755,504	15,057,464	734,949,703	—	—	(47,483,051)
EQ/Small Company Index Portfolio	91,097,972	113,083,105	35,822,338	212,652,330	—	(5,653,533)
Multimanager Core Bond Portfolio	956,806,297	95,090,572	46,782,681	1,027,647,646	15,867,910	(2,264,408)
Multimanager International Equity Portfolio	454,868,970	9,593,708	530,245,399	175,153,891	—	(281,586,843)
Multimanager Large Cap Core Equity Portfolio	190,599,940	11,089,156	124,064,187	131,951,429	—	(55,844,563)
Multimanager Large Cap Value Portfolio	304,198,513	21,041,305	157,485,200	231,572,019	—	(79,151,564)
Multimanager Mid Cap Growth Portfolio	51,671,766	1,495,448	52,405,309	27,111,705	—	(23,524,240)

See Notes to Financial Statements. 30

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
Multimanager Mid Cap Value Portfolio	$110,235,380	$1,495,448	$170,003,676	$20,708,208	$—	$(88,322,607)
Multimanager Multi-Sector Bond Portfolio(f)	302,595,580	23,927,169	2,437,535	335,853,635	—	(820,439)
Multimanager Small Cap Growth Portfolio	101,941,417	9,646,224	89,167,741	57,523,695	—	(40,609,848)
Multimanager Small Cap Value Portfolio	32,755,795	1,495,448	256,761	34,750,673	—	(155,693)

	$8,381,624,812	$4,099,511,395	$5,137,779,945	$9,308,777,014	$16,085,745	$(1,612,106,108)

(a)	formerly known as EQ/Franklin Small Cap Value Portfolio
(b)	formerly known as EQ/Marsico Focus Portfolio
(c)	formerly known as EQ/Evergreen International Bond Portfolio
(d)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio
(e)	formerly known as EQ/PIMCO Real Return Portfolio
(f)	formerly known as Multimanager High Yield Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$9,308,777,014	$–	$9,308,777,014
Short-Term Investments	–	10,195,550	–	10,195,550
Total Asset	$–	$9,318,972,564	$–	$9,318,972,564
Total Liability	$–	$–	$–	$–
Total	$–	$9,318,972,564	$–	$9,318,972,564

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$4,099,511,395

Net Proceeds of Sales and Redemptions:
Investment Companies	$3,525,673,837
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$408,043,121
Aggregate gross unrealized depreciation	(715,738,771)

Net unrealized depreciation	$(307,695,650)

Federal income tax cost of investments	$9,626,668,214

See Notes to Financial Statements. 31

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein International Portfolio‡	16,081,600	$113,430,180
EQ/AllianceBernstein Small Cap Growth Portfolio‡	11,362,115	113,599,040
EQ/AXA Franklin Small Cap Value Core Portfolio‡	11,801,275	78,783,759
EQ/BlackRock Basic Value Equity Portfolio‡	16,648,379	169,178,828
EQ/BlackRock International Value Portfolio‡	15,320,706	143,544,010
EQ/Boston Advisors Equity Income Portfolio‡	40,362,783	160,734,871
EQ/Core Bond Index Portfolio‡	77,357,434	720,761,780
EQ/GAMCO Small Company Value Portfolio‡	2,865,113	67,577,903
EQ/Global Multi-Sector Equity Portfolio‡	16,918,982	157,245,080
EQ/Intermediate Government Bond Index Portfolio‡	37,571,437	361,743,997
EQ/International Core PLUS Portfolio‡	70,223,409	527,233,419
EQ/International ETF Portfolio‡	102,314,548	663,948,175
EQ/International Growth Portfolio‡	29,128,009	134,067,419
EQ/Large Cap Core PLUS Portfolio‡	152,090,061	897,838,736
EQ/Large Cap Growth Index Portfolio‡	146,362,555	923,336,177
EQ/Large Cap Growth PLUS Portfolio‡	43,066,769	534,959,009
EQ/Large Cap Value Index Portfolio‡	87,979,865	363,072,309
EQ/Large Cap Value PLUS Portfolio‡	84,378,112	641,863,439
EQ/Mid Cap Index Portfolio‡	26,694,749	144,129,303
EQ/PIMCO Ultra Short Bond Portfolio‡	32,610,623	320,958,516
EQ/Quality Bond PLUS Portfolio‡	77,669,516	693,329,821
EQ/Small Company Index Portfolio‡	33,759,971	233,424,299
Multimanager Core Bond Portfolio‡	72,276,738	727,555,796
Multimanager International Equity Portfolio‡	29,467,965	263,425,628
Multimanager Large Cap Core Equity Portfolio‡	33,467,821	254,152,250
Multimanager Large Cap Value Portfolio‡	55,012,932	402,291,799
Multimanager Mid Cap Growth Portfolio*‡	5,570,262	32,405,045
Multimanager Mid Cap Value Portfolio‡	4,775,735	31,154,987
Multimanager Small Cap Growth Portfolio*‡	18,166,047	102,957,708
Multimanager Small Cap Value Portfolio‡	24,364,201	171,159,269

Total Investments (100.1%) (Cost $10,454,265,626)		10,149,862,552
Other Assets Less Liabilities (-0.1%)		(6,580,543)

Net Assets (100%)		$10,143,282,009

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements. 32

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein International Portfolio	$—	$86,023,417	$280,981	$113,430,180	$—	$75,297
EQ/AllianceBernstein Small Cap Growth Portfolio	—	85,567,667	155,758	113,599,040	—	47,829
EQ/AXA Franklin Small Cap Value Core Portfolio(a)	121,038,754	9,359,125	96,626,866	78,783,759	—	(56,191,215)
EQ/BlackRock Basic Value Equity Portfolio	886,693,862	29,385,084	1,271,088,126	169,178,828	—	(577,304,268)
EQ/BlackRock International Value Portfolio	338,163,647	13,692,860	426,330,718	143,544,010	—	(247,197,305)
EQ/Boston Advisors Equity Income Portfolio	150,677,787	20,874,748	2,541,864	160,734,871	—	(604,888)
EQ/Core Bond Index Portfolio	—	710,162,546	2,778,737	720,761,780	—	1,105
EQ/Davis New York Venture Portfolio	288,077,279	11,250,829	449,992,469	—	—	(203,443,225)
EQ/Focus PLUS Portfolio(b)	6,319,320	—	8,941,350	—	—	(3,852,935)
EQ/GAMCO Small Company Value Portfolio	177,103,816	10,002,159	194,199,847	67,577,903	—	(90,822,109)
EQ/Global Multi-Sector Equity Portfolio(c)	112,778,515	18,858,773	4,371,088	157,245,080	—	(2,958,246)
EQ/Intermediate Government Bond Index Portfolio	—	365,825,530	1,007,909	361,743,997	—	(7,297)
EQ/International Core PLUS Portfolio	583,316,094	44,055,986	295,033,434	527,233,419	—	(165,490,378)
EQ/International ETF Portfolio	—	520,833,667	1,160,473	663,948,175	—	264,639
EQ/International Growth Portfolio	—	103,673,417	289,989	134,067,419	—	66,289
EQ/Large Cap Core PLUS Portfolio	501,015,516	318,940,076	7,024,780	897,838,736	—	(2,562,445)
EQ/Large Cap Growth Index Portfolio	—	775,071,665	31,310,666	923,336,177	—	10,518,931
EQ/Large Cap Growth PLUS Portfolio	1,076,012,558	52,837,579	774,578,825	534,959,009	—	(198,351,577)
EQ/Large Cap Value Index Portfolio	—	332,539,167	395,001	363,072,309	—	113,968
EQ/Large Cap Value PLUS Portfolio	141,605,091	416,766,001	2,870,626	641,863,439	—	(1,649,101)
EQ/Long Term Bond Portfolio	407,810,733	8,182,421	413,561,931	—	—	(34,252,258)
EQ/Mid Cap Index Portfolio	—	111,089,584	196,031	144,129,303	—	58,453
EQ/Money Market Portfolio	148,125,481	5,219,416	153,344,898	—	75,143	(993)
EQ/PIMCO Ultra Short Bond Portfolio(d)	287,522,827	16,859,410	1,414,342	320,958,516	—	(58,531)
EQ/Quality Bond PLUS Portfolio	108,234,615	570,994,536	1,720,450	693,329,821	—	(223,140)
EQ/Short Duration Bond Portfolio	549,581,703	8,182,421	605,999,725	—	—	(44,451,613)
EQ/Small Company Index Portfolio	54,028,068	145,629,387	18,470,829	233,424,299	—	(3,024,408)
Multimanager Core Bond Portfolio	1,043,262,253	50,946,118	393,334,036	727,555,796	13,282,222	(15,306,874)
Multimanager International Equity Portfolio	689,982,411	11,001,841	813,370,372	263,425,628	—	(437,604,118)
Multimanager Large Cap Core Equity Portfolio	371,141,914	18,550,747	251,326,635	254,152,250	—	(118,962,182)
Multimanager Large Cap Value Portfolio	536,269,110	32,243,607	291,699,849	402,291,799	—	(152,891,983)
Multimanager Mid Cap Growth Portfolio	62,071,676	2,809,901	67,761,858	32,405,045	—	(32,755,890)
Multimanager Mid Cap Value Portfolio	141,972,124	2,166,867	214,553,631	31,154,987	—	(113,609,750)

See Notes to Financial Statements. 33

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
Multimanager Small Cap Growth Portfolio	$190,520,694	$12,050,144	$163,916,915	$102,957,708	$—	$(75,004,106)
Multimanager Small Cap Value Portfolio	165,815,596	2,928,784	527,055	171,159,269	—	(312,277)

	$9,139,141,444	$4,924,575,480	$6,962,178,064	$10,149,862,552	$13,357,365	$(2,567,746,601)

(a)	formerly known as EQ/Franklin Small Cap Value Portfolio
(b)	formerly known as EQ/Marsico Focus Portfolio
(c)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio
(d)	formerly known as EQ/PIMCO Real Return Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$10,149,862,552	$–	$10,149,862,552
Total Asset	$–	$10,149,862,552	$–	$10,149,862,552
Total Liability	$–	$–	$–	$–
Total	$–	$10,149,862,552	$–	$10,149,862,552

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$4,924,575,480

Net Proceeds of Sales and Redemptions:
Investment Companies	$4,394,431,463
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$602,689,580
Aggregate gross unrealized depreciation	(906,157,895)

Net unrealized depreciation	$(303,468,315)

Federal income tax cost of investments	$10,453,330,867

See Notes to Financial Statements. 34

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein International Portfolio‡	8,058,330	$56,838,738
EQ/AllianceBernstein Small Cap Growth Portfolio‡	4,443,380	44,425,148
EQ/AXA Franklin Small Cap Value Core Portfolio‡	4,198,113	28,026,049
EQ/BlackRock Basic Value Equity Portfolio‡	5,925,139	60,210,554
EQ/BlackRock International Value Portfolio‡	7,730,799	72,432,035
EQ/Boston Advisors Equity Income Portfolio‡	10,928,061	43,518,318
EQ/Core Bond Index Portfolio‡	5,854,057	54,543,957
EQ/GAMCO Small Company Value Portfolio‡	1,281,723	30,231,327
EQ/Global Multi-Sector Equity Portfolio‡	5,778,857	53,708,722
EQ/Intermediate Government Bond Index Portfolio‡	2,405,934	23,164,731
EQ/International Core PLUS Portfolio‡	19,563,800	146,883,918
EQ/International ETF Portfolio‡	30,723,307	199,372,268
EQ/International Growth Portfolio‡	14,610,595	67,248,152
EQ/Large Cap Core PLUS Portfolio‡	57,526,633	339,599,045
EQ/Large Cap Growth Index Portfolio‡	53,092,632	334,937,771
EQ/Large Cap Growth PLUS Portfolio‡	16,756,765	208,146,158
EQ/Large Cap Value Index Portfolio‡	39,181,189	161,691,596
EQ/Large Cap Value PLUS Portfolio‡	30,498,132	231,998,975
EQ/Mid Cap Index Portfolio‡	12,046,652	65,041,838
EQ/PIMCO Ultra Short Bond Portfolio‡	2,835,856	27,910,909
EQ/Quality Bond PLUS Portfolio‡	6,428,046	57,381,020
EQ/Small Company Index Portfolio‡	10,334,586	71,455,734
Multimanager Core Bond Portfolio‡	5,415,435	54,513,124
Multimanager International Equity Portfolio‡	9,317,303	83,291,005
Multimanager Large Cap Core Equity Portfolio‡	11,599,382	88,084,878
Multimanager Large Cap Value Portfolio‡	21,985,877	160,775,614
Multimanager Mid Cap Growth Portfolio*‡	1,201,836	6,991,691
Multimanager Mid Cap Value Portfolio‡	1,339,946	8,741,270
Multimanager Small Cap Growth Portfolio*‡	6,842,170	38,778,617
Multimanager Small Cap Value Portfolio‡	4,467,937	31,387,394

Total Investment Companies (100.0%) (Cost $2,889,226,152)		2,851,330,556

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $1,196,657)	$1,196,657	$1,196,657

Total Investments (100.1%) (Cost/Amortized Cost $2,890,422,809)		2,852,527,213
Other Assets Less Liabilities (-0.1%)		(2,209,604)

Net Assets (100%)		$2,850,317,609

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements. 35

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein International Portfolio	$—	$43,922,753	$565,940	$56,838,738	$—	$161,070
EQ/AllianceBernstein Small Cap Growth Portfolio	—	33,956,377	275,941	44,425,148	—	87,565
EQ/AXA Franklin Small Cap Value Core Portfolio(a)	53,101,425	4,025,979	54,114,271	28,026,049	—	(31,694,509)
EQ/BlackRock Basic Value Equity Portfolio	306,808,182	16,952,943	453,856,693	60,210,554	—	(208,616,008)
EQ/BlackRock International Value Portfolio	175,458,865	5,011,055	221,396,743	72,432,035	—	(128,682,566)
EQ/Boston Advisors Equity Income Portfolio	37,527,342	9,742,865	2,185,854	43,518,318	—	(452,668)
EQ/Core Bond Index Portfolio	—	53,753,275	71,607	54,543,957	—	1,094
EQ/Davis New York Venture Portfolio	138,381,107	4,138,090	215,732,446	—	—	(98,413,237)
EQ/Focus PLUS Portfolio(b)	4,560,860	—	6,680,116	—	—	(3,007,640)
EQ/GAMCO Small Company Value Portfolio	78,451,236	5,215,130	89,434,939	30,231,327	—	(43,091,594)
EQ/Global Multi-Sector Equity Portfolio(c)	37,760,579	8,730,922	5,313,928	53,708,722	—	(3,273,742)
EQ/Intermediate Government Bond Index Portfolio	—	23,433,275	72,595	23,164,731	—	106
EQ/International Core PLUS Portfolio	155,060,371	20,427,184	87,626,325	146,883,918	—	(50,106,616)
EQ/International ETF Portfolio	—	158,461,534	1,810,826	199,372,268	—	442,906
EQ/International Growth Portfolio	—	52,792,753	585,667	67,248,152	—	141,343
EQ/Large Cap Core PLUS Portfolio	159,212,995	149,809,616	7,400,801	339,599,045	—	(2,255,141)
EQ/Large Cap Growth Index Portfolio	—	279,399,864	9,454,715	334,937,771	—	2,946,831
EQ/Large Cap Growth PLUS Portfolio	420,599,387	29,354,821	310,367,246	208,146,158	—	(77,297,869)
EQ/Large Cap Value Index Portfolio	—	144,429,130	839,024	161,691,596	—	251,492
EQ/Large Cap Value PLUS Portfolio	50,441,408	152,801,534	5,375,013	231,998,975	—	(3,121,281)
EQ/Mid Cap Index Portfolio	—	50,586,202	445,191	65,041,838	—	136,416
EQ/PIMCO Ultra Short Bond Portfolio(d)	25,365,447	1,155,139	202,151	27,910,909	—	(6,763)
EQ/Quality Bond PLUS Portfolio	5,688,561	50,752,427	279,527	57,381,020	—	(43,242)
EQ/Small Company Index Portfolio	6,206,744	49,873,205	1,223,800	71,455,734	—	(324,115)
Multimanager Core Bond Portfolio	142,509,078	5,186,719	97,887,046	54,513,124	1,355,990	(4,363,595)
Multimanager International Equity Portfolio	206,400,719	13,139,863	277,544,880	83,291,005	—	(159,371,931)
Multimanager Large Cap Core Equity Portfolio	127,076,383	8,841,784	92,106,867	88,084,878	—	(45,249,239)
Multimanager Large Cap Value Portfolio	212,783,663	16,129,105	120,595,648	160,775,614	—	(63,261,260)
Multimanager Mid Cap Growth Portfolio	21,483,145	560,563	30,667,409	6,991,691	—	(15,143,812)
Multimanager Mid Cap Value Portfolio	35,996,970	1,155,139	52,093,043	8,741,270	—	(25,567,655)
Multimanager Small Cap Growth Portfolio	70,208,759	6,072,982	61,079,311	38,778,617	—	(27,421,472)
Multimanager Small Cap Value Portfolio	29,850,203	1,350,389	737,960	31,387,394	—	(406,260)

	$2,500,933,429	$1,401,162,617	$2,208,023,523	$2,851,330,556	$1,355,990	$(987,003,392)

See Notes to Financial Statements. 36

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

(a)	formerly known as EQ/Franklin Small Cap Value Portfolio
(b)	formerly known as EQ/Marsico Focus Portfolio
(c)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio
(d)	formerly known as EQ/PIMCO Real Return Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$2,851,330,556	$–	$2,851,330,556
Short-Term Investments	–	1,196,657	–	1,196,657
Total Asset	$–	$2,852,527,213	$–	$2,852,527,213
Total Liability	$–	$–	$–	$–
Total	$–	$2,852,527,213	$–	$2,852,527,213

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$1,401,162,617

Net Proceeds of Sales and Redemptions:
Investment Companies	$1,221,020,131
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$234,334,682
Aggregate gross unrealized depreciation	(271,978,258)

Net unrealized depreciation	$(37,643,576)

Federal income tax cost of investments	$2,890,170,789

See Notes to Financial Statements. 37

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.0%)
Auto Components (0.2%)
Amerigon, Inc.*^	1,800	$10,980
BorgWarner, Inc.^	26,523	905,760
Cooper Tire & Rubber Co.	5,406	53,628
Drew Industries, Inc.*^	100	1,217
Fuel Systems Solutions, Inc.*^	900	18,171
Gentex Corp.^	11,600	134,560
Goodyear Tire & Rubber Co.*^	20,793	234,129
Johnson Controls, Inc.^	27,841	604,707
Raser Technologies, Inc.*^	2,500	7,000
WABCO Holdings, Inc.	5,300	93,810
Wonder Auto Technology, Inc.*	1,200	12,156

		2,076,118

Automobiles (0.1%)
Thor Industries, Inc.	900	16,533
Toyota Motor Corp. (ADR)^	7,300	551,369
Winnebago Industries, Inc.	2,400	17,832

		585,734

Distributors (0.0%)
LKQ Corp.*	12,118	199,341

Diversified Consumer Services (0.5%)
American Public Education, Inc.*^	1,643	65,079
Apollo Group, Inc., Class A*	11,283	802,447
Bridgepoint Education, Inc.*	1,425	24,225
Brink’s Home Security Holdings, Inc.*	4,015	113,665
Capella Education Co.*^	1,200	71,940
Career Education Corp.*	5,908	147,050
ChinaCast Education Corp.*	3,085	21,965
Coinstar, Inc.*^	2,300	61,410
Corinthian Colleges, Inc.*^	6,900	116,817
DeVry, Inc.	5,346	267,514
Grand Canyon Education, Inc.*^	700	11,746
H&R Block, Inc.	28,995	499,584
Hillenbrand, Inc.	2,008	33,413
ITT Educational Services, Inc.*^	3,200	322,112
K12, Inc.*^	2,197	47,345
Learning Tree International, Inc.*	700	7,210
Lincoln Educational Services Corp.*^	200	4,186
Matthews International Corp., Class A^	2,400	74,688
New Oriental Education & Technology Group, Inc. (ADR)*^	11,750	791,480
Pre-Paid Legal Services, Inc.*	600	26,154
Princeton Review, Inc.*	1,100	5,951
Sotheby’s, Inc.^	5,500	77,605
Steiner Leisure Ltd.*^	800	24,424
Strayer Education, Inc.^	1,200	261,732
Universal Technical Institute, Inc.*	1,961	29,278
Weight Watchers International, Inc.^	268	6,906

		3,915,926

Hotels, Restaurants & Leisure (3.3%)
AFC Enterprises, Inc.*	1,100	7,425
Ambassadors Group, Inc.	1,500	20,655
Ameristar Casinos, Inc.	2,398	45,634
Bally Technologies, Inc.*	4,400	131,648
BJ’s Restaurants, Inc.*	1,100	18,557
Brinker International, Inc.^	8,200	139,646
Buffalo Wild Wings, Inc.*^	1,400	45,528
Burger King Holdings, Inc.^	9,240	159,575
California Pizza Kitchen, Inc.*^	1,300	17,277

	Number of Shares	Value (Note 1)
Carnival Corp.	16,978	$437,523
CEC Entertainment, Inc.*	2,094	61,731
Cheesecake Factory, Inc.*^	4,800	83,040
Chipotle Mexican Grill, Inc., Class A*^	2,700	216,000
Choice Hotels International, Inc.^	900	23,949
CKE Restaurants, Inc.	4,200	35,616
Cracker Barrel Old Country Store, Inc.^	1,200	33,480
Ctrip.com International Ltd. (ADR)*	16,493	763,626
Darden Restaurants, Inc.^	11,400	375,972
Denny’s Corp.*	7,700	16,555
DineEquity, Inc.	1,400	43,666
Dover Downs Gaming & Entertainment, Inc.	1,100	5,115
Einstein Noah Restaurant Group, Inc.*	200	1,730
Great Wolf Resorts, Inc.*	200	408
International Game Technology	47,403	753,708
Interval Leisure Group, Inc.*^	3,592	33,477
Isle of Capri Casinos, Inc.*	1,649	21,965
Jack in the Box, Inc.*	5,006	112,385
Krispy Kreme Doughnuts, Inc.*	4,600	13,800
Las Vegas Sands Corp.*^	19,673	154,630
Life Time Fitness, Inc.*^	296	5,923
Marriott International, Inc., Class A^	11,901	262,645
McDonald’s Corp.	281,026	16,156,184
MGM MIRAGE*^	7,669	49,005
Monarch Casino & Resort, Inc.*^	400	2,920
Morgans Hotel Group Co.*^	1,800	6,894
P.F. Chang’s China Bistro, Inc.*^	1,800	57,708
Panera Bread Co., Class A*	2,200	109,692
Papa John’s International, Inc.*^	1,400	34,706
Peet’s Coffee & Tea, Inc.*	1,100	27,720
Pinnacle Entertainment, Inc.*	3,134	29,115
Red Robin Gourmet Burgers, Inc.*^	1,100	20,625
Royal Caribbean Cruises Ltd.	3,719	50,355
Ruth’s Hospitality Group, Inc.*^	900	3,303
Scientific Games Corp., Class A*^	5,200	82,004
Shuffle Master, Inc.*^	4,300	28,423
Sonic Corp.*^	4,100	41,123
Starbucks Corp.*^	62,520	868,403
Starwood Hotels & Resorts Worldwide, Inc.^	2,574	57,143
Texas Roadhouse, Inc., Class A*	4,000	43,640
Tim Hortons, Inc.	15,000	368,100
Town Sports International Holdings, Inc.*^	1,400	5,250
Wendy’s/Arby’s Group, Inc., Class A	12,410	49,640
WMS Industries, Inc.*^	3,600	113,436
Wyndham Worldwide Corp.	6,999	84,828
Wynn Resorts Ltd.*	63,954	2,257,576
Yum! Brands, Inc.	127,252	4,242,581

		28,833,263

Household Durables (0.3%)
D.R. Horton, Inc.	136,072	1,273,634
Garmin Ltd.	7,798	185,748
Harman International Industries, Inc.^	3,500	65,800
iRobot Corp.*^	1,500	19,470
Leggett & Platt, Inc.	8,530	129,912
M.D.C. Holdings, Inc.	1,352	40,709
National Presto Industries, Inc.	459	34,930
Newell Rubbermaid, Inc.	4,198	43,701
NVR, Inc.*	94	47,225

See Notes to Financial Statements. 38

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pulte Homes, Inc.^	4,000	$35,320
Snap-On, Inc.	1,476	42,420
Tempur-Pedic International, Inc.^	6,668	87,151
Tupperware Brands Corp.^	5,000	130,100
Universal Electronics, Inc.*	1,100	22,187

		2,158,307

Internet & Catalog Retail (1.3%)
1-800-FLOWERS.COM, Inc., Class A*^	2,100	4,032
Amazon.com, Inc.*	95,882	8,021,487
Blue Nile, Inc.*^	1,100	47,289
Drugstore.Com, Inc.*	6,800	12,376
Expedia, Inc.*	14,382	217,312
HSN, Inc.*	3,758	39,722
Liberty Media Corp., Interactive, Class A*	147,295	737,948
Netflix, Inc.*^	3,300	136,422
NutriSystem, Inc.^	2,500	36,250
Orbitz Worldwide, Inc.*^	200	380
Overstock.com, Inc.*^	1,300	15,548
PetMed Express, Inc.*^	1,900	28,557
priceline.com, Inc.*^	12,110	1,350,871
Stamps.com, Inc.*	1,100	9,328
Ticketmaster Entertainment, Inc.*	3,773	24,223

		10,681,745

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	6,475	156,954
Leapfrog Enterprises, Inc.*	2,700	6,183
Mattel, Inc.	23,783	381,717
Polaris Industries, Inc.^	2,400	77,088
Pool Corp.^	3,100	51,336
Smith & Wesson Holding Corp.*	3,000	17,040
Sturm Ruger & Co., Inc.	1,838	22,865

		713,183

Media (3.1%)
Arbitron, Inc.	2,200	34,958
Cablevision Systems Corp. - New York Group, Class A	326,990	6,346,875
CBS Corp., Class B	18,880	130,650
Cinemark Holdings, Inc.	2,852	32,285
CKX, Inc.*	5,499	38,988
Comcast Corp., Class A^	528,405	7,472,189
Crown Media Holdings, Inc., Class A*	400	668
CTC Media, Inc.*	2,179	25,756
DIRECTV Group, Inc.*	38,881	960,750
Discovery Communications, Inc., Class C*	22,341	458,661
Dolan Media Co.*^	2,100	26,859
Global Sources Ltd.*	1,540	11,103
Interactive Data Corp.	1,400	32,396
John Wiley & Sons, Inc., Class A	3,300	109,725
Liberty Global, Inc., Class A*	12,195	193,779
Liberty Media Corp., Capital Series, Class A*	97,255	1,318,778
Liberty Media Corp., Entertainment Series, Class A*	136,365	3,647,763
Martha Stewart Living Omnimedia, Inc., Class A*	2,100	6,426
Marvel Entertainment, Inc.*^	4,000	142,360
McGraw-Hill Cos., Inc.	26,735	804,991
Morningstar, Inc.*	1,760	72,565
National CineMedia, Inc.	224	3,082
Omnicom Group, Inc.	26,413	834,123
Playboy Enterprises, Inc., Class B*	1,000	2,510
RCN Corp.*^	1,600	9,552
Regal Entertainment Group, Class A	3,827	50,861

	Number of Shares	Value (Note 1)
Scripps Networks Interactive, Inc., Class A	4,566	$127,072
Valassis Communications, Inc.*	1,900	11,609
Value Line, Inc.	100	3,287
Viacom, Inc., Class B*	18,530	420,631
Walt Disney Co.	117,375	2,738,358
Warner Music Group Corp.*	1,100	6,435
World Wrestling Entertainment, Inc., Class A^	1,700	21,352

		26,097,397

Multiline Retail (0.5%)
99 Cents Only Stores*^	3,796	51,550
Big Lots, Inc.*^	775	16,298
Dollar Tree, Inc.*	7,300	307,330
Family Dollar Stores, Inc.	12,003	339,685
Fred’s, Inc., Class A	1,345	16,947
Kohl’s Corp.*	24,238	1,036,175
Nordstrom, Inc.^	13,473	267,978
Target Corp.	63,692	2,513,923

		4,549,886

Specialty Retail (1.7%)
Aaron’s, Inc.	4,172	124,409
Abercrombie & Fitch Co., Class A^	3,693	93,765
Advance Auto Parts, Inc.	8,000	331,920
Aeropostale, Inc.*^	5,400	185,058
American Eagle Outfitters, Inc.^	14,727	208,682
AutoZone, Inc.*^	2,714	410,113
Barnes & Noble, Inc.	855	17,639
bebe Stores, Inc.	700	4,816
Bed Bath & Beyond, Inc.*^	22,205	682,804
Best Buy Co., Inc.	28,598	957,747
Big 5 Sporting Goods Corp.	2,169	23,989
Buckle, Inc.^	1,900	60,363
CarMax, Inc.*^	13,240	194,628
Cato Corp., Class A^	2,606	45,449
Charlotte Russe Holding, Inc.*	300	3,864
Chico’s FAS, Inc.*^	14,477	140,861
Children’s Place Retail Stores, Inc.*	2,181	57,644
Christopher & Banks Corp.^	1,900	12,749
Citi Trends, Inc.*	1,200	31,056
Coldwater Creek, Inc.*	4,600	27,876
Collective Brands, Inc.*	2,656	38,698
Dick’s Sporting Goods, Inc.*^	6,900	118,680
DSW, Inc., Class A*^	600	5,910
Finish Line, Inc., Class A	1,100	8,162
Foot Locker, Inc.	6,209	65,008
GameStop Corp., Class A*	12,240	269,402
Gap, Inc.	36,305	595,402
Guess?, Inc.	4,900	126,322
Gymboree Corp.*^	1,700	60,316
hhgregg, Inc.*^	1,000	15,160
Hibbett Sports, Inc.*^	2,300	41,400
Home Depot, Inc.	9,789	231,314
HOT Topic, Inc.*	2,820	20,614
J. Crew Group, Inc.*^	4,418	119,374
Jo-Ann Stores, Inc.*	1,047	21,641
JoS. A. Bank Clothiers, Inc.*^	1,682	57,962
Limited Brands, Inc.	14,300	171,171
Lowe’s Cos., Inc.	226,794	4,402,071
Lumber Liquidators, Inc.*^	800	12,608
Men’s Wearhouse, Inc.	500	9,590
Midas, Inc.*^	1,100	11,528
Monro Muffler, Inc.^	1,593	40,956
Office Depot, Inc.*	5,256	23,967
OfficeMax, Inc.	5,363	33,680
O’Reilly Automotive, Inc.*^	11,583	441,081

See Notes to Financial Statements. 39

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Penske Automotive Group, Inc.	1,421	$23,645
PetSmart, Inc.	10,300	221,038
RadioShack Corp.	1,690	23,592
Ross Stores, Inc.^	10,700	413,020
Sally Beauty Holdings, Inc.*^	1,963	12,485
Sherwin-Williams Co.^	7,173	385,549
Staples, Inc.	60,692	1,224,158
Stein Mart, Inc.*	2,598	23,018
Systemax, Inc.*	400	4,764
Tiffany & Co.^	9,239	234,301
TJX Cos., Inc.	34,675	1,090,876
Tractor Supply Co.*^	3,141	129,786
Tween Brands, Inc.*	1,600	10,688
Ulta Salon Cosmetics & Fragrance, Inc.*	1,600	17,792
Urban Outfitters, Inc.*^	11,052	230,655
Wet Seal, Inc., Class A*^	7,500	23,025
Williams-Sonoma, Inc.^	3,580	42,495
Zumiez, Inc.*^	1,600	12,816

		14,681,152

Textiles, Apparel & Luxury Goods (0.9%)
American Apparel, Inc.*	2,700	9,828
Carter’s, Inc.*	3,940	96,963
Cherokee, Inc.^	300	5,946
Coach, Inc.	27,014	726,136
Crocs, Inc.*^	6,300	21,420
Deckers Outdoor Corp.*	1,100	77,297
FGX International Holdings Ltd.*^	1,100	12,518
Fossil, Inc.*	3,700	89,096
Fuqi International, Inc.*^	800	16,568
G-III Apparel Group Ltd.*^	700	8,043
Hanesbrands, Inc.*^	7,600	114,076
Liz Claiborne, Inc.	6,868	19,780
Lululemon Athletica, Inc.*	3,751	48,876
Maidenform Brands, Inc.*^	900	10,323
NIKE, Inc., Class B	85,926	4,449,249
Phillips-Van Heusen Corp.	2,821	80,934
Polo Ralph Lauren Corp.	21,285	1,139,599
Steven Madden Ltd.*	1,479	37,641
Timberland Co., Class A*	2,670	35,431
True Religion Apparel, Inc.*^	2,344	52,271
Under Armour, Inc., Class A*^	2,700	60,426
VF Corp.	1,755	97,139
Volcom, Inc.*^	1,500	18,750
Warnaco Group, Inc.*^	3,700	119,880
Weyco Group, Inc.^	300	6,927
Wolverine World Wide, Inc.	4,000	88,240

		7,443,357

Total Consumer Discretionary		101,935,409

Consumer Staples (9.9%)
Beverages (2.4%)
Boston Beer Co., Inc., Class A*^	700	20,713
Brown-Forman Corp., Class B	6,200	266,476
Coca-Cola Bottling Co. Consolidated^	300	16,539
Coca-Cola Co.	153,204	7,352,260
Coca-Cola Enterprises, Inc.	22,436	373,559
Hansen Natural Corp.*^	5,900	181,838
Molson Coors Brewing Co., Class B	714	30,224
National Beverage Corp.*^	100	1,065
Pepsi Bottling Group, Inc.	9,645	326,387
PepsiCo, Inc.	207,423	11,399,968

		19,969,029

Food & Staples Retailing (3.8%)
Arden Group, Inc., Class A^	100	12,510
BJ’s Wholesale Club, Inc.*	940	30,296

	Number of Shares	Value (Note 1)
Casey’s General Stores, Inc.	2,786	$71,572
Costco Wholesale Corp.	85,690	3,916,033
CVS Caremark Corp.	322,515	10,278,553
Kroger Co.	46,697	1,029,669
Pantry, Inc.*^	300	4,980
Pricesmart, Inc.	1,200	20,100
Ruddick Corp.^	200	4,686
Sysco Corp.	50,057	1,125,281
United Natural Foods, Inc.*^	3,797	99,671
Village Super Market, Inc., Class A	635	18,891
Walgreen Co.	83,988	2,469,247
Wal-Mart Stores, Inc.	258,013	12,498,151
Whole Foods Market, Inc.^	7,764	147,361

		31,727,001

Food Products (0.6%)
AgFeed Industries, Inc.*^	1,600	9,488
Alico, Inc.^	200	6,004
American Dairy, Inc.*	400	15,864
American Italian Pasta Co., Class A*	1,407	41,000
Archer-Daniels-Midland Co.	30,608	819,375
Calavo Growers, Inc.^	800	15,864
Cal-Maine Foods, Inc.^	1,000	24,960
Campbell Soup Co.	11,450	336,859
Darling International, Inc.*	6,600	43,560
Dean Foods Co.*	15,440	296,294
Diamond Foods, Inc.	1,300	36,270
Flowers Foods, Inc.^	5,601	122,326
General Mills, Inc.	11,538	646,359
Green Mountain Coffee Roasters, Inc.*^	2,600	153,712
H.J. Heinz Co.	21,664	773,405
Hain Celestial Group, Inc.*^	400	6,244
Hershey Co.^	7,713	277,668
Hormel Foods Corp.	700	24,178
HQ Sustainable Maritime Industries, Inc.*	500	4,575
J&J Snack Foods Corp.	1,314	47,173
Kellogg Co.	21,603	1,006,051
Lancaster Colony Corp.	1,600	70,512
Lance, Inc.^	2,543	58,820
Lifeway Foods, Inc.*	400	5,160
McCormick & Co., Inc. (Non-Voting)	11,149	362,677
Sanderson Farms, Inc.^	1,807	81,315
Sara Lee Corp.	15,054	146,927
Smart Balance, Inc.*	3,900	26,559
Synutra International, Inc.*^	800	8,800
Tootsie Roll Industries, Inc.^	2,231	50,621
Zhongpin, Inc.*^	1,500	15,540

		5,534,160

Household Products (1.6%)
Church & Dwight Co., Inc.^	5,700	309,567
Clorox Co.	10,505	586,494
Colgate-Palmolive Co.	42,300	2,992,302
Energizer Holdings, Inc.*	4,911	256,551
Kimberly-Clark Corp.	30,553	1,601,894
Procter & Gamble Co.	160,764	8,215,040
WD-40 Co.	600	17,400

		13,979,248

Personal Products (0.2%)
Alberto-Culver Co.^	6,299	160,184
American Oriental Bioengineering, Inc.*^	226	1,196
Avon Products, Inc.	36,260	934,783
Bare Escentuals, Inc.*	4,900	43,463
Chattem, Inc.*^	1,612	109,777
China Sky One Medical, Inc.*^	600	8,088

See Notes to Financial Statements. 40

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Estee Lauder Cos., Inc., Class A	9,514	$310,822
Herbalife Ltd.	5,300	167,162
Inter Parfums, Inc.^	100	734
Mead Johnson Nutrition Co., Class A*	1,916	60,871
NBTY, Inc.*^	3,286	92,402
Nu Skin Enterprises, Inc., Class A^	4,464	68,299
USANA Health Sciences, Inc.*^	500	14,865

		1,972,646

Tobacco (1.3%)
Alliance One International, Inc.*	5,200	19,760
Altria Group, Inc.	175,086	2,869,660
Lorillard, Inc.	12,617	855,054
Philip Morris International, Inc.	165,150	7,203,843
Star Scientific, Inc.*^	1,100	979
Vector Group Ltd.	2,700	38,583

		10,987,879

Total Consumer Staples		84,169,963

Energy (8.4%)
Energy Equipment & Services (4.1%)
Atwood Oceanics, Inc.*^	4,500	112,095
Bolt Technology Corp.*	700	7,868
Cal Dive International, Inc.*	300	2,589
Cameron International Corp.*^	18,496	523,437
CARBO Ceramics, Inc.^	1,700	58,140
Diamond Offshore Drilling, Inc.^	5,878	488,168
Dresser-Rand Group, Inc.*	7,000	182,700
Dril-Quip, Inc.*^	2,500	95,250
ENGlobal Corp.*	2,200	10,824
ENSCO International, Inc.	3,395	118,384
Exterran Holdings, Inc.*	2,709	43,452
FMC Technologies, Inc.*^	42,050	1,580,239
Geokinetics, Inc.*	200	2,730
Gulf Island Fabrication, Inc.^	1,000	15,830
GulfMark Offshore, Inc.*	1,400	38,640
Halliburton Co.	179,600	3,717,720
Helmerich & Payne, Inc.	2,919	90,110
Lufkin Industries, Inc.^	1,216	51,133
NATCO Group, Inc., Class A*	313	10,304
National Oilwell Varco, Inc.*	122,481	4,000,229
Natural Gas Services Group, Inc.*	1,000	13,300
Oceaneering International, Inc.*	4,500	203,400
Patterson-UTI Energy, Inc.	1,881	24,190
PHI, Inc.*	700	11,998
Pioneer Drilling Co.*^	500	2,395
Pride International, Inc.*^	6,857	171,836
Rowan Cos., Inc.^	1,683	32,516
RPC, Inc.^	2,400	20,040
Schlumberger Ltd.	45,947	2,486,192
Smith International, Inc.	11,038	284,229
Sulphco, Inc.*^	4,700	4,324
TETRA Technologies, Inc.*^	3,406	27,112
Transocean Ltd.*	139,834	10,388,268
Weatherford International Ltd.*	531,570	10,397,508
Willbros Group, Inc.*	3,200	40,032

		35,257,182

Oil, Gas & Consumable Fuels (4.3%)
Alpha Natural Resources, Inc.*^	5,700	149,739
Anadarko Petroleum Corp.	274,342	12,452,383
Apco Argentina, Inc.	300	5,769
Approach Resources, Inc.*^	700	4,830
Arena Resources, Inc.*^	3,100	98,735
Atlas America, Inc.^	1,389	24,821
ATP Oil & Gas Corp.*^	2,300	16,008
BPZ Resources, Inc.*^	4,900	23,961
Brigham Exploration Co.*	4,998	17,443

	Number of Shares	Value (Note 1)
Carrizo Oil & Gas, Inc.*	2,200	$37,730
Cheniere Energy, Inc.*^	3,100	9,114
Clean Energy Fuels Corp.*^	2,000	17,220
CNX Gas Corp.*	2,200	57,794
Comstock Resources, Inc.*^	314	10,378
Consol Energy, Inc.	15,388	522,576
Contango Oil & Gas Co.*^	1,100	46,739
Continental Resources, Inc.*^	1,237	34,327
CVR Energy, Inc.*^	1,900	13,927
Delta Petroleum Corp.*	5,000	9,650
Denbury Resources, Inc.*	149,177	2,197,377
El Paso Corp.	16,940	156,356
Endeavour International Corp.*	9,200	12,512
Evergreen Energy, Inc.*	10,000	9,800
EXCO Resources, Inc.*	11,400	147,288
Exxon Mobil Corp.	106,000	7,410,460
Forest Oil Corp.*	3,725	55,577
Foundation Coal Holdings, Inc.	3,700	104,007
Frontier Oil Corp.	6,280	82,331
FX Energy, Inc.*	3,300	12,507
GMX Resources, Inc.*	500	5,320
Golar LNG Ltd.^	2,400	20,520
Gulfport Energy Corp.*^	700	4,795
Holly Corp.	3,500	62,930
James River Coal Co.*	2,200	33,286
Mariner Energy, Inc.*^	7,098	83,402
Massey Energy Co.	5,785	113,039
McMoRan Exploration Co.*	4,900	29,204
Northern Oil and Gas, Inc.*^	1,700	10,829
Panhandle Oil and Gas, Inc., Class A	600	11,778
Peabody Energy Corp.	22,741	685,869
Petrohawk Energy Corp.*	23,490	523,827
Petroleo Brasileiro S.A. (ADR)	104,895	4,298,597
Plains Exploration & Production Co.*	5,496	150,371
PrimeEnergy Corp.*	100	3,581
Quicksilver Resources, Inc.*^	8,800	81,752
Range Resources Corp.^	1,947	80,625
Rex Energy Corp.*	1,400	7,980
Ship Finance International Ltd.^	3,578	39,465
Southwestern Energy Co.*	62,009	2,409,050
St. Mary Land & Exploration Co.	884	18,449
Teekay Corp.	1,759	36,992
Teekay Tankers Ltd., Class A^	1,100	10,219
Tesoro Corp.^	5,063	64,452
VAALCO Energy, Inc.*^	1,500	6,345
Venoco, Inc.*^	1,600	12,272
W&T Offshore, Inc.^	2,400	23,376
Warren Resources, Inc.*^	4,700	11,515
Westmoreland Coal Co.*^	700	5,670
World Fuel Services Corp.	2,593	106,909
XTO Energy, Inc.	96,400	3,676,696

		36,370,474

Total Energy		71,627,656

Financials (7.6%)
Capital Markets (2.4%)
Affiliated Managers Group, Inc.*^	3,300	192,027
Ameriprise Financial, Inc.	1,640	39,803
Apollo Investment Corp., Class A(b)*	450,000	1,575,000
Bank of New York Mellon Corp.	20,864	611,524
BGC Partners, Inc., Class A^	1,500	5,685
BlackRock, Inc.^	575	100,867
Broadpoint Gleacher Securities, Inc.*^	3,842	21,438
Charles Schwab Corp.	80,519	1,412,303
Cohen & Steers, Inc.	800	11,960

See Notes to Financial Statements. 41

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Diamond Hill Investment Group, Inc.*^	200	$8,036
Eaton Vance Corp.^	10,011	267,794
Epoch Holding Corp.^	800	6,912
Federated Investors, Inc., Class B^	7,100	171,039
Franklin Resources, Inc.	5,735	412,977
GAMCO Investors, Inc., Class A	200	9,700
GFI Group, Inc.	5,400	36,396
GLG Partners, Inc.^	17,110	69,980
Goldman Sachs Group, Inc.	43,673	6,439,148
Greenhill & Co., Inc.^	1,600	115,536
International Assets Holding Corp.*^	400	5,948
Invesco Ltd.	2,812	50,110
Investment Technology Group, Inc.*	305	6,219
Janus Capital Group, Inc.	12,300	140,220
Jefferies Group, Inc.*	7,620	162,535
KBW, Inc.*^	1,516	43,600
Knight Capital Group, Inc., Class A*^	4,242	72,326
Lazard Ltd., Class A^	6,100	164,212
MF Global Ltd.*^	3,600	21,348
Morgan Stanley	61,635	1,757,214
Northern Trust Corp.	20,452	1,097,863
optionsXpress Holdings, Inc.	3,400	52,802
Pzena Investment Management, Inc., Class A	500	3,790
Riskmetrics Group, Inc.*^	1,700	30,022
Safeguard Scientifics, Inc.*	800	1,056
SEI Investments Co.	10,900	196,636
State Street Corp.	22,342	1,054,542
Stifel Financial Corp.*^	2,407	115,753
T. Rowe Price Group, Inc.^	21,702	904,322
TD Ameritrade Holding Corp.*	103,082	1,808,058
Teton Advisors, Inc.(b)*†	3	5
U.S. Global Investors, Inc., Class A	900	8,334
Waddell & Reed Financial, Inc., Class A^	7,000	184,590
Westwood Holdings Group, Inc.^	400	16,724

		19,406,354

Commercial Banks (1.5%)
BOK Financial Corp.	686	25,842
CapitalSource, Inc.	4,152	20,262
Cardinal Financial Corp.	1,200	9,396
Cathay General Bancorp	2,229	21,198
Commerce Bancshares, Inc./Missouri	1,878	59,777
Enterprise Financial Services Corp.	500	4,545
First Financial Bankshares, Inc.^	1,034	52,072
Hancock Holding Co.^	200	6,498
PrivateBancorp, Inc.^	1,700	37,808
Signature Bank/New York*^	2,500	67,800
Suffolk Bancorp^	300	7,692
SVB Financial Group*^	500	13,610
SY Bancorp, Inc.^	100	2,417
U.S. Bancorp	204,411	3,663,045
Wells Fargo & Co.	363,658	8,822,342
Westamerica Bancorporation^	1,478	73,324

		12,887,628

Consumer Finance (0.7%)
Advance America Cash Advance Centers, Inc.	1,000	4,430
American Express Co.	218,780	5,084,447
AmeriCredit Corp.*	2,643	35,813
Capital One Financial Corp.	10,959	239,783
Cardtronics, Inc.*^	1,000	3,810
Credit Acceptance Corp.*^	300	6,555
Dollar Financial Corp.*^	2,000	27,580
EZCORP, Inc., Class A*	4,336	46,742

	Number of Shares	Value (Note 1)
First Cash Financial Services, Inc.*	1,500	$26,280
SLM Corp.*^	8,581	88,127

		5,563,567

Diversified Financial Services (1.9%)
Asset Acceptance Capital Corp.*^	1,000	7,690
Bank of America Corp.	408,327	5,389,915
CME Group, Inc.	326	101,422
Fifth Street Finance Corp.	5	53
Financial Federal Corp.	984	20,221
IntercontinentalExchange, Inc.*^	6,195	707,717
JPMorgan Chase & Co.	152,123	5,188,916
Leucadia National Corp.*	5,954	125,570
Life Partners Holdings, Inc.^	500	7,090
MarketAxess Holdings, Inc.*	3,130	29,829
Moody’s Corp.	16,026	422,285
MSCI, Inc., Class A*	8,641	211,186
NASDAQ OMX Group, Inc.*	66,006	1,406,588
NewStar Financial, Inc.*	600	1,146
NYSE Euronext	107,202	2,921,255
PICO Holdings, Inc.*	769	22,070
Portfolio Recovery Associates, Inc.*^	1,411	54,648

		16,617,601

Insurance (0.8%)
Aflac, Inc.^	135,660	4,217,669
American International Group, Inc.	80,283	93,128
Amtrust Financial Services, Inc.	100	1,140
Arthur J. Gallagher & Co.	8,052	171,830
Axis Capital Holdings Ltd.	3,572	93,515
Brown & Brown, Inc.	7,461	148,698
Citizens, Inc./Texas*	2,748	16,708
CNA Financial Corp.	1,327	20,529
eHealth, Inc.*^	2,000	35,320
Endurance Specialty Holdings Ltd.	1,562	45,767
Erie Indemnity Co., Class A^	1,861	66,549
Fidelity National Financial, Inc., Class A	3,232	43,729
First Mercury Financial Corp.	200	2,754
Genworth Financial, Inc., Class A	16,226	113,420
Lincoln National Corp.	6,942	119,472
Marsh & McLennan Cos., Inc.	3,518	70,817
Principal Financial Group, Inc.	26,491	499,090
Progressive Corp.*	6,152	92,957
Prudential Financial, Inc.	18,712	696,461
Reinsurance Group of America, Inc.	599	20,911
RLI Corp.	749	33,555
Tower Group, Inc.	3,213	79,618
Validus Holdings Ltd.	1,343	29,519
W.R. Berkley Corp.	3,920	84,162

		6,797,318

Real Estate Investment Trusts (REITs) (0.3%)
Acadia Realty Trust (REIT)^	1,300	16,965
Alexander’s, Inc. (REIT)	100	26,960
Alexandria Real Estate Equities, Inc. (REIT)	831	29,741
Associated Estates Realty Corp. (REIT)	700	4,172
Digital Realty Trust, Inc. (REIT)^	6,557	235,069
DuPont Fabros Technology, Inc. (REIT)^	600	5,652
EastGroup Properties, Inc. (REIT)	1,423	46,987
Equity Lifestyle Properties, Inc. (REIT)	1,100	40,898
Federal Realty Investment Trust (REIT)	650	33,488
HCP, Inc. (REIT)^	9,232	195,626
Health Care REIT, Inc. (REIT)	4,850	165,385

See Notes to Financial Statements. 42

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Macerich Co. (REIT)^	183	$3,223
Mid-America Apartment Communities, Inc. (REIT)^	1,300	47,723
Nationwide Health Properties, Inc. (REIT)	6,709	172,690
Omega Healthcare Investors, Inc. (REIT)^	800	12,416
Plum Creek Timber Co., Inc. (REIT)^	4,500	134,010
Potlatch Corp. (REIT)	1,929	46,855
PS Business Parks, Inc. (REIT)^	400	19,376
Public Storage (REIT)	11,430	748,437
Rayonier, Inc. (REIT)	3,141	114,175
Saul Centers, Inc. (REIT)	500	14,785
Simon Property Group, Inc. (REIT)^	8,501	437,207
Tanger Factory Outlet Centers (REIT)	1,638	53,120
Universal Health Realty Income Trust (REIT)^	100	3,152
Washington Real Estate Investment Trust (REIT)^	547	12,236

		2,620,348

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*^	18,991	177,756
St. Joe Co.*^	7,983	211,469
Tejon Ranch Co.*^	900	23,841

		413,066

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial^	1,802	69,071
Hudson City Bancorp, Inc.	22,269	295,955
Oritani Financial Corp.*^	900	12,339
TrustCo Bank Corp. NY/New York^	2,100	12,411
ViewPoint Financial Group	800	12,184

		401,960

Total Financials		64,707,842

Health Care (18.0%)
Biotechnology (6.1%)
Abraxis Bioscience, Inc.*	600	22,116
Acorda Therapeutics, Inc.*^	3,000	84,570
Affymax, Inc.*^	900	16,587
Alexion Pharmaceuticals, Inc.*^	6,798	279,534
Alkermes, Inc.*^	7,800	84,396
Allos Therapeutics, Inc.*	4,300	35,647
Alnylam Pharmaceuticals, Inc.*^	29,372	654,114
Amgen, Inc.*	253,981	13,445,755
Amicus Therapeutics, Inc.*^	400	4,580
Amylin Pharmaceuticals, Inc.*^	11,100	149,850
Arena Pharmaceuticals, Inc.*	7,588	37,864
ARIAD Pharmaceuticals, Inc.*	5,600	8,904
ArQule, Inc.*^	3,300	20,262
Array BioPharma, Inc.*	3,900	12,246
Biogen Idec, Inc.*^	236,490	10,677,524
BioMarin Pharmaceutical, Inc.*^	8,000	124,880
Celera Corp.*	104,945	800,730
Celgene Corp.*^	39,009	1,866,191
Cell Therapeutics, Inc.*	41,838	71,961
Celldex Therapeutics, Inc.*	1,200	9,384
Cephalon, Inc.*^	6,314	357,688
Cepheid, Inc.*^	101,254	953,813
Cougar Biotechnology, Inc.*	1,200	51,552
Cubist Pharmaceuticals, Inc.*	4,600	84,318
Cytokinetics, Inc.*	2,600	7,358
Cytori Therapeutics, Inc.*^	1,700	6,137
Dendreon Corp.*^	9,919	246,487
Dyax Corp.*	4,500	9,630

	Number of Shares	Value (Note 1)
Emergent Biosolutions, Inc.*^	800	$11,464
Enzon Pharmaceuticals, Inc.*	3,600	28,332
Facet Biotech Corp.*	1,900	17,651
Genomic Health, Inc.*	64,700	1,121,251
Genzyme Corp.*	182,271	10,147,027
Geron Corp.*^	4,000	30,680
Gilead Sciences, Inc.*	143,556	6,724,163
GTx, Inc.*^	1,500	13,845
Halozyme Therapeutics, Inc.*	4,900	34,153
Hemispherx Biopharma, Inc.*	11,022	27,996
Human Genome Sciences, Inc.*^	13,041	37,297
Idenix Pharmaceuticals, Inc.*	2,000	7,360
Idera Pharmaceuticals, Inc.*^	1,700	9,962
Immunogen, Inc.*	4,100	35,301
Immunomedics, Inc.*	5,300	13,462
Incyte Corp.*^	6,200	20,398
Insmed, Inc.*	12,278	12,278
InterMune, Inc.*^	2,600	39,520
Isis Pharmaceuticals, Inc.*	7,300	120,450
Lexicon Pharmaceuticals, Inc.*	1,900	2,356
Ligand Pharmaceuticals, Inc., Class B*	8,300	23,738
MannKind Corp.*^	4,949	41,126
Martek Biosciences Corp.*^	502	10,617
Maxygen, Inc.*^	800	5,376
Medarex, Inc.*	10,400	86,840
Medivation, Inc.*^	2,100	47,061
Metabolix, Inc.*	1,500	12,330
Micromet, Inc.*	4,528	22,549
Molecular Insight Pharmaceuticals, Inc.*^	1,400	7,238
Momenta Pharmaceuticals, Inc.*	2,200	26,466
Myriad Genetics, Inc.*	8,188	291,902
Myriad Pharmaceuticals, Inc.*	1,875	8,719
Nabi Biopharmaceuticals*	400	968
Nanosphere, Inc.*	1,000	4,910
Neurocrine Biosciences, Inc.*	3,100	10,013
Novavax, Inc.*^	4,700	15,416
NPS Pharmaceuticals, Inc.*	3,800	17,708
Onyx Pharmaceuticals, Inc.*	4,500	127,170
Opko Health, Inc.*^	3,900	6,903
Orexigen Therapeutics, Inc.*^	1,600	8,208
OSI Pharmaceuticals, Inc.*^	4,600	129,858
Osiris Therapeutics, Inc.*^	1,200	16,116
PDL BioPharma, Inc.	9,700	76,630
Pharmasset, Inc.*^	1,400	15,750
Progenics Pharmaceuticals, Inc.*	2,200	11,330
Protalix BioTherapeutics, Inc.*	900	4,068
Regeneron Pharmaceuticals, Inc.*	5,000	89,600
Repligen Corp.*	2,500	13,750
Rigel Pharmaceuticals, Inc.*^	3,000	36,360
Sangamo BioSciences, Inc.*^	3,000	14,820
Savient Pharmaceuticals, Inc.*^	4,400	60,984
Seattle Genetics, Inc.*^	4,900	47,628
SIGA Technologies, Inc.*	2,771	23,387
StemCells, Inc.*	11,303	19,215
Synta Pharmaceuticals Corp.*	1,400	3,234
Theravance, Inc.*^	4,200	61,488
United Therapeutics Corp.*^	1,971	164,243
Vanda Pharmaceuticals, Inc.*	2,614	30,767
Vertex Pharmaceuticals, Inc.*^	52,470	1,870,031
ZymoGenetics, Inc.*	3,000	13,800

		52,057,341

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.*^	1,800	36,972
ABIOMED, Inc.*^	2,800	24,696
Accuray, Inc.*^	2,900	19,343

See Notes to Financial Statements. 43

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Align Technology, Inc.*^	5,000	$53,000
Alphatec Holdings, Inc.*	2,000	6,640
American Medical Systems Holdings, Inc.*	5,900	93,220
Analogic Corp.^	1,100	40,645
AngioDynamics, Inc.*^	800	10,616
Atrion Corp.^	100	13,409
Baxter International, Inc.	51,240	2,713,670
Beckman Coulter, Inc.	6,219	355,354
Becton, Dickinson & Co.	20,315	1,448,663
Boston Scientific Corp.*	45,793	464,341
C.R. Bard, Inc.	8,453	629,326
Cerus Corp.*	48,150	49,595
Conceptus, Inc.*^	2,500	42,250
Covidien plc	102,595	3,841,157
CryoLife, Inc.*	2,300	12,742
Cyberonics, Inc.*	1,900	31,597
DENTSPLY International, Inc.^	12,700	387,604
DexCom, Inc.*	5,033	31,154
Edwards Lifesciences Corp.*^	4,798	326,408
Exactech, Inc.*	600	8,700
Gen-Probe, Inc.*	4,400	189,112
Given Imaging Ltd.	238,924	2,353,401
Greatbatch, Inc.*	1,589	35,927
Haemonetics Corp.*^	2,100	119,700
Hansen Medical, Inc.*	1,400	6,916
Hill-Rom Holdings, Inc.^	2,381	38,620
Hologic, Inc.*	2,127	30,267
Hospira, Inc.*	13,685	527,146
ICU Medical, Inc.*^	1,176	48,392
Idexx Laboratories, Inc.*^	4,900	226,380
I-Flow Corp.*	1,800	12,492
Immucor, Inc.*	5,700	78,432
Insulet Corp.*^	1,500	11,550
Integra LifeSciences Holdings Corp.*^	1,400	37,114
Intuitive Surgical, Inc.*	3,156	516,511
Invacare Corp.	500	8,825
Inverness Medical Innovations, Inc.*^	3,200	113,856
IRIS International, Inc.*^	1,500	17,700
Kensey Nash Corp.*	600	15,726
Kinetic Concepts, Inc.*^	1,842	50,195
Masimo Corp.*	4,462	107,579
Medical Action Industries, Inc.*^	400	4,580
Medtronic, Inc.	180,115	6,284,212
Meridian Bioscience, Inc.^	3,300	74,514
Merit Medical Systems, Inc.*^	2,200	35,860
Micrus Endovascular Corp.*^	1,300	11,752
Natus Medical, Inc.*^	2,200	25,388
Neogen Corp.*^	1,200	34,776
NuVasive, Inc.*^	2,900	129,340
NxStage Medical, Inc.*^	1,200	7,080
OraSure Technologies, Inc.*^	3,600	8,892
Orthofix International N.V.*	1,609	40,241
Orthovita, Inc.*	5,400	27,810
Palomar Medical Technologies, Inc.*	1,376	20,172
Quidel Corp.*^	2,300	33,488
ResMed, Inc.*^	6,300	256,599
RTI Biologics, Inc.*^	4,400	18,876
Sirona Dental Systems, Inc.*	1,300	25,987
Somanetics Corp.*^	1,000	16,510
SonoSite, Inc.*	1,400	28,084
Spectranetics Corp.*^	2,600	12,818
St. Jude Medical, Inc.*	29,391	1,207,970
Stereotaxis, Inc.*	2,500	9,700
STERIS Corp.^	4,800	125,184
Stryker Corp.	98,816	3,926,948

	Number of Shares	Value (Note 1)
SurModics, Inc.*	1,300	$29,419
Symmetry Medical, Inc.*	900	8,388
Synovis Life Technologies, Inc.*	900	18,693
Teleflex, Inc.	1,521	68,186
Thoratec Corp.*^	4,400	117,832
TomoTherapy, Inc.*	3,100	8,525
TranS1, Inc.*^	1,000	6,230
Varian Medical Systems, Inc.*^	10,713	376,455
Volcano Corp.*^	3,800	53,124
West Pharmaceutical Services, Inc.^	2,600	90,610
Wright Medical Group, Inc.*^	3,000	48,780
Zoll Medical Corp.*	1,700	32,878

		28,412,844

Health Care Providers & Services (2.6%)
Aetna, Inc.	136,678	3,423,784
Air Methods Corp.*^	900	24,624
Alliance HealthCare Services, Inc.*^	1,900	13,927
Almost Family, Inc.*^	500	13,055
Amedisys, Inc.*^	2,200	72,644
AMERIGROUP Corp.*	4,611	123,805
AmerisourceBergen Corp.^	22,599	400,906
AMN Healthcare Services, Inc.*^	2,600	16,588
Bio-Reference Labs, Inc.*^	900	28,449
BioScrip, Inc.*	4,447	26,326
CardioNet, Inc.*^	2,261	36,900
Catalyst Health Solutions, Inc.*	2,700	67,338
Centene Corp.*	2,184	43,636
Chemed Corp.^	2,011	79,394
Chindex International, Inc.*^	900	11,133
CIGNA Corp.	1,500	36,135
Community Health Systems, Inc.*^	4,092	103,323
Corvel Corp.*^	700	15,939
Coventry Health Care, Inc.*	3,764	70,424
Cross Country Healthcare, Inc.*^	500	3,435
DaVita, Inc.*	8,831	436,781
Emergency Medical Services Corp., Class A*	958	35,274
Emeritus Corp.*	1,600	21,136
Express Scripts, Inc.*	21,019	1,445,056
Genoptix, Inc.*^	1,559	49,872
Gentiva Health Services, Inc.*^	900	14,814
Health Management Associates, Inc., Class A*	21,738	107,386
HealthSouth Corp.*	7,787	112,444
Healthways, Inc.*^	148	1,991
Henry Schein, Inc.*^	7,717	370,030
HMS Holdings Corp.*^	2,000	81,440
Humana, Inc.*	5,266	169,881
inVentiv Health, Inc.*	945	12,786
IPC The Hospitalist Co., Inc.*	1,517	40,489
Laboratory Corp. of America Holdings*^	8,969	608,009
Landauer, Inc.^	400	24,536
LHC Group, Inc.*	1,200	26,652
Lincare Holdings, Inc.*^	5,400	127,008
McKesson Corp.	11,250	495,000
Medco Health Solutions, Inc.*	40,804	1,861,070
MEDNAX, Inc.*	1,251	52,705
MWI Veterinary Supply, Inc.*^	800	27,888
National Healthcare Corp.^	600	22,764
National Research Corp.	100	2,440
Odyssey HealthCare, Inc.*	600	6,168
Omnicare, Inc.^	4,394	113,189
Owens & Minor, Inc.^	3,000	131,460
Patterson Cos., Inc.*^	8,501	184,472
PharMerica Corp.*	2,796	54,885

See Notes to Financial Statements. 44

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Providence Service Corp.*^	800	$8,760
PSS World Medical, Inc.*^	5,000	92,550
Psychiatric Solutions, Inc.*^	3,225	73,337
Quest Diagnostics, Inc.	13,213	745,610
RadNet, Inc.*^	1,600	3,600
RehabCare Group, Inc.*	1,414	33,837
Tenet Healthcare Corp.*	29,075	81,992
U.S. Physical Therapy, Inc.*	1,000	14,750
UnitedHealth Group, Inc.	377,195	9,422,331
Universal Health Services, Inc., Class B	367	17,928
VCA Antech, Inc.*^	6,800	181,560
Virtual Radiologic Corp.*^	500	4,515
WellPoint, Inc.*	2,911	148,141

		22,078,302

Health Care Technology (0.2%)
Allscripts-Misys Healthcare Solutions, Inc.^	5,285	83,820
athenahealth, Inc.*^	11,549	427,429
Cerner Corp.*^	5,500	342,595
Computer Programs & Systems, Inc.^	600	22,986
Eclipsys Corp.*	4,400	78,232
HLTH Corp.*^	9,080	118,948
IMS Health, Inc.	3,200	40,640
MedAssets, Inc.*^	3,565	69,339
Omnicell, Inc.*^	2,500	26,875
Phase Forward, Inc.*^	3,500	52,885
Quality Systems, Inc.^	2,074	118,135
Vital Images, Inc.*	700	7,945

		1,389,829

Life Sciences Tools & Services (0.7%)
Accelrys, Inc.*^	2,200	13,002
Affymetrix, Inc.*	5,874	34,833
AMAG Pharmaceuticals, Inc.*^	1,400	76,538
Bio-Rad Laboratories, Inc., Class A*	1,500	113,220
Bruker Corp.*^	4,100	37,966
Cambrex Corp.*	1,400	5,768
Charles River Laboratories International, Inc.*^	3,848	129,870
Clinical Data, Inc.*^	900	9,918
Compugen Ltd.*^	83,125	167,081
Covance, Inc.*^	5,491	270,157
Dionex Corp.*^	1,500	91,545
Enzo Biochem, Inc.*	2,000	8,860
eResearchTechnology, Inc.*	3,500	21,735
Exelixis, Inc.*^	8,500	41,395
Illumina, Inc.*^	45,097	1,756,078
Kendle International, Inc.*	1,100	13,464
Life Sciences Research, Inc.*	700	5,019
Life Technologies Corp.*	13,192	550,370
Luminex Corp.*	3,300	61,182
Mettler-Toledo International, Inc.*^	2,800	216,020
Millipore Corp.*	4,500	315,945
Nektar Therapeutics*	8,526	55,248
PAREXEL International Corp.*^	4,600	66,148
PerkinElmer, Inc.^	2,140	37,236
Pharmaceutical Product Development, Inc.	8,700	202,014
QIAGEN N.V.*^	27,745	515,780
Sequenom, Inc.*^	4,900	19,159
Techne Corp.	3,100	197,811
Thermo Fisher Scientific, Inc.*	2,866	116,847
Varian, Inc.*	561	22,120

	Number of Shares	Value (Note 1)
Waters Corp.*	8,100	$416,907

		5,589,236

Pharmaceuticals (5.1%)
Abbott Laboratories, Inc.	185,061	8,705,270
Acura Pharmaceuticals, Inc.*^	700	4,186
Adolor Corp.*	3,700	6,512
Akorn, Inc.*	4,600	5,520
Allergan, Inc.	114,137	5,430,638
Ardea Biosciences, Inc.*	1,200	18,888
Auxilium Pharmaceuticals, Inc.*^	3,300	103,554
Biodel, Inc.*^	900	4,644
BioMimetic Therapeutics, Inc.*^	34,618	319,870
BMP Sunstone Corp.*^	1,700	8,058
Bristol-Myers Squibb Co.	92,830	1,885,377
Cadence Pharmaceuticals, Inc.*^	2,900	28,971
Caraco Pharmaceutical Laboratories Ltd.*	900	2,763
Cypress Bioscience, Inc.*	2,500	23,550
Depomed, Inc.*^	4,100	13,325
Discovery Laboratories, Inc.*^	7,800	8,034
Durect Corp.*	6,600	15,708
Eli Lilly & Co.	45,027	1,559,735
Forest Laboratories, Inc.*	289,545	7,270,475
Impax Laboratories, Inc.*	5,689	41,871
Inspire Pharmaceuticals, Inc.*^	3,400	18,904
Javelin Pharmaceuticals, Inc.*	4,000	4,920
Johnson & Johnson	179,633	10,203,155
KV Pharmaceutical Co., Class A*^	2,700	8,667
MAP Pharmaceuticals, Inc.*^	600	7,332
Medicines Co.*	4,200	35,238
Medicis Pharmaceutical Corp., Class A^	672	10,967
Merck & Co., Inc.	32,459	907,554
MiddleBrook Pharmaceuticals, Inc.*^	2,900	3,915
Mylan, Inc.*^	18,765	244,883
Noven Pharmaceuticals, Inc.*^	211	3,017
Obagi Medical Products, Inc.*	1,400	10,206
Optimer Pharmaceuticals, Inc.*^	2,100	31,437
Pain Therapeutics, Inc.*	2,800	15,036
Perrigo Co.	6,300	175,014
Pozen, Inc.*	2,100	16,128
Questcor Pharmaceuticals, Inc.*^	4,100	20,500
Salix Pharmaceuticals Ltd.*	4,494	44,356
Santarus, Inc.*	5,801	16,359
Schering-Plough Corp.	116,658	2,930,449
Sepracor, Inc.*	8,700	150,684
Spectrum Pharmaceuticals, Inc.*	3,469	26,538
Sucampo Pharmaceuticals, Inc., Class A*	700	4,319
Teva Pharmaceutical Industries Ltd. (ADR)	12,700	626,618
Valeant Pharmaceuticals International*^	57,580	1,480,958
Vivus, Inc.*	5,600	34,048
Warner Chilcott Ltd., Class A*	7,400	97,310
Wyeth	25,352	1,150,727
XenoPort, Inc.*	2,200	50,974

		43,787,162

Total Health Care		153,314,714

Industrials (10.8%)
Aerospace & Defense (3.4%)
AAR Corp.*^	700	11,235
Aerovironment, Inc.*	800	24,688
Alliant Techsystems, Inc.*	2,821	232,338
American Science & Engineering, Inc.	700	48,384

See Notes to Financial Statements. 45

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Signal Technology, Inc.	1,268	$32,347
Argon ST, Inc.*	900	18,513
Ascent Solar Technologies, Inc.*^	600	4,692
Axsys Technologies, Inc.*	700	37,548
BE Aerospace, Inc.*^	3,941	56,593
Boeing Co.	74,887	3,182,698
Cubic Corp.	1,439	51,502
DigitalGlobe, Inc.*	1,478	28,378
DynCorp International, Inc., Class A*	100	1,679
Esterline Technologies Corp.*	816	22,089
GenCorp, Inc.*^	4,600	8,786
General Dynamics Corp.	82,851	4,589,117
Goodrich Corp.	10,554	527,383
HEICO Corp.^	1,800	65,268
Hexcel Corp.*	7,800	74,334
Honeywell International, Inc.	63,024	1,978,954
ITT Corp.	1,524	67,818
L-3 Communications Holdings, Inc.	75,815	5,260,044
LMI Aerospace, Inc.*	400	4,048
Lockheed Martin Corp.	73,668	5,941,323
Northrop Grumman Corp.	3,256	148,734
Orbital Sciences Corp.*^	4,700	71,299
Precision Castparts Corp.	11,896	868,765
Raytheon Co.	25,748	1,143,984
Rockwell Collins, Inc.	13,489	562,896
Spirit AeroSystems Holdings, Inc., Class A*	3,146	43,226
Stanley, Inc.*^	700	23,016
Taser International, Inc.*	5,100	23,256
Teledyne Technologies, Inc.*^	1,000	32,750
TransDigm Group, Inc.*^	3,472	125,686
United Technologies Corp.	65,010	3,377,920

		28,691,291

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.	14,411	751,534
Dynamex, Inc.*^	300	4,617
Expeditors International of Washington, Inc.	18,083	602,887
Forward Air Corp.^	1,173	25,008
Hub Group, Inc., Class A*	1,900	39,216
United Parcel Service, Inc., Class B	123,361	6,166,817
UTi Worldwide, Inc.*^	7,300	83,220

		7,673,299

Airlines (0.2%)
AirTran Holdings, Inc.*^	10,864	67,248
Allegiant Travel Co.*^	1,415	56,091
AMR Corp.*^	25,068	100,773
Continental Airlines, Inc., Class B*^	59,163	524,184
Copa Holdings S.A., Class A^	2,658	108,500
Delta Air Lines, Inc.*^	65,941	381,798
Hawaiian Holdings, Inc.*	3,000	18,060
Southwest Airlines Co.	20,180	135,811
UAL Corp.*^	12,550	40,035

		1,432,500

Building Products (0.1%)
AAON, Inc.^	1,100	21,912
Apogee Enterprises, Inc.^	1,200	14,760
Lennox International, Inc.^	3,800	122,018
Masco Corp.	14,775	141,545
Owens Corning, Inc.*	3,548	45,343
Quanex Building Products Corp.^	1,900	21,318
Simpson Manufacturing Co., Inc.	2,692	58,201

	Number of Shares	Value (Note 1)
Trex Co., Inc.*^	300	$4,011

		429,108

Commercial Services & Supplies (0.4%)
ABM Industries, Inc.	1,120	20,238
American Ecology Corp.^	1,300	23,296
American Reprographics Co.*	3,000	24,960
ATC Technology Corp.*	1,539	22,316
Avery Dennison Corp.	1,945	49,948
Brink’s Co.	3,990	115,830
Cenveo, Inc.*^	3,900	16,497
Cintas Corp.	2,202	50,294
Clean Harbors, Inc.*	1,600	86,384
Copart, Inc.*^	5,769	200,011
Corrections Corp. of America*	1,111	18,876
Deluxe Corp.^	2,200	28,182
EnerNOC, Inc.*	1,185	25,679
Fuel Tech, Inc.*^	1,500	14,550
GEO Group, Inc.*	4,100	76,178
GeoEye, Inc.*^	1,673	39,416
Healthcare Services Group, Inc.^	3,500	62,580
Herman Miller, Inc.	4,832	74,123
HNI Corp.^	2,994	54,072
ICT Group, Inc.*	300	2,619
Innerworkings, Inc.*	2,600	12,350
Interface, Inc., Class A^	4,300	26,660
Iron Mountain, Inc.*	15,393	442,548
Knoll, Inc.^	3,500	26,530
Mine Safety Appliances Co.^	2,266	54,611
Mobile Mini, Inc.*^	777	11,399
Multi-Color Corp.^	800	9,808
R.R. Donnelley & Sons Co.	4,810	55,892
Republic Services, Inc.	8,634	210,756
Rollins, Inc.	3,400	58,854
Standard Parking Corp.*	500	8,145
Standard Register Co.^	400	1,304
Stericycle, Inc.*	7,000	360,709
Sykes Enterprises, Inc.*^	2,700	48,843
Team, Inc.*	1,500	23,505
Tetra Tech, Inc.*^	4,800	137,520
Waste Connections, Inc.*^	4,971	128,799
Waste Management, Inc.	37,466	1,055,042

		3,679,324

Construction & Engineering (1.2%)
Aecom Technology Corp.*	8,300	265,600
EMCOR Group, Inc.*^	2,100	42,252
Fluor Corp.	19,375	993,744
Foster Wheeler AG*	44,150	1,048,563
Furmanite Corp.*	2,200	9,812
Granite Construction, Inc.	514	17,106
Great Lakes Dredge & Dock Corp.	3,935	18,809
Jacobs Engineering Group, Inc.*	10,538	443,544
MasTec, Inc.*	4,200	49,224
Michael Baker Corp.*	767	32,490
MYR Group, Inc./Delaware*	1,650	33,363
Orion Marine Group, Inc.*	1,800	34,200
Pike Electric Corp.*^	400	4,820
Quanta Services, Inc.*^	169,032	3,909,710
Shaw Group, Inc.*	92,708	2,541,126
Sterling Construction Co., Inc.*^	600	9,156
URS Corp.*	14,469	716,505

		10,170,024

Electrical Equipment (0.6%)
Acuity Brands, Inc.^	2,900	81,345
Advanced Battery Technologies, Inc.*^	3,600	14,472
American Superconductor Corp.*^	3,400	89,250

See Notes to Financial Statements. 46

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
AMETEK, Inc.^	9,207	$318,378
AZZ, Inc.*^	1,149	39,537
Baldor Electric Co.^	25,646	610,118
Broadwind Energy, Inc.*	3,167	35,850
Cooper Industries Ltd., Class A	3,464	107,557
Emerson Electric Co.	63,797	2,067,024
Ener1, Inc.*^	3,300	18,018
Energy Conversion Devices, Inc.*^	3,700	52,355
Evergreen Solar, Inc.*^	11,600	25,172
First Solar, Inc.*^	4,367	707,978
FuelCell Energy, Inc.*^	5,600	23,408
GrafTech International Ltd.*	3,947	44,641
GT Solar International, Inc.*^	1,700	9,044
Harbin Electric, Inc.*	600	9,384
Hubbell, Inc., Class B	558	17,889
II-VI, Inc.*	2,000	44,340
LaBarge, Inc.*	900	8,343
Microvision, Inc.*	5,500	16,885
Polypore International, Inc.*^	1,300	14,456
Powell Industries, Inc.*^	600	22,242
Power-One, Inc.*^	400	596
PowerSecure International, Inc.*	1,400	5,964
Rockwell Automation, Inc.^	1,200	38,544
Roper Industries, Inc.	6,572	297,777
SunPower Corp., Class A*^	8,307	221,298
Thomas & Betts Corp.*	1,560	45,022
Ultralife Corp.*	1,000	7,170
Valence Technology, Inc.*^	3,300	5,907
Vicor Corp.	1,600	11,552
Woodward Governor Co.	3,800	75,240

		5,086,756

Industrial Conglomerates (0.9%)
3M Co.	58,784	3,532,918
Carlisle Cos., Inc.^	1,575	37,863
McDermott International, Inc.*	19,528	396,614
Raven Industries, Inc.^	1,300	33,280
Tyco International Ltd.	141,685	3,680,976

		7,681,651

Machinery (1.4%)
3D Systems Corp.*^	1,300	9,373
Actuant Corp., Class A	2,223	27,121
Altra Holdings, Inc.*	2,100	15,729
Ampco-Pittsburgh Corp.	500	11,725
Badger Meter, Inc.	1,100	45,100
Bucyrus International, Inc.^	1,430	40,841
Caterpillar, Inc.^	127,051	4,197,764
Chart Industries, Inc.*	2,300	41,814
China Fire & Security Group, Inc.*	1,100	13,387
CLARCOR, Inc.^	1,598	46,646
Colfax Corp.*^	1,700	13,124
Crane Co.	2,343	52,272
Cummins, Inc.	5,634	198,373
Danaher Corp.	13,599	839,602
Deere & Co.	8,867	354,237
Donaldson Co., Inc.^	6,300	218,232
Dover Corp.	11,141	368,656
Dynamic Materials Corp.^	1,000	19,280
Energy Recovery, Inc.*^	3,468	24,553
ESCO Technologies, Inc.*^	2,100	94,080
Flanders Corp.*^	1,300	7,943
Flow International Corp.*	3,100	7,285
Flowserve Corp.	4,793	334,599
Force Protection, Inc.*	6,450	57,018
Gorman-Rupp Co.^	1,200	24,204
Graco, Inc.^	2,310	50,866
Graham Corp.	800	10,640

	Number of Shares	Value (Note 1)
Harsco Corp.^	4,958	$140,311
IDEX Corp.^	4,027	98,943
Joy Global, Inc.^	7,583	270,865
K-Tron International, Inc.*^	200	15,936
Lindsay Corp.^	1,000	33,100
Met-Pro Corp.^	1,200	12,984
Middleby Corp.*^	1,500	65,880
Navistar International Corp.*	5,399	235,396
Nordson Corp.^	960	37,114
Omega Flex, Inc.^	300	4,548
PACCAR, Inc.^	51,368	1,669,974
Pall Corp.	69,145	1,836,491
Pentair, Inc.	2,475	63,410
PMFG, Inc.*^	1,100	9,691
RBC Bearings, Inc.*	1,800	36,810
Robbins & Myers, Inc.^	166	3,196
Sauer-Danfoss, Inc.^	800	4,904
Sun Hydraulics Corp.^	900	14,553
Tennant Co.	1,300	23,907
Toro Co.^	2,900	86,710
Valmont Industries, Inc.	1,845	132,988
Wabtec Corp.^	4,165	133,988

		12,056,163

Marine (0.0%)
Kirby Corp.*^	937	29,787

Professional Services (0.2%)
Acacia Research Corp.- Acacia Technologies*	3,307	26,026
Administaff, Inc.^	1,700	39,559
Advisory Board Co.*	1,300	33,410
CBIZ, Inc.*^	3,600	25,632
CDI Corp.	100	1,115
Corporate Executive Board Co.^	2,800	58,128
CoStar Group, Inc.*^	1,600	63,792
CRA International, Inc.*^	600	16,656
Duff & Phelps Corp., Class A^	900	16,002
Dun & Bradstreet Corp.	4,549	369,425
Equifax, Inc.	8,509	222,085
Exponent, Inc.*	800	19,608
FTI Consulting, Inc.*^	4,100	207,952
Hill International, Inc.*^	1,900	8,170
Huron Consulting Group, Inc.*	1,700	78,591
ICF International, Inc.*	909	25,079
IHS, Inc., Class A*^	4,130	205,963
Korn/Ferry International*	300	3,192
Monster Worldwide, Inc.*^	6,238	73,671
Navigant Consulting, Inc.*^	3,900	50,388
Odyssey Marine Exploration, Inc.*^	3,400	5,440
Resources Connection, Inc.*	3,700	63,529
Robert Half International, Inc.^	13,112	309,705
VSE Corp.^	300	7,848
Watson Wyatt Worldwide, Inc., Class A	3,055	114,654

		2,045,620

Road & Rail (1.4%)
Avis Budget Group, Inc.*	5,974	33,753
Celadon Group, Inc.*	2,003	16,805
Con-way, Inc.^	1,420	50,140
CSX Corp.	26,500	917,695
Genesee & Wyoming, Inc., Class A*	2,931	77,701
Heartland Express, Inc.^	2,800	41,216
J.B. Hunt Transport Services, Inc.^	7,523	229,677
Kansas City Southern*^	3,525	56,788
Knight Transportation, Inc.^	4,600	76,130
Landstar System, Inc.	4,300	154,413

See Notes to Financial Statements. 47

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Marten Transport Ltd.*	1,496	$31,057
Norfolk Southern Corp.	87,501	3,296,163
Old Dominion Freight Line, Inc.*	381	12,790
Union Pacific Corp.	138,231	7,196,306

		12,190,634

Trading Companies & Distributors (0.1%)
Beacon Roofing Supply, Inc.*	3,481	50,335
Fastenal Co.	11,304	374,954
GATX Corp.^	1,898	48,817
Houston Wire & Cable Co.^	1,400	16,674
Kaman Corp.^	2,098	35,037
MSC Industrial Direct Co., Class A	3,600	127,728
RSC Holdings, Inc.*^	3,900	26,208
TAL International Group, Inc.	300	3,270
Titan Machinery, Inc.*^	600	7,614
W.W. Grainger, Inc.^	5,202	425,939
Watsco, Inc.^	1,945	95,169
WESCO International, Inc.*^	2,500	62,600

		1,274,345

Total Industrials		92,440,502

Information Technology (27.7%)
Communications Equipment (5.0%)
3Com Corp.*	27,774	130,816
Acme Packet, Inc.*^	2,000	20,240
ADTRAN, Inc.^	3,844	82,531
Airvana, Inc.*^	1,800	11,466
Anaren, Inc.*	1,339	23,674
Arris Group, Inc.*^	35,628	433,236
Aruba Networks, Inc.*	4,200	36,708
BigBand Networks, Inc.*	2,700	13,959
Blue Coat Systems, Inc.*^	2,700	44,658
Brocade Communications Systems, Inc.*	12,096	94,591
Ciena Corp.*^	836	8,653
Cisco Systems, Inc.*	775,048	14,446,895
Comtech Telecommunications Corp.*	2,600	82,888
DG FastChannel, Inc.*^	1,300	23,790
Digi International, Inc.*^	400	3,900
EMS Technologies, Inc.*	1,269	26,522
Emulex Corp.*	6,863	67,120
F5 Networks, Inc.*^	6,600	228,294
Harmonic, Inc.*^	6,860	40,405
Harris Corp.	8,769	248,689
Hughes Communications, Inc.*^	600	13,698
Infinera Corp.*^	7,500	68,475
InterDigital, Inc.*	3,700	90,428
Ixia*^	2,100	14,154
JDS Uniphase Corp.*	9,100	52,052
Juniper Networks, Inc.*	159,347	3,760,589
Loral Space & Communications, Inc.*	1,058	27,244
Motorola, Inc.	13,097	86,833
NETGEAR, Inc.*^	500	7,205
Nokia Oyj (ADR)	333,930	4,868,699
Oplink Communications, Inc.*	600	6,840
Opnext, Inc.*	900	1,926
Palm, Inc.*^	10,606	175,741
Parkervision, Inc.*^	1,900	5,814
PC-Tel, Inc.*^	1,000	5,350
Plantronics, Inc.	3,889	73,541
Polycom, Inc.*^	2,808	56,918
QUALCOMM, Inc.	376,721	17,027,788
Riverbed Technology, Inc.*^	4,600	106,674
ShoreTel, Inc.*^	3,000	24,000
Starent Networks Corp.*^	3,493	85,264
Tekelec*^	2,126	35,781

	Number of Shares	Value (Note 1)
ViaSat, Inc.*^	2,361	$60,536

		42,724,585

Computers & Peripherals (6.8%)
3PAR, Inc.*^	2,200	27,280
Apple, Inc.*	140,290	19,981,504
Compellent Technologies, Inc.*^	1,100	16,775
Cray, Inc.*	700	5,516
Data Domain, Inc.*	4,136	137,936
Dell, Inc.*	144,905	1,989,546
Diebold, Inc.^	4,500	118,620
EMC Corp.*	447,209	5,858,438
Hewlett-Packard Co.	155,800	6,021,670
Immersion Corp.*^	1,200	5,928
Intermec, Inc.*^	5,000	64,500
International Business Machines Corp.	155,269	16,213,189
Isilon Systems, Inc.*	2,000	8,480
NCR Corp.*	13,760	162,781
NetApp, Inc.*	110,515	2,179,356
Netezza Corp.*	3,200	26,624
Novatel Wireless, Inc.*	3,014	27,186
QLogic Corp.*	10,376	131,568
Quantum Corp.*	9,400	7,802
SanDisk Corp.*^	105,691	1,552,601
Seagate Technology	179,202	1,874,453
Silicon Graphics International Corp.*^	300	1,362
STEC, Inc.*^	2,500	57,975
Stratasys, Inc.*	1,700	18,683
Super Micro Computer, Inc.*	1,600	12,256
Synaptics, Inc.*^	2,800	108,220
Teradata Corp.*	12,085	283,152
Western Digital Corp.*	16,988	450,182

		57,343,583

Electronic Equipment, Instruments & Components (1.1%)
Agilent Technologies, Inc.*	29,226	593,580
Amphenol Corp., Class A	14,158	447,959
Anixter International, Inc.*^	200	7,518
Arrow Electronics, Inc.*	4,393	93,307
Avnet, Inc.*	4,281	90,029
AVX Corp.^	300	2,979
Benchmark Electronics, Inc.*^	1,000	14,400
Brightpoint, Inc.*	4,906	30,761
China Security & Surveillance Technology, Inc.*^	2,300	17,342
Cogent, Inc.*^	4,007	42,995
Cognex Corp.^	607	8,577
Comverge, Inc.*	1,700	20,570
Corning, Inc.	112,252	1,802,767
CPI International, Inc.*	100	869
Daktronics, Inc.^	2,700	20,790
Dolby Laboratories, Inc., Class A*	32,000	1,192,960
DTS, Inc.*	1,400	37,898
Echelon Corp.*^	2,400	20,352
FARO Technologies, Inc.*	1,400	21,742
FLIR Systems, Inc.*	12,888	290,753
ICx Technologies, Inc.*^	600	3,600
IPG Photonics Corp.*	1,600	17,552
Itron, Inc.*^	13,395	737,663
Jabil Circuit, Inc.	8,200	60,844
L-1 Identity Solutions, Inc.*	5,509	42,640
Maxwell Technologies, Inc.*	1,500	20,745
Molex, Inc.	958	14,897
MTS Systems Corp.	500	10,325
Multi-Fineline Electronix, Inc.*	600	12,840
National Instruments Corp.^	4,600	103,776
OSI Systems, Inc.*^	1,000	20,850
Park Electrochemical Corp.	1,300	27,989

See Notes to Financial Statements. 48

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
PC Mall, Inc.*	700	$4,732
Plexus Corp.*	1,118	22,874
RadiSys Corp.*	2,432	21,912
Rofin-Sinar Technologies, Inc.*^	1,083	21,671
Scansource, Inc.*	130	3,188
Trimble Navigation Ltd.*^	9,800	192,374
Tyco Electronics Ltd.^	157,980	2,936,848
Universal Display Corp.*^	2,300	22,494
Vishay Intertechnology, Inc.*	3,967	26,936

		9,084,898

Internet Software & Services (3.5%)
Akamai Technologies, Inc.*^	14,819	284,228
Art Technology Group, Inc.*	10,500	39,900
AsiaInfo Holdings, Inc.*	2,800	48,188
Bankrate, Inc.*^	1,000	25,240
Chordiant Software, Inc.*^	2,400	8,712
comScore, Inc.*^	1,500	19,980
Constant Contact, Inc.*^	1,600	31,744
DealerTrack Holdings, Inc.*^	2,400	40,800
Dice Holdings, Inc.*^	1,300	6,045
Digital River, Inc.*	2,375	86,260
DivX, Inc.*	2,200	12,078
EarthLink, Inc.*	1,109	8,218
eBay, Inc.*	22,036	377,477
Equinix, Inc.*	13,983	1,017,123
Google, Inc., Class A*	42,672	17,990,089
GSI Commerce, Inc.*^	1,900	27,075
IAC/InterActiveCorp*	4,307	69,127
InfoSpace, Inc.*	1,600	10,608
Internet Brands, Inc., Class A*^	800	5,600
Internet Capital Group, Inc.*	1,900	12,787
j2 Global Communications, Inc.*^	3,600	81,216
Keynote Systems, Inc.*	200	1,528
Knot, Inc.*	2,300	18,124
Limelight Networks, Inc.*	1,300	5,720
Liquidity Services, Inc.*	1,200	11,832
LoopNet, Inc.*	2,400	18,600
Marchex, Inc., Class B	1,900	6,403
MercadoLibre, Inc.*	33,300	895,104
Move, Inc.*^	793,970	1,714,975
NIC, Inc.	3,200	21,664
Omniture, Inc.*^	5,100	64,056
Rackspace Hosting, Inc.*^	5,930	82,190
RealNetworks, Inc.*^	2,800	8,372
S1 Corp.*	2,900	20,010
SAVVIS, Inc.*	3,000	34,380
Sohu.com, Inc.*	2,605	163,672
SonicWALL, Inc.*	500	2,740
support.com, Inc.*	2,600	5,668
Switch & Data Facilities Co., Inc.*^	1,700	19,941
Terremark Worldwide, Inc.*^	4,300	24,854
ValueClick, Inc.*	7,000	73,640
VeriSign, Inc.*^	15,800	291,984
Vignette Corp.*	1,100	14,465
VistaPrint Ltd.*^	3,600	153,540
Vocus, Inc.*	1,300	25,688
WebMD Health Corp., Class A*	600	17,952
Websense, Inc.*	3,300	58,872
Yahoo!, Inc.*	379,388	5,941,216

		29,899,685

IT Services (2.8%)
Accenture Ltd., Class A	61,967	2,073,416
Acxiom Corp.	5,056	44,644
Affiliated Computer Services, Inc., Class A*	4,748	210,906
Alliance Data Systems Corp.*^	5,080	209,245

	Number of Shares	Value (Note 1)
Amdocs Ltd.*	2,325	$49,871
Automatic Data Processing, Inc.	42,194	1,495,355
Broadridge Financial Solutions, Inc.	7,369	122,178
CACI International, Inc., Class A*^	500	21,355
Cass Information Systems, Inc.	500	16,370
China Information Security Technology, Inc.*	1,900	5,434
Cognizant Technology Solutions Corp., Class A*	24,864	663,869
CSG Systems International, Inc.*^	1,500	19,860
Cybersource Corp.*^	5,600	85,680
DST Systems, Inc.*	2,700	99,765
Euronet Worldwide, Inc.*	3,813	73,934
ExlService Holdings, Inc.*	1,200	13,452
Fidelity National Information Services, Inc.^	6,294	125,628
Fiserv, Inc.*	13,249	605,479
Forrester Research, Inc.*^	1,300	31,915
Gartner, Inc.*	4,800	73,248
Genpact Ltd.*	4,700	55,225
Global Cash Access Holdings, Inc.*^	2,000	15,920
Global Payments, Inc.^	6,500	243,490
Hackett Group, Inc.*^	3,300	7,689
Heartland Payment Systems, Inc.	2,000	19,140
Hewitt Associates, Inc., Class A*	7,059	210,217
iGATE Corp.	1,800	11,916
Integral Systems, Inc.*	1,400	11,648
Lender Processing Services, Inc.	8,237	228,741
ManTech International Corp., Class A*^	1,700	73,168
Mastercard, Inc., Class A	28,471	4,763,484
MAXIMUS, Inc.	1,465	60,431
Metavante Technologies, Inc.*	7,300	188,778
NCI, Inc., Class A*^	500	15,210
NeuStar, Inc., Class A*	6,300	139,608
Online Resources Corp.*	2,300	14,352
Paychex, Inc.^	132,072	3,328,214
Perot Systems Corp., Class A*	1,779	25,493
RightNow Technologies, Inc.*	2,300	27,140
SAIC, Inc.*	13,236	245,528
Sapient Corp.*^	7,100	44,659
SRA International, Inc., Class A*	1,800	31,608
Syntel, Inc.^	1,000	31,440
TeleTech Holdings, Inc.*	3,000	45,450
TNS, Inc.*	1,800	33,750
Total System Services, Inc.	9,872	132,186
VeriFone Holdings, Inc.*	6,670	50,092
Virtusa Corp.*	500	4,015
Visa, Inc., Class A^	114,742	7,143,838
Western Union Co.	59,559	976,768
Wright Express Corp.*	3,000	76,410

		24,297,212

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*^	4,900	115,934

Semiconductors & Semiconductor Equipment (3.1%)
Actel Corp.*^	100	1,073
Advanced Analogic Technologies, Inc.*	3,700	16,983
Advanced Energy Industries, Inc.*	2,654	23,859
Advanced Micro Devices, Inc.*^	207,061	801,326
Altera Corp.^	25,049	407,798
Amkor Technology, Inc.*^	10,137	47,948
ANADIGICS, Inc.*	5,100	21,369
Analog Devices, Inc.^	24,799	614,519
Applied Micro Circuits Corp.*	6,142	49,934

See Notes to Financial Statements. 49

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Atheros Communications, Inc.*^	4,800	$92,352
ATMI, Inc.*	782	12,144
Broadcom Corp., Class A*	238,745	5,918,490
Cabot Microelectronics Corp.*	212	5,997
Cavium Networks, Inc.*^	2,500	42,025
CEVA, Inc.*	1,200	10,416
Cirrus Logic, Inc.*^	3,500	15,750
Cree, Inc.*^	47,254	1,388,795
Cypress Semiconductor Corp.*^	12,200	112,240
Diodes, Inc.*^	2,300	35,972
DSP Group, Inc.*^	24,930	168,527
Entropic Communications, Inc.*	700	1,575
Exar Corp.*^	300	2,157
FEI Co.*	3,106	71,127
FormFactor, Inc.*^	4,151	71,563
Hittite Microwave Corp.*^	1,600	55,600
Integrated Device Technology, Inc.*	2,978	17,987
Intel Corp.	350,548	5,801,570
International Rectifier Corp.*^	2,977	44,089
Intersil Corp., Class A^	5,472	68,783
IXYS Corp.	1,500	15,180
Kopin Corp.*^	6,811	24,996
Kulicke & Soffa Industries, Inc.*	4,900	16,807
Lam Research Corp.*^	38,699	1,006,174
Lattice Semiconductor Corp.*	4,700	8,836
Linear Technology Corp.^	18,542	432,956
Marvell Technology Group Ltd.*	39,400	458,616
Maxim Integrated Products, Inc.	21,886	343,391
MEMC Electronic Materials, Inc.*	18,500	329,485
Micrel, Inc.	427	3,126
Microchip Technology, Inc.^	13,681	308,507
Micron Technology, Inc.*	13,394	67,774
Microsemi Corp.*^	6,700	92,460
Microtune, Inc.*	4,400	10,296
MIPS Technologies, Inc.*	400	1,200
Monolithic Power Systems, Inc.*^	3,055	68,463
National Semiconductor Corp.^	18,600	233,430
Netlogic Microsystems, Inc.*	32,153	1,172,298
Novellus Systems, Inc.*	5,250	87,675
NVE Corp.*	400	19,440
Nvidia Corp.*^	46,560	525,662
ON Semiconductor Corp.*^	36,165	248,092
PLX Technology, Inc.*^	2,200	8,294
Power Integrations, Inc.^	2,500	59,475
Rambus, Inc.*^	8,500	131,665
RF Micro Devices, Inc.*	21,936	82,479
Rubicon Technology, Inc.*	1,100	15,708
Rudolph Technologies, Inc.*	300	1,656
Semitool, Inc.*	1,500	6,930
Semtech Corp.*^	4,700	74,777
Sigma Designs, Inc.*^	1,800	28,872
Silicon Laboratories, Inc.*^	30,861	1,170,866
Skyworks Solutions, Inc.*^	14,594	142,729
Standard Microsystems Corp.*	1,000	20,450
Supertex, Inc.*^	900	22,599
Techwell, Inc.*	1,200	10,200
Teradyne, Inc.*^	15,277	104,800
Tessera Technologies, Inc.*	3,900	98,631
Texas Instruments, Inc.	107,907	2,298,420
Trident Microsystems, Inc.*^	2,000	3,480
TriQuint Semiconductor, Inc.*	7,870	41,790
Ultratech, Inc.*^	1,900	23,389
Varian Semiconductor Equipment Associates, Inc.*^	6,000	143,940
Veeco Instruments, Inc.*	2,200	25,498
Volterra Semiconductor Corp.*^	2,100	27,594

	Number of Shares	Value (Note 1)
Xilinx, Inc.^	22,700	$464,442
Zoran Corp.*	3,685	40,167

		26,445,683

Software (5.4%)
ACI Worldwide, Inc.*	2,800	39,088
Activision Blizzard, Inc.*^	83,869	1,059,265
Actuate Corp.*	4,900	23,422
Adobe Systems, Inc.*	44,428	1,257,312
Advent Software, Inc.*^	1,400	45,906
American Software, Inc., Class A	1,200	6,912
ANSYS, Inc.*^	7,541	234,978
ArcSight, Inc.*^	1,794	31,879
Ariba, Inc.*^	7,809	76,841
Autodesk, Inc.*	66,311	1,258,583
Blackbaud, Inc.^	3,400	52,870
Blackboard, Inc.*^	2,500	72,150
BMC Software, Inc.*	15,412	520,771
Bottomline Technologies, Inc.*	2,617	23,579
CA, Inc.	25,883	451,141
Cadence Design Systems, Inc.*	22,984	135,606
Callidus Software, Inc.*	2,400	6,840
Citrix Systems, Inc.*	15,432	492,126
CommVault Systems, Inc.*	3,500	58,030
Concur Technologies, Inc.*^	3,500	108,780
Deltek, Inc.*	1,306	5,668
DemandTec, Inc.*^	1,700	14,960
Double-Take Software, Inc.*	1,400	12,110
Ebix, Inc.*	500	15,660
Electronic Arts, Inc.*	27,511	597,539
Entrust, Inc.*^	5,000	9,050
EPIQ Systems, Inc.*^	3,002	46,081
FactSet Research Systems, Inc.^	3,500	174,545
FalconStor Software, Inc.*	3,100	14,725
i2 Technologies, Inc.*	1,467	18,411
Informatica Corp.*	7,200	123,768
Interactive Intelligence, Inc.*	1,100	13,486
Intuit, Inc.*	27,467	773,471
Jack Henry & Associates, Inc.^	7,301	151,496
JDA Software Group, Inc.*	1,949	29,157
Kenexa Corp.*	1,400	16,198
Lawson Software, Inc.*	4,734	26,416
Macrovision Solutions Corp.*^	6,111	133,281
Manhattan Associates, Inc.*^	2,000	36,440
McAfee, Inc.*	13,242	558,680
Mentor Graphics Corp.*^	500	2,735
Micros Systems, Inc.*^	6,600	167,112
Microsoft Corp.	938,552	22,309,381
MicroStrategy, Inc., Class A*	700	35,154
Net 1 UEPS Technologies, Inc.*^	4,000	54,360
NetScout Systems, Inc.*^	2,000	18,760
NetSuite, Inc.*^	600	7,086
Novell, Inc.*	12,900	58,437
Nuance Communications, Inc.*^	105,612	1,276,849
OpenTV Corp., Class A*	700	924
Opnet Technologies, Inc.	1,000	9,160
Oracle Corp.	321,797	6,892,892
Parametric Technology Corp.*	8,900	104,041
Pegasystems, Inc.	1,200	31,656
Phoenix Technologies Ltd.*	2,200	5,962
Progress Software Corp.*	3,100	65,627
PROS Holdings, Inc.*	1,000	8,120
QAD, Inc.	1,000	3,250
Radiant Systems, Inc.*^	2,200	18,260
Red Hat, Inc.*	68,425	1,377,395
Renaissance Learning, Inc.^	800	7,368
Rosetta Stone, Inc.*	689	18,906

See Notes to Financial Statements. 50

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Salesforce.com, Inc.*^	35,246	$1,345,340
Shanda Interactive Entertainment Ltd. (ADR)*^	17,573	918,892
Smith Micro Software, Inc.*^	2,100	20,622
SolarWinds, Inc.*	1,326	21,866
Solera Holdings, Inc.*	6,045	153,543
Sourcefire, Inc.*^	1,300	16,107
SPSS, Inc.*^	1,400	46,718
SuccessFactors, Inc.*	2,000	18,360
Sybase, Inc.*^	7,160	224,394
Symantec Corp.*	69,684	1,084,283
Symyx Technologies, Inc.*^	1,400	8,190
Synchronoss Technologies, Inc.*	1,700	20,859
Synopsys, Inc.*	7,861	153,368
Take-Two Interactive Software, Inc.*^	890	8,428
Taleo Corp., Class A*	2,100	38,367
TeleCommunication Systems, Inc., Class A*	2,700	19,197
THQ, Inc.*	3,700	26,492
TIBCO Software, Inc.*	6,047	43,357
TiVo, Inc.*^	8,300	86,984
Tyler Technologies, Inc.*^	3,100	48,422
Ultimate Software Group, Inc.*^	2,000	48,480
Unica Corp.*	1,100	6,028
VASCO Data Security International, Inc.*	2,200	16,082
VMware, Inc., Class A*^	13,885	378,644
Wind River Systems, Inc.*	5,500	63,030

		46,016,709

Total Information Technology		235,928,289

Materials (3.9%)
Chemicals (2.8%)
Air Products & Chemicals, Inc.	17,624	1,138,334
Albemarle Corp.	449	11,481
American Vanguard Corp.^	1,400	15,820
Arch Chemicals, Inc.^	700	17,213
Ashland, Inc.	500	14,025
Balchem Corp.^	1,500	36,780
Calgon Carbon Corp.*	4,400	61,116
Celanese Corp., Class A	12,324	292,695
CF Industries Holdings, Inc.	4,027	298,562
Dow Chemical Co.	132,514	2,138,776
E.I. du Pont de Nemours & Co.	25,458	652,234
Ecolab, Inc.	20,108	784,011
FMC Corp.^	5,316	251,447
GenTek, Inc.*	600	13,398
Hawkins, Inc.	891	20,119
International Flavors & Fragrances, Inc.^	6,500	212,680
Intrepid Potash, Inc.*^	3,395	95,332
Koppers Holdings, Inc.	1,245	32,831
Landec Corp.*	1,900	12,901
LSB Industries, Inc.*	900	14,553
Lubrizol Corp.	5,073	240,004
Monsanto Co.	126,655	9,415,532
Mosaic Co.	13,468	596,632
Nalco Holding Co.	11,945	201,154
NewMarket Corp.	721	48,545
NL Industries, Inc.^	300	2,214
Potash Corp. of Saskatchewan, Inc.	30,376	2,826,487
Praxair, Inc.	26,056	1,851,800
RPM International, Inc.	6,011	84,394
Scotts Miracle-Gro Co., Class A^	3,895	136,520
Sigma-Aldrich Corp.	10,411	515,969

	Number of Shares	Value (Note 1)
Sociedad Quimica y Minera de Chile S.A. (ADR)	25,000	$904,750
Stepan Co.	673	29,720
Terra Industries, Inc.	5,769	139,725
Valhi, Inc.^	200	1,486
W.R. Grace & Co.*^	1,801	22,278
Zep, Inc.^	1,700	20,485

		23,152,003

Construction Materials (0.0%)
Eagle Materials, Inc.^	3,874	97,780
Martin Marietta Materials, Inc.^	1,446	114,060
United States Lime & Minerals, Inc.*	100	4,242

		216,082

Containers & Packaging (0.1%)
AEP Industries, Inc.*	400	10,556
Ball Corp.	5,266	237,813
Bway Holding Co.*^	500	8,765
Crown Holdings, Inc.*	13,000	313,820
Owens-Illinois, Inc.*	11,747	329,032
Packaging Corp. of America	303	4,909
Pactiv Corp.*	9,344	202,765
Rock-Tenn Co., Class A^	2,949	112,534
Silgan Holdings, Inc.^	1,000	49,030

		1,269,224

Metals & Mining (1.0%)
Alcoa, Inc.^	38,158	394,172
Allied Nevada Gold Corp.*^	3,200	25,792
AMCOL International Corp.^	700	15,106
ArcelorMittal (N.Y. Shares) (Registered) (ADR)	15,800	522,664
Barrick Gold Corp.	22,700	761,585
BHP Billiton plc (ADR)	56,300	2,559,397
Cliffs Natural Resources, Inc.	1,064	26,036
Compass Minerals International, Inc.^	1,400	76,874
Freeport-McMoRan Copper & Gold, Inc.	27,416	1,373,816
General Steel Holdings, Inc.*	900	3,573
Newmont Mining Corp.	40,573	1,658,218
Nucor Corp.	10,300	457,629
Royal Gold, Inc.	978	40,783
Schnitzer Steel Industries, Inc., Class A^	1,495	79,026
Southern Copper Corp.	10,954	223,900
Stillwater Mining Co.*^	900	5,139
Walter Energy, Inc.^	4,500	163,080
Worthington Industries, Inc.	4,968	63,541

		8,450,331

Paper & Forest Products (0.0%)
Clearwater Paper Corp.*	300	7,587
Deltic Timber Corp.^	900	31,923

		39,510

Total Materials		33,127,150

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.1%)
AboveNet, Inc.*	575	46,564
Alaska Communications Systems Group, Inc.	4,318	31,608
Cbeyond, Inc.*^	1,900	27,265
Cogent Communications Group, Inc.*^	3,600	29,340
Consolidated Communications Holdings, Inc.^	700	8,197
Frontier Communications Corp.^	12,124	86,565
General Communication, Inc., Class A*	2,638	18,281

See Notes to Financial Statements. 51

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Global Crossing Ltd.*	700	$6,426
Iowa Telecommunications Services, Inc.^	300	3,753
Neutral Tandem, Inc.*	2,919	86,169
NTELOS Holdings Corp.	2,400	44,208
PAETEC Holding Corp.*	7,500	20,250
Premiere Global Services, Inc.*	4,300	46,612
Shenandoah Telecommunications Co.^	1,700	34,493
tw telecom, Inc.*^	13,003	133,541
Windstream Corp.	18,100	151,316

		774,588

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	33,769	1,064,737
Centennial Communications Corp.*^	7,690	64,288
Crown Castle International Corp.*	9,017	216,588
iPCS, Inc.*	1,604	23,996
Leap Wireless International, Inc.*^	3,957	130,304
MetroPCS Communications, Inc.*	21,722	289,120
NII Holdings, Inc.*^	743	14,169
SBA Communications Corp., Class A*^	9,500	233,130
Syniverse Holdings, Inc.*	5,081	81,448
USA Mobility, Inc.	2,066	26,362
Virgin Mobile USA, Inc., Class A*^	3,000	12,060

		2,156,202

Total Telecommunication Services		2,930,790

Utilities (0.5%)
Electric Utilities (0.4%)
Allegheny Energy, Inc.	8,755	224,566
DPL, Inc.	700	16,219
Exelon Corp.	4,848	248,266
FPL Group, Inc.	4,624	262,921
ITC Holdings Corp.	15,220	690,379
NV Energy, Inc.	8,851	95,502
PPL Corp.	31,925	1,052,248

		2,590,101

Gas Utilities (0.0%)
EQT Corp.	11,184	390,433
New Jersey Resources Corp.	692	25,632

		416,065

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	45,453	527,709
Calpine Corp.*	15,326	170,885
Constellation Energy Group, Inc.	13,012	345,859
Ormat Technologies, Inc.^	1,500	60,465
U.S. Geothermal, Inc.*	5,000	7,100

		1,112,018

Multi-Utilities (0.0%)
CenterPoint Energy, Inc.	25,198	279,194
Integrys Energy Group, Inc.	1,569	47,054

		326,248

Water Utilities (0.0%)
American Water Works Co., Inc.	933	17,830
Cadiz, Inc.*	1,000	9,630
Consolidated Water Co., Inc.^	1,200	19,020

		46,480

Total Utilities		4,490,912

Total Common Stocks (99.1%) (Cost $888,824,181)		844,673,227

	Number of Warrants	Value (Note 1)
WARRANT:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., expiring 10/14/09(b)*† (Cost $—)	48,100	$—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.8%)
Federal Home Loan Bank
0.00%, 7/1/09 (o)(p)	$6,800,000	6,800,000
U.S. Treasury Bills
0.18%, 9/10/09 (p)	390,000	389,873

Total Government Securities		7,189,873

Short-Term Investments of Cash Collateral for Securities Loaned (5.8%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	4,010,000	3,956,783
Deutsche Bank Securities, Inc., Repurchase Agreement
0.09%, 7/1/09 (r)(u)	30,227,787	30,227,787
General Electric Capital Corp.
0.40%, 3/12/10 (l)	730,000	717,793
Lehman Bothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	4,559,970	672,595
Monumental Global Funding II
0.43%, 5/26/10 (l)	8,570,000	8,248,626
Pricoa Global Funding I
0.40%, 6/25/10 (l)	5,469,453	5,040,664

Total Short-Term Investments of Cash Collateral for Securities Loaned		48,864,248

Time Deposit (0.7%)
JPMorgan Chase Nassau
0.000%, 7/1/09	6,207,167	6,207,167

Total Short-Term Investments (7.3%) (Cost/Amortized Cost $66,964,262)		62,261,288

Total Investments (106.4%) (Cost/Amortized Cost $955,788,443)		906,934,515
Other Assets Less Liabilities (-6.4%)		(54,292,399)

Net Assets (100%)		$852,642,116

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $5 or 0.0% of net assets) at fair value.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2009.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(s)	Issuer in bankruptcy.
(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% –5.500%, maturing 4/15/23 – 7/19/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 – 7/25/38.

Glossary:
ADR	— American Depositary Receipt

See Notes to Financial Statements. 52

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	36	September-09	$1,076,337	$1,062,900	$(13,437)
Russell 1000 Mini Index	14	September-09	716,969	700,490	(16,479)
Russell 2000 Mini Index	5	September-09	261,385	253,600	(7,785)
S&P 500 E-Mini Index	31	September-09	1,454,054	1,419,025	(35,029)
S&P Mid 400 E-Mini Index	1	September-09	59,540	57,670	(1,870)

					$(74,600)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$101,935,409	$–	$–	$101,935,409
Consumer Staples	84,169,963	–	–	84,169,963
Energy	71,627,656	–	–	71,627,656
Financials	63,132,837	1,575,000	5	64,707,842
Health Care	153,314,714	–	–	153,314,714
Industrials	92,440,502	–	–	92,440,502
Information Technology	235,928,289	–	–	235,928,289
Materials	33,127,150	–	–	33,127,150
Telecommunication Services	2,930,790	–	–	2,930,790
Utilities	4,490,912	–	–	4,490,912
Short-Term Investments	–	62,261,288	–	62,261,288
Warrants
Health Care	–	–	–	–

Total Asset	$843,098,222	$63,836,288	$5	$906,934,515

Liability:
Futures	$(74,600)	$–	$–	$(74,600)

Total Liability	$(74,600)	$–	$–	$(74,600)

Total	$843,023,622	$63,836,288	$5	$906,859,915

See Notes to Financial Statements. 53

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	5	—

Balance as of 6/30/09	$5	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$5	$—

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(74,600	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(74,600)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	794,066	–	–	794,066
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$794,066	$–	$–	$794,066

See Notes to Financial Statements. 54

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(74,600)	–	–	(74,600)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(74,600)	$–	$–	$(74,600)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$450,917,560

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$485,216,020
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$60,318,403
Aggregate gross unrealized depreciation	(191,352,123)

Net unrealized depreciation	$(131,033,720)

Federal income tax cost of investments	$1,037,968,235

At June 30, 2009, the Portfolio had loaned securities with a total value of $51,709,573. This was secured by collateral of $53,567,210 which was received as cash and subsequently invested in short-term investments currently valued at $48,864,248, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $1,134, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2009, the Portfolio incurred approximately $1,113 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $960,635,594 of which $197,479,160 expires in the year 2010, $67,203,341 expires in the year 2011, and $695,953,093 expires in the year 2016.

See Notes to Financial Statements. 55

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.9%)
Asset-Backed Securities (2.4%)
Aegis Asset Backed Securities Trust,
Series 2006-1 A1
0.394%, 1/25/37(b)(l)	$495,544	$474,189
Ameriquest Mortgage Securities, Inc.,
Series 2004-R11 A1
0.616%, 11/25/34(b)(l)	855,174	470,924
Asset Backed Funding Certificates,
Series 2006-OPT3 A3A
0.374%, 11/25/36(b)(l)	369,061	352,776
Bank of America Credit Card Trust,
Series 2008-A5 A5
1.519%, 12/16/13(l)	3,900,000	3,889,500
Capital One Multi-Asset Execution Trust,
Series 2005-A7 A7
4.700%, 6/15/15	750,000	774,426
Series 2007-A7 A7
5.750%, 7/15/20	125,000	128,658
Series 2009-A2 A2
3.200%, 4/15/14	500,000	503,121
Cendant Mortgage Corp.,
Series 2003-A A1
5.986%, 7/25/43(l)§	38,962	38,928
Chase Issuance Trust,
Series 2007-A17 A
5.120%, 10/15/14	1,500,000	1,566,756
Series 2008-A7 A7
0.969%, 11/15/11(l)	1,800,000	1,801,379
Series 2008-A9 A9
4.260%, 5/15/13	250,000	257,199
Series 2009-A3 A3
2.400%, 6/17/13	495,000	491,460
Citibank Credit Card Issuance Trust,
Series 2003-A10 A10
4.750%, 12/10/15	200,000	202,742
Series 2003-A7 A7
4.150%, 7/7/17	600,000	575,421
Series 2006-A3 A3
5.300%, 3/15/18	500,000	505,961
Series 2007-A8 A8
5.650%, 9/20/19	325,000	330,849
Series 2009-A4 A4
4.900%, 6/23/16	250,000	259,549
Countrywide Asset-Backed Certificates,
Series 2003-5 AF5
5.739%, 2/25/34(e)	148,077	80,017
Series 2006-19 2A1
0.374%, 3/25/37(b)(l)	256,065	248,972
CPL Transition Funding LLC,
Series 2002-1 A5
6.250%, 1/15/17	150,000	163,744
Daimler Chrysler Auto Trust,
Series 2006-B A3
5.330%, 8/8/10	100,915	101,129
Series 2006-D A4
4.940%, 2/8/12	2,900,000	2,969,948
Series 2007-A A4
5.280%, 3/8/13	200,000	194,225
Ford Credit Auto Owner Trust,
Series 2006-B A3
5.260%, 10/15/10	559,566	562,298

	Principal Amount	Value (Note 1)
Series 2007-B A4A
5.240%, 7/15/12	$100,000	$103,991
Series 2008-C A3
1.739%, 6/15/12(l)	11,900,000	11,938,134
Franklin Auto Trust,
Series 2008-A A2
1.315%, 10/20/11(l)	11,397,251	11,413,439
GSAA Home Equity Trust,
Series 2006-5 2A1
0.384%, 3/25/36(b)(l)	519,718	313,210
Honda Auto Receivables Owner Trust,
Series 2007-1 A4
5.090%, 7/18/13	710,000	736,173
Series 2008-1 A2
3.770%, 9/20/10	2,053,196	2,067,544
Mid-State Trust,
Series 4 A
8.330%, 4/1/30	219,242	175,742
Nissan Auto Receivables Owner Trust,
Series 2007-B A4
5.160%, 3/17/14	200,000	208,357
Series 2008-A A4
4.280%, 6/16/14	250,000	255,304
Series 2008-B A2
3.800%, 10/15/10	2,358,563	2,376,788
Series 2009-1 A2
3.920%, 4/15/11	3,805,000	3,852,916
Series 2009-A A2
2.940%, 7/15/11	2,745,000	2,781,406
PG&E Energy Recovery Funding LLC,
Series 2005-1 A5
4.470%, 12/25/14	250,000	257,723
Renaissance Home Equity Loan Trust,
Series 2003-3 A
0.814%, 12/25/33(b)(l)	223,762	106,229
Saxon Asset Securities Trust,
Series 2004-2 AF5
4.990%, 8/25/35(e)	160,061	103,984
SLM Student Loan Trust,
Series 2005-4 A2
1.172%, 4/26/21(l)	1,345,000	1,320,114
Series 2008-5 A2
2.192%, 10/25/16(l)	4,140,000	4,152,953
Series 2008-5 A3
2.392%, 1/25/18(l)	1,050,000	1,053,378
Series 2008-5 A4
2.792%, 7/25/23(l)	2,860,000	2,867,819
Series 2008-9 A
2.592%, 4/25/23(l)	19,251,493	19,635,395
TIAA Real Estate CDO Ltd.,
Series 2001-C1A A4
6.680%, 6/19/31(l)§	485,719	487,548
USAA Auto Owner Trust,
Series 2006-4 A3
5.010%, 6/15/11	1,200,612	1,213,825
Series 2007-2 A4
5.070%, 6/15/13	200,000	209,109
Series 2008-1 A4
4.500%, 10/15/13	350,000	362,756
Series 2008-3 A3
4.280%, 10/15/12	100,000	103,042

See Notes to Financial Statements. 56

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo Home Equity Trust,
Series 2005-2 AII2
0.554%, 10/25/35(l)	$145,785	$139,420

		85,180,470

Non-Agency CMO (4.5%)
Banc of America Alternative Loan Trust,
Series 2004-5 4A1
5.000%, 6/25/19	335,317	314,512
Series 2004-6 4A1
5.000%, 7/25/19	345,380	315,915
Banc of America Commercial Mortgage, Inc.,
Series 2000-1 A2A
7.333%, 11/15/31(l)	1,007,315	1,010,531
Series 2001-1 A2
6.503%, 4/15/36	1,091,681	1,110,625
Series 2002-PB2 A4
6.186%, 6/11/35	1,590,000	1,629,310
Series 2005-1 A4
5.142%, 11/10/42(l)	700,000	660,209
Series 2007-2 A4
5.867%, 4/10/49(l)	1,500,000	1,135,998
Series 2007-3 A4
5.837%, 6/10/49(l)	4,380,000	3,099,502
Banc of America Funding Corp.,
Series 2006-A 1A1
4.585%, 2/20/36(l)	1,649,185	1,251,472
Bank of America-First Union NB Commercial Mortgage,
Series 2001-3 A2
5.464%, 4/11/37	550,000	553,618
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2007-4 22A1
5.981%, 6/25/47(l)	684,971	431,066
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2000-WF2 A2
7.320%, 10/15/32(l)	820,561	840,409
Series 2001-TOP2 A2
6.480%, 2/15/35	2,530,000	2,566,003
Series 2003-T12 A4
4.680%, 8/13/39(l)	1,825,000	1,681,676
Series 2004-T16 A6
4.750%, 2/13/46(l)	1,000,000	869,997
Series 2005-PWR7 A3
5.116%, 2/11/41(l)	600,000	515,172
Series 2007-PW16 A4
5.909%, 6/11/40(l)	1,000,000	820,678
Chase Commercial Mortgage Securities Corp.,
Series 1999-2 A2
7.198%, 1/15/32	111,777	112,333
Series 2000-3 A2
7.319%, 10/15/32	1,171,664	1,196,119
Citigroup Commercial Mortgage Trust, Inc.,
Series 2005-EMG A2
4.221%, 9/20/51§	631,634	628,293
Series 2007-C6 A4
5.888%, 12/10/49(l)	500,000	395,339
Series 2008-C7 A4
6.299%, 12/10/49(l)	2,259,313	1,847,070
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-4 A
5.342%, 8/25/35(l)	5,557,851	4,583,818
Series 2006-AR1 1A1
4.900%, 10/25/35(l)	7,162,462	5,431,846
Citimortgage Alternative Loan Trust,
Series 2007-A8 A1
6.000%, 10/25/37	2,477,938	1,548,324

	Principal Amount	Value (Note 1)
Commercial Mortgage Pass Through Certificates,
Series 2000-C1 A2
7.416%, 8/15/33(l)	$1,273,648	$1,284,796
Series 2005-LP5 A4
4.982%, 5/10/43(l)	1,000,000	883,839
Countrywide Alternative Loan Trust,
Series 2003-J3 2A1
6.250%, 12/25/33	156,595	138,583
Series 2006-OA21 A1
0.505%, 3/20/47(l)	1,164,726	459,330
Series 2006-OC8 2A1A
0.404%, 11/25/36(l)	418,018	401,477
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2006-OA5 2A1
0.514%, 4/25/46(l)	480,892	204,554
Series 2007-16 A1
6.500%, 10/25/37	1,375,294	1,010,626
Credit Suisse Mortgage Capital Certificates,
Series 2006-8 3A1
6.000%, 10/25/21	602,171	396,492
Series 2006-C4 A3
5.467%, 9/15/39	1,000,000	699,735
Series 2006-C5 A3
5.311%, 12/15/39	3,000,000	2,056,127
CS First Boston Mortgage Securities Corp.,
Series 2001-CK6 A3
6.387%, 8/15/36	491,672	494,285
Series 2002-CKS4 A2
5.183%, 11/15/36	1,525,000	1,497,170
Series 2002-CP3 A3
5.603%, 7/15/35	2,160,000	2,168,095
Series 2002-CP5 A2
4.940%, 12/15/35	2,065,000	2,002,567
Series 2003-C3 A5
3.936%, 5/15/38	2,220,000	2,004,025
Series 2004-C2 A1
3.819%, 5/15/36	592,434	566,488
Series 2004-C4 A6
4.691%, 10/15/39	600,000	519,712
Series 2004-C5 A4
4.829%, 11/15/37	1,000,000	854,060
Series 2005-C2 A4
4.832%, 4/15/37	1,420,000	1,226,569
CW Capital Cobalt Ltd.,
Series 2007-C3 A4
6.015%, 5/15/46(l)	567,500	389,646
Deutsche Alt-A Securities, Inc.,
Series 2006-OA1 A1
0.514%, 2/25/47(l)	259,108	108,863
DLJ Commercial Mortgage Corp.,
Series 2000-CKP1 A1B
7.180%, 11/10/33	1,635,584	1,667,896
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA2 1A5
6.000%, 5/25/36	1,696,917	1,285,577
First Republic Mortgage Loan Trust,
Series 2001-FRB1 A
0.669%, 11/15/31(l)	493,847	394,895
First Union National Bank Commercial Mortgage Trust,
Series 2001-C2 A2
6.663%, 1/12/43	1,024,354	1,054,788
Series 2001-C4 A2
6.223%, 12/12/33	1,950,000	2,005,189

See Notes to Financial Statements. 57

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
GE Capital Commercial Mortgage Corp.,
Series 2004-C3 A3
4.865%, 7/10/39(l)	$600,000	$570,193
Series 2007-C1 A4
5.543%, 12/10/49	1,500,000	1,036,205
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C1 A2
7.724%, 3/15/33(l)	912,547	920,872
Series 2000-C2 A2
7.455%, 8/16/33(l)	863,177	883,515
Series 2000-C3 A2
6.957%, 9/15/35	2,023,834	2,090,358
Series 2002-C3 A2
4.930%, 7/10/39	2,075,000	2,017,189
Series 2004-C3 A5
4.864%, 12/10/41	700,000	578,863
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1 A4
4.755%, 6/10/36	355,000	356,428
Series 2005-GG3 A4
4.799%, 8/10/42(l)	1,333,000	1,134,492
Series 2005-GG5 A2
5.117%, 4/10/37	500,000	481,724
Series 2006-GG7 A4
6.115%, 7/10/38(l)	1,250,000	1,025,353
Series 2007-GG9 A4
5.444%, 3/10/39	800,000	637,692
GS Mortgage Securities Corp. II,
Series 2004-GG2 A6
5.396%, 8/10/38(l)	1,027,000	915,600
Series 2006-GG6 A4
5.553%, 4/10/38(l)	1,000,000	823,564
Series 2006-GG8 A2
5.479%, 11/10/39	750,000	700,031
GSR Mortgage Loan Trust,
Series 2004-9 4A1
3.527%, 8/25/34(l)	1,380,807	1,190,091
Series 2005 - AR4 6A1
5.250%, 7/25/35(l)	5,413,071	3,965,970
Series 2005-AR6 2A1
4.469%, 9/25/35(l)	1,811,005	1,522,518
Homebanc Mortgage Trust,
Series 2005-4 A1
0.584%, 10/25/35(l)	801,950	392,379
Impac CMB Trust,
Series 2003-8 2A1
1.214%, 10/25/33(b)(l)	167,558	133,046
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-C1 A3
5.857%, 10/12/35	1,600,000	1,578,120
Series 2001-CIB2 A3
6.429%, 4/15/35	395,000	402,174
Series 2001-CIBC A3
6.260%, 3/15/33	1,431,156	1,461,859
Series 2003-CB7 A4
4.879%, 1/12/38(l)	2,500,000	2,215,236
Series 2004-CB8 A1A
4.158%, 1/12/39§	968,214	806,053
Series 2005-LDP1 A3
4.865%, 3/15/46	2,000,000	1,779,212
Series 2005-LDP3 A4B
4.996%, 8/15/42(l)	1,275,000	962,282
Series 2005-LDP4 A3A1
4.871%, 10/15/42	700,000	640,253

	Principal Amount	Value (Note 1)
Series 2006-CB15 A4
5.814%, 6/12/43(l)	$785,000	$617,421
Series 2006-LDP9 A1S
5.284%, 5/15/47	1,394,689	1,290,215
Series 2007-CB18 A4
5.440%, 6/12/47	1,350,000	1,016,558
Series 2007-LD11 A2
5.992%, 6/15/49(l)	1,030,000	949,250
Series 2007-LD12 A2
5.827%, 2/15/51	843,000	747,770
JPMorgan Mortgage Trust,
Series 2006-S2 2A2
5.875%, 7/25/36	257,599	221,133
Series 2007-S1 1A2
5.500%, 3/25/22	258,866	219,146
LB-UBS Commercial Mortgage Trust,
Series 2002-C2 A4
5.594%, 6/15/31	2,089,000	2,097,292
Series 2003-C7 A2
4.064%, 9/15/27(l)	297,615	295,660
Series 2004-C2 A4
4.367%, 3/15/36	1,800,000	1,523,995
Series 2004-C7 A1A
4.475%, 10/15/29	2,445,267	2,233,683
Series 2004-C8 A4
4.510%, 12/15/29	1,300,000	1,148,955
Series 2007-C1 A4
5.424%, 2/15/40	4,000,000	2,907,516
Series 2007-C6 A4
5.858%, 7/15/40(l)	1,500,000	1,088,922
Series 2007-C7 A3
5.866%, 9/15/45(l)	3,640,000	2,784,387
MASTR Alternative Loans Trust,
Series 2004-4 1A1
5.500%, 5/25/34	835,264	761,917
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A
4.910%, 12/25/32(l)	337,154	293,592
Series 2005-A10 A
0.524%, 2/25/36(l)	2,063,835	1,111,949
Merrill Lynch Mortgage Trust,
Series 2004-KEY2 A4
4.864%, 8/12/39(l)	900,000	756,772
Series 2007-C1 A4
6.022%, 6/12/50(l)	1,000,000	717,502
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-5 A4
5.378%, 8/12/48	2,700,000	1,795,520
Morgan Stanley Capital I, Inc.,
Series 1999-LIFE A2
7.110%, 4/15/33(l)	225,702	225,376
Series 2004-IQ8 A5
5.110%, 6/15/40(l)	600,000	531,144
Series 2005-HQ5 A4
5.168%, 1/14/42	1,194,000	1,076,389
Series 2005-IQ9 A5
4.700%, 7/15/56	1,875,000	1,609,715
Series 2006-HQ8 A3
5.611%, 3/12/44(l)	667,000	615,083
Series 2007-HQ12 A2
5.811%, 4/12/49(l)	350,000	326,165
Series 2007-HQ13 A1
5.357%, 12/15/44	3,456,194	3,479,094
Series 2007-IQ14 A2
5.610%, 4/15/49	1,000,000	916,069

See Notes to Financial Statements. 58

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-IQ15 A4
6.076%, 6/11/49(l)	$3,450,000	$2,598,193
Series 2007-T25 A3
5.514%, 11/12/49(l)	1,500,000	1,242,240
Series 2007-T27 A4
5.803%, 6/11/42(l)	1,210,000	1,015,268
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5 A4
6.390%, 10/15/35	640,000	656,087
Series 2002-IQ2 A4
5.740%, 12/15/35	1,971,130	1,983,429
Residential Accredit Loans, Inc.,
Series 2003-QR19 CB1
5.750%, 10/25/33	30,515	29,450
Series 2006-QS2 1A9
5.500%, 2/25/36	1,520,990	870,295
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2001-C1 A3
6.428%, 12/18/35	1,141,606	1,162,760
Series 2001-C2 A3
6.499%, 11/13/36	2,240,934	2,299,973
Sequoia Mortgage Trust,
Series 10 2A1
0.695%, 10/20/27(l)	85,007	68,448
Series 2003-4 2A1
0.665%, 7/20/33(l)	179,501	143,931
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A1
0.634%, 10/25/35(l)	532,937	240,032
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5 A1
0.563%, 7/19/35(l)	423,138	275,238
Series 2005-AR5 A2
0.563%, 7/19/35(l)	2,155,471	1,374,285
Series 2006-AR3 12A1
0.534%, 5/25/36(l)	1,861,654	736,513
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4 A3
6.095%, 8/15/39(l)	985,000	921,590
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8 A4
4.964%, 11/15/35(l)	2,300,000	2,047,712
Series 2004-C11 A5
5.215%, 1/15/41(l)	975,000	856,245
Series 2005-C17 APB
5.037%, 3/15/42	1,530,000	1,477,217
Series 2005-C20 A6A
5.110%, 7/15/42(l)	2,290,000	1,983,124
Series 2005-C22 A4
5.440%, 12/15/44(l)	1,320,000	1,129,411
Series 2007-C31 A2
5.421%, 4/15/47	1,500,000	1,376,785
Series 2007-C32 A2
5.924%, 6/15/49(l)	1,400,000	1,306,586
Series 2007-C33 A4
6.100%, 2/15/51(l)	3,465,000	2,550,931
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR9 1A
2.740%, 8/25/42(l)	106,310	67,229
Series 2005-AR7 A4
4.913%, 8/25/35(l)	883,032	701,053
Series 2007-OA4 1A
2.110%, 5/25/47(l)	568,385	238,072
Series 2007-OA5 1A
2.090%, 6/25/47(l)	447,821	176,439

	Principal Amount	Value (Note 1)
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12 2A1
6.099%, 9/25/36(l)	$799,006	$554,332

		154,987,549

Total Asset-Backed and Mortgage-Backed Securities		240,168,019

Corporate Bonds (28.7%)
Consumer Discretionary (1.0%)
Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	$1,319,000	1,340,811

Hotels, Restaurants & Leisure (0.1%)
International Game Technology
7.500%, 6/15/19	75,000	75,674
McDonald’s Corp.
5.000%, 2/1/19^	2,500,000	2,562,980
6.300%, 3/1/38	682,000	738,363

		3,377,017

Household Durables (0.0%)
Whirlpool Corp.
8.000%, 5/1/12	115,000	119,022
8.600%, 5/1/14	50,000	52,250

		171,272

Media (0.8%)
CBS Corp.
8.875%, 5/15/19	125,000	121,826
7.875%, 7/30/30	823,000	655,427
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	806,000	918,840
Comcast Cable Holdings LLC
7.875%, 8/1/13	39,000	44,373
Comcast Corp.
6.500%, 1/15/15	969,000	1,027,804
5.900%, 3/15/16	1,395,000	1,443,021
6.500%, 1/15/17	765,000	811,560
5.700%, 5/15/18	300,000	301,612
5.700%, 7/1/19	250,000	247,731
7.050%, 3/15/33	4,000	4,257
6.500%, 11/15/35	370,000	374,030
6.450%, 3/15/37	658,000	648,485
6.950%, 8/15/37	1,879,000	1,959,194
6.550%, 7/1/39	250,000	249,573
COX Communications, Inc.
7.125%, 10/1/12	115,000	123,620
4.625%, 6/1/13	600,000	590,323
8.375%, 3/1/39^§	1,100,000	1,226,481
CSC Holdings, Inc.
0.000%, 3/29/16	987,277	926,807
Historic TW, Inc.
6.625%, 5/15/29	200,000	180,850
McGraw-Hill Cos., Inc.
6.550%, 11/15/37	200,000	183,006
News America Holdings, Inc.
9.250%, 2/1/13	957,000	1,091,156
7.750%, 1/20/24	43,000	41,384
8.500%, 2/23/25	232,000	235,557
8.450%, 8/1/34	73,000	74,069
News America, Inc.
7.125%, 4/8/28	82,000	74,041
6.150%, 3/1/37	666,000	564,855
7.850%, 3/1/39§	250,000	266,434
Omnicom Group, Inc.
6.250%, 7/15/19	150,000	147,153

See Notes to Financial Statements. 59

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
TCI Communications, Inc.
7.875%, 2/15/26	$246,000	$258,727
7.125%, 2/15/28	108,000	110,172
Thomson Reuters Corp.
5.700%, 10/1/14	1,230,000	1,248,872
Time Warner Cable, Inc.
6.200%, 7/1/13	987,000	1,039,947
5.850%, 5/1/17	1,358,000	1,356,100
7.300%, 7/1/38	275,000	286,475
6.750%, 6/15/39	250,000	243,323
Time Warner Cos., Inc.
7.570%, 2/1/24	3,000	2,937
Time Warner Entertainment Co. LP
8.375%, 3/15/23	700,000	771,839
Time Warner, Inc.
1.150%, 11/13/09(l)	1,395,000	1,391,671
6.750%, 4/15/11	40,000	41,863
5.875%, 11/15/16	668,000	658,321
7.700%, 5/1/32	1,962,000	1,927,991
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	70,262
Viacom, Inc.
5.750%, 4/30/11	2,654,000	2,717,064

		26,659,033

Multiline Retail (0.0%)
Kohl’s Corp.
6.250%, 12/15/17	622,000	639,612
Target Corp.
5.125%, 1/15/13	500,000	529,628
6.000%, 1/15/18	500,000	530,112
TJX Cos., Inc.
6.950%, 4/15/19	145,000	161,551

		1,860,903

Specialty Retail (0.1%)
Home Depot, Inc.
5.400%, 3/1/16	1,332,000	1,329,631
Lowe’s Cos., Inc.
5.800%, 10/15/36	655,000	619,840
Nordstrom, Inc.
6.750%, 6/1/14	100,000	103,951

		2,053,422

Total Consumer Discretionary		35,462,458

Consumer Staples (0.9%)
Beverages (0.2%)
Anheuser-Busch Cos., Inc.
6.450%, 9/1/37	677,000	630,611
Bottling Group LLC
6.950%, 3/15/14	700,000	798,406
Coca-Cola Co.
5.350%, 11/15/17	650,000	694,166
Coca-Cola Enterprises, Inc.
3.750%, 3/1/12	1,750,000	1,816,194
7.375%, 3/3/14	500,000	571,950
6.750%, 9/15/28	660,000	690,467
Diageo Finance B.V.
5.300%, 10/28/15	1,288,000	1,346,769
Dr. Pepper Snapple Group, Inc.
6.820%, 5/1/18	250,000	264,379
PepsiAmericas, Inc.
4.375%, 2/15/14	250,000	251,817
PepsiCo, Inc.
3.750%, 3/1/14	500,000	510,048
7.900%, 11/1/18	500,000	608,302

		8,183,109

	Principal Amount	Value (Note 1)
Food & Staples Retailing (0.2%)
CVS Caremark Corp.
6.250%, 6/1/27	$688,000	$698,347
Delhaize Group
5.875%, 2/1/14	250,000	256,672
Kroger Co.
7.500%, 1/15/14	500,000	559,485
6.400%, 8/15/17	250,000	265,045
8.000%, 9/15/29	250,000	281,158
Safeway, Inc.
5.800%, 8/15/12	400,000	428,237
7.250%, 2/1/31	250,000	280,657
Wal-Mart Stores, Inc.
5.000%, 4/5/12	2,650,000	2,875,067
5.250%, 9/1/35	707,000	674,113

		6,318,781

Food Products (0.3%)
Archer-Daniels-Midland Co.
7.000%, 2/1/31	637,000	715,129
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	85,000	88,880
Campbell Soup Co.
3.375%, 8/15/14	100,000	99,886
4.500%, 2/15/19	540,000	530,875
General Mills, Inc.
6.000%, 2/15/12	1,342,000	1,444,790
H.J. Heinz Co.
5.350%, 7/15/13	400,000	418,223
Hershey Co.
4.850%, 8/15/15	640,000	632,737
Kellogg Co.
4.250%, 3/6/13	500,000	514,721
Kraft Foods, Inc.
6.250%, 6/1/12	1,346,000	1,450,638
6.500%, 8/11/17	980,000	1,032,163
6.125%, 2/1/18	1,702,000	1,759,737
7.000%, 8/11/37	100,000	105,605

		8,793,384

Household Products (0.1%)
Clorox Co.
5.450%, 10/15/12	1,330,000	1,408,356
Kimberly-Clark Corp.
6.625%, 8/1/37	100,000	114,258
Procter & Gamble Co.
4.600%, 1/15/14	600,000	631,009
4.700%, 2/15/19	200,000	202,829
5.550%, 3/5/37	684,000	692,678

		3,049,130

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	200,000	211,400

Tobacco (0.1%)
Altria Group, Inc.
8.500%, 11/10/13	1,340,000	1,523,213
9.950%, 11/10/38	500,000	577,162
Philip Morris International, Inc.
6.875%, 3/17/14	775,000	874,447
5.650%, 5/16/18	1,822,000	1,909,808
Reynolds American, Inc.
6.750%, 6/15/17	400,000	373,481

		5,258,111

Total Consumer Staples		31,813,915

See Notes to Financial Statements. 60

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (1.2%)
Energy Equipment & Services (0.1%)
Halliburton Co.
5.500%, 10/15/10	$330,000	$345,142
6.700%, 9/15/38	300,000	321,788
Nabors Industries, Inc.
9.250%, 1/15/19§	300,000	345,893
Transocean, Inc.
6.000%, 3/15/18	673,000	699,661
6.800%, 3/15/38	200,000	213,922
Weatherford International Ltd.
5.500%, 2/15/16	649,000	622,303
9.625%, 3/1/19	250,000	294,102

		2,842,811

Oil, Gas & Consumable Fuels (1.1%)
Alberta Energy Co., Ltd.
8.125%, 9/15/30	628,000	735,319
Anadarko Petroleum Corp.
5.950%, 9/15/16	640,000	631,439
6.450%, 9/15/36	250,000	224,729
Apache Corp.
6.000%, 1/15/37	682,000	722,035
Canadian Natural Resources Ltd.
5.700%, 5/15/17	1,889,000	1,910,176
6.250%, 3/15/38	250,000	249,541
Chevron Corp.
3.450%, 3/3/12	3,220,000	3,321,424
4.950%, 3/3/19	250,000	258,323
ConocoPhillips
4.400%, 5/15/13	2,602,000	2,675,220
4.600%, 1/15/15^	2,830,000	2,908,235
5.750%, 2/1/19	500,000	525,508
7.000%, 3/30/29	9,000	9,433
Devon Financing Corp. ULC
6.875%, 9/30/11	1,362,000	1,479,256
7.875%, 9/30/31	142,000	167,206
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	105,000	106,991
Enbridge Energy Partners LP
9.875%, 3/1/19	250,000	289,832
Enbridge, Inc.
5.800%, 6/15/14	500,000	520,455
EnCana Corp.
4.750%, 10/15/13	656,000	661,307
6.500%, 5/15/19	45,000	48,240
EnCana Holdings Finance Corp.
5.800%, 5/1/14	120,000	127,013
Energy Transfer Partners LP
6.000%, 7/1/13	500,000	508,656
9.000%, 4/15/19	500,000	570,972
Enterprise Products Operating LLC
9.750%, 1/31/14	375,000	431,066
6.650%, 10/15/34	250,000	243,120
EOG Resources, Inc.
5.625%, 6/1/19	125,000	130,828
EQT Corp.
8.125%, 6/1/19	125,000	133,796
Gaz Capital S.A.
8.146%, 4/11/18^§	1,800,000	1,638,000
Hess Corp.
7.300%, 8/15/31	659,000	680,248
Husky Energy, Inc.
5.900%, 6/15/14	85,000	88,923
7.250%, 12/15/19	50,000	54,629
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	1,000,000	1,048,079

	Principal Amount	Value (Note 1)
5.000%, 12/15/13	$200,000	$196,794
5.625%, 2/15/15	65,000	65,697
6.000%, 2/1/17	200,000	198,413
6.850%, 2/15/20	145,000	148,627
7.400%, 3/15/31	200,000	195,126
6.950%, 1/15/38	200,000	193,738
Magellan Midstream Partners LP
6.550%, 7/15/19	75,000	76,988
Marathon Oil Corp.
7.500%, 2/15/19	500,000	545,726
6.600%, 10/1/37	200,000	193,521
Nexen, Inc.
5.875%, 3/10/35	672,000	575,797
Occidental Petroleum Corp.
7.000%, 11/1/13	200,000	228,975
4.125%, 6/1/16	150,000	147,522
ONEOK Partners LP
8.625%, 3/1/19	350,000	391,435
PC Financial Partnership
5.000%, 11/15/14	500,000	497,465
Pemex Project Funding Master Trust
6.625%, 6/15/35	670,000	605,969
Petrobras International Finance Co.
7.875%, 3/15/19	750,000	817,500
Petroleos Mexicanos
8.000%, 5/3/19§	500,000	542,500
Plains All American Pipeline LP
8.750%, 5/1/19	100,000	113,475
6.650%, 1/15/37	678,000	629,015
Shell International Finance B.V.
4.000%, 3/21/14	2,425,000	2,490,053
6.375%, 12/15/38	500,000	544,611
Spectra Energy Capital LLC
6.200%, 4/15/18	350,000	343,715
StatoilHydro ASA
5.250%, 4/15/19	150,000	154,368
Suncor Energy, Inc.
6.850%, 6/1/39	500,000	491,654
Talisman Energy, Inc.
7.750%, 6/1/19	75,000	83,085
TEPPCO Partners LP
5.900%, 4/15/13	300,000	296,768
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	700,000	790,042
6.200%, 10/15/37	250,000	255,946
7.625%, 1/15/39	500,000	583,551
Valero Energy Corp.
7.500%, 4/15/32	616,000	589,416
Williams Cos., Inc.
8.750%, 1/15/20§	500,000	521,250
XTO Energy, Inc.
6.250%, 4/15/13	500,000	529,825
6.250%, 8/1/17	270,000	284,118
6.500%, 12/15/18	250,000	268,210
6.750%, 8/1/37	1,002,000	1,046,041

		38,736,935

Total Energy		41,579,746

Financials (19.1%)
Capital Markets (4.1%)
Bank of New York Mellon Corp.
4.300%, 5/15/14	145,000	147,338
Bear Stearns Cos., Inc.
1.507%, 7/19/10(l)	541,000	541,410
4.500%, 10/28/10	1,360,000	1,390,989
1.269%, 1/31/11(l)	1,500,000	1,483,246

See Notes to Financial Statements. 61

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
1.093%, 8/15/11(l)	$2,500,000	$2,435,067
6.950%, 8/10/12	2,500,000	2,717,135
5.300%, 10/30/15	829,000	814,423
6.400%, 10/2/17	8,075,000	8,089,333
7.250%, 2/1/18	2,000,000	2,107,978
Charles Schwab Corp.
4.950%, 6/1/14	125,000	127,147
Citigroup Funding, Inc.
1.375%, 5/5/11	500,000	500,707
2.125%, 7/12/12	2,290,000	2,290,316
Deutsche Bank AG/London
5.375%, 10/12/12	2,693,000	2,858,383
Goldman Sachs Capital I
6.345%, 2/15/34	381,000	307,375
Goldman Sachs Capital II
5.793%, 12/31/49(l)	1,095,000	667,348
Goldman Sachs Group, Inc.
1.700%, 3/15/11	250,000	252,277
1.625%, 7/15/11	1,352,000	1,359,349
2.150%, 3/15/12	250,000	252,119
3.250%, 6/15/12	2,712,000	2,806,646
5.450%, 11/1/12	2,690,000	2,781,433
5.250%, 10/15/13	1,518,000	1,549,263
6.000%, 5/1/14	75,000	78,274
1.639%, 1/12/15(l)	4,500,000	3,943,476
5.125%, 1/15/15	1,826,000	1,796,101
6.250%, 9/1/17	18,000,000	17,809,686
6.150%, 4/1/18	1,600,000	1,557,723
5.950%, 1/15/27	810,000	683,776
6.125%, 2/15/33	699,000	652,391
6.750%, 10/1/37	700,000	622,296
Lehman Brothers Holdings, Inc.
0.000%, 12/23/09(h)	10,200,000	1,504,500
5.625%, 1/24/13(h)	5,000,000	756,250
6.750%, 12/28/17(h)	1,297,000	130
Merrill Lynch & Co., Inc.
3.188%, 5/12/10(l)	1,500,000	1,491,559
1.292%, 7/25/11(l)	7,100,000	6,574,444
0.867%, 6/5/12(l)	1,500,000	1,335,219
6.150%, 4/25/13	2,774,000	2,777,920
5.700%, 5/2/17	1,500,000	1,286,619
6.400%, 8/28/17^	13,000,000	11,508,380
6.875%, 4/25/18^	3,700,000	3,424,557
Morgan Stanley
1.357%, 1/18/11(l)^	2,800,000	2,712,769
5.050%, 1/21/11	715,000	729,098
6.750%, 4/15/11	240,000	251,416
3.250%, 12/1/11	2,700,000	2,800,937
1.399%, 1/9/12(l)	3,400,000	3,064,784
5.625%, 1/9/12	3,335,000	3,413,062
2.250%, 3/13/12	250,000	252,202
5.300%, 3/1/13	2,543,000	2,575,721
6.000%, 5/13/14	200,000	202,494
6.000%, 4/28/15^	10,300,000	10,273,107
1.611%, 10/15/15(l)	4,800,000	4,113,322
5.375%, 10/15/15	1,000,000	979,851
5.950%, 12/28/17	2,700,000	2,590,812
6.625%, 4/1/18	15,000,000	14,953,590
7.300%, 5/13/19	200,000	207,390

		142,403,138

Commercial Banks (5.6%)
Abbey National plc
7.950%, 10/26/29	693,000	615,990
American Express Bank FSB
3.150%, 12/9/11	750,000	776,581

	Principal Amount		Value (Note 1)
Bank of Scotland plc
1.153%, 7/17/09(l)§		$4,300,000	$4,297,566
0.689%, 12/8/10(l)§		8,000,000	7,620,280
Barclays Bank plc
6.750%, 5/22/19		400,000	396,709
5.926%, 9/29/49(l)§		1,300,000	741,000
7.434%, 9/29/49(l)§		1,795,000	1,202,650
BB&T Corp.
5.250%, 11/1/19		655,000	587,990
Citibank N.A.
1.875%, 5/7/12		500,000	498,047
Credit Suisse/New York
3.450%, 7/2/12		250,000	250,123
5.000%, 5/15/13		15,840,000	16,193,596
5.500%, 5/1/14		300,000	311,682
6.000%, 2/15/18		464,000	463,223
DnB NOR Bank ASA
1.209%, 10/13/09(l)§		6,100,000	6,061,814
Fifth Third Bancorp
8.250%, 3/1/38		1,400,000	1,071,703
HBOS plc
6.750%, 5/21/18§		1,400,000	1,056,846
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/29/49(l)§		550,000	386,754
HSBC Holdings plc
6.500%, 5/2/36		700,000	683,574
JPMorgan Chase Bank N.A.
6.000%, 7/5/17		1,620,000	1,577,953
6.000%, 10/1/17		3,610,000	3,513,750
KeyBank N.A.
5.700%, 8/15/12		400,000	388,238
7.413%, 5/6/15		400,000	358,568
KeyCorp
6.500%, 5/14/13		1,302,000	1,297,211
Kreditanstalt fuer Wiederaufbau
3.250%, 2/15/11		3,000,000	3,096,141
3.250%, 3/15/13		2,705,000	2,756,108
3.500%, 3/10/14^		4,900,000	4,991,439
4.875%, 1/17/17		2,724,000	2,877,448
(Zero Coupon), 4/18/36		1,824,000	465,685
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 1/13/12		500,000	527,288
Landwirtschaftliche Rentenbank
4.875%, 2/14/11		2,675,000	2,805,816
Marshall & Ilsley Corp.
5.350%, 4/1/11		1,453,000	1,381,520
Mizuho Financial Group, Inc./Aruba
1.593%, 10/27/49(l)	JPY	300,000,000	3,113,261
National Australia Bank Ltd.
5.350%, 6/12/13§		$9,100,000	9,373,055
National Westminster Bank plc
7.375%, 10/1/09		217,000	214,634
New York Community Bank
3.000%, 12/16/11		5,950,000	6,115,868
Northern Trust Corp.
4.625%, 5/1/14		65,000	66,795
PNC Bank N.A.
4.875%, 9/21/17		1,250,000	1,090,390
Rabobank Nederland N.V.
0.319%, 2/1/10(l)§		14,500,000	14,458,269
11.000%, 12/31/49(l)§		624,000	694,305
Regions Bank
7.500%, 5/15/18§		3,700,000	3,260,743
Royal Bank of Scotland Group plc
5.050%, 1/8/15		2,100,000	1,646,085

See Notes to Financial Statements. 62

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Sumitomo Mitsui Banking Corp.
1.269%, 12/31/49(l)	JPY	200,000,000	$1,974,165
1.375%, 12/31/49(l)		100,000,000	1,034,208
5.625%, 12/31/49(l)§		$300,000	276,097
U.S. Bancorp
4.200%, 5/15/14		1,000,000	1,011,301
UBS AG/Connecticut
5.875%, 12/20/17		15,703,000	14,623,576
5.750%, 4/25/18		3,300,000	3,005,429
Wachovia Bank N.A.
4.875%, 2/1/15		1,250,000	1,193,612
5.000%, 8/15/15		2,500,000	2,355,435
6.600%, 1/15/38		750,000	731,114
Wachovia Corp.
0.749%, 3/15/11(l)		1,500,000	1,447,487
1.230%, 4/23/12(l)		1,100,000	1,033,352
5.500%, 5/1/13		2,400,000	2,479,210
5.700%, 8/1/13		1,381,000	1,439,061
5.625%, 10/15/16		1,340,000	1,280,114
0.899%, 6/15/17(l)		5,900,000	4,401,642
Wells Fargo & Co.
3.000%, 12/9/11		675,000	697,505
0.849%, 6/15/12(l)		5,000,000	5,045,810
5.250%, 10/23/12		1,335,000	1,381,904
4.375%, 1/31/13		7,600,000	7,665,436
5.625%, 12/11/17		665,000	654,581
7.980%, 12/31/49(l)		8,000,000	6,640,000
Wells Fargo Bank N.A.
4.750%, 2/9/15		5,700,000	5,404,951
5.750%, 5/16/16		2,750,000	2,696,119
Westpac Banking Corp.
3.250%, 12/16/11§		17,700,000	18,101,613

			195,860,420

Consumer Finance (1.4%)
American Express Co.
7.250%, 5/20/14		250,000	258,608
7.000%, 3/19/18^		15,968,000	15,505,535
8.125%, 5/20/19		250,000	259,432
American Honda Finance Corp.
1.359%, 6/20/11(l)§		12,000,000	11,579,412
Capital One Financial Corp.
7.375%, 5/23/14		125,000	128,897
6.750%, 9/15/17		2,300,000	2,200,608
Discover Financial Services
6.450%, 6/12/17		704,000	571,208
HSBC Finance Corp.
6.375%, 11/27/12		1,349,000	1,372,130
4.750%, 7/15/13		2,732,000	2,667,689
5.000%, 6/30/15		685,000	638,280
International Lease Finance Corp.
5.450%, 3/24/11		2,804,000	2,350,750
5.650%, 6/1/14		1,356,000	982,627
LeasePlan Corp. N.V.
3.000%, 5/7/12§		2,900,000	2,933,370
SLM Corp.
1.232%, 7/27/09(l)		5,900,000	5,874,872
1.252%, 7/26/10(l)		2,300,000	2,087,602
5.400%, 10/25/11		644,000	579,207
1.392%, 1/27/14(l)		885,000	615,183

			50,605,410

Diversified Financial Services (5.6%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13		2,180,000	2,254,089
Ameriprise Financial, Inc.
7.300%, 6/28/19		90,000	92,098

	Principal Amount		Value (Note 1)
Bank of America Corp.
2.100%, 4/30/12		$1,000,000	$1,001,524
3.125%, 6/15/12		1,350,000	1,392,318
4.750%, 8/15/13		2,970,000	2,758,459
5.625%, 10/14/16		2,300,000	2,078,275
6.000%, 9/1/17		820,000	745,547
5.650%, 5/1/18^		6,000,000	5,301,786
Bank of America N.A.
1.162%, 6/23/10(l)		2,600,000	2,587,567
5.300%, 3/15/17		1,500,000	1,272,671
6.000%, 10/15/36		750,000	601,116
Belvoir Land LLC,
Series A-1
5.270%, 12/15/47§		247,000	156,620
Boeing Capital Corp.
6.500%, 2/15/12		1,334,000	1,463,797
BP Capital Markets plc
5.250%, 11/7/13		750,000	804,983
3.625%, 5/8/14		250,000	249,332
BTM Curacao Holdings N.V.
1.320%, 12/31/49(l)	JPY	100,000,000	1,000,660
Capital One Capital IV
6.745%, 2/17/37(l)		$692,000	463,197
Caterpillar Financial Services Corp.
1.006%, 8/11/09(l)		6,100,000	6,103,666
5.125%, 10/12/11		326,000	342,293
4.250%, 2/8/13		1,342,000	1,335,036
7.150%, 2/15/19		300,000	321,114
Citigroup, Inc.
4.125%, 2/22/10		632,000	632,155
4.625%, 8/3/10		185,000	184,078
6.500%, 1/18/11		2,873,000	2,917,428
0.944%, 5/18/11(l)		4,100,000	3,875,927
2.875%, 12/9/11		679,000	698,481
2.125%, 4/30/12		1,200,000	1,205,268
5.500%, 4/11/13^		19,200,000	17,995,104
5.000%, 9/15/14		750,000	628,739
6.125%, 5/15/18		2,693,000	2,355,462
5.850%, 12/11/34		1,499,000	1,164,144
CME Group, Inc.
5.750%, 2/15/14		300,000	319,925
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36		614,000	619,740
Credit Suisse FB USA, Inc.
5.125%, 8/15/15		2,620,000	2,686,629
Credit Suisse USA, Inc.
5.250%, 3/2/11		1,354,000	1,408,714
General Electric Capital Corp.
0.628%, 7/8/10(l)		32,200,000	32,300,206
5.000%, 11/15/11		3,681,000	3,790,028
1.563%, 12/9/11(l)		9,000,000	9,231,579
3.000%, 12/9/11		1,354,000	1,396,853
5.875%, 2/15/12		4,002,000	4,180,061
0.839%, 3/12/12(l)		20,000,000	20,136,980
1.259%, 4/10/12(l)		10,000,000	9,346,810
2.200%, 6/8/12		1,000,000	1,005,123
2.125%, 12/21/12		4,560,000	4,528,623
5.900%, 5/13/14		150,000	153,909
5.400%, 2/15/17		1,308,000	1,266,425
6.750%, 3/15/32		1,597,000	1,433,637
5.875%, 1/14/38		1,366,000	1,081,035
5.500%, 9/15/67(l)§	EUR	10,400,000	8,243,147
6.375%, 11/15/67(l)		$1,415,000	944,118
Irwin Land LLC
Series A-1
5.030%, 12/15/25§		217,000	163,067

See Notes to Financial Statements. 63

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series A-2
5.300%, 12/15/35§	$395,000	$281,765
John Deere Capital Corp.
7.000%, 3/15/12	600,000	658,894
2.875%, 6/19/12	300,000	307,407
5.250%, 10/1/12	200,000	211,262
4.500%, 4/3/13	500,000	510,096
5.750%, 9/10/18	300,000	306,108
JPMorgan Chase & Co.
3.125%, 12/1/11	2,706,000	2,799,227
0.734%, 12/21/11(l)	2,700,000	2,614,240
6.625%, 3/15/12	2,661,000	2,801,386
1.178%, 11/1/12(l)	1,500,000	1,393,973
0.854%, 12/26/12(l)	1,400,000	1,414,001
4.650%, 6/1/14	250,000	249,341
6.000%, 1/15/18	674,000	669,556
7.900%, 4/29/49(l)	982,000	859,348
JPMorgan Chase Capital XV
5.875%, 3/15/35	693,000	554,400
JPMorgan Chase Capital XVIII
6.950%, 8/17/36	671,000	565,513
JPMorgan Chase Capital XXV
6.800%, 10/1/37^	3,201,000	2,752,863
National Rural Utilities Cooperative Finance Corp.
7.250%, 3/1/12	2,604,000	2,844,185
Pemex Finance Ltd.
9.030%, 2/15/11	10,500	11,235
Santander Perpetual S.A.U.
6.671%, 10/29/49(l)§	3,500,000	2,590,000
UFJ Finance Aruba AEC
6.750%, 7/15/13	310,000	320,987
Unilever Capital Corp.
4.800%, 2/15/19	750,000	757,386

		193,692,716

Insurance (1.9%)
ACE INA Holdings, Inc.
5.600%, 5/15/15	250,000	253,069
5.900%, 6/15/19	50,000	50,118
Aflac, Inc.
8.500%, 5/15/19	150,000	160,280
Allstate Corp.
6.200%, 5/16/14	200,000	209,774
7.450%, 5/16/19	100,000	108,186
5.950%, 4/1/36	634,000	553,581
6.125%, 5/15/37(l)^	444,000	326,340
American International Group, Inc.
1.094%, 1/29/10(l)§	10,400,000	8,840,000
5.600%, 10/18/16	1,000,000	540,673
8.250%, 8/15/18§	1,200,000	706,208
6.250%, 5/1/36	700,000	300,560
8.175%, 5/15/58(l)§	17,926,000	5,114,216
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12§	500,000	516,746
4.750%, 5/15/12^	228,000	242,078
5.000%, 8/15/13	600,000	629,450
4.850%, 1/15/15	600,000	624,487
Chubb Corp.
5.750%, 5/15/18	1,250,000	1,296,544
6.375%, 3/29/67(l)	937,000	749,600
Hartford Financial Services Group, Inc.
6.100%, 10/1/41	592,000	409,155
Hartford Life Global Funding Trusts
0.799%, 9/15/09(l)	1,083,000	1,078,600
Lincoln National Corp.
8.750%, 7/1/19	150,000	151,271
6.050%, 4/20/67(l)	607,000	385,445

	Principal Amount	Value (Note 1)
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	$290,000	$282,317
MetLife, Inc.
6.125%, 12/1/11	272,000	284,748
5.700%, 6/15/35	244,000	213,117
6.400%, 12/15/36	2,000,000	1,430,000
Metropolitan Life Global Funding I
0.894%, 5/17/10(l)§	900,000	892,593
1.014%, 5/18/10(l)§	1,500,000	1,489,189
0.879%, 3/15/12(l)§	12,620,000	11,957,450
5.125%, 4/10/13§	1,550,000	1,576,469
5.125%, 6/10/14§	775,000	768,969
Monumental Global Funding Ltd.
0.498%, 6/16/10(l)§	2,080,000	1,996,800
New York Life Global Funding
4.650%, 5/9/13§	11,900,000	12,070,301
Principal Life Income Funding Trusts
5.125%, 3/1/11	2,642,000	2,599,155
Progressive Corp.
6.700%, 6/15/37(l)	717,000	505,561
Prudential Financial, Inc.
4.500%, 7/15/13	1,319,000	1,240,066
6.200%, 1/15/15	45,000	43,991
6.000%, 12/1/17	1,244,000	1,170,302
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	1,228,000	962,564
Travelers Cos., Inc.
5.800%, 5/15/18	500,000	513,941
6.250%, 3/15/37(l)	1,012,000	815,636
6.250%, 6/15/37	250,000	258,910
Willis North America, Inc.
5.625%, 7/15/15	665,000	583,628

		64,902,088

Real Estate Investment Trusts (REITs) (0.2%)
Duke Realty LP
6.250%, 5/15/13	100,000	89,937
ERP Operating LP
6.625%, 3/15/12	133,000	136,736
5.125%, 3/15/16	500,000	458,549
HCP, Inc.
6.000%, 1/30/17	300,000	254,317
Hospitality Properties Trust
5.625%, 3/15/17	250,000	186,609
HRPT Properties Trust
6.650%, 1/15/18	100,000	80,464
Simon Property Group LP
5.300%, 5/30/13	1,319,000	1,275,431
6.750%, 5/15/14	215,000	216,033
5.100%, 6/15/15	658,000	600,836
Ventas Realty LP/Ventas Capital Corp.
7.125%, 6/1/15	2,248,000	2,169,320
6.750%, 4/1/17	760,000	682,100

		6,150,332

Thrifts & Mortgage Finance (0.3%)
Sovereign Bancorp, Inc.
2.500%, 6/15/12	10,000,000	10,092,990

Total Financials		663,707,094

Health Care (1.3%)
Biotechnology (0.1%)
Amgen, Inc.
5.850%, 6/1/17	678,000	719,431
6.375%, 6/1/37	670,000	713,244

See Notes to Financial Statements. 64

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Genentech, Inc.
4.750%, 7/15/15	$250,000	$258,299

		1,690,974

Health Care Equipment & Supplies (0.0%)
Baxter International, Inc.
5.900%, 9/1/16	1,324,000	1,427,068
Hospira, Inc.
6.400%, 5/15/15	115,000	121,056

		1,548,124

Health Care Providers & Services (0.2%)
Aetna, Inc.
6.625%, 6/15/36	946,000	859,960
Cardinal Health, Inc.
5.650%, 6/15/12	250,000	257,444
5.850%, 12/15/17	200,000	187,085
Express Scripts, Inc.
5.250%, 6/15/12	400,000	413,262
6.250%, 6/15/14	135,000	142,845
7.250%, 6/15/19	80,000	88,219
McKesson Corp.
6.500%, 2/15/14	300,000	320,076
Medco Health Solutions, Inc.
7.125%, 3/15/18	250,000	263,269
Roche Holdings, Inc.
2.661%, 2/25/11(l)§	505,000	510,595
5.000%, 3/1/14§	2,250,000	2,364,786
WellPoint Health Networks, Inc.
6.375%, 1/15/12	1,335,000	1,390,665

		6,798,206

Pharmaceuticals (1.0%)
Abbott Laboratories, Inc.
5.600%, 5/15/11	1,334,000	1,425,236
5.125%, 4/1/19	1,195,000	1,230,408
6.000%, 4/1/39	300,000	316,782
AstraZeneca plc
5.900%, 9/15/17	300,000	321,249
6.450%, 9/15/37	676,000	749,389
Bristol-Myers Squibb Co.
5.875%, 11/15/36	678,000	698,105
6.875%, 8/1/97	45,000	46,795
Eli Lilly & Co.
3.550%, 3/6/12	1,070,000	1,108,500
5.200%, 3/15/17	1,316,000	1,378,805
5.500%, 3/15/27	300,000	299,677
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	1,027,000	1,074,286
5.650%, 5/15/18	14,024,000	14,854,277
Johnson & Johnson
5.550%, 8/15/17	500,000	543,451
4.950%, 5/15/33	271,000	257,871
Merck & Co., Inc.
4.000%, 6/30/15^	2,260,000	2,299,765
5.750%, 11/15/36	250,000	249,637
Novartis Capital Corp.
4.125%, 2/10/14	300,000	308,811
Novartis Securities Investment Ltd.
5.125%, 2/10/19	500,000	511,543
Pfizer, Inc.
4.500%, 2/15/14	250,000	260,438
5.350%, 3/15/15^	3,265,000	3,508,569
Schering-Plough Corp.
6.000%, 9/15/17	350,000	372,751
6.550%, 9/15/37	350,000	375,334
Teva Pharmaceutical Finance LLC
5.550%, 2/1/16	268,000	277,202

	Principal Amount	Value (Note 1)
6.150%, 2/1/36	$270,000	$278,507
Wyeth
5.500%, 2/15/16	652,000	682,489
7.250%, 3/1/23	683,000	767,180
5.950%, 4/1/37	500,000	517,264

		34,714,321

Total Health Care		44,751,625

Industrials (1.1%)
Aerospace & Defense (0.2%)
General Dynamics Corp.
1.800%, 7/15/11	65,000	64,881
5.250%, 2/1/14	500,000	534,236
Goodrich Corp.
6.125%, 3/1/19	200,000	200,773
Honeywell International, Inc.
3.875%, 2/15/14^	1,270,000	1,297,676
5.300%, 3/1/18	1,334,000	1,393,175
Lockheed Martin Corp.
4.121%, 3/14/13	158,000	161,156
7.750%, 5/1/26	674,000	814,579
Northrop Grumman Systems Corp.
7.750%, 2/15/31	405,000	506,790
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	51,694
United Technologies Corp.
4.875%, 5/1/15	500,000	531,685
6.125%, 2/1/19	500,000	553,394
6.050%, 6/1/36	660,000	700,038

		6,810,077

Air Freight & Logistics (0.1%)
United Parcel Service, Inc.
3.875%, 4/1/14	3,225,000	3,325,556
6.200%, 1/15/38	694,000	759,270

		4,084,826

Airlines (0.3%)
Continental Airlines, Inc.
9.000%, 7/8/16	250,000	250,000
Series 99-2
7.056%, 9/15/09	850,000	841,500
Southwest Airlines Co.
10.500%, 12/15/11(b)§	7,000,000	7,531,258
UAL Pass Through Trust
Series 01A3
6.602%, 9/1/13	10,253	10,151

		8,632,909

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	500,000	444,964

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
6.875%, 6/1/17	350,000	346,500
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	895,000	877,816
Dartmouth College
4.750%, 6/1/19	50,000	50,510
Pitney Bowes, Inc.
5.750%, 9/15/17	678,000	710,852
Princeton University
4.950%, 3/1/19^	1,800,000	1,821,942
R.R. Donnelley & Sons Co.
11.250%, 2/1/19	250,000	264,658
Vanderbilt University
5.250%, 4/1/19	100,000	94,070

See Notes to Financial Statements. 65

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Waste Management, Inc.
6.375%, 11/15/12	$700,000	$743,320
7.375%, 3/11/19	200,000	214,325

		5,123,993

Electrical Equipment (0.0%)
Emerson Electric Co.
4.875%, 10/15/19	500,000	500,164
6.125%, 4/15/39	100,000	105,158

		605,322

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	350,000	372,154
5.700%, 3/15/37	200,000	208,344
General Electric Co.
5.000%, 2/1/13	2,081,000	2,165,314
5.250%, 12/6/17	500,000	491,023
ITT Corp.
4.900%, 5/1/14	220,000	218,496
Philips Electronics N.V.
6.875%, 3/11/38	1,348,000	1,443,903
Tyco Electronics Group S.A.
6.000%, 10/1/12	1,342,000	1,317,876
Tyco International Finance S.A.
6.000%, 11/15/13	610,000	620,259

		6,837,369

Machinery (0.0%)
Caterpillar, Inc.
8.250%, 12/15/38	300,000	371,719
Dover Corp.
5.450%, 3/15/18	660,000	682,088

		1,053,807

Road & Rail (0.1%)
Burlington Northern Santa Fe Corp.
5.900%, 7/1/12	1,342,000	1,421,175
Canadian National Railway Co.
6.200%, 6/1/36	680,000	705,140
Canadian Pacific Railway Co.
7.250%, 5/15/19	220,000	228,265
CSX Corp.
6.250%, 3/15/18	650,000	655,559
Norfolk Southern Corp.
7.700%, 5/15/17	268,000	293,739
5.900%, 6/15/19	50,000	51,818

		3,355,696

Total Industrials		36,948,963

Information Technology (0.3%)
Communications Equipment (0.0%)
Harris Corp.
6.375%, 6/15/19	85,000	89,699
Motorola, Inc.
6.000%, 11/15/17	676,000	550,940
Nokia Oyj
6.625%, 5/15/39	95,000	100,313

		740,952

Computers & Peripherals (0.1%)
Dell, Inc.
3.375%, 6/15/12	70,000	71,256
5.875%, 6/15/19	125,000	127,588
7.100%, 4/15/28	100,000	102,498
Hewlett-Packard Co.
5.250%, 3/1/12	664,000	709,300

	Principal Amount	Value (Note 1)
International Business Machines Corp.
6.500%, 1/15/28	$1,379,000	$1,486,056

		2,496,698

IT Services (0.0%)
Electronic Data Systems Corp.
6.000%, 8/1/13	670,000	731,405
Western Union Co.
5.400%, 11/17/11	1,325,000	1,384,813

		2,116,218

Office Electronics (0.1%)
Xerox Corp.
5.500%, 5/15/12	1,302,000	1,298,437
8.250%, 5/15/14	40,000	41,595
6.350%, 5/15/18	1,372,000	1,224,510

		2,564,542

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	100,000	100,171

Software (0.1%)
Microsoft Corp.
2.950%, 6/1/14	190,000	188,621
4.200%, 6/1/19	125,000	122,120
5.200%, 6/1/39	185,000	180,058
Oracle Corp.
4.950%, 4/15/13	1,100,000	1,151,872
5.250%, 1/15/16	1,302,000	1,362,434

		3,005,105

Total Information Technology		11,023,686

Materials (0.4%)
Chemicals (0.1%)
Dow Chemical Co.
6.000%, 10/1/12	1,312,000	1,328,281
7.600%, 5/15/14	370,000	381,101
8.550%, 5/15/19	310,000	310,552
9.400%, 5/15/39	225,000	231,610
E.I. du Pont de Nemours & Co.
5.875%, 1/15/14	300,000	324,873
6.000%, 7/15/18	350,000	377,276
5.600%, 12/15/36	100,000	95,811
Monsanto Co.
5.125%, 4/15/18	150,000	155,403
5.875%, 4/15/38	100,000	102,023
Potash Corp of Saskatchewan Inc.
5.250%, 5/15/14	155,000	159,959
6.500%, 5/15/19	85,000	91,589
PPG Industries, Inc.
6.650%, 3/15/18	300,000	318,942
Praxair, Inc.
4.625%, 3/30/15	253,000	261,394
Valspar Corp.
7.250%, 6/15/19	100,000	100,699

		4,239,513

Construction Materials (0.0%)
Lafarge S.A.
7.125%, 7/15/36	200,000	154,327

Metals & Mining (0.2%)
Alcoa, Inc.
7.375%, 8/1/10	666,000	685,425
5.900%, 2/1/27	665,000	474,182
Allegheny Technologies, Inc.
9.375%, 6/1/19	200,000	211,941
ArcelorMittal S.A.
5.375%, 6/1/13	300,000	287,336

See Notes to Financial Statements. 66

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
9.000%, 2/15/15	$225,000	$237,006
6.125%, 6/1/18	250,000	218,750
9.850%, 6/1/19	250,000	269,226
Barrick N.A. Finance LLC
7.500%, 9/15/38	100,000	116,455
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	628,000	659,646
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,000,000	1,007,500
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	650,000	654,074
8.950%, 5/1/14	360,000	400,049
9.000%, 5/1/19	215,000	238,973
7.125%, 7/15/28	300,000	286,268
Vale Overseas Ltd.
6.875%, 11/21/36	1,366,000	1,297,024
Xstrata Canada Corp.
5.500%, 6/15/17	724,000	626,703

		7,670,558

Paper & Forest Products (0.1%)
International Paper Co.
7.400%, 6/15/14	500,000	497,729
Koch Forest Products, Inc.
2.956%, 12/20/12(l)	56,196	52,856
3.293%, 12/20/12(l)	809,524	761,412
Weyerhaeuser Co.
7.375%, 3/15/32	1,315,000	1,049,574

		2,361,571

Total Materials		14,425,969

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.6%)
Ameritech Capital Funding Corp.
6.550%, 1/15/28	531,000	512,113
AT&T Corp.
7.300%, 11/15/11^	38,000	41,672
8.000%, 11/15/31	698,000	805,618
AT&T, Inc.
6.250%, 3/15/11	1,351,000	1,431,547
5.500%, 2/1/18	585,000	584,144
6.150%, 9/15/34	676,000	641,742
6.800%, 5/15/36	682,000	706,604
6.500%, 9/1/37^	1,950,000	1,934,104
6.300%, 1/15/38	7,300,000	7,053,654
6.400%, 5/15/38	13,602,000	13,315,161
BellSouth Capital Funding Corp.
7.875%, 2/15/30	687,000	758,962
BellSouth Corp.
5.200%, 9/15/14	1,107,000	1,152,428
6.000%, 11/15/34	290,000	273,337
British Telecommunications plc
9.125%, 12/15/10	1,346,000	1,429,549
9.625%, 12/15/30	693,000	768,300
Corning, Inc.
6.625%, 5/15/19	30,000	30,660
Deutsche Telekom International Finance B.V.
8.500%, 6/15/10	2,400,000	2,523,996
4.875%, 7/8/14	500,000	503,241
6.750%, 8/20/18	500,000	530,657
6.000%, 7/8/19	250,000	252,225
8.750%, 6/15/30	668,000	782,047
Embarq Corp.
7.082%, 6/1/16	500,000	488,296
France Telecom S.A.
7.750%, 3/1/11	1,149,000	1,242,680

	Principal Amount	Value (Note 1)
GTE Corp.
8.750%, 11/1/21	$250,000	$284,099
6.940%, 4/15/28	67,000	67,179
Qwest Corp.
7.625%, 6/15/15^	1,580,000	1,485,200
8.375%, 5/1/16§	750,000	723,750
6.500%, 6/1/17	650,000	572,000
Telecom Italia Capital S.A.
6.175%, 6/18/14	250,000	252,819
5.250%, 10/1/15	472,000	455,639
6.999%, 6/4/18	500,000	505,828
7.175%, 6/18/19	250,000	253,424
6.375%, 11/15/33	1,374,000	1,221,149
Telefonica Emisiones S.A.U.
5.984%, 6/20/11	1,350,000	1,421,434
4.949%, 1/15/15	1,440,000	1,463,694
6.421%, 6/20/16	300,000	320,763
6.221%, 7/3/17	669,000	707,779
5.877%, 7/15/19	145,000	149,494
Telefonica Europe B.V.
7.750%, 9/15/10	165,000	174,055
Verizon Communications, Inc.
5.350%, 2/15/11^	600,000	625,606
4.350%, 2/15/13	500,000	510,731
5.550%, 2/15/16	1,315,000	1,361,108
5.500%, 2/15/18	298,000	295,947
8.750%, 11/1/18	2,500,000	2,961,198
7.750%, 12/1/30	678,000	757,178
7.750%, 6/15/32	127,000	141,496
5.850%, 9/15/35	262,000	243,686
6.400%, 2/15/38	667,000	652,987
Verizon Maryland, Inc.
Series B
5.125%, 6/15/33	139,000	102,983
Verizon New England, Inc.
6.500%, 9/15/11	797,000	848,342
7.875%, 11/15/29	7,000	7,187
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	312,000	327,060
Verizon New York, Inc.
Series A
6.875%, 4/1/12	500,000	529,914

		57,186,466

Wireless Telecommunication Services (0.5%)
America Movil S.A.B. de C.V.
5.625%, 11/15/17	1,322,000	1,292,131
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	300,000	323,540
8.125%, 5/1/12	1,348,000	1,509,197
Rogers Communications, Inc.
6.800%, 8/15/18	500,000	536,013
Verizon Wireless Capital LLC
3.750%, 5/20/11§	4,935,000	5,036,034
5.250%, 2/1/12§	500,000	527,330
5.550%, 2/1/14§	500,000	530,814
8.500%, 11/15/18§	1,270,000	1,517,768
Vodafone Group plc
7.750%, 2/15/10	595,000	615,117
4.150%, 6/10/14	3,075,000	3,026,750
7.875%, 2/15/30	682,000	782,235

See Notes to Financial Statements. 67

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.150%, 2/27/37	$669,000	$658,196

		16,355,125

Total Telecommunication Services		73,541,591

Utilities (1.3%)
Electric Utilities (1.1%)
Carolina Power & Light Co.
5.300%, 1/15/19	500,000	521,996
Columbus Southern Power Co.
Series D
6.600%, 3/1/33	651,000	649,921
Commonwealth Edison Co.
6.150%, 9/15/17	1,330,000	1,381,740
5.900%, 3/15/36	624,000	598,638
Consolidated Edison Co. of New York, Inc.
Series 02-B
4.875%, 2/1/13	1,305,000	1,355,445
Series 07-A
6.300%, 8/15/37	628,000	665,536
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	919,393
Detroit Edison Co.
Series A
6.625%, 6/1/36	100,000	107,403
Series G
5.600%, 6/15/18	250,000	256,692
DTE Energy Co.
7.625%, 5/15/14	50,000	52,183
Duke Energy Carolinas LLC
6.000%, 1/15/38	500,000	525,887
Duke Energy Ohio, Inc.
5.700%, 9/15/12	1,245,000	1,266,349
EDP Finance B.V.
6.000%, 2/2/18§	875,000	898,467
Enel Finance International S.A.
6.250%, 9/15/17§	7,200,000	7,517,333
FirstEnergy Corp.
Series B
6.450%, 11/15/11	642,000	670,094
Series C
7.375%, 11/15/31	522,000	492,694
Florida Power & Light Co.
5.550%, 11/1/17	500,000	531,746
4.950%, 6/1/35	875,000	813,130
5.950%, 2/1/38	309,000	330,624
Florida Power Corp.
5.900%, 3/1/33	82,000	85,054
6.400%, 6/15/38	890,000	989,606
Georgia Power Co.
5.400%, 6/1/18	500,000	522,572
5.950%, 2/1/39	250,000	262,077
Hydro Quebec
7.500%, 4/1/16	300,000	347,053
Indiana Michigan Power Co.
7.000%, 3/15/19	250,000	268,693
MidAmerican Energy Co.
6.750%, 12/30/31	273,000	308,584
MidAmerican Energy Holdings Co.
5.950%, 5/15/37	704,000	679,554
6.500%, 9/15/37	600,000	622,706
MidAmerican Funding LLC
6.927%, 3/1/29	682,000	763,897
Nevada Power Co.
7.125%, 3/15/19	500,000	534,344

	Principal Amount	Value (Note 1)
Northern States Power Co.
5.250%, 3/1/18	$500,000	$520,381
Oncor Electric Delivery Co.
6.800%, 9/1/18	500,000	534,304
7.250%, 1/15/33	250,000	272,019
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	549,043
6.050%, 3/1/34	657,000	681,596
PacifiCorp
6.000%, 1/15/39	500,000	524,023
Pepco Holdings, Inc.
6.450%, 8/15/12	2,130,000	2,216,391
Portland General Electric Co.
6.100%, 4/15/19	100,000	105,090
PPL Electric Utilities Corp.
6.250%, 5/15/39	75,000	79,062
PSEG Power LLC
6.950%, 6/1/12	400,000	430,629
Public Service Co. of Colorado
6.250%, 9/1/37	254,000	278,652
Public Service Electric & Gas Co.
5.300%, 5/1/18	250,000	261,243
5.800%, 5/1/37	250,000	258,313
San Diego Gas & Electric Co.
6.125%, 9/15/37	200,000	215,883
6.000%, 6/1/39	30,000	31,898
Scottish Power Ltd.
4.910%, 3/15/10	330,000	336,047
Southern California Edison Co.
5.750%, 3/15/14	500,000	542,446
Series 08-A
5.950%, 2/1/38	800,000	846,383
Southern Co.
4.150%, 5/15/14	125,000	125,497
Toledo Edison Co.
7.250%, 5/1/20	30,000	33,403
Union Electric Co.
6.700%, 2/1/19	500,000	522,545
Virginia Electric & Power Co.
Series A
5.400%, 1/15/16	1,316,000	1,373,166

		35,677,425

Gas Utilities (0.0%)
CenterPoint Energy Resources Corp.
6.150%, 5/1/16	300,000	282,129
Consolidated Natural Gas Co.
Series A
5.000%, 3/1/14	75,000	76,371
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	250,000	241,003
Southern California Gas Co.
5.500%, 3/15/14	200,000	215,739

		815,242

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.
7.000%, 4/1/12	1,275,000	1,317,204
Tennessee Valley Authority
5.500%, 7/18/17	676,000	737,263
6.750%, 11/1/25	697,000	803,837
6.150%, 1/15/38	691,000	756,230

		3,614,534

Multi-Utilities (0.1%)
Dominion Resources, Inc.
Series 07-A
6.000%, 11/30/17	1,331,000	1,382,366

See Notes to Financial Statements. 68

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series C
5.150%, 7/15/15	$383,000	$388,516
Series D
5.125%, 12/15/09	45,000	45,570
NiSource Finance Corp.
6.400%, 3/15/18	250,000	229,374
Sempra Energy
9.800%, 2/15/19	600,000	726,769

		2,772,595

Total Utilities		42,879,796

Total Corporate Bonds		996,134,843

Government Securities (84.8%)
Agency ABS (0.5%)
Small Business Administration, Class 1
Series 2003-10A 1 1
4.628%, 3/10/13	$133,424	136,698
Series 2008-P10B 1
5.944%, 8/10/18	3,049,006	3,149,467
Small Business Administration Participation Certificates
Series 2004-20A 1 1
4.930%, 1/1/24	591,950	616,311
Series 2004-20C 1
4.340%, 3/1/24	3,859,893	3,940,278
Series 2005-20B 1
4.625%, 2/1/25	347,539	358,284
Series 2008-20A 1
5.170%, 1/1/28	943,010	983,530
Series 2008-20C 1 1
5.490%, 3/1/28	3,473,801	3,646,892
Series 2008-20G
5.870%, 7/1/28	3,529,472	3,733,442

		16,564,902

Agency CMO (0.6%)
Federal Home Loan Mortgage Corp.
4.500%, 12/15/13	116,986	116,947
4.500%, 2/15/15	1,219,669	1,238,318
4.500%, 1/15/16	1,641,596	1,673,654
5.000%, 7/15/19	1,504,223	1,522,783
5.500%, 2/15/26	791,128	805,746
5.500%, 4/15/26	780,841	799,877
0.669%, 12/15/29(l)	472	464
5.500%, 1/15/31	561,571	585,632
Federal National Mortgage Association
4.500%, 2/25/17	1,149,174	1,178,684
4.500%, 3/25/17	937,774	962,752
5.500%, 9/25/24	457,732	461,437
5.500%, 10/25/24	583,404	588,892
5.500%, 3/25/25	1,456,344	1,471,090
5.500%, 1/25/26	1,698,904	1,720,458
5.500%, 5/25/27	557,394	568,894
6.000%, 8/25/28	232,803	236,576
6.000%, 1/25/32	2,241,625	2,312,469
8.639%, 6/25/32(l)	128,475	137,310
5.310%, 8/25/33	2,849,563	2,941,283
6.000%, 10/25/33	2,222,075	2,292,382
6.500%, 7/25/34	364,367	383,621
Government National Mortgage Association
6.500%, 6/20/32	162,117	173,443
6.082%, 1/16/38 IO(l)	4,732,389	522,281

		22,694,993

	Principal Amount	Value (Note 1)
Foreign Governments (1.2%)
Emirate of Abu Dhabi
5.500%, 8/2/12§	$3,100,000	$3,213,981
Export-Import Bank of China
5.250%, 7/29/14§	3,700,000	3,934,765
Export-Import Bank of Korea
5.125%, 2/14/11	700,000	709,150
Federative Republic of Brazil
6.000%, 1/17/17	2,700,000	2,771,550
8.000%, 1/15/18	1,500,000	1,680,000
8.250%, 1/20/34	1,351,000	1,604,312
Israel Government AID Bond
5.500%, 4/26/24	585,000	626,649
5.500%, 9/18/33	583,000	605,809
Oesterreichische Kontrollbank AG
2.875%, 3/15/11	500,000	510,836
4.875%, 2/16/16	2,749,000	2,815,155
Province of British Columbia
6.500%, 1/15/26	300,000	337,071
7.250%, 9/1/36	500,000	621,504
Province of Manitoba
4.900%, 12/6/16	500,000	517,256
Province of Nova Scotia
5.125%, 1/26/17	1,455,000	1,487,311
Province of Ontario
2.625%, 1/20/12	1,500,000	1,525,254
3.500%, 7/15/13	1,000,000	1,007,173
Province of Quebec
4.600%, 5/26/15	1,372,000	1,421,462
7.500%, 9/15/29	500,000	613,062
Republic of Chile
5.500%, 1/15/13	300,000	324,918
Republic of Croatia
4.000%, 7/30/10(l)	308,864	302,924
Republic of Italy
5.625%, 6/15/12	1,256,000	1,369,541
4.500%, 1/21/15	2,699,000	2,767,058
6.875%, 9/27/23	656,000	736,306
Republic of Panama
9.375%, 4/1/29	298,000	369,520
Republic of Peru
8.375%, 5/3/16	300,000	345,750
7.125%, 3/30/19	100,000	106,750
6.550%, 3/14/37	677,000	656,690
Republic of South Africa
7.375%, 4/25/12	60,000	64,437
6.500%, 6/2/14	1,480,000	1,550,300
State of Israel
5.500%, 11/9/16	656,000	683,263
Svensk Exportkredit AB
4.500%, 9/27/10	1,000,000	1,036,122
United Mexican States
6.625%, 3/3/15	670,000	716,900
8.125%, 12/30/19	1,356,000	1,579,740
8.300%, 8/15/31	1,370,000	1,633,725
6.750%, 9/27/34	1,078,000	1,087,163

		41,333,407

Municipal Bonds (1.4%)
Buckeye Tobacco Settlement Financing Authority
6.000%, 6/1/42	4,100,000	2,433,473
California Educational Facilities Authority
4.750%, 10/1/37	900,000	828,351
California State University
5.000%, 11/1/30	300,000	280,602
Chabot-Las Positas, California Community College District

See Notes to Financial Statements. 69

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
(Zero Coupon), 8/1/22	$6,230,000	$2,929,907
City of Chicago, Illinois
8.514%, 1/1/14(l)§	300,000	241,200
City of Houston, Texas Utilities
5.375%, 11/15/38	1,100,000	1,105,357
City of San Antonio, Texas
5.985%, 2/1/39	50,000	51,741
Golden State Tobacco Securitization Corp.
5.750%, 6/1/47	300,000	179,850
Illinois State
5.100%, 6/1/33	1,000,000	888,400
Illinois State Toll Highway Authority
6.184%, 1/1/34	1,055,000	1,068,726
Los Angeles, California Community College District
5.000%, 8/1/27	1,100,000	1,104,312
5.000%, 8/1/31	200,000	194,778
5.000%, 8/1/32	1,000,000	950,080
Los Angeles, California Unified School District
Series 2007 A-1
4.500%, 7/1/22	1,500,000	1,438,560
4.500%, 7/1/24	1,300,000	1,228,019
4.500%, 7/1/25	1,700,000	1,575,390
4.500%, 1/1/28	1,500,000	1,342,080
Los Gatos, California Union School District
5.000%, 8/1/30	160,000	159,787
Metropolitan Transportation Authority
7.336%, 11/15/39	1,065,000	1,255,220
New Jersey State Turnpike Authority
7.414%, 1/1/40	1,185,000	1,379,411
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	4,500,000	4,579,065
New York City Municipal Water Finance Authority
9.310%, 7/9/09(l)§	100,000	100,452
5.000%, 6/15/37	1,900,000	1,863,482
Port Authority of New York & New Jersey
6.040%, 12/1/29	620,000	641,843
Puerto Rico Sales Tax Financing Corp. (Zero Coupon), 8/1/54	1,100,000	56,672
San Bernardino, California Community College District
5.000%, 8/1/31	1,500,000	1,441,800
State of California
5.450%, 4/1/15	4,025,000	3,933,632
5.950%, 4/1/16	35,000	34,127
4.500%, 8/1/28	2,200,000	1,757,294
7.500%, 4/1/34	175,000	160,015
5.000%, 11/1/37	600,000	503,262
5.000%, 12/1/37	1,200,000	1,006,404
6.000%, 4/1/38	1,700,000	1,701,054
7.550%, 4/1/39	3,085,000	2,808,553
State of Texas
4.750%, 4/1/37	6,500,000	6,182,280
Tobacco Settlement Financing Corp./New Jersey
5.000%, 6/1/29	1,010,000	661,469
5.000%, 6/1/41	400,000	216,248
University of Virginia
6.200%, 9/1/39	225,000	248,751
Utah Transit Authority
5.937%, 6/15/39	40,000	40,574

		48,572,221

Supranational (0.7%)
Asian Development Bank
2.125%, 3/15/12	2,000,000	2,009,804
2.750%, 5/21/14	300,000	294,505
Corp. Andina de Fomento
8.125%, 6/4/19	175,000	185,409

	Principal Amount	Value (Note 1)
Eksportfinans A/S
5.000%, 2/14/12	$1,232,000	$1,307,209
5.500%, 5/25/16	1,675,000	1,748,958
European Bank for Reconstruction & Development
3.625%, 6/17/13	400,000	415,772
European Investment Bank
4.125%, 9/15/10	1,339,000	1,389,551
3.250%, 10/14/11	2,000,000	2,076,914
4.625%, 5/15/14	4,320,000	4,597,202
3.125%, 6/4/14	500,000	496,550
4.875%, 2/16/16	1,334,000	1,417,090
Export Development Canada
2.625%, 11/15/11	1,000,000	1,000,593
Inter-American Development Bank
5.000%, 4/5/11	1,199,000	1,269,790
4.250%, 9/10/18	1,368,000	1,366,711
International Bank for Reconstruction & Development
3.500%, 10/8/13	1,000,000	1,023,111
7.625%, 1/19/23	694,000	885,402
International Finance Corp.
3.000%, 4/22/14	510,000	498,860
Japan Finance Corp.
2.000%, 6/24/11	1,415,000	1,414,810
Nordic Investment Bank
3.125%, 2/15/11	1,000,000	1,026,991
5.000%, 2/1/17	300,000	317,990

		24,743,222

U.S. Government Agencies (64.0%)
Federal Farm Credit Bank
5.375%, 7/18/11	2,715,000	2,930,275
3.875%, 8/25/11	1,355,000	1,425,257
1.590%, 11/28/11	250,000	249,697
2.125%, 6/18/12	1,000,000	1,003,288
3.750%, 6/17/14	250,000	253,991
3.700%, 4/1/16	250,000	247,108
5.125%, 8/25/16	685,000	746,385
4.875%, 1/17/17	840,000	893,980
Federal Home Loan Bank
3.375%, 8/13/10	6,770,000	6,981,556
3.375%, 10/20/10	2,710,000	2,802,091
3.375%, 6/24/11	4,000,000	4,148,564
1.625%, 7/27/11	400,000	402,201
4.875%, 11/18/11	5,420,000	5,847,643
2.250%, 4/13/12	3,000,000	3,036,171
5.250%, 6/5/17	1,350,000	1,491,584
5.000%, 11/17/17	2,740,000	2,915,672
5.625%, 6/11/21	5,280,000	5,545,061
5.500%, 7/15/36	690,000	703,651
Federal Home Loan Bank of Chicago
5.625%, 6/13/16	2,450,000	2,358,843
Federal Home Loan Mortgage Corp.
4.000%, 6/1/10	428,795	435,781
0.580%, 9/24/10(l)	9,900,000	9,916,107
1.500%, 1/7/11	5,000,000	5,043,775
0.703%, 3/9/11(l)	60,058,000	60,248,564
2.050%, 3/9/11	500,000	504,079
2.000%, 3/16/11	1,250,000	1,257,691
1.750%, 4/20/11	250,000	251,225
1.625%, 4/26/11	5,000,000	5,038,065
0.926%, 5/4/11(l)	50,000,000	50,101,400
1.250%, 6/8/11	500,000	499,632
1.700%, 6/29/11	500,000	502,175
1.750%, 7/27/11	1,000,000	1,002,453
0.937%, 8/5/11(l)	44,200,000	44,188,508
1.625%, 8/11/11	1,000,000	999,219

See Notes to Financial Statements. 70

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 10/14/11	$500,000	$500,051
2.000%, 12/22/11	500,000	501,498
2.625%, 3/19/12	250,000	251,859
2.125%, 3/23/12	10,000,000	10,090,420
2.500%, 3/23/12	250,000	251,647
2.200%, 4/20/12	250,000	251,910
2.000%, 4/27/12	250,000	249,901
2.050%, 5/11/12	1,000,000	996,190
1.750%, 6/15/12	1,900,000	1,893,092
2.000%, 6/15/12	500,000	499,098
2.500%, 4/8/13	750,000	748,029
4.875%, 11/15/13	5,440,000	5,935,551
6.000%, 1/1/14	16,215	17,009
5.500%, 2/1/14	118,431	123,279
3.000%, 2/4/14	250,000	249,306
3.250%, 3/3/14	1,000,000	993,735
3.000%, 4/21/14	250,000	247,310
2.750%, 4/29/14	500,000	491,681
6.000%, 7/1/14	9,696	10,183
3.000%, 7/28/14	2,540,000	2,545,146
4.500%, 1/15/15	2,710,000	2,908,228
4.750%, 11/17/15	2,928,000	3,160,231
5.750%, 6/27/16	2,600,000	2,646,732
6.000%, 2/1/17	282,426	300,331
6.000%, 3/1/17	9,501	10,111
6.500%, 3/1/17	73,873	78,259
6.000%, 4/1/17	237,563	251,461
6.000%, 5/1/17	2,028	2,160
6.000%, 7/1/17	28,167	29,978
6.000%, 8/1/17	72,167	76,303
5.500%, 11/1/17	70,256	74,226
4.875%, 6/13/18	4,000,000	4,304,536
5.000%, 12/14/18	3,600,000	3,417,844
5.000%, 3/25/19	500,000	498,654
3.750%, 3/27/19	500,000	491,322
4.500%, 4/1/21	5,497,791	5,702,011
5.000%, 7/1/22	1,000,000	1,036,188
5.000%, 10/1/22	1,783,729	1,848,277
5.000%, 11/1/22	1,879,902	1,947,931
5.000%, 3/1/23	1,101,416	1,140,510
5.500%, 3/1/23	48,003	49,946
5.000%, 4/1/23	1,931,494	1,999,772
5.000%, 7/1/23	278,010	287,837
5.000%, 8/1/23	707,999	733,027
5.000%, 10/1/23	1,151,581	1,192,290
5.000%, 11/1/23	77,800	80,550
4.500%, 12/1/23	4,810,663	4,913,170
5.000%, 4/1/24	1,331,173	1,378,144
5.000%, 5/1/24	420,462	435,284
6.750%, 3/15/31	693,000	859,120
5.020%, 11/1/31(l)	18,672	18,898
5.500%, 3/1/32	1,092,364	1,134,597
6.250%, 7/15/32	836,000	993,335
5.500%, 12/1/33	51,973	53,962
5.000%, 4/1/34	1,203,013	1,229,657
5.500%, 10/1/34	1,294,361	1,343,899
4.769%, 1/1/35(l)	1,440,729	1,489,736
6.000%, 2/1/35	828,426	867,016
5.500%, 10/1/35	260,089	269,392
5.500%, 11/1/35	11,111,254	11,508,719
5.319%, 4/1/36(l)	2,557,301	2,663,081
5.542%, 4/1/36(l)	2,251,333	2,328,861
5.000%, 5/1/36	195,296	199,072
5.885%, 11/1/36(l)	1,088,944	1,145,135
6.500%, 11/1/36	14,576,763	15,510,872
5.676%, 1/1/37(l)	2,223,631	2,339,395

	Principal Amount	Value (Note 1)
5.423%, 6/1/37(l)	$788,037	$819,365
5.518%, 6/1/37(l)	8,051,025	8,370,424
5.573%, 6/1/37(l)	778,939	810,334
6.000%, 6/1/37	2,233,041	2,333,222
5.456%, 7/1/37(l)	1,363,976	1,418,780
5.500%, 8/1/37	835,558	863,807
5.500%, 10/1/37	4,614,062	4,769,742
6.000%, 10/1/37	10,068,571	10,520,280
6.000%, 11/1/37	616,256	643,904
5.500%, 1/1/38	699,224	722,816
5.500%, 2/1/38	2,994,734	3,095,777
5.000%, 4/1/38	388,804	396,018
5.500%, 4/1/38	19,872,270	20,542,765
6.000%, 6/1/38	234,153	244,840
5.500%, 8/1/38	13,123,303	13,565,347
6.000%, 8/1/38	189,081	197,553
6.000%, 11/1/38	565,358	590,690
4.500%, 2/1/39	4,869,199	4,853,661
5.000%, 3/1/39	1,904,015	1,939,046
5.000%, 4/1/39	4,571,008	4,655,108
4.000%, 5/1/39	3,994,358	3,860,078
4.500%, 6/1/39	23,000,000	22,924,307
4.000%, 7/15/24 TBA	7,000,000	6,995,625
6.000%, 8/15/24 TBA	1,800,000	1,897,312
6.000%, 7/15/39 TBA	117,000,000	122,082,246
5.500%, 8/15/39 TBA	2,500,000	2,571,095
Federal National Mortgage Association
4.750%, 12/15/10	2,908,000	3,076,109
2.000%, 2/11/11	500,000	503,483
2.000%, 3/2/11	500,000	503,634
1.750%, 3/23/11	4,500,000	4,542,782
2.000%, 4/1/11	2,000,000	2,014,892
1.750%, 4/15/11	500,000	501,750
2.125%, 4/15/11	250,000	252,318
1.650%, 5/11/11	1,000,000	1,000,834
6.000%, 5/15/11	2,711,000	2,946,496
1.500%, 5/20/11	2,000,000	1,998,322
1.430%, 12/8/11	250,000	249,714
2.000%, 1/9/12	5,000,000	5,049,910
2.500%, 3/19/12	2,000,000	2,014,726
2.250%, 4/9/12	250,000	251,300
2.150%, 4/13/12	500,000	500,622
4.625%, 5/1/13	1,695,000	1,720,747
4.625%, 10/15/13	3,790,000	4,091,616
5.125%, 1/2/14	772,000	786,166
3.000%, 1/13/14	2,687,000	2,662,812
2.750%, 2/5/14	1,500,000	1,500,299
3.150%, 2/18/14	250,000	247,992
3.375%, 3/10/14	250,000	250,324
2.750%, 3/13/14	3,000,000	2,993,580
2.900%, 4/7/14	250,000	246,589
4.000%, 5/1/14	3,814,465	3,876,961
3.000%, 5/12/14	500,000	496,950
2.500%, 5/15/14	5,000,000	4,915,395
7.000%, 4/1/15	39,463	41,690
4.375%, 10/15/15	2,028,000	2,143,338
4.000%, 3/10/16	2,000,000	1,992,908
7.000%, 4/1/16	54,165	57,415
3.450%, 4/8/16	500,000	481,700
6.000%, 8/1/16	160,684	169,500
4.875%, 12/15/16	2,050,000	2,216,245
5.500%, 2/1/17	234,974	248,323
5.500%, 6/1/17	76,088	80,411
5.375%, 6/12/17	1,500,000	1,673,554
5.500%, 8/1/17	66,178	69,938
5.500%, 10/1/17	60,862	64,320

See Notes to Financial Statements. 71

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 12/1/17	$4,651	$4,915
5.500%, 1/1/18	245,957	259,930
5.000%, 3/1/18	2,800,989	2,932,985
5.500%, 4/1/18	274,393	289,810
5.000%, 10/1/18	12,929	13,538
5.500%, 11/1/18	2,376,406	2,511,416
5.000%, 1/1/19	415,865	435,462
5.500%, 3/1/19	219,376	231,723
5.500%, 5/1/19	355,348	375,536
4.250%, 5/21/19	250,000	245,525
5.500%, 7/1/19	30,593	32,245
5.500%, 8/1/19	218,216	230,000
5.500%, 9/1/19	131,853	138,973
5.500%, 11/1/19	133,208	140,401
5.000%, 12/1/19	5,640,480	5,886,205
5.500%, 6/1/20	1,208,621	1,276,506
5.500%, 10/1/20	226,498	238,162
4.500%, 12/1/20	19,307,565	20,000,626
5.500%, 1/1/21	251,486	263,730
5.500%, 2/1/21	89,514	93,872
6.000%, 5/1/21	831,161	881,498
6.000%, 8/1/21	2,434,303	2,581,731
6.000%, 10/1/21	938,017	994,826
5.000%, 1/1/22	168,486	175,110
5.000%, 3/1/22	398,529	413,199
5.000%, 7/1/22	5,700,000	5,909,832
5.000%, 10/1/22	17,348	17,987
5.000%, 12/1/22	9,618,183	9,972,252
5.500%, 12/1/22	4,658,567	4,881,742
5.000%, 1/1/23	144,035	149,337
5.000%, 3/1/23	591,463	613,237
5.500%, 3/1/23	573,341	600,807
4.000%, 4/1/23	2,494,166	2,498,572
4.500%, 4/1/23	882,730	902,091
5.000%, 4/1/23	885,953	918,102
4.500%, 5/1/23	1,736,953	1,775,050
4.000%, 6/1/23	1,510,462	1,513,131
5.000%, 7/1/23	2,184,402	2,263,669
5.000%, 8/1/23	1,546,101	1,602,205
5.500%, 8/1/23	5,640,356	5,910,247
5.000%, 9/1/23	663,612	687,693
4.799%, 2/1/24(l)	3,824	3,838
4.500%, 4/1/24	9,917,122	10,133,646
4.984%, 6/1/24(l)	2,177	2,185
5.800%, 2/9/26	680,000	704,558
4.286%, 1/1/28(l)	160,909	163,679
7.125%, 1/15/30	1,586,000	2,045,647
7.000%, 4/1/32	70,027	76,761
7.000%, 5/1/32	7,118	7,792
6.500%, 6/1/32	52,580	56,492
6.500%, 8/1/32	69,330	74,509
6.500%, 9/1/32	638,863	686,391
5.500%, 11/1/32	342,767	355,993
5.500%, 12/1/32	52,459	54,483
5.000%, 1/1/33	2,284,610	2,341,421
5.500%, 1/1/33	722,975	750,870
5.500%, 2/1/33	1,562,190	1,622,194
3.705%, 3/1/33(l)	176,238	175,672
5.500%, 3/1/33	2,400,280	2,490,642
5.500%, 6/1/33	21,905,046	22,730,506
5.000%, 7/1/33	445,177	456,247
5.500%, 7/1/33	84,865	88,060
5.000%, 8/1/33	5,443,096	5,568,754
5.500%, 8/1/33	41,105,858	42,691,786
5.500%, 10/1/33	748,371	776,545
5.000%, 11/1/33	1,197,749	1,225,400

	Principal Amount	Value (Note 1)
5.500%, 11/1/33	$714,632	$741,536
5.500%, 12/1/33	316,047	327,945
5.000%, 2/1/34	1,138,966	1,164,371
5.500%, 2/1/34	1,051,313	1,090,235
6.000%, 2/1/34	2,189,199	2,305,543
5.000%, 3/1/34	3,313,652	3,390,151
5.500%, 3/1/34	5,153,896	5,344,699
5.000%, 4/1/34	1,317,854	1,347,248
5.500%, 4/1/34	8,054,553	8,349,018
5.000%, 5/1/34	2,621,429	2,679,899
5.500%, 5/1/34	5,145,710	5,338,440
5.500%, 6/1/34	1,380,635	1,431,916
5.000%, 7/1/34	1,867,228	1,910,335
5.500%, 7/1/34	1,500,404	1,556,279
5.000%, 8/1/34	2,462,870	2,524,115
5.500%, 8/1/34	355,340	368,717
6.000%, 8/1/34	1,332,998	1,403,840
5.500%, 9/1/34	13,633,048	14,137,763
6.500%, 9/1/34	329,087	352,439
5.500%, 11/1/34	25,692,283	26,643,450
5.000%, 12/1/34	2,056,868	2,104,352
5.500%, 1/1/35	41,261,789	42,789,361
5.000%, 2/1/35	774,863	792,146
5.500%, 2/1/35	26,800,686	27,807,784
6.500%, 2/1/35	780,809	833,773
5.000%, 3/1/35	618,442	632,236
6.000%, 3/1/35	15,035	15,773
4.848%, 4/1/35(l)	2,086,789	2,159,733
6.000%, 4/1/35	7,181,204	7,571,822
6.000%, 5/1/35	661,854	694,339
5.000%, 6/1/35	1,997,840	2,042,401
5.000%, 7/1/35	11,197,730	11,447,492
6.000%, 7/1/35	387,342	406,354
5.500%, 8/1/35	8,288,439	8,592,105
6.000%, 8/1/35	1,127,769	1,183,123
5.000%, 9/1/35	1,022,520	1,046,125
5.500%, 9/1/35	477,881	495,125
6.000%, 9/1/35	1,230,350	1,290,738
4.500%, 10/1/35	266,878	267,251
5.000%, 10/1/35	451,853	461,649
5.500%, 10/1/35	8,597,026	8,910,865
6.000%, 10/1/35	2,505,233	2,628,196
5.000%, 11/1/35	8,052,958	8,227,544
6.000%, 11/1/35	2,154,226	2,259,960
5.500%, 12/1/35	4,748,267	4,924,055
6.000%, 12/1/35	27,458	28,805
6.500%, 12/1/35	768,668	820,808
5.279%, 1/1/36(l)	2,724,611	2,823,302
6.000%, 1/1/36	659,342	691,704
5.000%, 2/1/36	9,335,563	9,537,955
5.500%, 2/1/36	836,458	865,203
6.000%, 2/1/36	9,333,585	9,778,218
6.000%, 3/1/36	14,489,030	15,200,153
5.500%, 4/1/36	2,440,054	2,523,908
6.000%, 4/1/36	72,496	75,941
6.000%, 5/1/36	2,283,750	2,392,273
5.500%, 6/1/36	450,637	467,320
6.000%, 6/1/36	3,865,916	4,049,623
6.500%, 6/1/36	22,372	23,865
5.000%, 7/1/36	22,351,948	22,805,099
5.500%, 7/1/36	4,903,548	5,085,085
6.000%, 7/1/36	3,837,820	4,020,192
6.500%, 7/1/36	39,813	42,470
6.000%, 8/1/36	9,210,817	9,648,511
6.500%, 8/1/36	3,399,148	3,632,684
5.500%, 9/1/36	27,333,837	28,362,859

See Notes to Financial Statements. 72

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 9/1/36	$10,472,220	$10,969,856
6.000%, 10/1/36	6,214,816	6,510,142
6.500%, 10/1/36	2,371,135	2,529,381
6.000%, 11/1/36	1,811,301	1,897,374
5.500%, 12/1/36	2,571,142	2,659,500
6.000%, 12/1/36	4,135,668	4,332,193
6.500%, 12/1/36	2,178,547	2,323,939
5.500%, 1/1/37	881,333	911,621
6.000%, 1/1/37	1,318,424	1,381,076
5.000%, 2/1/37	486,767	496,407
5.500%, 2/1/37	397,638	411,091
6.000%, 2/1/37	2,920,688	3,057,484
5.500%, 3/1/37	5,021,164	5,192,169
6.500%, 3/1/37	389,180	415,032
5.500%, 4/1/37	2,226,487	2,301,609
5.566%, 4/1/37(l)	2,416,672	2,533,190
6.000%, 4/1/37	8,116,888	8,494,988
7.000%, 4/1/37	2,489,896	2,708,069
5.500%, 5/1/37	285,258	294,883
6.500%, 5/1/37	441,273	470,585
5.500%, 6/1/37	3,420,766	3,536,184
6.000%, 6/1/37	254,446	266,298
5.000%, 7/1/37	1,754,805	1,789,558
5.500%, 7/1/37	1,634,175	1,689,313
6.000%, 7/1/37	18,962,043	19,845,333
5.625%, 7/15/37	695,000	731,918
5.500%, 8/1/37	13,067,597	13,546,221
6.000%, 8/1/37	59,042	61,848
5.000%, 9/1/37	253,277	258,294
5.821%, 9/1/37(l)	8,368,551	8,830,712
6.000%, 9/1/37	27,189,168	28,455,695
6.500%, 9/1/37	747,511	797,165
5.500%, 10/1/37	652,112	674,522
6.500%, 10/1/37	2,574,700	2,746,276
5.000%, 11/1/37	162,762	165,986
5.500%, 11/1/37	2,189,776	2,263,659
6.000%, 11/1/37	3,126,962	3,272,622
7.500%, 11/1/37	782,258	849,344
5.500%, 12/1/37	5,072,116	5,244,311
6.500%, 12/1/37	4,957,780	5,287,104
5.000%, 1/1/38	1,100,747	1,122,485
5.500%, 1/1/38	39,686,309	41,025,333
5.000%, 2/1/38	24,459,631	24,976,089
5.500%, 2/1/38	17,127,441	17,705,188
6.000%, 2/1/38	13,934,408	14,581,457
5.000%, 3/1/38	4,357,746	4,443,910
6.000%, 3/1/38	1,640,742	1,716,823
6.500%, 3/1/38	646,216	689,106
4.500%, 4/1/38	951,881	951,223
5.500%, 4/1/38	1,776,629	1,836,479
5.500%, 5/1/38	8,026,336	8,296,695
6.000%, 5/1/38	12,359,488	12,935,218
5.000%, 6/1/38	580,570	592,035
5.500%, 6/1/38	48,940,259	50,606,279
6.000%, 6/1/38	1,579,945	1,653,206
5.500%, 7/1/38	32,842,533	33,948,800
6.000%, 7/1/38	651,833	682,059
5.500%, 8/1/38	214,673	221,911
6.000%, 8/1/38	2,277,971	2,383,599
5.500%, 9/1/38	21,018,867	21,727,080
6.500%, 9/1/38	515,112	549,300
5.500%, 10/1/38	4,084,317	4,221,893
5.500%, 11/1/38	33,556,406	34,686,720
6.500%, 11/1/38	3,145,786	3,354,570
5.500%, 12/1/38	16,020,066	16,559,685
4.500%, 1/1/39	917,434	916,800

	Principal Amount	Value (Note 1)
5.424%, 1/1/39(l)	$14,416,873	$15,144,055
5.500%, 1/1/39	806,169	833,324
4.000%, 2/1/39	2,999,998	2,907,881
4.500%, 2/1/39	931,348	930,612
5.000%, 2/1/39	794,579	810,191
4.500%, 3/1/39	2,770,120	2,767,929
5.000%, 3/1/39	495,662	505,401
4.500%, 4/1/39	111,084	110,995
4.500%, 5/1/39	998,322	997,532
4.000%, 6/1/39	3,000,000	2,907,882
4.500%, 6/1/39	555,000	554,502
4.500%, 7/1/39	2,945,000	2,942,670
4.478%, 12/1/40(l)	107,036	109,314
4.000%, 7/25/24 TBA	1,800,000	1,800,000
4.500%, 7/25/24 TBA	2,000,000	2,040,000
4.000%, 7/25/39 TBA	6,800,000	6,593,875
4.500%, 7/25/39 TBA	20,555,000	20,510,026
5.000%, 7/25/39 TBA	5,500,000	5,599,688
5.500%, 7/25/39 TBA	137,000,000	141,409,751
6.000%, 7/25/39 TBA	208,800,000	218,196,000
6.500%, 7/25/39 TBA	19,800,000	21,087,000
5.500%, 8/25/39 TBA	3,600,000	3,702,377
6.500%, 8/25/39 TBA	31,700,000	33,621,812
Government National Mortgage Association
4.625%, 7/20/27(l)	7,547	7,723
6.000%, 1/15/29	24,268	25,530
6.000%, 6/15/29	14,007	14,735
7.000%, 10/15/31	5,372	5,871
6.000%, 12/15/31	27,612	29,047
7.000%, 2/15/32	25,409	27,580
7.000%, 4/15/32	20,221	21,950
6.500%, 5/15/32	333,317	358,329
7.000%, 5/15/32	20,727	22,650
6.000%, 7/15/32	27,249	28,640
6.000%, 8/15/32	26,119	27,453
6.000%, 1/15/33	18,820	19,769
6.500%, 1/15/33	286,470	308,558
6.000%, 2/15/33	45,200	47,479
6.500%, 2/15/33	349,856	377,440
7.000%, 2/15/33	18,672	20,179
5.500%, 4/15/33	77,534	80,281
6.500%, 6/15/34	361,515	389,713
6.500%, 8/15/34	2,858,133	3,042,609
6.000%, 9/15/34	578,221	605,935
6.000%, 12/15/34	79,011	82,799
6.000%, 1/15/35	196,767	205,644
6.000%, 2/15/35	90,143	94,210
6.000%, 3/15/35	402,926	421,105
6.000%, 5/15/35	40,419	42,242
6.000%, 7/15/35	233,867	245,615
6.000%, 9/15/35	30,662	32,045
6.000%, 10/15/35	85,235	89,081
6.000%, 12/15/35	124,333	129,943
6.500%, 12/15/35	3,292,532	3,501,714
6.000%, 1/15/36	99,473	103,775
6.000%, 2/15/36	84,106	87,742
6.000%, 3/15/36	68,561	71,526
6.000%, 4/15/36	147,380	153,753
6.000%, 5/15/36	729,501	761,046
6.000%, 6/15/36	785,365	819,326
6.000%, 7/15/36	2,094,548	2,185,120
6.000%, 8/15/36	2,338,931	2,439,447
6.000%, 9/15/36	1,355,975	1,414,610
6.000%, 10/15/36	2,290,597	2,389,650
6.000%, 11/15/36	63,673	66,426
6.000%, 2/15/37	778,395	811,932

See Notes to Financial Statements. 73

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 6/15/37	$46,060	$48,045
6.000%, 11/15/37	44,146	46,048
6.000%, 2/15/38	470,947	491,164
6.000%, 4/15/38	4,325,804	4,504,055
6.000%, 5/15/38	21,133	22,040
6.000%, 6/15/38	487,371	508,293
6.000%, 8/15/38	74,054	77,233
6.000%, 9/15/38	437,472	455,478
6.000%, 10/15/38	2,204,325	2,298,957
6.000%, 11/15/38	352,096	367,212
6.000%, 12/15/38	4,032,670	4,205,791
6.500%, 12/15/38	1,280,425	1,359,701
5.500%, 1/15/39	24,660,866	25,510,510
6.000%, 1/15/39	360,032	375,488
5.000%, 2/15/39	11,346,588	11,593,021
4.500%, 4/15/39	7,000,676	7,002,590
4.500%, 7/15/39 TBA	3,000,000	2,994,375
5.000%, 7/15/39 TBA	6,000,000	6,116,250
6.000%, 7/15/39 TBA	15,600,000	16,243,531
5.000%, 8/15/39 TBA	7,300,000	7,411,778
Resolution Funding Corp.
0.000%, 7/15/18 STRIPS	75,000	51,102
0.000%, 10/15/18 STRIPS	75,000	50,436
Small Business Administration
Series P10A
4.504%, 2/1/14	375,028	382,804
Small Business Administration Participation Certificates
4.524%, 2/10/13	83,827	85,805
U.S. Department of Housing and Urban Development
5.380%, 8/1/18	1,660,000	1,741,896

		2,221,128,159

U.S. Treasuries (16.4%)
U.S. Treasury Bonds
11.250%, 2/15/15	2,716,000	3,914,647
9.250%, 2/15/16	3,684,000	5,043,624
7.250%, 5/15/16	2,734,000	3,426,684
7.500%, 11/15/16	4,095,000	5,223,365
8.875%, 8/15/17	4,107,000	5,676,966
8.500%, 2/15/20	6,627,000	9,319,219
8.750%, 8/15/20	6,585,000	9,433,013
7.875%, 2/15/21	1,500,000	2,036,484
8.000%, 11/15/21	9,575,000	13,210,513
7.250%, 8/15/22	2,000,000	2,627,500
7.625%, 11/15/22	1,000,000	1,355,938
7.125%, 2/15/23	500,000	653,360
6.750%, 8/15/26	1,755,000	2,283,968
6.625%, 2/15/27	4,823,000	6,217,903
6.375%, 8/15/27	1,634,000	2,062,415
6.125%, 11/15/27	2,258,000	2,782,280
6.125%, 8/15/29	7,088,000	8,826,771
6.250%, 5/15/30	1,000,000	1,267,812
5.375%, 2/15/31	2,770,000	3,179,439
4.750%, 2/15/37	3,581,000	3,837,264
5.000%, 5/15/37	2,293,000	2,551,678
4.375%, 2/15/38	5,204,000	5,255,228
3.500%, 2/15/39	4,000,000	3,458,760
4.250%, 5/15/39	3,500,000	3,464,440
U.S. Treasury Notes
2.375%, 8/31/10	27,103,000	27,665,170
1.500%, 10/31/10	13,554,000	13,704,368
0.875%, 12/31/10	10,847,000	10,861,828
0.875%, 1/31/11	10,000,000	10,005,500
0.875%, 2/28/11	7,000,000	6,995,100
4.500%, 2/28/11	2,711,000	2,873,977

	Principal Amount	Value (Note 1)
0.875%, 3/31/11	$2,000,000	$1,997,266
0.875%, 4/30/11	1,945,000	1,939,301
0.875%, 5/31/11	15,000,000	14,946,150
1.125%, 6/30/11	34,410,000	34,412,753
5.125%, 6/30/11	6,774,000	7,306,924
4.500%, 9/30/11	2,710,000	2,904,358
4.500%, 11/30/11	2,710,000	2,917,697
4.625%, 12/31/11	14,980,000	16,190,099
4.625%, 2/29/12	2,000,000	2,167,344
1.375%, 3/15/12	5,000,000	4,990,235
4.500%, 3/31/12	10,840,000	11,727,525
4.500%, 4/30/12	6,778,000	7,335,070
4.750%, 5/31/12	5,000,000	5,451,560
4.125%, 8/31/12	5,420,000	5,821,416
4.250%, 9/30/12	3,000,000	3,236,952
3.625%, 12/31/12	6,780,000	7,187,858
3.125%, 4/30/13	9,487,000	9,857,581
3.375%, 6/30/13	9,490,000	9,940,775
3.375%, 7/31/13	10,563,000	11,068,873
2.750%, 10/31/13	5,848,000	5,956,282
4.250%, 11/15/13	5,000,000	5,403,125
2.000%, 11/30/13	8,139,000	8,019,454
1.500%, 12/31/13	3,782,000	3,642,834
2.000%, 1/15/14 TIPS	25,000,000	29,509,660
1.750%, 1/31/14	4,000,000	3,887,520
4.000%, 2/15/14	2,000,000	2,140,156
1.875%, 2/28/14	1,500,000	1,461,210
1.750%, 3/31/14	5,000,000	4,835,940
2.250%, 5/31/14	5,000,000	4,932,800
2.625%, 6/30/14	37,620,000	37,737,751
4.000%, 2/15/15	9,082,000	9,648,917
4.125%, 5/15/15	5,000,000	5,332,810
1.875%, 7/15/15 TIPS	4,500,000	4,987,311
2.375%, 3/31/16	5,000,000	4,764,455
5.125%, 5/15/16	4,087,000	4,583,824
3.250%, 5/31/16	3,000,000	3,013,125
4.875%, 8/15/16	10,810,000	11,950,963
4.625%, 2/15/17	5,458,000	5,938,561
4.750%, 8/15/17	8,186,000	8,973,902
4.250%, 11/15/17	6,650,000	7,053,156
3.875%, 5/15/18	7,432,000	7,657,866
4.000%, 8/15/18	5,000,000	5,186,330
3.750%, 11/15/18	12,000,000	12,207,240
3.125%, 5/15/19	32,785,000	31,709,324

		571,149,467

Total Government Securities		2,946,186,371

Total Long-Term Debt Securities (120.4%) (Cost $4,206,195,596)		4,182,489,233

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.1%)
Commercial Banks (0.1%)
Wells Fargo & Co.
7.500%	5,000	3,924,850

Total Convertible Preferred Stocks (0.1%) (Cost $5,000,000)		3,924,850

See Notes to Financial Statements. 74

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.0%)
U.S. Treasury Bills
0.00%, 7/2/09 (p)	$873,000	$872,999

Short-Term Investments of Cash Collateral for Securities Loaned (0.2%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	$320,000	315,753
Deutsche Bank Securities, Inc., Repurchase Agreement
0.09%, 7/1/09 (r)(u)	3,010,283	3,010,283
General Electric Capital Corp.
0.40%, 3/12/10 (l)	60,000	58,997
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	359,998	53,099
Monumental Global Funding II
0.43%, 5/26/10 (l)	670,000	644,875
Pricoa Global Funding I
0.40%, 6/25/10 (l)	429,957	396,250

Total Short-Term Investments of Cash Collateral for Securities Loaned		4,479,257

Time Deposit (1.6%)
JPMorgan Chase Nassau
0.000%, 7/1/09	55,870,923	55,870,923

Total Short-Term Investments (1.8%) (Cost/Amortized Cost $61,594,159)		61,223,179

Total Investments Before Options Written and Securities Sold Short (122.3%) (Cost/Amortized Cost $4,272,789,755)		4,247,637,262

	Number of Contracts	Value (Note 1)
OPTION WRITTEN:
Put Option Written (0.0%)
90 Day EURODollar Futures September 2009 @ $98.63*	(262)	(13,100)

Total Options Written (0.0%) (Premiums Received $49,570)		(13,100)

Total Investments Before Securities Sold Short (122.3%) (Cost/Amortized Cost $4,272,740,185)		4,247,624,162

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agencies (-1.7%)
Federal Home Loan Mortgage Corp.
5.000%, 7/15/24 TBA	$(3,200,000)	$(3,308,000)
5.000%, 7/15/39 TBA	(6,800,000)	(6,914,750)
5.500%, 7/15/39 TBA	(2,000,000)	(2,064,376)
Federal National Mortgage Association
4.500%, 7/25/24 TBA	(16,600,000)	(16,932,000)
5.000%, 7/25/24 TBA	(4,200,000)	(4,345,690)
5.500%, 7/25/24 TBA	(1,400,000)	(1,464,750)
5.000%, 7/25/39 TBA	(1,700,000)	(1,730,812)
6.000%, 8/25/39 TBA	(20,200,000)	(21,039,552)
Government National Mortgage Association
6.000%, 7/15/39 TBA	(2,400,000)	(2,499,749)

	Principal Amount	Value (Note 1)
Total Securities Sold Short (-1.7%) (Proceeds Received $60,215,591)		$(60,299,679)

Total Investments after Options Written and Securities Sold Short (120.6%) (Cost/Amortized Cost $4,212,524,594)		4,187,324,483
Other Assets Less Liabilities (-20.6%)		(715,242,416)

Net Assets (100%)		$3,472,082,067

See Notes to Financial Statements. 75

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $180,557,227 or 5.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2009. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/ or agency obligations based on market prices at the date of this portfolio of investments.
(s)	Issuer in bankruptcy.
(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% –5.500%, maturing 4/15/23 – 7/19/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 – 7/25/38.

Glossary:
ABS	— Asset-Backed Security
CMO	— Collateralized Mortgage Obligation
EUR	— European Currency Unit
IO	— Interest Only
JPY	— Japanese Yen
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TBA	— Security is subject to delayed delivery.
TIPS	— Treasury Inflation Protected Security

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
90 Day EURODollar	410	June-11	$139,850,498	$139,773,134	$(77,364)
90 Day EURODollar	365	September-11	124,263,498	124,163,360	(100,138)
90 Day EURODollar	317	December-11	107,715,335	107,618,234	(97,101)
90 Day EURODollar	197	March-12	66,871,324	66,796,562	(74,762)
EURODollar	985	June-10	243,221,126	242,445,438	(775,688)
EURODollar	1,477	June-11	359,919,063	358,246,350	(1,672,713)
U.S. 10 Year Treasury Notes	418	September-09	48,297,834	48,599,031	301,197
UK Long Gilt	208	September-09	40,161,423	40,407,165	245,742

					$(2,250,827)

Sales
U.S. 5 Year Treasury Notes	203	September-09	$23,256,029	$23,287,906	$(31,877)

					$(2,282,704)

See Notes to Financial Statements. 76

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 7/2/09	96	155	$157,939	$155,125	$2,814
British Pound vs. U.S. Dollar, expiring 7/2/09	193	312	317,523	311,764	5,759
British Pound vs. U.S. Dollar, expiring 7/2/09	193	310	317,524	309,529	7,995

					$16,568

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 7/2/09	19	12	$19,174	$19,742	$(568)
British Pound vs. U.S. Dollar, expiring 7/2/09	156	96	156,084	157,939	(1,855)
British Pound vs. U.S. Dollar, expiring 7/2/09	348	211	348,311	347,137	1,174
British Pound vs. U.S. Dollar, expiring 7/2/09	181	109	180,929	179,327	1,602
British Pound vs. U.S. Dollar, expiring 7/2/09	307	193	307,031	317,524	(10,493)
British Pound vs. U.S. Dollar, expiring 7/2/09	308	193	308,085	317,524	(9,439)
British Pound vs. U.S. Dollar, expiring 7/2/09	270	163	270,400	268,168	2,232
British Pound vs. U.S. Dollar, expiring 7/2/09	318	193	318,075	317,524	551
British Pound vs. U.S. Dollar, expiring 8/6/09	1,132	688	1,132,133	1,131,886	247
European Union vs. U.S. Dollar, expiring 7/27/09	11,615	8,218	11,615,485	11,528,621	86,864

					$70,315

					$86,883

Options Written:

Options written through the six months ended June 30, 2009 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2009	108	$19,374
Options Written	778	200,992
Options Terminated in Closing Purchase Transactions	(118)	(62,393)
Options Expired	(506)	(108,403)
Options Exercised	—	—

Options Outstanding – June 30, 2009	262	$49,570

See Notes to Financial Statements. 77

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$–	$85,180,470	$–	$85,180,470
Non-Agency CMO	–	154,987,549	–	154,987,549
Convertible Preferred Stocks
Financials	3,924,850	–	–	3,924,850
Corporate Bonds
Consumer Discretionary	–	35,462,458	–	35,462,458
Consumer Staples	–	31,813,915	–	31,813,915
Energy	–	41,579,746	–	41,579,746
Financials	–	663,707,094	–	663,707,094
Health Care	–	44,751,625	–	44,751,625
Industrials	–	36,948,963	–	36,948,963
Information Technology	–	11,023,686	–	11,023,686
Materials	–	14,425,969	–	14,425,969
Telecommunication Services	–	73,541,591	–	73,541,591
Utilities	–	42,879,796	–	42,879,796
Forward Currency Contracts	–	109,238	–	109,238
Futures	546,939	–	–	546,939
Government Securities
Agency ABS	–	16,564,902	–	16,564,902
Agency CMO	–	22,694,993	–	22,694,993
Foreign Governments	–	41,333,407	–	41,333,407
Municipal Bonds	–	48,572,221	–	48,572,221
Supranational	–	24,743,222	–	24,743,222
U.S. Government Agencies	–	2,221,128,159	–	2,221,128,159
U.S. Treasuries	–	571,149,467	–	571,149,467
Short-Term Investments	–	61,223,179	–	61,223,179
Total Asset	$4,471,789	$4,243,821,650	$–	$4,248,293,439
Liability:
Forward Currency Contracts	$–	$(22,355)	$–	$(22,355)
Futures	(2,829,643)	–	–	(2,829,643)
Government Securities
U.S. Government Agencies	–	(60,299,679)	–	(60,299,679)
Total Liability	$(2,842,743)	$(60,322,034)	$–	$(63,164,777)
Total	$1,629,046	$4,183,499,616	$–	$4,185,128,662

See Notes to Financial Statements. 78

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Government	Other Investments*
Balance as of 12/31/08	$3,201,768	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(3,201,768)	—

Balance as of 6/30/09	$—	$—

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$3,177,386	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(3,177,386)	—

Balance as of 6/30/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$583,409	*
Foreign exchange contracts	Receivables	109,238
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$692,647

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(2,829,643	)*
Foreign exchange contracts	Payables	(22,355)
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(2,851,998)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements. 79

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$652,500	$53,463,672	$–	$–	$54,116,172
Foreign exchange contracts	–	(9,481)	(276,458)	–	(285,939)
Credit contracts	–	–	–	–	–
Equity contracts	–	10,082	–	–	10,082
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$652,500	$53,464,273	$(276,458)	$–	$53,840,315

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$32,621	$(43,981,505)	$–	$–	$(43,948,884)
Foreign exchange contracts	–	–	189,885	–	189,885
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$32,621	$(43,981,505)	$189,885	$–	$(43,758,999)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$10,293,121,994
Long-term U.S. Treasury securities	2,167,976,161

$12,461,098,155

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$11,183,832,178
Long-term U.S. Treasury securities	1,666,912,763

$12,850,744,941

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$67,896,569
Aggregate gross unrealized depreciation	(97,427,404)

Net unrealized depreciation	$(29,530,835)

Federal income tax cost of investments	$4,277,168,097

At June 30, 2009, the Portfolio had loaned securities with a total value of $4,159,510. This was secured by collateral of $4,850,238 which was received as cash and subsequently invested in short-term investments currently valued at $4,479,257, as reported in the portfolio of investments.

See Notes to Financial Statements. 80

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MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.7%)
Food & Staples Retailing (0.7%)
CVS Caremark Corp.	17,636	$562,059
Drogasil S.A.	33,420	319,618
Walgreen Co.	53,355	1,568,637

Total Consumer Staples		2,450,314

Financials (0.1%)
Insurance (0.1%)
Amil Participacoes S.A.	47,810	230,327

Total Financials		230,327

Health Care (98.7%)
Biotechnology (18.2%)
3SBio, Inc. (ADR)*	49,742	409,874
Alexion Pharmaceuticals, Inc.*	19,055	783,542
Alkermes, Inc.*^	12,600	136,332
Amgen, Inc.*	301,817	15,978,192
Amylin Pharmaceuticals, Inc.*^	111,841	1,509,854
Anadys Pharmaceuticals, Inc.*^	91,875	170,887
Array BioPharma, Inc.*^	23,196	72,835
Biogen Idec, Inc.*	46,599	2,103,945
BioMarin Pharmaceutical, Inc.*^	47,661	743,988
Celera Corp.*^	148,080	1,129,850
Celgene Corp.*	80,690	3,860,210
Cephalon, Inc.*^	32,140	1,820,731
Cougar Biotechnology, Inc.*	8,980	385,781
CSL Ltd.	18,908	488,694
Cubist Pharmaceuticals, Inc.*	7,700	141,141
Cytokinetics, Inc.*^	174,420	493,609
Dendreon Corp.*^	18,923	470,237
Genzyme Corp.*	91,710	5,105,496
Gilead Sciences, Inc.*	265,768	12,448,573
Halozyme Therapeutics, Inc.*	21,385	149,053
Human Genome Sciences, Inc.*^	155,630	445,102
Incyte Corp.*^	229,648	755,542
Isis Pharmaceuticals, Inc.*^	13,000	214,500
Keryx Biopharmaceuticals, Inc.*^	113,755	102,618
Ligand Pharmaceuticals, Inc., Class B*	170,900	488,774
Medarex, Inc.*	17,100	142,785
Myriad Genetics, Inc.*	18,145	646,869
Myriad Pharmaceuticals, Inc.*	4,575	21,274
Onyx Pharmaceuticals, Inc.*	13,913	393,181
OSI Pharmaceuticals, Inc.*^	30,181	852,010
Pharmasset, Inc.*^	4,970	55,913
Progenics Pharmaceuticals, Inc.*^	102,220	526,433
Regeneron Pharmaceuticals, Inc.*	55,369	992,212
Rigel Pharmaceuticals, Inc.*	11,450	138,774
Seattle Genetics, Inc.*^	69,820	678,650
United Therapeutics Corp.*^	12,243	1,020,209
Vertex Pharmaceuticals, Inc.*	76,600	2,730,024

		58,607,694

Health Care Distributors (3.4%)
AmerisourceBergen Corp.^	122,590	2,174,747
Animal Health International, Inc.*	10,807	16,751
Cardinal Health, Inc.	101,300	3,094,715
Henry Schein, Inc.*	20,730	994,003
McKesson Corp.	91,470	4,024,680

	Number of Shares	Value (Note 1)
Owens & Minor, Inc.^	5,500	$241,010
Patterson Cos., Inc.*^	12,200	264,740
PSS World Medical, Inc.*^	7,900	146,229

		10,956,875

Health Care Equipment (18.4%)
American Medical Systems Holdings, Inc.*	9,800	154,840
Baxter International, Inc.	163,813	8,675,536
Beckman Coulter, Inc.	38,000	2,171,320
Becton, Dickinson & Co.	63,510	4,528,898
Boston Scientific Corp.*	240,990	2,443,639
C.R. Bard, Inc.^	13,200	982,740
China Medical Technologies, Inc. (ADR)^	52,780	1,050,850
Covidien plc	107,887	4,039,289
DexCom, Inc.*	17,405	107,737
DiaSorin S.p.A.	22,967	571,651
Edwards Lifesciences Corp.*^	13,930	947,658
EnteroMedics, Inc.*^	63,943	212,930
Gen-Probe, Inc.*^	6,900	296,562
Hill-Rom Holdings, Inc.^	8,300	134,626
Hologic, Inc.*^	54,656	777,755
Hospira, Inc.*	85,355	3,287,875
Idexx Laboratories, Inc.*	7,800	360,360
Insulet Corp.*^	13,837	106,545
Intuitive Surgical, Inc.*^	6,325	1,035,149
Kinetic Concepts, Inc.*	7,300	198,925
Masimo Corp.*^	10,460	252,191
Medtronic, Inc.	323,535	11,288,136
Nobel Biocare Holding AG (Registered)	6,793	148,916
NuVasive, Inc.*^	12,615	562,629
ResMed, Inc.*	17,338	706,177
St. Jude Medical, Inc.*	124,175	5,103,593
STERIS Corp.^	7,800	203,424
Stryker Corp.^	31,700	1,259,758
Symmetry Medical, Inc.*	52,400	488,368
Synthes, Inc.	8,684	840,617
Teleflex, Inc.	5,300	237,599
Thoratec Corp.*^	13,640	365,279
Varian Medical Systems, Inc.*^	39,292	1,380,721
Volcano Corp.*^	150,475	2,103,641
Wright Medical Group, Inc.*^	23,986	390,012
Zimmer Holdings, Inc.*	41,989	1,788,731

		59,204,677

Health Care Facilities (1.0%)
Assisted Living Concepts, Inc., Class A*	8,716	126,818
Brookdale Senior Living, Inc.	4,900	47,726
Community Health Systems, Inc.*^	20,400	515,100
Health Management Associates, Inc., Class A*	75,420	372,575
HealthSouth Corp.*^	11,700	168,948
LifePoint Hospitals, Inc.*	7,100	186,375
Psychiatric Solutions, Inc.*^	7,500	170,550
Rhoen-Klinikum AG	36,818	814,123
Tenet Healthcare Corp.*	55,500	156,510
Universal Health Services, Inc., Class B	6,500	317,525
VCA Antech, Inc.*^	11,300	301,710

		3,177,960

Health Care Services (5.3%)
Amedisys, Inc.*^	3,600	118,872

See Notes to Financial Statements. 81

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MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Chemed Corp.^	3,000	$118,440
DaVita, Inc.*^	38,416	1,900,055
Express Scripts, Inc.*	76,221	5,240,194
Fresenius Medical Care AG & Co. KGaA (ADR)^	18,400	828,000
Laboratory Corp. of America Holdings*^	14,400	976,176
Lincare Holdings, Inc.*^	9,100	214,032
Medco Health Solutions, Inc.*	115,448	5,265,583
MEDNAX, Inc.*^	6,100	256,993
Omnicare, Inc.^	29,918	770,688
Quest Diagnostics, Inc.	27,937	1,576,485

		17,265,518

Health Care Supplies (1.5%)
Alcon, Inc.	14,026	1,628,699
Cooper Cos., Inc.^	6,000	148,380
DENTSPLY International, Inc.^	33,547	1,023,854
Haemonetics Corp.*^	3,400	193,800
Immucor, Inc.*	28,179	387,743
Inverness Medical Innovations, Inc.*^	36,215	1,288,530
West Pharmaceutical Services, Inc.^	4,400	153,340

		4,824,346

Health Care Technology (0.7%)
Allscripts-Misys Healthcare Solutions, Inc.^	25,720	407,919
Cerner Corp.*	9,000	560,610
Eclipsys Corp.*	11,580	205,892
HLTH Corp.*^	13,800	180,780
IMS Health, Inc.	24,200	307,340
Medidata Solutions, Inc.*	20,149	330,041
Quality Systems, Inc.	2,400	136,704

		2,129,286

Life Sciences Tools & Services (4.4%)
AMAG Pharmaceuticals, Inc.*^	5,555	303,692
Bio-Rad Laboratories, Inc., Class A*	2,500	188,700
Bruker Corp.*^	6,400	59,264
Charles River Laboratories International, Inc.*	8,800	297,000
Covance, Inc.*^	8,500	418,200
ICON plc (ADR)*^	22,740	490,729
Illumina, Inc.*	28,275	1,101,028
Life Technologies Corp.*	61,055	2,547,215
MDS, Inc.*^	12,800	68,352
Mettler-Toledo International, Inc.*	8,265	637,645
Millipore Corp.*	7,400	519,554
PAREXEL International Corp.*	40,700	585,266
PerkinElmer, Inc.^	15,500	269,700
Pharmaceutical Product Development, Inc.	38,159	886,052
Techne Corp.^	4,900	312,669
Thermo Fisher Scientific, Inc.*^	113,870	4,642,480
Varian, Inc.*	3,800	149,834
Waters Corp.*^	12,800	658,816

		14,136,196

Managed Health Care (7.1%)
Aetna, Inc.^	97,642	2,445,932
AMERIGROUP Corp.*^	17,006	456,611
CIGNA Corp.	59,095	1,423,599
Coventry Health Care, Inc.*	66,700	1,247,957
Health Net, Inc.*	57,078	887,563
Humana, Inc.*	36,680	1,183,297
Magellan Health Services, Inc.*^	4,700	154,254

	Number of Shares	Value (Note 1)
UnitedHealth Group, Inc.	310,122	$7,746,848
Universal American Corp.*^	7,100	61,912
WellPoint, Inc.*	143,859	7,320,984

		22,928,957

Pharmaceuticals (38.7%)
Abbott Laboratories, Inc.	272,296	12,808,804
Allergan, Inc.	61,344	2,918,747
ARYx Therapeutics, Inc.*^	19,708	81,394
AstraZeneca plc (ADR)^	24,940	1,100,852
Auxilium Pharmaceuticals, Inc.*^	6,407	201,052
Bayer AG	6,560	352,246
BioMimetic Therapeutics, Inc.*^	15,285	141,233
Biovail Corp.	17,200	231,340
Bristol-Myers Squibb Co.	263,000	5,341,530
Cadence Pharmaceuticals, Inc.*^	21,033	210,120
Daiichi Sankyo Co., Ltd.	99,200	1,775,061
EastPharma Ltd. (ADR)*§†	26,185	72,336
Eisai Co., Ltd.	48,580	1,728,532
Elan Corp. plc (ADR)*	182,280	1,161,124
Eli Lilly & Co.	170,181	5,895,070
Endo Pharmaceuticals Holdings, Inc.*	15,600	279,552
Forest Laboratories, Inc.*	119,400	2,998,134
Hikma Pharmaceuticals plc	32,987	255,241
Ipsen S.A.	16,471	720,071
Johnson & Johnson	343,935	19,535,508
King Pharmaceuticals, Inc.*	81,900	788,697
Medicines Co.*	60,480	507,427
Medicis Pharmaceutical Corp., Class A^	7,600	124,032
Merck & Co., Inc.	420,400	11,754,384
Merck KGaA	3,601	367,123
Mylan, Inc.*^	40,600	529,830
Novartis AG (ADR)	14,953	609,933
Perrigo Co.	10,300	286,134
Pfizer, Inc.	1,157,900	17,368,500
Pharmstandard OJSC (GDR), Class S*§†	5,390	73,250
Roche Holding AG	17,491	2,379,629
Sanofi-Aventis S.A. (ADR)	23,819	702,422
Schering-Plough Corp.	398,160	10,001,779
Sepracor, Inc.*	14,500	251,140
Shionogi & Co., Ltd.	132,600	2,561,554
Shire plc (ADR)	28,728	1,191,637
Teva Pharmaceutical Industries Ltd. (ADR)	87,288	4,306,790
UCB S.A.	30,555	979,472
Valeant Pharmaceuticals International*^	10,900	280,348
Watson Pharmaceuticals, Inc.*	27,850	938,266
Wyeth	240,133	10,899,637
XenoPort, Inc.*	4,887	113,232

		124,823,163

Total Health Care		318,054,672

Total Common Stocks (99.5%) (Cost $333,624,577)		320,735,313
	Number of Warrants	Value (Note 1)
WARRANT:
Health Care (0.0%)
Biotechnology (0.0%)
Cytokinetics, Inc., expiring 11/21/11* (Cost $—)(b)†	20,450	1,636

See Notes to Financial Statements. 82

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MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.7%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	$830,000	$818,985
Deutsche Bank Securities, Inc., Repurchase Agreement
0.09%, 7/1/09 (r)(u)	4,890,054	4,890,054
General Electric Capital Corp.
0.40%, 3/12/10 (l)	150,000	147,492
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	939,994	138,649
Monumental Global Funding II
0.43%, 5/26/10 (l)	1,770,000	1,703,625
Pricoa Global Funding I
0.40%, 6/25/10 (l)	1,129,887	1,041,307

Total Short-Term Investments of Cash Collateral for Securities Loaned		8,740,112

Time Deposit (1.1%)
JPMorgan Chase Nassau
0.000%, 7/1/09	3,445,591	3,445,591

Total Short-Term Investments (3.8%) (Cost/Amortized Cost $13,155,525)		12,185,703

	Number of Contracts (c)	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Baxter International, Inc. August 2009 @ $–*	255	107,100
Boston Scientific Corp. August 2009 @ $–*	124	37,200

Total Options Purchased (0.0%) (Cost $72,713)		144,300

Total Investments (103.3%) (Cost/Amortized Cost $346,852,815)		333,066,952
Other Assets Less Liabilities (-3.3%)		(10,705,694)

Net Assets (100%)		$322,361,258

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $147,222 or 0.0% of net assets) at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $145,586 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(c)	One contract relates to 100 shares.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(s)	Issuer in bankruptcy.
(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% –5.500%, maturing 4/15/23 – 7/19/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 – 7/25/38.

Glossary:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

At June 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
European Union vs. U.S. Dollar, expiring 8/11/09	82	113	$115,034	$113,461	$1,573

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 8/11/09	249	166	$248,936	$272,275	$(23,339)
European Union vs. U.S. Dollar, expiring 8/11/09	638	476	638,245	667,757	(29,512)
Swiss Franc vs. U.S. Dollar, expiring 8/11/09	116	126	116,045	116,020	25
Swiss Franc vs. U.S. Dollar, expiring 8/11/09	552	622	552,039	572,735	(20,696)

					$(73,522)

					$(71,949)

See Notes to Financial Statements. 83

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MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Options Written:

Options written through the six months ended June 30, 2009 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2009	—	$—
Options Written	760	175,200
Options Terminated in Closing Purchase Transactions	(760)	(175,200)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – June 30, 2009	—	$—

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Staples	$2,450,314	$–	$–	$2,450,314
Financials	230,327	–	–	230,327
Health Care	303,926,156	13,982,930	145,586	318,054,672
Forward Currency Contracts	–	1,598	–	1,598
Options Purchased
Call Options Purchased	144,300	–	–	144,300
Short-Term Investments	–	12,185,703	–	12,185,703
Warrants
Health Care	–	1,636	–	1,636
Total Asset	$306,751,097	$26,171,867	$145,586	$333,068,550
Liability:
Forward Currency Contracts	$–	$(73,547)	$–	$(73,547)
Total Liability	$–	$(73,547)	$–	$(73,547)
Total	$306,751,097	$26,098,320	$145,586	$332,995,003

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Health Care	Other Investments*
Balance as of 12/31/08	$267,741	$—
Total gains or losses (realized/unrealized) included in earnings	534,348	—
Purchases, sales, issuances, and settlements (net)	(656,503)	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$145,586	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$534,348	$—

* Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements. 84

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MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	1,598
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$1,598

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	(73,547)
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(73,547)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$(68,135)	$–	$–	$–	$(68,135)
Foreign exchange contracts	–	–	(202,692)	–	(202,692)
Credit contracts	–	–	–	–	–
Equity contracts	(859,534)	–	–	–	(859,534)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$(927,669)	$–	$(202,692)	$–	$(1,130,361)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$71,008	$–	$–	$–	$71,008
Foreign exchange contracts	–	–	311,886	–	311,886
Credit contracts	–	–	–	–	–
Equity contracts	852,560	–	–	–	852,560
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$923,568	$–	$311,886	$–	$1,235,454

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$203,194,834

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$185,647,276

See Notes to Financial Statements. 85

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MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,944,815
Aggregate gross unrealized depreciation	(43,083,636)

Net unrealized depreciation	$(29,138,821)

Federal income tax cost of investments	$362,205,773

At June 30, 2009, the Portfolio had loaned securities with a total value of $9,375,842. This was secured by collateral of $9,709,935 which was received as cash and subsequently invested in short-term investments currently valued at $8,740,112, as reported in the portfolio of investments.

For the six months ended June 30, 2009, the Portfolio incurred approximately $387 as brokerage commissions with Exane S.A. and $1,900 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $5,225,109 which expires in the year 2016.

See Notes to Financial Statements. 86

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.4%)
AGL Energy Ltd.	26,426	$284,979
Alumina Ltd.	149,361	171,434
Amcor Ltd.	292,768	1,175,474
AMP Ltd.	129,969	509,257
Aristocrat Leisure Ltd.	19,544	59,393
Arrow Energy Ltd.*	34,495	98,160
ASX Ltd.	10,969	325,890
Australia & New Zealand Banking Group Ltd.	328,294	4,339,936
Bendigo and Adelaide Bank Ltd.	20,251	113,264
BHP Billiton Ltd.^	251,168	6,883,867
Billabong International Ltd.	11,968	84,104
BlueScope Steel Ltd.	116,034	234,699
Boral Ltd.	35,522	115,712
Brambles Ltd.	89,599	428,642
Caltex Australia Ltd.	7,714	85,706
CFS Retail Property Trust (REIT)	92,244	121,955
Coca-Cola Amatil Ltd.	37,246	258,019
Cochlear Ltd.	3,000	139,353
Commonwealth Bank of Australia	137,391	4,295,817
Computershare Ltd.	28,073	203,424
Crown Ltd.	25,013	145,758
CSL Ltd.	336,996	8,709,965
CSR Ltd.	74,153	100,978
Dexus Property Group (REIT)	268,362	160,882
Energy Resources of Australia Ltd.	4,089	76,741
Fairfax Media Ltd.	140,202	137,240
Fortescue Metals Group Ltd.*	70,697	214,366
Foster’s Group Ltd.	116,925	484,625
Goodman Fielder Ltd.	82,802	86,728
GPT Group (REIT)	568,558	221,917
Harvey Norman Holdings Ltd.	30,352	80,409
Incitec Pivot Ltd.	100,176	190,625
Insurance Australia Group Ltd.	126,909	355,916
Leighton Holdings Ltd.	8,255	155,425
Lend Lease Corp., Ltd.	160,845	906,061
Lion Nathan Ltd.	18,832	176,189
Macquarie Airports	39,284	71,753
Macquarie Group Ltd.	54,742	1,719,422
Macquarie Infrastructure Group	877,418	1,007,687
Metcash Ltd.	42,414	146,881
Mirvac Group (Placement Shares) (REIT)*†	51,171	44,532
Mirvac Group (REIT)	179,075	154,336
National Australia Bank Ltd.	246,655	4,440,799
Newcrest Mining Ltd.	29,028	711,308
Nufarm Ltd.	8,032	59,103
OneSteel Ltd.	96,406	198,867
Orica Ltd.	21,350	371,672
Origin Energy Ltd.	52,831	621,660
OZ Minerals Ltd.	161,796	119,856
Paladin Energy Ltd.*	34,292	135,022
Perpetual Ltd.	4,446	101,806
Qantas Airways Ltd.	679,358	1,095,916
QBE Insurance Group Ltd.	62,618	999,121
Rio Tinto Ltd.	23,611	988,173
Santos Ltd.	50,793	596,692
Sims Metal Management Ltd.	10,183	212,010
Sonic Healthcare Ltd.	20,629	204,229
SP AusNet	167,506	103,644
Stockland Corp., Ltd. (REIT)	146,017	374,407
Suncorp-Metway Ltd.	79,783	428,400

	Number of Shares	Value (Note 1)
TABCORP Holdings Ltd.	274,776	$1,581,236
Tatts Group Ltd.	60,790	124,695
Telstra Corp., Ltd.	572,331	1,561,643
Toll Holdings Ltd.	39,128	194,127
Transurban Group	72,667	242,002
Wesfarmers Ltd.	61,885	1,126,535
Wesfarmers Ltd. (PPS)	9,268	174,920
Westfield Group (REIT)	123,523	1,125,102
Westpac Banking Corp.	181,725	2,943,648
Woodside Petroleum Ltd.	29,948	1,037,744
Woolworths Ltd.	76,853	1,625,087
WorleyParsons Ltd.	9,726	185,300

		58,962,245

Austria (0.2%)
Erste Group Bank AG	11,305	307,156
OMV AG	9,429	353,478
Raiffeisen International Bank Holding AG	3,470	120,505
Telekom Austria AG	19,714	308,453
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	4,403	224,587
Vienna Insurance Group	2,194	95,359
Voestalpine AG	7,377	202,396

		1,611,934

Belgium (1.6%)
Anheuser-Busch InBev N.V.	352,339	12,755,573
Belgacom S.A.	9,372	299,614
Cie Nationale a Portefeuille	2,121	102,538
Colruyt S.A.	1,132	258,330
Delhaize Group	27,874	1,962,530
Dexia S.A.*	33,888	256,979
Fortis*	143,183	488,170
Groupe Bruxelles Lambert S.A.	5,241	383,820
KBC Groep N.V.*	8,616	157,177
Mobistar S.A.	1,677	103,515
Solvay S.A., Class A	3,800	320,609
UCB S.A.	6,009	192,625
Umicore	7,077	161,192

		17,442,672

Bermuda (0.0%)
Seadrill Ltd.	16,211	232,935

Brazil (2.1%)
Gafisa S.A.	325,744	2,684,749
Itau Unibanco Banco Multiplo S.A. (ADR)	387,025	6,126,606
Petroleo Brasileiro S.A. (Mexico Exchange) (ADR)	209,534	8,586,703
Petroleo Brasileiro S.A. (New York Exchange) (ADR)	16,680	683,546
Vale S.A. (ADR)	286,746	5,055,332

		23,136,936

Canada (2.3%)
BCE, Inc.	39,700	819,155
Bombardier, Inc., Class B	261,800	776,521
Brookfield Properties Corp.	187,900	1,486,206
Fairfax Financial Holdings Ltd.	5,800	1,456,046
Magna International, Inc., Class A	33,800	1,434,063
National Bank of Canada	32,700	1,511,091
Nexen, Inc.	67,989	1,477,094
Petro-Canada, Inc.	89,895	3,471,679
Potash Corp. of Saskatchewan, Inc.	72,882	6,781,670

See Notes to Financial Statements. 87

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Suncor Energy, Inc.	71,759	$2,182,105
Talisman Energy, Inc.	92,100	1,323,123
TELUS Corp. (Non-Voting), Class A	52,300	1,348,923
Westjet Airlines Ltd. (Variable-Voting), Class A*	124,300	1,079,336

		25,147,012

China (0.4%)
China Life Insurance Co., Ltd., Class H	96,000	354,463
Foxconn International Holdings Ltd.*	250,000	166,590
Industrial & Commercial Bank of China Ltd., Class H	5,498,000	3,818,194

		4,339,247

Cyprus (0.0%)
Bank of Cyprus PCL	34,134	190,338

Denmark (1.7%)
A. P. Moller - Maersk A/S, Class A	33	193,850
A. P. Moller - Maersk A/S, Class B	71	426,337
Carlsberg A/S, Class B	6,590	423,592
Coloplast A/S, Class B	1,495	103,005
Danske Bank A/S*	27,302	471,267
DSV A/S*	12,208	151,621
H. Lundbeck A/S	3,600	68,576
Novo Nordisk A/S, Class B	28,112	1,527,945
Novozymes A/S, Class B	2,979	242,128
Topdanmark A/S*	1,025	119,790
TrygVesta A/S	1,743	102,831
Vestas Wind Systems A/S*^	203,783	14,649,518
William Demant Holding A/S*	1,364	70,598

		18,551,058

Finland (0.9%)
Elisa Oyj	7,882	129,935
Fortum Oyj	26,692	608,835
Kesko Oyj, Class B	4,198	111,287
Kone Oyj, Class B	9,824	301,711
Metso Oyj	8,203	153,652
Neste Oil Oyj	8,217	114,396
Nokia Oyj	482,685	7,044,147
Nokian Renkaat Oyj	6,806	128,326
Orion Oyj, Class B	5,723	89,792
Outokumpu Oyj	7,619	131,956
Pohjola Bank plc	10,100	80,780
Rautaruukki Oyj	5,471	109,414
Sampo Oyj, Class A	25,034	472,403
Sanoma Oyj	4,655	72,404
Stora Enso Oyj, Class R*	34,603	182,604
UPM-Kymmene Oyj	33,326	290,448
Wartsila Oyj	4,571	147,655

		10,169,745

France (8.7%)
Accor S.A.	93,166	3,704,790
Aeroports de Paris S.A.	1,903	139,652
Air France-KLM	7,720	98,974
Air Liquide S.A.	15,558	1,424,656
Alcatel-Lucent*	138,087	347,953
Alstom S.A.^	79,423	4,700,763
Atos Origin S.A.*	3,811	129,390
BioMerieux	789	69,204
BNP Paribas S.A.^	191,066	12,399,014
Bouygues S.A.	14,597	548,922
Bureau Veritas S.A.	3,598	177,479
Cap Gemini S.A.	8,932	329,914
Carrefour S.A.	39,653	1,696,253
Casino Guichard Perrachon S.A.	21,371	1,443,521
Christian Dior S.A.	3,895	291,279

	Number of Shares	Value (Note 1)
Cie de Saint-Gobain S.A.^	31,800	$1,063,278
Cie Generale de Geophysique - Veritas*	9,508	171,646
Cie Generale d’Optique Essilor International S.A.	11,929	569,468
CNP Assurances S.A.	2,125	202,889
Compagnie Generale des Etablissements Michelin, Class B	9,015	515,244
Credit Agricole S.A.^	238,136	2,982,644
Danone S.A.	33,755	1,669,317
Dassault Systemes S.A.	3,940	174,217
EDF S.A.^	55,808	2,721,420
Eiffage S.A.	2,348	137,014
Eramet S.A.	299	78,461
Eurazeo S.A.	2,926	121,964
Eutelsat Communications S.A.	6,053	156,371
Fonciere Des Regions (REIT)	1,258	94,655
France Telecom S.A.^	213,510	4,850,995
GDF Suez S.A.	86,423	3,228,568
Gecina S.A. (REIT)	1,835	113,536
Hermes International S.A.	3,411	474,779
ICADE (REIT)	1,261	103,705
Iliad S.A.	1,041	101,116
Imerys S.A.*	1,949	81,900
Ipsen S.A.	1,441	62,997
J.C. Decaux S.A.*	7,868	125,222
Klepierre S.A. (REIT)	5,327	137,405
Lafarge S.A.*^	22,909	1,541,868
Lagardere S.C.A.	65,364	2,175,594
Legrand S.A.	5,896	128,810
L’Oreal S.A.	15,063	1,127,743
LVMH Moet Hennessy Louis Vuitton S.A.	19,955	1,527,376
M6-Metropole Television	3,684	69,803
Natixis S.A.*	65,236	126,239
Neopost S.A.	1,799	161,774
PagesJaunes Groupe S.A.	7,217	70,266
Pernod-Ricard S.A.^	18,972	1,197,745
Peugeot S.A.*	9,129	240,799
PPR S.A.^	9,896	809,745
Publicis Groupe S.A.	8,101	247,341
Renault S.A.*	70,136	2,589,211
Safran S.A.	12,028	159,034
Sanofi-Aventis S.A.	135,050	7,942,455
Schneider Electric S.A.	15,778	1,206,696
SCOR SE	11,212	230,261
Societe BIC S.A.	1,711	98,270
Societe Des Autoroutes Paris-Rhin-Rhone	1,449	98,683
Societe Generale S.A.	87,910	4,796,324
Societe Television Francaise 1 S.A.	6,707	75,450
Sodexo S.A.	5,387	277,087
Suez Environnement S.A.	17,262	302,712
Technip S.A.	5,993	294,586
Thales S.A.	5,720	255,973
Total S.A.	234,953	12,725,567
Unibail-Rodamco S.A. (REIT)	4,925	735,455
Vallourec S.A.^	15,594	1,895,857
Veolia Environnement	24,178	714,289
Vinci S.A.	26,839	1,204,540
Vivendi S.A.	77,462	1,855,548

		94,323,676

Germany (7.4%)
Adidas AG	11,483	437,546
Allianz SE (Registered)	61,788	5,713,645
BASF SE^	119,971	4,785,213

See Notes to Financial Statements. 88

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Bayer AG^	109,256	$5,866,617
Bayerische Motoren Werke (BMW) AG (Preference)	2,983	71,875
Bayerische Motoren Werke (BMW) AG	99,529	3,758,923
Beiersdorf AG	5,653	266,484
Celesio AG^	25,851	594,183
Commerzbank AG*	43,581	270,969
Daimler AG	156,467	5,661,283
Deutsche Bank AG (Registered)	84,178	5,122,476
Deutsche Boerse AG	12,286	954,915
Deutsche Lufthansa AG (Registered)	82,184	1,033,085
Deutsche Post AG (Registered)^	132,398	1,730,478
Deutsche Postbank AG*	5,001	127,514
Deutsche Telekom AG (Registered)^	413,279	4,884,358
E.ON AG	239,078	8,485,922
Fraport AG	2,096	89,858
Fresenius Medical Care AG & Co. KGaA	30,023	1,339,881
Fresenius SE	1,611	75,592
Fresenius SE (Preference)	5,469	295,531
GEA Group AG	9,425	142,976
Hamburger Hafen und Logistik AG	2,877	111,072
Hannover Rueckversicherung AG (Registered)*	3,389	125,371
Henkel AG & Co. KGaA	7,805	210,461
Henkel AG & Co. KGaA (Preference)	11,971	374,028
Hochtief AG	34,823	1,759,337
K+S AG	9,095	512,336
Linde AG	14,930	1,227,468
MAN SE	24,041	1,478,623
Merck KGaA	4,193	427,477
Metro AG^	34,151	1,632,508
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	32,997	4,462,669
Porsche Automobil Holding SE (Preference)	5,000	336,004
Puma AG Rudolf Dassler Sport	366	80,336
RWE AG	59,303	4,681,646
RWE AG (Non-Voting Preference)	2,278	151,786
Salzgitter AG	2,273	199,840
SAP AG	63,399	2,555,986
Siemens AG (Registered)	66,727	4,619,540
Solarworld AG	5,370	126,813
Suedzucker AG	4,248	86,401
Symrise AG	15,392	227,791
ThyssenKrupp AG	21,238	529,139
TUI AG*	12,203	90,184
United Internet AG*	7,184	84,386
Volkswagen AG	5,531	1,872,343
Volkswagen AG (Preference)	6,445	450,948
Wacker Chemie AG	894	102,972

		80,226,789

Greece (0.3%)
Alpha Bank AE*	21,095	227,943
Coca Cola Hellenic Bottling Co. S.A.	11,187	229,233
EFG Eurobank Ergasias S.A.*	20,292	211,389
Hellenic Petroleum S.A.	6,982	67,493
Hellenic Telecommunications Organization S.A.	18,444	281,520
Marfin Investment Group S.A.*	43,938	187,206
National Bank of Greece S.A.*	31,534	863,975
OPAP S.A.	13,676	363,209
Piraeus Bank S.A.*	20,493	202,002
Public Power Corp. S.A.*	6,689	137,669

	Number of Shares	Value (Note 1)
Titan Cement Co. S.A.	3,301	$86,929

		2,858,568

Hong Kong (2.5%)
ASM Pacific Technology Ltd.	23,300	120,492
Bank of East Asia Ltd.	89,554	272,841
BOC Hong Kong Holdings Ltd.	237,000	419,520
Cathay Pacific Airways Ltd.	67,000	92,087
Cheung Kong Holdings Ltd.	517,000	5,926,997
Cheung Kong Infrastructure Holdings Ltd.	29,000	101,702
China Mobile Ltd.	30,000	300,821
Chinese Estates Holdings Ltd.	47,000	86,037
CLP Holdings Ltd.	130,000	862,360
CNOOC Ltd.	2,445,100	3,010,724
Esprit Holdings Ltd.	781,358	4,350,538
Genting Singapore plc*	236,000	110,792
Hang Lung Group Ltd.	52,000	244,440
Hang Lung Properties Ltd.	713,000	2,353,623
Hang Seng Bank Ltd.	46,200	655,906
Henderson Land Development Co., Ltd.	69,000	394,755
Hong Kong & China Gas Co., Ltd.	245,000	514,939
Hong Kong Aircraft Engineering Co., Ltd.	8,000	93,597
Hong Kong Exchanges and Clearing Ltd.	64,800	1,005,336
HongKong Electric Holdings Ltd.	90,000	500,636
Hopewell Highway Infrastructure Ltd.	7,350	4,125
Hopewell Holdings Ltd.	40,500	126,393
Hutchison Whampoa Ltd.	135,000	880,204
Hysan Development Co., Ltd.	34,199	87,703
Kerry Properties Ltd.	41,000	182,246
Li & Fung Ltd.	134,000	358,195
Lifestyle International Holdings Ltd.	80,500	111,526
Link REIT (REIT)	123,500	263,297
Mongolia Energy Co., Ltd.*	214,000	79,693
MTR Corp.	92,105	276,015
New World Development Ltd.	141,910	256,158
Noble Group Ltd.	94,000	117,687
NWS Holdings Ltd.	47,608	85,694
Orient Overseas International Ltd.	25,500	108,226
PCCW Ltd.	227,974	59,387
Shangri-La Asia Ltd.	84,000	125,614
Sino Land Co.	109,118	179,308
Sun Hung Kai Properties Ltd.	89,000	1,107,790
Swire Pacific Ltd., Class A	46,000	463,173
Television Broadcasts Ltd.	16,000	64,555
Wharf Holdings Ltd.	82,000	346,659
Wheelock & Co., Ltd.	59,000	151,817
Wing Hang Bank Ltd.	10,000	88,495
Yue Yuen Industrial Holdings Ltd.	42,500	100,044

		27,042,147

India (0.5%)
ICICI Bank Ltd. (ADR)	149,902	4,422,109
Reliance Industries Ltd. (GDR)*§	5,800	489,958

		4,912,067

Ireland (0.3%)
CRH plc	121,037	2,767,721
Elan Corp. plc*	29,254	193,472
Experian plc	65,974	494,427
Kerry Group plc, Class A	8,769	198,940

See Notes to Financial Statements. 89

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Ryanair Holdings plc (ADR)*	3,506	$99,535

		3,754,095

Israel (0.8%)
Teva Pharmaceutical Industries Ltd. (ADR)	167,697	8,274,170

Italy (2.5%)
A2A S.p.A.	80,318	146,893
ACEA S.p.A.	5,476	66,911
Alleanza Assicurazioni S.p.A.	23,547	162,134
Assicurazioni Generali S.p.A.	66,445	1,386,751
Atlantia S.p.A.	16,509	334,111
Autogrill S.p.A.	11,962	101,457
Banca Carige S.p.A.	41,203	113,271
Banca Monte dei Paschi di Siena S.p.A.	156,358	252,555
Banca Popolare Societa Cooperativa	25,270	151,230
Banco Popolare S.c.a.r.l.*	38,614	288,357
Enel S.p.A.	411,680	2,005,568
ENI S.p.A.	330,676	7,844,580
Exor S.p.A.	4,121	59,691
Fiat S.p.A.*	46,826	475,036
Finmeccanica S.p.A.	24,316	343,123
Fondiaria-Sai S.p.A.	8,164	132,547
Intesa Sanpaolo S.p.A.*	1,188,616	3,809,538
Italcementi S.p.A.	8,329	95,181
Lottomatica S.p.A.	3,478	67,150
Luxottica Group S.p.A.*	7,406	154,027
Mediaset S.p.A.	49,210	276,726
Mediobanca S.p.A.	31,536	379,038
Mediolanum S.p.A.	25,745	137,776
Parmalat S.p.A.	100,232	242,198
Pirelli & C S.p.A.*	307,590	108,758
Prysmian S.p.A.	6,190	93,250
Saipem S.p.A.	17,008	415,174
Saras S.p.A.	19,020	54,341
Snam Rete Gas S.p.A.	90,582	398,468
Telecom Italia S.p.A.	1,869,502	2,589,269
Telecom Italia S.p.A. (RNC)	1,360,562	1,337,792
Terna Rete Elettrica Nazionale S.p.A.	76,946	256,633
UniCredit S.p.A.*	904,313	2,316,821
Unione di Banche Italiane S.c.p.A.	34,990	456,753
Unipol Gruppo Finanziario S.p.A.*	78,285	91,689

		27,144,797

Japan (18.0%)
77 Bank Ltd.	22,000	127,605
ABC-Mart, Inc.	3,000	76,966
Acom Co., Ltd.	3,070	76,624
Advantest Corp.	8,700	156,896
Aeon Co., Ltd.	272,700	2,686,159
Aeon Credit Service Co., Ltd.	9,200	119,777
Aeon Mall Co., Ltd.	6,400	121,101
Aioi Insurance Co., Ltd.	29,000	131,840
Aisin Seiki Co., Ltd.	11,400	246,528
Ajinomoto Co., Inc.	38,000	300,280
Alfresa Holdings Corp.	1,700	78,247
All Nippon Airways Co., Ltd.	37,000	129,213
Amada Co., Ltd.	20,000	123,594
Aozora Bank Ltd.*	78,000	119,869
Asahi Breweries Ltd.	26,000	373,370
Asahi Glass Co., Ltd.	65,000	518,718
Asahi Kasei Corp.	77,000	390,183
Asics Corp.	9,000	81,715
Astellas Pharma, Inc.	46,900	1,656,697
Bank of Kyoto Ltd.	20,000	184,878
Bank of Yokohama Ltd.	76,000	404,792
Benesse Corp.	4,800	191,840

	Number of Shares	Value (Note 1)
Bridgestone Corp.	38,300	$598,278
Brother Industries Ltd.	15,100	133,295
Canon Marketing Japan, Inc.	3,900	54,442
Canon, Inc.	150,400	4,895,064
Casio Computer Co., Ltd.	15,200	135,295
Central Japan Railway Co.	103	632,854
Chiba Bank Ltd.	49,000	318,817
Chubu Electric Power Co., Inc.	41,800	966,245
Chugai Pharmaceutical Co., Ltd.	14,300	272,452
Chugoku Bank Ltd.	9,000	124,560
Chugoku Electric Power Co., Inc.	17,000	354,891
Chuo Mitsui Trust Holdings, Inc.	56,000	212,520
Citizen Holdings Co., Ltd.	20,700	105,581
Coca-Cola West Co., Ltd.	3,200	61,161
Cosmo Oil Co., Ltd.	35,000	118,615
Credit Saison Co., Ltd.	10,500	132,585
Dai Nippon Printing Co., Ltd.	41,000	560,479
Daicel Chemical Industries Ltd.	16,000	96,704
Daido Steel Co., Ltd.	17,000	69,345
Daihatsu Motor Co., Ltd.	12,000	111,192
Daiichi Sankyo Co., Ltd.	40,600	726,487
Daikin Industries Ltd.	121,164	3,873,429
Dainippon Sumitomo Pharma Co., Ltd.	10,300	90,009
Daito Trust Construction Co., Ltd.	4,600	215,923
Daiwa House Industry Co., Ltd.	33,000	353,616
Daiwa Securities Group, Inc.	1,034,000	6,111,401
DeNA Co., Ltd.	17	56,822
Denki Kagaku Kogyo KK	27,000	74,706
Denso Corp.	31,400	800,440
Dentsu, Inc.	11,100	232,459
DIC Corp.	34,000	53,016
Dowa Holdings Co., Ltd.	16,000	66,313
East Japan Railway Co.	29,100	1,752,299
Eisai Co., Ltd.	15,400	547,950
Electric Power Development Co., Ltd.	9,000	255,052
Elpida Memory, Inc.*	12,900	138,000
FamilyMart Co., Ltd.	3,800	119,101
Fanuc Ltd.	12,100	965,467
Fast Retailing Co., Ltd.	3,100	403,758
Fuji Electric Holdings Co., Ltd.	66,000	108,922
Fuji Heavy Industries Ltd.	33,000	132,722
Fuji Media Holdings, Inc.	55	82,846
Fujifilm Holdings Corp.	31,000	978,000
Fujitsu Ltd.	601,000	3,256,661
Fukuoka Financial Group, Inc.	54,000	240,793
Furukawa Electric Co., Ltd.^	190,000	852,200
GS Yuasa Corp.	19,000	166,823
Gunma Bank Ltd.	22,000	121,993
Hachijuni Bank Ltd.	31,000	174,881
Hakuhodo DY Holdings, Inc.	1,330	71,539
Hankyu Hanshin Holdings, Inc.	67,000	313,546
Hikari Tsushin, Inc.	3,100	69,610
Hino Motors Ltd.	31,000	96,080
Hirose Electric Co., Ltd.	2,000	212,639
Hiroshima Bank Ltd.	27,000	112,210
Hisamitsu Pharmaceutical Co., Inc.	3,700	114,932
Hitachi Chemical Co., Ltd.	6,000	96,433
Hitachi Construction Machinery Co., Ltd.	6,900	111,608
Hitachi High-Technologies Corp.	41,900	710,618
Hitachi Ltd.	203,000	628,738
Hitachi Metals Ltd.	9,000	75,961
Hokkaido Electric Power Co., Inc.	13,100	245,291
Hokuhoku Financial Group, Inc.	67,000	167,351
Hokuriku Electric Power Co.	12,100	276,592
Honda Motor Co., Ltd.	231,100	6,327,782

See Notes to Financial Statements. 90

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
HOYA Corp.	24,800	$496,557
Ibiden Co., Ltd.	8,100	226,267
Idemitsu Kosan Co., Ltd.	1,400	119,701
IHI Corp.*	75,000	129,019
INPEX Corp.	51	406,228
Isetan Mitsukoshi Holdings Ltd.	19,600	198,998
Isuzu Motors Ltd.	82,000	130,964
Ito En Ltd.	7,500	106,381
ITOCHU Corp.	92,000	635,435
ITOCHU Techno-Solutions Corp.	3,500	103,862
Iyo Bank Ltd.	16,000	163,066
J. Front Retailing Co., Ltd.	33,000	157,007
Jafco Co., Ltd.	3,900	130,033
Japan Airlines Corp.*	48,000	92,479
Japan Petroleum Exploration Co.	1,600	88,281
Japan Prime Realty Investment Corp. (REIT)	32	69,162
Japan Real Estate Investment Corp. (REIT)	32	265,588
Japan Retail Fund Investment Corp. (REIT)	20	92,266
Japan Steel Works Ltd.	19,000	233,279
Japan Tobacco, Inc.	551	1,717,443
JFE Holdings, Inc.	31,400	1,048,772
JGC Corp.	13,000	209,119
Joyo Bank Ltd.	45,000	228,771
JS Group Corp.	15,200	234,058
JSR Corp.	10,100	172,119
JTEKT Corp.	12,400	125,021
Jupiter Telecommunications Co., Ltd.	156	118,272
Kajima Corp.	46,000	143,027
Kamigumi Co., Ltd.	17,000	143,105
Kaneka Corp.	19,000	134,429
Kansai Electric Power Co., Inc.	48,900	1,079,132
Kansai Paint Co., Ltd.	14,000	100,235
Kao Corp.	33,000	719,179
Kawasaki Heavy Industries Ltd.	86,000	235,704
Kawasaki Kisen Kaisha Ltd.	33,000	135,083
KDDI Corp.	520	2,756,915
Keihin Electric Express Railway Co., Ltd.	33,000	255,801
Keio Corp.	37,000	214,987
Keisei Electric Railway Co., Ltd.	18,000	107,179
Keyence Corp.	2,500	508,774
Kikkoman Corp.	10,000	100,100
Kinden Corp.	8,000	70,096
Kintetsu Corp.	105,000	462,575
Kirin Holdings Co., Ltd.	51,000	711,973
Kobe Steel Ltd.	170,000	314,164
Komatsu Ltd.	97,800	1,500,962
Konami Corp.	6,400	122,525
Konica Minolta Holdings, Inc.	27,500	285,747
Kubota Corp.	74,000	607,732
Kuraray Co., Ltd.	20,500	227,237
Kurita Water Industries Ltd.	6,300	202,958
Kyocera Corp.	27,400	2,055,396
Kyowa Hakko Kirin Co., Ltd.	15,000	169,174
Kyushu Electric Power Co., Inc.	23,200	499,323
Lawson, Inc.	4,000	175,779
Leopalace21 Corp.	7,300	64,855
Mabuchi Motor Co., Ltd.	1,900	91,354
Makita Corp.	7,300	175,814
Marubeni Corp.	1,477,000	6,525,227
Marui Group Co., Ltd.	16,300	114,317
Maruichi Steel Tube Ltd.	2,100	39,590
Matsui Securities Co., Ltd.	14,200	128,361

	Number of Shares	Value (Note 1)
Mazda Motor Corp.	59,000	$149,785
McDonald’s Holdings Co. Japan Ltd.	4,100	76,086
Mediceo Paltac Holdings Co., Ltd.	9,400	107,562
MEIJI Holdings Co. Ltd.*	4,155	166,991
Minebea Co., Ltd.	23,000	97,307
Mitsubishi Chemical Holdings Corp.	299,500	1,263,479
Mitsubishi Corp.	222,100	4,078,907
Mitsubishi Electric Corp.	120,000	755,058
Mitsubishi Estate Co., Ltd.	72,000	1,192,748
Mitsubishi Gas Chemical Co., Inc.	25,000	135,961
Mitsubishi Heavy Industries Ltd.	211,000	870,375
Mitsubishi Logistics Corp.	7,000	77,157
Mitsubishi Materials Corp.	66,000	205,096
Mitsubishi Motors Corp.*	233,000	434,997
Mitsubishi Rayon Co., Ltd.	31,000	89,738
Mitsubishi Tanabe Pharma Corp.	14,000	160,893
Mitsubishi UFJ Financial Group, Inc.	856,600	5,265,685
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,330	107,680
Mitsui & Co., Ltd.	253,800	2,989,888
Mitsui Chemicals, Inc.	41,000	130,589
Mitsui Engineering & Shipbuilding Co., Ltd.	40,000	93,778
Mitsui Fudosan Co., Ltd.	133,000	2,304,202
Mitsui Mining & Smelting Co., Ltd.*	33,000	84,879
Mitsui O.S.K. Lines Ltd.	74,000	477,402
Mitsui Sumitomo Insurance Group Holdings, Inc.	26,800	698,862
Mitsumi Electric Co., Ltd.	4,700	99,831
Mizuho Financial Group, Inc.^	3,574,900	8,314,477
Mizuho Securities Co. Ltd.	30,000	93,259
Mizuho Trust & Banking Co., Ltd.*	97,000	124,885
Murata Manufacturing Co., Ltd.	23,700	1,004,513
Namco Bandai Holdings, Inc.	11,100	121,752
NEC Corp.*	116,000	452,891
NGK Insulators Ltd.	16,000	324,893
NGK Spark Plug Co., Ltd.	11,000	104,539
NHK Spring Co., Ltd.	19,000	126,892
Nidec Corp.^	16,000	966,831
Nikon Corp.	22,000	378,204
Nintendo Co., Ltd.	8,600	2,366,756
Nippon Building Fund, Inc. (REIT)	29	248,190
Nippon Electric Glass Co., Ltd.	25,000	278,669
Nippon Express Co., Ltd.	47,000	212,938
Nippon Meat Packers, Inc.	10,000	126,117
Nippon Mining Holdings, Inc.	53,000	273,537
Nippon Oil Corp.	76,000	447,339
Nippon Paper Group, Inc.	5,100	131,757
Nippon Sheet Glass Co., Ltd.	39,000	112,941
Nippon Steel Corp.	313,000	1,193,709
Nippon Telegraph & Telephone Corp.	88,600	3,604,950
Nippon Yusen KK	63,000	270,333
Nipponkoa Insurance Co., Ltd.	44,000	255,209
Nishi-Nippon City Bank Ltd.	46,000	115,676
Nissan Chemical Industries Ltd.	8,000	89,795
Nissan Motor Co., Ltd.	563,400	3,401,384
Nissay Dowa General Insurance Co., Ltd.	21,000	101,014
Nisshin Seifun Group, Inc.	11,500	136,531
Nisshin Steel Co., Ltd.	48,000	106,768
Nisshinbo Holdings, Inc.	7,000	78,862
Nissin Food Holdings Co., Ltd.	4,900	148,447
Nitori Co., Ltd.	2,250	159,695
Nitto Denko Corp.	10,000	303,015
NOK Corp.	6,400	74,169
Nomura Holdings, Inc.	190,900	1,599,383

See Notes to Financial Statements. 91

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Real Estate Holdings, Inc.	7,200	$123,759
Nomura Real Estate Office Fund, Inc. (REIT)	18	114,324
Nomura Research Institute Ltd.	7,200	159,725
NSK Ltd.	24,000	121,159
NTN Corp.	24,000	95,541
NTT Data Corp.	76	245,077
NTT DoCoMo, Inc.	986	1,440,087
NTT Urban Development Corp.	66	63,641
Obayashi Corp.	35,000	171,186
Obic Co., Ltd.	400	64,841
Odakyu Electric Railway Co., Ltd.	38,000	324,934
OJI Paper Co., Ltd.	51,000	218,891
Olympus Corp.	16,900	397,125
Omron Corp.	14,300	205,624
Ono Pharmaceutical Co., Ltd.	5,500	243,334
Onward Holdings Co., Ltd.	7,000	45,078
Oracle Corp. Japan	2,200	80,610
Oriental Land Co., Ltd.	3,400	227,634
ORIX Corp.	5,620	331,443
Osaka Gas Co., Ltd.	126,000	402,149
OSAKA Titanium Technologies Co.	2,200	80,332
Otsuka Corp.	1,900	101,091
Panasonic Corp.	124,700	1,672,611
Panasonic Electric Works Co., Ltd.	22,000	207,673
Promise Co., Ltd.	3,450	43,921
Rakuten, Inc.	496	298,115
Resona Holdings, Inc.	31,400	440,148
Ricoh Co., Ltd.	43,000	550,818
Rinnai Corp.	2,300	101,531
Rohm Co., Ltd.	6,500	472,117
Sankyo Co., Ltd.	3,100	165,717
Santen Pharmaceutical Co., Ltd.	4,100	124,699
Sanyo Electric Co., Ltd.*	119,000	307,595
Sapporo Hokuyo Holdings, Inc.*	35,200	100,827
Sapporo Holdings Ltd.	15,000	85,554
SBI Holdings, Inc.	1,074	217,654
Secom Co., Ltd.	12,500	507,028
Sega Sammy Holdings, Inc.	11,800	149,210
Seiko Epson Corp.	8,200	133,149
Sekisui Chemical Co., Ltd.	24,000	150,377
Sekisui House Ltd.	31,000	313,359
Seven & I Holdings Co., Ltd.	49,300	1,156,635
Seven Bank Ltd.	24	62,755
Sharp Corp.^	243,000	2,507,156
Shikoku Electric Power Co., Inc.	11,000	328,382
Shimadzu Corp.	16,000	127,753
Shimamura Co., Ltd.	1,300	103,238
Shimano, Inc.	3,900	148,830
Shimizu Corp.	36,000	156,281
Shin-Etsu Chemical Co., Ltd.	34,700	1,602,627
Shinko Electric Industries Co., Ltd.	7,900	97,153
Shinsei Bank Ltd.*	99,000	158,048
Shionogi & Co., Ltd.	19,000	367,040
Shiseido Co., Ltd.	21,000	343,601
Shizuoka Bank Ltd.	42,000	414,873
Showa Denko KK	76,000	135,626
Showa Shell Sekiyu KK	12,100	127,542
SMC Corp.	6,900	739,566
Softbank Corp.	48,000	932,157
Sojitz Corp.	79,100	172,668
Sompo Japan Insurance, Inc.	54,000	358,512
Sony Corp.^	152,600	3,942,028
Sony Financial Holdings, Inc.	60	165,159
Square Enix Holdings Co., Ltd.	3,600	84,299
Stanley Electric Co., Ltd.	9,700	195,376

	Number of Shares	Value (Note 1)
Sumco Corp.	7,000	$99,090
Sumitomo Chemical Co., Ltd.	96,000	430,304
Sumitomo Corp.	133,500	1,349,999
Sumitomo Electric Industries Ltd.	46,200	517,911
Sumitomo Heavy Industries Ltd.	37,000	163,683
Sumitomo Metal Industries Ltd.	227,000	599,511
Sumitomo Metal Mining Co., Ltd.	31,000	435,924
Sumitomo Mitsui Financial Group, Inc.	113,500	4,589,757
Sumitomo Realty & Development Co., Ltd.^	191,000	3,474,322
Sumitomo Rubber Industries, Inc.	9,800	78,438
Sumitomo Trust & Banking Co., Ltd.	87,000	468,332
Suruga Bank Ltd.	12,000	114,378
Suzuken Co., Ltd.	3,700	106,987
Suzuki Motor Corp.	22,700	507,590
T&D Holdings, Inc.	14,750	420,584
Taiheiyo Cement Corp.	58,000	99,317
Taisei Corp.	51,000	122,784
Taisho Pharmaceutical Co., Ltd.	8,000	151,409
Taiyo Nippon Sanso Corp.	19,000	180,748
Takashimaya Co., Ltd.	19,000	149,282
Takeda Pharmaceutical Co., Ltd.	47,200	1,834,033
TDK Corp.	7,000	327,206
Teijin Ltd.	63,000	202,347
Terumo Corp.	11,200	493,027
THK Co., Ltd.	7,700	114,813
Tobu Railway Co., Ltd.	47,000	276,074
Toho Co., Ltd.	7,300	118,828
Toho Gas Co., Ltd.	27,000	109,684
Tohoku Electric Power Co., Inc.	26,200	547,608
Tokio Marine Holdings, Inc.	44,300	1,216,685
Tokuyama Corp.	14,000	102,281
Tokyo Broadcasting System Holdings, Inc.	4,400	69,077
Tokyo Electric Power Co., Inc.	152,000	3,907,009
Tokyo Electron Ltd.	11,000	528,333
Tokyo Gas Co., Ltd.	141,000	504,080
Tokyo Steel Manufacturing Co., Ltd.	6,200	75,161
Tokyo Tatemono Co., Ltd.	32,000	177,107
Tokyu Corp.	76,000	382,846
Tokyu Land Corp.	26,000	117,444
TonenGeneral Sekiyu KK	18,000	182,926
Toppan Printing Co., Ltd.	32,000	321,584
Toray Industries, Inc.	80,000	406,233
Toshiba Corp.^	823,000	2,962,557
Tosoh Corp.	29,000	81,825
TOTO Ltd.	17,000	118,512
Toyo Seikan Kaisha Ltd.	11,400	240,252
Toyo Suisan Kaisha Ltd.	5,000	103,195
Toyoda Gosei Co., Ltd.	3,700	99,165
Toyota Boshoku Corp.	7,700	114,210
Toyota Industries Corp.	12,300	304,748
Toyota Motor Corp.	172,400	6,517,461
Toyota Tsusho Corp.	11,600	171,021
Trend Micro, Inc.	6,000	190,993
Tsumura & Co.	3,900	121,525
Ube Industries Ltd.	65,000	181,194
Unicharm Corp.	2,500	190,850
UNY Co., Ltd.	11,000	93,578
Ushio, Inc.	7,600	121,198
USS Co., Ltd.	1,400	71,833
West Japan Railway Co.	103	340,329
Yahoo! Japan Corp.	1,650	524,370
Yakult Honsha Co., Ltd.	6,200	118,121
Yamada Denki Co., Ltd.	5,560	323,042
Yamaguchi Financial Group, Inc.	15,000	197,649

See Notes to Financial Statements. 92

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Yamaha Corp.	10,700	$132,908
Yamaha Motor Co., Ltd.	12,900	142,467
Yamato Holdings Co., Ltd.	24,000	318,864
Yamato Kogyo Co., Ltd.	2,300	67,424
Yamazaki Baking Co., Ltd.	7,000	78,960
Yaskawa Electric Corp.	14,000	92,800
Yokogawa Electric Corp.	13,000	86,924

		195,586,203

Luxembourg (0.5%)
ArcelorMittal S.A.	129,457	4,251,588
Millicom International Cellular S.A.*	4,216	238,972
SES S.A.	17,335	330,964
Tenaris S.A.	30,752	415,737

		5,237,261

Mexico (0.9%)
America Movil S.A.B. de C.V. (ADR)	10,239	396,454
Cemex S.A.B. de C.V. (ADR)*	974,241	9,099,407
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	9,987	321,981
Fresnillo plc	10,981	94,717

		9,912,559

Netherlands (3.9%)
Aegon N.V.	91,493	562,741
Akzo Nobel N.V.	14,400	633,673
ASML Holding N.V.	228,551	4,957,329
Corio N.V. (REIT)	2,947	143,647
European Aeronautic Defence and Space Co. N.V.	24,950	404,331
Fugro N.V. (CVA)	4,163	172,866
Heineken Holding N.V.	6,300	200,433
Heineken N.V.	15,717	583,951
ING Groep N.V. (CVA)	383,550	3,860,471
James Hardie Industries N.V.*	24,740	83,181
Koninklijke (Royal) KPN N.V.	105,179	1,448,926
Koninklijke Ahold N.V.	246,305	2,830,283
Koninklijke Boskalis Westminster N.V.	3,406	77,234
Koninklijke DSM N.V.	8,991	281,706
Koninklijke Philips Electronics N.V.	129,412	2,392,999
QIAGEN N.V.*	12,012	222,955
Randstad Holding N.V.*	67,420	1,871,442
Reed Elsevier N.V.	69,383	765,177
Royal Dutch Shell plc, Class A	500,682	12,518,678
Royal Dutch Shell plc, Class B	169,721	4,284,839
SBM Offshore N.V.	8,134	139,330
TNT N.V.	21,989	428,291
Unilever N.V. (CVA)	104,592	2,524,193
Wolters Kluwer N.V.	38,640	676,125

		42,064,801

New Zealand (0.2%)
Auckland International Airport Ltd.	55,998	58,083
Contact Energy Ltd.	17,132	64,488
Fletcher Building Ltd.	32,434	137,308
Sky City Entertainment Group Ltd.	59,121	102,039
Telecom Corp. of New Zealand Ltd.	900,162	1,577,136

		1,939,054

Norway (0.5%)
DnB NOR ASA*	47,600	364,450
Norsk Hydro ASA*	40,797	210,491
Orkla ASA	46,732	340,443
Renewable Energy Corp. A/S*	17,552	137,237
StatoilHydro ASA	188,650	3,726,578
Telenor ASA*	54,800	423,047

	Number of Shares	Value (Note 1)
Yara International ASA	10,900	$305,246

		5,507,492

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered), Class R	127,182	129,186
Banco Espirito Santo S.A. (Registered)	32,154	173,506
Brisa Auto-estradas de Portugal S.A.	35,266	253,858
Cimpor Cimentos de Portugal SGPS S.A.	15,360	112,075
EDP - Energias de Portugal S.A.	118,076	463,288
Galp Energia SGPS S.A., Class B	22,664	318,390
Jeronimo Martins SGPS S.A.	12,586	85,927
Portugal Telecom SGPS S.A. (Registered)	35,011	342,861

		1,879,091

Singapore (1.7%)
Ascendas Real Estate Investment Trust (REIT)	77,000	84,290
CapitaLand Ltd.	2,475,500	6,287,238
CapitaMall Trust (REIT)	138,000	132,866
City Developments Ltd.	32,000	188,891
ComfortDelgro Corp., Ltd.	120,000	105,948
Cosco Corp. (Singapore) Ltd.	106,000	90,686
DBS Group Holdings Ltd.	603,000	4,893,645
Fraser and Neave Ltd.†	62,000	166,087
Golden Agri-Resources Ltd.	296,400	77,542
Jardine Cycle & Carriage Ltd.	8,000	105,892
Keppel Corp., Ltd.	82,000	389,308
Neptune Orient Lines Ltd.	60,000	60,759
Olam International Ltd.	69,000	115,370
Oversea-Chinese Banking Corp., Ltd.	162,289	746,287
SembCorp Industries Ltd.	63,000	130,974
SembCorp Marine Ltd.	47,000	86,608
Singapore Airlines Ltd.	227,000	2,079,679
Singapore Exchange Ltd.	49,000	239,390
Singapore Press Holdings Ltd.	86,000	187,237
Singapore Technologies Engineering Ltd.	75,000	126,593
Singapore Telecommunications Ltd.	504,000	1,040,021
StarHub Ltd.	37,000	54,597
United Overseas Bank Ltd.	74,000	747,513
UOL Group Ltd.	61,000	138,603
Wilmar International Ltd.	53,000	183,169

		18,459,193

South Korea (0.2%)
Hyundai Motor Co.	26,625	1,543,178
Samsung Electronics Co., Ltd.	730	338,080

		1,881,258

Spain (4.8%)
Abertis Infraestructuras S.A.	19,302	363,560
Acciona S.A.	1,727	212,293
Acerinox S.A.	8,964	165,901
ACS Actividades de Construccion y Servicios S.A.	8,782	445,282
Banco Bilbao Vizcaya Argentaria S.A.^	548,339	6,909,861
Banco de Sabadell S.A.	52,458	327,977
Banco de Valencia S.A.	13,653	132,510
Banco Popular Espanol S.A.	45,145	395,042
Banco Santander S.A.	620,012	7,482,294
Bankinter S.A.	21,660	256,166
Cintra Concesiones de Infraestructuras de Transporte S.A.	12,995	80,816
Criteria Caixacorp S.A.	49,971	231,110
EDP Renovaveis S.A.*	13,977	143,372
Enagas	10,231	201,383

See Notes to Financial Statements. 93

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Fomento de Construcciones y Contratas S.A.	2,856	$117,304
Gamesa Corp. Tecnologica S.A.	360,915	6,851,851
Gas Natural SDG S.A.	13,712	249,747
Gestevision Telecinco S.A.	13,047	122,376
Grifols S.A.	8,193	144,903
Grupo Ferrovial S.A.	4,045	130,171
Iberdrola Renovables S.A.*	54,146	247,802
Iberdrola S.A.	220,238	1,791,128
Iberia Lineas Aereas de Espana S.A.*	27,232	57,842
Inditex S.A.	24,110	1,158,665
Indra Sistemas S.A.	5,300	114,824
Mapfre S.A.	49,658	161,631
Red Electrica Corporacion S.A.	7,419	335,665
Repsol YPF S.A.	46,150	1,034,898
Sacyr Vallehermoso S.A.	8,962	124,245
Telefonica S.A.	939,336	21,299,443
Zardoya Otis S.A.	7,731	161,588

		51,451,650

Sweden (2.0%)
Alfa Laval AB	21,955	210,142
Assa Abloy AB, Class B	18,534	258,342
Atlas Copco AB, Class A	87,489	877,292
Atlas Copco AB, Class B	23,417	212,020
Electrolux AB, Class B*	52,128	730,700
Getinge AB, Class B	11,699	153,408
Hennes & Mauritz AB, Class B^	62,951	3,147,017
Holmen AB, Class B	3,021	66,000
Husqvarna AB, Class B*	25,026	137,423
Investor AB, Class B	29,521	456,617
Lundin Petroleum AB*	12,575	97,816
Nordea Bank AB^	405,240	3,215,318
Sandvik AB	61,756	460,136
Scania AB, Class B	20,462	203,652
Securitas AB, Class B	18,534	157,746
Skandinaviska Enskilda Banken AB, Class A*	93,225	409,759
Skanska AB, Class B	22,436	250,915
SKF AB, Class B	24,822	306,815
SSAB AB, Class A, Class A	11,529	134,216
SSAB AB, Class B, Class B	9,677	104,181
Svenska Cellulosa AB, Class B	259,360	2,729,341
Svenska Handelsbanken AB, Class A	30,016	567,182
Swedbank AB, Class A*	20,661	120,293
Swedish Match AB	16,118	261,998
Tele2 AB, Class B	17,429	176,548
Telefonaktiebolaget LM Ericsson, Class B^	392,564	3,839,769
TeliaSonera AB	135,648	713,537
Volvo AB, Class A	31,042	191,999
Volvo AB, Class B^	153,426	950,734

		21,140,916

Switzerland (9.2%)
ABB Ltd. (Registered)*^	383,537	6,037,063
Actelion Ltd. (Registered)*^	57,012	2,989,690
Adecco S.A. (Registered)^	31,255	1,305,226
Aryzta AG*	5,059	162,731
Baloise Holding AG (Registered)	2,857	212,086
BKW FMB Energie AG	905	66,871
Cie Financiere Richemont S.A., Class A	115,759	2,411,926
Credit Suisse Group AG (Registered)	393,392	17,958,213
Geberit AG (Registered)	2,618	322,659
Givaudan S.A. (Registered)	473	289,750
Holcim Ltd. (Registered)*	22,593	1,286,964
Julius Baer Holding AG (Registered)	119,100	4,643,704

	Number of Shares	Value (Note 1)
Kuehne & Nagel International AG (Registered)	3,218	$252,614
Lindt & Spruengli AG	48	89,835
Lindt & Spruengli AG (Registered)	6	132,605
Logitech International S.A. (Registered)*	11,052	153,919
Lonza Group AG (Registered)^	78,927	7,838,633
Nestle S.A. (Registered)^	442,058	16,683,779
Nobel Biocare Holding AG (Registered)	6,563	143,874
Novartis AG (Registered)	219,676	8,925,099
Pargesa Holding S.A.	1,732	108,072
Roche Holding AG	51,715	7,035,761
Schindler Holding AG	5,334	331,247
SGS S.A. (Registered)	305	378,737
Sonova Holding AG	2,962	241,052
STMicroelectronics N.V.	40,971	307,357
Straumann Holding AG (Registered)	447	81,565
Swatch Group AG	1,977	317,905
Swatch Group AG (Registered)	2,835	92,956
Swiss Life Holding AG (Registered)*	1,913	166,065
Swiss Reinsurance (Registered)	21,150	699,757
Swisscom AG (Registered)	1,589	488,062
Syngenta AG (Registered)	6,081	1,412,096
Transocean Ltd.*	138,411	10,282,553
UBS AG (Registered)*	183,140	2,240,670
Xstrata plc	147,475	1,626,492
Zurich Financial Services AG	12,332	2,182,885

		99,900,473

Taiwan (1.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,417,319	13,336,972

United Kingdom (15.8%)
3i Group plc	80,271	321,168
Admiral Group plc	10,582	151,937
AMEC plc	18,989	204,451
Anglo American plc	82,631	2,411,234
Antofagasta plc	23,664	229,794
Associated British Foods plc	212,633	2,670,701
AstraZeneca plc	163,176	7,185,845
Autonomy Corp. plc*	14,469	342,838
Aviva plc	726,698	4,106,530
BAE Systems plc	222,841	1,243,906
Balfour Beatty plc	33,527	170,680
Barclays plc	920,995	4,289,748
Berkeley Group Holdings plc*	5,074	67,311
BG Group plc	426,588	7,167,509
BHP Billiton plc	137,664	3,109,559
BP plc	3,021,443	23,909,154
British Airways plc*	32,961	67,882
British American Tobacco plc	124,531	3,440,219
British Land Co. plc (REIT)	90,108	568,291
British Sky Broadcasting Group plc	67,371	505,400
BT Group plc, Class A	466,789	781,452
Bunzl plc	18,689	154,810
Burberry Group plc	105,430	735,928
Cable & Wireless plc	155,435	341,133
Cadbury plc	83,660	714,655
Cairn Energy plc*	8,823	340,855
Capita Group plc	38,538	454,334
Carnival plc	10,411	276,258
Carphone Warehouse Group plc	48,472	126,915
Centrica plc	984,163	3,616,510
Cobham plc	68,479	195,320
Compass Group plc	110,992	625,438

See Notes to Financial Statements. 94

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Diageo plc	156,994	$2,254,580
Drax Group plc	19,394	140,375
Eurasian Natural Resources Corp.	20,634	223,191
Firstgroup plc	30,879	182,324
Friends Provident Group plc	162,353	175,957
G4S plc	81,234	279,353
GlaxoSmithKline plc	589,850	10,387,003
Hammerson plc (REIT)	41,866	212,179
Home Retail Group plc	50,140	215,044
HSBC Holdings plc	1,402,215	11,658,570
ICAP plc	123,798	921,791
Imperial Tobacco Group plc	80,835	2,102,458
Intercontinental Hotels Group plc	13,714	140,981
International Power plc	98,545	386,899
Invensys plc	44,161	162,785
Investec plc	23,068	124,501
J Sainsbury plc	69,613	359,400
Johnson Matthey plc	13,759	261,251
Kazakhmys plc	12,230	127,485
Kingfisher plc	154,169	451,957
Ladbrokes plc	41,565	126,606
Land Securities Group plc (REIT)	49,070	381,762
Legal & General Group plc	380,834	355,900
Liberty International plc (REIT)	27,718	181,969
Lloyds Banking Group plc	3,247,819	3,737,751
London Stock Exchange Group plc	8,502	98,523
Lonmin plc	8,215	159,130
Man Group plc	210,320	965,338
Marks & Spencer Group plc	206,014	1,039,776
National Grid plc	152,410	1,374,595
Next plc	12,632	306,120
Old Mutual plc	316,573	421,552
Pearson plc	48,371	485,866
Prudential plc	275,368	1,873,704
Randgold Resources Ltd	4,697	302,002
Reckitt Benckiser Group plc	111,947	5,101,882
Reed Elsevier plc	69,181	515,833
Rexam plc	38,208	179,358
Rio Tinto plc	61,416	2,138,084
Rolls-Royce Group plc*	219,003	1,305,822
Royal Bank of Scotland Group plc*	1,015,640	645,872
RSA Insurance Group plc	757,134	1,502,373
SABMiller plc	56,919	1,158,717
Sage Group plc	83,932	246,496
Schroders plc	7,877	106,627
Scottish & Southern Energy plc	58,033	1,089,545
Segro plc (REIT)	347,710	139,244
Serco Group plc	27,788	193,059
Severn Trent plc	15,119	272,701
Shire plc	32,863	453,254
Smith & Nephew plc	57,079	423,170
Smiths Group plc	22,229	257,254
Standard Chartered plc	181,591	3,420,193
Standard Life plc	136,079	416,687
Tesco plc	1,215,544	7,084,944
Thomas Cook Group plc	27,505	93,279
Thomson Reuters plc	12,343	352,186
Tomkins plc	56,667	138,476
TUI Travel plc	347,863	1,330,031
Tullow Oil plc	48,205	745,791
Unilever plc	82,758	1,941,986
United Utilities Group plc	44,265	362,557
Vedanta Resources plc	8,241	175,413
Vodafone Group plc	11,739,697	22,692,525
Whitbread plc	9,577	128,907
Wm. Morrison Supermarkets plc	223,560	871,123

	Number of Shares	Value (Note 1)
Wolseley plc*	102,638	$1,962,186
WPP plc	164,577	1,094,617

		171,646,635

United States (0.2%)
NII Holdings, Inc.*	78,282	1,492,838
Synthes, Inc.	3,963	383,621

		1,876,459

Total Common Stocks (96.9%) (Cost $1,040,394,823)		1,050,140,448

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Rio Tinto Ltd., expiring 7/1/09*	12,394	210,728

France (0.0%)
Casino Guichard Perrachon S.A., expiring 7/10/09*	2,614	10,084

Italy (0.0%)
Banca Popolare di Milano S.c.a.r.l., expiring 7/3/09*	25,270	4
Unione di Banche Italiane S.c.p.A., expiring 7/10/09*	34,990	2,390

		2,394

Norway (0.0%)
Renewable Energy Corp. A/S, expiring 7/13/09*	6,052	21,647

Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/16/09*	50,388	6,958
Neptune Orient Lines Ltd., expiring 7/8/09*	45,000	5,437

		12,395

United Kingdom (0.0%)
Rio Tinto plc, expiring 7/1/09*	32,242	370,251

Total Rights (0.0%) (Cost $589,775)		627,499

	Number of Warrants	Value (Note 1)
WARRANTS:
Italy (0.0%)
Unione di Banche Italiane S.c.p.A., expiring 6/30/11*	34,990	2,700

Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 12/31/49*	20,155	—

Total Warrants (0.0%) (Cost $—)		2,700

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.0%)
BBVA Senior Finance S.A. 0.69%, 3/12/10(l)	$1,850,000	1,825,449
Deutsche Bank Securities, Inc., Repurchase Agreement 0.09%, 7/1/09(r)(u)	13,000,666	13,000,666
General Electric Capital Corp. 0.40%, 3/12/10(l)	340,000	334,315

See Notes to Financial Statements. 95

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Lehman Brothers Holdings, Inc. 0.00%, 8/21/09(h)(l)(s)	$2,109,986	$311,223
Monumental Global Funding II 0.43%, 5/26/10(l)	3,960,000	3,811,500
Pricoa Global Funding I 0.40%, 6/25/10(l)	2,529,747	2,331,422

Total Short-Term Investments of Cash Collateral for Securities Loaned		21,614,575

Time Deposit (2.0%)
JPMorgan Chase Nassau 0.000%, 7/1/09	21,614,071	21,614,071

Total Short-Term Investments (4.0%)
(Cost/Amortized Cost $45,404,470)		43,228,646

Total Investments (100.9%)
(Cost/Amortized Cost $1,086,389,068)		1,093,999,293
Other Assets Less Liabilities (-0.9%)		(10,127,519)

Net Assets (100%)		$1,083,871,774

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $210,619 or 0.0% of net assets) at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $489,958 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(s)	Issuer in bankruptcy.
(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% –5.500%, maturing 4/15/23 – 7/19/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 – 7/25/38.

Glossary:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
PPS	— Price Protected Share

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
Dow Jones EURO Stoxx 50 Index	55	September-09	$1,874,353	$1,850,219	$(24,134)
E-Mini MSCI EAFE Index	168	September-09	11,363,125	10,944,360	(418,765)

					$(442,899)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements. 96

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$4,118,812	$92,227,447	$–	$96,346,259
Consumer Staples	321,981	91,417,115	–	91,739,096
Energy	28,496,761	85,042,699	–	113,539,460
Financials	15,002,058	244,880,449	44,532	259,927,039
Health Care	8,274,170	82,916,380	–	91,190,550
Industrials	1,955,392	121,736,518	166,087	123,857,997
Information Technology	13,336,972	49,028,880	–	62,365,852
Materials	20,936,409	62,024,805	–	82,961,214
Telecommunication Services	4,057,370	77,160,787	–	81,218,157
Utilities	–	46,994,824	–	46,994,824
Rights
Consumer Staples	–	17,042	–	17,042
Financials	–	2,394	–	2,394
Industrials	–	27,084	–	27,084
Materials	–	580,979	–	580,979
Short-Term Investments	–	43,228,646	–	43,228,646
Warrants
Consumer Staples	–	–	–	–
Financials	–	2,700	–	2,700
Total Asset	$96,499,925	$997,288,749	$210,619	$1,093,999,293
Liability:
Futures	$(442,900)	$–	$–	$(442,900)
Total Liability	$(442,900)	$–	$–	$(442,900)
Total	$96,057,025	$997,288,749	$210,619	$1,093,556,393

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$20,733,155	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(20,688,623)	—

Balance as of 6/30/09	$44,532	$—

	Investments in Securities-Industrials	Other Investments*
Balance as of 12/31/08	$10,230,491	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(10,064,404)	—

Balance as of 6/30/09	$166,087	$—

See Notes to Financial Statements. 97

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Investments in Securities-Materials	Other Investments*
Balance as of 12/31/08	$62,042	$—
Total gains or losses (realized/unrealized) included in earnings	570,592	—
Purchases, sales, issuances, and settlements (net)	(632,634)	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$—	$—

	Investments in Securities- Telecommunication Services	Other Investments*
Balance as of 12/31/08	$7,997,044	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(7,997,044)	—

Balance as of 6/30/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$41,889	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(442,899	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(442,899)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements. 98

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	(8,646,553)	–	(8,646,553)
Credit contracts	–	–	–	–	–
Equity contracts	–	1,643,366	–	–	1,643,366
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$1,643,366	$(8,646,553)	$–	$(7,003,187)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	890,503	–	890,503
Credit contracts	–	–	–	–	–
Equity contracts	–	(427,429)	–	–	(427,429)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(427,429)	$890,503	$–	$463,074

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$793,812,401

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,470,681,020

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$106,179,538
Aggregate gross unrealized depreciation	(187,372,081)

Net unrealized depreciation	$(81,192,543)

Federal income tax cost of investments	$1,175,191,836

At June 30, 2009, the Portfolio had loaned securities with a total value of $22,426,399. This was secured by collateral of $23,790,400 which was received as cash and subsequently invested in short-term investments currently valued at $21,614,575, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $53,227, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $154,814,122 which expires in the year 2016.

See Notes to Financial Statements. 99

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.7%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	8,300	$93,458
Johnson Controls, Inc.	23,300	506,076
Magna International, Inc., Class A	10,045	424,301

		1,023,835

Automobiles (0.1%)
Ford Motor Co.*	126,000	764,820
Harley-Davidson, Inc.	8,400	136,164

		900,984

Distributors (0.0%)
Genuine Parts Co.	5,900	198,004

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	4,100	291,592
DeVry, Inc.	2,300	115,092
H&R Block, Inc.	12,700	218,821

		625,505

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	16,600	427,782
Darden Restaurants, Inc.	5,000	164,900
International Game Technology	11,400	181,260
Life Time Fitness, Inc.*^	81,920	1,639,219
Marriott International, Inc., Class A	11,743	259,172
McDonald’s Corp.	46,965	2,700,018
Starbucks Corp.*	27,800	386,142
Starwood Hotels & Resorts Worldwide, Inc.^	70,315	1,560,993
Wyndham Worldwide Corp.	6,800	82,416
Wynn Resorts Ltd.*^	15,881	560,599
Yum! Brands, Inc.	17,600	586,784

		8,549,285

Household Durables (0.2%)
Black & Decker Corp.	2,200	63,052
Centex Corp.	3,700	31,302
D.R. Horton, Inc.^	26,700	249,912
Fortune Brands, Inc.	5,600	194,544
Harman International Industries, Inc.	3,300	62,040
KB Home	2,200	30,096
Leggett & Platt, Inc.	6,900	105,087
Lennar Corp., Class A	4,700	45,543
Newell Rubbermaid, Inc.	10,200	106,182
NVR, Inc.*	350	175,837
Pulte Homes, Inc.	7,200	63,576
Snap-On, Inc.	2,100	60,354
Stanley Works	3,400	115,056
Whirlpool Corp.	2,900	123,424

		1,426,005

Internet & Catalog Retail (0.7%)
Amazon.com, Inc.*	12,400	1,037,384
Expedia, Inc.*	7,700	116,347
Liberty Media Corp., Interactive, Class A*	41,651	208,672
priceline.com, Inc.*^	31,423	3,505,235

		4,867,638

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	7,900	23,384
Hasbro, Inc.	4,400	106,656
Mattel, Inc.	14,300	229,515

		359,555

Media (4.5%)
CBS Corp., Class B^	248,775	1,721,523

	Number of Shares	Value (Note 1)
Comcast Corp., Class A	418,914	$5,954,930
DIRECTV Group, Inc.*^	342,363	8,459,790
DISH Network Corp., Class A*	279,940	4,537,827
Gannett Co., Inc.	12,900	46,053
Interpublic Group of Cos., Inc.*	21,200	107,060
McGraw-Hill Cos., Inc.	12,200	367,342
Meredith Corp.	2,000	51,100
New York Times Co., Class A	6,600	36,366
News Corp., Class A	257,400	2,344,914
Omnicom Group, Inc.	12,200	385,276
Scripps Networks Interactive, Inc., Class A	4,000	111,320
Time Warner Cable, Inc.	26,316	833,428
Time Warner, Inc.	97,914	2,466,454
Viacom, Inc., Class B*	53,510	1,214,677
Walt Disney Co.	78,500	1,831,405
Washington Post Co., Class B	200	70,436

		30,539,901

Multiline Retail (0.5%)
Big Lots, Inc.*	3,000	63,090
Family Dollar Stores, Inc.	5,100	144,330
J.C. Penney Co., Inc.	8,700	249,777
Kohl’s Corp.*	11,600	495,900
Macy’s, Inc.	63,145	742,585
Nordstrom, Inc.	6,500	129,285
Sears Holdings Corp.*	2,100	139,692
Target Corp.	29,000	1,144,630

		3,109,289

Specialty Retail (1.3%)
Abercrombie & Fitch Co., Class A	3,400	86,326
AutoNation, Inc.*^	35,000	607,250
AutoZone, Inc.*	1,500	226,665
Bed Bath & Beyond, Inc.*	10,300	316,725
Best Buy Co., Inc.	12,800	428,672
Foot Locker, Inc.^	30,300	317,241
GameStop Corp., Class A*	6,500	143,065
Gap, Inc.	38,300	628,120
Home Depot, Inc.	81,200	1,918,756
Limited Brands, Inc.^	31,890	381,723
Lowe’s Cos., Inc.	87,095	1,690,514
Office Depot, Inc.*	15,500	70,680
O’Reilly Automotive, Inc.*	5,000	190,400
RadioShack Corp.	4,000	55,840
Sherwin-Williams Co.	3,800	204,250
Staples, Inc.	27,200	548,624
Tiffany & Co.	5,000	126,800
TJX Cos., Inc.	15,800	497,068

		8,438,719

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	12,600	338,688
Jones Apparel Group, Inc.^	33,460	359,026
NIKE, Inc., Class B	65,390	3,385,894
Polo Ralph Lauren Corp.	2,300	123,142
VF Corp.^	6,100	337,635

		4,544,385

Total Consumer Discretionary		64,583,105

Consumer Staples (9.9%)
Beverages (2.8%)
Brown-Forman Corp., Class B	3,500	150,430
Coca-Cola Co.	156,160	7,494,119
Coca-Cola Enterprises, Inc.	65,320	1,087,578
Constellation Brands, Inc., Class A*	6,700	84,956
Dr. Pepper Snapple Group, Inc.*	228,965	4,851,768

See Notes to Financial Statements. 100

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Brewing Co., Class B	5,700	$241,281
Pepsi Bottling Group, Inc.	23,900	808,776
PepsiCo, Inc.	79,300	4,358,328

		19,077,236

Food & Staples Retailing (2.7%)
Costco Wholesale Corp.	16,500	754,050
CVS Caremark Corp.^	117,932	3,758,493
Kroger Co.	35,300	778,365
Rite Aid Corp.*	1,784,210	2,694,157
Safeway, Inc.^	29,100	592,767
SUPERVALU, Inc.	8,200	106,190
Sysco Corp.	35,100	789,048
Walgreen Co.	38,000	1,117,200
Wal-Mart Stores, Inc.	148,585	7,197,457
Whole Foods Market, Inc.	6,200	117,676

		17,905,403

Food Products (1.4%)
Archer-Daniels-Midland Co.	66,400	1,777,527
Bunge Ltd.^	10,300	620,575
Campbell Soup Co.	7,900	232,418
ConAgra Foods, Inc.	39,000	743,340
Dean Foods Co.*	7,300	140,087
Del Monte Foods Co.	23,555	220,946
General Mills, Inc.	21,480	1,203,310
H.J. Heinz Co.	11,900	424,830
Hershey Co.	6,700	241,200
Hormel Foods Corp.	3,100	107,074
J.M. Smucker Co.	4,600	223,836
Kellogg Co.	9,800	456,386
Kraft Foods, Inc., Class A	69,400	1,758,596
McCormick & Co., Inc. (Non-Voting)	5,300	172,409
Sara Lee Corp.	27,400	267,424
Tyson Foods, Inc., Class A	35,970	453,582

		9,043,540

Household Products (1.5%)
Clorox Co.	5,400	301,482
Colgate-Palmolive Co.	19,500	1,379,430
Kimberly-Clark Corp.	24,095	1,263,301
Procter & Gamble Co.	139,471	7,126,968

		10,071,181

Personal Products (0.1%)
Avon Products, Inc.	16,700	430,526
Estee Lauder Cos., Inc., Class A	4,700	153,549

		584,075

Tobacco (1.4%)
Altria Group, Inc.	132,743	2,175,658
Lorillard, Inc.	16,000	1,084,320
Philip Morris International, Inc.	118,143	5,153,397
Reynolds American, Inc.	19,580	756,180

		9,169,555

Total Consumer Staples		65,850,990

Energy (10.1%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	11,700	426,348
BJ Services Co.	10,900	148,567
Cameron International Corp.*	8,400	237,720
Diamond Offshore Drilling, Inc.	2,700	224,235
ENSCO International, Inc.^	11,600	404,492
FMC Technologies, Inc.*	4,800	180,384
Halliburton Co.	34,300	710,010
Nabors Industries Ltd.*	10,900	169,822
National Oilwell Varco, Inc.*	15,900	519,294
Rowan Cos., Inc.	4,100	79,212
Schlumberger Ltd.	46,300	2,505,293
Smith International, Inc.	8,400	216,300

	Number of Shares	Value (Note 1)
Transocean Ltd.*	23,460	$1,742,843

		7,564,520

Oil, Gas & Consumable Fuels (9.0%)
Anadarko Petroleum Corp.	19,100	866,949
Apache Corp.	49,234	3,552,233
BP plc (ADR)^	10,700	510,176
Cabot Oil & Gas Corp.	4,200	128,688
Chesapeake Energy Corp.	21,700	430,311
Chevron Corp.	97,600	6,466,000
ConocoPhillips	152,240	6,403,214
Consol Energy, Inc.	7,000	237,720
Denbury Resources, Inc.*	9,400	138,462
Devon Energy Corp.	27,700	1,509,650
El Paso Corp.	27,800	256,594
EOG Resources, Inc.	42,132	2,861,605
Exxon Mobil Corp.	222,310	15,541,693
Gazprom OAO (ADR)	165,840	3,369,475
Hess Corp.	61,192	3,289,070
Marathon Oil Corp.	196,070	5,907,589
Massey Energy Co.	3,800	74,252
Murphy Oil Corp.	7,200	391,104
Nexen, Inc.	14,600	316,090
Noble Energy, Inc.	6,700	395,099
Occidental Petroleum Corp.	45,300	2,981,193
Peabody Energy Corp.	10,400	313,664
Pioneer Natural Resources Co.	4,600	117,300
Range Resources Corp.	6,100	252,601
Royal Dutch Shell plc (ADR), Class A	12,845	644,691
Southwestern Energy Co.*	13,000	505,050
Spectra Energy Corp.	25,400	429,768
Sunoco, Inc.	4,600	106,720
Tesoro Corp.	6,100	77,653
Valero Energy Corp.	22,000	371,580
Williams Cos., Inc.	22,500	351,225
XTO Energy, Inc.	22,100	842,894

		59,640,313

Total Energy		67,204,833

Financials (13.8%)
Capital Markets (3.7%)
Ameriprise Financial, Inc.	10,200	247,554
Bank of New York Mellon Corp.	46,100	1,351,191
Charles Schwab Corp.	85,400	1,497,916
Credit Suisse Group AG (ADR)	30,715	1,404,597
Deutsche Bank AG (Registered)	10,600	646,600
E*TRADE Financial Corp.*	31,700	40,576
Federated Investors, Inc., Class B	3,500	84,315
Franklin Resources, Inc.	5,900	424,859
Goldman Sachs Group, Inc.	74,236	10,945,356
Invesco Ltd.	16,200	288,684
Janus Capital Group, Inc.	7,000	79,800
Legg Mason, Inc.	5,700	138,966
Morgan Stanley^	192,338	5,483,556
Northern Trust Corp.	9,300	499,224
State Street Corp.	19,000	896,800
T. Rowe Price Group, Inc.	9,700	404,199

		24,434,193

Commercial Banks (3.2%)
BB&T Corp.	24,900	547,302
Comerica, Inc.	5,400	114,210
Fifth Third Bancorp	375,277	2,664,467
First Horizon National Corp.*	8,953	107,438
Huntington Bancshares, Inc./Ohio	20,600	86,108
KeyCorp	27,300	143,052
M&T Bank Corp.	3,300	168,069
Marshall & Ilsley Corp.	15,400	73,920

See Notes to Financial Statements. 101

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi UFJ Financial Group, Inc.	669,600	$4,116,160
PNC Financial Services Group, Inc.	17,700	686,937
Regions Financial Corp.	88,100	355,924
SunTrust Banks, Inc.	17,900	294,455
U.S. Bancorp	383,950	6,880,384
Wells Fargo & Co.	198,500	4,815,610
Zions Bancorporation	3,900	45,084

		21,099,120

Consumer Finance (0.3%)
American Express Co.	45,800	1,064,392
Capital One Financial Corp.	24,845	543,609
Discover Financial Services	17,400	178,698
SLM Corp.*	18,000	184,860

		1,971,559

Diversified Financial Services (2.1%)
Bank of America Corp.	311,800	4,115,760
CIT Group, Inc.	12,600	27,090
Citigroup, Inc.	208,800	620,136
CME Group, Inc.	2,600	808,886
IntercontinentalExchange, Inc.*	2,700	308,448
JPMorgan Chase & Co.	184,600	6,296,706
Leucadia National Corp.*	7,400	156,066
Moody’s Corp.	7,600	200,260
NASDAQ OMX Group, Inc.*	5,100	108,681
NYSE Euronext	48,575	1,323,669

		13,965,702

Insurance (3.9%)
ACE Ltd.	140,626	6,219,887
Aflac, Inc.	18,100	562,729
Allstate Corp.	41,500	1,012,600
American International Group, Inc.	95,900	111,244
Aon Corp.	10,900	412,783
Assurant, Inc.	4,800	115,632
Chubb Corp.	13,600	542,368
Cincinnati Financial Corp.	6,300	140,805
Genworth Financial, Inc., Class A	58,175	406,643
Hartford Financial Services Group, Inc.^	214,078	2,541,106
Lincoln National Corp.	48,000	826,080
Loews Corp.	14,200	389,080
Marsh & McLennan Cos., Inc.	20,600	414,678
MBIA, Inc.*	5,300	22,949
MetLife, Inc.	56,100	1,683,561
Principal Financial Group, Inc.	11,500	216,660
Progressive Corp.*	26,300	397,393
Prudential Financial, Inc.	18,100	673,682
Swiss Reinsurance (Registered)	68,020	2,250,472
Torchmark Corp.^	9,900	366,696
Transatlantic Holdings, Inc.	110,700	4,796,631
Travelers Cos., Inc.	35,700	1,465,128
Unum Group	25,900	410,774
XL Capital Ltd., Class A	53,645	614,772

		26,594,353

Real Estate Investment Trusts (REITs) (0.5%)
Apartment Investment & Management Co. (REIT), Class A	6,700	59,295
AvalonBay Communities, Inc. (REIT)	3,100	173,414
Boston Properties LP (REIT)	5,400	257,580
Developers Diversified Realty Corp. (REIT)	485	2,367
Equity Residential (REIT)	10,500	233,415
HCP, Inc. (REIT)	10,900	230,971
Health Care REIT, Inc. (REIT)	4,400	150,040
Host Hotels & Resorts, Inc. (REIT)	24,400	204,716
Kimco Realty Corp. (REIT)	12,900	129,645

	Number of Shares	Value (Note 1)
Plum Creek Timber Co., Inc. (REIT)	6,100	$181,658
ProLogis (REIT)	17,200	138,632
Public Storage (REIT)	4,700	307,756
Simon Property Group, Inc. (REIT)	10,746	552,667
Ventas, Inc. (REIT)	5,600	167,216
Vornado Realty Trust (REIT)	6,249	281,392

		3,070,764

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	8,700	81,432

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	20,200	268,458
People’s United Financial, Inc.	13,700	206,048

		474,506

Total Financials		91,691,629

Health Care (14.6%)
Biotechnology (3.1%)
Amgen, Inc.*	48,300	2,557,002
Biogen Idec, Inc.*	11,100	501,165
Celgene Corp.*	77,270	3,696,597
Cephalon, Inc.*	2,700	152,955
Genzyme Corp.*	10,400	578,968
Gilead Sciences, Inc.*	235,465	11,029,181
OSI Pharmaceuticals, Inc.*^	74,279	2,096,896

		20,612,764

Health Care Equipment & Supplies (2.4%)
Alcon, Inc.	13,660	1,586,199
Baxter International, Inc.	71,630	3,793,525
Becton, Dickinson & Co.	9,200	656,052
Boston Scientific Corp.*	57,200	580,008
C.R. Bard, Inc.	3,900	290,355
Covidien plc	54,405	2,036,923
DENTSPLY International, Inc.	5,800	177,016
Hospira, Inc.*	6,500	250,380
Intuitive Surgical, Inc.*	1,500	245,490
Medtronic, Inc.	43,000	1,500,270
St. Jude Medical, Inc.*	13,100	538,410
Stryker Corp.	9,500	377,530
Varian Medical Systems, Inc.*^	111,148	3,905,741
Zimmer Holdings, Inc.*	8,800	374,880

		16,312,779

Health Care Providers & Services (1.8%)
Aetna, Inc.	17,500	438,375
AmerisourceBergen Corp.	12,000	212,880
Cardinal Health, Inc.	21,600	659,880
CIGNA Corp.	10,400	250,536
Community Health Systems, Inc.*^	82,422	2,081,156
Coventry Health Care, Inc.*	5,500	102,905
DaVita, Inc.*	3,800	187,948
Express Scripts, Inc.*	10,400	715,000
Humana, Inc.*	6,900	222,594
Laboratory Corp. of America Holdings*	4,000	271,160
McKesson Corp.	10,500	462,000
Medco Health Solutions, Inc.*	18,900	862,029
Patterson Cos., Inc.*	3,400	73,780
Quest Diagnostics, Inc.	6,200	349,866
Tenet Healthcare Corp.*	23,400	65,988
UnitedHealth Group, Inc.	171,716	4,289,465
WellPoint, Inc.*	18,700	951,643

		12,197,205

Health Care Technology (0.4%)
Eclipsys Corp.*^	130,392	2,318,370

See Notes to Financial Statements. 102

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
IMS Health, Inc.	6,100	$77,470

		2,395,840

Life Sciences Tools & Services (1.1%)
Life Technologies Corp.*	6,700	279,524
Millipore Corp.*	2,100	147,441
PerkinElmer, Inc.	4,200	73,080
Thermo Fisher Scientific, Inc.*	160,000	6,523,200
Waters Corp.*	3,900	200,733

		7,223,978

Pharmaceuticals (5.8%)
Abbott Laboratories, Inc.	72,800	3,424,512
Allergan, Inc.	11,700	556,686
AstraZeneca plc (ADR)^	10,605	468,105
Bristol-Myers Squibb Co.	117,060	2,377,489
Eli Lilly & Co.^	234,200	8,112,687
Forest Laboratories, Inc.*	11,300	283,743
GlaxoSmithKline plc (ADR)	12,950	457,653
Johnson & Johnson	135,850	7,716,280
King Pharmaceuticals, Inc.*	9,500	91,485
Merck & Co., Inc.	122,300	3,419,508
Mylan, Inc.*	10,800	140,940
Novartis AG (ADR)	12,075	492,539
Pfizer, Inc.	377,700	5,665,500
Schering-Plough Corp.	121,000	3,039,520
Watson Pharmaceuticals, Inc.*	3,900	131,391
Wyeth	51,600	2,342,124

		38,720,162

Total Health Care		97,462,728

Industrials (6.4%)
Aerospace & Defense (2.4%)
Boeing Co.	151,190	6,425,575
General Dynamics Corp.	14,800	819,772
Goodrich Corp.	4,900	244,853
Honeywell International, Inc.	29,000	910,600
ITT Corp.	8,500	378,250
L-3 Communications Holdings, Inc.	4,600	319,148
Lockheed Martin Corp.	15,600	1,258,140
Northrop Grumman Corp.	49,495	2,260,932
Precision Castparts Corp.	5,300	387,059
Raytheon Co.	25,800	1,146,294
Rockwell Collins, Inc.	6,100	254,553
United Technologies Corp.	44,400	2,307,024

		16,712,200

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	6,600	344,190
Expeditors International of Washington, Inc.	8,300	276,722
FedEx Corp.	11,900	661,878
United Parcel Service, Inc., Class B	38,600	1,929,614

		3,212,404

Airlines (0.0%)
Southwest Airlines Co.	29,500	198,535

Building Products (0.1%)
Masco Corp.^	43,600	417,688

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	4,500	115,560
Cintas Corp.	4,700	107,348
Iron Mountain, Inc.*	7,000	201,250
Pitney Bowes, Inc.	8,300	182,019
R.R. Donnelley & Sons Co.	7,400	85,988
Republic Services, Inc.	12,800	312,448
Stericycle, Inc.*	3,100	159,743

	Number of Shares	Value (Note 1)
Waste Management, Inc.	18,700	$526,592

		1,690,948

Construction & Engineering (0.1%)
Fluor Corp.	7,100	364,159
Jacobs Engineering Group, Inc.*	4,500	189,405
Quanta Services, Inc.*	7,500	173,475

		727,039

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A^	17,500	543,375
Emerson Electric Co.	29,100	942,840
Rockwell Automation, Inc.	5,300	170,236

		1,656,451

Industrial Conglomerates (1.0%)
3M Co.	26,700	1,604,670
General Electric Co.	408,500	4,787,620
Textron, Inc.	10,900	105,294

		6,497,584

Machinery (1.2%)
Caterpillar, Inc.^	33,000	1,090,320
Cummins, Inc.	7,700	271,117
Danaher Corp.^	50,224	3,100,830
Deere & Co.	16,300	651,185
Dover Corp.	20,725	685,790
Eaton Corp.	6,400	285,504
Flowserve Corp.	2,100	146,601
Illinois Tool Works, Inc.	15,000	560,100
Ingersoll-Rand plc, Class A*^	15,800	330,220
Manitowoc Co., Inc.	7,300	38,398
PACCAR, Inc.	14,100	458,391
Pall Corp.	4,900	130,144
Parker Hannifin Corp.	6,200	266,352

		8,014,952

Professional Services (0.1%)
Dun & Bradstreet Corp.	2,200	178,662
Equifax, Inc.	4,500	117,450
Monster Worldwide, Inc.*	5,600	66,136
Robert Half International, Inc.	6,300	148,806

		511,054

Road & Rail (0.4%)
Burlington Northern Santa Fe Corp.	10,700	786,878
CSX Corp.	15,700	543,691
Norfolk Southern Corp.	14,100	531,147
Ryder System, Inc.	1,900	53,048
Union Pacific Corp.	19,300	1,004,758

		2,919,522

Trading Companies & Distributors (0.1%)
Fastenal Co.	5,200	172,484
W.W. Grainger, Inc.	2,600	212,888

		385,372

Total Industrials		42,943,749

Information Technology (22.1%)
Communications Equipment (3.4%)
Ciena Corp.*	5,100	52,785
Cisco Systems, Inc.*	251,700	4,691,688
Harris Corp.	4,900	138,964
JDS Uniphase Corp.*	8,500	48,620
Juniper Networks, Inc.*	93,255	2,200,818
Motorola, Inc.	225,900	1,497,717
Nokia Oyj (ADR)^	76,200	1,110,996
QUALCOMM, Inc.^	134,706	6,088,711
Research In Motion Ltd.*	95,939	6,816,466
Telefonaktiebolaget LM Ericsson (ADR)^	19,300	188,754

See Notes to Financial Statements. 103

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Tellabs, Inc.*	15,200	$87,096

		22,922,615

Computers & Peripherals (5.6%)
Apple, Inc.*	90,026	12,822,402
Dell, Inc.*	518,120	7,113,788
EMC Corp.*	77,400	1,013,940
Hewlett-Packard Co.	101,300	3,915,245
International Business Machines Corp.	103,975	10,857,070
Lexmark International, Inc., Class A*	2,800	44,380
NetApp, Inc.*	12,700	250,444
QLogic Corp.*	4,200	53,256
SanDisk Corp.*	9,200	135,148
Sun Microsystems, Inc.*	28,900	266,458
Teradata Corp.*	6,300	147,609
Western Digital Corp.*^	29,010	768,765

		37,388,505

Electronic Equipment, Instruments & Components (1.6%)
Agilent Technologies, Inc.*	13,500	274,185
Amphenol Corp., Class A^	69,060	2,185,058
AU Optronics Corp. (ADR)^	73,325	709,786
Corning, Inc.	413,677	6,643,653
FLIR Systems, Inc.*	6,100	137,616
Jabil Circuit, Inc.	9,400	69,748
Molex, Inc.	5,400	83,970
Tyco Electronics Ltd.^	33,700	626,483

		10,730,499

Internet Software & Services (2.0%)
Akamai Technologies, Inc.*	6,500	124,670
eBay, Inc.*	194,651	3,334,372
Google, Inc., Class A*	21,120	8,903,980
VeriSign, Inc.*	7,400	136,752
Yahoo!, Inc.*	53,200	833,112

		13,332,886

IT Services (3.1%)
Affiliated Computer Services, Inc., Class A*	3,700	164,354
Amdocs Ltd.*	173,620	3,724,149
Automatic Data Processing, Inc.	19,400	687,536
Cognizant Technology Solutions Corp., Class A*	10,900	291,030
Computer Sciences Corp.*	6,000	265,800
Convergys Corp.*	3,500	32,480
Fidelity National Information Services, Inc.	7,400	147,704
Fiserv, Inc.*	110,700	5,058,990
Infosys Technologies Ltd. (ADR)^	88,000	3,236,640
Mastercard, Inc., Class A	2,800	468,468
Paychex, Inc.	134,240	3,382,848
Total System Services, Inc.	6,800	91,052
Visa, Inc., Class A	33,200	2,067,032
Western Union Co.	68,837	1,128,927

		20,747,010

Office Electronics (0.0%)
Xerox Corp.	34,600	224,208

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	24,100	93,267
Altera Corp.	11,500	187,220
Analog Devices, Inc.	11,600	287,448
Applied Materials, Inc.	51,300	562,761
Broadcom Corp., Class A*	16,200	401,598
Cypress Semiconductor Corp.*^	53,477	491,988
Intel Corp.	216,300	3,579,765
KLA-Tencor Corp.	6,300	159,075
Linear Technology Corp.	8,500	198,475

	Number of Shares	Value (Note 1)
LSI Corp.*	28,700	$130,872
MEMC Electronic Materials, Inc.*	8,700	154,947
Microchip Technology, Inc.	7,300	164,615
Micron Technology, Inc.*	33,400	169,004
National Semiconductor Corp.	6,600	82,830
Novellus Systems, Inc.*	3,500	58,450
Nvidia Corp.*	20,700	233,703
ON Semiconductor Corp.*	303,772	2,083,876
Teradyne, Inc.*	9,500	65,170
Texas Instruments, Inc.	49,200	1,047,960
Xilinx, Inc.	10,600	216,876

		10,369,900

Software (4.8%)
Adobe Systems, Inc.*	20,200	571,660
ANSYS, Inc.*^	81,800	2,548,888
Autodesk, Inc.*	9,100	172,718
BMC Software, Inc.*	7,100	239,909
CA, Inc.	14,700	256,221
Citrix Systems, Inc.*	6,900	220,041
Compuware Corp.*	8,900	61,054
Electronic Arts, Inc.*	12,800	278,016
Intuit, Inc.*	12,500	352,000
McAfee, Inc.*	5,900	248,921
Microsoft Corp.^	748,236	17,785,570
Nintendo Co., Ltd. (ADR)	38,320	1,320,890
Novell, Inc.*	11,900	53,907
Oracle Corp.	295,021	6,319,350
Salesforce.com, Inc.*	4,000	152,680
Symantec Corp.*	82,600	1,285,256

		31,867,081

Total Information Technology		147,582,704

Materials (2.2%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	8,000	516,720
CF Industries Holdings, Inc.	1,700	126,038
Dow Chemical Co.	41,000	661,740
E.I. du Pont de Nemours & Co.	70,400	1,803,648
Eastman Chemical Co.^	14,245	539,886
Ecolab, Inc.	6,700	261,233
International Flavors & Fragrances, Inc.	2,700	88,344
Monsanto Co.	39,145	2,910,039
PPG Industries, Inc.	6,500	285,350
Praxair, Inc.	11,800	838,626
Sigma-Aldrich Corp.	4,800	237,888
Syngenta AG (ADR)	37,371	1,738,499

		10,008,011

Construction Materials (0.0%)
Vulcan Materials Co.	4,900	211,190

Containers & Packaging (0.1%)
Ball Corp.	3,800	171,608
Bemis Co., Inc.	4,400	110,880
Owens-Illinois, Inc.*	6,400	179,264
Pactiv Corp.*	4,800	104,160
Sealed Air Corp.	7,000	129,150
Sonoco Products Co.	5,900	141,305

		836,367

Metals & Mining (0.4%)
AK Steel Holding Corp.	4,300	82,517
Alcoa, Inc.	37,600	388,408
Allegheny Technologies, Inc.	4,300	150,199
Freeport-McMoRan Copper & Gold, Inc.	15,700	786,727
Newmont Mining Corp.	18,600	760,182

See Notes to Financial Statements. 104

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Nucor Corp.	11,900	$528,717
Titanium Metals Corp.	4,800	44,112
United States Steel Corp.	5,700	203,718

		2,944,580

Paper & Forest Products (0.1%)
International Paper Co.	17,000	257,210
MeadWestvaco Corp.	6,300	103,383
Weyerhaeuser Co.	8,200	249,526

		610,119

Total Materials		14,610,267

Telecommunication Services (3.8%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	459,800	11,421,432
CenturyTel, Inc.	3,900	119,730
Embarq Corp.	5,500	231,330
Frontier Communications Corp.	13,800	98,532
Qwest Communications International, Inc.	56,300	233,645
Verizon Communications, Inc.	122,000	3,749,060
Windstream Corp.	17,100	142,956

		15,996,685

Wireless Telecommunication Services (1.4%)
American Tower Corp., Class A*	15,100	476,103
China Mobile Ltd.	272,800	2,735,463
Crown Castle International Corp.*	168,986	4,059,044
MetroPCS Communications, Inc.*	9,700	129,107
Sprint Nextel Corp.*	290,300	1,396,343
Vodafone Group plc (ADR)	25,800	502,842

		9,298,902

Total Telecommunication Services		25,295,587

Utilities (2.8%)
Electric Utilities (1.8%)
Allegheny Energy, Inc.	6,800	174,420
American Electric Power Co., Inc.	18,300	528,687
Duke Energy Corp.	48,900	713,451
Edison International	12,600	396,396
Entergy Corp.	75,204	5,829,815
Exelon Corp.	25,300	1,295,613
FirstEnergy Corp.	11,600	449,500
FPL Group, Inc.	16,000	909,760
Northeast Utilities	6,800	151,708
Pepco Holdings, Inc.	8,400	112,896
Pinnacle West Capital Corp.	3,500	105,525
PPL Corp.	14,200	468,032
Progress Energy, Inc.	10,700	404,781
Southern Co.	30,300	944,148

		12,484,732

Gas Utilities (0.1%)
EQT Corp.	5,300	185,023
Nicor, Inc.	1,600	55,392
Questar Corp.	6,700	208,102

		448,517

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	26,600	308,826
Constellation Energy Group, Inc.	7,800	207,324
Dynegy, Inc., Class A*	28,500	64,695
RRI Energy, Inc.*^	45,045	225,675

		806,520

Multi-Utilities (0.8%)
Ameren Corp.	8,400	209,076
CenterPoint Energy, Inc.	13,500	149,580
CMS Energy Corp.^	33,875	409,210
Consolidated Edison, Inc.	10,400	389,168
Dominion Resources, Inc.	23,100	772,002

	Number of Shares	Value (Note 1)
DTE Energy Co.	6,600	$211,200
Integrys Energy Group, Inc.	3,400	101,966
NiSource, Inc.	43,400	506,044
PG&E Corp.	14,500	557,380
Public Service Enterprise Group, Inc.	19,300	629,759
SCANA Corp.	4,600	149,362
Sempra Energy	9,300	461,559
TECO Energy, Inc.	7,300	87,089
Wisconsin Energy Corp.	4,300	175,053
Xcel Energy, Inc.	17,500	322,175

		5,130,623

Total Utilities		18,870,392

Total Common Stocks (95.4%) (Cost $651,501,910)		636,095,984

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.0%)
Diversified Financial Services (0.0%)
CIT Group, Inc.
8.750%	18,520	323,359

Total Convertible Preferred Stocks (0.0%) (Cost $926,000)		323,359

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Chesapeake Energy Corp.
2.250%, 12/15/38	$609,000	373,774

Total Energy		373,774

Total Convertible Bonds		373,774

Corporate Bonds (1.9%)
Financials (1.6%)
Capital Markets (0.4%)
Goldman Sachs Capital II
5.793%, 12/31/49(l)	$4,355,000	2,654,155

Commercial Banks (0.3%)
Fifth Third Capital Trust IV
6.500%, 4/15/37(l)	526,000	320,303
USB Capital IX
6.189%, 12/31/49(l)	2,345,000	1,582,875

		1,903,178

Diversified Financial Services (0.9%)
CIT Group, Inc.
5.000%, 2/13/14^	322,900	191,758
5.000%, 2/1/15	470,900	277,364
5.400%, 1/30/16	930,400	525,368
5.850%, 9/15/16	258,200	145,768
General Electric Capital Corp.
6.375%, 11/15/67(l)	1,771,000	1,181,648
Goldman Sachs Capital III
1.438%, 12/31/49(l)	1,402,000	764,090
JPMorgan Chase Capital XXI
1.966%, 2/2/37(l)	1,438,000	761,467

See Notes to Financial Statements. 105

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
JPMorgan Chase Capital XXIII
1.883%, 5/15/47(l)	$3,999,000	$2,039,063

		5,886,526

Total Financials		10,443,859

Industrials (0.3%)
Road & Rail (0.3%)
Hertz Global Holdings, Inc.
5.250%, 6/1/14	1,975,000	2,271,250

Total Industrials		2,271,250

Total Long-Term Debt Securities (2.0%) (Cost $9,709,435)		13,088,883

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
0.16%, 9/10/09 #(p)	$1,335,000	1,334,566

Short-Term Investments of Cash Collateral for Securities Loaned (2.7%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	1,170,000	1,154,473
Deutsche Bank Securities, Inc., Repurchase Agreement
0.09%, 7/1/09 (r)(u)	12,623,168	12,623,168
General Electric Capital Corp.
0.40%, 3/12/10 (l)	210,000	206,488
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	1,319,991	194,699
Monumental Global Funding II
0.43%, 5/26/10 (l)	2,490,000	2,396,625
Pricoa Global Funding I
0.40%, 6/25/10 (l)	1,589,841	1,465,202

Total Short-Term Investments of Cash Collateral for Securities Loaned		18,040,655

Time Deposit (2.5%)
JPMorgan Chase Nassau
0.000%, 7/1/09	16,682,503	16,682,503

Total Short-Term Investments (5.4%) (Cost/Amortized Cost $37,420,108)		36,057,724

Total Investments (102.8%) (Cost/Amortized Cost $699,557,453)		685,565,950
Other Assets Less Liabilities (-2.8%)		(18,799,341)

Net Assets (100%)		$666,766,609

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009. (p) Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(s)	Issuer in bankruptcy.
(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% –5.500%, maturing 4/15/23 – 7/19/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 – 7/25/38.

Glossary:
ADR	— American Depositary Receipt

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	238	September-09	$11,163,387	$10,894,450	$(268,937)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements. 106

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$64,583,105	$–	$–	$64,583,105
Consumer Staples	65,850,990	–	–	65,850,990
Energy	65,893,778	1,311,055	–	67,204,833
Financials	85,324,997	6,366,632	–	91,691,629
Health Care	97,462,728	–	–	97,462,728
Industrials	42,943,749	–	–	42,943,749
Information Technology	147,582,704	–	–	147,582,704
Materials	14,610,267	–	–	14,610,267
Telecommunication Services	22,560,124	2,735,463	–	25,295,587
Utilities	18,870,392	–	–	18,870,392
Convertible Bonds
Energy	–	373,774	–	373,774
Convertible Preferred Stocks
Financials	323,359	–	–	323,359
Corporate Bonds
Financials	–	10,443,859	–	10,443,859
Industrials	–	2,271,250	–	2,271,250
Short-Term Investments	–	36,057,724	–	36,057,724
Total Asset	$626,006,193	$59,559,757	$–	$685,565,950
Liability:
Futures	$(268,937)	$–	$–	$(268,937)
Total Liability	$(268,937)	$–	$–	$(268,937)
Total	$625,737,256	$59,559,757	$–	$685,297,013

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized
	appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets -Unrealized
	appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Payables, Net Assets - Unrealized
Interest rate contracts	depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Payables, Net Assets - Unrealized
Equity contracts	depreciation	(268,937	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(268,937)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements. 107

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	138,633	–	138,633
Credit contracts	–	–	–	–	–
Equity contracts	–	2,946,190	–	–	2,946,190
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$2,946,190	$138,633	$–	$3,084,823

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(268,937)	–	–	(268,937)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(268,937)	$–	$–	$(268,937)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$457,690,204

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$609,413,442

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,329,345
Aggregate gross unrealized depreciation	(72,022,375)

Net unrealized depreciation	$(23,693,030)

Federal income tax cost of investments	$709,258,980

At June 30, 2009, the Portfolio had loaned securities with a total value of $18,624,205. This was secured by collateral of $19,403,000 which was received as cash and subsequently invested in short-term investments currently valued at $18,040,655, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $2,351, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2009, the Portfolio incurred approximately $680 as brokerage commissions with Williams Capital Group, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $105,713,400 which expires in the year 2016.

See Notes to Financial Statements. 108

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.4%)
Auto Components (0.2%)
BorgWarner, Inc.	2,600	$88,790
Gentex Corp.	3,200	37,120
Goodyear Tire & Rubber Co.*	5,800	65,308
Johnson Controls, Inc.	7,900	171,588
WABCO Holdings, Inc.	1,500	26,550

		389,356

Automobiles (0.0%)
Thor Industries, Inc.	400	7,348

Distributors (0.0%)
LKQ Corp.*	3,400	55,930

Diversified Consumer Services (0.3%)
Apollo Group, Inc., Class A*	3,178	226,020
Brink’s Home Security Holdings, Inc.*	1,100	31,141
Career Education Corp.*	1,600	39,824
DeVry, Inc.	1,500	75,060
H&R Block, Inc.	8,200	141,286
Hillenbrand, Inc.	600	9,984
ITT Educational Services, Inc.*	900	90,594
Strayer Education, Inc.	340	74,157
Weight Watchers International, Inc.	100	2,577

		690,643

Hotels, Restaurants & Leisure (1.6%)
Brinker International, Inc.	2,400	40,872
Burger King Holdings, Inc.	2,600	44,902
Carnival Corp.	4,800	123,696
Chipotle Mexican Grill, Inc., Class A*	800	64,000
Choice Hotels International, Inc.	200	5,322
Darden Restaurants, Inc.	3,200	105,536
International Game Technology	5,900	93,810
Las Vegas Sands Corp.*	5,500	43,230
Marriott International, Inc., Class A^	20,148	444,659
McDonald’s Corp.	26,555	1,526,647
MGM MIRAGE*^	14,900	95,211
Panera Bread Co., Class A*	600	29,916
Royal Caribbean Cruises Ltd.	1,000	13,540
Scientific Games Corp., Class A*	1,500	23,655
Starbucks Corp.*	17,700	245,853
Starwood Hotels & Resorts Worldwide, Inc.	700	15,540
Tim Hortons, Inc.	4,200	103,068
Wendy’s/Arby’s Group, Inc., Class A	3,500	14,000
WMS Industries, Inc.*	1,100	34,661
Wyndham Worldwide Corp.	1,900	23,028
Yum! Brands, Inc.	17,644	588,251

		3,679,397

Household Durables (0.1%)
Garmin Ltd.	2,200	52,404
Harman International Industries, Inc.	800	15,040
Leggett & Platt, Inc.	2,300	35,029
M.D.C. Holdings, Inc.	300	9,033
Newell Rubbermaid, Inc.	1,100	11,451
NVR, Inc.*	12	6,029
Pulte Homes, Inc.	900	7,947
Snap-On, Inc.	400	11,496

		148,429

Internet & Catalog Retail (5.0%)
Amazon.com, Inc.*	67,103	5,613,836
Expedia, Inc.*	17,340	262,007

	Number of Shares	Value (Note 1)
Netflix, Inc.*^	59,200	$2,447,328
priceline.com, Inc.*^	25,165	2,807,156

		11,130,327

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,800	43,632
Mattel, Inc.	6,700	107,535

		151,167

Media (0.7%)
Comcast Corp., Class A	5,209	75,478
CTC Media, Inc.*	800	9,456
DIRECTV Group, Inc.*	11,037	272,724
Discovery Communications, Inc., Class C*	6,300	129,339
Interactive Data Corp.	400	9,256
John Wiley & Sons, Inc., Class A	900	29,925
Marvel Entertainment, Inc.*	1,200	42,708
McGraw-Hill Cos., Inc.	7,600	228,836
Morningstar, Inc.*	400	16,492
Omnicom Group, Inc.	7,500	236,850
Regal Entertainment Group, Class A	1,000	13,290
Scripps Networks Interactive, Inc., Class A	1,300	36,179
Viacom, Inc., Class B*	25,450	577,716
Warner Music Group Corp.*	300	1,755

		1,680,004

Multiline Retail (1.1%)
Big Lots, Inc.*	200	4,206
Dollar Tree, Inc.*	2,100	88,410
Family Dollar Stores, Inc.	3,400	96,220
Kohl’s Corp.*	11,660	498,465
Nordstrom, Inc.	4,100	81,549
Target Corp.	44,777	1,767,348

		2,536,198

Specialty Retail (1.9%)
Aaron’s, Inc.	1,100	32,802
Abercrombie & Fitch Co., Class A	1,100	27,929
Advance Auto Parts, Inc.	2,200	91,278
Aeropostale, Inc.*	1,600	54,832
American Eagle Outfitters, Inc.	4,100	58,097
AutoZone, Inc.*	800	120,888
Bed Bath & Beyond, Inc.*^	14,840	456,330
Best Buy Co., Inc.	25,800	864,042
CarMax, Inc.*	3,800	55,860
Chico’s FAS, Inc.*	4,000	38,920
Dick’s Sporting Goods, Inc.*	2,000	34,400
Foot Locker, Inc.	1,700	17,799
GameStop Corp., Class A*	3,500	77,035
Gap, Inc.	10,300	168,920
Guess?, Inc.	1,400	36,092
Home Depot, Inc.	2,700	63,801
Limited Brands, Inc.	4,300	51,471
Lowe’s Cos., Inc.	18,900	366,849
Office Depot, Inc.*	1,200	5,472
O’Reilly Automotive, Inc.*^	6,600	251,328
Penske Automotive Group, Inc.	300	4,992
PetSmart, Inc.	2,900	62,234
RadioShack Corp.	400	5,584
Ross Stores, Inc.	3,000	115,800
Sherwin-Williams Co.	2,000	107,500
Staples, Inc.	35,250	710,993
Tiffany & Co.	2,800	71,008
TJX Cos., Inc.	9,900	311,454
Urban Outfitters, Inc.*	3,100	64,697

See Notes to Financial Statements. 109

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Williams-Sonoma, Inc.	900	$10,683

		4,339,090

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	7,600	204,288
Hanesbrands, Inc.*	2,200	33,022
NIKE, Inc., Class B	10,438	540,480
Phillips-Van Heusen Corp.	800	22,952
Polo Ralph Lauren Corp.	1,300	69,602
VF Corp.	500	27,675

		898,019

Total Consumer Discretionary		25,705,908

Consumer Staples (10.1%)
Beverages (2.8%)
Brown-Forman Corp., Class B	1,800	77,364
Coca-Cola Co.	60,183	2,888,182
Coca-Cola Enterprises, Inc.	6,300	104,895
Hansen Natural Corp.*	1,700	52,394
Molson Coors Brewing Co., Class B .	200	8,466
Pepsi Bottling Group, Inc.	2,700	91,368
PepsiCo, Inc.	54,779	3,010,654

		6,233,323

Food & Staples Retailing (2.9%)
BJ’s Wholesale Club, Inc.*	200	6,446
Costco Wholesale Corp.	10,479	478,890
CVS Caremark Corp.^	49,809	1,587,413
Kroger Co.	13,200	291,060
Sysco Corp.	14,198	319,171
Walgreen Co.	23,876	701,954
Wal-Mart Stores, Inc.	63,386	3,070,418
Whole Foods Market, Inc.	2,200	41,756

		6,497,108

Food Products (0.6%)
Archer-Daniels-Midland Co.	8,700	232,899
Campbell Soup Co.	3,200	94,144
Dean Foods Co.*	4,300	82,517
Flowers Foods, Inc.	1,500	32,760
General Mills, Inc.	3,300	184,866
Green Mountain Coffee Roasters, Inc.*	700	41,384
H.J. Heinz Co.	6,100	217,770
Hershey Co.	2,200	79,200
Hormel Foods Corp.	200	6,908
Kellogg Co.	6,100	284,077
McCormick & Co., Inc. (Non-Voting)	3,100	100,843
Sara Lee Corp.	4,200	40,992

		1,398,360

Household Products (2.2%)
Church & Dwight Co., Inc.	1,700	92,327
Clorox Co.	3,000	167,490
Colgate-Palmolive Co.	23,748	1,679,934
Energizer Holdings, Inc.*	1,400	73,136
Kimberly-Clark Corp.	8,626	452,261
Procter & Gamble Co.	47,950	2,450,245

		4,915,393

Personal Products (0.2%)
Alberto-Culver Co.	1,700	43,231
Avon Products, Inc.	10,300	265,534
Estee Lauder Cos., Inc., Class A	2,700	88,209
Herbalife Ltd.	1,500	47,310
Mead Johnson Nutrition Co., Class A*	400	12,708
NBTY, Inc.*	900	25,308

		482,300

Tobacco (1.4%)
Altria Group, Inc.	49,707	814,698

	Number of Shares	Value (Note 1)
Lorillard, Inc.	3,600	$243,972
Philip Morris International, Inc.	47,219	2,059,693

		3,118,363

Total Consumer Staples		22,644,847

Energy (4.9%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.*	1,200	29,892
Cameron International Corp.*	5,200	147,160
Diamond Offshore Drilling, Inc.	1,700	141,185
Dresser-Rand Group, Inc.*	2,000	52,200
ENSCO International, Inc.	986	34,382
Exterran Holdings, Inc.*	700	11,228
FMC Technologies, Inc.*	2,900	108,982
Halliburton Co.	33,100	685,170
Helmerich & Payne, Inc.	800	24,696
National Oilwell Varco, Inc.*	28,850	942,241
Oceaneering International, Inc.*	1,300	58,760
Patterson-UTI Energy, Inc.	500	6,430
Pride International, Inc.*	2,000	50,120
Rowan Cos., Inc.	500	9,660
Schlumberger Ltd.	21,604	1,168,992
Smith International, Inc.	3,100	79,825
Weatherford International Ltd.*	46,300	905,628

		4,456,551

Oil, Gas & Consumable Fuels (2.9%)
Alpha Natural Resources, Inc.*	1,600	42,032
CNX Gas Corp.*	600	15,762
Consol Energy, Inc.	4,300	146,028
Continental Resources, Inc.*	400	11,100
El Paso Corp.	4,700	43,381
EOG Resources, Inc.	4,100	278,472
EXCO Resources, Inc.*	3,000	38,760
Exxon Mobil Corp.	30,255	2,115,128
Forest Oil Corp.*	1,000	14,920
Foundation Coal Holdings, Inc.	1,100	30,921
Frontier Oil Corp.	2,000	26,220
Holly Corp.	1,000	17,980
Mariner Energy, Inc.*	1,900	22,325
Massey Energy Co.	1,600	31,264
Occidental Petroleum Corp.	12,400	816,044
Peabody Energy Corp.	33,100	998,296
Petrohawk Energy Corp.*	6,600	147,180
Petroleo Brasileiro S.A. (Preference) (ADR), Class A	7,200	240,192
Plains Exploration & Production Co.*	1,600	43,776
Quicksilver Resources, Inc.*	2,500	23,225
Range Resources Corp.	520	21,533
Southwestern Energy Co.*	8,300	322,455
St. Mary Land & Exploration Co.	400	8,348
Suncor Energy, Inc.	34,330	1,041,572
Teekay Corp.	400	8,412
Tesoro Corp.	1,400	17,822

		6,523,148

Total Energy		10,979,699

Financials (7.2%)
Capital Markets (3.1%)
Affiliated Managers Group, Inc.*	1,000	58,190
Ameriprise Financial, Inc.	400	9,708
Bank of New York Mellon Corp.	5,900	172,929
BlackRock, Inc	200	35,084
Charles Schwab Corp.	67,365	1,181,582
Eaton Vance Corp.	2,800	74,900
Federated Investors, Inc., Class B	1,900	45,771
Franklin Resources, Inc.	4,580	329,806

See Notes to Financial Statements. 110

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
GLG Partners, Inc.	4,600	$18,814
Goldman Sachs Group, Inc.	18,820	2,774,821
Greenhill & Co., Inc.	500	36,105
Invesco Ltd.	800	14,256
Investment Technology Group, Inc.*	100	2,039
Janus Capital Group, Inc.	3,400	38,760
Jefferies Group, Inc.*	2,100	44,793
Lazard Ltd., Class A	1,800	48,456
Morgan Stanley^	23,740	676,827
Northern Trust Corp.	5,800	311,344
SEI Investments Co.	3,000	54,120
State Street Corp.	14,580	688,176
T. Rowe Price Group, Inc.	6,100	254,187
TD Ameritrade Holding Corp.*	6,300	110,502
Waddell & Reed Financial, Inc., Class A	2,000	52,740

		7,033,910

Commercial Banks (0.5%)
Banco Bradesco S.A. (ADR)^	37,500	553,875
BOK Financial Corp.	200	7,534
Commerce Bancshares, Inc./Missouri	500	15,915
Wells Fargo & Co.	24,700	599,222

		1,176,546

Consumer Finance (0.2%)
American Express Co.	12,425	288,757
AmeriCredit Corp.*	700	9,485
Capital One Financial Corp.	3,100	67,828
SLM Corp.*	2,400	24,648

		390,718

Diversified Financial Services (2.6%)
CME Group, Inc.^	7,030	2,187,103
IntercontinentalExchange, Inc.*	27,000	3,084,480
JPMorgan Chase & Co.	6,200	211,482
Leucadia National Corp.*	1,600	33,744
Moody’s Corp	4,500	118,575
MSCI, Inc., Class A*	2,400	58,656
NASDAQ OMX Group, Inc.*	1,400	29,834
NYSE Euronext	1,600	43,600

		5,767,474

Insurance (0.5%)
Aflac, Inc.	11,200	348,208
American International Group, Inc.	22,100	25,636
Arthur J. Gallagher & Co.	2,200	46,948
Axis Capital Holdings Ltd.	1,000	26,180
Brown & Brown, Inc.	2,100	41,853
CNA Financial Corp.	300	4,641
Endurance Specialty Holdings Ltd.	400	11,720
Erie Indemnity Co., Class A	500	17,880
Fidelity National Financial, Inc., Class A	800	10,824
Genworth Financial, Inc., Class A	4,400	30,756
Lincoln National Corp.	1,900	32,699
Marsh & McLennan Cos., Inc.	900	18,117
Principal Financial Group, Inc.	7,500	141,300
Progressive Corp.*	1,700	25,687
Prudential Financial, Inc.	5,300	197,266
Reinsurance Group of America, Inc.	100	3,491
Validus Holdings Ltd.	300	6,594
W.R. Berkley Corp.	1,100	23,617

		1,013,417

Real Estate Investment Trusts (REITs) (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	200	7,158
Digital Realty Trust, Inc. (REIT)	1,854	66,466

	Number of Shares	Value (Note 1)
Federal Realty Investment Trust (REIT)	200	$10,304
HCP, Inc. (REIT)	2,600	55,094
Health Care REIT, Inc. (REIT)	1,300	44,330
Macerich Co. (REIT)	51	898
Nationwide Health Properties, Inc. (REIT)	1,900	48,906
Plum Creek Timber Co., Inc. (REIT)	1,300	38,714
Public Storage (REIT)	3,200	209,536
Rayonier, Inc. (REIT)	900	32,715
Simon Property Group, Inc. (REIT) .	2,407	123,792

		637,913

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	5,300	49,608
St. Joe Co.*	2,200	58,278

		107,886

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial	500	19,165
Hudson City Bancorp, Inc.	6,200	82,398

		101,563

Total Financials		16,229,427

Health Care (14.8%)
Biotechnology (3.2%)
Abraxis Bioscience, Inc.*	200	7,372
Alexion Pharmaceuticals, Inc.*	2,000	82,240
Amgen, Inc.*	26,700	1,413,498
Amylin Pharmaceuticals, Inc.*	3,100	41,850
Biogen Idec, Inc.*	6,900	311,535
BioMarin Pharmaceutical, Inc.*	2,300	35,903
Celgene Corp.*^	42,923	2,053,436
Cephalon, Inc.*	1,798	101,857
Dendreon Corp.*	2,800	69,580
Genzyme Corp.*	6,527	363,358
Gilead Sciences, Inc.*	52,866	2,476,244
Myriad Genetics, Inc.*	2,300	81,995
OSI Pharmaceuticals, Inc.*	1,400	39,522
United Therapeutics Corp.*	600	49,998
Vertex Pharmaceuticals, Inc.*	4,200	149,688

		7,278,076

Health Care Equipment & Supplies (3.5%)
Baxter International, Inc.	18,574	983,679
Beckman Coulter, Inc.	1,700	97,138
Becton, Dickinson & Co.	5,784	412,457
Boston Scientific Corp.*	12,900	130,806
C.R. Bard, Inc.	2,400	178,680
Covidien plc	24,400	913,536
DENTSPLY International, Inc.	3,600	109,872
Edwards Lifesciences Corp.*	1,300	88,439
Gen-Probe, Inc.*	1,200	51,576
Hill-Rom Holdings, Inc.	600	9,732
Hologic, Inc.*	600	8,538
Hospira, Inc.*	3,900	150,228
Idexx Laboratories, Inc.*	1,400	64,680
Intuitive Surgical, Inc.*	1,700	278,222
Inverness Medical Innovations, Inc.*	900	32,022
Kinetic Concepts, Inc.*	500	13,625
Medtronic, Inc.	26,887	938,087
ResMed, Inc.*	1,800	73,314
St. Jude Medical, Inc.*	8,300	341,130
Stryker Corp.	12,460	495,160
Teleflex, Inc.	400	17,932
Thoratec Corp.*^	89,300	2,391,455

See Notes to Financial Statements. 111

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Varian Medical Systems, Inc.*	3,000	$105,420

		7,885,728

Health Care Providers & Services (1.5%)
Aetna, Inc.	2,300	57,615
AmerisourceBergen Corp.	6,400	113,536
CIGNA Corp.	400	9,636
Community Health Systems, Inc.*	1,100	27,775
Coventry Health Care, Inc.*	1,000	18,710
DaVita, Inc.*	2,500	123,650
Express Scripts, Inc.*	5,918	406,863
Health Management Associates, Inc., Class A*	5,900	29,146
Henry Schein, Inc.*	2,200	105,490
Humana, Inc.*	1,500	48,390
Laboratory Corp. of America Holdings*	2,612	177,067
Lincare Holdings, Inc.*	1,300	30,576
McKesson Corp.	10,840	476,960
Medco Health Solutions, Inc.*	23,687	1,080,364
MEDNAX, Inc.*	400	16,852
Omnicare, Inc.	1,200	30,912
Patterson Cos., Inc.*	2,400	52,080
Quest Diagnostics, Inc.	3,700	208,791
Tenet Healthcare Corp.*	7,800	21,996
VCA Antech, Inc.*	2,000	53,400
WellPoint, Inc.*	5,173	263,254

		3,353,063

Health Care Technology (0.1%)
Allscripts-Misys Healthcare Solutions, Inc.	1,500	23,790
Cerner Corp.*	1,600	99,664
HLTH Corp.*	2,500	32,750
IMS Health, Inc.	900	11,430

		167,634

Life Sciences Tools & Services (2.5%)
Bio-Rad Laboratories, Inc., Class A*	500	37,740
Charles River Laboratories International, Inc.*	1,100	37,125
Covance, Inc.*	1,500	73,800
Illumina, Inc.*^	98,150	3,821,961
Life Technologies Corp.*	3,700	154,364
Mettler-Toledo International, Inc.*	800	61,720
Millipore Corp.*	1,300	91,273
PerkinElmer, Inc.	600	10,440
Pharmaceutical Product Development, Inc.	2,500	58,050
Techne Corp.	900	57,429
Thermo Fisher Scientific, Inc.*^	24,950	1,017,212
Waters Corp.*	2,300	118,381

		5,539,495

Pharmaceuticals (4.0%)
Abbott Laboratories, Inc.	37,197	1,749,747
Allergan, Inc.	13,987	665,501
Bristol-Myers Squibb Co.	26,366	535,493
Elan Corp. plc (ADR)*^	90,750	578,078
Eli Lilly & Co.	12,800	443,392
Johnson & Johnson	51,309	2,914,351
Merck & Co., Inc.	9,194	257,064
Mylan, Inc.*	5,200	67,860
Perrigo Co.	1,800	50,004
Schering-Plough Corp.	33,145	832,602
Sepracor, Inc.*	2,500	43,300
Teva Pharmaceutical Industries Ltd. (ADR)^	12,300	606,882

	Number of Shares	Value (Note 1)
Valeant Pharmaceuticals International*	1,600	$41,152
Warner Chilcott Ltd., Class A*	2,100	27,615
Wyeth	7,200	326,808

		9,139,849

Total Health Care		33,363,845

Industrials (9.0%)
Aerospace & Defense (2.0%)
Alliant Techsystems, Inc.*	800	65,888
BE Aerospace, Inc.*	1,100	15,796
Boeing Co.	1,462	62,135
General Dynamics Corp.	800	44,312
Goodrich Corp.	2,900	144,913
Honeywell International, Inc.	17,847	560,396
ITT Corp.	20,050	892,225
Lockheed Martin Corp.	9,867	795,774
Northrop Grumman Corp.	900	41,112
Precision Castparts Corp.	3,400	248,302
Raytheon Co.	7,300	324,339
Rockwell Collins, Inc.	3,800	158,574
Spirit AeroSystems Holdings, Inc., Class A*	800	10,992
TransDigm Group, Inc.*	1,000	36,200
United Technologies Corp.	18,496	961,051

		4,362,009

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	4,100	213,815
Expeditors International of Washington, Inc.	12,160	405,414
United Parcel Service, Inc., Class B	16,687	834,184
UTi Worldwide, Inc.*	2,100	23,940

		1,477,353

Airlines (0.1%)
AMR Corp.*	6,900	27,738
Continental Airlines, Inc., Class B*	3,000	26,580
Copa Holdings S.A., Class A	700	28,574
Delta Air Lines, Inc.*	18,600	107,694
Southwest Airlines Co.	5,600	37,688

		228,274

Building Products (0.0%)
Lennox International, Inc.	1,100	35,321
Masco Corp.	4,100	39,278
Owens Corning, Inc.*	900	11,502

		86,101

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	500	12,840
Brink’s Co.	1,100	31,933
Cintas Corp.	600	13,704
Copart, Inc.*	1,500	52,005
Corrections Corp. of America*	300	5,097
Iron Mountain, Inc.*	4,300	123,625
R.R. Donnelley & Sons Co.	1,300	15,106
Republic Services, Inc.	2,500	61,025
Stericycle, Inc.*	2,000	103,060
Waste Connections, Inc.*	1,400	36,274
Waste Management, Inc.	10,600	298,496

		753,165

Construction & Engineering (0.6%)
Aecom Technology Corp.*	2,300	73,600
Fluor Corp.	6,600	338,514
Foster Wheeler AG*	31,250	742,188
Jacobs Engineering Group, Inc.*	3,000	126,270
Shaw Group, Inc.*	1,600	43,856

See Notes to Financial Statements. 112

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
URS Corp.*	300	$14,856

		1,339,284

Electrical Equipment (2.5%)
AMETEK, Inc.	2,500	86,450
Cooper Industries Ltd., Class A	1,000	31,050
Emerson Electric Co.	18,057	585,047
First Solar, Inc.*	27,599	4,474,349
Hubbell, Inc., Class B	200	6,412
Rockwell Automation, Inc.	300	9,636
Roper Industries, Inc.	1,900	86,089
SunPower Corp., Class A*	2,300	61,272
SunPower Corp., Class B*^	4,120	98,674
Thomas & Betts Corp.*	400	11,544

		5,450,523

Industrial Conglomerates (0.5%)
3M Co.	16,657	1,001,086
Carlisle Cos., Inc.	400	9,616
McDermott International, Inc.*	5,500	111,705

		1,122,407

Machinery (1.4%)
Bucyrus International, Inc.	400	11,424
Caterpillar, Inc.	7,219	238,516
Crane Co.	600	13,386
Cummins, Inc.	1,600	56,336
Danaher Corp.	30,370	1,875,044
Deere & Co.	2,500	99,875
Donaldson Co., Inc.	1,800	62,352
Dover Corp.	3,200	105,888
Flowserve Corp.	1,300	90,753
Graco, Inc.	700	15,414
Harsco Corp.	1,400	39,620
IDEX Corp.	1,100	27,027
Joy Global, Inc.	2,150	76,798
Navistar International Corp.*	1,500	65,400
PACCAR, Inc.	8,100	263,331
Pall Corp.	2,800	74,368
Pentair, Inc.	700	17,934
Toro Co.	800	23,920
Valmont Industries, Inc.	500	36,040
Wabtec Corp.	1,100	35,387

		3,228,813

Marine (0.0%)
Kirby Corp.*	300	9,537

Professional Services (0.2%)
Dun & Bradstreet Corp.	1,300	105,573
Equifax, Inc.	2,400	62,640
FTI Consulting, Inc.*	1,200	60,864
IHS, Inc., Class A*	1,100	54,857
Monster Worldwide, Inc.*	1,800	21,258
Robert Half International, Inc.	3,700	87,394

		392,586

Road & Rail (0.6%)
Con-way, Inc.	400	14,124
J.B. Hunt Transport Services, Inc.	2,100	64,113
Kansas City Southern*	1,000	16,110
Landstar System, Inc.	1,200	43,092
Norfolk Southern Corp.	25,300	953,051
Union Pacific Corp.	6,420	334,225

		1,424,715

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,200	106,144
GATX Corp.	500	12,860
MSC Industrial Direct Co., Class A	1,000	35,480
W.W. Grainger, Inc.	1,500	122,820

	Number of Shares	Value (Note 1)
WESCO International, Inc.*	500	$12,520

		289,824

Total Industrials		20,164,591

Information Technology (36.6%)
Communications Equipment (9.6%)
Brocade Communications Systems, Inc.*	3,300	25,806
Ciena Corp.*	200	2,070
Cisco Systems, Inc.*	138,774	2,586,747
F5 Networks, Inc.*	1,800	62,262
Harris Corp.	2,500	70,900
JDS Uniphase Corp.*	2,600	14,872
Juniper Networks, Inc.*^	165,200	3,898,720
Motorola, Inc.	95,600	633,828
QUALCOMM, Inc.	181,402	8,199,370
Research In Motion Ltd.*	38,340	2,724,057
Starent Networks Corp.*	128,500	3,136,685

		21,355,317

Computers & Peripherals (9.4%)
Apple, Inc.*	69,944	9,962,123
Dell, Inc.*^	72,055	989,315
Diebold, Inc.	1,300	34,268
EMC Corp.*^	49,648	650,389
Hewlett-Packard Co.	65,729	2,540,426
International Business Machines Corp.	40,976	4,278,714
NCR Corp.*	3,800	44,954
NetApp, Inc.*	7,900	155,788
QLogic Corp.*	2,900	36,772
SanDisk Corp.*	2,600	38,194
Seagate Technology	10,700	111,922
Synaptics, Inc.*^	50,400	1,947,960
Teradata Corp.*	3,400	79,662
Western Digital Corp.*	4,800	127,200

		20,997,687

Electronic Equipment, Instruments & Components (0.7%)
Agilent Technologies, Inc.*	8,300	168,573
Amphenol Corp., Class A	4,000	126,560
Arrow Electronics, Inc.*	1,200	25,488
Avnet, Inc.*	1,200	25,236
AVX Corp.	100	993
Corning, Inc.	62,531	1,004,248
Dolby Laboratories, Inc., Class A*	1,200	44,736
FLIR Systems, Inc.*	3,500	78,960
Itron, Inc.*	900	49,563
Jabil Circuit, Inc.	2,300	17,066
Molex, Inc.	300	4,665
National Instruments Corp.	1,300	29,328
Trimble Navigation Ltd.*	2,700	53,001
Vishay Intertechnology, Inc.*	1,000	6,790

		1,635,207

Internet Software & Services (4.2%)
Akamai Technologies, Inc.*	4,200	80,556
eBay, Inc.*	6,262	107,268
Equinix, Inc.*	900	65,466
Google, Inc., Class A*	18,852	7,947,815
IAC/InterActiveCorp*	1,200	19,260
Sohu.com, Inc.*	700	43,981
VeriSign, Inc.*	4,600	85,008
WebMD Health Corp., Class A*	200	5,984
Yahoo!, Inc.*	76,271	1,194,404

		9,549,742

IT Services (2.4%)
Accenture Ltd., Class A	23,658	791,597
Affiliated Computer Services, Inc., Class A*	1,300	57,746

See Notes to Financial Statements. 113

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Alliance Data Systems Corp.*	1,400	$57,666
Amdocs Ltd.*	700	15,015
Automatic Data Processing, Inc.	12,065	427,584
Broadridge Financial Solutions, Inc.	2,100	34,818
Cognizant Technology Solutions Corp., Class A*	36,100	963,870
DST Systems, Inc.*	800	29,560
Fidelity National Information Services, Inc.	1,700	33,932
Fiserv, Inc.*	3,752	171,466
Genpact Ltd.*	1,300	15,275
Global Payments, Inc.^	14,000	524,440
Hewitt Associates, Inc., Class A*	2,000	59,560
Lender Processing Services, Inc.	2,300	63,871
Mastercard, Inc., Class A	3,700	619,047
Metavante Technologies, Inc.*	2,100	54,306
NeuStar, Inc., Class A*	1,800	39,888
Paychex, Inc.	7,700	194,040
SAIC, Inc.*	3,700	68,635
Total System Services, Inc.	2,800	37,492
Visa, Inc., Class A	10,808	672,906
Western Union Co.	26,800	439,520

		5,372,234

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	1,400	33,124

Semiconductors & Semiconductor Equipment (4.5%)
Advanced Micro Devices, Inc.*	7,100	27,477
Altera Corp.	6,900	112,332
Analog Devices, Inc.	33,350	826,413
ASML Holding N.V. (N.Y. Shares), Class G	13,080	283,182
Broadcom Corp., Class A*^	90,880	2,252,916
Cree, Inc.*	2,100	61,719
Cypress Semiconductor Corp.*	3,400	31,280
Integrated Device Technology, Inc.*	800	4,832
Intel Corp.	120,939	2,001,540
International Rectifier Corp.*	800	11,848
Intersil Corp., Class A	1,500	18,855
Lam Research Corp.*	3,000	78,000
Linear Technology Corp.	5,300	123,755
Marvell Technology Group Ltd.*	42,340	492,838
Maxim Integrated Products, Inc.	6,200	97,278
MEMC Electronic Materials, Inc.*	5,200	92,612
Microchip Technology, Inc.	4,000	90,200
Micron Technology, Inc.*	3,600	18,216
National Semiconductor Corp.	5,500	69,025
Netlogic Microsystems, Inc.*	45,200	1,647,992
Novellus Systems, Inc.*	1,400	23,380
Nvidia Corp.*	13,100	147,899
ON Semiconductor Corp.*	10,100	69,286
Rambus, Inc.*	2,400	37,176
Silicon Laboratories, Inc.*	1,100	41,734
Teradyne, Inc.*	4,200	28,812
Texas Instruments, Inc.^	50,564	1,077,013
Varian Semiconductor Equipment Associates, Inc.*	1,600	38,384
Xilinx, Inc.	20,540	420,248

		10,226,242

Software (5.8%)
Activision Blizzard, Inc.*	7,800	98,514
Adobe Systems, Inc.*	12,609	356,835
ANSYS, Inc.*	2,000	62,320
Autodesk, Inc.*	3,700	70,226
BMC Software, Inc.*	4,483	151,481
CA, Inc.	7,300	127,239

	Number of Shares	Value (Note 1)
Cadence Design Systems, Inc.*	6,300	$37,170
Check Point Software Technologies Ltd.*	22,850	536,290
Citrix Systems, Inc.*	4,400	140,316
Electronic Arts, Inc.*	7,800	169,416
FactSet Research Systems, Inc.	1,000	49,870
Intuit, Inc.*	7,800	219,648
Macrovision Solutions Corp.*	1,700	37,077
McAfee, Inc.*	3,700	156,103
Micros Systems, Inc.*	1,900	48,108
Microsoft Corp.	281,553	6,692,514
Novell, Inc.*	3,600	16,308
Nuance Communications, Inc.*	4,500	54,405
Oracle Corp.	145,037	3,106,692
Red Hat, Inc.*	4,500	90,585
Salesforce.com, Inc.*^	7,980	304,597
Sybase, Inc.*	2,000	62,680
Symantec Corp.*	19,800	308,088
Synopsys, Inc.*	2,200	42,922
VMware, Inc., Class A*	1,200	32,724

		12,972,128

Total Information Technology		82,141,681

Materials (3.5%)
Chemicals (2.9%)
Air Products & Chemicals, Inc.	11,114	717,853
Albemarle Corp.	100	2,557
Ashland, Inc.	100	2,805
Celanese Corp., Class A	3,500	83,125
CF Industries Holdings, Inc.	1,100	81,554
E.I. du Pont de Nemours & Co.	7,200	184,464
Ecolab, Inc.	5,700	222,243
FMC Corp.	1,500	70,950
International Flavors & Fragrances, Inc.	1,800	58,896
Intrepid Potash, Inc.*	900	25,272
Lubrizol Corp.	1,400	66,234
Monsanto Co.	14,737	1,095,549
Mosaic Co.	20,650	914,795
Nalco Holding Co.	3,300	55,572
Praxair, Inc.	26,363	1,873,618
RPM International, Inc.	1,600	22,464
Scotts Miracle-Gro Co., Class A	1,100	38,555
Sigma-Aldrich Corp.	2,900	143,724
Syngenta AG (ADR)	18,175	845,501
Terra Industries, Inc.	2,400	58,128
Valhi, Inc.	100	743

		6,564,602

Construction Materials (0.0%)
Eagle Materials, Inc.	900	22,716
Martin Marietta Materials, Inc.	400	31,552

		54,268

Containers & Packaging (0.1%)
Ball Corp.	1,500	67,740
Crown Holdings, Inc.*	3,800	91,732
Owens-Illinois, Inc.*	3,300	92,433
Packaging Corp. of America	200	3,240
Pactiv Corp.*	2,600	56,420

		311,565

Metals & Mining (0.5%)
Alcoa, Inc.	10,900	112,597
Cliffs Natural Resources, Inc.	300	7,341
Compass Minerals International, Inc.	400	21,964
Freeport-McMoRan Copper & Gold, Inc.	6,000	300,660
Newmont Mining Corp.	11,529	471,190

See Notes to Financial Statements. 114

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Gold, Inc.	300	$12,510
Schnitzer Steel Industries, Inc., Class A	400	21,144
Southern Copper Corp.	3,100	63,364
Walter Energy, Inc.	1,300	47,112

		1,057,882

Total Materials		7,988,317

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.0%)
Frontier Communications Corp.	3,300	23,562
tw telecom, Inc.*	3,600	36,972
Windstream Corp.	5,100	42,636

		103,170

Wireless Telecommunication Services (0.7%)
American Tower Corp., Class A*^	27,560	868,967
Crown Castle International Corp.*	16,000	384,320
Leap Wireless International, Inc.*	1,100	36,223
MetroPCS Communications, Inc.*	14,380	191,398
NII Holdings, Inc.*	200	3,814
SBA Communications Corp., Class A*	2,800	68,712

		1,553,434

Total Telecommunication Services		1,656,604

Utilities (0.6%)
Electric Utilities (0.3%)
Allegheny Energy, Inc.	2,500	64,125
DPL, Inc.	200	4,634
Exelon Corp.	1,343	68,775
FPL Group, Inc.	1,300	73,918
ITC Holdings Corp.	1,200	54,432
NV Energy, Inc.	2,400	25,896
PPL Corp.	9,009	296,937

		588,717

Gas Utilities (0.0%)
EQT Corp.	3,089	107,837

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	12,900	149,769
Calpine Corp.*	4,400	49,060
Constellation Energy Group, Inc.	3,700	98,346
NRG Energy, Inc.*	12,940	335,922
Ormat Technologies, Inc.	500	20,155

		653,252

Multi-Utilities (0.0%)
CenterPoint Energy, Inc.	7,100	78,668
Integrys Energy Group, Inc.	400	11,996

		90,664

Total Utilities		1,440,470

Total Common Stocks (98.8%) (Cost $212,723,064)		222,315,389

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.16%, 9/10/09 #(p)	$225,000	224,927

Short-Term Investments of Cash Collateral for Securities Loaned (2.0%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	180,000	177,611
Deutsche Bank Securities, Inc., Repurchase Agreement
0.09%, 7/1/09 (r)(u)	3,768,606	3,768,606

	Principal Amount	Value (Note 1)
General Electric Capital Corp.
0.40%, 3/12/10 (l)	$20,000	$19,666
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	209,999	30,975
Monumental Global Funding II
0.43%, 5/26/10 (l)	410,000	394,625
Pricoa Global Funding I
0.40%, 6/25/10 (l)	269,973	248,808

Total Short-Term Investments of Cash Collateral for Securities Loaned		4,640,291

Time Deposit (1.0%)
JPMorgan Chase Nassau
0.000%, 7/1/09	2,162,419	2,162,419

Total Short-Term Investments (3.1%) (Cost/Amortized Cost $7,245,931)		7,027,637

Total Investments (101.9%) (Cost/Amortized Cost $219,968,995)		229,343,026
Other Assets Less Liabilities (-1.9%)		(4,252,627)

Net Assets (100%)		$225,090,399

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(s)	Issuer in bankruptcy.
(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% –5.500%, maturing 4/15/23 – 7/19/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 – 7/25/38.

Glossary:
ADR — American Depositary Receipt

See Notes to Financial Statements. 115

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
MidCap 400 Index	1	September-09	$296,354	$288,350	$(8,004)
NASDAQ 100 E-Mini Index	7	September-09	209,288	206,675	(2,613)
S&P 500 E-Mini Index	13	September-09	609,764	595,075	(14,689)

					$(25,306)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$25,705,908	$–	$–	$25,705,908
Consumer Staples	22,644,847	–	–	22,644,847
Energy	10,979,699	–	–	10,979,699
Financials	16,229,427	–	–	16,229,427
Health Care	33,363,845	–	–	33,363,845
Industrials	20,164,591	–	–	20,164,591
Information Technology	82,141,681	–	–	82,141,681
Materials	7,988,317	–	–	7,988,317
Telecommunication Services	1,656,604	–	–	1,656,604
Utilities	1,440,470	–	–	1,440,470
Short-Term Investments	–	7,027,637	–	7,027,637
Total Asset	$222,315,389	$7,027,637	$–	$229,343,026
Liability: Futures	$(25,306)	$–	$–	$(25,306)
Total Liability	$(25,306)	$–	$–	$(25,306)
Total	$222,290,083	$7,027,637	$–	$229,317,720

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

See Notes to Financial Statements. 116

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(25,306	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(25,306)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	170,656	–	–	170,656
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$170,656	$–	$–	$170,656

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(25,306)	–	–	(25,306)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(25,306)	$–	$–	$(25,306)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$212,691,068

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$215,824,635

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,070,111
Aggregate gross unrealized depreciation	(28,295,244)

Net unrealized depreciation	$(8,225,133)

Federal income tax cost of investments	$237,568,159

At June 30, 2009, the Portfolio had loaned securities with a total value of $4,715,242. This was secured by collateral of $4,858,578 which was received as cash and subsequently invested in short-term investments currently valued at $4,640,291, as reported in the portfolio of investments.

For the six months ended June 30, 2009, the Portfolio incurred approximately $323 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $9,817,379 which expires in the year 2016.

See Notes to Financial Statements. 117

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Auto Components (0.7%)
Autoliv, Inc.^	43,185	$1,242,432
BorgWarner, Inc.	2,700	92,205
Federal Mogul Corp.*	4,200	39,690
Johnson Controls, Inc.^	325,010	7,059,218
Magna International, Inc., Class A	10,900	460,416
TRW Automotive Holdings Corp.*	9,200	103,960

		8,997,921

Automobiles (0.3%)
Ford Motor Co.*	453,400	2,752,138
Harley-Davidson, Inc.	34,000	551,140
Thor Industries, Inc.	4,600	84,502

		3,387,780

Distributors (0.1%)
Genuine Parts Co.	23,100	775,236

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*^	8,190	582,473
Career Education Corp.*	800	19,912
Hillenbrand, Inc.	5,500	91,520
Service Corp. International	37,200	203,856
Weight Watchers International, Inc.	4,400	113,388

		1,011,149

Hotels, Restaurants & Leisure (0.3%)
Boyd Gaming Corp.*	9,100	77,350
Carnival Corp.	34,700	894,219
Choice Hotels International, Inc.	3,600	95,796
International Game Technology	7,200	114,480
International Speedway Corp., Class A	4,300	110,123
Las Vegas Sands Corp.*	10,600	83,316
Marriott International, Inc., Class A	22,800	503,196
MGM MIRAGE*	15,300	97,767
Penn National Gaming, Inc.*	9,700	282,367
Royal Caribbean Cruises Ltd.	13,100	177,374
Starwood Hotels & Resorts Worldwide, Inc.	22,700	503,940
Wendy’s/Arby’s Group, Inc., Class A	31,800	127,200
Wyndham Worldwide Corp.	14,400	174,528
Wynn Resorts Ltd.*	9,700	342,410

		3,584,066

Household Durables (0.5%)
Black & Decker Corp.	8,700	249,342
Centex Corp.	17,700	149,742
D.R. Horton, Inc.	105,492	987,405
Fortune Brands, Inc.	21,800	757,332
Garmin Ltd.	3,000	71,460
Harman International Industries, Inc.	2,700	50,760
Jarden Corp.*	12,800	240,000
KB Home	10,700	146,376
Leggett & Platt, Inc.	8,600	130,978
Lennar Corp., Class A	20,800	201,552
M.D.C. Holdings, Inc.	3,300	99,363
Mohawk Industries, Inc.*	8,500	303,280
Newell Rubbermaid, Inc.	33,800	351,858
NVR, Inc.*	2,000	1,004,780
Pulte Homes, Inc.^	127,290	1,123,971
Snap-On, Inc.	6,100	175,314
Stanley Works	12,100	409,464
Toll Brothers, Inc.*	20,100	341,097

	Number of Shares	Value (Note 1)
Whirlpool Corp.	11,000	$468,160

		7,262,234

Internet & Catalog Retail (0.0%)
Expedia, Inc.*	2,400	36,264
Liberty Media Corp., Interactive, Class A*	92,800	464,928

		501,192

Leisure Equipment & Products (0.1%)
Hasbro, Inc.^	34,220	829,493
Mattel, Inc.	11,700	187,785

		1,017,278

Media (4.3%)
Cablevision Systems Corp. - New York Group, Class A	32,800	636,648
CBS Corp., Class B^	387,400	2,680,808
Central European Media Enterprises Ltd., Class A*	5,000	98,450
Clear Channel Outdoor Holdings, Inc., Class A*	1,600	8,480
Comcast Corp., Class A	385,800	5,590,242
Discovery Communications, Inc., Class C*	2,900	59,537
DISH Network Corp., Class A*	29,200	473,332
DreamWorks Animation SKG, Inc., Class A*	10,500	289,695
Gannett Co., Inc.	41,800	149,226
Interactive Data Corp.	2,800	64,792
Interpublic Group of Cos., Inc.*	69,400	350,470
Lamar Advertising Co., Class A*	8,300	126,741
Liberty Global, Inc., Class A*	38,600	613,354
Liberty Media Corp., Capital Series, Class A*	11,600	157,296
Liberty Media Corp., Entertainment Series, Class A*	75,200	2,011,600
Meredith Corp.	6,700	171,185
New York Times Co., Class A	18,800	103,588
News Corp., Class A	784,600	7,147,706
Omnicom Group, Inc.^	106,145	3,352,059
Regal Entertainment Group, Class A	5,600	74,424
Scripps Networks Interactive, Inc., Class A	5,200	144,716
Time Warner Cable, Inc.	91,049	2,883,522
Time Warner, Inc.	332,549	8,376,909
Viacom, Inc., Class B*	485,900	11,029,930
Virgin Media, Inc.	46,400	433,840
Walt Disney Co.	444,770	10,376,484
Warner Music Group Corp.*	7,700	45,045
Washington Post Co., Class B	900	316,962
WPP plc	180,179	1,198,387

		58,965,428

Multiline Retail (0.5%)
Big Lots, Inc.*	10,700	225,021
J.C. Penney Co., Inc.	97,450	2,797,790
Kohl’s Corp.*	2,800	119,700
Macy’s, Inc.	228,695	2,689,453
Sears Holdings Corp.*	7,200	478,944

		6,310,908

Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A	6,400	162,496
AutoNation, Inc.*^	82,050	1,423,568
Barnes & Noble, Inc.	4,900	101,087
CarMax, Inc.*	9,300	136,710
Foot Locker, Inc.^	90,900	951,723

See Notes to Financial Statements. 118

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
GameStop Corp., Class A*	2,900	$63,829
Gap, Inc.	8,100	132,840
Home Depot, Inc.	334,740	7,909,905
Limited Brands, Inc.^	95,700	1,145,529
Lowe’s Cos., Inc.	596,675	11,581,461
Office Depot, Inc.*	32,600	148,656
Penske Automotive Group, Inc.	3,500	58,240
RadioShack Corp.	15,800	220,568
Sherwin-Williams Co.	36,500	1,961,875
Signet Jewelers Ltd.	12,100	251,922
Staples, Inc.^	53,775	1,084,642
Williams-Sonoma, Inc.	10,800	128,196

		27,463,247

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.^	85,300	915,269
NIKE, Inc., Class B	56,810	2,941,622
Phillips-Van Heusen Corp.	1,200	34,428
VF Corp.	10,000	553,500

		4,444,819

Total Consumer Discretionary		123,721,258

Consumer Staples (8.9%)
Beverages (2.4%)
Brown-Forman Corp., Class B	2,200	94,556
Central European Distribution Corp.*	6,400	170,048
Coca-Cola Co.	195,000	9,358,050
Coca-Cola Enterprises, Inc.	155,850	2,594,903
Constellation Brands, Inc., Class A*	26,800	339,824
Diageo plc	226,684	3,255,393
Dr. Pepper Snapple Group, Inc.*	36,800	779,792
Molson Coors Brewing Co., Class B	39,560	1,674,575
Pepsi Bottling Group, Inc.	57,350	1,940,724
PepsiAmericas, Inc.	33,100	887,411
PepsiCo, Inc.	197,715	10,866,416

		31,961,692

Food & Staples Retailing (1.7%)
BJ’s Wholesale Club, Inc.*	6,500	209,495
CVS Caremark Corp.^	516,041	16,446,227
Kroger Co.	103,100	2,273,355
Rite Aid Corp.*	93,000	140,430
Safeway, Inc.^	110,400	2,248,848
SUPERVALU, Inc.	32,800	424,760
Sysco Corp.	21,800	490,064

		22,233,179

Food Products (2.4%)
Archer-Daniels-Midland Co.	149,600	4,004,792
Bunge Ltd.^	50,500	3,042,625
Campbell Soup Co.	9,200	270,664
ConAgra Foods, Inc.	140,800	2,683,648
Corn Products International, Inc.	10,500	281,295
Del Monte Foods Co.	96,150	901,887
General Mills, Inc.	28,100	1,574,162
H.J. Heinz Co.	8,700	310,590
Hershey Co.	9,300	334,800
Hormel Foods Corp.	10,500	362,670
J.M. Smucker Co.^	37,789	1,838,813
Kellogg Co.	44,660	2,079,816
Kraft Foods, Inc., Class A	285,200	7,226,968
Nestle S.A. (Registered)	97,436	3,677,347
Ralcorp Holdings, Inc.*	8,200	499,544
Sara Lee Corp.	184,700	1,802,672
Smithfield Foods, Inc.*	16,800	234,696
Tyson Foods, Inc., Class A	133,500	1,683,435

		32,810,424

Household Products (1.2%)
Clorox Co.	2,300	128,409

	Number of Shares	Value (Note 1)
Energizer Holdings, Inc.*	1,600	$83,584
Kimberly-Clark Corp.	17,200	901,796
Procter & Gamble Co.	286,952	14,663,247

		15,777,036

Personal Products (0.0%)
Alberto-Culver Co.	1,800	45,774
Mead Johnson Nutrition Co., Class A*	2,100	66,717
NBTY, Inc.*	2,400	67,488

		179,979

Tobacco (1.2%)
Altria Group, Inc.	192,785	3,159,746
Lorillard, Inc.^	20,620	1,397,417
Philip Morris International, Inc.	216,035	9,423,447
Reynolds American, Inc.	65,550	2,531,541

		16,512,151

Total Consumer Staples		119,474,461

Energy (17.0%)
Energy Equipment & Services (2.0%)
Baker Hughes, Inc.	285,650	10,409,086
BJ Services Co.	45,300	617,439
ENSCO International, Inc.	27,000	941,490
Exterran Holdings, Inc.*	4,900	78,596
Halliburton Co.	154,400	3,196,080
Helix Energy Solutions Group, Inc.*	15,300	166,311
Helmerich & Payne, Inc.	10,500	324,135
Nabors Industries Ltd.*	41,100	640,338
National Oilwell Varco, Inc.*	112,125	3,662,003
Oil States International, Inc.*	7,200	174,312
Patterson-UTI Energy, Inc.	19,000	244,340
Pride International, Inc.*	13,400	335,804
Rowan Cos., Inc.	13,500	260,820
Schlumberger Ltd.	94,800	5,129,628
SEACOR Holdings, Inc.*	2,800	210,672
Smith International, Inc.	12,900	332,175
Superior Energy Services, Inc.*	11,300	195,151
Tidewater, Inc.	7,300	312,951
Unit Corp.*	5,900	162,663

		27,393,994

Oil, Gas & Consumable Fuels (15.0%)
Anadarko Petroleum Corp.	72,400	3,286,236
Apache Corp.	121,185	8,743,498
Arch Coal, Inc.	21,000	322,770
BP plc (ADR)^	27,700	1,320,736
Cabot Oil & Gas Corp.	15,000	459,600
Chesapeake Energy Corp.	90,900	1,802,547
Chevron Corp.	460,454	30,505,078
Cimarex Energy Co.	13,100	371,254
Comstock Resources, Inc.*	6,200	204,910
Concho Resources, Inc.*	11,000	315,590
ConocoPhillips	337,320	14,187,679
Continental Resources, Inc.*	2,300	63,825
Denbury Resources, Inc.*	36,100	531,753
Devon Energy Corp.^	150,610	8,208,245
El Paso Corp.	73,400	677,482
Encore Acquisition Co.*	7,700	237,545
EOG Resources, Inc.	87,485	5,941,981
Exxon Mobil Corp.	776,935	54,315,525
Forest Oil Corp.*	10,200	152,184
Frontline Ltd.	7,500	182,700
Hess Corp.	91,000	4,891,250
Marathon Oil Corp.	371,500	11,193,295
Mariner Energy, Inc.*	4,300	50,525
Murphy Oil Corp.	27,700	1,504,664
Newfield Exploration Co.*	20,300	663,201
Nexen, Inc.	48,400	1,047,860

See Notes to Financial Statements. 119

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Noble Energy, Inc.	24,300	$1,432,971
Occidental Petroleum Corp.	294,641	19,390,324
Overseas Shipholding Group, Inc.	3,000	102,120
Pioneer Natural Resources Co.	17,400	443,700
Plains Exploration & Production Co.*	8,000	218,880
Range Resources Corp.	19,400	803,354
Royal Dutch Shell plc (ADR), Class A	38,950	1,954,901
SandRidge Energy, Inc.*	18,000	153,360
Southern Union Co.	16,000	294,240
Spectra Energy Corp.	95,300	1,612,476
St. Mary Land & Exploration Co.	4,700	98,089
Sunoco, Inc.	17,000	394,400
Teekay Corp.	5,600	117,768
Tesoro Corp.	15,300	194,769
Total S.A. (ADR)	274,230	14,871,493
Valero Energy Corp.	74,900	1,265,061
Whiting Petroleum Corp.*	7,400	260,184
Williams Cos., Inc.	84,200	1,314,362
XTO Energy, Inc.	84,100	3,207,574

		199,311,959

Total Energy		226,705,953

Financials (20.5%)
Capital Markets (4.4%)
Ameriprise Financial, Inc.	29,300	711,111
Bank of New York Mellon Corp.	649,439	19,035,057
BlackRock, Inc.	1,900	333,298
Deutsche Bank AG (Registered)^	36,700	2,238,700
Franklin Resources, Inc.	12,000	864,120
Goldman Sachs Group, Inc.	141,160	20,812,631
Invesco Ltd.	91,410	1,628,926
Investment Technology Group, Inc.*	5,800	118,262
Janus Capital Group, Inc.	2,100	23,940
Jefferies Group, Inc.*	4,100	87,453
Legg Mason, Inc.	20,500	499,790
Morgan Stanley	217,200	6,192,372
Raymond James Financial, Inc.	13,700	235,777
State Street Corp.	129,740	6,123,728

		58,905,165

Commercial Banks (4.0%)
Associated Banc-Corp.	18,500	231,250
Bancorpsouth, Inc.	11,800	242,254
Bank of Hawaii Corp.	7,700	275,891
BB&T Corp.^	117,200	2,576,056
BOK Financial Corp.	3,000	113,010
CapitalSource, Inc.	35,600	173,728
City National Corp./California	6,100	224,663
Comerica, Inc.	22,300	471,645
Commerce Bancshares, Inc./Missouri	5,700	181,431
Cullen/Frost Bankers, Inc.	7,500	345,900
Fifth Third Bancorp	78,400	556,640
First Citizens BancShares, Inc./North Carolina, Class A	800	106,920
First Horizon National Corp.*	32,629	391,547
Fulton Financial Corp.	27,100	141,191
Huntington Bancshares, Inc./Ohio	65,900	275,462
KeyCorp	74,700	391,428
M&T Bank Corp.	10,400	529,672
Marshall & Ilsley Corp.	40,400	193,920
PNC Financial Services Group, Inc.	108,255	4,201,377
Popular, Inc.	37,500	82,500
Regions Financial Corp.	300,000	1,212,000
SunTrust Banks, Inc.	49,400	812,630
Synovus Financial Corp.	51,400	153,686
TCF Financial Corp.	23,100	308,847

	Number of Shares	Value (Note 1)
U.S. Bancorp^	418,200	$7,494,144
Valley National Bancorp	22,575	264,128
Wells Fargo & Co.	1,303,120	31,613,690
Whitney Holding Corp./Louisiana	9,100	83,356
Wilmington Trust Corp.	9,000	122,940
Zions Bancorporation	17,500	202,300

		53,974,206

Consumer Finance (0.8%)
American Express Co.	120,300	2,795,772
AmeriCredit Corp.*	9,100	123,305
Capital One Financial Corp.^	267,900	5,861,652
Discover Financial Services	71,300	732,251
SLM Corp.*	53,100	545,337
Student Loan Corp.	700	26,040

		10,084,357

Diversified Financial Services (4.8%)
Bank of America Corp.	1,222,000	16,130,400
CIT Group, Inc.	63,000	135,450
Citigroup, Inc.	799,800	2,375,406
CME Group, Inc.	9,100	2,831,101
Interactive Brokers Group, Inc., Class A*	5,900	91,627
JPMorgan Chase & Co.	1,229,310	41,931,764
Leucadia National Corp.*	17,300	364,857
NASDAQ OMX Group, Inc.*	9,900	210,969
NYSE Euronext	28,000	763,000

		64,834,574

Insurance (5.1%)
ACE Ltd.	181,675	8,035,485
Alleghany Corp.*	816	221,136
Allied World Assurance Co. Holdings Ltd./Bermuda	7,400	302,142
Allstate Corp.	340,575	8,310,030
American Financial Group, Inc./Ohio	12,300	265,434
American International Group, Inc.	218,000	252,880
American National Insurance Co.	2,100	158,718
Aon Corp.^	83,915	3,177,861
Arch Capital Group Ltd.*	6,800	398,344
Arthur J. Gallagher & Co.	1,100	23,474
Aspen Insurance Holdings Ltd.	12,000	268,080
Assurant, Inc.	18,300	440,847
Axis Capital Holdings Ltd.	15,900	416,262
Brown & Brown, Inc.	4,500	89,685
Chubb Corp.	87,980	3,508,642
Cincinnati Financial Corp.	21,600	482,760
CNA Financial Corp.	5,000	77,350
Endurance Specialty Holdings Ltd.	4,700	137,710
Erie Indemnity Co., Class A	1,300	46,488
Everest Reinsurance Group Ltd.	9,400	672,758
Fidelity National Financial, Inc., Class A	29,100	393,723
First American Corp.	14,300	370,513
Genworth Financial, Inc., Class A	156,150	1,091,489
Hanover Insurance Group, Inc.	7,300	278,203
Hartford Financial Services Group, Inc.^	100,900	1,197,683
HCC Insurance Holdings, Inc.	17,000	408,170
Lincoln National Corp.	118,600	2,041,106
Loews Corp.	47,300	1,296,020
Markel Corp.*	1,500	422,550
Marsh & McLennan Cos., Inc.	70,100	1,411,113
MBIA, Inc.*	21,800	94,394
Mercury General Corp.	3,500	117,005
MetLife, Inc.	373,240	11,200,931
Odyssey Reinsurance Holdings Corp.	1,900	75,962
Old Republic International Corp.	35,500	349,675

See Notes to Financial Statements. 120

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
OneBeacon Insurance Group Ltd., Class A	4,400	$51,436
PartnerReinsurance Ltd.	8,100	526,095
Progressive Corp.*	88,700	1,340,257
Protective Life Corp.	12,800	146,432
Prudential Financial, Inc.	73,285	2,727,668
Reinsurance Group of America, Inc.	10,100	352,591
RenaissanceReinsurance Holdings Ltd.	9,400	437,476
StanCorp Financial Group, Inc.	7,000	200,760
Torchmark Corp.^	30,600	1,133,424
Transatlantic Holdings, Inc.	2,700	116,991
Travelers Cos., Inc.	181,490	7,448,350
Unitrin, Inc.	7,500	90,150
Unum Group	132,800	2,106,208
Validus Holdings Ltd.	3,800	83,524
W.R. Berkley Corp.	13,100	281,257
Wesco Financial Corp.	200	58,200
White Mountains Insurance Group Ltd.	1,200	274,692
XL Capital Ltd., Class A	158,400	1,815,264

		67,225,398

Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)	4,500	161,055
AMB Property Corp. (REIT)	22,000	413,820
Annaly Capital Management, Inc. (REIT)	79,000	1,196,060
Apartment Investment & Management Co. (REIT), Class A	11,300	100,005
AvalonBay Communities, Inc. (REIT)	11,700	654,498
Boston Properties LP (REIT)	18,100	863,370
Brandywine Realty Trust (REIT)	16,000	119,200
BRE Properties, Inc. (REIT)	7,300	173,448
Camden Property Trust (REIT)	9,700	267,720
Chimera Investment Corp. (REIT)	97,300	339,577
Corporate Office Properties Trust/Maryland (REIT)	8,300	243,439
Douglas Emmett, Inc. (REIT)	18,400	165,416
Duke Realty Corp. (REIT)	33,700	295,549
Equity Residential (REIT)	40,700	904,761
Essex Property Trust, Inc. (REIT)	3,200	199,136
Federal Realty Investment Trust (REIT)	7,500	386,400
HCP, Inc. (REIT)	24,400	517,036
Health Care REIT, Inc. (REIT)	8,000	272,800
Hospitality Properties Trust (REIT)	14,300	170,027
Host Hotels & Resorts, Inc. (REIT)	90,600	760,134
HRPT Properties Trust (REIT)	30,000	121,800
Kimco Realty Corp. (REIT)	54,600	548,730
Liberty Property Trust (REIT)	16,000	368,640
Macerich Co. (REIT)	11,200	197,232
Mack-Cali Realty Corp. (REIT)	11,900	271,320
Nationwide Health Properties, Inc. (REIT)	3,700	95,238
Plum Creek Timber Co., Inc. (REIT)	15,200	452,656
ProLogis (REIT)	66,600	536,796
Rayonier, Inc. (REIT)	6,300	229,005
Realty Income Corp. (REIT)	15,100	330,992
Regency Centers Corp. (REIT)	12,000	418,920
Senior Housing Properties Trust (REIT)	17,500	285,600
Simon Property Group, Inc. (REIT)	19,800	1,018,314
SL Green Realty Corp. (REIT)	9,700	222,518
Taubman Centers, Inc. (REIT)	7,700	206,822
UDR, Inc. (REIT)	20,900	215,897

	Number of Shares	Value (Note 1)
Ventas, Inc. (REIT)	22,700	$677,822
Vornado Realty Trust (REIT)	22,101	995,208
Weingarten Realty Investors (REIT)	14,700	213,297

		15,610,258

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A	15,900	104,940
Jones Lang LaSalle, Inc.	5,700	186,561

		291,501

Thrifts & Mortgage Finance (0.2%)
First Niagara Financial Group, Inc.	21,700	247,814
Hudson City Bancorp, Inc.	30,200	401,358
New York Community Bancorp, Inc.	51,700	552,673
People’s United Financial, Inc.	52,100	783,584
TFS Financial Corp.	12,800	135,936
Washington Federal, Inc.	13,300	172,900

		2,294,265

Total Financials		273,219,724

Health Care (11.8%)
Biotechnology (0.1%)
Amgen, Inc.*	35,700	1,889,958

Health Care Equipment & Supplies (1.0%)
Becton, Dickinson & Co.	7,000	499,170
Boston Scientific Corp.*	140,800	1,427,712
Cooper Cos., Inc.	6,500	160,745
Covidien plc	167,600	6,274,944
Hill-Rom Holdings, Inc.	6,900	111,918
Hologic, Inc.*	33,600	478,128
Inverness Medical Innovations, Inc.*	5,600	199,248
Kinetic Concepts, Inc.*	5,800	158,050
Medtronic, Inc.^	91,800	3,202,902
Teleflex, Inc.	3,300	147,939
Zimmer Holdings, Inc.*	31,200	1,329,120

		13,989,876

Health Care Providers & Services (1.2%)
Aetna, Inc.	50,900	1,275,045
AmerisourceBergen Corp.	5,400	95,796
Brookdale Senior Living, Inc.	6,600	64,284
Cardinal Health, Inc.	89,950	2,747,973
CIGNA Corp.	36,200	872,058
Community Health Systems, Inc.*	6,700	169,175
Coventry Health Care, Inc.*	15,500	290,005
Health Net, Inc.*	15,900	247,245
Humana, Inc.*	15,600	503,256
LifePoint Hospitals, Inc.*	8,200	215,250
Lincare Holdings, Inc.*	1,200	28,224
McKesson Corp.	20,100	884,400
MEDNAX, Inc.*	4,500	189,585
Omnicare, Inc.	9,900	255,024
Tenet Healthcare Corp.*	38,000	107,160
UnitedHealth Group, Inc.	172,600	4,311,547
Universal Health Services, Inc., Class B	6,800	332,180
WellPoint, Inc.*	77,750	3,956,698

		16,544,905

Health Care Technology (0.0%)
IMS Health, Inc.	20,800	264,160

Life Sciences Tools & Services (0.4%)
Charles River Laboratories International, Inc.*	3,200	108,000
Life Technologies Corp.*	2,900	120,988
PerkinElmer, Inc.	13,200	229,680
Thermo Fisher Scientific, Inc.*^	78,940	3,218,384

See Notes to Financial Statements. 121

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Waters Corp.*^	21,240	$1,093,223

		4,770,275

Pharmaceuticals (9.1%)
Abbott Laboratories, Inc.	53,670	2,524,637
AstraZeneca plc (ADR)^	28,100	1,240,334
Bristol-Myers Squibb Co.	135,000	2,741,850
Eli Lilly & Co.	130,400	4,517,056
Endo Pharmaceuticals Holdings, Inc.*	17,000	304,640
Forest Laboratories, Inc.*	42,700	1,072,197
GlaxoSmithKline plc	65,045	1,145,414
GlaxoSmithKline plc (ADR)	33,300	1,176,822
Johnson & Johnson	222,175	12,619,540
King Pharmaceuticals, Inc.*	36,100	347,643
Merck & Co., Inc.	578,965	16,187,861
Mylan, Inc.*	12,600	164,430
Novartis AG (ADR)	35,450	1,446,006
Pfizer, Inc.^	2,166,260	32,493,899
Roche Holding AG	6,210	844,863
Schering-Plough Corp.	642,125	16,130,180
Watson Pharmaceuticals, Inc.*	15,300	515,457
Wyeth	555,410	25,210,060

		120,682,889

Total Health Care		158,142,063

Industrials (10.2%)
Aerospace & Defense (3.8%)
BE Aerospace, Inc.*	7,000	100,520
Boeing Co.	111,900	4,755,750
General Dynamics Corp.	45,400	2,514,706
Honeywell International, Inc.	261,575	8,213,455
ITT Corp.	23,800	1,059,100
L-3 Communications Holdings, Inc.	16,900	1,172,522
Lockheed Martin Corp.	220,020	17,744,613
Northrop Grumman Corp.	185,250	8,462,220
Raytheon Co.	13,200	586,476
Spirit AeroSystems Holdings, Inc., Class A*	10,300	141,522
United Technologies Corp	90,280	4,690,949

		49,441,833

Air Freight & Logistics (0.2%)
FedEx Corp.	45,200	2,514,024
UTi Worldwide, Inc.*	1,700	19,380

		2,533,404

Airlines (0.0%)
Southwest Airlines Co.	73,900	497,347

Building Products (0.1%)
Armstrong World Industries, Inc.*	3,700	61,013
Masco Corp.^	126,450	1,211,391
Owens Corning, Inc.*	7,000	89,460
USG Corp.*	5,500	55,385

		1,417,249

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	13,300	341,544
Cintas Corp.	15,600	356,304
Corrections Corp. of America*	14,800	251,452
Covanta Holding Corp.*	18,700	317,152
Pitney Bowes, Inc.	29,900	655,707
R.R. Donnelley & Sons Co.	22,100	256,802
Republic Services, Inc.	31,900	778,679
Waste Connections, Inc.*	3,100	80,321
Waste Management, Inc.	7,400	208,384

		3,246,345

Construction & Engineering (0.1%)
KBR, Inc	23,300	429,652

	Number of Shares	Value (Note 1)
Quanta Services, Inc.*	28,700	$663,831
Shaw Group, Inc.*	2,300	63,043
URS Corp.*	10,400	515,008

		1,671,534

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	42,000	1,304,100
General Cable Corp.*	7,500	281,850
Hubbell, Inc., Class B	7,200	230,832
Rockwell Automation, Inc.	18,500	594,220
Roper Industries, Inc.	1,900	86,089
Thomas & Betts Corp.*	5,200	150,072

		2,647,163

Industrial Conglomerates (1.8%)
3M Co.	42,740	2,568,674
Carlisle Cos., Inc.	8,300	199,532
General Electric Co.	1,775,000	20,803,000
Textron, Inc.	42,000	405,720

		23,976,926

Machinery (2.1%)
AGCO Corp.*	13,400	389,538
Bucyrus International, Inc.	8,400	239,904
Caterpillar, Inc.^	182,000	6,013,280
Crane Co.	3,500	78,085
Cummins, Inc.	143,350	5,047,354
Danaher Corp.^	45,895	2,833,557
Deere & Co.	59,000	2,357,050
Dover Corp.	47,100	1,558,539
Eaton Corp.	62,740	2,798,831
Gardner Denver, Inc.*	7,900	198,843
Graco, Inc.	4,700	103,494
Harsco Corp.	3,100	87,730
IDEX Corp.	4,800	117,936
Illinois Tool Works, Inc.	65,100	2,430,834
Ingersoll-Rand plc, Class A*^	51,500	1,076,350
Joy Global, Inc.	1,800	64,296
Kennametal, Inc.	8,700	166,866
Lincoln Electric Holdings, Inc.	6,200	223,448
Manitowoc Co., Inc.	18,900	99,414
Oshkosh Corp.	10,800	157,032
PACCAR, Inc.	4,000	130,040
Parker Hannifin Corp.	23,300	1,000,968
Pentair, Inc.	10,300	263,886
SPX Corp.	7,100	347,687
Terex Corp.*	14,200	171,394
Timken Co.	11,800	201,544
Trinity Industries, Inc.	10,900	148,458

		28,306,358

Marine (0.0%)
Alexander & Baldwin, Inc.	5,800	135,952
Kirby Corp.*	6,200	197,098

		333,050

Professional Services (0.1%)
Dun & Bradstreet Corp.	12,130	985,077
Equifax, Inc.	4,000	104,400
Manpower, Inc.	11,500	486,910
Monster Worldwide, Inc.*	7,600	89,756

		1,666,143

Road & Rail (1.5%)
Burlington Northern Santa Fe Corp.^	53,075	3,903,136
Con-way, Inc.	5,100	180,081
CSX Corp.	327,075	11,326,607
Hertz Global Holdings, Inc.*	27,100	216,529
Kansas City Southern*	7,200	115,992
Norfolk Southern Corp.	46,300	1,744,121
Ryder System, Inc.	8,100	226,152

See Notes to Financial Statements. 122

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Union Pacific Corp.	34,300	$1,785,658

		19,498,276

Trading Companies & Distributors (0.1%)
GATX Corp.	3,900	100,308
W.W. Grainger, Inc.^	16,120	1,319,906
WESCO International, Inc.*	2,100	52,584

		1,472,798

Total Industrials		136,708,426

Information Technology (8.0%)
Communications Equipment (1.2%)
Brocade Communications Systems, Inc.*	36,400	284,648
Ciena Corp.*	11,700	121,095
Cisco Systems, Inc.*	385,575	7,187,118
CommScope, Inc.*	12,100	317,746
EchoStar Corp., Class A*	5,100	81,294
Harris Corp.	4,200	119,112
JDS Uniphase Corp.*	17,800	101,816
Motorola, Inc.	656,700	4,353,921
Nokia Oyj (ADR)^	177,600	2,589,408
Telefonaktiebolaget LM Ericsson (ADR)^	58,400	571,152
Tellabs, Inc.*	56,900	326,037

		16,053,347

Computers & Peripherals (1.9%)
Diebold, Inc.	2,000	52,720
EMC Corp.*	261,700	3,428,270
Hewlett-Packard Co.	348,170	13,456,771
International Business Machines Corp.	43,170	4,507,811
Lexmark International, Inc., Class A*	12,300	194,955
SanDisk Corp.*	17,000	249,730
Seagate Technology	7,100	74,266
Sun Microsystems, Inc.*	111,600	1,028,952
Teradata Corp.*	4,600	107,778
Western Digital Corp.*	65,850	1,745,025

		24,846,278

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.*^	25,510	518,108
Arrow Electronics, Inc.*	10,100	214,524
AU Optronics Corp. (ADR)^	94,100	910,888
Avnet, Inc.*	13,600	286,008
AVX Corp.	8,300	82,419
Corning, Inc.^	138,000	2,216,280
Ingram Micro, Inc., Class A*	25,500	446,250
Jabil Circuit, Inc.	19,800	146,916
Molex, Inc.	15,100	234,805
Tech Data Corp.*	6,100	199,531
Tyco Electronics Ltd.^	111,500	2,072,785
Vishay Intertechnology, Inc.*	38,250	259,718

		7,588,232

Internet Software & Services (0.2%)
eBay, Inc.*	124,400	2,130,972
IAC/InterActiveCorp*	8,900	142,845
Yahoo!, Inc.*	11,200	175,392

		2,449,209

IT Services (0.7%)
Accenture Ltd., Class A	149,490	5,001,935
Affiliated Computer Services, Inc., Class A*	5,200	230,984
Amdocs Ltd.*	24,100	516,945
Broadridge Financial Solutions, Inc.	7,700	127,666
Computer Sciences Corp.*	22,700	1,005,610
Convergys Corp.*	17,500	162,400
DST Systems, Inc.*	1,400	51,730

	Number of Shares	Value (Note 1)
Fidelity National Information Services, Inc.	17,300	$345,308
SAIC, Inc.*	7,800	144,690
Total System Services, Inc.	6,600	88,374
Western Union Co.	71,425	1,171,370

		8,847,012

Office Electronics (0.1%)
Xerox Corp.	125,500	813,240
Zebra Technologies Corp., Class A* .	800	18,928

		832,168

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.*	38,300	148,221
Applied Materials, Inc.	192,900	2,116,113
Atmel Corp.*	65,400	243,942
Fairchild Semiconductor International, Inc.*	22,800	159,372
Integrated Device Technology, Inc.*	17,200	103,888
Intel Corp.	1,065,960	17,641,637
International Rectifier Corp.*	7,600	112,556
Intersil Corp., Class A	12,300	154,611
KLA-Tencor Corp.	24,600	621,150
LSI Corp.*	94,100	429,096
Marvell Technology Group Ltd.*	7,500	87,300
Maxim Integrated Products, Inc.	7,100	111,399
Micron Technology, Inc.*	101,200	512,072
Novellus Systems, Inc.*	5,600	93,520
PMC-Sierra, Inc.*	32,300	257,108
Texas Instruments, Inc.	405,425	8,635,553

		31,427,538

Software (1.1%)
Activision Blizzard, Inc.*	33,900	428,157
Autodesk, Inc.*	10,700	203,086
CA, Inc.	13,000	226,590
Compuware Corp.*	35,100	240,786
Macrovision Solutions Corp.*	4,500	98,145
Microsoft Corp.^	303,600	7,216,572
Novell, Inc.*	25,900	117,327
Oracle Corp.	191,685	4,105,893
Symantec Corp.*^	101,350	1,577,006
Synopsys, Inc.*	7,800	152,178

		14,365,740

Total Information Technology		106,409,524

Materials (3.0%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	54,220	3,502,070
Airgas, Inc.	11,800	478,254
Albemarle Corp.	12,500	319,625
Ashland, Inc.	11,000	308,550
Cabot Corp.	10,700	134,606
Cytec Industries, Inc.	6,300	117,306
Dow Chemical Co.	161,400	2,604,996
E.I. du Pont de Nemours & Co.^	200,500	5,136,810
Eastman Chemical Co.^	43,400	1,644,860
FMC Corp.	1,600	75,680
Huntsman Corp.	26,500	133,295
Intrepid Potash, Inc.*	400	11,232
Lubrizol Corp.	1,200	56,772
PPG Industries, Inc.^	113,100	4,965,090
RPM International, Inc.	8,800	123,552
Valhi, Inc.	700	5,201
Valspar Corp.	14,700	331,191

		19,949,090

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	4,000	315,520

See Notes to Financial Statements. 123

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Vulcan Materials Co.	16,600	$715,460

		1,030,980

Containers & Packaging (0.2%)
AptarGroup, Inc.	9,800	330,946
Ball Corp.	4,800	216,768
Bemis Co., Inc.	15,100	380,520
Greif, Inc., Class A	4,800	212,256
Owens-Illinois, Inc.*	4,500	126,045
Packaging Corp. of America	11,400	184,680
Pactiv Corp.*	3,500	75,950
Sealed Air Corp.	24,400	450,180
Sonoco Products Co.	15,100	361,645
Temple-Inland, Inc.	19,400	254,528

		2,593,518

Metals & Mining (1.1%)
AK Steel Holding Corp.	15,900	305,121
Alcoa, Inc.	75,900	784,047
Allegheny Technologies, Inc.	14,200	496,006
Carpenter Technology Corp.	5,400	112,374
Cliffs Natural Resources, Inc.	17,200	420,884
Commercial Metals Co.	17,900	286,937
Compass Minerals International, Inc.	2,200	120,802
Freeport-McMoRan Copper & Gold, Inc.	23,500	1,177,585
Newmont Mining Corp.	165,175	6,750,702
Nucor Corp.	45,600	2,026,008
Reliance Steel & Aluminum Co.	9,900	380,061
Royal Gold, Inc.	3,700	154,290
Schnitzer Steel Industries, Inc., Class A	700	37,002
Southern Copper Corp.	6,700	136,948
Steel Dynamics, Inc.	26,400	388,872
Titanium Metals Corp.	12,800	117,632
United States Steel Corp.	20,800	743,392

		14,438,663

Paper & Forest Products (0.2%)
International Paper Co.	64,600	977,398
MeadWestvaco Corp.	25,300	415,173
Weyerhaeuser Co.	31,800	967,674

		2,360,245

Total Materials		40,372,496

Telecommunication Services (5.0%)
Diversified Telecommunication Services (4.1%)
AT&T, Inc.	1,518,275	37,713,951
CenturyTel, Inc.	14,800	454,360
Embarq Corp.	20,700	870,642
Frontier Communications Corp.	25,600	182,784
Level 3 Communications, Inc.*	236,100	356,511
Qwest Communications International, Inc.	213,600	886,440
Verizon Communications, Inc.	484,200	14,879,466
Windstream Corp.	32,200	269,192

		55,613,346

Wireless Telecommunication Services (0.9%)
Clearwire Corp., Class A*	1,300	7,189
Crown Castle International Corp.*	27,000	648,540
Leap Wireless International, Inc.*	2,000	65,860
NII Holdings, Inc.*	22,800	434,796
Sprint Nextel Corp.*	1,114,550	5,360,985
Telephone & Data Systems, Inc.	13,200	373,560
U.S. Cellular Corp.*	1,800	69,210
Vodafone Group plc	1,652,893	3,194,999

	Number of Shares	Value (Note 1)
Vodafone Group plc (ADR)	83,300	$1,623,517

		11,778,656

Total Telecommunication Services		67,392,002

Utilities (5.2%)
Electric Utilities (2.7%)
Allegheny Energy, Inc.	9,600	246,240
American Electric Power Co., Inc.	135,250	3,907,373
DPL, Inc.	15,400	356,818
Duke Energy Corp.	186,700	2,723,953
Edison International	47,300	1,488,058
Entergy Corp.	50,190	3,890,729
Exelon Corp.	87,300	4,470,633
FirstEnergy Corp.	44,200	1,712,750
FPL Group, Inc.	83,210	4,731,320
Great Plains Energy, Inc.	21,500	334,325
Hawaiian Electric Industries, Inc.	14,100	268,746
Northeast Utilities	26,300	586,753
NV Energy, Inc.	19,500	210,405
Pepco Holdings, Inc.	33,000	443,520
Pinnacle West Capital Corp.	56,900	1,715,535
PPL Corp.	65,010	2,142,730
Progress Energy, Inc.	40,500	1,532,115
Southern Co.	113,500	3,536,660
Westar Energy, Inc.	15,800	296,566

		34,595,229

Gas Utilities (0.2%)
AGL Resources, Inc.	11,000	349,800
Atmos Energy Corp.	13,800	345,552
Energen Corp.	10,400	414,960
National Fuel Gas Co.	10,300	371,624
ONEOK, Inc.	16,100	474,789
Questar Corp.	25,300	785,818
UGI Corp.	15,500	395,095

		3,137,638

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	18,800	218,268
Calpine Corp.*	22,300	248,645
Constellation Energy Group, Inc.	2,800	74,424
Dynegy, Inc., Class A*	65,700	149,139
Mirant Corp.*	20,900	328,966
NRG Energy, Inc.*	38,600	1,002,056
RRI Energy, Inc.*^	174,700	875,247

		2,896,745

Multi-Utilities (2.1%)
Alliant Energy Corp.	16,000	418,080
Ameren Corp.^	44,700	1,112,583
CenterPoint Energy, Inc.	8,100	89,748
CMS Energy Corp.^	72,850	880,028
Consolidated Edison, Inc.	41,100	1,537,962
Dominion Resources, Inc.^	209,809	7,011,817
DTE Energy Co.	24,800	793,600
Integrys Energy Group, Inc.	8,600	257,914
MDU Resources Group, Inc.	27,000	512,190
NiSource, Inc.	147,200	1,716,352
NSTAR	15,900	510,549
OGE Energy Corp.	13,300	376,656
PG&E Corp.^	98,135	3,772,309
Public Service Enterprise Group, Inc.^	134,105	4,375,846
SCANA Corp.	18,000	584,460
Sempra Energy	35,400	1,756,902
TECO Energy, Inc.	32,100	382,953
Vectren Corp.	11,600	271,788
Wisconsin Energy Corp.	17,200	700,212

See Notes to Financial Statements. 124

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	68,400	$1,259,244

		28,321,193

Water Utilities (0.0%)
American Water Works Co., Inc.	9,800	187,278
Aqua America, Inc.	19,700	352,630

		539,908

Total Utilities		69,490,713

Total Common Stocks (98.8%) (Cost $1,439,918,496)		1,321,636,620

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.16%, 9/10/09 #(p)	$794,000	793,742

Short-Term Investments of Cash Collateral for Securities Loaned (1.7%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	1,790,000	1,766,245
Deutsche Bank Securities, Inc., Repurchase Agreement
0.09%, 7/1/09 (r)(u)	15,413,603	15,413,603
General Electric Capital Corp.
0.40%, 3/12/10 (l)	330,000	324,482
Lehman Brothers Holdings
0.00%, 8/21/09 (h)(l)(s)	2,039,987	300,898
Monumental Global Funding II
0.43%, 5/26/10 (l)	3,830,000	3,686,375
Pricoa Global Funding I
0.40%, 6/25/10 (l)	2,439,756	2,248,486

Total Short-Term Investments of Cash Collateral for Securities Loaned		23,740,089

Time Deposit (1.3%)
JPMorgan Chase Nassau
0.000%, 7/1/09	17,581,613	17,581,613

Total Short-Term Investments (3.1%) (Cost/Amortized Cost $44,208,448)		42,115,444

Total Investments (101.9%) (Cost/Amortized Cost $1,484,126,944)		1,363,752,064
Other Assets Less Liabilities (-1.9%)		(25,633,729)

Net Assets (100%)		$1,338,118,335

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(p)	Yield to maturity.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(s)	Issuer in bankruptcy.
(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% –5.500%, maturing 4/15/23 – 7/19/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 – 7/25/38.

Glossary:
ADR	— American Depositary Receipt

See Notes to Financial Statements. 125

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 1000 Mini Index	113	September-09	$5,704,707	$5,653,955	$(50,752)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$122,522,871	$1,198,387	$–	$123,721,258
Consumer Staples	112,541,721	6,932,740	–	119,474,461
Energy	226,705,953	–	–	226,705,953
Financials	273,219,724	–	–	273,219,724
Health Care	156,151,786	1,990,277	–	158,142,063
Industrials	136,708,426	–	–	136,708,426
Information Technology	106,409,524	–	–	106,409,524
Materials	40,372,496	–	–	40,372,496
Telecommunication Services	64,197,003	3,194,999	–	67,392,002
Utilities	69,490,713	–	–	69,490,713
Short-Term Investments	–	42,115,444	–	42,115,444
Total Asset	$1,308,320,217	$55,431,847	$–	$1,363,752,064
Liability:
Futures	$(50,752)	$–	$–	$(50,752)
Total Liability	$(50,752)	$–	$–	$(50,752)
Total	$1,308,269,465	$55,431,847	$–	$1,363,701,312

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

See Notes to Financial Statements. 126

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(50,752	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(50,752)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	(7,318)	–	(7,318)
Credit contracts	–	–	–	–	–
Equity contracts	–	162,072	–	–	162,072
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$162,072	$(7,318)	$–	$154,754

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	3,091	–	3,091
Credit contracts	–	–	–	–	–
Equity contracts	–	(50,752)	–	–	(50,752)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(50,752)	$3,091	$–	$(47,661)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$830,284,202

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,016,162,479

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,307,049
Aggregate gross unrealized depreciation	(211,992,005)

Net unrealized depreciation	$(168,684,956)

Federal income tax cost of investments	$1,532,437,020

At June 30, 2009, the Portfolio had loaned securities with a total value of $24,898,463. This was secured by collateral of $25,843,346 which was received as cash and subsequently invested in short-term investments currently valued at $23,740,089, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $62, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30,2009, the Portfolio incurred approximately $4,954 as brokerage commissions with Sanford C. Bernstein & Co., Inc. and $2,778 with Williams Capital Group, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $165,673,773 which expires in the year 2016.

See Notes to Financial Statements. 127

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.1%)
Auto Components (0.9%)
Other Auto Components	273,100	$3,655,238

		3,655,238

Automobiles (0.0%)
Other Automobiles	5,500	91,189

		91,189

Distributors (0.3%)
Other Distributors	63,400	1,049,657

		1,049,657

Diversified Consumer Services (2.9%)
Corinthian Colleges, Inc.*^	102,201	1,730,263
ITT Educational Services, Inc.*^	28,531	2,871,931
Strayer Education, Inc.^	7,600	1,657,636
Other Diversified Consumer Services	194,629	5,397,762

		11,657,592

Hotels, Restaurants & Leisure (2.7%)
Other Hotels, Restaurants & Leisure	891,054	11,072,928

		11,072,928

Household Durables (0.6%)
Other Household Durables	145,500	2,354,159

		2,354,159

Internet & Catalog Retail (0.5%)
Other Internet & Catalog Retail	175,240	2,231,359

		2,231,359

Leisure Equipment & Products (0.2%)
Other Leisure Equipment & Products	50,500	925,930

		925,930

Media (1.3%)
Other Media	395,706	5,416,007

		5,416,007

Multiline Retail (0.6%)
Kohl’s Corp.*	41,914	1,791,824
Other Multiline Retail	30,540	855,017

		2,646,841

Specialty Retail (6.0%)
Advance Auto Parts, Inc.	56,285	2,335,265
Aeropostale, Inc.*	93,033	3,188,240
Best Buy Co., Inc.	73,041	2,446,143
Dick’s Sporting Goods, Inc.*^	147,228	2,532,322
Ross Stores, Inc.	44,477	1,716,812
Other Specialty Retail	713,562	12,131,509

		24,350,291

Textiles, Apparel & Luxury Goods (2.1%)
Warnaco Group, Inc.*	85,240	2,761,775
Other Textiles, Apparel & Luxury Goods	360,744	5,871,203

		8,632,978

Total Consumer Discretionary		74,084,169

Consumer Staples (3.8%)
Beverages (0.5%)
Other Beverages	79,090	2,009,591

		2,009,591

Food & Staples Retailing (0.6%)
Other Food & Staples Retailing	90,358	2,434,112

		2,434,112

Food Products (1.3%)
Other Food Products	271,116	5,749,778

		5,749,778

	Number of Shares	Value (Note 1)
Household Products (0.7%)
Energizer Holdings, Inc.*	31,390	$1,639,814
Other Household Products	21,200	1,037,461

		2,677,275

Personal Products (0.6%)
Other Personal Products	113,339	2,558,256

		2,558,256

Tobacco (0.1%)
Other Tobacco	44,300	223,922

		223,922

Total Consumer Staples		15,652,934

Energy (4.7%)
Energy Equipment & Services (2.3%)
Dril-Quip, Inc.*	54,334	2,070,126
Helmerich & Payne, Inc.	51,613	1,593,294
Other Energy Equipment & Services	325,257	5,752,147

		9,415,567

Oil, Gas & Consumable Fuels (2.4%)
Other Oil, Gas & Consumable Fuels	686,900	9,783,466

		9,783,466

Total Energy		19,199,033

Financials (7.0%)
Capital Markets (3.0%)
Affiliated Managers Group, Inc.*	35,480	2,064,581
Teton Advisors, Inc.(b)*†	10	20
Other Capital Markets	466,760	10,158,182

		12,222,783

Commercial Banks (0.5%)
Other Commercial Banks	83,000	1,858,256

		1,858,256

Consumer Finance (0.1%)
Other Consumer Finance	48,700	496,574

		496,574

Diversified Financial Services (0.8%)
Other Diversified Financial Services	129,985	3,352,672

		3,352,672

Insurance (1.3%)
Other Insurance	276,340	5,398,698

		5,398,698

Real Estate Investment Trusts (REITs) (0.9%)
Other Real Estate Investment Trusts (REITs)	263,461	3,626,392

		3,626,392

Real Estate Management & Development (0.3%)
Other Real Estate Management & Development	78,500	1,166,436

		1,166,436

Thrifts & Mortgage Finance (0.1%)
Other Thrifts & Mortgage Finance	25,900	402,779

		402,779

Total Financials		28,524,590

Health Care (18.5%)
Biotechnology (4.4%)
Alexion Pharmaceuticals, Inc.*	37,340	1,535,420
Myriad Genetics, Inc.*	50,290	1,792,838
Other Biotechnology	1,391,273	14,566,014

		17,894,272

Health Care Equipment & Supplies (5.5%)
Intuitive Surgical, Inc.*	13,873	2,270,455

See Notes to Financial Statements. 128

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
St. Jude Medical, Inc.*	50,435	$2,072,879
Other Health Care Equipment & Supplies	910,445	18,481,564

		22,824,898

Health Care Providers & Services (2.8%)
Psychiatric Solutions, Inc.*^	90,320	2,053,877
Other Health Care Providers & Services	535,160	9,355,234

		11,409,111

Health Care Technology (1.4%)
athenahealth, Inc.*^	46,560	1,723,186
Other Health Care Technology	222,800	3,954,374

		5,677,560

Life Sciences Tools & Services (2.2%)
Other Life Sciences Tools & Services	432,190	9,115,039

		9,115,039

Pharmaceuticals (2.2%)
Auxilium Pharmaceuticals, Inc.*^	59,245	1,859,107
Other Pharmaceuticals	737,291	7,205,928

		9,065,035

Total Health Care		75,985,915

Industrials (14.3%)
Aerospace & Defense (1.3%)
Other Aerospace & Defense	269,480	5,440,951

		5,440,951

Air Freight & Logistics (0.3%)
Other Air Freight & Logistics	52,430	1,153,965

		1,153,965

Airlines (0.6%)
Other Airlines	213,100	2,321,207

		2,321,207

Building Products (0.7%)
Other Building Products	173,530	2,909,266

		2,909,266

Commercial Services & Supplies (2.0%)
Other Commercial Services & Supplies	421,654	8,387,552

		8,387,552

Construction & Engineering (0.5%)
Other Construction & Engineering	88,000	1,847,573

		1,847,573

Electrical Equipment (2.0%)
AMETEK, Inc.	53,860	1,862,479
Other Electrical Equipment	309,169	6,317,673

		8,180,152

Industrial Conglomerates (0.0%)
Other Industrial Conglomerates	7,800	193,284

		193,284

Machinery (3.8%)
Illinois Tool Works, Inc.	39,893	1,489,605
Pall Corp.	62,576	1,662,018
Other Machinery	515,136	12,250,878

		15,402,501

Marine (0.2%)
Other Marine	19,600	623,084

		623,084

Professional Services (1.7%)
FTI Consulting, Inc.*	31,100	1,577,392
Other Professional Services	239,900	5,536,429

		7,113,821

	Number of Shares	Value (Note 1)
Road & Rail (0.9%)
J.B. Hunt Transport Services, Inc.	50,252	$1,534,194
Other Road & Rail	117,100	2,252,646

		3,786,840

Trading Companies & Distributors (0.3%)
Other Trading Companies & Distributors	58,800	1,280,962

		1,280,962

Total Industrials		58,641,158

Information Technology (27.4%)
Communications Equipment (3.9%)
F5 Networks, Inc.*	69,935	2,419,051
Palm, Inc.*^	140,559	2,329,063
Polycom, Inc.*	83,979	1,702,254
Other Communications Equipment	791,730	9,646,994

		16,097,362

Computers & Peripherals (2.4%)
Logitech International S.A. (Registered)*	128,987	1,805,818
Seagate Technology	239,376	2,503,873
Other Computers & Peripherals	408,783	5,564,093

		9,873,784

Electronic Equipment, Instruments & Components (1.8%)
FLIR Systems, Inc.*	67,400	1,520,544
Other Electronic Equipment, Instruments & Components	357,100	5,669,198

		7,189,742

Internet Software & Services (3.6%)
Akamai Technologies, Inc.*	79,200	1,519,056
Equinix, Inc.*	42,409	3,084,830
VistaPrint Ltd.*^	70,584	3,010,408
Other Internet Software & Services	636,668	7,128,458

		14,742,752

IT Services (2.9%)
Other IT Services	779,572	11,842,609

		11,842,609

Office Electronics (0.1%)
Other Office Electronics	13,300	314,678

		314,678

Semiconductors & Semiconductor Equipment (6.1%)
Atheros Communications, Inc.*^	142,823	2,747,914
FormFactor, Inc.*^	87,600	1,510,224
ON Semiconductor Corp.*	229,460	1,574,096
Other Semiconductors & Semiconductor Equipment	1,463,629	19,053,888

		24,886,122

Software (6.6%)
Adobe Systems, Inc.*	54,616	1,545,633
ANSYS, Inc.*^	49,300	1,536,188
Concur Technologies, Inc.*^	55,358	1,720,527
Nuance Communications, Inc.*^	133,100	1,609,179
Red Hat, Inc.*	119,453	2,404,589
Other Software	1,300,529	18,729,844

		27,545,960

Total Information Technology		112,493,009

Materials (3.1%)
Chemicals (2.0%)
Scotts Miracle-Gro Co., Class A^	54,764	1,919,479
Other Chemicals	303,127	6,179,267

		8,098,746

Construction Materials (0.1%)
Other Construction Materials	15,000	603,678

		603,678

See Notes to Financial Statements. 129

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.7%)
Other Containers & Packaging	99,500	$2,756,318

		2,756,318

Metals & Mining (0.3%)
Other Metals & Mining	65,200	1,344,240

		1,344,240

Paper & Forest Products (0.0%)
Other Paper & Forest Products	6,400	107,097

		107,097

Total Materials		12,910,079

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.5%)
Other Diversified Telecommunication Services	209,300	1,896,963

		1,896,963

Wireless Telecommunication Services (0.8%)
SBA Communications Corp., Class A*^	95,040	2,332,281
Other Wireless Telecommunication Services	71,602	1,072,554

		3,404,835

Total Telecommunication Services		5,301,798

Utilities (0.6%)
Electric Utilities (0.2%)
Other Electric Utilities	40,200	897,861

		897,861

Gas Utilities (0.0%)
Other Gas Utilities	3,700	120,890

		120,890

Independent Power Producers & Energy Traders (0.1%)
Other Independent Power Producers & Energy Traders	19,900	218,819

		218,819

Multi-Utilities (0.3%)
Other Multi-Utilities	75,800	919,286

		919,286

Water Utilities (0.0%)
Other Water Utilities	8,000	125,406

		125,406

Total Utilities		2,282,262

Total Common Stocks (98.8%) (Cost $385,853,668)		405,074,947

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
Other Government Securities	$730,000	729,763

Short-Term Investments of Cash Collateral for Securities Loaned (6.4%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	2,130,000	2,101,733
Deutsche Bank Securities, Inc., Repurchase Agreement
0.09%, 7/1/09 (r)(u)	16,675,526	16,675,526
Monumental Global Funding II
0.43%, 5/26/10 (l)	4,550,000	4,379,376
Pricoa Global Funding I
0.40%, 6/25/10 (l)	2,899,710	2,672,381
Other Short-Term Investments of Cash Collateral for Securities Loaned	2,809,984	740,426

Total Short-Term Investments of Cash Collateral for Securities Loaned		26,569,442

	Principal Amount	Value (Note 1)
Time Deposit (0.9%)
JPMorgan Chase Nassau
0.000%, 7/1/09	$3,624,298	$3,624,298

Total Short-Term Investments (7.5%) (Cost/Amortized Cost $33,419,303)		30,923,503

Total Investments (106.3%) (Cost/Amortized Cost $419,272,971)		435,998,450
Other Assets Less Liabilities (-6.3%)		(25,877,853)

Net Assets (100%)		$410,120,597

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. Fair value securities are disclosed. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $20 or 0.0% of net assets) at fair value.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.500%, maturing 1/15/15 – 6/15/38; Federal National Mortgage Association, 5.000% – 7.000%, maturing 10/1/36 – 12/1/38.

See Notes to Financial Statements. 130

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	21	September-09	$625,615	$620,025	$(5,590)
Russell 2000 Mini Index	40	September-09	2,065,072	2,028,800	(36,272)
S&P Mid 400 E-Mini Index	25	September-09	1,472,120	1,441,750	(30,370)

					$(72,232)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$74,084,169	$–	$–	$74,084,169
Consumer Staples	15,652,934	–	–	15,652,934
Energy	18,568,546	630,487	–	19,199,033
Financials	27,568,101	956,469	20	28,524,590
Health Care	73,972,128	2,013,787	–	75,985,915
Industrials	58,641,158	–	–	58,641,158
Information Technology	112,001,742	491,267	–	112,493,009
Materials	12,910,079	–	–	12,910,079
Telecommunication Services	5,301,798	–	–	5,301,798
Utilities	2,282,262	–	–	2,282,262
Short-Term Investments	–	30,923,503	–	30,923,503
Total Asset	$400,982,917	$35,015,513	$20	$435,998,450
Liability:
Futures	$(72,232)	$–	$–	$(72,232)
Total Liability	$(72,232)	$–	$–	$(72,232)
Total	$400,910,685	$35,015,513	$20	$435,926,218

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	20	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$20	$—

See Notes to Financial Statements. 131

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Investments in Securities-Health Care	Other Investments*
Balance as of 12/31/08	$417,652	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(417,652)	—

Balance as of 6/30/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$20	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(72,232	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(72,232)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	13,921	–	13,921
Credit contracts	–	–	–	–	–
Equity contracts	–	852,926	–	–	852,926
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$852,926	$13,921	$–	$866,847

See Notes to Financial Statements. 132

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(72,232)	–	–	(72,232)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(72,232)	$–	$–	$(72,232)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$366,471,667

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$434,018,280

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,252,122
Aggregate gross unrealized depreciation	(43,382,429)

Net unrealized depreciation	$(2,130,307)

Federal income tax cost of investments	$438,128,757

At June 30, 2009, the Portfolio had loaned securities with a total value of $28,190,064. This was secured by collateral of $29,065,220 which was received as cash and subsequently invested in short-term investments currently valued at $26,569,442, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $26,027, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2009, the Portfolio incurred approximately $2,148 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $25,357,373 which expires in the year 2016.

See Notes to Financial Statements. 133

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.8%)
Auto Components (1.4%)
Magna International, Inc., Class A	106,507	$4,498,856
Other Auto Components	224,358	2,095,056

		6,593,912

Automobiles (0.0%)
Other Automobiles	10,600	125,800

		125,800

Distributors (0.0%)
Other Distributors	8,380	137,543

		137,543

Diversified Consumer Services (0.3%)
Other Diversified Consumer Services	128,896	1,229,073

		1,229,073

Hotels, Restaurants & Leisure (0.9%)
Other Hotels, Restaurants & Leisure	336,021	3,967,353

		3,967,353

Household Durables (2.5%)
Sekisui House Ltd. (ADR)	239,946	2,413,857
Other Household Durables	542,206	8,559,761

		10,973,618

Internet & Catalog Retail (0.0%)
Other Internet & Catalog Retail	23,545	116,258

		116,258

Leisure Equipment & Products (0.3%)
Other Leisure Equipment & Products	177,804	1,477,182

		1,477,182

Media (2.0%)
Scholastic Corp.	91,220	1,805,244
Viacom, Inc., Class B*	108,160	2,455,231
Other Media	582,233	4,580,014

		8,840,489

Multiline Retail (0.2%)
Other Multiline Retail	99,052	1,087,764

		1,087,764

Specialty Retail (1.7%)
Other Specialty Retail	658,351	7,956,386

		7,956,386

Textiles, Apparel & Luxury Goods (0.5%)
Other Textiles, Apparel & Luxury Goods	159,003	2,127,298

		2,127,298

Total Consumer Discretionary		44,632,676

Consumer Staples (5.8%)
Beverages (0.3%)
Other Beverages	94,200	1,368,042

		1,368,042

Cosmetics/Personal Care (0.3%)
Other Cosmetics/Personal Care	5,960	1,299,280

		1,299,280

Food & Staples Retailing (1.2%)
Whole Foods Market, Inc.	190,440	3,614,551
Other Food & Staples Retailing	214,125	1,793,459

		5,408,010

Food Products (3.8%)
Smithfield Foods, Inc.*^	308,760	4,313,377
Tyson Foods, Inc., Class A	457,440	5,768,319
Other Food Products	2,036,458	7,351,908

		17,433,604

	Number of Shares	Value (Note 1)
Household Products (0.1%)
Other Household Products	22,300	$375,242

		375,242

Personal Products (0.1%)
Other Personal Products	52,320	519,667

		519,667

Tobacco (0.0%)
Other Tobacco	12,000	215,598

		215,598

Total Consumer Staples		26,619,443

Energy (9.4%)
Energy Equipment & Services (2.8%)
BJ Services Co.	296,618	4,042,904
Solar Cayman Ltd.(b)*§†	141,300	1,066,532
Other Energy Equipment & Services	541,748	7,667,555

		12,776,991

Oil, Gas & Consumable Fuels (6.6%)
Arch Coal, Inc.	316,399	4,863,052
Cameco Corp.	137,960	3,531,776
Peabody Energy Corp.	104,955	3,165,443
Pioneer Natural Resources Co.	69,970	1,784,235
Tesoro Corp.^	169,810	2,161,681
Other Oil, Gas & Consumable Fuels	1,514,625	14,765,650

		30,271,837

Total Energy		43,048,828

Financials (18.7%)
Capital Markets (1.4%)
Teton Advisors, Inc.(b)*†	29	56
Other Capital Markets	681,644	6,494,483

		6,494,539

Commercial Banks (5.0%)
Sumitomo Trust & Banking Co., Ltd. (ADR)	291,416	1,550,332
Other Commercial Banks	2,061,787	21,196,833

		22,747,165

Consumer Finance (0.2%)
Other Consumer Finance	69,687	769,706

		769,706

Diversified Financial Services (0.5%)
PHH Corp.*^	98,710	1,794,548
Other Diversified Financial Services	170,388	686,252

		2,480,800

Insurance (5.6%)
Reinsurance Group of America, Inc.	43,978	1,535,273
Other Insurance	1,267,631	23,912,667

		25,447,940

Real Estate Investment Trusts (REITs) (4.9%)
Chimera Investment Corp. (REIT)	503,883	1,758,551
Other Real Estate Investment Trusts (REITs)	1,705,734	20,783,274

		22,541,825

Real Estate Management & Development (0.2%)
Other Real Estate Management & Development	54,758	692,038

		692,038

Thrifts & Mortgage Finance (0.9%)
Other Thrifts & Mortgage Finance	460,747	4,106,186

		4,106,186

Total Financials		85,280,199

See Notes to Financial Statements. 134

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (6.1%)
Biotechnology (0.2%)
Other Biotechnology	115,632	$1,054,643

		1,054,643

Health Care Equipment & Supplies (1.6%)
Zimmer Holdings, Inc.*	90,000	3,834,001
Other Health Care Equipment & Supplies	213,222	3,693,494

		7,527,495

Health Care Providers & Services (2.9%)
Health Net, Inc.*	281,110	4,371,262
Humana, Inc.*	65,760	2,121,418
Other Health Care Providers & Services	381,618	6,675,633

		13,168,313

Health Care Technology (0.1%)
Other Health Care Technology	41,800	490,180

		490,180

Life Sciences Tools & Services (0.2%)
Other Life Sciences Tools & Services	46,928	900,533

		900,533

Pharmaceuticals (1.1%)
Other Pharmaceuticals	396,872	4,836,331

		4,836,331

Total Health Care		27,977,495

Industrials (10.5%)
Aerospace & Defense (0.6%)
Other Aerospace & Defense	121,667	2,846,042

		2,846,042

Air Freight & Logistics (0.1%)
Other Air Freight & Logistics	25,400	337,433

		337,433

Airlines (0.4%)
Other Airlines	294,342	1,764,338

		1,764,338

Building Products (0.3%)
Other Building Products	84,337	1,250,997

		1,250,997

Commercial Services & Supplies (1.4%)
Republic Services, Inc.	94,000	2,294,539
Other Commercial Services & Supplies	296,613	3,942,776

		6,237,315

Construction & Engineering (1.1%)
Shaw Group, Inc.*	57,100	1,565,110
Other Construction & Engineering	149,384	3,343,255

		4,908,365

Electrical Equipment (1.0%)
Other Electrical Equipment	238,991	4,370,593

		4,370,593

Industrial Conglomerates (0.2%)
Other Industrial Conglomerates	31,698	711,640

		711,640

Machinery (3.7%)
AGCO Corp.*	188,579	5,481,991
Tata Motors Ltd. (ADR)*	198,365	1,690,070
Other Machinery	569,314	10,184,726

		17,356,787

Marine (0.2%)
Other Marine	62,499	1,000,057

		1,000,057

	Number of Shares	Value (Note 1)
Professional Services (0.3%)
Other Professional Services	126,165	$1,308,031

		1,308,031

Road & Rail (0.9%)
Other Road & Rail	205,422	4,325,632

		4,325,632

Trading Companies & Distributors (0.3%)
Other Trading Companies & Distributors	125,624	1,515,689

		1,515,689

Transportation Infrastructure (0.0%)
Other Transportation Infrastructure	800	4,080

		4,080

Total Industrials		47,936,999

Information Technology (8.1%)
Communications Equipment (1.3%)
Other Communications Equipment	741,279	5,883,066

		5,883,066

Computers & Peripherals (0.3%)
Other Computers & Peripherals	146,114	1,568,811

		1,568,811

Electronic Equipment, Instruments & Components (2.9%)
Ingram Micro, Inc., Class A*	198,566	3,474,904
Tech Data Corp.*	86,901	2,842,532
Other Electronic Equipment, Instruments & Components	1,551,884	6,650,440

		12,967,876

Internet Software & Services (0.7%)
eBay, Inc.*	104,300	1,786,659
Other Internet Software & Services	219,056	1,453,553

		3,240,212

IT Services (0.7%)
Other IT Services	333,561	3,009,090

		3,009,090

Office Electronics (0.0%)
Other Office Electronics	1,000	23,660

		23,660

Semiconductors & Semiconductor Equipment (1.5%)
Other Semiconductors & Semiconductor Equipment	973,131	6,849,866

		6,849,866

Software (0.7%)
Other Software	339,640	3,356,814

		3,356,814

Total Information Technology		36,899,395

Materials (12.7%)
Chemicals (2.2%)
Other Chemicals	486,901	9,857,574

		9,857,574

Construction Materials (0.2%)
Other Construction Materials	29,800	787,508

		787,508

Containers & Packaging (1.4%)
Other Containers & Packaging	291,511	6,461,374

		6,461,374

Metals & Mining (8.3%)
Alcoa, Inc.	164,667	1,701,010
Banro Corp.*	1,046,631	1,967,666
Freeport-McMoRan Copper & Gold, Inc.	33,788	1,693,117
Gold Fields Ltd. (ADR)	519,461	6,259,505
IAMGOLD Corp.	300,305	3,039,087
Ivanhoe Mines Ltd.*	271,866	1,522,450

See Notes to Financial Statements. 135

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Kinross Gold Corp.	389,393	$7,067,482
Lihir Gold Ltd. (ADR)*	297,730	6,913,291
Novagold Resources, Inc.*	384,120	1,644,034
Other Metals & Mining	1,037,990	6,479,155

		38,286,797

Paper & Forest Products (0.6%)
Domtar Corp.*	117,562	1,949,178
Other Paper & Forest Products	76,400	675,099

		2,624,277

Total Materials		58,017,530

Telecommunication Services (3.0%)
Diversified Telecommunication Services (1.9%)
TELUS Corp. (Non-Voting), Class A	191,059	4,929,322
Other Diversified Telecommunication Services	654,628	3,614,016

		8,543,338

Wireless Telecommunication Services (1.1%)
SK Telecom Co., Ltd. (ADR)	131,900	1,998,285
Tim Participacoes S.A. (Preference) (ADR)	122,800	2,140,405
Other Wireless Telecommunication Services	62,345	1,011,818

		5,150,508

Total Telecommunication Services		13,693,846

Utilities (8.2%)
Electric Utilities (3.2%)
Centrais Eletricas Brasileiras S.A. (Preference) (ADR), Class B	163,890	2,140,403
Korea Electric Power Corp. (ADR)*	216,817	2,493,395
Northeast Utilities	92,124	2,055,286
Other Electric Utilities	431,451	7,752,431

		14,441,515

Gas Utilities (1.6%)
Other Gas Utilities	246,916	7,433,422

		7,433,422

Independent Power Producers & Energy Traders (0.3%)
Other Independent Power Producers & Energy Traders	251,800	1,295,261

		1,295,261

Multi-Utilities (2.8%)
Ameren Corp.	98,700	2,456,642
PNM Resources, Inc.^	158,900	1,701,819
Other Multi-Utilities	416,943	8,836,772

		12,995,233

Water Utilities (0.3%)
Other Water Utilities	78,497	1,505,148

		1,505,148

Total Utilities		37,670,579

Total Common Stocks (92.3%) (Cost $391,313,759)		421,776,990

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Industrials (0.5%)
Road & Rail (0.5%)
Other Road & Rail	2,823	2,109,713

Total Convertible Preferred Stocks (0.5%) (Cost $2,034,114)		2,109,713

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.0%)
Other Exchange Traded Funds (ETFs) (Cost $31,371)	2,574	$34,131

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (4.5%)
Consumer Discretionary (0.2%)
Media (0.2%)
Interpublic Group of Cos., Inc.
4.250%, 3/15/23	$1,189,000	1,055,238

Total Consumer Discretionary		1,055,238

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Delta Petroleum Corp.
3.750%, 5/1/37	4,773,000	3,006,990
USEC, Inc.
3.000%, 10/1/14	5,088,000	3,281,759

Total Energy		6,288,749

Health Care (0.5%)
Health Care Providers & Services (0.5%)
Omnicare, Inc.
3.250%, 12/15/35	3,303,000	2,287,328

Total Health Care		2,287,328

Industrials (1.1%)
Airlines (0.4%)
JetBlue Airways Corp.
3.750%, 3/15/35	1,675,000	1,603,813

Building Products (0.3%)
Griffon Corp.
4.000%, 7/18/23	1,581,000	1,497,998

Machinery (0.4%)
Trinity Industries, Inc.
3.875%, 6/1/36	3,370,000	1,836,649

Total Industrials		4,938,460

Information Technology (0.0%)
Semiconductors & Semiconductor Equipment (0.0%)
Qimonda Finance LLC
6.750%, 3/22/13(b)	4,500,000	112,500

Total Information Technology		112,500

Materials (0.7%)
Metals & Mining (0.7%)
Coeur d’Alene Mines Corp.
1.250%, 1/15/24	3,714,000	3,240,465

Total Materials		3,240,465

Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
NII Holdings, Inc.
3.125%, 6/15/12	3,403,000	2,616,056

Total Telecommunication Services		2,616,056

Total Convertible Bonds		20,538,796

See Notes to Financial Statements. 136

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Corporate Bond (0.4%)
Industrials (0.4%)
Airlines (0.4%)
JetBlue Airways Corp.
Series B
6.750%, 10/15/39	$1,835,000	$1,933,631

Total Industrials		1,933,631

Total Long-Term Debt Securities (4.9%) (Cost $16,863,581)		22,472,427

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Household Durables (0.0%)
Other Household Durables (Cost $5,829)	10,800	22,896

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
Other Government Securities	$396,000	395,871

Short-Term Investments of Cash Collateral for Securities Loaned (7.8%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	2,540,000	2,506,292
Deutsche Bank Securities, Inc., Repurchase Agreement
0.09%, 7/1/09 (r)(u)	23,916,191	23,916,191
Monumental Global Funding II
0.43%, 5/26/10 (l)	5,430,000	5,226,374
Pricoa Global Funding I
0.40%, 6/25/10 (l)	3,469,653	3,197,643
Other Short-Term Investments of Cash Collateral for Securities Loaned	3,349,981	878,580

Total Short-Term Investments of Cash Collateral for Securities Loaned		35,725,080

Time Deposit (2.8%)
JPMorgan Chase Nassau
0.000%, 7/1/09	12,626,154	12,626,154

Total Short-Term Investments (10.7%) (Cost/Amortized Cost $51,727,861)		48,747,105

Total Investments (108.4%) (Cost/Amortized Cost $461,976,515)		495,163,262
Other Assets Less Liabilities (-8.4%)		(38,189,169)

Net Assets (100%)		$456,974,093

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. Fair value and 144A securities are disclosed. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $1,066,588 or 0.2% of net assets) at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $1,066,532 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.500%, maturing 1/15/15 – 6/15/38; Federal National Mortgage Association, 5.000% – 7.000%, maturing 10/1/36 – 12/1/38.

  Glossary:

  ADR — American Depositary Receipt

See Notes to Financial Statements. 137

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	26	September-09	$1,351,208	$1,318,720	$(32,488)
S&P Mid 400 E-Mini Index	41	September-09	2,424,648	2,364,470	(60,178)

					$(92,666)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$44,632,676	$–	$–	$44,632,676
Consumer Staples	25,628,038	991,405	–	26,619,443
Energy	41,723,541	258,755	1,066,532	43,048,828
Financials	85,280,143	–	56	85,280,199
Health Care	27,977,495	–	–	27,977,495
Industrials	47,936,999	–	–	47,936,999
Information Technology	36,324,672	574,723	–	36,899,395
Materials	58,017,530	–	–	58,017,530
Telecommunication Services	13,693,846	–	–	13,693,846
Utilities	37,670,579	–	–	37,670,579
Convertible Bonds
Consumer Discretionary	–	1,055,238	–	1,055,238
Energy	–	6,288,749	–	6,288,749
Health Care	–	2,287,328	–	2,287,328
Industrials	–	4,938,460	–	4,938,460
Information Technology	–	112,500	–	112,500
Materials	–	3,240,465	–	3,240,465
Telecommunication Services	–	2,616,056	–	2,616,056
Convertible Preferred Stocks
Industrials	–	2,109,713	–	2,109,713
Corporate Bonds
Industrials	–	1,933,631	–	1,933,631
Investment Companies
Exchange Traded Funds (ETFs)	34,131	–	–	34,131
Rights
Consumer Discretionary	22,896	–	–	22,896
Short-Term Investments	–	48,747,105	–	48,747,105
Total Asset	$418,942,546	$75,154,128	$1,066,588	$495,163,262
Liability:
Futures	$(92,666)	$–	$–	$(92,666)
Total Liability	$(92,666)	$–	$–	$(92,666)
Total	$418,849,880	$75,154,128	$1,066,588	$495,070,596

See Notes to Financial Statements. 138

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Energy	Other Investments*
Balance as of 12/31/08	$1,563,767	$—
Total gains or losses (realized/unrealized) included in earnings	(497,235)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$1,066,532	$—

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	56	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$56	$—

	Investments in Securities-Health Care	Other Investments*
Balance as of 12/31/08	$3,503,638	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(3,503,638)	—

Balance as of 6/30/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$(497,179)	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements. 139

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	(15,647)	–	(15,647)
Credit contracts	–	–	–	–	–
Equity contracts	–	(723,535)	–	–	(723,535)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(723,535)	$(15,647)	$–	$(739,182)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	439	–	439
Credit contracts	–	–	–	–	–
Equity contracts	–	(92,666)	–	–	(92,666)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(92,666)	$439	$–	$(92,227)

See Notes to Financial Statements. 140

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MULTIMANAGER MID CAP VALUE PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$379,835,982

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$589,307,419

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,526,781
Aggregate gross unrealized depreciation	(43,581,184)

Net unrealized appreciation	$22,945,597

Federal income tax cost of investments	$472,217,665

At June 30, 2009, the Portfolio had loaned securities with a total value of $37,124,371. This was secured by collateral of $38,705,825 which was received as cash and subsequently invested in short-term investments currently valued at $35,725,080, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $93,883, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2009, the Portfolio incurred approximately $997 as brokerage commissions with Sanford C. Bernstein & Co., Inc. and $59 with Williams Capital Group, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $87,489,302 which expires in the year 2016.

See Notes to Financial Statements. 141

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (3.1%)
Asset-Backed Securities (0.9%)
Capital One Multi-Asset Execution Trust,
Series 2006-A6 A6
5.300%, 2/18/14	$500,000	$523,853
Series 2007-A7 A7
5.750%, 7/15/20	600,000	617,559
Series 2009-A2 A2
3.200%, 4/15/14	1,000,000	1,006,243
Chase Issuance Trust,
Series 2008-A9 A9
4.260%, 5/15/13	500,000	514,398
Series 2009-A3 A3
2.400%, 6/17/13	495,000	491,460
Citibank Credit Card Issuance Trust,
Series 2003-A10 A10
4.750%, 12/10/15	150,000	152,057
Series 2007-A8 A8
5.650%, 9/20/19	100,000	101,800
Countrywide Asset-Backed Certificates,
Series 2003-5 AF5
5.739%, 2/25/34(e)	59,231	32,007
CPL Transition Funding LLC,
Series 2002-1 A5
6.250%, 1/15/17	75,000	81,872
Daimler Chrysler Auto Trust,
Series 2007-A A4
5.280%, 3/8/13	150,000	145,669
Ford Credit Auto Owner Trust,
Series 2007-B A4A
5.240%, 7/15/12	100,000	103,991
Series 2008-C A3
1.739%, 6/15/12(l)	2,700,000	2,708,652
Franklin Auto Trust,
Series 2008-A A2
1.315%, 10/20/11(l)	2,630,135	2,633,870
Nissan Auto Receivables Owner Trust,
Series 2007-B A4
5.160%, 3/17/14	150,000	156,268
Pegasus Aviation Lease Securitization,
Series 2001-1A A1
0.803%, 5/10/31(b)(l)§	3,800,000	665,000
Saxon Asset Securities Trust,
Series 2004-2 AF5
4.990%, 8/25/35(e)	91,463	59,419
Triton Aviation Finance,
Series 1A A1
1.089%, 6/15/25(b)(l)	9,167,016	2,887,610
USAA Auto Owner Trust,
Series 2007-2 A4
5.070%, 6/15/13	150,000	156,832
Series 2008-3 A3
4.280%, 10/15/12	75,000	77,281

		13,115,841

Non-Agency CMO (2.2%)
Banc of America Commercial Mortgage, Inc.,
Series 2004-6 A5
4.811%, 12/10/42	1,000,000	852,588
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2001-TOP2 A2
6.480%, 2/15/35	2,200,000	2,231,307
Series 2003-T12 A4
4.680%, 8/13/39(l)	1,205,000	1,110,367

	Principal Amount	Value (Note 1)
Series 2004-T16 A6
4.750%, 2/13/46(l)	$790,000	$687,297
Series 2006-T22 A4
5.630%, 4/12/38(l)	675,000	597,215
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4 A3
5.467%, 9/15/39	1,000,000	699,735
CS First Boston Mortgage Securities Corp.,
Series 2004-C2 A1
3.819%, 5/15/36	592,434	566,488
Series 2004-C4 A6
4.691%, 10/15/39	1,210,000	1,048,086
First Union National Bank Commercial Mortgage Trust,
Series 2001-C2 A2
6.663%, 1/12/43	961,834	990,411
GE Capital Commercial Mortgage Corp.,
Series 2007-C1 A4
5.543%, 12/10/49	1,500,000	1,036,205
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3 A4
4.799%, 8/10/42(l)	417,000	354,901
Series 2005-GG5 A2
5.117%, 4/10/37	1,000,000	963,449
GS Mortgage Securities Corp. II,
Series 2004-GG2 A6
5.396%, 8/10/38(l)	1,700,000	1,515,599
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2003-CB7 A4
4.879%, 1/12/38(l)	2,000,000	1,772,189
Series 2005-LDP1 A3
4.865%, 3/15/46	1,000,000	889,606
Series 2006-CB15 A4
5.814%, 6/12/43(l)	1,535,000	1,207,313
Series 2007-CB18 A4
5.440%, 6/12/47	1,250,000	941,257
LB-UBS Commercial Mortgage Trust,
Series 2004-C1 A4
4.568%, 1/15/31	1,415,000	1,214,800
Series 2004-C2 A4
4.367%, 3/15/36	1,000,000	846,664
Series 2007-C6 A4
5.858%, 7/15/40(l)	1,250,000	907,435
Merrill Lynch Mortgage Trust,
Series 2004-KEY2 A4
4.864%, 8/12/39(l)	1,000,000	840,857
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-5 A4
5.378%, 8/12/48	1,500,000	997,511
Morgan Stanley Capital I, Inc.,
Series 2007-HQ12 A5
5.811%, 4/12/49(l)	1,250,000	914,413
Series 2007-T25 A3
5.514%, 11/12/49(l)	1,000,000	828,160
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP3 A4
6.390%, 7/15/33	1,029,528	1,045,688
Series 2001-TOP5 A4
6.390%, 10/15/35	1,000,000	1,025,136
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8 A4
4.964%, 11/15/35(l)	1,000,000	890,310

See Notes to Financial Statements. 142

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2004-C11 A5
5.215%, 1/15/41(l)	$1,500,000	$1,317,301
Series 2007-C30 A5
5.342%, 12/15/43	695,000	457,045
Series 2007-C33 A4
6.100%, 2/15/51(l)	1,000,000	736,199

		29,485,532

Total Asset-Backed and Mortgage- Backed Securities		42,601,373

Corporate Bonds (33.2%)
Consumer Discretionary (6.0%)
Auto Components (0.4%)
American Tire Distributors, Inc.
6.847%, 4/1/12(l)§	$4,500,000	3,048,750
6.847%, 4/1/12(l)§	2,500,000	1,693,750

		4,742,500

Automobiles (0.0%)
Daimler Finance N.A. LLC
7.750%, 1/18/11	200,000	208,431
6.500%, 11/15/13	200,000	203,307

		411,738

Distributors (0.3%)
SGS International, Inc.
12.000%, 12/15/13	700,000	458,500
Sonic Automotive, Inc.
Series AI
6.000%, 5/15/12(b)†	4,075,000	3,260,000

		3,718,500

Hotels, Restaurants & Leisure (1.2%)
Dave & Buster’s, Inc.
11.250%, 3/15/14§	1,742,000	1,593,930
El Pollo Loco, Inc.
11.750%, 11/15/13§	750,000	600,000
Harrahs Operating Escrow LLC/ Harrahs Escrow Corp.
11.250%, 6/1/17§	1,200,000	1,134,000
International Game Technology
7.500%, 6/15/19	50,000	50,449
Landry’s Restaurants, Inc.
14.000%, 8/15/11§	5,125,000	4,868,750
McDonald’s Corp.
4.300%, 3/1/13	200,000	208,035
5.350%, 3/1/18	500,000	527,585
MGM MIRAGE
13.000%, 11/15/13§	2,000,000	2,190,000
Shingle Springs Tribal Gaming Authority
9.375%, 6/15/15§	3,300,000	1,980,000
Travelport LLC
9.875%, 9/1/14	1,375,000	914,375
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10§	1,575,000	1,468,687
Wendy’s/Arby’s Restaurants LLC
10.000%, 7/15/16§	1,450,000	1,386,562

		16,922,373

Household Durables (0.6%)
Blyth, Inc.
5.500%, 11/1/13§	8,050,000	6,238,750
Sealy Mattress Co.
8.250%, 6/15/14§	1,500,000	1,233,750
Whirlpool Corp.
8.000%, 5/1/12	115,000	119,022
5.500%, 3/1/13	200,000	189,923

	Principal Amount	Value (Note 1)
8.600%, 5/1/14	$35,000	$36,575

		7,818,020

Internet & Catalog Retail (0.1%)
Visant Corp.
7.625%, 10/1/12§	1,710,000	1,705,725

Leisure Equipment & Products (0.1%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14§	1,700,000	1,326,000

Media (2.8%)
Allbritton Communications Co.
7.750%, 12/15/12	513,000	396,292
AMC Entertainment, Inc.
8.750%, 6/1/19§	1,000,000	940,000
CanWest Media, Inc.
8.000%, 9/15/12	8,667,000	2,556,765
CBS Corp.
6.625%, 5/15/11	200,000	202,455
5.625%, 8/15/12	200,000	197,212
8.875%, 5/15/19	125,000	121,826
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13(h)^	1,300,000	1,235,000
Cinemark USA Inc.
8.625%, 6/15/19§	800,000	790,000
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	500,000	570,000
Comcast Corp.
5.500%, 3/15/11	200,000	208,107
5.900%, 3/15/16	400,000	413,770
6.500%, 1/15/17	400,000	424,345
5.700%, 7/1/19	100,000	99,092
6.950%, 8/15/37	400,000	417,072
6.550%, 7/1/39	100,000	99,829
COX Communications, Inc.
7.125%, 10/1/12	200,000	214,991
CW Media Holdings, Inc.
13.500%, 8/15/15 PIK§	468,486	366,005
Gallery Capital S.A.
10.125%, 5/15/13(h)§	3,550,000	639,000
Hughes Network Systems LLC
9.500%, 4/15/14§	1,500,000	1,462,500
Intelsat Intermediate Holding Co., Ltd.
0.000%, 2/1/15§	1,700,000	1,521,500
Interpublic Group of Cos., Inc.
10.000%, 7/15/17§	1,000,000	1,015,000
Kabel Deutschland GmbH
10.625%, 7/1/14	2,000,000	2,062,500
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17§	5,071,000	1,343,815
Network Communications, Inc.
10.750%, 12/1/13	7,350,000	1,470,000
News America, Inc.
6.900%, 3/1/19§	500,000	521,010
6.150%, 3/1/37	100,000	84,813
6.650%, 11/15/37	200,000	179,903
Omnicom Group, Inc.
6.250%, 7/15/19	200,000	196,204
Rainbow National Services LLC
10.375%, 9/1/14§	2,520,000	2,611,350
Reader’s Digest Association, Inc.
9.000%, 2/15/17	8,000,000	360,000
Thomson Reuters Corp.
6.500%, 7/15/18	500,000	520,360
Time Warner Cable, Inc.
6.200%, 7/1/13	200,000	210,729
5.850%, 5/1/17	400,000	399,440

See Notes to Financial Statements. 143

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
8.250%, 4/1/19		$700,000	$794,232
7.625%, 4/15/31		350,000	340,255
6.550%, 5/1/37		200,000	191,771
6.750%, 6/15/39		150,000	145,994
Time Warner, Inc.
6.875%, 5/1/12		500,000	534,873
5.875%, 11/15/16		200,000	197,102
7.700%, 5/1/32		300,000	294,800
Unitymedia GmbH
10.125%, 2/15/15§	EUR	1,750,000	2,504,087
10.375%, 2/15/15§		$700,000	709,625
Unitymedia Hessen GmbH & Co. KG
4.259%, 4/15/13(l)§	EUR	1,000,000	1,278,936
Viacom, Inc.
5.750%, 4/30/11		$200,000	204,752
6.875%, 4/30/36		200,000	184,262
Videotron Ltd.
9.125%, 4/15/18		1,000,000	1,016,250
9.125%, 4/15/18§		900,000	914,625
Walt Disney Co.
4.500%, 12/15/13		500,000	521,230
WMG Acquisition Corp.
9.500%, 6/15/16§		1,900,000	1,890,500
WPP Finance UK Corp.
5.875%, 6/15/14		900,000	840,194
XM Satellite Radio, Inc.
11.250%, 6/15/13§		1,700,000	1,687,250

			38,101,623

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17		200,000	205,663
Target Corp.
5.125%, 1/15/13		400,000	423,703
6.000%, 1/15/18		200,000	212,045
7.000%, 1/15/38		200,000	213,169

			1,054,580

Specialty Retail (0.2%)
AutoZone, Inc.
5.750%, 1/15/15		150,000	149,624
Home Depot, Inc.
4.625%, 8/15/10		200,000	203,759
5.400%, 3/1/16		200,000	199,644
5.875%, 12/16/36		500,000	441,132
Lowe’s Cos., Inc.
5.600%, 9/15/12		200,000	213,881
Nordstrom, Inc.
6.750%, 6/1/14		60,000	62,371
Remington Arms Co., Inc.
10.500%, 2/1/11		1,250,000	1,259,375
Rent-A-Center, Inc.
Series B
7.500%, 5/1/10§		2,000	2,000
Staples, Inc.
9.750%, 1/15/14		500,000	558,465

			3,090,251

Textiles, Apparel & Luxury Goods (0.2%)
Perry Ellis International, Inc.
Series B
8.875%, 9/15/13§		2,195,000	1,788,925
Rafaella Apparel Group, Inc.
Series B
11.250%, 6/15/11§		7,586,000	1,441,340

			3,230,265

Total Consumer Discretionary			82,121,575

	Principal Amount	Value (Note 1)
Consumer Staples (1.4%)
Beverages (0.2%)
Anheuser-Busch Cos., Inc.
6.000%, 4/15/11	$200,000	$209,745
4.950%, 1/15/14	200,000	199,516
Bottling Group LLC
6.950%, 3/15/14	300,000	342,174
Coca-Cola Co.
5.350%, 11/15/17	400,000	427,179
Coca-Cola Enterprises, Inc.
8.500%, 2/1/12	200,000	228,206
7.375%, 3/3/14	300,000	343,170
Diageo Capital plc
5.750%, 10/23/17	200,000	208,653
Diageo Finance B.V.
5.500%, 4/1/13	400,000	420,537
PepsiCo, Inc.
5.000%, 6/1/18	200,000	205,564
7.900%, 11/1/18	400,000	486,641

		3,071,385

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
5.500%, 3/15/17	200,000	211,734
CVS Caremark Corp.
5.750%, 6/1/17	200,000	201,034
6.600%, 3/15/19	300,000	320,551
6.250%, 6/1/27	100,000	101,504
Kroger Co.
6.150%, 1/15/20	300,000	306,520
Rite Aid Corp.
8.625%, 3/1/15	250,000	166,250
10.375%, 7/15/16^	1,300,000	1,170,000
Safeway, Inc.
6.350%, 8/15/17	200,000	211,355
Walgreen Co.
4.875%, 8/1/13	200,000	212,212
Wal-Mart Stores, Inc.
4.125%, 2/15/11	400,000	415,119
4.550%, 5/1/13	400,000	419,146
5.800%, 2/15/18	500,000	544,672
6.500%, 8/15/37	500,000	558,710

		4,838,807

Food Products (0.3%)
Archer-Daniels-Midland Co.
7.000%, 2/1/31	200,000	224,530
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	700,000	696,760
Campbell Soup Co.
3.375%, 8/15/14	100,000	99,886
ConAgra Foods, Inc.
8.250%, 9/15/30	100,000	111,543
General Mills, Inc.
5.650%, 9/10/12	200,000	213,441
5.650%, 2/15/19	300,000	313,549
H.J. Heinz Co.
5.350%, 7/15/13	300,000	313,667
Kellogg Co.
4.250%, 3/6/13	200,000	205,888
Kraft Foods, Inc.
6.250%, 6/1/12	1,100,000	1,185,514
6.125%, 2/1/18	200,000	206,785
6.875%, 2/1/38	200,000	211,559
Sara Lee Corp.
6.125%, 11/1/32	100,000	82,487

		3,865,609

See Notes to Financial Statements. 144

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Household Products (0.3%)
American Achievement Corp.
8.250%, 4/1/12§	$1,735,000	$1,622,225
Kimberly-Clark Corp.
6.125%, 8/1/17	200,000	219,371
Prestige Brands, Inc.
9.250%, 4/15/12§	1,369,000	1,355,310
Procter & Gamble Co.
3.500%, 2/15/15	300,000	302,766
4.850%, 12/15/15	200,000	214,427
4.700%, 2/15/19	300,000	304,243
5.550%, 3/5/37	100,000	101,269

		4,119,611

Tobacco (0.3%)
Altria Group, Inc.
9.250%, 8/6/19	600,000	673,747
9.950%, 11/10/38	200,000	230,865
Lorillard Tobacco Co.
8.125%, 6/23/19	65,000	67,260
Philip Morris International, Inc.
6.875%, 3/17/14	500,000	564,159
5.650%, 5/16/18	200,000	209,638
Reynolds American, Inc.
7.250%, 6/1/13	200,000	205,671
Vector Group Ltd.
11.000%, 8/15/15(b)	2,025,000	1,873,125

		3,824,465

Total Consumer Staples		19,719,877

Energy (2.6%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.
6.500%, 11/15/13	200,000	221,829
Halliburton Co.
6.150%, 9/15/19	300,000	324,767
7.450%, 9/15/39	200,000	233,299
Helix Energy Solutions Group, Inc.
9.500%, 1/15/16§	725,000	661,562
Transocean, Inc.
6.000%, 3/15/18	100,000	103,962
6.800%, 3/15/38	200,000	213,921
Weatherford International Ltd.
6.000%, 3/15/18	200,000	196,402

		1,955,742

Oil, Gas & Consumable Fuels (2.4%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	400,000	394,650
Apache Corp.
5.250%, 4/15/13	100,000	105,044
6.000%, 9/15/13	665,000	723,573
Canadian Natural Resources Ltd.
6.250%, 3/15/38	200,000	199,633
Chevron Corp.
3.950%, 3/3/14	1,000,000	1,029,564
Connacher Oil and Gas Ltd.
11.750%, 7/15/14§	1,450,000	1,395,625
Conoco Funding Co.
6.350%, 10/15/11	200,000	218,276
ConocoPhillips
4.750%, 2/1/14	500,000	520,592
5.900%, 5/15/38	100,000	99,854
6.500%, 2/1/39	300,000	319,330
ConocoPhillips Canada
5.625%, 10/15/16	300,000	319,472

	Principal Amount	Value (Note 1)
Devon Financing Corp. ULC
7.875%, 9/30/31	$400,000	$471,003
Devon OEI Operating, Inc.
7.250%, 10/1/11	1,000,000	1,094,239
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	65,000	66,232
EnCana Corp.
5.900%, 12/1/17	100,000	102,515
6.500%, 5/15/19	25,000	26,800
6.625%, 8/15/37	100,000	103,534
Energy Transfer Partners LP
9.000%, 4/15/19	500,000	570,972
Enterprise Products Operating LLC
6.300%, 9/15/17	300,000	301,488
EOG Resources, Inc.
5.625%, 6/1/19	90,000	94,196
EQT Corp.
8.125%, 6/1/19	75,000	80,278
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
7.240%, 8/1/10(b)†	9,000,000	7,978,500
Hess Corp.
6.650%, 8/15/11	200,000	212,867
8.125%, 2/15/19	500,000	569,227
Husky Energy, Inc.
5.900%, 6/15/14	105,000	109,846
7.250%, 12/15/19	65,000	71,017
KCS Energy, Inc.
7.125%, 4/1/12	1,400,000	1,319,500
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	300,000	314,424
5.950%, 2/15/18	200,000	195,776
9.000%, 2/1/19	750,000	853,039
6.850%, 2/15/20	30,000	30,750
5.800%, 3/15/35	200,000	168,836
Linn Energy LLC
9.875%, 7/1/18§	1,325,000	1,172,625
Magellan Midstream Partners LP
6.550%, 7/15/19	50,000	51,326
Marathon Oil Corp.
5.900%, 3/15/18	400,000	401,052
7.500%, 2/15/19	300,000	327,436
6.600%, 10/1/37	100,000	96,760
Mariner Energy, Inc.
11.750%, 6/30/16	250,000	248,750
Nexen, Inc.
6.400%, 5/15/37	200,000	183,692
Occidental Petroleum Corp.
4.125%, 6/1/16	150,000	147,522
ONEOK Partners LP
8.625%, 3/1/19	500,000	559,194
Petrobras International Finance Co.
7.875%, 3/15/19	350,000	381,500
Petroleos Mexicanos
8.000%, 5/3/19§	1,000,000	1,085,000
Plains All American Pipeline LP
8.750%, 5/1/19	500,000	567,374
Shell International Finance B.V.
4.950%, 3/22/12	100,000	104,235
6.375%, 12/15/38	300,000	326,767
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	491,021
StatoilHydro ASA
7.150%, 1/15/29	100,000	115,484
Stone Energy Corp.
8.250%, 12/15/11	2,500,000	2,050,000

See Notes to Financial Statements. 145

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Suncor Energy, Inc.
7.150%, 2/1/32	$100,000	$98,204
6.500%, 6/15/38	200,000	188,288
Talisman Energy, Inc.
7.750%, 6/1/19	40,000	44,312
Trans-Canada Pipelines Ltd.
7.250%, 8/15/38	400,000	454,885
Valero Energy Corp.
6.875%, 4/15/12	1,400,000	1,488,777
4.750%, 6/15/13	100,000	95,699
6.625%, 6/15/37	100,000	85,312
Williams Cos., Inc.
8.750%, 3/15/32	400,000	402,000
XTO Energy, Inc.
7.500%, 4/15/12	200,000	221,550
6.250%, 4/15/13	983,000	1,041,637
6.500%, 12/15/18	400,000	429,136
6.750%, 8/1/37	100,000	104,395

		33,024,585

Total Energy		34,980,327

Financials (13.1%)
Capital Markets (2.3%)
Bank of New York Mellon Corp.
4.950%, 11/1/12	400,000	422,957
5.125%, 8/27/13	300,000	315,778
4.300%, 5/15/14	115,000	116,854
Bear Stearns Cos., Inc.
5.700%, 11/15/14	200,000	203,774
Charles Schwab Corp.
4.950%, 6/1/14	50,000	50,859
Credit Suisse/New York
5.375%, 3/2/16	300,000	308,881
Deutsche Bank AG/London
5.375%, 10/12/12	100,000	106,141
4.875%, 5/20/13	400,000	410,589
6.000%, 9/1/17	500,000	510,056
Goldman Sachs Group, Inc.
6.600%, 1/15/12	400,000	425,890
3.250%, 6/15/12	2,110,000	2,183,637
5.450%, 11/1/12	500,000	516,995
5.150%, 1/15/14	800,000	802,927
6.000%, 5/1/14	75,000	78,275
5.350%, 1/15/16	600,000	572,050
1.059%, 3/22/16(l)	5,000,000	4,233,920
5.950%, 1/18/18	800,000	775,967
7.500%, 2/15/19	500,000	535,386
6.125%, 2/15/33	200,000	186,664
6.750%, 10/1/37	750,000	666,745
Merrill Lynch & Co., Inc.
3.188%, 5/12/10(l)	7,300,000	7,258,923
4.790%, 8/4/10	400,000	402,110
6.150%, 4/25/13	400,000	400,565
6.875%, 4/25/18	600,000	555,334
6.110%, 1/29/37	500,000	386,178
7.750%, 5/14/38	400,000	371,562
Morgan Stanley
3.006%, 5/14/10(l)	2,400,000	2,392,999
6.750%, 4/15/11	400,000	419,027
1.399%, 1/9/12(l)	1,600,000	1,442,251
6.600%, 4/1/12	700,000	741,129
1.950%, 6/20/12	840,000	838,286
5.300%, 3/1/13	400,000	405,147
4.750%, 4/1/14	400,000	377,836
6.000%, 5/13/14	600,000	607,481
6.000%, 4/28/15	300,000	299,217

	Principal Amount	Value (Note 1)
5.450%, 1/9/17	$300,000	$280,135
5.950%, 12/28/17	400,000	383,824
6.625%, 4/1/18	600,000	598,144
7.300%, 5/13/19	100,000	103,695

		31,688,188

Commercial Banks (5.8%)
American Express Bank FSB
3.150%, 12/9/11	850,000	880,125
American Express Centurion Bank
5.550%, 10/17/12	3,400,000	3,396,886
Banco Bilbao Vizcaya Argentaria/Puerto Rico
0.660%, 5/25/12(l)†	3,000,000	2,981,501
Barclays Bank plc
5.450%, 9/12/12	400,000	417,044
6.750%, 5/22/19	150,000	148,766
Citigroup, Inc.
1.016%, 5/7/12(l)	30,000,000	29,927,190
Commonwealth Bank of Australia
1.030%, 12/10/12(l)§	2,900,000	2,898,869
Credit Suisse/New York
3.450%, 7/2/12	200,000	200,099
5.000%, 5/15/13	900,000	920,091
5.500%, 5/1/14	250,000	259,735
6.000%, 2/15/18	300,000	299,497
Danske Bank A/S
0.945%, 5/24/12(l)§	1,000,000	995,741
Fifth Third Bancorp
8.250%, 3/1/38	250,000	191,375
HSBC Bank USA/New York
4.625%, 4/1/14	400,000	392,715
HSBC Holdings plc
6.500%, 5/2/36	400,000	390,614
6.500%, 9/15/37	400,000	386,925
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	900,000	876,004
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11	1,900,000	1,955,794
3.500%, 3/10/14	1,500,000	1,527,991
4.500%, 7/16/18	900,000	922,075
(Zero Coupon), 6/29/37	500,000	118,570
Landwirtschaftliche Rentenbank
3.250%, 3/15/13	1,000,000	1,008,367
Northern Trust Corp.
4.625%, 5/1/14	40,000	41,104
Oesterreichische Kontrollbank AG
1.875%, 3/21/12	1,500,000	1,443,295
PNC Funding Corp.
5.625%, 2/1/17	600,000	556,065
Rabobank Nederland N.V.
1.657%, 10/11/12	2,900,000	2,849,627
Regions Bank/Alabama
3.250%, 12/9/11	840,000	871,555
Royal Bank of Scotland plc
1.638%, 5/11/12(l)§	3,000,000	3,022,398
Societe Financement de l’Economie Francaise
2.250%, 6/11/12§	3,000,000	2,982,311
Suncorp-Metway Ltd.
0.989%, 12/17/10(l)§	2,900,000	2,894,020
SunTrust Banks, Inc./Georgia
5.450%, 12/1/17	200,000	175,662
Swedbank AB
2.900%, 1/14/13§	3,000,000	3,012,360
U.S. Bancorp
4.200%, 5/15/14	250,000	252,825
U.S. Bank N.A./Ohio
6.375%, 8/1/11	1,000,000	1,071,505

See Notes to Financial Statements. 146

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
UBS AG/Connecticut
5.750%, 4/25/18	$400,000	$364,294
Wachovia Bank N.A.
4.875%, 2/1/15	400,000	381,956
6.600%, 1/15/38	700,000	682,373
Wachovia Corp.
5.300%, 10/15/11	100,000	104,210
2.798%, 5/1/13(l)	2,900,000	2,799,225
5.750%, 2/1/18	600,000	589,264
Wells Fargo & Co.
4.875%, 1/12/11	400,000	411,830
3.000%, 12/9/11	1,950,000	2,015,013
4.375%, 1/31/13	600,000	605,166
5.625%, 12/11/17	300,000	295,300

		78,517,332

Consumer Finance (0.8%)
American Express Co.
7.250%, 5/20/14	150,000	155,165
6.150%, 8/28/17	500,000	461,144
8.125%, 5/20/19	150,000	155,659
American Express Credit Corp.
5.875%, 5/2/13	200,000	198,594
Series C
7.300%, 8/20/13	500,000	519,855
Capital One Bank USA N.A.
8.800%, 7/15/19	250,000	255,406
Capital One Financial Corp.
7.375%, 5/23/14	600,000	618,708
6.150%, 9/1/16	100,000	88,503
6.750%, 9/15/17	300,000	287,036
Ford Motor Credit Co. LLC
7.375%, 10/28/09	1,750,000	1,734,999
HSBC Finance Corp.
1.206%, 5/10/10(l)	1,100,000	1,071,096
5.250%, 1/14/11	400,000	402,701
1.166%, 8/9/11(l)	2,900,000	2,624,503
6.375%, 11/27/12	500,000	508,573
5.000%, 6/30/15	400,000	372,718
International Lease Finance Corp.
5.125%, 11/1/10	950,000	848,585
5.750%, 6/15/11	200,000	165,852
6.625%, 11/15/13	400,000	307,883
Russell-Stanley Holdings, Inc.
9.000%, 11/30/09(b)†	729,508	—
SLM Corp.
8.450%, 6/15/18	100,000	85,549

		10,862,529

Diversified Financial Services (3.0%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	400,000	413,594
Altra Industrial Motion, Inc.
9.000%, 12/1/11§	4,525,000	4,355,312
Ameriprise Financial, Inc.
7.300%, 6/28/19	45,000	46,049
Axcan Intermediate Holdings, Inc.
12.750%, 3/1/16	1,400,000	1,417,500
Bank of America Corp.
4.500%, 8/1/10	800,000	803,905
3.125%, 6/15/12	2,110,000	2,176,142
4.900%, 5/1/13	1,400,000	1,363,645
5.625%, 10/14/16	800,000	722,878
5.650%, 5/1/18	750,000	662,723
7.250%, 10/15/25	100,000	88,430
Bank of America N.A.
5.300%, 3/15/17	200,000	169,689

	Principal Amount	Value (Note 1)
Boeing Capital Corp.
6.500%, 2/15/12	$200,000	$219,460
BP Capital Markets plc
3.125%, 3/10/12	300,000	306,031
3.625%, 5/8/14	200,000	199,465
4.750%, 3/10/19	300,000	298,425
Caterpillar Financial Services Corp.
5.050%, 12/1/10	200,000	208,307
4.900%, 8/15/13	200,000	199,246
7.150%, 2/15/19	500,000	535,190
Citigroup, Inc.
6.500%, 1/18/11	500,000	507,732
5.125%, 2/14/11	400,000	398,860
2.125%, 4/30/12	1,690,000	1,697,419
5.500%, 4/11/13	800,000	749,796
5.000%, 9/15/14	200,000	167,664
5.850%, 8/2/16	400,000	355,099
6.125%, 5/15/18	600,000	524,797
8.500%, 5/22/19	300,000	305,172
6.875%, 3/5/38	600,000	529,900
Credit Suisse USA, Inc.
6.500%, 1/15/12	200,000	215,824
General Electric Capital Corp.
5.875%, 2/15/12	800,000	835,594
2.200%, 6/8/12	840,000	844,303
5.250%, 10/19/12	800,000	822,382
4.800%, 5/1/13	400,000	400,436
5.900%, 5/13/14	250,000	256,515
5.625%, 5/1/18	1,900,000	1,796,988
6.750%, 3/15/32	100,000	89,771
5.875%, 1/14/38	600,000	474,832
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.125%, 2/15/13	1,630,000	1,471,075
International Lease Finance Corp.
4.875%, 9/1/10	650,000	582,646
John Deere Capital Corp.
7.000%, 3/15/12	100,000	109,816
2.875%, 6/19/12	680,000	696,788
5.500%, 4/13/17	200,000	201,849
JPMorgan Chase & Co.
6.750%, 2/1/11	1,100,000	1,150,009
5.350%, 2/1/12	400,000	419,444
6.625%, 3/15/12	800,000	842,206
2.125%, 6/22/12	2,530,000	2,539,391
4.750%, 5/1/13	400,000	405,075
4.650%, 6/1/14	150,000	149,604
6.000%, 1/15/18	600,000	596,044
6.400%, 5/15/38	300,000	300,756
Leucadia National Corp.
8.125%, 9/15/15	1,200,000	1,086,000
MassMutual Global Funding II
0.789%, 12/6/13(l)§	2,000,000	2,001,044
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	100,000	101,908
8.000%, 3/1/32	400,000	449,348
Susser Holdings LLC / Susser Finance Corp.
10.625%, 12/15/13§	1,318,000	1,321,295
Textron Financial Corp.
4.600%, 5/3/10	300,000	286,498
UFJ Finance Aruba AEC
6.750%, 7/15/13	700,000	724,810
Unilever Capital Corp.
7.125%, 11/1/10	200,000	213,543
4.800%, 2/15/19	300,000	302,954

		41,111,178

See Notes to Financial Statements. 147

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Insurance (0.9%)
ACE INA Holdings, Inc.
5.900%, 6/15/19	$25,000	$25,059
Aflac, Inc.
8.500%, 5/15/19	150,000	160,280
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	1,000,000	846,787
Allstate Corp.
6.200%, 5/16/14	150,000	157,330
7.450%, 5/16/19	100,000	108,186
American Financial Group, Inc.
9.875%, 6/15/19	50,000	50,016
American International Group, Inc.
8.250%, 8/15/18§	600,000	353,104
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12§	200,000	206,698
Chubb Corp.
5.750%, 5/15/18	400,000	414,894
Genworth Financial, Inc.
6.515%, 5/22/18	800,000	534,743
Lincoln National Corp.
8.750%, 7/1/19	105,000	105,890
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	400,000	389,403
MetLife, Inc.
5.000%, 6/15/15	400,000	381,103
5.700%, 6/15/35	200,000	174,686
Metropolitan Life Global Funding I
5.750%, 7/25/11(b)§	2,104,000	2,158,908
5.125%, 11/9/11§	600,000	620,245
Pricoa Global Funding I
0.801%, 5/24/11(b)(l)§	1,000,000	961,850
1.139%, 1/30/12(l)§	1,900,000	1,782,736
Principal Life Income Funding Trusts
0.700%, 10/9/09(l)	800,000	798,066
5.300%, 4/24/13	200,000	199,541
Prudential Financial, Inc.
5.100%, 9/20/14	200,000	188,964
6.200%, 1/15/15	30,000	29,328
7.375%, 6/15/19	35,000	34,364
5.700%, 12/14/36	100,000	75,025
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	1,500,000	1,175,770
Travelers Cos., Inc.
6.750%, 6/20/36	400,000	433,625

		12,366,601

Real Estate Investment Trusts (REITs) (0.3%)
ERP Operating LP
5.125%, 3/15/16	400,000	366,839
HCP, Inc.
5.650%, 12/15/13	2,200,000	2,002,994
ProLogis
5.625%, 11/15/15	600,000	475,744
Simon Property Group LP
5.000%, 3/1/12	700,000	697,802
6.750%, 5/15/14	105,000	105,504
5.625%, 8/15/14	200,000	190,977
5.250%, 12/1/16	200,000	177,657

		4,017,517

Total Financials		178,563,345

Health Care (2.3%)
Biotechnology (0.1%)
Amgen, Inc.
4.850%, 11/18/14	200,000	211,260

	Principal Amount	Value (Note 1)
6.400%, 2/1/39	$300,000	$319,097
Genentech, Inc.
5.250%, 7/15/35	200,000	186,328

		716,685

Health Care Equipment & Supplies (0.1%)
Accellent, Inc.
10.500%, 12/1/13§	1,750,000	1,483,125
Baxter International, Inc.
4.625%, 3/15/15	200,000	205,110
6.250%, 12/1/37	100,000	109,789
Covidien International Finance S.A.
6.000%, 10/15/17	100,000	106,345
Hospira, Inc.
6.400%, 5/15/15	45,000	47,370

		1,951,739

Health Care Providers & Services (0.7%)
Apria Healthcare Group, Inc.
11.250%, 11/1/14§	500,000	482,500
Cardinal Health, Inc.
5.500%, 6/15/13	200,000	198,632
CIGNA Corp.
7.875%, 5/15/27	100,000	85,691
Skilled Healthcare Group, Inc.
11.000%, 1/15/14§	1,295,000	1,327,375
Surgical Care Affiliates, Inc.
8.875%, 7/15/15 PIK§	1,950,000	1,501,500
10.000%, 7/15/17§	3,250,000	2,258,750
U.S. Oncology, Inc.
10.750%, 8/15/14	2,108,000	2,086,920
UnitedHealth Group, Inc.
5.250%, 3/15/11	400,000	412,814
US Oncology, Inc.
9.125%, 8/15/17§	550,000	545,875
WellPoint, Inc.
5.850%, 1/15/36	100,000	87,735

		8,987,792

Pharmaceuticals (1.4%)
Abbott Laboratories, Inc.
5.600%, 5/15/11	200,000	213,679
5.875%, 5/15/16	200,000	218,124
5.600%, 11/30/17	600,000	642,680
Angiotech Pharmaceuticals, Inc.
4.418%, 12/1/13(l)	2,050,000	1,547,750
Argatroban Royalty Sub LLC
18.500%, 9/30/14(b)†	4,008,066	3,206,453
AstraZeneca plc
5.400%, 9/15/12	200,000	216,961
5.900%, 9/15/17	500,000	535,415
6.450%, 9/15/37	200,000	221,713
Bristol-Myers Squibb Co.
5.250%, 8/15/13	300,000	319,207
5.450%, 5/1/18	200,000	211,899
6.125%, 5/1/38	500,000	540,300
Elan Finance plc/Elan Finance Corp.
7.750%, 11/15/11	500,000	462,500
4.793%, 12/1/13(l)	2,075,000	1,618,500
Eli Lilly & Co.
4.200%, 3/6/14	500,000	514,780
5.200%, 3/15/17	100,000	104,772
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	200,000	209,209
5.650%, 5/15/18	400,000	423,682
6.375%, 5/15/38	200,000	217,487
Johnson & Johnson
5.150%, 7/15/18	200,000	213,065

See Notes to Financial Statements. 148

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.850%, 7/15/38	$100,000	$107,171
Merck & Co., Inc.
5.000%, 6/30/19	350,000	354,385
6.400%, 3/1/28	200,000	216,815
Novartis Securities Investment Ltd.
5.125%, 2/10/19	600,000	613,852
Pfizer, Inc.
2.579%, 3/15/11(l)	2,500,000	2,575,655
4.450%, 3/15/12	200,000	209,848
5.350%, 3/15/15	500,000	537,300
6.200%, 3/15/19	300,000	328,087
7.200%, 3/15/39	200,000	237,482
Phibro Animal Health Corp.
13.000%, 8/1/14§	2,115,000	1,818,900
Schering-Plough Corp.
6.000%, 9/15/17	200,000	213,001
Wyeth
5.500%, 3/15/13	200,000	213,821
6.000%, 2/15/36	100,000	106,067
5.950%, 4/1/37	200,000	206,906

		19,377,466

Total Health Care		31,033,682

Industrials (1.0%)
Aerospace & Defense (0.2%)
Boeing Co.
5.000%, 3/15/14	500,000	526,412
6.125%, 2/15/33	100,000	101,814
General Dynamics Corp.
4.250%, 5/15/13	200,000	204,195
Honeywell International, Inc.
4.250%, 3/1/13	200,000	207,692
5.000%, 2/15/19	500,000	510,692
Lockheed Martin Corp.
Series B
6.150%, 9/1/36	200,000	213,492
Northrop Grumman Systems Corp.
7.125%, 2/15/11	100,000	107,336
7.750%, 2/15/31	200,000	250,267
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	51,694
United Technologies Corp.
5.375%, 12/15/17	200,000	211,807
6.125%, 2/1/19	500,000	553,395
6.125%, 7/15/38	100,000	108,542

		3,047,338

Air Freight & Logistics (0.1%)
United Parcel Service, Inc.
4.500%, 1/15/13	200,000	209,744
5.125%, 4/1/19	300,000	315,351
6.200%, 1/15/38	100,000	109,405

		634,500

Airlines (0.0%)
Continental Airlines, Inc.
9.000%, 7/8/16	150,000	150,000

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
6.875%, 6/1/17	350,000	346,500
Dartmouth College
4.750%, 6/1/19	50,000	50,510
Pitney Bowes, Inc.
4.750%, 1/15/16	100,000	97,519
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	400,000	348,200

	Principal Amount	Value (Note 1)
Sheridan Group, Inc.
10.250%, 8/15/11§	$2,600,000	$1,560,000
Waste Management, Inc.
6.100%, 3/15/18	350,000	344,872
7.000%, 7/15/28	100,000	94,683

		2,842,284

Construction & Engineering (0.1%)
Esco Corp.
8.625%, 12/15/13§	1,700,000	1,470,500

Electrical Equipment (0.0%)
Emerson Electric Co.
5.250%, 10/15/18	100,000	102,426

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	100,000	106,330
Cooper U.S., Inc.
5.250%, 11/15/12	100,000	106,799
General Electric Co.
5.000%, 2/1/13	200,000	208,103
5.250%, 12/6/17	500,000	491,022
Harland Clarke Holdings Corp.
5.633%, 5/15/15(l)	1,845,000	1,111,612
ITT Corp.
4.900%, 5/1/14	65,000	64,556
6.125%, 5/1/19	90,000	92,497
Philips Electronics N.V.
6.875%, 3/11/38	200,000	214,229

		2,395,148

Machinery (0.1%)
Caterpillar, Inc.
6.050%, 8/15/36	100,000	95,391
Danaher Corp.
5.625%, 1/15/18	300,000	312,880
Dover Corp.
6.600%, 3/15/38	100,000	111,713
Trimas Corp.
9.875%, 6/15/12	1,400,000	1,204,000

		1,723,984

Road & Rail (0.1%)
Burlington Northern Santa Fe Corp.
6.150%, 5/1/37	100,000	99,857
Burlington Resources Finance Co.
7.200%, 8/15/31	100,000	109,260
Canadian Pacific Railway Co.
7.250%, 5/15/19	45,000	46,691
CSX Corp.
7.375%, 2/1/19	300,000	325,812
Norfolk Southern Corp.
7.700%, 5/15/17	100,000	109,604
5.750%, 4/1/18	300,000	306,737
5.900%, 6/15/19	65,000	67,363
Union Pacific Corp.
6.125%, 2/15/20	300,000	311,070
6.150%, 5/1/37	100,000	92,384

		1,468,778

Total Industrials		13,834,958

Information Technology (1.0%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.250%, 2/22/11	200,000	210,888
5.500%, 2/22/16	100,000	105,939
4.950%, 2/15/19	300,000	299,985
5.900%, 2/15/39	400,000	393,918

See Notes to Financial Statements. 149

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Motorola, Inc.
6.000%, 11/15/17	$200,000	$163,000

		1,173,730

Computers & Peripherals (0.3%)
Dell, Inc.
3.375%, 6/15/12	30,000	30,538
5.875%, 6/15/19	50,000	51,035
7.100%, 4/15/28	50,000	51,249
6.500%, 4/15/38	200,000	190,984
Hewlett-Packard Co.
4.500%, 3/1/13	400,000	415,864
International Business Machines Corp.
1.653%, 7/28/11(l)	2,100,000	2,112,707
4.750%, 11/29/12	200,000	214,452
5.700%, 9/14/17	400,000	424,665
5.875%, 11/29/32	100,000	103,423
8.000%, 10/15/38	300,000	388,292

		3,983,209

Electronic Equipment, Instruments & Components (0.1%)
Sanmina-SCI Corp.
3.379%, 6/15/14(l)§	2,350,000	1,927,000

Internet Software & Services (0.1%)
Terremark Worldwide, Inc.
12.000%, 6/15/17§	1,125,000	1,080,000

IT Services (0.2%)
Compucom Systems, Inc.
12.500%, 10/1/15§	1,600,000	1,330,000
SunGard Data Systems, Inc.
9.125%, 8/15/13	1,000,000	945,000

		2,275,000

Office Electronics (0.1%)
Xerox Capital Trust I
8.000%, 2/1/27	1,400,000	1,064,000
Xerox Corp.
8.250%, 5/15/14	95,000	98,787
6.350%, 5/15/18	200,000	178,500

		1,341,287

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	150,000	150,256

Software (0.1%)
Microsoft Corp.
2.950%, 6/1/14	115,000	114,166
4.200%, 6/1/19	125,000	122,120
5.200%, 6/1/39	110,000	107,062
Oracle Corp.
5.000%, 1/15/11	400,000	419,320
5.750%, 4/15/18	500,000	527,421

		1,290,089

Total Information Technology		13,220,571

Materials (1.7%)
Chemicals (0.6%)
Cognis GmbH
2.629%, 9/15/13(l)§	2,000,000	1,520,000
Dow Chemical Co.
7.600%, 5/15/14	220,000	226,600
8.550%, 5/15/19	155,000	155,276
9.400%, 5/15/39	90,000	92,644
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13	200,000	210,326
5.250%, 12/15/16	100,000	104,095
5.750%, 3/15/19	500,000	527,680

	Principal Amount	Value (Note 1)
Ferro Corp.
6.500%, 8/15/13	$450,000	$227,250
Ineos Group Holdings plc
8.500%, 2/15/16§	7,000,000	2,170,000
Monsanto Co.
7.375%, 8/15/12	200,000	228,779
5.125%, 4/15/18	100,000	103,602
5.875%, 4/15/38	200,000	204,045
Potash Corp of Saskatchewan Inc.
5.250%, 5/15/14	80,000	82,559
6.500%, 5/15/19	65,000	70,039
Reichhold Industries, Inc.
9.000%, 8/15/14§	4,745,000	1,660,750
Rohm & Haas Co.
5.600%, 3/15/13	500,000	494,274
Valspar Corp.
7.250%, 6/15/19	100,000	100,699

		8,178,618

Containers & Packaging (0.5%)
Berry Plastics Corp.
5.881%, 2/15/15(l)	1,450,000	1,279,625
Graham Packaging Co. LP/GPC Capital Corp. I
8.500%, 10/15/12	1,550,000	1,495,750
Impress Holdings B.V.
4.256%, 9/15/13(l)§	4,725,000	3,951,281
Packaging Corp. of America
5.750%, 8/1/13	500,000	480,551

		7,207,207

Metals & Mining (0.6%)
Alcoa, Inc.
6.000%, 7/15/13	200,000	195,401
5.900%, 2/1/27	200,000	142,611
Allegheny Technologies, Inc.
9.375%, 6/1/19	100,000	105,971
ArcelorMittal S.A.
5.375%, 6/1/13	200,000	191,557
9.000%, 2/15/15	125,000	131,670
6.125%, 6/1/18	200,000	175,000
9.850%, 6/1/19	150,000	161,536
Barrick Gold Corp.
6.950%, 4/1/19	500,000	560,003
Barrick N.A. Finance LLC
7.500%, 9/15/38	100,000	116,455
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	1,500,000	1,575,588
4.800%, 4/15/13	200,000	207,963
7.250%, 3/1/16	1,375,000	1,547,510
6.500%, 4/1/19	500,000	555,263
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	300,000	302,250
Nucor Corp.
5.750%, 12/1/17	200,000	207,814
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	800,000	805,014
6.500%, 7/15/18	200,000	200,117
7.125%, 7/15/28	100,000	95,423
Vale Overseas Ltd.
6.875%, 11/21/36	400,000	379,802

		7,656,948

Paper & Forest Products (0.0%)
International Paper Co.
7.400%, 6/15/14	200,000	199,092
Newark Group, Inc.
9.750%, 3/15/14(h)§	5,660,000	120,275

See Notes to Financial Statements. 150

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Weyerhaeuser Co.
6.950%, 10/1/27	$100,000	$76,581

		395,948

Total Materials		23,438,721

Telecommunication Services (2.6%)
Diversified Telecommunication Services (1.6%)
AT&T Corp.
7.300%, 11/15/11	400,000	438,658
8.000%, 11/15/31	200,000	230,836
AT&T, Inc.
4.950%, 1/15/13	200,000	208,001
5.100%, 9/15/14	200,000	207,758
5.625%, 6/15/16	400,000	411,639
5.500%, 2/1/18	500,000	499,268
6.300%, 1/15/38	500,000	483,127
6.400%, 5/15/38	200,000	195,782
6.550%, 2/15/39	500,000	499,111
BellSouth Capital Funding Corp.
7.875%, 2/15/30	500,000	552,374
British Telecommunications plc
9.625%, 12/15/30	300,000	332,597
Corning, Inc.
6.625%, 5/15/19	20,000	20,440
Deutsche Telekom International Finance B.V.
8.500%, 6/15/10	2,700,000	2,839,495
4.875%, 7/8/14	150,000	150,972
6.000%, 7/8/19	100,000	100,890
8.750%, 6/15/30	900,000	1,053,656
Embarq Corp.
7.082%, 6/1/16	100,000	97,659
7.995%, 6/1/36	100,000	87,937
France Telecom S.A.
7.750%, 3/1/11	700,000	757,072
Hawaiian Telcom Communications, Inc.
Series B
9.750%, 5/1/13(b)(h)§	4,050,000	40,500
Level 3 Financing, Inc.
12.250%, 3/15/13	1,105,000	1,049,750
Telcordia Technologies, Inc.
4.881%, 7/15/12(l)§	2,600,000	2,015,000
Telecom Italia Capital S.A.
4.875%, 10/1/10	400,000	404,055
1.717%, 7/18/11(l)	2,900,000	2,771,478
5.250%, 11/15/13	200,000	196,118
6.175%, 6/18/14	100,000	101,128
5.250%, 10/1/15	400,000	386,135
7.175%, 6/18/19	100,000	101,369
Telefonica Emisiones S.A.U.
1.346%, 2/4/13(l)	1,300,000	1,215,647
4.949%, 1/15/15	85,000	86,399
6.421%, 6/20/16	700,000	748,448
5.877%, 7/15/19	145,000	149,494
7.045%, 6/20/36	300,000	332,440
Verizon Communications, Inc.
7.250%, 12/1/10	400,000	425,897
7.375%, 9/1/12	400,000	447,487
5.550%, 2/15/16	500,000	517,531
5.500%, 2/15/18	600,000	595,867
7.750%, 12/1/30	400,000	446,713
6.900%, 4/15/38	100,000	104,320
7.350%, 4/1/39	300,000	326,896

		21,629,944

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services (1.0%)
America Movil S.A.B. de C.V.
6.375%, 3/1/35	$100,000	$94,828
Centennial Communications Corp./Cellular Operating Co. LLC
8.125%, 2/1/14	500,000	511,250
Cricket Communications, Inc.
7.750%, 5/15/16§	1,675,000	1,612,187
MetroPCS Wireless, Inc.
9.250%, 11/1/14	1,200,000	1,192,500
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	200,000	215,693
8.125%, 5/1/12	200,000	223,916
8.750%, 3/1/31	100,000	121,881
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	107,203
7.500%, 8/15/38	100,000	110,687
Verizon Wireless Capital LLC
3.316%, 5/20/11(l)^§	2,900,000	2,984,613
3.750%, 5/20/11§	300,000	306,142
5.550%, 2/1/14§	500,000	530,814
8.500%, 11/15/18§	400,000	478,037
Vodafone Group plc
0.969%, 6/15/11(l)	1,425,000	1,390,897
5.000%, 12/16/13	200,000	207,422
4.150%, 6/10/14	2,100,000	2,067,049
5.625%, 2/27/17	400,000	406,270
5.450%, 6/10/19	150,000	147,503
6.150%, 2/27/37	500,000	491,926

		13,200,818

Total Telecommunication Services		34,830,762

Utilities (1.5%)
Electric Utilities (1.1%)
Appalachian Power Co.
7.000%, 4/1/38	200,000	207,240
Baltimore Gas & Electric Co.
6.125%, 7/1/13	300,000	313,070
Calpine Construction Finance Co.
LP/ CCFC Finance Corp.
8.000%, 6/1/16§	1,225,000	1,172,937
Carolina Power & Light Co.
6.300%, 4/1/38	300,000	329,203
CenterPoint Energy Houston Electric LLC
Series U
7.000%, 3/1/14	300,000	323,859
Commonwealth Edison Co.
6.450%, 1/15/38	400,000	412,585
Consolidated Edison Co. of New York, Inc.
Series 07-A
6.300%, 8/15/37	100,000	105,977
Series 08-A
5.850%, 4/1/18	500,000	525,370
Series 08-B
6.750%, 4/1/38	100,000	112,242
DTE Energy Co.
7.625%, 5/15/14	100,000	104,366
Duke Energy Carolinas LLC
Series C
7.000%, 11/15/18	100,000	116,577
Duke Energy Corp.
5.650%, 6/15/13	400,000	419,258
6.300%, 2/1/14	500,000	539,819
Duke Energy Indiana, Inc.
6.450%, 4/1/39	300,000	336,077

See Notes to Financial Statements. 151

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Energy Ohio, Inc.
5.700%, 9/15/12	$200,000	$203,430
Edison Mission Energy
7.500%, 6/15/13	1,000,000	895,000
Exelon Corp.
4.900%, 6/15/15	200,000	186,216
Exelon Generation Co. LLC
6.200%, 10/1/17	100,000	99,537
FirstEnergy Corp.
Series B
6.450%, 11/15/11	200,000	208,752
Series C
7.375%, 11/15/31	200,000	188,771
FPL Group Capital, Inc.
5.625%, 9/1/11	100,000	106,896
6.000%, 3/1/19	500,000	537,046
Georgia Power Co.
5.950%, 2/1/39	300,000	314,492
MidAmerican Energy Co.
5.750%, 11/1/35	100,000	99,147
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	400,000	426,002
5.750%, 4/1/18	400,000	416,079
6.125%, 4/1/36	200,000	197,696
5.950%, 5/15/37	100,000	96,528
6.500%, 9/15/37	200,000	207,569
Nevada Power Co.
6.500%, 8/1/18	200,000	204,506
Northern States Power Co.
5.250%, 3/1/18	200,000	208,152
Oncor Electric Delivery Co.
6.375%, 5/1/12	100,000	105,523
6.800%, 9/1/18	400,000	427,443
Pacific Gas & Electric Co.
8.250%, 10/15/18	600,000	732,197
6.050%, 3/1/34	200,000	207,487
PacifiCorp
6.000%, 1/15/39	300,000	314,414
PPL Electric Utilities Corp.
6.250%, 5/15/39	30,000	31,625
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	101,522
Progress Energy, Inc.
7.100%, 3/1/11	100,000	106,356
Public Service Co. of Colorado
5.125%, 6/1/19	85,000	87,349
Public Service Electric & Gas Co.
5.375%, 9/1/13	200,000	210,744
San Diego Gas & Electric Co.
6.000%, 6/1/39	30,000	31,898
South Carolina Electric & Gas Co.
6.050%, 1/15/38	100,000	107,674
Southern California Edison Co.
5.750%, 3/15/14	400,000	433,957
6.050%, 3/15/39	300,000	321,999
Series 08-A
5.950%, 2/1/38	100,000	105,798
Southern Co.
4.150%, 5/15/14	75,000	75,298
Series A
5.300%, 1/15/12	400,000	419,998
Union Electric Co.
6.700%, 2/1/19	200,000	209,018
Virginia Electric & Power Co.
5.000%, 6/30/19	165,000	166,406
8.875%, 11/15/38	300,000	402,074

	Principal Amount	Value (Note 1)
Series A
4.750%, 3/1/13	$200,000	$204,645
6.000%, 5/15/37	100,000	103,259

		14,521,083

Gas Utilities (0.2%)
Copano Energy LLC/Copano Energy Finance Corp.
7.750%, 6/1/18	1,250,000	1,128,125
MarkWest Energy Partners LP/
MarkWest Energy Finance Corp.
6.875%, 11/1/14§	400,000	330,000
Oneok, Inc.
6.000%, 6/15/35	100,000	83,818
Regency Energy Partners LP/
Regency Energy Finance Corp.
9.375%, 6/1/16§	1,200,000	1,161,000
Sempra Energy
6.500%, 6/1/16	60,000	62,630

		2,765,573

Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.
8.500%, 6/15/19	1,000,000	968,750
Tennessee Valley Authority
5.500%, 7/18/17	550,000	599,844

		1,568,594

Multi-Utilities (0.1%)
CenterPoint Energy Resources Corp.
Series B
7.875%, 4/1/13	200,000	213,334
Dominion Resources, Inc.
8.875%, 1/15/19	300,000	357,762
Series B
5.950%, 6/15/35	100,000	95,392
DTE Energy Co.
6.350%, 6/1/16	200,000	183,517
National Grid plc
6.300%, 8/1/16	500,000	513,693
NiSource Finance Corp.
5.450%, 9/15/20	100,000	84,108
Sempra Energy
6.000%, 2/1/13	200,000	204,438

		1,652,244

Total Utilities		20,507,494

Total Corporate Bonds		452,251,312

Government Securities (74.3%)
Foreign Governments (0.9%)
Federative Republic of Brazil
10.250%, 6/17/13	$840,000	1,023,120
8.875%, 10/14/19	270,000	330,750
8.875%, 4/15/24	540,000	670,950
10.125%, 5/15/27	120,000	166,200
8.250%, 1/20/34	840,000	997,500
Province of Manitoba
5.000%, 2/15/12	400,000	422,782
Province of Nova Scotia
5.125%, 1/26/17	270,000	275,996
Province of Ontario
4.950%, 6/1/12	420,000	450,557
4.950%, 11/28/16	550,000	560,199
Province of Quebec
4.875%, 5/5/14	540,000	567,367
4.625%, 5/14/18	540,000	534,329
7.500%, 9/15/29	410,000	502,711
Republic of Italy

See Notes to Financial Statements. 152

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 7/15/11	$1,390,000	$1,435,475
5.250%, 9/20/16	1,130,000	1,164,053
Republic of Peru
6.550%, 3/14/37	270,000	261,900
Republic of South Africa
5.875%, 5/30/22	570,000	524,400
State of Israel
5.125%, 3/1/14	120,000	125,788
United Mexican States
6.375%, 1/16/13	270,000	291,600
5.625%, 1/15/17	960,000	970,560
8.300%, 8/15/31	270,000	321,975
6.050%, 1/11/40	540,000	490,590

		12,088,802

Municipal Bonds (0.8%)
City of San Antonio, Texas
5.985%, 2/1/39	50,000	51,741
New Jersey State Turnpike Authority
7.414%, 1/1/40	1,000,000	1,164,060
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	1,000,000	1,017,570
New York State Dormitory Authority
5.000%, 7/1/39	3,000,000	3,047,130
State of California
7.550%, 4/1/39	3,000,000	2,731,170
University of Texas
6.276%, 8/15/41	2,900,000	3,040,360

		11,052,031

Supranational (0.9%)
Asian Development Bank
3.000%, 2/15/11	400,000	410,485
2.750%, 5/21/14	500,000	490,919
4.250%, 10/20/14	540,000	547,431
Corp. Andina de Fomento
8.125%, 6/4/19	325,000	344,330
European Investment Bank
3.125%, 7/15/11	1,960,000	2,023,247
4.250%, 7/15/13	1,390,000	1,465,231
3.000%, 4/8/14	1,000,000	995,231
3.125%, 6/4/14	750,000	744,824
4.875%, 1/17/17	550,000	578,790
Export Development Canada
2.375%, 3/19/12	1,000,000	1,009,488
Inter-American Development Bank
4.375%, 9/20/12	550,000	584,778
5.125%, 9/13/16	280,000	300,266
International Bank for Reconstruction & Development
5.000%, 4/1/16	550,000	587,536
4.750%, 2/15/35	130,000	121,131
Kommunalbanken A/S
3.375%, 11/15/11	2,000,000	2,050,004
Nordic Investment Bank
3.625%, 6/17/13	550,000	566,050

		12,819,741

U.S. Government Agencies (53.5%)
Federal Farm Credit Bank
3.875%, 8/25/11	20,000	21,037
Federal Home Loan Bank
3.375%, 8/13/10	3,480,000	3,588,747
3.375%, 10/20/10	2,780,000	2,874,470
5.375%, 8/19/11	1,960,000	2,116,941
1.875%, 6/20/12	250,000	249,655
5.125%, 8/14/13	1,110,000	1,216,546
4.000%, 9/6/13	1,400,000	1,472,898

	Principal Amount	Value (Note 1)
5.500%, 8/13/14	$1,120,000	$1,250,375
5.000%, 11/17/17	1,690,000	1,798,353
5.500%, 7/15/36	270,000	275,342
Federal Home Loan Mortgage Corp.
4.125%, 7/12/10	7,250,000	7,532,431
0.580%, 9/24/10(l)	17,100,000	17,127,822
0.703%, 3/9/11(l)	23,000,000	23,072,979
1.625%, 4/26/11	4,000,000	4,030,452
0.926%, 5/4/11(l)	2,000,000	2,004,056
3.875%, 6/29/11	5,730,000	6,021,095
1.750%, 6/15/12	500,000	498,182
2.000%, 6/15/12	150,000	149,729
4.500%, 7/15/13	2,800,000	3,013,962
2.500%, 1/7/14	1,690,000	1,673,544
3.250%, 2/18/14	610,000	606,905
2.500%, 4/23/14	6,000,000	5,905,014
5.000%, 7/15/14	1,680,000	1,841,092
3.000%, 7/28/14^	4,500,000	4,509,117
5.000%, 4/18/17	300,000	327,507
5.125%, 11/17/17	32,000,000	35,120,896
4.875%, 6/13/18	6,020,000	6,478,327
5.000%, 7/1/19	3,753,667	3,916,482
5.000%, 2/1/22	4,573,697	4,759,218
5.500%, 5/1/22	4,650,650	4,871,265
4.500%, 2/1/24	5,765,076	5,887,344
6.500%, 5/1/26	884,233	948,495
6.500%, 8/1/26	1,758,103	1,885,874
6.500%, 9/1/27	1,446,728	1,548,375
6.750%, 3/15/31	550,000	681,841
6.250%, 7/15/32	280,000	332,696
5.000%, 12/1/34	20,093,302	20,547,756
6.000%, 3/1/36	977,528	1,023,063
5.500%, 10/1/36	952,602	985,189
6.000%, 10/1/36	964,130	1,008,137
5.500%, 5/1/37	970,835	1,003,591
6.000%, 6/1/37	243,162	254,071
5.500%, 12/1/37	998,938	1,032,642
5.500%, 1/1/38	1,877,284	1,940,624
5.500%, 2/1/38	19,251,863	19,901,426
5.500%, 3/1/38	1,358,207	1,403,957
6.000%, 3/1/38	50,642	52,911
6.500%, 5/1/38	910,939	969,120
5.500%, 6/1/38	1,679,140	1,735,700
6.000%, 6/1/38	391,929	409,491
6.000%, 7/1/38	209,555	218,944
6.000%, 8/1/38	768,408	802,838
5.500%, 9/1/38	981,672	1,014,738
6.000%, 9/1/38	835,671	873,430
6.000%, 10/1/38	244,621	255,581
5.500%, 11/1/38	750,680	775,966
6.000%, 12/1/38	1,274,841	1,331,962
6.000%, 2/1/39	9,416,867	9,838,810
6.000%, 3/1/39	3,759,721	3,928,183
4.500%, 4/1/39	4,976,567	4,960,189
4.000%, 5/1/39	998,207	964,650
4.500%, 6/1/39	2,000,000	1,993,418
4.000%, 7/15/24 TBA	3,000,000	2,998,125
4.000%, 7/15/39 TBA	3,000,000	2,902,266
6.000%, 7/15/39 TBA	7,700,000	8,034,473
Federal National Mortgage Association
0.966%, 8/5/10(l)	20,000,000	20,033,800
3.250%, 8/12/10	2,810,000	2,892,566
2.000%, 3/2/11	490,000	493,561
6.000%, 5/15/11	1,120,000	1,217,291
5.000%, 2/16/12	2,230,000	2,419,853
2.500%, 2/17/12	2,110,000	2,116,385

See Notes to Financial Statements. 153

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
4.625%, 10/15/13	$4,460,000	$4,814,936
5.000%, 2/13/17	2,810,000	3,066,022
5.000%, 5/11/17	1,390,000	1,509,447
4.500%, 3/1/23	8,448,128	8,751,381
6.000%, 7/1/23	5,533,681	5,865,909
5.000%, 4/1/24	4,735,580	4,909,909
6.250%, 5/15/29	850,000	997,922
7.125%, 1/15/30	550,000	709,398
6.625%, 11/15/30	500,000	612,387
6.000%, 11/1/32	5,963,365	6,291,467
5.000%, 6/1/33	17,153,888	17,555,611
5.500%, 6/1/33	23,342	24,220
6.000%, 10/1/33	7,130,326	7,522,633
5.500%, 11/1/34	14,644,600	15,186,765
5.500%, 11/1/35	14,258,214	14,772,707
5.500%, 3/1/36	939,320	971,600
5.000%, 5/1/36	14,447,463	14,760,680
6.000%, 9/1/36	11,091,255	11,618,306
5.500%, 12/1/36	19,201,062	19,860,911
5.500%, 1/1/37	39,958	41,331
5.500%, 6/1/37	2,497,371	2,581,633
5.500%, 7/1/37	38,314	39,607
5.675%, 7/1/37(l)	9,809,130	10,233,060
6.000%, 7/1/37	15,137,034	15,842,148
5.564%, 8/1/37(l)	9,468,982	9,961,584
6.000%, 8/1/37	5,511,224	5,773,115
5.500%, 9/1/37	37,338	38,598
5.500%, 10/1/37	25,634,814	26,499,738
6.000%, 10/1/37	16,157,249	16,909,886
5.500%, 11/1/37	4,744,191	4,904,261
6.500%, 11/1/37	4,155,098	4,431,104
5.500%, 12/1/37	3,581,854	3,702,706
5.500%, 1/1/38	19,517,313	20,175,831
5.500%, 3/1/38	2,765,467	2,858,619
5.500%, 7/1/38	1,555,359	1,607,749
5.500%, 8/1/38	3,510,793	3,629,051
5.500%, 9/1/38	32,663,563	33,763,801
6.000%, 9/1/38	6,459,558	6,759,085
5.500%, 11/1/38	19,298,418	19,949,009
5.500%, 12/1/38	3,603,114	3,724,481
4.500%, 1/1/39	47,667	47,634
5.500%, 1/1/39	936,075	967,606
5.129%, 2/1/39(l)	9,849,396	10,251,465
4.500%, 4/1/39	7,410,897	7,405,035
4.000%, 6/1/39	2,500,000	2,423,235
4.500%, 7/25/39 TBA	7,000,000	6,984,684
5.500%, 7/25/39 TBA	35,000,000	36,126,580
6.500%, 7/25/39 TBA	5,000,000	5,325,000
Government National Mortgage Association
6.500%, 5/15/31	7,693	8,301
6.500%, 9/15/36	11,679	12,413
6.500%, 10/15/37	2,581,245	2,742,270
6.500%, 8/15/38	603,632	641,006
6.000%, 9/15/38	3,686,180	3,844,426
6.500%, 9/15/38	464,332	493,080
6.000%, 10/15/38	6,233,317	6,500,913
6.500%, 10/15/38	1,093,359	1,162,899
6.000%, 11/15/38	518,553	540,813
6.000%, 12/15/38	1,907,409	1,989,294
6.000%, 1/15/39	1,676,416	1,748,385
6.000%, 2/15/39	58,143	60,639
4.500%, 4/15/39	1,301,408	1,301,764
5.000%, 7/15/39 TBA	7,500,000	7,645,312

	Principal Amount	Value (Note 1)
5.500%, 7/15/39 TBA	$15,000,000	$15,487,500

		728,882,633

U.S. Treasuries (18.2%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,930,000	5,664,419
9.250%, 2/15/16	840,000	1,150,012
7.250%, 5/15/16	2,780,000	3,484,338
8.750%, 5/15/17	1,680,000	2,300,550
9.125%, 5/15/18	840,000	1,203,234
8.125%, 8/15/19	2,780,000	3,811,641
8.750%, 8/15/20	3,880,000	5,558,100
7.875%, 2/15/21	840,000	1,140,431
8.125%, 8/15/21	840,000	1,165,631
7.125%, 2/15/23	840,000	1,097,644
6.750%, 8/15/26	2,240,000	2,915,149
6.625%, 2/15/27	1,550,000	1,998,289
5.500%, 8/15/28	3,800,000	4,390,782
5.250%, 2/15/29	2,655,000	2,986,047
6.125%, 8/15/29	3,100,000	3,860,467
6.250%, 5/15/30	1,840,000	2,332,774
4.500%, 2/15/36	2,630,000	2,709,310
4.750%, 2/15/37	1,120,000	1,200,149
4.375%, 2/15/38	1,940,000	1,959,097
4.500%, 5/15/38	2,430,000	2,508,596
3.500%, 2/15/39	2,550,000	2,204,960
4.250%, 5/15/39	1,200,000	1,187,808
U.S. Treasury Notes
3.875%, 7/15/10	2,810,000	2,906,484
2.375%, 8/31/10	13,850,000	14,137,277
2.000%, 9/30/10	2,790,000	2,838,063
1.500%, 10/31/10	2,230,000	2,254,740
0.875%, 12/31/10	4,320,000	4,325,905
0.875%, 1/31/11	6,010,000	6,013,306
0.875%, 2/28/11	5,000,000	4,996,500
4.500%, 2/28/11	6,990,000	7,410,218
0.875%, 4/30/11#	1,099,000	1,095,780
4.875%, 4/30/11	4,320,000	4,618,348
0.875%, 5/31/11	2,000,000	1,992,820
4.875%, 5/31/11	10,000,000	10,718,750
5.125%, 6/30/11	8,280,000	8,931,404
4.875%, 7/31/11	3,500,000	3,764,961
5.000%, 8/15/11	3,480,000	3,763,836
4.500%, 9/30/11	5,040,000	5,401,464
4.500%, 11/30/11	1,390,000	1,496,531
4.625%, 12/31/11	2,800,000	3,026,187
4.875%, 2/15/12	2,800,000	3,053,750
4.500%, 3/31/12	2,820,000	3,050,887
4.625%, 7/31/12	550,000	598,770
4.000%, 11/15/12	2,800,000	3,001,032
3.875%, 2/15/13	2,500,000	2,665,040
2.750%, 2/28/13	3,480,000	3,579,236
3.500%, 5/31/13	1,680,000	1,770,038
3.375%, 7/31/13	2,520,000	2,640,685
3.125%, 9/30/13	3,650,000	3,776,038
2.750%, 10/31/13	2,520,000	2,566,660
2.000%, 11/30/13	5,050,000	4,975,826
1.500%, 12/31/13	2,940,000	2,831,817
1.750%, 1/31/14	8,090,000	7,862,509
4.750%, 5/15/14	19,000,000	20,947,500
2.250%, 5/31/14	2,000,000	1,973,120
2.625%, 6/30/14	2,000,000	2,006,260
4.250%, 8/15/14	2,230,000	2,404,917
4.000%, 2/15/15	1,410,000	1,498,015
4.250%, 8/15/15	2,790,000	2,990,749
4.875%, 8/15/16	1,380,000	1,525,655
4.625%, 2/15/17	1,380,000	1,501,505

See Notes to Financial Statements. 154

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 8/15/17	$2,370,000	$2,598,112
4.250%, 11/15/17	2,790,000	2,959,144
3.500%, 2/15/18	1,680,000	1,688,269
3.875%, 5/15/18	2,200,000	2,266,860
4.000%, 8/15/18	2,670,000	2,769,500
3.750%, 11/15/18	3,910,000	3,977,526
2.750%, 2/15/19	3,800,000	3,558,928
3.125%, 5/15/19	3,800,000	3,675,322

		247,235,672

Total Government Securities		1,012,078,879

Total Long-Term Debt Securities (110.6%) (Cost $1,575,521,852)		1,506,931,564

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.3%)
Federal National Mortgage Association
2.65%, 10/1/09 (o)(p)	$3,600,000	3,598,438

Short-Term Investments of Cash Collateral for Securities Loaned (1.0%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	2,820,000	2,782,575
General Electric Capital Corp.
0.40%, 3/12/10 (l)	510,000	501,472
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	3,199,979	471,997
Monumental Global Funding II
0.43%, 5/26/10 (l)	6,020,000	5,794,250
Pricoa Global Funding I
0.40%, 6/25/10 (l)	3,839,616	3,538,602

Total Short-Term Investments of Cash Collateral for Securities Loaned		13,088,896

Time Deposit (1.1%)
JPMorgan Chase Nassau
0.000%, 7/1/09	15,640,298	15,640,298

Total Short-Term Investments (2.4%) (Cost/Amortized Cost $35,628,052)		32,327,632

Total Investments Before Securities Sold Short (113.0%) (Cost/Amortized Cost $1,611,149,904)		1,539,259,196

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agency (-0.9%)
Federal National Mortgage Association
6.000%, 7/25/39 TBA	$(12,000,000)	(12,540,000)

Total Securities Sold Short (-0.9%) (Proceeds Received $12,480,313)		(12,540,000)

Total Investments after Securities Sold Short (112.1%) (Cost/Amortized Cost $1,598,669,591)		1,526,719,196
Other Assets Less Liabilities (-12.1%)		(165,153,255)

Net Assets (100%)		$1,361,565,941

#	All, or a portion of security held by broker as collateral for financial futures contracts.
(b)	Illiquid Security.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2009. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2009.
(p)	Yield to maturity.
(s)	Issuer in bankruptcy.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $128,259,421 or 9.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
†	Securities (totaling $17,426,454 or 1.3% of net assets) at fair value.

Glossary:
CMO	— Collateralized Mortgage Obligation
EUR	— European Currency Unit
PIK	— Payment-in Kind Security
TBA	— Security is subject to delayed delivery.

See Notes to Financial Statements. 155

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
90 Day EURODollar	68	June-10	$22,400,868	$22,422,774	$21,906
90 Day EURODollar	68	September-10	22,357,491	22,349,992	(7,499)
90 Day EURODollar	68	December-10	22,299,470	22,268,453	(31,017)
90 Day EURODollar	69	March-11	22,582,317	22,533,172	(49,145)
90 Day EURODollar	98	June-11	30,853,288	30,808,603	(44,685)
90 Day EURODollar	45	September-11	14,141,518	14,116,259	(25,259)
90 Day EURODollar	45	December-11	14,116,772	14,087,994	(28,778)
EURODollar	229	June-10	56,486,574	56,365,487	(121,087)
EURODollar	298	June-11	72,618,875	72,279,900	(338,975)

					$(624,539)

At June 30, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 7/2/09	129	202	$212,231	$202,283	$9,948
Canadian Dollar vs. U.S. Dollar, expiring 7/27/09	2,000	1,588	1,719,592	1,588,310	131,282
European Union vs. U.S. Dollar, expiring 7/27/09	402	554	563,946	554,271	9,675
European Union vs. U.S. Dollar, expiring 7/27/09	1,500	2,078	2,104,275	2,077,872	26,403
European Union vs. U.S. Dollar, expiring 7/27/09	1,432	1,998	2,008,882	1,998,156	10,726
European Union vs. U.S. Dollar, expiring 7/27/09	3,475	4,456	4,874,904	4,455,645	419,259
European Union vs. U.S. Dollar, expiring 7/27/09	4,340	5,764	6,088,369	5,764,345	324,024

					$931,317

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 7/2/09	1	1	$981	$973	$8
British Pound vs. U.S. Dollar, expiring 7/2/09	205	128	205,000	211,257	(6,257)
Canadian Dollar vs. U.S. Dollar, expiring 7/27/09	1,587	2,000	1,587,176	1,719,592	(132,416)
European Union vs. U.S. Dollar, expiring 7/27/09	4,012	2,875	4,011,660	4,033,194	(21,534)
European Union vs. U.S. Dollar, expiring 7/27/09	1,972	1,432	1,971,824	2,008,881	(37,057)
European Union vs. U.S. Dollar, expiring 7/27/09	12,891	10,100	12,890,630	14,168,785	(1,278,155)
European Union vs. U.S. Dollar, expiring 10/16/09	325	255	324,821	357,671	(32,850)

					$(1,508,261)

					$(576,944)

See Notes to Financial Statements. 156

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Asset-Backed and Mortgage-Backed
Securities
Asset-Backed Securities	$–	$13,115,841	$–	$13,115,841
Non-Agency CMO	–	29,485,532	–	29,485,532
Corporate Bonds
Consumer Discretionary	–	78,861,575	3,260,000	82,121,575
Consumer Staples	–	19,719,877	–	19,719,877
Energy	–	27,001,827	7,978,500	34,980,327
Financials	–	175,581,844	2,981,501	178,563,345
Health Care	–	27,827,229	3,206,453	31,033,682
Industrials	–	13,834,958	–	13,834,958
Information Technology	–	13,220,571	–	13,220,571
Materials	–	23,438,721	–	23,438,721
Telecommunication Services	–	34,830,762	–	34,830,762
Utilities	–	20,507,494	–	20,507,494
Forward Currency Contracts	–	931,325	–	931,325
Futures	21,906	–	–	21,906
Government Securities
Foreign Governments	–	12,088,802	–	12,088,802
Municipal Bonds	–	11,052,031	–	11,052,031
Supranational	–	12,819,741	–	12,819,741
U.S. Government Agencies	–	728,882,633	–	728,882,633
U.S. Treasuries	–	247,235,672	–	247,235,672
Short-Term Investments	–	32,327,632	–	32,327,632
Total Asset	$21,906	$1,522,764,067	$17,426,454	$1,540,212,427
Liability:
Forward Currency Contracts	$–	$(1,508,269)	$–	$(1,508,269)
Futures	(646,445)	–	–	(646,445)
Government Securities
U.S. Government Agencies	–	(12,540,000)	–	(12,540,000)
Total Liability	$(646,445)	$(14,048,269)	$–	$(14,694,714)
Total	$(624,539)	$1,508,715,798	$17,426,454	$1,525,517,713

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	3,260,000	—

Balance as of 6/30/09	$3,260,000	$—

See Notes to Financial Statements. 157

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Investments in Securities-Energy	Other Investments*
Balance as of 12/31/08	$7,087,500	$—
Total gains or losses (realized/unrealized) included in earnings	891,000	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$7,978,500	$—

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	2,981,501	—

Balance as of 6/30/09	$2,981,501	$—

	Investments in Securities-Health Care	Other Investments*
Balance as of 12/31/08	$3,597,696	$—
Total gains or losses (realized/unrealized) included in earnings	97,811	—
Purchases, sales, issuances, and settlements (net)	(489,054)	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$3,206,453	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$275,297	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$21,906	*
Foreign exchange contracts	Receivables	931,325
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$953,231

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(646,445	)*
Foreign exchange contracts	Payables	(1,508,269)
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(2,154,714)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements. 158

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$3,618,128	$–	$–	$3,618,128
Foreign exchange contracts	–	–	(94,446)	–	(94,446)
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$3,618,128	$(94,446)	$–	$3,523,682

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$(4,426,403)	$–	$–	$(4,426,403)
Foreign exchange contracts	–	–	1,318,013	–	1,318,013
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(4,426,403)	$1,318,013	$–	$(3,108,390)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,220,439,569
Long-term U.S. Treasury securities	512,532,269

$2,732,971,838

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,171,600,049
Long-term U.S. Treasury securities	254,226,338

$2,425,826,387

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,441,516
Aggregate gross unrealized depreciation	(85,998,587)

Net unrealized depreciation	$(76,557,071)

Federal income tax cost of investments	$1,615,816,267

At June 30, 2009, the Portfolio had loaned securities with a total value of $7,585,298. This was secured by collateral of $16,389,595 which was received as cash and subsequently invested in short-term investments currently valued at $13,088,896, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $298,581,254 of which $114,524,895 expires in the year 2009, $91,978,211 expires in the year 2010, $11,568,090 expires in the year 2014, and $80,510,058 expires in the year 2016.

See Notes to Financial Statements. 159

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.7%)
Auto Components (0.2%)
Other Auto Components	95,400	$791,852

		791,852

Automobiles (0.0%)
Other Automobiles	2,400	17,832

		17,832

Distributors (0.1%)
Other Distributors	25,565	434,959

		434,959

Diversified Consumer Services (2.4%)
Other Diversified Consumer Services	532,057	10,604,871

		10,604,871

Hotels, Restaurants & Leisure (5.6%)
Bally Technologies, Inc.*	207,688	6,214,024
BJ’s Restaurants, Inc.*^	224,724	3,791,094
Shuffle Master, Inc.*^	439,230	2,903,310
WMS Industries, Inc.*	91,222	2,874,405
Other Hotels, Restaurants & Leisure	725,520	8,843,860

		24,626,693

Household Durables (1.4%)
Universal Electronics, Inc.*	214,376	4,323,964
Other Household Durables	105,086	1,812,004

		6,135,968

Internet & Catalog Retail (1.0%)
Other Internet & Catalog Retail	296,794	4,635,724

		4,635,724

Leisure Equipment & Products (0.4%)
Other Leisure Equipment & Products	93,381	1,645,449

		1,645,449

Media (0.8%)
Other Media	466,513	3,744,231

		3,744,231

Multiline Retail (0.1%)
Other Multiline Retail	29,700	396,662

		396,662

Specialty Retail (2.5%)
Genesco, Inc.*	203,252	3,815,040
Other Specialty Retail	483,030	7,402,126

		11,217,166

Textiles, Apparel & Luxury Goods (2.2%)
True Religion Apparel, Inc.*^	199,845	4,456,544
Other Textiles, Apparel & Luxury Goods	310,180	5,421,925

		9,878,469

Total Consumer Discretionary		74,129,876

Consumer Staples (2.4%)
Beverages (0.1%)
Other Beverages	9,800	285,562

		285,562

Food & Staples Retailing (0.4%)
Other Food & Staples Retailing	62,800	1,599,960

		1,599,960

Food Products (0.9%)
Other Food Products	223,468	3,913,153

		3,913,153

Household Products (0.1%)
Other Household Products	9,200	243,140

		243,140

	Number of Shares	Value (Note 1)
Personal Products (0.8%)
Other Personal Products	190,944	$4,042,585

		4,042,585

Tobacco (0.1%)
Other Tobacco	99,300	497,168

		497,168

Total Consumer Staples		10,581,568

Energy (3.6%)
Energy Equipment & Services (2.0%)
Lufkin Industries, Inc.	92,202	3,877,094
OYO Geospace Corp.*^	106,191	2,724,861
Other Energy Equipment & Services	176,590	2,287,248

		8,889,203

Oil, Gas & Consumable Fuels (1.6%)
Other Oil, Gas & Consumable Fuels	749,268	7,017,547

		7,017,547

Total Energy		15,906,750

Financials (5.9%)
Capital Markets (1.4%)
Investment Technology Group, Inc.*	112,159	2,286,922
Teton Advisors, Inc.(b)*†	29	56
Other Capital Markets	337,947	4,076,311

		6,363,289

Commercial Banks (1.2%)
Other Commercial Banks	330,125	5,195,080

		5,195,080

Consumer Finance (1.3%)
Cash America International, Inc.	192,201	4,495,581
Other Consumer Finance	121,515	1,358,550

		5,854,131

Diversified Financial Services (0.3%)
Other Diversified Financial Services	70,487	1,348,920

		1,348,920

Insurance (0.6%)
Other Insurance	136,166	2,547,828

		2,547,828

Real Estate Investment Trusts (REITs) (0.9%)
Other Real Estate Investment Trusts (REITs)	187,249	3,932,017

		3,932,017

Real Estate Management & Development (0.1%)
Other Real Estate Management & Development	53,160	600,358

		600,358

Thrifts & Mortgage Finance (0.1%)
Other Thrifts & Mortgage Finance	39,500	400,306

		400,306

Total Financials		26,241,929

Health Care (24.4%)
Biotechnology (4.9%)
BioMarin Pharmaceutical, Inc.*	146,556	2,287,739
Cubist Pharmaceuticals, Inc.*	125,662	2,303,384
Onyx Pharmaceuticals, Inc.*	84,230	2,380,340
Other Biotechnology	2,324,109	14,903,085

		21,874,548

Health Care Equipment & Supplies (7.7%)
American Medical Systems Holdings, Inc.*	390,886	6,175,999

See Notes to Financial Statements. 160

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Thoratec Corp.*	264,786	$7,090,970
Other Health Care Equipment & Supplies	1,594,968	20,700,729

		33,967,698

Health Care Providers & Services (4.7%)
Centene Corp.*	154,920	3,095,302
Genoptix, Inc.*^	88,675	2,836,713
Lincare Holdings, Inc.*	115,877	2,725,427
Other Health Care Providers & Services	637,999	12,290,524

		20,947,966

Health Care Technology (3.4%)
Eclipsys Corp.*^	251,726	4,475,688
MedAssets, Inc.*	137,034	2,665,311
Quality Systems, Inc.^	72,634	4,137,233
Other Health Care Technology	259,795	3,602,948

		14,881,180

Life Sciences Tools & Services (2.1%)
ICON plc (ADR)*	175,462	3,786,470
Other Life Sciences Tools & Services	409,760	5,478,341

		9,264,811

Pharmaceuticals (1.6%)
Other Pharmaceuticals	879,870	7,210,810

		7,210,810

Total Health Care		108,147,013

Industrials (15.5%)
Aerospace & Defense (1.4%)
Hexcel Corp.*	242,680	2,312,740
Other Aerospace & Defense	201,237	3,906,734

		6,219,474

Air Freight & Logistics (0.2%)
Other Air Freight & Logistics	63,310	726,371

		726,371

Airlines (0.3%)
Other Airlines	180,200	1,183,751

		1,183,751

Building Products (0.2%)
Other Building Products	51,700	778,931

		778,931

Commercial Services & Supplies (3.7%)
GEO Group, Inc.*	197,524	3,669,995
Ritchie Bros. Auctioneers, Inc.^	110,825	2,598,846
Waste Connections, Inc.*	98,981	2,564,598
Other Commercial Services & Supplies	617,445	8,121,537

		16,954,976

Construction & Engineering (1.1%)
Northwest Pipe Co.*^	89,764	3,120,197
Other Construction & Engineering	124,200	1,781,288

		4,901,485

Electrical Equipment (2.2%)
GrafTech International Ltd.*	233,360	2,639,302
Other Electrical Equipment	521,803	7,036,161

		9,675,463

Industrial Conglomerates (0.0%)
Other Industrial Conglomerates	8,500	217,600

		217,600

Machinery (1.7%)
Other Machinery	438,748	7,464,911

		7,464,911

	Number of Shares	Value (Note 1)
Professional Services (3.1%)
FTI Consulting, Inc.*	56,076	$2,844,175
Other Professional Services	733,515	10,870,677

		13,714,852

Road & Rail (1.1%)
Landstar System, Inc.	83,805	3,009,437
Other Road & Rail	123,817	1,953,857

		4,963,294

Trading Companies & Distributors (0.4%)
Other Trading Companies & Distributors	92,200	1,640,308

		1,640,308

Transportation Infrastructure (0.1%)
Other Transportation Infrastructure	15,550	234,805

		234,805

Total Industrials		68,676,221

Information Technology (27.4%)
Communications Equipment (3.5%)
EMS Technologies, Inc.*	191,036	3,992,653
Other Communications Equipment	1,008,671	11,584,107

		15,576,760

Computers & Peripherals (2.3%)
Compellent Technologies, Inc.*^	290,245	4,426,236
Other Computers & Peripherals	574,160	5,716,817

		10,143,053

Electronic Equipment, Instruments & Components (2.2%)
Coherent, Inc.*^	138,241	2,858,824
DTS, Inc.*^	128,273	3,472,350
Other Electronic Equipment, Instruments & Components	330,504	3,480,197

		9,811,371

Internet Software & Services (4.0%)
Omniture, Inc.*^	246,043	3,090,301
Other Internet Software & Services	1,457,201	14,648,563

		17,738,864

IT Services (2.6%)
Other IT Services	1,051,031	11,718,103

		11,718,103

Semiconductors & Semiconductor Equipment (5.2%)
ON Semiconductor Corp.*	516,075	3,540,274
Varian Semiconductor Equipment Associates, Inc.*	146,710	3,519,573
Other Semiconductors & Semiconductor Equipment	1,635,933	15,802,480

		22,862,327

Software (7.6%)
ANSYS, Inc.*	102,430	3,191,718
Informatica Corp.*	166,550	2,862,995
Macrovision Solutions Corp.*	167,181	3,646,217
Solera Holdings, Inc.*	96,682	2,455,723
TIBCO Software, Inc.*	474,000	3,398,579
Other Software	1,745,585	17,486,049

		33,041,281

Total Information Technology		120,891,759

Materials (2.4%)
Chemicals (1.8%)
Huntsman Corp.	637,605	3,207,153
Terra Industries, Inc.	117,081	2,835,702
Other Chemicals	157,822	2,402,648

		8,445,503

Construction Materials (0.0%)
Other Construction Materials	400	16,968

		16,968

See Notes to Financial Statements. 161

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.3%)
Other Containers & Packaging	35,200	$1,218,820

		1,218,820

Metals & Mining (0.2%)
Other Metals & Mining	97,300	727,026

		727,026

Paper & Forest Products (0.1%)
Other Paper & Forest Products	14,400	240,160

		240,160

Total Materials		10,648,477

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.0%)
Other Diversified Telecommunication Services	548,963	4,671,932

		4,671,932

Wireless Telecommunication Services (0.4%)
Other Wireless Telecommunication Services	131,855	1,680,975

		1,680,975

Total Telecommunication Services		6,352,907

Utilities (0.1%)
Gas Utilities (0.1%)
Other Gas Utilities	8,400	273,218

		273,218

Independent Power Producers & Energy Traders (0.0%)
Other Independent Power Producers & Energy Traders	37,300	52,966

		52,966

Water Utilities (0.0%)
Other Water Utilities	12,500	177,100

		177,100

Total Utilities		503,284

Total Common Stocks (99.8%) (Cost $426,061,323)		442,079,784

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
Other Government Securities	$380,000	379,877

Short-Term Investments of Cash Collateral for Securities Loaned (5.9%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	2,370,000	2,338,547
Deutsche Bank Securities, Inc., Repurchase Agreement
0.09%, 7/1/09 (r)(u)	15,304,955	15,304,955
Monumental Global Funding II
0.43%, 5/26/10 (l)	5,060,000	4,870,250
Pricoa Global Funding I
0.40%, 6/25/10 (l)	3,229,677	2,976,480
Other Short-Term Investments of Cash Collateral for Securities Loaned	3,119,982	819,582

Total Short-Term Investments of Cash Collateral for Securities Loaned		26,309,814

Time Deposit (1.6%)
JPMorgan Chase Nassau 0.000%, 7/1/09	6,879,287	6,879,287

Total Short-Term Investments (7.6%) (Cost/Amortized Cost $36,343,789)		33,568,978

	Principal Amount	Value (Note 1)
Total Investments (107.4%) (Cost/Amortized Cost $462,405,112)		$475,648,762
Other Assets Less Liabilities (-7.4%)		(32,606,305)

Net Assets (100%)		$443,042,457

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. Fair value securities are disclosed. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $56 or 0.0% of net assets) at fair value.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.500%, maturing 1/15/15 – 6/15/38; Federal National Mortgage Association, 5.000% – 7.000%, maturing 10/1/36 – 12/1/38.

See Notes to Financial Statements. 162

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	37	September-09	$1,921,781	$1,876,640	$(45,141)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$74,129,876	$–	$–	$74,129,876
Consumer Staples	10,581,568	–	–	10,581,568
Energy	15,906,750	–	–	15,906,750
Financials	26,241,873	–	56	26,241,929
Health Care	108,147,013	–	–	108,147,013
Industrials	68,676,221	–	–	68,676,221
Information Technology	120,891,759	–	–	120,891,759
Materials	10,648,477	–	–	10,648,477
Telecommunication Services	6,352,907	–	–	6,352,907
Utilities	503,284	–	–	503,284
Short-Term Investments	–	33,568,978	–	33,568,978
Total Asset	$442,079,728	$33,568,978	$56	$475,648,762
Liability:
Futures	$(45,141)	$–	$–	$(45,141)
Total Liability	$(45,141)	$–	$–	$(45,141)
Total	$442,034,587	$33,568,978	$56	$475,603,621

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	56	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$56	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$56	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements. 163

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(45,141	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(45,141)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	286,644	–	–	286,644
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$286,644	$–	$–	$286,644

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(45,141)	–	–	(45,141)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(45,141)	$–	$–	$(45,141)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$400,213,153

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$531,874,744

See Notes to Financial Statements. 164

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,975,551
Aggregate gross unrealized depreciation	(53,794,441)

Net unrealized depreciation	$(6,818,890)

Federal income tax cost of investments	$482,467,652

At June 30, 2009, the Portfolio had loaned securities with a total value of $28,063,513. This was secured by collateral of $29,084,614 which was received as cash and subsequently invested in short-term investments currently valued at $26,309,814, as reported in the portfolio of investments.

For the six months ended June 30, 2009, the Portfolio incurred approximately $8,541 as brokerage commissions with Raymond James & Associates, Inc. and $1,288 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $69,758,333 which expires in the year 2016.

See Notes to Financial Statements. 165

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.1%)
Auto Components (1.6%)
Amerigon, Inc.*	570,000	$3,477,000
Other Auto Components	840,400	8,392,149

		11,869,149

Automobiles (0.8%)
Thor Industries, Inc.^	235,000	4,316,950
Other Automobiles	195,100	1,449,593

		5,766,543

Distributors (0.0%)
Other Distributors	23,300	275,918

		275,918

Diversified Consumer Services (0.5%)
Other Diversified Consumer Services	268,900	3,409,334

		3,409,334

Hotels, Restaurants & Leisure (0.9%)
Other Hotels, Restaurants & Leisure	577,000	6,544,616

		6,544,616

Household Durables (2.2%)
Other Household Durables	1,777,280	16,845,154

		16,845,154

Internet & Catalog Retail (0.1%)
Other Internet & Catalog Retail	87,700	431,099

		431,099

Leisure Equipment & Products (0.5%)
Other Leisure Equipment & Products	725,200	3,477,649

		3,477,649

Media (0.4%)
Other Media	532,300	3,218,670

		3,218,670

Multiline Retail (1.6%)
Fred’s, Inc., Class A^	285,700	3,599,820
J.C. Penney Co., Inc.	172,000	4,938,120
Other Multiline Retail	730,299	3,223,145

		11,761,085

Specialty Retail (5.3%)
Christopher & Banks Corp.^	550,700	3,695,197
Group 1 Automotive, Inc.^	175,900	4,576,918
Men’s Wearhouse, Inc.	256,300	4,915,834
Sonic Automotive, Inc., Class A	850,200	8,638,031
Other Specialty Retail	2,452,363	18,233,190

		40,059,170

Textiles, Apparel & Luxury Goods (1.2%)
Warnaco Group, Inc.*	110,000	3,564,000
Other Textiles, Apparel & Luxury Goods	595,200	5,436,774

		9,000,774

Total Consumer Discretionary		112,659,161

Consumer Staples (2.9%)
Beverages (0.0%)
Other Beverages	82,600	347,700

		347,700

Food & Staples Retailing (1.0%)
Casey’s General Stores, Inc.^	156,000	4,007,640
Other Food & Staples Retailing	214,300	3,526,506

		7,534,146

Food Products (1.2%)
Other Food Products	1,093,100	8,195,576

		8,195,576

	Number of Shares	Value (Note 1)
Household Products (0.1%)
Other Household Products	69,100	$799,970

		799,970

Personal Products (0.5%)
Other Personal Products	186,300	3,533,510

		3,533,510

Tobacco (0.1%)
Other Tobacco	46,700	828,142

		828,142

Total Consumer Staples		21,239,044

Energy (8.7%)
Energy Equipment & Services (6.1%)
Bristow Group, Inc.*^	151,100	4,477,093
Hornbeck Offshore Services, Inc.*	181,300	3,878,007
Rowan Cos., Inc.	243,500	4,704,420
Tidewater, Inc.^	116,500	4,994,355
Other Energy Equipment & Services	5,269,675	27,411,959

		45,465,834

Oil, Gas & Consumable Fuels (2.6%)
Other Oil, Gas & Consumable Fuels	2,614,700	19,237,371

		19,237,371

Total Energy		64,703,205

Financials (22.9%)
Capital Markets (1.4%)
Teton Advisors, Inc.(b)*†	75	145
Other Capital Markets	1,875,330	10,406,649

		10,406,794

Commercial Banks (6.4%)
East West Bancorp, Inc.	538,300	3,493,566
Other Commercial Banks	3,926,695	43,947,635

		47,441,201

Consumer Finance (1.1%)
EZCORP, Inc., Class A*	385,000	4,150,300
Other Consumer Finance	305,400	4,063,523

		8,213,823

Diversified Financial Services (0.3%)
Other Diversified Financial Services	201,005	2,419,410

		2,419,410

Insurance (7.3%)
Aspen Insurance Holdings Ltd.	200,000	4,468,000
IPC Holdings Ltd.	229,200	6,266,327
Montpelier Reinsurance Holdings Ltd.	352,500	4,684,725
Old Republic International Corp.	498,000	4,905,300
Protective Life Corp.^	312,800	3,578,432
Other Insurance	2,437,539	31,072,200

		54,974,984

Real Estate Investment Trusts (REITs) (4.5%)
Other Real Estate Investment Trusts (REITs)	3,490,010	33,347,462

		33,347,462

Real Estate Management & Development (0.1%)
Other Real Estate Management & Development	71,000	848,715

		848,715

Thrifts & Mortgage Finance (1.8%)
TrustCo Bank Corp. NY/New York^	647,000	3,823,770
Other Thrifts & Mortgage Finance	1,381,061	9,251,947

		13,075,717

Total Financials		170,728,106

See Notes to Financial Statements. 166

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (5.6%)
Biotechnology (0.2%)
Other Biotechnology	250,500	$1,843,673

		1,843,673

Health Care Equipment & Supplies (1.5%)
Other Health Care Equipment & Supplies	551,600	11,031,324

		11,031,324

Health Care Providers & Services (2.4%)
America Service Group, Inc.*	500,000	8,035,000
Other Health Care Providers & Services	696,760	9,260,465

		17,295,465

Health Care Technology (0.0%)
Other Health Care Technology	20,200	176,972

		176,972

Life Sciences Tools & Services (1.2%)
Mettler-Toledo International, Inc.*^	46,000	3,548,900
Pharmaceutical Product Development, Inc.	176,900	4,107,618
Other Life Sciences Tools & Services	75,500	1,268,892

		8,925,410

Pharmaceuticals (0.3%)
Other Pharmaceuticals	245,300	2,259,968

		2,259,968

Total Health Care		41,532,812

Industrials (23.1%)
Aerospace & Defense (0.9%)
Other Aerospace & Defense	284,300	6,389,659

		6,389,659

Air Freight & Logistics (0.2%)
Other Air Freight & Logistics	96,500	1,240,159

		1,240,159

Airlines (0.7%)
Other Airlines	707,456	5,100,874

		5,100,874

Building Products (3.2%)
American Woodmark Corp.	142,300	3,408,085
Apogee Enterprises, Inc.^	518,600	6,378,780
Universal Forest Products, Inc.	208,399	6,895,923
Other Building Products	650,900	7,316,700

		23,999,488

Commercial Services & Supplies (3.1%)
ABM Industries, Inc.^	244,800	4,423,536
Mobile Mini, Inc.*	282,700	4,147,209
Team, Inc.*	224,000	3,510,080
Other Commercial Services & Supplies	746,454	11,281,670

		23,362,495

Construction & Engineering (1.7%)
Orion Marine Group, Inc.*	200,000	3,800,000
Other Construction & Engineering	669,200	8,956,751

		12,756,751

Electrical Equipment (2.5%)
Brady Corp., Class A^	195,200	4,903,424
Other Electrical Equipment	807,100	13,931,803

		18,835,227

Industrial Conglomerates (0.7%)
Other Industrial Conglomerates	215,300	4,969,016

		4,969,016

Machinery (5.5%)
Mueller Industries, Inc.	230,600	4,796,479

	Number of Shares	Value (Note 1)
Nordson Corp.^	108,300	$4,186,878
Other Machinery	2,294,445	32,213,614

		41,196,971

Marine (0.7%)
Kirby Corp.*	115,000	3,655,850
Other Marine	149,400	1,349,577

		5,005,427

Professional Services (0.5%)
Other Professional Services	386,800	3,557,247

		3,557,247

Road & Rail (2.8%)
Genesee & Wyoming, Inc., Class A*	255,000	6,760,050
Saia, Inc.*	312,900	5,635,329
Vitran Corp., Inc.*	377,050	3,732,795
Other Road & Rail	294,800	4,364,260

		20,492,434

Trading Companies & Distributors (0.6%)
Other Trading Companies & Distributors	375,400	4,791,485

		4,791,485

Transportation Infrastructure (0.0%)
Other Transportation Infrastructure	9,900	50,490

		50,490

Total Industrials		171,747,723

Information Technology (7.0%)
Communications Equipment (1.1%)
Other Communications Equipment	1,351,915	8,391,878

		8,391,878

Computers & Peripherals (0.4%)
Other Computers & Peripherals	342,600	2,839,633

		2,839,633

Electronic Equipment, Instruments & Components (2.2%)
Benchmark Electronics, Inc.*^	435,400	6,269,760
Other Electronic Equipment, Instruments & Components	824,400	10,498,033

		16,767,793

Internet Software & Services (0.5%)
Other Internet Software & Services	617,600	3,442,784

		3,442,784

IT Services (0.6%)
Other IT Services	695,051	4,603,911

		4,603,911

Semiconductors & Semiconductor Equipment (1.5%)
Other Semiconductors & Semiconductor Equipment	1,578,662	11,152,405

		11,152,405

Software (0.7%)
Other Software	684,500	5,141,514

		5,141,514

Total Information Technology		52,339,918

Materials (8.2%)
Chemicals (3.8%)
Airgas, Inc.	106,900	4,332,657
H.B. Fuller Co.	224,900	4,221,373
RPM International, Inc.	303,000	4,254,120
Westlake Chemical Corp.^	275,400	5,615,406
Other Chemicals	809,789	9,699,701

		28,123,257

Construction Materials (0.1%)
Other Construction Materials	91,938	915,116

		915,116

See Notes to Financial Statements. 167

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.5%)
Other Containers & Packaging	260,900	$3,758,111

		3,758,111

Metals & Mining (3.1%)
Reliance Steel & Aluminum Co.^	156,000	5,988,840
Steel Dynamics, Inc.	358,200	5,276,286
Other Metals & Mining	1,338,310	11,654,570

		22,919,696

Paper & Forest Products (0.7%)
Other Paper & Forest Products	563,200	5,003,297

		5,003,297

Total Materials		60,719,477

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
Other Diversified Telecommunication Services	545,946	3,654,064

		3,654,064

Wireless Telecommunication Services (0.0%)
Other Wireless Telecommunication Services	39,000	331,080

		331,080

Total Telecommunication Services		3,985,144

Utilities (4.6%)
Electric Utilities (1.8%)
NV Energy, Inc.	440,000	4,747,600
Other Electric Utilities	375,995	8,336,484

		13,084,084

Gas Utilities (1.9%)
Energen Corp.	86,000	3,431,401
Other Gas Utilities	369,469	11,154,081

		14,585,482

Multi-Utilities (0.6%)
Other Multi-Utilities	222,500	4,144,476

		4,144,476

Water Utilities (0.3%)
Other Water Utilities	115,300	2,401,265

		2,401,265

Total Utilities		34,215,307

Total Common Stocks (98.6%) (Cost $912,657,156)		733,869,897

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.0%)
Other Exchange Traded Funds (ETFs) (Cost $122,046)	9,987	132,428

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Household Durables (0.0%)
Other Household Durables (Cost $23,275)	42,700	90,524

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
Other Government Securities	$410,000	$409,867

Short-Term Investments of Cash Collateral for Securities Loaned (2.3%)
Deutsche Bank Securities, Inc., Repurchase Agreement 0.09%, 7/1/09 (r)(u)	12,221,964	12,221,964
Other Short-Term Investments of Cash Collateral for Securities Loaned	7,219,822	5,765,650

Total Short-Term Investments of Cash Collateral for Securities Loaned		17,987,614

Time Deposit (1.8%)
JPMorgan Chase Nassau 0.000%, 7/1/09	13,142,092	13,142,092

Total Short-Term Investments (4.2%) (Cost/Amortized Cost $32,993,757)		31,539,573

Total Investments (102.8%) (Cost/Amortized Cost $945,796,234)		765,632,422
Other Assets Less Liabilities (-2.8%)		(20,826,262)

Net Assets (100%)		$744,806,160

This section shows the Portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Portfolio’s total net assets as of the report date. Fair value securities are disclosed. The remaining securities held by the Portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling AXA Equitable at 1-888-AXA-INFO or 1-888-292-4636. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $145 or 0.0% of net assets) at fair value.
(b)	Illiquid Security.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 7.500%, maturing 1/15/15 – 6/15/38; Federal National Mortgage Association, 5.000% – 7.000%, maturing 10/1/36 – 12/1/38.

See Notes to Financial Statements. 168

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
America Service Group, Inc.	$5,350,000	$5,121,513	$—	$8,035,000	$—	$—

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	35	September-09	$1,829,697	$1,775,200	$(54,497)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$112,659,161	$–	$–	$112,659,161
Consumer Staples	21,239,044	–	–	21,239,044
Energy	64,703,205	–	–	64,703,205
Financials	170,727,961	–	145	170,728,106
Health Care	41,532,812	–	–	41,532,812
Industrials	171,747,723	–	–	171,747,723
Information Technology	52,108,213	231,705	–	52,339,918
Materials	60,719,477	–	–	60,719,477
Telecommunication Services	3,985,144	–	–	3,985,144
Utilities	34,215,307	–	–	34,215,307
Investment Companies
Exchange Traded Funds (ETFs)	132,428	–	–	132,428
Rights
Consumer Discretionary	90,524	–	–	90,524
Short-Term Investments	–	31,539,573	–	31,539,573
Total Asset	$733,860,999	$31,771,278	$145	$765,632,422
Liability:
Futures	$(54,497)	$–	$–	$(54,497)
Total Liability	$(54,497)	$–	$–	$(54,497)
Total	$733,806,502	$31,771,278	$145	$765,577,925

See Notes to Financial Statements. 169

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	145	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$145	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/09.	$145	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(54,497	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(54,497)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	840,254	–	–	840,254
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$840,254	$–	$–	$840,254

See Notes to Financial Statements. 170

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

SUMMARY PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(54,497)	–	–	(54,497)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(54,497)	$–	$–	$(54,497)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$423,671,095

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$416,558,427

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,715,221
Aggregate gross unrealized depreciation	(238,558,121)

Net unrealized depreciation	$(192,842,900)

Federal income tax cost of investments	$958,475,322

At June 30, 2009, the Portfolio had loaned securities with a total value of $18,532,019. This was secured by collateral of $19,441,786 which was received as cash and subsequently invested in short-term investments currently valued at $17,987,614, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $1,519, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $237,764,301 which expires in the year 2016.

See Notes to Financial Statements. 171

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (1.5%)
Auto Components (0.1%)
Johnson Controls, Inc.	17,050	$370,326

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	4,850	344,932

Internet & Catalog Retail (1.3%)
Amazon.com, Inc.*	62,120	5,196,959
Expedia, Inc.*	15,900	240,249
Netflix, Inc.*	3,100	128,154
NutriSystem, Inc.	2,300	33,350
priceline.com, Inc.*	3,200	356,960

		5,955,672

Total Consumer Discretionary		6,670,930

Industrials (2.3%)
Construction & Engineering (0.1%)
Quanta Services, Inc.*	18,330	423,973

Electrical Equipment (1.8%)
ABB Ltd. (Registered)*	12,644	199,023
ABB Ltd. (ADR)	52,640	830,659
First Solar, Inc.*	12,745	2,066,219
SunPower Corp., Class B*	100,077	2,396,844
Suntech Power Holdings Co., Ltd. (ADR)*	150,775	2,692,842

		8,185,587

Industrial Conglomerates (0.3%)
Koninklijke Philips Electronics N.V. (N.Y. Shares)	63,941	1,177,793

Professional Services (0.1%)
Manpower, Inc.^	5,820	246,419

Total Industrials		10,033,772

Information Technology (72.8%)
Communications Equipment (11.9%)
3Com Corp.*	29,800	140,358
ADC Telecommunications, Inc.*	7,300	58,108
ADTRAN, Inc.^	4,100	88,027
Arris Group, Inc.*^	9,300	113,088
Avocent Corp.*^	3,300	46,068
Brocade Communications Systems, Inc.*	29,200	228,344
Ciena Corp.*	6,900	71,415
Cisco Systems, Inc.*	888,944	16,569,916
CommScope, Inc.*	6,200	162,812
Comtech Telecommunications Corp.*	2,100	66,948
EchoStar Corp., Class A*	3,200	51,008
Emulex Corp.*	6,800	66,504
F5 Networks, Inc.*	49,095	1,698,196
Harris Corp.	10,000	283,600
Infinera Corp.*^	7,200	65,736
InterDigital, Inc.*	3,400	83,096
JDS Uniphase Corp.*	16,600	94,952
Juniper Networks, Inc.*	49,985	1,179,646
Motorola, Inc.	452,345	2,999,047
Nokia Oyj (ADR)	170,232	2,481,983
Palm, Inc.*	10,400	172,328
Plantronics, Inc.	3,700	69,967
Polycom, Inc.*	6,500	131,755

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.	364,378	$16,469,886
Research In Motion Ltd.*	84,107	5,975,802
Riverbed Technology, Inc.*	143,620	3,330,548
Sonus Networks, Inc.*	19,700	31,717
Starent Networks Corp.*	2,300	56,143
Sycamore Networks, Inc.*^	13,800	43,194
Tekelec*	5,200	87,516
Tellabs, Inc.*	29,800	170,754

		53,088,462

Computers & Peripherals (18.1%)
Acer, Inc.	132,332	229,080
Apple, Inc.*	159,825	22,763,874
Avid Technology, Inc.*	2,200	29,502
Data Domain, Inc.*	134,181	4,474,936
Dell, Inc.*	304,780	4,184,629
Diebold, Inc.	5,200	137,072
Electronics for Imaging, Inc.*	3,400	36,244
EMC Corp.*	378,289	4,955,586
Hewlett-Packard Co.	455,638	17,610,409
Intermec, Inc.*	3,600	46,440
International Business Machines Corp.	134,361	14,029,976
Lexmark International, Inc., Class A*	6,200	98,270
NCR Corp.*	12,000	141,960
NetApp, Inc.*	115,505	2,277,759
QLogic Corp.*	9,000	114,120
SanDisk Corp.*	122,375	1,797,689
Seagate Technology	384,228	4,019,025
STEC, Inc.*	2,300	53,337
Sun Microsystems, Inc.*	56,500	520,930
Synaptics, Inc.*^	2,700	104,355
Teradata Corp.*	13,000	304,590
Western Digital Corp.*	74,150	1,964,975

		79,894,758

Electronic Equipment, Instruments & Components (3.0%)
Agilent Technologies, Inc.*	25,900	526,029
Amphenol Corp., Class A	64,492	2,040,527
Anixter International, Inc.*^	2,300	86,457
Arrow Electronics, Inc.*	9,000	191,160
Avnet, Inc.*	11,400	239,742
AVX Corp.	3,600	35,748
Benchmark Electronics, Inc.*	4,900	70,560
Celestica, Inc.*	15,000	102,300
Cogent, Inc.*	2,900	31,117
Corning, Inc.	352,312	5,658,130
Dolby Laboratories, Inc., Class A*	3,800	141,664
FLIR Systems, Inc.*	11,300	254,928
Hon Hai Precision Industry Co., Ltd.	224,431	690,840
Ingram Micro, Inc., Class A*	12,200	213,500
Itron, Inc.*	3,100	170,717
Jabil Circuit, Inc.	16,400	121,688
L-1 Identity Solutions, Inc.*	259,394	2,007,710
Molex, Inc.	10,400	161,720
National Instruments Corp.^	4,200	94,752
Plexus Corp.*	3,000	61,380
Rofin-Sinar Technologies, Inc.*	2,100	42,021
SYNNEX Corp.*	1,400	34,986
Tech Data Corp.*	3,900	127,569
Trimble Navigation Ltd.*	9,000	176,670
Vishay Intertechnology, Inc.*	14,100	95,739

		13,377,654

Electronics (0.2%)
Hon Hai Precision Industry Co., Ltd. (GDR)	124,153	757,879

See Notes to Financial Statements. 172

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (7.9%)
Akamai Technologies, Inc.*	13,000	$249,340
Baidu, Inc. (ADR)*	7,970	2,399,687
DealerTrack Holdings, Inc.*	3,000	51,000
Digital River, Inc.*	3,000	108,960
EarthLink, Inc.*	8,000	59,280
eBay, Inc.*	81,900	1,402,947
Equinix, Inc.*	37,408	2,721,058
Google, Inc., Class A*	43,638	18,397,344
IAC/InterActiveCorp*	7,400	118,770
j2 Global Communications, Inc.*	3,400	76,704
NetEase.com, Inc. (ADR)*	52,035	1,830,591
Omniture, Inc.*^	5,000	62,800
Open Text Corp.*	4,000	145,680
SAVVIS, Inc.*	2,900	33,234
Sohu.com, Inc.*	3,813	239,571
Tencent Holdings Ltd.	221,900	2,583,631
ValueClick, Inc.*	6,600	69,432
VeriSign, Inc.*	14,500	267,960
Websense, Inc.*	3,300	58,872
Yahoo!, Inc.*	276,315	4,327,093

		35,203,954

IT Services (5.0%)
Accenture Ltd., Class A	47,775	1,598,552
Acxiom Corp.	5,200	45,916
Affiliated Computer Services, Inc., Class A*	7,400	328,708
Alliance Data Systems Corp.*^	36,721	1,512,538
Automatic Data Processing, Inc.	59,465	2,107,440
Broadridge Financial Solutions, Inc.	10,600	175,748
CACI International, Inc., Class A*	2,300	98,233
Cognizant Technology Solutions Corp., Class A*	117,430	3,135,381
Computer Sciences Corp.*	11,500	509,450
Convergys Corp.*	9,200	85,376
Cybersource Corp.*^	5,200	79,560
DST Systems, Inc.*	9,172	338,905
Euronet Worldwide, Inc.*^	3,800	73,682
Fidelity National Information Services, Inc.	14,400	287,424
Fiserv, Inc.*	11,800	539,260
Gartner, Inc.*	4,700	71,722
Global Payments, Inc.	6,100	228,506
Hewitt Associates, Inc., Class A*	6,300	187,614
Lender Processing Services, Inc.	6,300	174,951
ManTech International Corp., Class A*	1,600	68,864
Mastercard, Inc., Class A	5,500	920,205
Metavante Technologies, Inc.*	6,800	175,848
NeuStar, Inc., Class A*	5,400	119,664
Paychex, Inc.	24,300	612,360
Perot Systems Corp., Class A*	6,600	94,578
SAIC, Inc.*	15,400	285,670
SRA International, Inc., Class A*	3,100	54,436
Syntel, Inc.	1,100	34,584
Total System Services, Inc.	14,900	199,511
VeriFone Holdings, Inc.*	201,303	1,511,786
Visa, Inc., Class A^	52,540	3,271,139
Western Union Co.	188,100	3,084,840
Wright Express Corp.*	3,100	78,957

		22,091,408

Office Electronics (0.1%)
Xerox Corp.	65,200	422,496

	Number of Shares	Value (Note 1)
Zebra Technologies Corp., Class A*	4,700	$111,202

		533,698

Semiconductors & Semiconductor Equipment (9.9%)
Advanced Micro Devices, Inc.*	42,200	163,314
Advantest Corp.	86,500	1,559,943
Altera Corp.	22,100	359,788
Amkor Technology, Inc.*	7,900	37,367
Analog Devices, Inc.	48,569	1,203,540
Applied Materials, Inc.	101,000	1,107,970
ASML Holding N.V. (N.Y. Shares), Class G	49,020	1,061,283
Atheros Communications, Inc.*^	32,866	632,342
Atmel Corp.*	35,100	130,923
Broadcom Corp., Class A*	123,851	3,070,266
Cree, Inc.*	6,700	196,913
Cymer, Inc.*	2,200	65,406
Cypress Semiconductor Corp.*	10,800	99,360
Fairchild Semiconductor International, Inc.*	9,400	65,706
FEI Co.*	2,800	64,120
FormFactor, Inc.*^	3,700	63,788
Hittite Microwave Corp.*	1,400	48,650
Infineon Technologies AG*	104,625	379,823
Integrated Device Technology, Inc.*	12,500	75,500
Intel Corp.	733,298	12,136,082
International Rectifier Corp.*^	5,400	79,974
Intersil Corp., Class A	9,200	115,644
KLA-Tencor Corp.	12,800	323,200
Lam Research Corp.*	25,681	667,706
Linear Technology Corp.	16,800	392,280
LSI Corp.*	48,900	222,984
Maxim Integrated Products, Inc.	49,675	779,401
MEMC Electronic Materials, Inc.*	16,900	300,989
Micrel, Inc.	3,600	26,352
Microchip Technology, Inc.^	13,800	311,190
Micron Technology, Inc.*	63,800	322,828
Microsemi Corp.*	6,100	84,180
MKS Instruments, Inc.*	3,700	48,803
National Semiconductor Corp.	14,700	184,485
Novellus Systems, Inc.*	7,400	123,580
Nvidia Corp.*	41,200	465,148
ON Semiconductor Corp.*^	454,310	3,116,567
PMC-Sierra, Inc.*	16,800	133,728
Rambus, Inc.*^	7,900	122,371
Samsung Electronics Co., Ltd.	6,446	2,985,291
Samsung Electronics Co., Ltd. (GDR)§	11,313	2,638,520
Semtech Corp.*	4,600	73,186
Silicon Laboratories, Inc.*^	3,500	132,790
Skyworks Solutions, Inc.*	12,600	123,228
Taiwan Semiconductor Manufacturing Co., Ltd.	613,000	1,018,276
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	64,071	602,908
Teradyne, Inc.*^	13,000	89,180
Tessera Technologies, Inc.*	3,700	93,573
Texas Instruments, Inc.	253,113	5,391,307
Varian Semiconductor Equipment Associates, Inc.*	5,600	134,344
Xilinx, Inc.	20,800	425,568
Zoran Corp.*	3,800	41,420

		44,093,085

Software (16.7%)
Activision Blizzard, Inc.*	317,475	4,009,709
Adobe Systems, Inc.*^	113,727	3,218,474
Advent Software, Inc.*	1,300	42,627

See Notes to Financial Statements. 173

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
ANSYS, Inc.*^	6,600	$205,656
Ariba, Inc.*	6,600	64,944
Autodesk, Inc.*	17,200	326,456
Autonomy Corp. plc*	26,320	623,643
Blackboard, Inc.*	2,400	69,264
BMC Software, Inc.*	14,000	473,060
CA, Inc.	29,900	521,157
Cadence Design Systems, Inc.*	20,300	119,770
Citrix Systems, Inc.*	13,700	436,893
Compuware Corp.*	18,200	124,852
Concur Technologies, Inc.*^	3,200	99,456
Electronic Arts, Inc.*	53,072	1,152,724
FactSet Research Systems, Inc.	3,200	159,584
Fair Isaac Corp.	3,700	57,202
Informatica Corp.*	6,600	113,454
Intuit, Inc.*	68,260	1,922,202
Jack Henry & Associates, Inc.	6,300	130,725
Lawson Software, Inc.*	8,800	49,104
Macrovision Solutions Corp.*	6,200	135,222
McAfee, Inc.*	64,698	2,729,609
Mentor Graphics Corp.*	7,100	38,837
Micros Systems, Inc.*	6,100	154,452
Microsoft Corp.	1,252,816	29,779,437
MicroStrategy, Inc., Class A*	700	35,154
Nice Systems Ltd. (ADR)*	78,819	1,818,354
Nintendo Co., Ltd.	480	132,098
Novell, Inc.*	27,200	123,216
Nuance Communications, Inc.*	16,300	197,067
Oracle Corp.	707,317	15,150,730
Parametric Technology Corp.*	8,700	101,703
Pegasystems, Inc.	1,100	29,018
Progress Software Corp.*	3,000	63,510
Quest Software, Inc.*	4,900	68,306
Red Hat, Inc.*	52,180	1,050,383
Salesforce.com, Inc.*	35,307	1,347,668
Shanda Interactive Entertainment Ltd. (ADR)*	33,920	1,773,677
Solera Holdings, Inc.*	4,300	109,220
Sybase, Inc.*	6,300	197,442
Symantec Corp.*	132,330	2,059,055
Synopsys, Inc.*	10,900	212,659
Take-Two Interactive Software, Inc.*	6,100	57,767
TIBCO Software, Inc.*	13,400	96,078
TiVo, Inc.*	22,500	235,800
VMware, Inc., Class A*	90,264	2,461,499
Wind River Systems, Inc.*	5,200	59,592

		74,138,509

Total Information Technology		323,179,407

Materials (0.4%)
Chemicals (0.4%)
Monsanto Co.	24,590	1,828,021

Total Materials		1,828,021

Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.1%)
China Telecom Corp., Ltd. (ADR)	9,520	473,715

Wireless Telecommunication Services (1.3%)
American Tower Corp., Class A*	89,405	2,818,940

	Number of Shares	Value (Note 1)
China Mobile Ltd. (ADR)	62,306	$3,120,284

		5,939,224

Total Telecommunication Services		6,412,939

Total Common Stocks (78.4%) (Cost $322,643,844)		348,125,069

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.0%)
iShares S&P North American Technology Sector Index Fund	7,200	303,696
Technology Select Sector SPDR Fund	4,641,800	84,341,506

Total Investment Companies (19.0%) (Cost $81,213,261)		84,645,202

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.8%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	$750,000	740,047
General Electric Capital Corp.
0.40%, 3/12/10 (l)	140,000	137,659
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	849,994	125,374
Monumental Global Funding II
0.43%, 5/26/10 (l)	1,590,000	1,530,375
Pricoa Global Funding I
0.40%, 6/25/10 (l)	1,009,899	930,726

Total Short-Term Investments of Cash Collateral for Securities Loaned		3,464,181

Time Deposit (2.4%)
JPMorgan Chase Nassau
0.000%, 7/1/09	10,790,547	10,790,547

Total Short-Term Investments (3.2%) (Cost/Amortized Cost $15,130,441)		14,254,728

Total Investments (100.6%) (Cost/Amortized Cost $418,987,546)		447,024,999
Other Assets Less Liabilities (-0.6%)		(2,576,769)

Net Assets (100%)		$444,448,230

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $2,638,520 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(s)	Issuer in bankruptcy.

Glossary:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

See Notes to Financial Statements. 174

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$6,670,930	$–	$–	$6,670,930
Industrials	9,834,749	199,023	–	10,033,772
Information Technology	309,580,383	13,599,024	–	323,179,407
Materials	1,828,021	–	–	1,828,021
Telecommunication Services	6,412,939	–	–	6,412,939
Forward Currency Contracts	–	–	–	–
Investment Companies
Exchange Traded Funds (ETFs)	84,645,202	–	–	84,645,202
Short-Term Investments	–	14,254,728	–	14,254,728
Total Asset	$418,972,224	$28,052,775	$–	$447,024,999
Total Liability	$–	$–	$–	$–
Total	$418,972,224	$28,052,775	$–	$447,024,999

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements. 175

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	13,081	–	13,081
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$13,081	$–	$13,081

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	–	–	–	–
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$–	$–	$–	$–

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$348,862,324

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$321,871,295

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,277,942
Aggregate gross unrealized depreciation	(53,753,857)

Net unrealized depreciation	$(15,475,915)

Federal income tax cost of investments	$462,500,914

At June 30, 2009, the Portfolio had loaned securities with a total value of $3,639,839. This was secured by collateral of $4,339,893 which was received as cash and subsequently invested in short-term investments currently valued at $3,464,181, as reported in the portfolio of investments.

For the six months ended June 30, 2009, the Portfolio incurred approximately $1,470 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $86,028,035 of which $38,254,621 expires in the year 2010, $25,653,017 expires in the year 2011, and $22,120,397 expires in the year 2016.

See Notes to Financial Statements. 176

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	1,570,190	$16,310,517
EQ/Equity 500 Index Portfolio‡	948,248	15,404,909
EQ/Global Bond PLUS Portfolio‡	84,474	791,999
EQ/Global Multi-Sector Equity Portfolio‡	636,005	5,911,036
EQ/International ETF Portfolio‡	1,333,572	8,653,929
EQ/PIMCO Ultra Short Bond Portfolio‡	120	1,186
EQ/Quality Bond PLUS Portfolio‡	48,712	434,834
EQ/Small Company Index Portfolio‡	373,034	2,579,243
Multimanager Aggressive Equity Portfolio‡	180,698	3,414,405
Multimanager Large Cap Value Portfolio‡	479,946	3,509,691
Multimanager Mid Cap Growth Portfolio*‡	31,962	185,938
Multimanager Mid Cap Value Portfolio‡	259,578	1,693,385
Multimanager Multi-Sector Bond Portfolio‡	1,143,402	4,221,531

Total Investment Companies (99.9%) (Cost $76,268,608)		63,112,603

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $253,250)	$253,250	253,250

Total Investments (100.3%) (Cost/Amortized Cost $76,521,858)		63,365,853
Other Assets Less Liabilities (-0.3%)		(165,731)

Net Assets (100%)		$63,200,122

‡	Affiliated company as defined under the Investment Company Act of 1940.
*	Non-income producing.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements. 177

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio	$15,264,311	$1,779,700	$1,002,209	$16,310,517	$—	$(13,402)
EQ/Equity 500 Index Portfolio	13,867,546	2,329,945	2,181,706	15,404,909	—	(905,531)
EQ/Global Bond PLUS Portfolio(a)	—	781,910	2,364	791,999	—	33
EQ/Global Multi-Sector Equity Portfolio(b)	3,000,069	2,253,125	786,654	5,911,036	—	(463,314)
EQ/International ETF Portfolio	10,111,089	1,582,106	6,291,538	8,653,929	—	(3,263,761)
EQ/PIMCO Ultra Short Bond Portfolio(c)	547,408	422,450	1,017,268	1,186	—	(19,921)
EQ/Quality Bond PLUS Portfolio	—	429,967	2,362	434,834	—	35
EQ/Small Company Index Portfolio	2,644,635	340,811	803,427	2,579,243	—	(317,456)
Multimanager Aggressive Equity Portfolio	2,800,187	606,267	598,731	3,414,405	—	(264,560)
Multimanager Large Cap Value Portfolio	3,208,569	542,900	528,910	3,509,691	—	(231,549)
Multimanager Mid Cap Growth Portfolio	153,771	22,621	21,138	185,938	—	(8,747)
Multimanager Mid Cap Value Portfolio	1,401,247	238,340	225,319	1,693,385	—	(89,867)
Multimanager Multi-Sector Bond Portfolio(d)	3,444,376	920,133	389,832	4,221,531	—	(115,454)

	$56,443,208	$12,250,275	$13,851,458	$63,112,603	$—	$(5,693,494)

(a)	formerly known as EQ/Evergreen International Bond Portfolio
(b)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio
(c)	formerly known as EQ/PIMCO Real Return Portfolio
(d)	formerly known as Multimanager High Yield Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$63,112,603	$–	$63,112,603
Short-Term Investments	–	253,250	–	253,250
Total Asset	$–	$63,365,853	$–	$63,365,853
Total Liability	$–	$–	$–	$–
Total	$–	$63,365,853	$–	$63,365,853

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

See Notes to Financial Statements. 178

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$12,250,275

Net Proceeds of Sales and Redemptions:
Investment Companies	$8,157,964

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$176,803
Aggregate gross unrealized depreciation	(13,010,458)

Net unrealized depreciation	$(12,833,655)

Federal income tax cost of investments	$76,199,508

See Notes to Financial Statements. 179

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	939,793	$9,762,196
EQ/Equity 500 Index Portfolio‡	1,259,624	20,463,419
EQ/Global Bond PLUS Portfolio‡	70,435	660,372
EQ/Global Multi-Sector Equity Portfolio‡	654,597	6,083,828
EQ/International ETF Portfolio‡	1,640,067	10,642,861
EQ/PIMCO Ultra Short Bond Portfolio‡	491	4,831
EQ/Quality Bond PLUS Portfolio‡	36,212	323,256
EQ/Small Company Index Portfolio‡	520,342	3,597,767
Multimanager Aggressive Equity Portfolio‡	199,142	3,762,916
Multimanager Large Cap Value Portfolio‡	509,909	3,728,803
Multimanager Mid Cap Growth Portfolio*‡	25,649	149,212
Multimanager Mid Cap Value Portfolio‡	310,662	2,026,635
Multimanager Multi-Sector Bond Portfolio‡	751,551	2,774,785

Total Investments (100.7%) (Cost $83,475,709)		63,980,881
Other Assets Less Liabilities (-0.7%)		(427,818)

Net Assets (100%)		$63,553,063

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio	$8,823,115	$945,113	$162,284	$9,762,196	$—	$(2,286)
EQ/Equity 500 Index Portfolio	17,485,334	2,737,175	909,521	20,463,419	—	(447,512)
EQ/Global Bond PLUS Portfolio(a)	—	653,016	3,054	660,372	—	33
EQ/Global Multi-Sector Equity Portfolio(b)	2,933,722	2,236,763	282,131	6,083,828	—	(179,189)
EQ/International ETF Portfolio	10,963,054	1,698,636	4,477,455	10,642,861	—	(2,365,101)
EQ/PIMCO Ultra Short Bond Portfolio(c)	423,252	225,722	693,604	4,831	—	(22,963)
EQ/Quality Bond PLUS Portfolio	—	320,927	3,051	323,256	—	36
EQ/Small Company Index Portfolio	3,531,876	412,825	903,453	3,597,767	—	(433,797)
Multimanager Aggressive Equity Portfolio	2,924,488	549,727	177,131	3,762,916	—	(84,216)
Multimanager Large Cap Value Portfolio	3,262,534	474,487	152,527	3,728,803	—	(72,462)
Multimanager Mid Cap Growth Portfolio	114,461	20,554	6,908	149,212	—	(3,439)
Multimanager Mid Cap Value Portfolio	1,617,642	215,631	73,344	2,026,635	—	(36,718)
Multimanager Multi-Sector Bond Portfolio(d)	2,150,542	588,130	76,067	2,774,785	—	(27,872)

	$54,230,020	$11,078,706	$7,920,530	$63,980,881	$—	$(3,675,486)

(a)	formerly known as EQ/Evergreen International Bond Portfolio
(b)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

See Notes to Financial Statements. 180

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

(c)	formerly known as EQ/PIMCO Real Return Portfolio
(d)	formerly known as Multimanager High Yield Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$63,980,881	$–	$63,980,881
Total Asset	$–	$63,980,881	$–	$63,980,881
Total Liability	$–	$–	$–	$–
Total	$–	$63,980,881	$–	$63,980,881

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$11,078,706

Net Proceeds of Sales and Redemptions:
Investment Companies	$4,245,044
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$103,927
Aggregate gross unrealized depreciation	(19,252,046)

Net unrealized depreciation	$(19,148,119)

Federal income tax cost of investments	$83,129,000

See Notes to Financial Statements. 181

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	212,352	$2,205,832
EQ/Equity 500 Index Portfolio‡	767,068	12,461,523
EQ/Global Bond PLUS Portfolio‡	24,317	227,985
EQ/Global Multi-Sector Equity Portfolio‡	364,445	3,387,153
EQ/International ETF Portfolio‡	933,898	6,060,329
EQ/PIMCO Ultra Short Bond Portfolio‡	88	870
EQ/Quality Bond PLUS Portfolio‡	23,442	209,262
EQ/Small Company Index Portfolio‡	281,437	1,945,922
Multimanager Aggressive Equity Portfolio‡	106,491	2,012,220
Multimanager Large Cap Value Portfolio‡	261,899	1,915,182
Multimanager Mid Cap Growth Portfolio*‡	23,692	137,830
Multimanager Mid Cap Value Portfolio‡	131,289	856,480
Multimanager Multi-Sector Bond Portfolio‡	265,627	980,714

Total Investments (100.6%) (Cost $41,580,486)		32,401,302
Other Assets Less Liabilities (-0.6%)		(205,648)

Net Assets (100%)		$32,195,654

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio	$1,838,822	$352,591	$20,850	$2,205,832	$—	$(186)
EQ/Equity 500 Index Portfolio	9,564,697	2,531,144	261,579	12,461,523	—	(112,621)
EQ/Global Bond PLUS Portfolio(a)	—	224,922	525	227,985	—	5
EQ/Global Multi-Sector Equity Portfolio(b)	1,525,334	1,319,010	74,620	3,387,153	—	(43,911)
EQ/International ETF Portfolio	5,492,134	1,495,581	2,284,061	6,060,329	—	(1,196,345)
EQ/PIMCO Ultra Short Bond Portfolio(c)	124,398	90,463	227,161	870	—	(4,387)
EQ/Quality Bond PLUS Portfolio	—	206,145	436	209,262	—	5
EQ/Small Company Index Portfolio	1,673,030	407,654	429,410	1,945,922	—	(205,428)
Multimanager Aggressive Equity Portfolio	1,392,198	436,580	43,270	2,012,220	—	(17,633)
Multimanager Large Cap Value Portfolio	1,507,827	376,271	46,263	1,915,182	—	(24,111)
Multimanager Mid Cap Growth Portfolio	105,746	16,306	1,752	137,830	—	(792)
Multimanager Mid Cap Value Portfolio	621,774	143,068	15,719	856,480	—	(7,350)
Multimanager Multi-Sector Bond Portfolio(d)	621,675	340,282	13,159	980,714	—	(4,779)

	$24,467,635	$7,940,017	$3,418,805	$32,401,302	$—	$(1,617,533)

(a)	formerly known as EQ/Evergreen International Bond Portfolio
(b)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio

See Notes to Financial Statements. 182

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

(c)	formerly known as EQ/PIMCO Real Return Portfolio
(d)	formerly known as Multimanager High Yield Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$32,401,302	$–	$32,401,302
Total Asset	$–	$32,401,302	$–	$32,401,302
Total Liability	$–	$–	$–	$–
Total	$–	$32,401,302	$–	$32,401,302

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$7,940,017

Net Proceeds of Sales and Redemptions:
Investment Companies	$1,801,272
As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$32,548
Aggregate gross unrealized depreciation	(9,039,466)

Net unrealized depreciation	$(9,006,918)

Federal income tax cost of investments	$41,408,220

See Notes to Financial Statements. 183

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	8,838	$91,805
EQ/Equity 500 Index Portfolio‡	430,872	6,999,800
EQ/Global Multi-Sector Equity Portfolio‡	192,327	1,787,485
EQ/International ETF Portfolio‡	542,166	3,518,267
EQ/Small Company Index Portfolio‡	169,681	1,173,215
Multimanager Aggressive Equity Portfolio‡	55,615	1,050,878
Multimanager Large Cap Value Portfolio‡	133,196	974,021
Multimanager Mid Cap Growth Portfolio*‡	15,647	91,026
Multimanager Mid Cap Value Portfolio‡	79,709	519,987
Multimanager Multi-Sector Bond Portfolio‡	13,818	51,015

Total Investment Companies (100.5%) (Cost $20,980,435)		16,257,499

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau 0.000%, 7/1/09 (Amortized Cost $60,811)	$60,811	60,811
Total Investments (100.9%) (Cost/Amortized Cost $21,041,246)		16,318,310
Other Assets Less Liabilities (-0.9%)		(150,579)
Net Assets (100%)		$16,167,731

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
EQ/Bond Index Portfolio	$—	$91,443	$1,237	$91,805	$—	$22
EQ/Equity 500 Index Portfolio	5,164,352	1,771,072	429,466	6,999,800	—	(175,906)
EQ/Global Multi-Sector Equity Portfolio(a)	775,313	760,130	113,530	1,787,485	—	(57,660)
EQ/International ETF Portfolio	2,866,485	1,068,686	1,177,006	3,518,267	—	(634,787)
EQ/Small Company Index Portfolio	983,300	310,675	354,345	1,173,215	—	(171,227)
Multimanager Aggressive Equity Portfolio	724,968	249,117	57,336	1,050,878	—	(22,338)
Multimanager Large Cap Value Portfolio	717,881	258,776	71,123	974,021	—	(35,296)
Multimanager Mid Cap Growth Portfolio	79,999	—	—	91,026	—	—
Multimanager Mid Cap Value Portfolio	341,906	130,610	27,547	519,987	—	(12,365)
Multimanager Multi-Sector Bond Portfolio(b)	—	51,443	1,239	51,015	—	19

	$11,654,204	$4,691,952	$2,232,829	$16,257,499	$—	$(1,109,538)

(a)	formerly known as EQ/Van Kampen Emerging Markets Equity Portfolio
(b)	formerly known as Multimanager High Yield Portfolio

See Notes to Financial Statements. 184

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Investment Companies
Investment Companies	$–	$16,257,499	$–	$16,257,499
Short-Term Investments	–	60,811	–	60,811
Total Asset	$–	$16,318,310	$–	$16,318,310
Total Liability	$–	$–	$–	$–
Total	$–	$16,318,310	$–	$16,318,310

The Portfolio held no derivatives contracts during the six months ended June 30, 2009.

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Investment Companies	$4,691,952

Net Proceeds of Sales and Redemptions:
Investment Companies	$1,123,291

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$2,893
Aggregate gross unrealized depreciation	(4,636,268)

Net unrealized depreciation	$(4,633,375)

Federal income tax cost of investments	$20,951,685

See Notes to Financial Statements. 185

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,783,550,454)	$1,803,230,754
Unaffiliated Issuers (Cost $2,441,798)	2,441,798
Receivable from Separate Accounts for Trust shares sold	903,138
Receivable for securities sold	485,000
Dividends, interest and other receivables	6
Other assets	21,727

Total assets	1,807,082,423

LIABILITIES
Payable for securities purchased	2,094,417
Payable to Separate Accounts for Trust shares redeemed	700,629
Distribution fees payable - Class B	360,999
Administrative fees payable	88,765
Accrued expenses	155,468

Total liabilities	3,400,278

NET ASSETS	$1,803,682,145

Net assets were comprised of:
Paid in capital	$1,947,441,478
Accumulated undistributed net investment income (loss)	1,442,479
Accumulated undistributed net realized gain (loss) on investments	(164,882,112)
Unrealized appreciation (depreciation) on investments	19,680,300

Net assets	$1,803,682,145

Class A
Net asset value, offering and redemption price per share, $14,703,240 / 1,570,614 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.36

Class B
Net asset value, offering and redemption price per share, $1,788,978,905 / 191,282,354 shares outstanding (unlimited amount authorized: $0.001 par value)	$9 .35

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$4,472,158

EXPENSES
Distribution fees - Class B	2,019,159
Administrative fees	1,239,393
Investment management fees	814,682
Printing and mailing expenses	146,672
Custodian fees	78,417
Professional fees	40,486
Trustees’ fees	8,712
Miscellaneous	12,472

Gross expenses	4,359,993
Less: Waiver from investment advisor	(1,303,254)

Net expenses	3,056,739

NET INVESTMENT INCOME (LOSS)	1,415,419

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized loss from affiliates)	(121,146,456)
Net change in unrealized appreciation (depreciation) on securities	172,351,050

NET REALIZED AND UNREALIZED GAIN (LOSS)	51,204,594

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,620,013

See Notes to Financial Statements. 186

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,415,419	$57,306,849
Net realized gain (loss) on investments	(121,146,456)	(25,360,705)
Net change in unrealized appreciation (depreciation) on investments	172,351,050	(150,175,746)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	52,620,013	(118,229,602)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(655,043)
Class B	—	(65,328,312)

	—	(65,983,355)

Distributions from net realized capital gains
Class A	—	(159,162)
Class B	—	(15,035,571)

	—	(15,194,733)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(81,178,088)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 586,398 and 1,069,977 shares, respectively ]	5,279,015	10,982,944
Capital shares issued in reinvestment of dividends and distributions [ 0 and 88,583 shares, respectively ]	—	814,205
Capital shares repurchased [ (491,286) and (510,048) shares, respectively ]	(4,432,697)	(5,278,473)

Total Class A transactions	846,318	6,518,676

Class B
Capital shares sold [ 62,283,781 and 127,294,015 shares, respectively ]	557,687,367	1,300,858,008
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,758,367 shares, respectively ]	—	80,363,883
Capital shares repurchased [ (29,063,956) and (31,689,523) shares, respectively ]	(264,506,355)	(325,801,892)

Total Class B transactions	293,181,012	1,055,419,999

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	294,027,330	1,061,938,675

TOTAL INCREASE IN NET ASSETS	346,647,343	862,530,985
NET ASSETS:
Beginning of period	1,457,034,802	594,503,817

End of period (a)	$1,803,682,145	$1,457,034,802

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,442,479	$27,060

See Notes to Financial Statements. 187

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,677,045,102)	$1,680,940,838
Receivable from Separate Accounts for Trust shares sold	1,510,567
Receivable for securities sold	830,000
Other assets	12,004

Total assets	1,683,293,409

LIABILITIES
Overdraft payable	710,009
Payable for securities purchased	1,782,638
Payable to Separate Accounts for Trust shares redeemed	345,956
Distribution fees payable - Class B	333,871
Administrative fees payable	193,664
Accrued expenses	149,672

Total liabilities	3,515,810

NET ASSETS	$1,679,777,599

Net assets were comprised of:
Paid in capital	$1,992,203,246
Accumulated undistributed net investment income (loss)	(74,487)
Accumulated undistributed net realized gain (loss) on investments	(316,246,896)
Unrealized appreciation (depreciation) on investments	3,895,736

Net assets	$1,679,777,599

Class A
Net asset value, offering and redemption price per share, $45,598,731 / 5,054,516 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.02

Class B
Net asset value, offering and redemption price per share, $1,634,178,868 / 181,317,538 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.01

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$3,058,304

EXPENSES
Distribution fees - Class B	1,811,530
Administrative fees	1,135,278
Investment management fees	745,272
Printing and mailing expenses	132,095
Custodian fees	93,295
Professional fees	38,704
Trustees’ fees	7,894
Miscellaneous	13,626

Gross expenses	3,977,694
Less: Waiver from investment advisor	(770,842)

Net expenses	3,206,852

NET INVESTMENT INCOME (LOSS)	(148,548)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized loss from affiliates)	(226,770,387)
Net change in unrealized appreciation (depreciation) on securities	284,596,985

NET REALIZED AND UNREALIZED GAIN (LOSS)	57,826,598

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,678,050

See Notes to Financial Statements. 188

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(148,548)	$46,388,413
Net realized gain (loss) on investments	(226,770,387)	(67,622,119)
Net change in unrealized appreciation (depreciation) on investments	284,596,985	(278,360,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	57,678,050	(299,594,228)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(1,766,250)
Class B	—	(52,906,098)

	—	(54,672,348)

Distributions from net realized capital gains
Class A	—	(1,208,976)
Class B	—	(35,694,108)

	—	(36,903,084)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(91,575,432)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 712,809 and 4,553,949 shares, respectively ]	6,051,789	51,240,975
Capital shares issued in reinvestment of dividends and distributions [ 0 and 325,666 shares, respectively ]	—	2,975,226
Capital shares repurchased [ (509,403) and (972,595) shares, respectively ]	(4,319,728)	(9,886,872)

Total Class A transactions	1,732,061	44,329,329

Class B
Capital shares sold [ 38,138,882 and 76,638,582 shares, respectively ]	324,981,639	809,236,946
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,721,698 shares, respectively ]	—	88,600,206
Capital shares repurchased [ (13,660,985) and (28,758,156) shares, respectively ]	(116,842,963)	(300,109,816)

Total Class B transactions	208,138,676	597,727,336

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	209,870,737	642,056,665

TOTAL INCREASE IN NET ASSETS	267,548,787	250,887,005
NET ASSETS:
Beginning of period	1,412,228,812	1,161,341,807

End of period (a)	$1,679,777,599	$1,412,228,812

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(74,487)	$74,061

See Notes to Financial Statements. 189

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $9,617,109,489)	$9,308,777,014
Unaffiliated Issuers (Cost $10,195,550)	10,195,550
Receivable for securities sold	4,190,000
Receivable from Separate Accounts for Trust shares sold	2,595,208
Dividends, interest and other receivables	31
Other assets	70,287

Total assets	9,325,828,090

LIABILITIES
Payable for securities purchased	7,616,222
Payable to Separate Accounts for Trust shares redeemed	3,417,652
Distribution fees payable - Class B	1,392,190
Administrative fees payable	1,149,067
Investment management fees payable	343,840
Trustees fees payable	133,366
Accrued expenses	461,352

Total liabilities	14,513,689

NET ASSETS	$9,311,314,401

Net assets were comprised of:
Paid in capital	$11,759,965,535
Accumulated undistributed net investment income (loss)	632,575
Accumulated undistributed net realized gain (loss) on investments	(2,140,951,234)
Unrealized appreciation (depreciation) on investments	(308,332,475)

Net assets	$9,311,314,401

Class A
Net asset value, offering and redemption price per share, $2,515,362,957 / 204,713,724 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.29

Class B
Net asset value, offering and redemption price per share, $6,795,951,444 / 556,917,541 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.20

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$16,085,745

EXPENSES
Distribution fees - Class B	7,570,108
Administrative fees	6,343,846
Investment management fees	4,217,609
Printing and mailing expenses	749,268
Professional fees	110,668
Custodian fees	97,080
Trustees’ fees	44,945
Miscellaneous	56,151

Gross expenses	19,189,675
Less: Waiver from investment advisor	(3,276,579)

Net expenses	15,913,096

NET INVESTMENT INCOME (LOSS)	172,649

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(1,612,071,273)
Net change in unrealized appreciation (depreciation) on securities	1,965,420,752

NET REALIZED AND UNREALIZED GAIN (LOSS)	353,349,479

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$353,522,128

See Notes to Financial Statements. 190

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AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$172,649	$297,834,793
Net realized gain (loss) on investments	(1,612,071,273)	(343,039,991)
Net change in unrealized appreciation (depreciation) on investments	1,965,420,752	(2,541,084,273)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	353,522,128	(2,586,289,471)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(113,469,497)
Class B	—	(251,507,749)

	—	(364,977,246)

Distributions from net realized capital gains
Class A	—	(125,314,508)
Class B	—	(269,192,698)

	—	(394,507,206)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(759,484,452)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 4,671,935 and 35,369,207 shares, respectively ]	54,491,112	582,522,475
Capital shares issued in reinvestment of dividends and distributions [ 0 and 18,657,286 shares, respectively ]	—	238,784,005
Capital shares repurchased [ (10,942,124) and (26,852,722) shares, respectively ]	(124,447,979)	(400,995,956)

Total Class A transactions	(69,956,867)	420,310,524

Class B
Capital shares sold [ 79,869,691 and 133,325,290 shares, respectively ]	916,043,099	1,991,829,536
Capital shares issued in reinvestment of dividends and distributions [ 0 and 41,150,293 shares, respectively ]	—	520,700,447
Capital shares repurchased [ (24,607,533) and (42,683,134) shares, respectively ]	(279,532,473)	(629,109,230)

Total Class B transactions	636,510,626	1,883,420,753

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	566,553,759	2,303,731,277

TOTAL INCREASE (DECREASE) IN NET ASSETS	920,075,887	(1,042,042,646)
NET ASSETS:
Beginning of period	8,391,238,514	9,433,281,160

End of period (a)	$9,311,314,401	$8,391,238,514

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$632,575	$459,926

See Notes to Financial Statements. 191

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AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value: Affiliated Issuers (Cost $10,454,265,626)	$10,149,862,552
Receivable for securities sold	5,660,000
Receivable from Separate Accounts for Trust shares sold	3,971,316
Dividends, interest and other receivables	3
Other assets	65,711

Total assets	10,159,559,582

LIABILITIES
Overdraft payable	246,462
Payable for securities purchased	9,802,017
Distribution fees payable - Class B	2,040,242
Payable to Separate Accounts for Trust shares redeemed	1,743,613
Administrative fees payable	1,256,387
Investment management fees payable	618,397
Trustees fees payable	34,781
Accrued expenses	535,674

Total liabilities	16,277,573

NET ASSETS	$10,143,282,009

Net assets were comprised of:
Paid in capital	$13,952,155,150
Accumulated undistributed net investment income (loss)	(6,330,711)
Accumulated undistributed net realized gain (loss) on investments	(3,498,139,356)
Unrealized appreciation (depreciation) on investments	(304,403,074)

Net assets	$10,143,282,009

Class A
Net asset value, offering and redemption price per share, $237,304,567 / 25,830,909 shares outstanding (unlimited amount authorized: $0.001 par value)	$9 .19

Class B
Net asset value, offering and redemption price per share, $9,905,977,442 / 1,079,413,454 shares outstanding (unlimited amount authorized: $0.001 par value)	$9 .18

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$13,357,365

EXPENSES
Distribution fees - Class B	11,106,457
Administrative fees	6,844,419
Investment management fees	4,551,320
Printing and mailing expenses	803,851
Professional fees	110,551
Custodian fees	93,767
Trustees’ fees	47,908
Miscellaneous	88,525

Gross expenses	23,646,798
Less: Waiver from investment advisor	(3,091,124)

Net expenses	20,555,674

NET INVESTMENT INCOME (LOSS)	(7,198,309)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized loss from affiliates)	(2,567,746,601)
Net change in unrealized appreciation (depreciation) on securities	3,048,323,692

NET REALIZED AND UNREALIZED GAIN (LOSS)	480,577,091

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$473,378,782

See Notes to Financial Statements. 192

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,198,309)	$191,374,504
Net realized gain (loss) on investments	(2,567,746,601)	(768,693,102)
Net change in unrealized appreciation (depreciation) on investments	3,048,323,692	(3,387,522,063)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	473,378,782	(3,964,840,661)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(6,777,370)
Class B	—	(245,065,760)

	—	(251,843,130)

Distributions from net realized capital gains
Class A	—	(14,654,657)
Class B	—	(543,755,340)

	—	(558,409,997)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(810,253,127)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,610,586 and 12,794,101 shares, respectively ]	21,833,532	164,217,999
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,104,181 shares, respectively ]	—	21,432,027
Capital shares repurchased [ (2,543,840) and (3,380,022) shares, respectively ]	(21,191,976)	(36,717,327)

Total Class A transactions	641,556	148,932,699

Class B
Capital shares sold [ 105,270,778 and 243,066,982 shares, respectively ]	887,524,188	2,886,327,395
Capital shares issued in reinvestment of dividends and distributions [ 0 and 77,555,400 shares, respectively ]	—	788,821,100
Capital shares repurchased [ (43,132,301) and (67,941,486) shares, respectively ]	(358,568,619)	(772,629,652)

Total Class B transactions	528,955,569	2,902,518,843

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	529,597,125	3,051,451,542

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,002,975,907	(1,723,642,246)
NET ASSETS:
Beginning of period	9,140,306,102	10,863,948,348

End of period (a)	$10,143,282,009	$9,140,306,102

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(6,330,711)	$867,598

See Notes to Financial Statements. 193

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,889,226,152)	$2,851,330,556
Unaffiliated Issuers (Cost $1,196,657)	1,196,657
Receivable for securities sold	1,500,000
Receivable from Separate Accounts for Trust shares sold	1,288,067
Dividends, interest and other receivables	3
Other assets	17,128

Total assets	2,855,332,411

LIABILITIES
Payable for securities purchased	2,745,435
Payable to Separate Accounts for Trust shares redeemed	909,717
Distribution fees payable - Class B	573,017
Administrative fees payable	356,933
Investment management fees payable	207,713
Trustees fees payable	8,867
Accrued expenses	213,120

Total liabilities	5,014,802

NET ASSETS	$2,850,317,609

Net assets were comprised of:
Paid in capital	$4,280,815,538
Accumulated undistributed net investment income (loss)	(4,129,551)
Accumulated undistributed net realized gain (loss) on investments	(1,388,472,782)
Unrealized appreciation (depreciation) on investments	(37,895,596)

Net assets	$2,850,317,609

Class A
Net asset value, offering and redemption price per share, $82,233,497 / 9,520,575 shares outstanding (unlimited amount authorized: $0.001 par value)	$8 .64

Class B
Net asset value, offering and redemption price per share, $2,768,084,112 / 320,823,007 shares outstanding (unlimited amount authorized: $0.001 par value)	$8 .63

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,355,990

EXPENSES
Distribution fees - Class B	3,044,979
Administrative fees	1,899,838
Investment management fees	1,254,972
Printing and mailing expenses	219,667
Custodian fees	77,223
Professional fees	46,542
Trustees’ fees	13,090
Miscellaneous	27,042

Gross expenses	6,583,353
Less: Waiver from investment advisor	(863,295)

Net expenses	5,720,058

NET INVESTMENT INCOME (LOSS)	(4,364,068)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized loss from affiliates)	(987,003,392)
Net change in unrealized appreciation (depreciation) on securities	1,157,258,033

NET REALIZED AND UNREALIZED GAIN (LOSS)	170,254,641

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$165,890,573

See Notes to Financial Statements. 194

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,364,068)	$35,179,701
Net realized gain (loss) on investments	(987,003,392)	(343,665,481)
Net change in unrealized appreciation (depreciation) on investments	1,157,258,033	(1,140,191,318)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	165,890,573	(1,448,677,098)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(1,685,108)
Class B	—	(47,952,586)

	—	(49,637,694)

Distributions from net realized capital gains
Class A	—	(7,547,940)
Class B	—	(199,089,293)

	—	(206,637,233)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(256,274,927)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,448,787 and 4,923,698 shares, respectively ]	10,916,362	63,432,867
Capital shares issued in reinvestment of dividends and distributions [ 0 and 896,432 shares, respectively ]	—	9,233,048
Capital shares repurchased [ (1,230,847) and (3,175,873) shares, respectively ]	(9,517,948)	(35,571,422)

Total Class A transactions	1,398,414	37,094,493

Class B
Capital shares sold [ 46,776,231 and 96,966,280 shares, respectively ]	362,132,581	1,136,496,815
Capital shares issued in reinvestment of dividends and distributions [ 0 and 24,424,473 shares, respectively ]	—	247,041,879
Capital shares repurchased [ (23,659,051) and (30,662,291) shares, respectively ]	(181,927,664)	(349,212,091)

Total Class B transactions	180,204,917	1,034,326,603

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	181,603,331	1,071,421,096

TOTAL INCREASE (DECREASE) IN NET ASSETS	347,493,904	(633,530,929)
NET ASSETS:
Beginning of period	2,502,823,705	3,136,354,634

End of period (a)	$2,850,317,609	$2,502,823,705

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(4,129,551)	$234,517

See Notes to Financial Statements. 195

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $955,788,443) (Securities on loan at market value $51,709,573)	$906,934,515
Foreign cash (Cost $840)	797
Receivable for securities sold	80,144,357
Dividends, interest and other receivables	789,389
Receivable from Separate Accounts for Trust shares sold	162,631
Other assets	6,964

Total assets	988,038,653

LIABILITIES
Overdraft payable	359
Payable for securities purchased	80,932,389
Payable for return of cash collateral on securities loaned	53,567,210
Investment management fees payable	422,253
Payable to Separate Accounts for Trust shares redeemed	224,848
Administrative fees payable	124,013
Trustees’ fees payable	30,682
Distribution fees payable - Class B	25,125
Variation margin payable on futures contracts	17,345
Accrued expenses	52,313

Total liabilities	135,396,537

NET ASSETS	$852,642,116

Net assets were comprised of:
Paid in capital	$2,226,619,002
Accumulated undistributed net investment income (loss)	4,721,074
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency translations	(1,329,776,728)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(48,921,232)

Net assets	$852,642,116

Class A
Net asset value, offering and redemption price per share, $732,235,608 / 38,752,159 shares outstanding (unlimited amount authorized: $0.001 par value)	$18 .90

Class B
Net asset value, offering and redemption price per share, $120,406,508 / 6,490,358 shares outstanding (unlimited amount authorized: $0.001 par value)	$18 .55

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $24,265 foreign withholding tax)	$6,232,960
Interest	21,487
Securities lending (net)	158,110

Total income	6,412,557

EXPENSES
Investment management fees	2,333,473
Administrative fees	685,958
Distribution fees - Class B	138,657
Custodian fees	95,707
Printing and mailing expenses	66,161
Professional fees	52,341
Trustees’ fees	3,911
Miscellaneous	16,403

Gross expenses	3,392,611
Less: Fees paid indirectly	(884,867)

Net expenses	2,507,744

NET INVESTMENT INCOME (LOSS)	3,904,813

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(168,815,449)
Foreign currency transactions	(496)
Futures	794,017

Net realized gain (loss)	(168,021,928)

Change in unrealized appreciation (depreciation) on:
Securities	246,875,019
Foreign currency translations	(1,218)
Futures	(74,600)

Net change in unrealized appreciation (depreciation)	246,799,201

NET REALIZED AND UNREALIZED GAIN (LOSS)	78,777,273

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$82,682,086

See Notes to Financial Statements. 196

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,904,813	$6,667,517
Net realized gain (loss) on investments, futures and foreign currency transactions	(168,021,928)	(855,739,881)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	246,799,201	(538,990,663)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	82,682,086	(1,388,063,027)

DIVIDENDS:
Dividends from net investment income
Class A	—	(5,592,283)
Class B	—	(622,035)

TOTAL DIVIDENDS	—	(6,214,318)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 532,579 and 22,148,887 shares, respectively ]	9,046,459	615,691,400
Capital shares issued in reinvestment of dividends [ 0 and 322,194 shares, respectively ]	—	5,592,283
Capital contribution from affiliate(†)	—	2,507,112
Capital shares repurchased [ (2,298,641) and (64,122,774) shares, respectively ]	(38,382,789)	(1,284,073,194)

Total Class A transactions	(29,336,330)	(660,282,399)

Class B
Capital shares sold [ 452,815 and 1,414,805 shares, respectively ]	7,763,666	34,514,749
Capital shares issued in reinvestment of dividends [ 0 and 36,655 shares, respectively ]	—	622,035
Capital contribution from affiliate(†)	—	420,718
Capital shares repurchased [ (879,146) and (2,284,702) shares, respectively ]	(14,370,700)	(57,780,111)

Total Class B transactions	(6,607,034)	(22,222,609)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(35,943,364)	(682,505,008)

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,738,722	(2,076,782,353)
NET ASSETS:
Beginning of period	805,903,394	2,882,685,747

End of period (a)	$852,642,116	$805,903,394

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,721,074	$816,261

(†)	The capital contribution from affiliate is related to certain adjustments to historic net asset values.

See Notes to Financial Statements. 197

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $4,272,789,755) (Securities on loan at market value $4,159,510)	$4,247,637,262
Foreign cash (Cost $6,461,187)	7,262,431
Foreign cash held as collateral at broker	257,199
Receivable for forward commitments	353,482,231
Receivable for securities sold	186,503,624
Dividends, interest and other receivables	27,530,463
Receivable from Separate Accounts for Trust shares sold	1,405,726
Unrealized appreciation of forward foreign currency contracts	109,238
Other assets	29,411

Total assets	4,824,217,585

LIABILITIES
Overdraft payable	12,671,247
Payable for forward commitments	894,533,572
Payable for securities purchased	375,432,694
Securities sold short, at value (Proceeds received $60,215,591)	60,299,679
Payable for return of cash collateral on securities loaned	4,850,238
Investment management fees payable	1,473,354
Payable to Separate Accounts for Trust shares redeemed	1,170,940
Variation margin payable on futures contracts	683,176
Administrative fees payable	432,978
Distribution fees payable - Class B	214,639
Unrealized depreciation of forward foreign currency contracts	22,355
Trustees’ fees payable	15,451
Options Written, at Value (Premiums Received $49,570)	13,100
Accrued expenses	322,095

Total liabilities	1,352,135,518

NET ASSETS	$3,472,082,067

Net assets were comprised of:
Paid in capital	$3,547,019,162
Accumulated undistributed net investment income (loss)	(884,072)
Accumulated undistributed net realized gains (losses) on investments, options written, futures and foreign currency translations	(47,476,196)
Net unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	(26,576,827)

Net assets	$3,472,082,067

Class A
Net asset value, offering and redemption price per share, $2,405,533,167 / 238,909,507 shares outstanding (unlimited amount authorized: $0.001 par value)	$10 .07

Class B
Net asset value, offering and redemption price per share, $1,066,548,900 / 105,754,625 shares outstanding (unlimited amount authorized: $0.001 par value)	$10 .09

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest (net of $4,206 foreign withholding tax)	$76,325,868
Dividends	187,497
Securities lending (net)	5,427

Total income	76,518,792

EXPENSES
Investment management fees	8,842,815
Administrative fees	2,592,585
Distribution fees - Class B	1,232,658
Printing and mailing expenses	293,490
Custodian fees	104,183
Professional fees	61,095
Trustees’ fees	16,594
Miscellaneous	62,074

Total expenses	13,205,494

NET INVESTMENT INCOME (LOSS)	63,313,298

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(63,049,485)
Foreign currency transactions	(2,521,618)
Futures	53,626,607
Options written	810,840
Securities sold short	(2,913,037)

Net realized gain (loss)	(14,046,693)

Change in unrealized appreciation (depreciation) on:
Securities	115,070,656
Foreign currency translations	(8,220)
Options written	32,621
Futures	(43,981,505)
Securities sold short	634,187

Net change in unrealized appreciation (depreciation)	71,747,739

NET REALIZED AND UNREALIZED GAIN (LOSS)	57,701,046

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$121,014,344

See Notes to Financial Statements. 198

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$63,313,298	$145,095,178
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(14,046,693)	68,556,250
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	71,747,739	(136,043,421)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	121,014,344	77,608,007

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(38,482,105)	(120,047,277)
Class B	(14,929,558)	(41,697,405)

	(53,411,663)	(161,744,682)

Distributions from net realized capital gains
Class A	—	(67,622,982)
Class B	—	(24,943,903)

	—	(92,566,885)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(53,411,663)	(254,311,567)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 38,793,522 and 78,463,696 shares, respectively ]	381,994,354	805,019,693
Capital shares issued in reinvestment of dividends and distributions [ 3,877,652 and 18,707,632 shares, respectively ]	38,482,105	187,670,259
Capital shares repurchased [ (55,431,269) and (46,636,439) shares, respectively ]	(542,294,188)	(467,681,701)

Total Class A transactions	(121,817,729)	525,008,251

Class B
Capital shares sold [ 27,512,584 and 27,264,855 shares, respectively ]	272,968,267	278,132,675
Capital shares issued in reinvestment of dividends and distributions [ 1,501,475 and 6,632,030 shares, respectively ]	14,929,558	66,641,308
Capital shares repurchased [ (15,620,224) and (21,339,123) shares, respectively ]	(155,389,088)	(217,710,586)

Total Class B transactions	132,508,737	127,063,397

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,691,008	652,071,648

TOTAL INCREASE (DECREASE) IN NET ASSETS	78,293,689	475,368,088
NET ASSETS:
Beginning of period	3,393,788,378	2,918,420,290

End of period (a)	$3,472,082,067	$3,393,788,378

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(884,072)	$(10,785,707)

See Notes to Financial Statements. 199

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MULTIMANAGER HEALTH CARE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $346,852,815) (Securities on loan at market value $9,375,842)	$333,066,952
Foreign cash (Cost $33,083)	31,668
Receivable for securities sold	1,232,054
Dividends, interest and other receivables	286,101
Receivable from Separate Accounts for Trust shares sold	47,936
Unrealized appreciation of forward foreign currency contracts	1,598
Other assets	2,808

Total assets	334,669,117

LIABILITIES
Overdraft payable	953
Payable for return of cash collateral on securities loaned	9,709,935
Payable for securities purchased	1,867,815
Investment management fees payable	246,802
Payable to Separate Accounts for Trust shares redeemed	207,976
Unrealized depreciation of forward foreign currency contracts	73,547
Distribution fees payable - Class B	63,621
Administrative fees payable	53,352
Trustees’ fees payable	3,018
Accrued expenses	80,840

Total liabilities	12,307,859

NET ASSETS	$322,361,258

Net assets were comprised of:
Paid in capital	$398,959,040
Accumulated undistributed net investment income (loss)	512,577
Accumulated undistributed net realized gains (losses) on investments, options written and foreign currency translations	(63,249,638)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(13,860,721)

Net assets	$322,361,258

Class A
Net asset value, offering and redemption price per share, $6,555,162 / 792,434 shares outstanding (unlimited amount authorized: $0.001 par value)	$8 .27

Class B
Net asset value, offering and redemption price per share, $315,806,096 / 39,012,341 shares outstanding (unlimited amount authorized: $0.001 par value)	$8 .10

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $37,259 foreign withholding tax)	$2,453,529
Securities lending (net)	28,459

Total income	2,481,988

EXPENSES
Investment management fees	1,448,886
Distribution fees - Class B	373,671
Administrative fees	312,868
Custodian fees	28,221
Printing and mailing expenses	27,629
Professional fees	27,227
Trustees’ fees	1,645
Miscellaneous	9,556

Gross expenses	2,229,703
Less: Fees paid indirectly	(231,483)

Net expenses	1,998,220

NET INVESTMENT INCOME (LOSS)	483,768

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(37,338,201)
Foreign currency transactions	(168,557)
Options written	60,639

Net realized gain (loss)	(37,446,119)

Change in unrealized appreciation (depreciation) on:
Securities	42,936,859
Foreign currency translations	367,484

Net change in unrealized appreciation (depreciation)	43,304,343

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,858,224

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,341,992

See Notes to Financial Statements. 200

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$483,768	$(1,814,219)
Net realized gain (loss) on investments, options written and foreign currency transactions	(37,446,119)	(18,378,170)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	43,304,343	(99,083,446)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,341,992	(119,275,835)

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	—	(181,157)
Class B	—	(4,416,351)

TOTAL DISTRIBUTIONS	—	(4,597,508)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [82,489 and 470,368 shares, respectively]	643,088	4,858,163
Capital shares issued in reinvestment of distributions [0 and 17,408 shares, respectively]	—	181,157
Capital shares repurchased [(82,084) and (1,344,906) shares, respectively]	(642,224)	(13,332,862)

Total Class A transactions	864	(8,293,542)

Class B
Capital shares sold [4,558,602 and 11,176,790 shares, respectively]	34,975,062	109,308,874
Capital shares issued in reinvestment of distributions [0 and 432,734 shares, respectively]	—	4,416,351
Capital shares repurchased [(4,868,359) and (10,283,981) shares, respectively]	(36,553,059)	(98,220,063)

Total Class B transactions	(1,577,997)	15,505,162

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,577,133)	7,211,620

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,764,859	(116,661,723)
NET ASSETS:
Beginning of period	317,596,399	434,258,122

End of period (a)	$322,361,258	$317,596,399

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$512,577	$28,809

See Notes to Financial Statements. 201

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $1,086,389,068) (Securities on loan at market value $22,426,399)	$1,093,999,293
Foreign cash (Cost $9,312,713)	9,412,994
Cash	2,452,845
Cash held as collateral at broker	2,049,577
Foreign cash held as collateral at broker	177,309
Dividends, interest and other receivables	4,247,109
Receivable for securities sold	1,961,211
Receivable from Separate Accounts for Trust shares sold	356,483
Other assets	4,911

Total assets	1,114,661,732

LIABILITIES
Payable for return of cash collateral on securities loaned	23,790,400
Payable for securities purchased	4,926,786
Investment management fees payable	750,445
Payable to Separate Accounts for Trust shares redeemed	201,560
Administrative fees payable	149,313
Distribution fees payable - Class B	105,248
Variation margin payable on futures contracts	86,713
Trustees’ fees payable	23,520
Accrued expenses	755,973

Total liabilities	30,789,958

NET ASSETS	$1,083,871,774

Net assets were comprised of:
Paid in capital	$2,284,433,578
Accumulated undistributed net investment income (loss)	18,720,288
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency translations	(1,226,644,641)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	7,362,549

Net assets	$1,083,871,774

Class A
Net asset value, offering and redemption price per share, $575,885,769 / 64,422,298 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.94

Class B
Net asset value, offering and redemption price per share, $507,986,005 / 57,003,066 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.91

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,557,339 foreign withholding tax)	$23,183,586
Interest	5,345
Securities lending (net)	329,344

Total income	23,518,275

EXPENSES
Investment management fees	5,310,115
Administrative fees	1,044,712
Distribution fees - Class B	549,402
Custodian fees	449,301
Printing and mailing expenses	115,716
Professional fees	38,596
Trustees’ fees	6,895
Miscellaneous	26,400

Gross expenses	7,541,137
Less: Fees paid indirectly	(834,162)

Net expenses	6,706,975

NET INVESTMENT INCOME (LOSS)	16,811,300

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(903,122,926)
Foreign currency transactions	(6,900,455)
Futures	1,643,366

Net realized gain (loss)	(908,380,015)

Change in unrealized appreciation (depreciation) on:
Securities	801,074,846
Foreign currency translations	1,246,704
Futures	(427,428)

Net change in unrealized appreciation (depreciation)	801,894,122

NET REALIZED AND UNREALIZED GAIN (LOSS)	(106,485,893)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(89,674,593)

See Notes to Financial Statements. 202

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,811,300	$54,059,942
Net realized gain (loss) on investments, futures and foreign currency transactions	(908,380,015)	(318,216,990)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	801,894,122	(1,231,180,198)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(89,674,593)	(1,495,337,246)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(37,729,523)
Class B	—	(11,217,728)

	—	(48,947,251)

Distributions from net realized capital gains
Class A	—	(33,799,999)
Class B	—	(13,736,009)

	—	(47,536,008)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(96,483,259)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [5,818,634 and 47,952,557 shares, respectively]	43,648,660	513,161,328
Capital shares issued in reinvestment of dividends and distributions [0 and 6,870,354 shares, respectively]	—	71,529,522
Capital shares repurchased [(116,079,235) and (14,029,381) shares, respectively]	(792,770,953)	(190,017,100)

Total Class A transactions	(749,122,293)	394,673,750

Class B
Capital shares sold [6,289,008 and 12,372,256 shares, respectively]	50,322,013	161,484,401
Capital shares issued in reinvestment of dividends and distributions [0 and 2,309,136 shares, respectively]	—	24,953,737
Capital shares repurchased [(5,803,166) and (13,537,669) shares, respectively]	(44,509,158)	(171,337,925)

Total Class B transactions	5,812,855	15,100,213

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(743,309,438)	409,773,963

TOTAL INCREASE (DECREASE) IN NET ASSETS	(832,984,031)	(1,182,046,542)
NET ASSETS:
Beginning of period	1,916,855,805	3,098,902,347

End of period (a)	$1,083,871,774	$1,916,855,805

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$18,720,288	$1,908,988

See Notes to Financial Statements. 203

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $699,557,453) (Securities on loan at market value $18,624,205)	$685,565,950
Foreign cash (Cost $691)	608
Cash	328,882
Receivable for securities sold	987,201
Dividends, interest and other receivables	863,625
Receivable from Separate Accounts for Trust shares sold	236,623
Other assets	4,008

Total assets	687,986,897

LIABILITIES
Payable for return of cash collateral on securities loaned	19,403,000
Payable for securities purchased	1,042,889
Investment management fees payable	385,913
Payable to Separate Accounts for Trust shares redeemed	128,436
Administrative fees payable	97,079
Variation margin payable on futures contracts	67,830
Distribution fees payable - Class B	25,949
Trustees’ fees payable	7,118
Accrued expenses	62,074

Total liabilities	21,220,288

NET ASSETS	$666,766,609

Net assets were comprised of:
Paid in capital	$1,109,937,535
Accumulated undistributed net investment income (loss)	5,738,054
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency translations	(434,647,588)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(14,261,392)

Net assets	$666,766,609

Class A
Net asset value, offering and redemption price per share, $541,400,057 / 71,293,764 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.59

Class B
Net asset value, offering and redemption price per share, $125,366,552 / 16,524,322 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.59

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,805 foreign withholding tax)	$7,787,166
Interest	426,219
Securities lending (net)	146,701

Total income	8,360,086

EXPENSES
Investment management fees	2,433,673
Administrative fees	606,723
Distribution fees - Class B	141,064
Printing and mailing expenses	60,599
Custodian fees	40,246
Professional fees	30,049
Trustees’ fees	3,518
Miscellaneous	12,140

Gross expenses	3,328,012
Less: Fees paid indirectly	(742,942)

Net expenses	2,585,070

NET INVESTMENT INCOME (LOSS)	5,775,016

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(279,272,761)
Foreign currency transactions	1,879
Futures	2,946,190

Net realized gain (loss)	(276,324,692)

Change in unrealized appreciation (depreciation) on:
Securities	278,338,017
Foreign currency translations	(195)
Futures	(268,937)

Net change in unrealized appreciation (depreciation)	278,068,885

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,744,193

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,519,209

See Notes to Financial Statements. 204

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,775,016	$8,210,852
Net realized gain (loss) on investments, futures and foreign currency transactions	(276,324,692)	(152,726,200)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	278,068,885	(362,657,044)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,519,209	(507,172,392)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(7,535,645)
Class B	—	(867,135)

	—	(8,402,780)

Distributions from net realized capital gains
Class A	—	(2,063,806)
Class B	—	(364,847)

	—	(2,428,653)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(10,831,433)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [8,299,037 and 39,980,981 shares, respectively]	54,793,815	385,557,896
Capital shares issued in reinvestment of dividends and distributions [0 and 1,290,637 shares, respectively]	—	9,599,451
Capital shares repurchased [(46,511,744) and (3,977,623) shares, respectively]	(275,716,830)	(36,109,296)

Total Class A transactions	(220,923,015)	359,048,051

Class B
Capital shares sold [1,818,521 and 3,846,811 shares, respectively]	12,491,500	36,151,719
Capital shares issued in reinvestment of dividends and distributions [0 and 160,975 shares, respectively]	—	1,231,982
Capital shares repurchased [(1,956,156) and (5,810,314) shares, respectively]	(13,155,738)	(55,192,133)

Total Class B transactions	(664,238)	(17,808,432)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(221,587,253)	341,239,619

TOTAL INCREASE (DECREASE) IN NET ASSETS	(214,068,044)	(176,764,206)
NET ASSETS:
Beginning of period	880,834,653	1,057,598,859

End of period (a)	$666,766,609	$880,834,653

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,738,054	$(36,962)

See Notes to Financial Statements. 205

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $219,968,995) (Securities on loan at market value $4,715,242)	$229,343,026
Cash	73
Receivable for securities sold	21,206,710
Dividends, interest and other receivables	168,213
Receivable from Separate Accounts for Trust shares sold	160,186
Other assets	1,935

Total assets	250,880,143

LIABILITIES
Payable for securities purchased	20,545,560
Payable for return of cash collateral on securities loaned	4,858,578
Investment management fees payable	139,873
Payable to Separate Accounts for Trust shares redeemed	128,663
Distribution fees payable - Class B	45,076
Administrative fees payable	42,358
Variation margin payable on futures contracts	5,440
Trustees’ fees payable	3,818
Accrued expenses	20,378

Total liabilities	25,789,744

NET ASSETS	$225,090,399

Net assets were comprised of:
Paid in capital	$322,265,330
Accumulated undistributed net investment income (loss)	192,671
Accumulated undistributed net realized gains (losses) on investments and futures	(106,716,327)
Net unrealized appreciation (depreciation) on investments and futures	9,348,725

Net assets	$225,090,399

Class A
Net asset value, offering and redemption price per share, $7,621,138 / 1,291,695 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.90

Class B
Net asset value, offering and redemption price per share, $217,469,261 / 37,605,528 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.78

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $262 foreign withholding tax)	$1,308,036
Interest	172
Securities lending (net)	23,249

Total income	1,331,457

EXPENSES
Investment management fees	770,064
Distribution fees - Class B	248,366
Administrative fees	238,301
Custodian fees	30,744
Professional fees	25,406
Printing and mailing expenses	18,115
Trustees’ fees	1,085
Miscellaneous	5,032

Gross expenses	1,337,113
Less: Fees paid indirectly	(208,471)

Net expenses	1,128,642

NET INVESTMENT INCOME (LOSS)	202,815

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(51,619,761)
Futures	170,146

Net realized gain (loss)	(51,449,615)

Change in unrealized appreciation (depreciation) on:
Securities	70,436,624
Futures	(25,306)

Net change in unrealized appreciation (depreciation)	70,411,318

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,961,703

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,164,518

See Notes to Financial Statements. 206

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$202,815	$(1,569,138)
Net realized gain (loss) on investments and futures	(51,449,615)	(51,658,403)
Net change in unrealized appreciation (depreciation) on investments and futures	70,411,318	(126,987,521)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,164,518	(180,215,062)

DIVIDENDS:
Distributions from net realized capital gains
Class A	—	(3,344)
Class B	—	(50,652)

TOTAL DIVIDENDS	—	(53,996)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [128,766 and 1,017,658 shares, respectively]	727,464	8,794,907
Capital shares issued in reinvestment of dividends [0 and 379 shares, respectively]	—	3,344
Capital shares repurchased [(105,421) and (2,389,119) shares, respectively]	(551,345)	(18,558,572)

Total Class A transactions	176,119	(9,760,321)

Class B
Capital shares sold [2,782,150 and 7,724,754 shares, respectively]	14,528,731	58,553,655
Capital shares issued in reinvestment of dividends [0 and 5,863 shares, respectively]	—	50,652
Capital shares repurchased [(3,640,890) and (9,741,861) shares, respectively]	(18,648,302)	(76,008,976)

Total Class B transactions	(4,119,571)	(17,404,669)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,943,452)	(27,164,990)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,221,066	(207,434,048)
NET ASSETS:
Beginning of period	209,869,333	417,303,381

End of period (a)	$225,090,399	$209,869,333

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$192,671	$(10,144)

See Notes to Financial Statements. 207

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $1,484,126,944) (Securities on loan at market value $24,898,463)	$1,363,752,064
Cash	1,320,685
Receivable for securities sold	126,732,837
Dividends, interest and other receivables	2,233,102
Receivable from Separate Accounts for Trust shares sold	483,734
Other assets	8,241

Total assets	1,494,530,663

LIABILITIES
Payable for securities purchased	128,850,589
Payable for return of cash collateral on securities loaned	25,843,346
Investment management fees payable	806,084
Payable to Separate Accounts for Trust shares redeemed	423,605
Administrative fees payable	180,511
Distribution fees payable - Class B	88,532
Variation margin payable on futures contracts	33,335
Trustees’ fees payable	14,353
Accrued expenses	171,973

Total liabilities	156,412,328

NET ASSETS	$1,338,118,335

Net assets were comprised of:
Paid in capital	$2,262,546,424
Accumulated undistributed net investment income (loss)	15,698,857
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency translations	(819,703,217)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(120,423,729)

Net assets	$1,338,118,335

Class A
Net asset value, offering and redemption price per share, $911,974,403 / 124,711,056 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.31

Class B
Net asset value, offering and redemption price per share, $426,143,932 / 58,334,761 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.31

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $28,019 foreign withholding tax)	$20,852,204
Interest	3,006
Securities lending (net)	74,370

Total income	20,929,580

EXPENSES
Investment management fees	4,831,850
Administrative fees	1,080,359
Distribution fees - Class B	496,140
Printing and mailing expenses	114,868
Custodian fees	74,632
Professional fees	36,117
Trustees’ fees	6,541
Miscellaneous	20,092

Gross expenses	6,660,599
Less: Fees paid indirectly	(1,450,399)

Net expenses	5,210,200

NET INVESTMENT INCOME (LOSS)	15,719,380

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(527,894,033)
Foreign currency transactions	8,680
Futures	161,718

Net realized gain (loss)	(527,723,635)

Change in unrealized appreciation (depreciation) on:
Securities	459,171,556
Foreign currency translations	(5,148)
Futures	(50,752)

Net change in unrealized appreciation (depreciation)	459,115,656

NET REALIZED AND UNREALIZED GAIN (LOSS)	(68,607,979)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(52,888,599)

See Notes to Financial Statements. 208

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,719,380	$33,686,560
Net realized gain (loss) on investments, futures and foreign currency transactions	(527,723,635)	(286,917,393)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	459,115,656	(639,402,834)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(52,888,599)	(892,633,667)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(25,468,370)
Class B	—	(8,457,415)

	—	(33,925,785)

Distributions from net realized capital gains
Class A	—	(3,399,561)
Class B	—	(1,455,238)

	—	(4,854,799)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(38,780,584)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [13,492,538 and 62,027,988 shares, respectively]	89,044,116	632,740,276
Capital shares issued in reinvestment of dividends and distributions [0 and 3,898,398 shares, respectively]	—	28,867,931
Capital shares repurchased [(52,494,538) and (5,703,677) shares, respectively]	(302,699,880)	(52,081,556)

Total Class A transactions	(213,655,764)	609,526,651

Class B
Capital shares sold [4,736,077 and 13,961,284 shares, respectively]	31,450,351	139,480,412
Capital shares issued in reinvestment of dividends and distributions [0 and 1,326,728 shares, respectively]	—	9,912,653
Capital shares repurchased [(7,370,378) and (15,235,176) shares, respectively]	(47,337,068)	(145,462,697)

Total Class B transactions	(15,886,717)	3,930,368

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(229,542,481)	613,457,019

TOTAL INCREASE (DECREASE) IN NET ASSETS	(282,431,080)	(317,957,232)
NET ASSETS:
Beginning of period	1,620,549,415	1,938,506,647

End of period (a)	$1,338,118,335	$1,620,549,415

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$15,698,857	$(20,523)

See Notes to Financial Statements. 209

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $419,272,971) (Securities on loan at market value $28,190,064)	$435,998,450
Cash	1,707
Receivable for securities sold	66,184,913
Receivable from Separate Accounts for Trust shares sold	136,121
Dividends, interest and other receivables	124,635
Other assets	3,911

Total assets	502,449,737

LIABILITIES
Payable for securities purchased	60,812,054
Payable for return of cash collateral on securities loaned	29,065,220
Payable to Separate Accounts for Trust shares redeemed	1,934,124
Investment management fees payable	283,319
Administrative fees payable	67,506
Distribution fees payable - Class B	67,308
Variation margin payable on futures contracts	11,222
Trustees’ fees payable	8,364
Accrued expenses	80,023

Total liabilities	92,329,140

NET ASSETS	$410,120,597

Net assets were comprised of:
Paid in capital	$594,652,475
Accumulated undistributed net investment income (loss)	(248,477)
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency translations	(200,936,893)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	16,653,492

Net assets	$410,120,597

Class A
Net asset value, offering and redemption price per share, $82,840,635 / 14,239,521 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.82

Class B
Net asset value, offering and redemption price per share, $327,279,962 / 57,632,131 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.68

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $9,444 foreign withholding tax)	$1,247,061
Securities lending (net)	206,448

Total income	1,453,509

EXPENSES
Investment management fees	1,631,175
Administrative fees	388,695
Distribution fees - Class B	359,068
Custodian fees	63,970
Printing and mailing expenses	34,738
Professional fees	27,226
Trustees’ fees	1,940
Miscellaneous	6,657

Gross expenses	2,513,469
Less: Fees paid indirectly	(824,834)

Net expenses	1,688,635

NET INVESTMENT INCOME (LOSS)	(235,126)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(121,265,391)
Foreign currency transactions	(22,499)
Futures	852,879

Net realized gain (loss)	(120,435,011)

Change in unrealized appreciation (depreciation) on:
Securities	167,966,159
Foreign currency translations	98
Futures	(72,232)

Net change in unrealized appreciation (depreciation)	167,894,025

NET REALIZED AND UNREALIZED GAIN (LOSS)	47,459,014

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,223,888

See Notes to Financial Statements. 210

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(235,126)	$(4,389,061)
Net realized gain (loss) on investments, futures and foreign currency transactions	(120,435,011)	(76,951,975)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	167,894,025	(268,837,796)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,223,888	(350,178,832)

DIVIDENDS:
Distributions from net realized capital gains
Class A	—	(2,516,275)
Class B	—	(4,656,218)

TOTAL DIVIDENDS	—	(7,172,493)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [1,154,747 and 4,893,136 shares, respectively]	5,959,294	37,042,881
Capital shares issued in reinvestment of dividends [0 and 317,947 shares, respectively]	—	2,516,275
Capital shares repurchased [(16,593,459) and (8,745,164) shares, respectively]	(82,978,458)	(68,166,773)

Total Class A transactions	(77,019,164)	(28,607,617)

Class B
Capital shares sold [5,015,608 and 7,796,683 shares, respectively]	25,464,716	55,365,033
Capital shares issued in reinvestment of dividends [0 and 601,367 shares, respectively]	—	4,656,218
Capital shares repurchased [(5,101,603) and (12,662,453) shares, respectively]	(25,119,065)	(92,186,358)

Total Class B transactions	345,651	(32,165,107)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(76,673,513)	(60,772,724)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,449,625)	(418,124,049)
NET ASSETS:
Beginning of period	439,570,222	857,694,271

End of period (a)	$410,120,597	$439,570,222

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(248,477)	$(13,351)

See Notes to Financial Statements. 211

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MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $461,976,515) (Securities on loan at market value $37,124,371)	$495,163,262
Foreign cash (Cost $23,859)	23,869
Receivable for securities sold	55,493,946
Dividends, interest and other receivables	767,402
Receivable from Separate Accounts for Trust shares sold	523,623
Other assets	4,801

Total assets	551,976,903

LIABILITIES
Overdraft payable	578,112
Payable for securities purchased	52,832,473
Payable for return of cash collateral on securities loaned	38,705,825
Payable to Separate Accounts for Trust shares redeemed	2,321,076
Investment management fees payable	258,204
Distribution fees payable - Class B	75,891
Administrative fees payable	74,499
Trustees’ fees payable	12,027
Variation margin payable on futures contracts	10,280
Accrued expenses	134,423

Total liabilities	95,002,810

NET ASSETS	$456,974,093

Net assets were comprised of:
Paid in capital	$773,320,552
Accumulated undistributed net investment income (loss)	5,593,501
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency translations	(355,033,609)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	33,093,649

Net assets	$456,974,093

Class A
Net asset value, offering and redemption price per share, $93,441,316 / 14,324,646 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.52

Class B
Net asset value, offering and redemption price per share, $363,532,777 / 56,924,335 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.39

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $28,839 foreign withholding tax)	$5,089,905
Interest	1,017,325
Securities lending (net)	152,416

Total income	6,259,646

EXPENSES
Investment management fees	2,054,221
Administrative fees	468,017
Distribution fees - Class B	398,472
Custodian fees	54,504
Printing and mailing expenses	44,542
Professional fees	28,802
Trustees’ fees	2,549
Miscellaneous	10,783

Gross expenses	3,061,890
Less: Fees paid indirectly	(1,311,993)

Net expenses	1,749,897

NET INVESTMENT INCOME (LOSS)	4,509,749

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(151,797,015)
Foreign currency transactions	(16,488)
Futures	(723,535)

Net realized gain (loss)	(152,537,038)

Change in unrealized appreciation (depreciation) on:
Securities	169,657,485
Foreign currency translations	(432)
Futures	(92,666)

Net change in unrealized appreciation (depreciation)	169,564,387

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,027,349

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,537,098

See Notes to Financial Statements. 212

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,509,749	$5,963,419
Net realized gain (loss) on investments, futures and foreign currency transactions	(152,537,038)	(186,142,518)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	169,564,387	(189,504,959)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,537,098	(369,684,058)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(2,845,283)
Class B	—	(1,974,190)

	—	(4,819,473)

Distributions from net realized capital gains
Class A	—	(6,355,612)
Class B	—	(5,603,113)

	—	(11,958,725)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(16,778,198)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [1,944,309 and 7,719,084 shares, respectively]	10,868,183	62,116,295
Capital shares issued in reinvestment of dividends and distributions [0 and 1,273,135 shares, respectively]	—	9,200,895
Capital shares repurchased [(44,984,308) and (9,937,043) shares, respectively]	(229,017,828)	(80,277,882)

Total Class A transactions	(218,149,645)	(8,960,692)

Class B
Capital shares sold [6,778,104 and 10,362,685 shares, respectively]	38,322,598	76,774,572
Capital shares issued in reinvestment of dividends and distributions [0 and 1,048,960 shares, respectively]	—	7,577,303
Capital shares repurchased [(6,433,993) and (14,752,271) shares, respectively]	(35,743,843)	(113,657,374)

Total Class B transactions	2,578,755	(29,305,499)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(215,570,890)	(38,266,191)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(194,033,792)	(424,728,447)
NET ASSETS:
Beginning of period	651,007,885	1,075,736,332

End of period (a)	$456,974,093	$651,007,885

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,593,501	$1,083,752

See Notes to Financial Statements. 213

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $1,611,149,904)
(Securities on loan at market value $7,585,298)	$1,539,259,196
Receivable for securities sold	42,532,252
Receivable for forward commitments	22,687,344
Dividends, interest and other receivables	13,263,894
Unrealized appreciation of forward foreign currency contracts	931,325
Receivable from Separate Accounts for Trust shares sold	402,270
Other assets	14,807

Total assets	1,619,091,088

LIABILITIES
Overdraft payable	368,963
Foreign cash overdraft payable	83,545
Payable for securities purchased	129,704,323
Payable for forward commitments	95,182,102
Payable for return of cash collateral on securities loaned	16,389,595
Securities sold short, at value (Proceeds received $12,480,313)	12,540,000
Unrealized depreciation of forward foreign currency contracts	1,508,269
Payable to Separate Accounts for Trust shares redeemed	657,812
Investment management fees payable	591,880
Administrative fees payable	178,283
Distribution fees payable - Class B	127,378
Variation margin payable on futures contracts	85,792
Trustees’ fees payable	14,520
Accrued expenses	92,685

Total liabilities	257,525,147

NET ASSETS	$1,361,565,941

Net assets were comprised of:
Paid in capital	$2,189,671,058
Accumulated undistributed net investment income (loss)	39,427,067
Accumulated undistributed net realized gains (losses) on investments, securities sold short, futures and foreign currency translations	(794,445,978)
Net unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	(73,086,206)

Net assets	$1,361,565,941

Class A
Net asset value, offering and redemption price per share, $742,031,874 / 200,979,956 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.69

Class B
Net asset value, offering and redemption price per share, $619,534,067 / 168,857,742 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.67

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$46,533,740
Dividends	352,837
Securities lending (net)	103,070

Total income	46,989,647

EXPENSES
Investment management fees	3,539,132
Administrative fees	1,055,435
Distribution fees - Class B	776,363
Printing and mailing expenses	119,956
Professional fees	58,032
Custodian fees	46,861
Trustees’ fees	7,264
Miscellaneous	30,488

Total expenses	5,633,531

NET INVESTMENT INCOME (LOSS)	41,356,116

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(454,183,073)
Foreign currency transactions	2,726,579
Futures	3,618,128
Securities sold short	(366,516)

Net realized gain (loss)	(448,204,882)

Change in unrealized appreciation (depreciation) on:
Securities	456,196,830
Foreign currency translations	988,847
Futures	(4,426,403)
Securities sold short	(59,688)

Net change in unrealized appreciation (depreciation)	452,699,586

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,494,704

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,850,820

See Notes to Financial Statements. 214

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$41,356,116	$148,679,474
Net realized gain (loss) on investments, securities sold short, futures and foreign currency transactions	(448,204,882)	(114,844,274)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	452,699,586	(462,189,660)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,850,820	(428,354,460)

DIVIDENDS:
Dividends from net investment income
Class A	—	(82,876,638)
Class B	—	(74,414,047)

TOTAL DIVIDENDS	—	(157,290,685)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [18,827,271 and 46,289,901 shares, respectively]	68,292,548	231,958,242
Capital shares issued in reinvestment of dividends [0 and 24,707,354 shares, respectively]	—	82,876,638
Capital shares repurchased [(9,292,031) and (45,699,159) shares, respectively]	(33,697,526)	(215,969,049)

Total Class A transactions	34,595,022	98,865,831

Class B
Capital shares sold [17,599,563 and 13,491,804 shares, respectively]	63,663,542	64,048,592
Capital shares issued in reinvestment of dividends [0 and 22,288,111 shares, respectively]	—	74,414,047
Capital shares repurchased [(24,479,690) and (54,694,517) shares, respectively]	(88,302,109)	(268,514,678)

Total Class B transactions	(24,638,567)	(130,052,039)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,956,455	(31,186,208)

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,807,275	(616,831,353)
NET ASSETS:
Beginning of period	1,305,758,666	1,922,590,019

End of period (a)	$1,361,565,941	$1,305,758,666

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$39,427,067	$(1,929,049)

See Notes to Financial Statements. 215

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $462,405,112)
(Securities on loan at market value $28,063,513)	$475,648,762
Cash	3,078
Receivable for securities sold	59,656,526
Receivable from Separate Accounts for Trust shares sold	193,391
Dividends, interest and other receivables	120,159
Other assets	4,590

Total assets	535,626,506

LIABILITIES
Payable for securities purchased	62,627,823
Payable for return of cash collateral on securities loaned	29,084,614
Investment management fees payable	307,223
Payable to Separate Accounts for Trust shares redeemed	251,815
Administrative fees payable	67,904
Distribution fees payable - Class B	48,642
Variation margin payable on futures contracts	2,960
Accrued expenses	193,068

Total liabilities	92,584,049

NET ASSETS	$443,042,457

Net assets were comprised of:
Paid in capital	$755,105,740
Accumulated undistributed net investment income (loss)	173,068
Accumulated undistributed net realized gains (losses) on investments and futures	(325,434,860)
Net unrealized appreciation (depreciation) on investments and futures	13,198,509

Net assets	$443,042,457

Class A
Net asset value, offering and redemption price per share, $204,977,557 / 36,166,854 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.67

Class B
Net asset value, offering and redemption price per share, $238,064,900 / 42,194,425 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.64

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,377 foreign withholding tax)	$1,318,497
Interest	264
Securities lending (net)	294,404

Total income	1,613,165

EXPENSES
Investment management fees	1,902,526
Administrative fees	371,529
Distribution fees - Class B	252,804
Printing and mailing expenses	38,742
Custodian fees	30,408
Professional fees	20,316
Trustees’ fees	2,504
Miscellaneous	8,677

Gross expenses	2,627,506
Less: Fees paid indirectly	(1,190,716)

Net expenses	1,436,790

NET INVESTMENT INCOME (LOSS)	176,375

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(180,739,017)
Futures	286,644

Net realized gain (loss)	(180,452,373)

Change in unrealized appreciation (depreciation) on:
Securities	182,320,135
Futures	(45,141)

Net change in unrealized appreciation (depreciation)	182,274,994

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,822,621

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,998,996

See Notes to Financial Statements. 216

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$176,375	$(4,093,016)
Net realized gain (loss) on investments and futures,	(180,452,373)	(140,345,864)
Net change in unrealized appreciation (depreciation) on investments and futures	182,274,994	(174,244,893)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,998,996	(318,683,773)

DIVIDENDS:
Distributions from net realized capital gains
Class A	—	(1,488,507)
Class B	—	(1,149,052)

TOTAL DIVIDENDS	—	(2,637,559)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [5,786,949 and 73,387,630 shares, respectively]	27,784,245	545,258,661
Capital shares issued in reinvestment of dividends [0 and 194,933 shares, respectively]	—	1,488,507
Capital shares repurchased [(40,981,248) and (2,221,410) shares, respectively]	(171,468,235)	(13,828,734)

Total Class A transactions	(143,683,990)	532,918,434

Class B
Capital shares sold [6,479,756 and 8,185,618 shares, respectively]	32,376,160	55,336,899
Capital shares issued in reinvestment of dividends [0 and 150,717 shares, respectively]	—	1,149,052
Capital shares repurchased [(4,743,902) and (11,868,175) shares, respectively]	(23,220,874)	(84,548,019)

Total Class B transactions	9,155,286	(28,062,068)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(134,528,704)	504,856,366

TOTAL INCREASE (DECREASE) IN NET ASSETS	(132,529,708)	183,535,034
NET ASSETS:
Beginning of period	575,572,165	392,037,131

End of period (a)	$443,042,457	$575,572,165

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$173,068	$(3,307)

See Notes to Financial Statements. 217

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,121,513)	$2,208,026
Unaffiliated Issuers (Cost $940,674,721) (Securities on loan at market value $18,532,019)	763,424,396
Cash	32,474
Receivable for securities sold	90,851,340
Dividends, interest and other receivables	964,235
Receivable from Separate Accounts for Trust shares sold	317,859
Other assets	2,894

Total assets	857,801,224

LIABILITIES
Payable for securities purchased	92,499,630
Payable for return of cash collateral on securities loaned	19,441,786
Distribution fees payable - Class B	362,482
Administrative fees payable	255,059
Payable to Separate Accounts for Trust shares redeemed	190,079
Investment management fees payable	156,153
Variation margin payable on futures contracts	2,800
Accrued expenses	87,075

Total liabilities	112,995,064

NET ASSETS	$744,806,160

Net assets were comprised of:
Paid in capital	$1,409,139,686
Accumulated undistributed net investment income (loss)	5,279,225
Accumulated undistributed net realized gains (losses) on investments and futures	(489,394,442)
Net unrealized appreciation (depreciation) on investments and futures	(180,218,309)

Net assets	$744,806,160

Class A
Net asset value, offering and redemption price per share, $252,474,080 / 35,939,212 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.03

Class B
Net asset value, offering and redemption price per share, $492,332,080 / 70,111,772 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.02

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,857 foreign withholding tax)	$7,218,913
Interest	282
Securities lending (net)	79,176

Total income	7,298,371

EXPENSES
Investment management fees	2,866,263
Distribution fees - Class B	564,265
Administrative fees	541,391
Printing and mailing expenses	56,583
Professional fees	30,892
Custodian fees	12,940
Trustees’ fees	3,232
Miscellaneous	8,636

Gross expenses	4,084,202
Less: Fees paid indirectly	(2,012,185)

Net expenses	2,072,017

NET INVESTMENT INCOME (LOSS)	5,226,354

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(186,387,118)
Futures	840,254

Net realized gain (loss)	(185,546,864)

Change in unrealized appreciation (depreciation) on:
Securities	188,634,006
Futures	(54,497)

Net change in unrealized appreciation (depreciation)	188,579,509

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,032,645

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,258,999

See Notes to Financial Statements. 218

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,226,354	$3,478,092
Net realized gain (loss) on investments and futures,	(185,546,864)	(296,890,842)
Net change in unrealized appreciation (depreciation) on investments and futures	188,579,509	(201,580,569)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,258,999	(494,993,319)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(1,454,138)
Class B	—	(1,814,260)

	—	(3,268,398)

Distributions from net realized capital gains
Class A	—	(1,359,535)
Class B	—	(3,142,013)

	—	(4,501,548)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(7,769,946)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [1,060,526 and 2,165,916 shares, respectively]	6,785,460	21,131,804
Capital shares issued in reinvestment of dividends and distributions [0 and 351,563 shares, respectively]	—	2,813,673
Capital shares repurchased [(187,523) and (23,427,863) shares, respectively]	(1,148,796)	(242,504,041)

Total Class A transactions	5,636,664	(218,558,564)

Class B
Capital shares sold [3,455,607 and 4,655,483 shares, respectively]	21,674,835	42,737,903
Capital shares issued in reinvestment of dividends and distributions [0 and 582,928 shares, respectively]	—	4,956,273
Capital shares repurchased [(6,472,421) and (19,378,975) shares, respectively]	(40,065,142)	(186,700,967)

Total Class B transactions	(18,390,307)	(139,006,791)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,753,643)	(357,565,355)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,494,644)	(860,328,620)
NET ASSETS:
Beginning of period	749,300,804	1,609,629,424

End of period (a)	$744,806,160	$749,300,804

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,279,225	$52,871

See Notes to Financial Statements. 219

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value (Cost $418,987,546)
(Securities on loan at market value $3,639,839)	$447,024,999
Foreign cash (Cost $1,074,323)	1,042,712
Cash	349,990
Receivable for securities sold	2,043,153
Receivable from Separate Accounts for Trust shares sold	1,057,073
Dividends, interest and other receivables	460,418
Other assets	3,287

Total assets	451,981,632

LIABILITIES
Payable for return of cash collateral on securities loaned	4,339,893
Payable for securities purchased	2,441,241
Investment management fees payable	344,416
Payable to Separate Accounts for Trust shares redeemed	152,997
Distribution fees payable - Class B	90,496
Administrative fees payable	69,818
Trustees’ fees payable	4,288
Accrued expenses	90,253

Total liabilities	7,533,402

NET ASSETS	$444,448,230

Net assets were comprised of:
Paid in capital	$670,730,810
Accumulated undistributed net investment income (loss)	(75,328)
Accumulated undistributed net realized gains (losses) on investments and foreign currency translations	(254,212,751)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	28,005,499

Net assets	$444,448,230

Class A
Net asset value, offering and redemption price per share, $8,849,670 / 1,021,648 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.66

Class B
Net asset value, offering and redemption price per share, $435,598,560 / 51,250,962 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $10,079 foreign withholding tax)	$2,060,443
Interest	4,286
Securities lending (net)	161,139

Total income	2,225,868

EXPENSES
Investment management fees	1,741,916
Distribution fees - Class B	449,102
Administrative fees	359,231
Custodian fees	44,203
Printing and mailing expenses	31,686
Professional fees	29,840
Trustees’ fees	1,905
Miscellaneous	9,681

Gross expenses	2,667,564
Less: Fees paid indirectly	(384,656)

Net expenses	2,282,908

NET INVESTMENT INCOME (LOSS)	(57,040)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(92,930,788)
Foreign currency transactions	(354,637)

Net realized gain (loss)	(93,285,425)

Change in unrealized appreciation (depreciation) on:
Securities	174,176,127
Foreign currency translations	321,219

Net change in unrealized appreciation (depreciation)	174,497,346

NET REALIZED AND UNREALIZED GAIN (LOSS)	81,211,921

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,154,881

See Notes to Financial Statements. 220

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(57,040)	$(3,801,137)
Net realized gain (loss) on investments and foreign currency transactions	(93,285,425)	(88,883,999)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	174,497,346	(224,983,907)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	81,154,881	(317,669,043)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [89,814 and 872,625 shares, respectively]	691,334	9,947,303
Capital shares repurchased [(87,813) and (2,602,977) shares, respectively]	(630,039)	(26,549,959)

Total Class A transactions	61,295	(16,602,656)

Class B
Capital shares sold [10,046,045 and 14,217,141 shares, respectively]	75,885,579	148,874,264
Capital shares repurchased [(7,145,734) and (16,465,307) shares, respectively]	(51,672,443)	(168,507,712)

Total Class B transactions	24,213,136	(19,633,448)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	24,274,431	(36,236,104)

TOTAL INCREASE (DECREASE) IN NET ASSETS	105,429,312	(353,905,147)
NET ASSETS:
Beginning of period	339,018,918	692,924,065

End of period (a)	$444,448,230	$339,018,918

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(75,328)	$(18,288)

See Notes to Financial Statements. 221

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $76,268,608)	$63,112,603
Unaffiliated Issuers (Cost $253,250)	253,250
Receivable from Separate Accounts for Trust shares sold	35,621
Dividends, interest and other receivables	1
Other assets	388

Total assets	63,401,863

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	134,781
Payable for securities purchased	31,173
Administrative fees payable	6,098
Distribution fees payable - Class B	5,684
Accrued expenses	24,005

Total liabilities	201,741

NET ASSETS	$63,200,122

Net assets were comprised of:
Paid in capital	$86,325,795
Accumulated undistributed net investment income (loss)	195,226
Accumulated undistributed net realized gain (loss) on investments	(10,164,894)
Unrealized appreciation (depreciation) on investments	(13,156,005)

Net assets	$63,200,122

Class A
Net asset value, offering and redemption price per share, $35,506,627 / 4,760,644 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.46

Class B
Net asset value, offering and redemption price per share, $27,693,495 / 3,716,539 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.45

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$—

EXPENSES
Administrative fees	59,120
Custodian fees	35,038
Distribution fees - Class B	29,494
Investment management fees	27,842
Professional fees	26,393
Printing and mailing expenses	4,960
Trustees’ fees	295
Miscellaneous	1,416

Gross expenses	184,558
Less: Waiver from investment advisor	(57,579)

Net expenses	126,979

NET INVESTMENT INCOME (LOSS)	(126,979)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized loss from affiliates)	(5,693,494)
Net change in unrealized appreciation (depreciation) on securities	8,270,578

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,577,084

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,450,105

See Notes to Financial Statements. 222

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(126,979)	$2,144,715
Net realized gain (loss) on investments	(5,693,494)	(3,693,007)
Net change in unrealized appreciation (depreciation) on investments	8,270,578	(21,060,283)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,450,105	(22,608,575)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(1,352,082)
Class B	—	(905,135)

	—	(2,257,217)

Distributions from net realized capital gains
Class A	—	(382,443)
Class B	—	(237,911)

	—	(620,354)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,877,571)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [360,650 and 5,416,870 shares, respectively]	2,493,225	56,270,383
Capital shares issued in reinvestment of dividends and distributions [0 and 241,780 shares, respectively]	—	1,734,525
Capital shares repurchased [(219,102) and (1,093,022) shares, respectively]	(1,515,184)	(9,277,484)

Total Class A transactions	978,041	48,727,424

Class B
Capital shares sold [1,234,368 and 3,049,586 shares, respectively]	8,489,163	28,434,019
Capital shares issued in reinvestment of dividends and distributions [0 and 160,317 shares, respectively]	—	1,143,046
Capital shares repurchased [(780,779) and (1,165,277) shares, respectively]	(5,238,370)	(10,095,569)

Total Class B transactions	3,250,793	19,481,496

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,228,834	68,208,920

TOTAL INCREASE IN NET ASSETS	6,678,939	42,722,774
NET ASSETS:
Beginning of period	56,521,183	13,798,409

End of period (a)	$63,200,122	$56,521,183

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$195,226	$322,205

See Notes to Financial Statements. 223

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $83,475,709)	$63,980,881
Receivable from Separate Accounts for Trust shares sold	35,623
Other assets	343

Total assets	64,016,847

LIABILITIES
Overdraft payable	3,028
Payable to Separate Accounts for Trust shares redeemed	348,558
Payable for securities purchased	76,875
Administrative fees payable	6,063
Distribution fees payable - Class B	5,808
Accrued expenses	23,452

Total liabilities	463,784

NET ASSETS	$63,553,063

Net assets were comprised of:
Paid in capital	$88,246,162
Accumulated undistributed net investment income (loss)	221,185
Accumulated undistributed net realized gain (loss) on investments	(5,419,456)
Unrealized appreciation (depreciation) on investments	(19,494,828)

Net assets	$63,553,063

Class A
Net asset value, offering and redemption price per share, $35,340,546 / 4,979,754 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.10

Class B
Net asset value, offering and redemption price per share, $28,212,517 / 3,979,111 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.09

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$—

EXPENSES
Administrative fees	58,489
Custodian fees	35,782
Distribution fees - Class B	29,363
Investment management fees	27,421
Professional fees	26,694
Printing and mailing expenses	4,841
Trustees’ fees	284
Miscellaneous	1,385

Gross expenses	184,259
Less: Waiver from investment advisor	(58,879)

Net expenses	125,380

NET INVESTMENT INCOME (LOSS)	(125,380)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized loss from affiliates)	(3,675,486)
Net change in unrealized appreciation (depreciation) on securities	6,592,685

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,917,199

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,791,819

See Notes to Financial Statements. 224

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(125,380)	$1,825,577
Net realized gain (loss) on investments	(3,675,486)	(902,430)
Net change in unrealized appreciation (depreciation) on investments	6,592,685	(25,537,634)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,791,819	(24,614,487)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(1,179,240)
Class B	—	(763,601)

	—	(1,942,841)

Distributions from net realized capital gains
Class A	—	(507,352)
Class B	—	(298,804)

	—	(806,156)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,748,997)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [499,941 and 5,043,287 shares, respectively]	3,225,224	52,605,183
Capital shares issued in reinvestment of dividends and distributions [0 and 242,561 shares, respectively]	—	1,686,592
Capital shares repurchased [(199,712) and (659,409) shares, respectively]	(1,248,753)	(5,674,222)

Total Class A transactions	1,976,471	48,617,553

Class B
Capital shares sold [978,383 and 2,146,095 shares, respectively]	6,376,070	19,443,385
Capital shares issued in reinvestment of dividends and distributions [0 and 154,462 shares, respectively]	—	1,062,405
Capital shares repurchased [(280,982) and (587,845) shares, respectively]	(1,815,007)	(5,418,973)

Total Class B transactions	4,561,063	15,086,817

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,537,534	63,704,370

TOTAL INCREASE IN NET ASSETS	9,329,353	36,340,886
NET ASSETS:
Beginning of period	54,223,710	17,882,824

End of period (a)	$63,553,063	$54,223,710

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$221,185	$346,565

See Notes to Financial Statements. 225

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $41,580,486)	$32,401,302
Receivable from Separate Accounts for Trust shares sold	32,874
Receivable for securities sold	5,655
Receivable from investment manager	2,131
Other assets	150

Total assets	32,442,112

LIABILITIES
Overdraft payable	34,392
Payable to Separate Accounts for Trust shares redeemed	180,285
Distribution fees payable - Class B	4,116
Accrued expenses	27,665

Total liabilities	246,458

NET ASSETS	$32,195,654

Net assets were comprised of:
Paid in capital	$43,644,026
Accumulated undistributed net investment income (loss)	105,359
Accumulated undistributed net realized gain (loss) on investments	(2,374,547)
Unrealized appreciation (depreciation) on investments	(9,179,184)

Net assets	$32,195,654

Class A
Net asset value, offering and redemption price per share, $12,177,567 / 1,767,367 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.89

Class B
Net asset value, offering and redemption price per share, $20,018,087 / 2,908,363 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.88

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$—

EXPENSES
Administrative fees	37,287
Custodian fees	34,047
Professional fees	26,425
Distribution fees - Class B	20,302
Investment management fees	13,287
Printing and mailing expenses	2,310
Trustees’ fees	134
Miscellaneous	1,289

Gross expenses	135,081
Less: Waiver from investment advisor	(50,574)
Reimbursement from investment advisor	(17,672)

Net expenses	66,835

NET INVESTMENT INCOME (LOSS)	(66,835)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized loss from affiliates)	(1,617,533)
Net change in unrealized appreciation (depreciation) on securities	3,412,455

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,794,922

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,728,087

See Notes to Financial Statements. 226

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(66,835)	$772,983
Net realized gain (loss) on investments	(1,617,533)	(353,044)
Net change in unrealized appreciation (depreciation) on investments	3,412,455	(12,353,416)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,728,087	(11,933,477)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(352,218)
Class B	—	(476,040)

	—	(828,258)

Distributions from net realized capital gains
Class A	—	(197,695)
Class B	—	(246,026)

	—	(443,721)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,271,979)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 268,611 and 1,544,854 shares, respectively]	1,655,765	15,928,606
Capital shares issued in reinvestment of dividends and distributions [ 0 and 79,746 shares, respectively ]	—	549,913
Capital shares repurchased [ (23,539) and (154,903) shares, respectively ]	(133,196)	(1,124,312)

Total Class A transactions	1,522,569	15,354,207

Class B
Capital shares sold [ 898,882 and 1,467,660 shares, respectively]	5,602,182	13,372,024
Capital shares issued in reinvestment of dividends and distributions [ 0 and 105,984 shares, respectively ]	—	722,066
Capital shares repurchased [ (178,353) and (262,540) shares, respectively ]	(1,125,408)	(2,189,537)

Total Class B transactions	4,476,774	11,904,553

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,999,343	27,258,760

TOTAL INCREASE IN NET ASSETS	7,727,430	14,053,304
NET ASSETS:
Beginning of period	24,468,224	10,414,920

End of period (a)	$32,195,654	$24,468,224

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$105,359	$172,194

See Notes to Financial Statements. 227

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $20,980,435)	$16,257,499
Unaffiliated Issuers (Cost $60,811)	60,811
Receivable from Separate Accounts for Trust shares sold	18,572
Receivable from investment manager	4,807
Other assets	53

Total assets	16,341,742

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	113,425
Payable for securities purchased	26,256
Distribution fees payable - Class B	2,583
Accrued expenses	31,747

Total liabilities	174,011

NET ASSETS	$16,167,731

Net assets were comprised of:
Paid in capital	$22,090,832
Accumulated undistributed net investment income (loss)	54,102
Accumulated undistributed net realized gain (loss) on investments	(1,254,267)
Unrealized appreciation (depreciation) on investments	(4,722,936)

Net assets	$16,167,731

Class A
Net asset value, offering and redemption price per share, $3,809,248 / 586,272 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.50

Class B
Net asset value, offering and redemption price per share, $12,358,483 / 1,904,030 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.49

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$—

EXPENSES
Administrative fees	27,199
Custodian fees	27,026
Professional fees	25,985
Distribution fees - Class B	12,438
Investment management fees	6,562
Printing and mailing expenses	1,130
Trustees’ fees	65
Miscellaneous	1,176

Gross expenses	101,581
Less: Waiver from investment advisor	(33,761)
Reimbursement from investment advisor	(32,398)

Net expenses	35,422

NET INVESTMENT INCOME (LOSS)	(35,422)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized loss from affiliates)	(1,109,538)
Net change in unrealized appreciation (depreciation) on securities	2,144,172

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,034,634

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$999,212

See Notes to Financial Statements. 228

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(35,422)	$317,105
Net realized gain (loss) on investments	(1,109,538)	62,779
Net change in unrealized appreciation (depreciation) on investments	2,144,172	(6,615,297)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	999,212	(6,235,413)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(94,101)
Class B	—	(249,904)

	—	(344,005)

Distributions from net realized capital gains
Class A	—	(83,604)
Class B	—	(212,964)

	—	(296,568)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(640,573)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 130,672 and 426,915 shares, respectively]	752,313	4,328,983
Capital shares issued in reinvestment of dividends and distributions [ 0 and 26,115 shares, respectively ]	—	177,705
Capital shares repurchased [ (30,523) and (20,253) shares, respectively ]	(175,560)	(150,888)

Total Class A transactions	576,753	4,355,800

Class B
Capital shares sold [ 671,396 and 894,274 shares, respectively]	3,881,177	7,809,024
Capital shares issued in reinvestment of dividends and distributions [ 0 and 68,732 shares, respectively ]	—	462,868
Capital shares repurchased [ (169,813) and (150,840) shares, respectively ]	(999,454)	(1,224,740)

Total Class B transactions	2,881,723	7,047,152

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,458,476	11,402,952

TOTAL INCREASE IN NET ASSETS	4,457,688	4,526,966
NET ASSETS:
Beginning of period	11,710,043	7,183,077

End of period (a)	$16,167,731	$11,710,043

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$54,102	$89,524

See Notes to Financial Statements. 229

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended		Year Ended December 31,
Class A	June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.13		$10.90	$10.87	$10.69	$10.80	$10.45

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.53 (e)	0.47 (e)	0.41 (e)	0.34 (e)	0.38 (e)
Net realized and unrealized gain (loss) on investments	0.24		(1.71)	0.18	0.30	(0.04)	0.28

Total from investment operations	0.23		(1.18)	0.65	0.71	0.30	0.66

Less distributions:
Dividends from net investment income	—		(0.46)	(0.43)	(0.38)	(0.30)	(0.30)
Distributions from net realized gains	—		(0.13)	(0.19)	(0.15)	(0.11)	(0.01)

Total dividends and distributions	—		(0.59)	(0.62)	(0.53)	(0.41)	(0.31)

Net asset value, end of period	$9.36		$9.13	$10.90	$10.87	$10.69	$10.80

Total return(b)	2.52%		(10.79)%	6.11%	6.55%	2.78%	6.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,703		$13,472	$9,015	$4,999	$3,054	$2,071
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	0.75	%(j)	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements(a),(f)	0.91	%(j)	0.30%	0.31%	0.32%	0.32%	0.51%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(0.21	)%(j)	5.12%	4.17%	3.80%	3.17%	3.50%
Before waivers and reimbursements(a),(f)	(0.37	)%(j)	4.92%	3.96%	3.58%	2.95%	3.09%
Portfolio turnover rate	61%		59%	39%	55%	101%	18%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.02	$0.02	$0.02	$0.02	$0.04

	Six Months Ended		Year Ended December 31,
Class B	June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.13		$10.90	$10.87	$10.69	$10.80	$10.45

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	0.58 (e)	0.45 (e)	0.38 (e)	0.32 (e)	0.35 (e)
Net realized and unrealized gain (loss) on investments	0.24		(1.78)	0.17	0.30	(0.05)	0.28

Total from investment operations	0.22		(1.20)	0.62	0.68	0.27	0.63

Less distributions:
Dividends from net investment income	—		(0.44)	(0.40)	(0.35)	(0.27)	(0.27)
Distributions from net realized gains	—		(0.13)	(0.19)	(0.15)	(0.11)	(0.01)

Total dividends and distributions	—		(0.57)	(0.59)	(0.50)	(0.38)	(0.28)

Net asset value, end of period	$9.35		$9.13	$10.90	$10.87	$10.69	$10.80

Total return(b)	2.41%		(11.02)%	5.74%	6.37%	2.52%	6.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,788,979		$1,443,563	$585,489	$339,978	$217,999	$109,357
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	1.00	%(j)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements(a),(f)	1.16	%(j)	0.55%	0.56%	0.57%	0.57%	0.76%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(0.45	)%(j)	5.69%	4.02%	3.48%	2.92%	3.25%
Before waivers and reimbursements(a),(f)	(0.61	)%(j)	5.50%	3.81%	3.26%	2.70%	2.84%
Portfolio turnover rate	61%		59%	39%	55%	101%	18%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.02	$0.02	$0.02	$0.02	$0.04

See Notes to Financial Statements. 230

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
Class A	June 30, 2009 (Unaudited)		2008		2007	2006	2005	2004

Net asset value, beginning of period	$8.73		$11.59		$11.61	$11.16	$11.22	$10.66

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	0.44	(e)	0.43 (e)	0.36 (e)	0.30 (e)	0.33 (e)
Net realized and unrealized gain (loss) on investments	0.31		(2.65)		0.23	0.65	0.09	0.52

Total from investment operations	0.29		(2.21)		0.66	1.01	0.39	0.85

Less distributions:
Dividends from net investment income	—		(0.38)		(0.42)	(0.36)	(0.25)	(0.28)
Distributions from net realized gains	—		(0.27)		(0.26)	(0.20)	(0.20)	(0.01)

Total dividends and distributions	—		(0.65)		(0.68)	(0.56)	(0.45)	(0.29)

Net asset value, end of period	$9.02		$8.73		$11.59	$11.61	$11.16	$11.22

Total return(b)	3.32%		(19.24)%		5.73%	9.06%	3.53%	7.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$45,599		$42,358		$10,943	$5,544	$3,466	$1,403
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	0.85	%(j)	0.10%		0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements(a),(f)	0.96	%(j)	0.30%		0.29%	0.28%	0.29%	0.40%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(0.44	)%(j)	4.29%		3.58%	3.10%	2.74%	3.01%
Before waivers and reimbursements(a),(f)	(0.55	)%(j)	4.10%		3.39%	2.91%	2.55%	2.71%
Portfolio turnover rate	51%		51%		21%	20%	64%	5%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.02		$0.02	$0.02	$0.02	$0.03

	Six Months Ended		Year Ended December 31,
Class B	June 30, 2009 (Unaudited)		2008		2007	2006	2005	2004

Net asset value, beginning of period	$8.73		$11.59		$11.61	$11.16	$11.22	$10.66

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	0.35	(e)	0.37 (e)	0.33 (e)	0.27 (e)	0.30 (e)
Net realized and unrealized gain (loss) on investments	0.31		(2.58)		0.26	0.64	0.09	0.52

Total from investment operations	0.28		(2.23)		0.63	0.97	0.36	0.82

Less distributions:
Dividends from net investment income	—		(0.36)		(0.39)	(0.32)	(0.22)	(0.25)
Distributions from net realized gains	—		(0.27)		(0.26)	(0.20)	(0.20)	(0.01)

Total dividends and distributions	—		(0.63)		(0.65)	(0.52)	(0.42)	(0.26)

Net asset value, end of period	$9.01		$8.73		$11.59	$11.61	$11.16	$11.22

Total return(b)	3.21%		(19.45)%		5.46%	8.78%	3.27%	7.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,634,179		$1,369,870		$1,150,399	$809,200	$487,000	$214,970
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	1.10	%(j)	0.35%		0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements(a),(f)	1.21	%(j)	0.55	%(c)	0.54%	0.53%	0.54%	0.65%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(0.69	)%(j)	3.37%		3.07%	2.84%	2.49%	2.76%
Before waivers and reimbursements(a),(f)	(0.79	)%(j)	3.18%		2.88%	2.65%	2.30%	2.46%
Portfolio turnover rate	51%		51%		21%	20%	64%	5%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.02		$0.02	$0.02	$0.02	$0.03

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
Class A	June 30, 2009 (Unaudited)		2008		2007	2006	2005	2004

Net asset value, beginning of period	$11.82		$17.10		$16.93	$15.88	$15.51	$14.63

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	0.48	(e)	0.45 (e)	0.39 (e)	0.33 (e)	0.25 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.50		(4.57)		0.65	1.29	0.46	1.06

Total from investment operations	0.47		(4.09)		1.10	1.68	0.79	1.31

Less distributions:
Dividends from net investment income	—		(0.57)		(0.60)	(0.49)	(0.42)	(0.43)
Distributions from net realized gains	—		(0.62)		(0.33)	(0.14)	—	—

Total dividends and distributions	—		(1.19)		(0.93)	(0.63)	(0.42)	(0.43)

Net asset value, end of period	$12.29		$11.82		$17.10	$16.93	$15.88	$15.51

Total return(b)	3.98%		(24.29)%		6.56%	10.58%	5.06%	8.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,515,363		$2,494,212		$3,143,322	$3,103,418	$3,052,781	$3,160,074
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	0.90	%(j)	0.10%		0.10%	0.10%	0.10%	0.10%
After waivers, reimbursements and fees paid indirectly(a),(f)	0.90	%(j)	0.10%		0.10%	0.10%	0.10%	0.09%
Before waivers, reimbursements and fees paid indirectly(a),(f)	0.98	%(j)	0.27%		0.27%	0.27%	0.27%	0.26%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(0.52	)%(j)	3.19%		2.58%	2.36%	2.11%	1.65%
After waivers, reimbursements and fees paid indirectly(a),(f)	(0.52	)%(j)	3.19%		2.58%	2.36%	2.11%	1.66%
Before waivers, reimbursements and fees paid indirectly(a),(f)	(0.60	)%(j)	3.02%		2.41%	2.20%	1.94%	1.49%
Portfolio turnover rate	41%		34%		9%	19%	34%	0%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.03		$0.03	$0.03	$0.03	$0.02

	Six Months Ended		Year Ended December 31,
Class B	June 30, 2009 (Unaudited)		2008		2007	2006	2005	2004

Net asset value, beginning of period	$11.76		$17.01		$16.84	$15.79	$15.43	$14.55

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	0.48	(e)	0.45 (e)	0.37 (e)	0.27 (e)	0.21 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.48		(4.57)		0.60	1.26	0.46	1.06

Total from investment operations	0.44		(4.09)		1.05	1.63	0.73	1.27

Less distributions:
Dividends from net investment income	—		(0.54)		(0.55)	(0.44)	(0.37)	(0.39)
Distributions from net realized gains	—		(0.62)		(0.33)	(0.14)	—	—

Total dividends and distributions	—		(1.16)		(0.88)	(0.58)	(0.37)	(0.39)

Net asset value, end of period	$12.20		$11.76		$17.01	$16.84	$15.79	$15.43

Total return(b)	3.74%		(24.46)%		6.31%	10.34%	4.74%	8.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,795,951		$5,897,027		$6,289,959	$4,867,869	$3,518,020	$2,341,547
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	1.15	%(j)	0.35%		0.35%	0.35%	0.35%	0.35%
After waivers, reimbursements and fees paid indirectly(a),(f)	1.15	%(j)	0.35%		0.35%	0.35%	0.35%	0.34%
Before waivers, reimbursements and fees paid indirectly(a),(f)	1.23	%(j)	0.52	%(c)	0.52%	0.52%	0.52%	0.51%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(0.77	)%(j)	3.23%		2.57%	2.26%	1.86%	1.40%
After waivers, reimbursements and fees paid indirectly(a),(f)	(0.77	)%(j)	3.23%		2.57%	2.26%	1.86%	1.41%
Before waivers, reimbursements and fees paid indirectly(a),(f)	(0.85	)%(j)	3.05%		2.40%	2.09%	1.69%	1.24%
Portfolio turnover rate	41%		34%		9%	19%	34%	0%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.03		$0.03	$0.03	$0.03	$0.02

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
Class A	June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.76		$13.95	$13.89	$12.60	$12.25	$11.17

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	0.25 (e)	0.32 (e)	0.32 (e)	0.23 (e)	0.26 (e)
Net realized and unrealized gain (loss) on investments	0.46		(4.55)	0.60	1.52	0.62	1.07

Total from investment operations	0.43		(4.30)	0.92	1.84	0.85	1.33

Less distributions:
Dividends from net investment income	—		(0.28)	(0.43)	(0.33)	(0.25)	(0.25)
Distributions from net realized gains	—		(0.61)	(0.43)	(0.22)	(0.25)	— #

Total dividends and distributions	—		(0.89)	(0.86)	(0.55)	(0.50)	(0.25)

Net asset value, end of period	$9.19		$8.76	$13.95	$13.89	$12.60	$12.25

Total return(b)	4.91%		(31.63)%	6.68%	14.77%	6.97%	12.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$237,305		$225,734	$198,686	$100,459	$37,779	$13,194
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	0.95	%(j)	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements(a),(f)	1.02	%(j)	0.27%	0.27%	0.27%	0.27%	0.30%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(0.65	)%(j)	2.17%	2.20%	2.38%	1.84%	2.24%
Before waivers and reimbursements(a),(f)	(0.72	)%(j)	2.00%	2.03%	2.22%	1.67%	2.04%
Portfolio turnover rate	48%		35%	8%	4%	29%	0%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.02	$0.02	$0.02	$0.02	$0.02

	Six Months Ended		Year Ended December 31,
Class B	June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.76		$13.95	$13.89	$12.60	$12.25	$11.17

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	0.21 (e)	0.26 (e)	0.26 (e)	0.20 (e)	0.23 (e)
Net realized and unrealized gain (loss) on investments	0.46		(4.54)	0.62	1.55	0.62	1.07

Total from investment operations	0.42		(4.33)	0.88	1.81	0.82	1.30

Less distributions:
Dividends from net investment income	—		(0.25)	(0.39)	(0.30)	(0.22)	(0.22)
Distributions from net realized gains	—		(0.61)	(0.43)	(0.22)	(0.25)	— #

Total dividends and distributions	—		(0.86)	(0.82)	(0.52)	(0.47)	(0.22)

Net asset value, end of period	$9.18		$8.76	$13.95	$13.89	$12.60	$12.25

Total return(b)	4.79%		(31.81)%	6.41%	14.48%	6.70%	11.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,905,977		$8,914,572	$10,665,262	$6,607,618	$2,956,385	$1,003,694
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	1.20	%(j)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements(a),(f)	1.27	%(j)	0.52%	0.52%	0.52%	0.52%	0.55%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(0.91	)%(j)	1.83%	1.83%	1.95%	1.59%	1.99%
Before waivers and reimbursements(a),(f)	(0.97	)%(j)	1.65%	1.66%	1.79%	1.42%	1.79%
Portfolio turnover rate	48%		35%	8%	4%	29%	0%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.02	$0.02	$0.02	$0.02	$0.02

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
Class A	June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.15		$14.68	$14.71	$12.96	$12.44	$11.26

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	0.15 (e)	0.22 (e)	0.24 (e)	0.19 (e)	0.11 (e)
Net realized and unrealized gain (loss) on investments	0.53		(5.71)	0.71	2.10	0.84	1.26

Total from investment operations	0.49		(5.56)	0.93	2.34	1.03	1.37

Less distributions:
Dividends from net investment income	—		(0.19)	(0.40)	(0.30)	(0.24)	(0.18)
Distributions from net realized gains	—		(0.78)	(0.56)	(0.29)	(0.27)	(0.01)

Total dividends and distributions	—		(0.97)	(0.96)	(0.59)	(0.51)	(0.19)

Net asset value, end of period	$8.64		$8.15	$14.68	$14.71	$12.96	$12.44

Total return(b)	6.01%		(39.05)%	6.43%	18.22%	8.27%	12.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$82,233		$75,827	$97,742	$51,217	$18,069	$5,704
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	1.00	%(j)	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements(a),(f)	1.07	%(j)	0.28%	0.27%	0.28%	0.29%	0.39%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(0.89	)%(j)	1.27%	1.41%	1.72%	1.50%	0.91%
Before waivers and reimbursements(a),(f)	(0.96	)%(j)	1.09%	1.23%	1.54%	1.31%	0.62%
Portfolio turnover rate	48%		39%	10%	6%	50%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.02	$0.03	$0.02	$0.02	$0.03

	Six Months Ended		Year Ended December 31,
Class B	June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.15		$14.68	$14.71	$12.96	$12.43	$11.26

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(e)	0.14 (e)	0.18 (e)	0.18 (e)	0.17 (e)	0.08 (e)
Net realized and unrealized gain (loss) on investments	0.53		(5.72)	0.71	2.13	0.84	1.25

Total from investment operations	0.48		(5.58)	0.89	2.31	1.01	1.33

Less distributions:
Dividends from net investment income	—		(0.17)	(0.36)	(0.27)	(0.21)	(0.15)
Distributions from net realized gains	—		(0.78)	(0.56)	(0.29)	(0.27)	(0.01)

Total dividends and distributions	—		(0.95)	(0.92)	(0.56)	(0.48)	(0.16)

Net asset value, end of period	$8.63		$8.15	$14.68	$14.71	$12.96	$12.43

Total return(b)	5.89%		(39.21)%	6.16%	17.92%	8.08%	11.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,768,084		$2,426,997	$3,038,613	$1,595,326	$609,650	$241,623
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	1.25	%(j)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements(a),(f)	1.32	%(j)	0.53%	0.52%	0.53%	0.54%	0.64%
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(1.14	)%(j)	1.18%	1.17%	1.30%	1.25%	0.66%
Before waivers and reimbursements(a),(f)	(1.21	)%(j)	1.01%	1.00%	1.12%	1.06%	0.37%
Portfolio turnover rate	48%		39%	10%	6%	50%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.02	$0.03	$0.02	$0.02	$0.03

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
Class A	June 30, 2009 (Unaudited)		2008		2007		2006		2005		2004

Net asset value, beginning of period	$17.03		$32.11		$28.78		$27.36		$25.23		$22.45

Income (loss) from investment operations:
Net investment income (loss)	0.09	(e)	0.08	(e)	0.04	(e)	0.05	(e)	(0.02	)(e)	(0.03)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.78		(15.09)		3.32		1.42		2.15		2.81

Total from investment operations	1.87		(15.01)		3.36		1.47		2.13		2.78

Capital contribution from affiliate(†)	—		0.06		—		—		—		—

Less distributions:
Dividends from net investment income	—		(0.13)		(0.03)		(0.05)		—		—

Net asset value, end of period	$18.90		$17.03		$32.11		$28.78		$27.36		$25.23

Total return (b)	10.98%		(46.55	)%(n)	11.69%		5.38%		8.44%		12.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$732,236		$690,098		$2,638,093		$2,332,898		$2,122,576		$2,485,132
Ratio of expenses to average net assets:
After fees paid indirectly(a)	0.61%		0.77%		0.72%		0.78%		0.73%		0.68%
Before fees paid indirectly(a)	0.83%		0.79%		0.79%		0.80%		0.80%		0.80%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly(a)	1.03%		0.31%		0.14%		0.20%		(0.07)%		(0.12)%
Before fees paid indirectly(a)	0.81%		0.30%		0.07%		0.18%		(0.14)%		(0.24)%
Portfolio turnover rate	58%		98%		87%		90%		96%		111%

	Six Months Ended		Year Ended December 31,
Class B	June 30, 2009 (Unaudited)		2008		2007		2006		2005		2004

Net asset value, beginning of period	$16.74		$31.56		$28.33		$26.96		$24.91		$22.22

Income (loss) from investment operations:
Net investment income (loss)	0.07	(e)	0.02	(e)	(0.03	)(e)	(0.01	)(e)	(0.08	)(e)	(0.08)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.74		(14.82)		3.26		1.38		2.13		2.77

Total from investment operations	1.81		(14.80)		3.23		1.37		2.05		2.69

Capital contribution from affiliate(†)	—		0.07		—		—		—		—

Less distributions:
Dividends from net investment income	—		(0.09)		—		—		—		—

Net asset value, end of period	$18.55		$16.74		$31.56		$28.33		$26.96		$24.91

Total return (b)	10.81%		(46.68	)%(o)	11.40%		5.08%		8.23%		12.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$120,407		$115,805		$244,593		$261,648		$267,802		$258,689
Ratio of expenses to average net assets:
After fees paid indirectly(a)	0.86	%(c)	1.02%		0.97%		1.03%		0.98%		0.93%
Before fees paid indirectly(a)	1.08%		1.04%		1.04%		1.05%		1.05%		1.05%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly(a)	0.78%		0.08%		(0.10)%		(0.05)%		(0.32)%		(0.37)%
Before fees paid indirectly(a)	0.56%		0.06%		(0.18)%		(0.07)%		(0.39)%		(0.49)%
Portfolio turnover rate	58%		98%		87%		90%		96%		111%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended	Year Ended December 31,
Class A	June 30, 2009 (Unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.86	$10.38	$10.21	$10.25	$10.43	$10.42

Income (loss) from investment operations:
Net investment income (loss)	0.18 (e)	0.46 (e)	0.47 (e)	0.44 (e)	0.36 (e)	0.24
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.19	(0.19)	0.17	(0.04)	(0.16)	0.18

Total from investment operations	0.37	0.27	0.64	0.40	0.20	0.42

Less distributions:
Dividends from net investment income	(0.16)	(0.52)	(0.47)	(0.44)	(0.38)	(0.26)
Distributions from net realized gains	—	(0.27)	—	—	—	(0.15)

Total dividends and distributions	(0.16)	(0.79)	(0.47)	(0.44)	(0.38)	(0.41)

Net asset value, end of period	$10.07	$9.86	$10.38	$10.21	$10.25	$10.43

Total return (b)	3.79%	2.55%	6.53%	3.96%	2.00%	4.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,405,533	$2,481,594	$2,088,488	$1,911,399	$1,237,241	$944,330
Ratio of expenses to average net assets:
After waivers(a)	0.71%	0.75%	0.71%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly(a)	0.71%	0.75%	0.71%	0.70%	0.70%	0.70%
Before waivers and fees paid indirectly(a)	0.71%	0.76%	0.76%	0.77%	0.78%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers(a)	3.68%	4.55%	4.62%	4.31%	3.51%	2.38%
After waivers and fees paid indirectly(a)	3.68%	4.55%	4.62%	4.31%	3.51%	2.38%
Before waivers and fees paid indirectly(a)	3.68%	4.54%	4.57%	4.24%	3.43%	2.28%
Portfolio turnover rate	288%	431%	475%	366%	654%	767%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$— #	$0.01	$0.01	$0.01	$0.01

	Six Months Ended	Year Ended December 31,
Class B	June 30, 2009 (Unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.88	$10.40	$10.20	$10.24	$10.42	$10.41

Income (loss) from investment operations:
Net investment income (loss)	0.17 (e)	0.44 (e)	0.44 (e)	0.41 (e)	0.34 (e)	0.22
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.19	(0.20)	0.18	(0.03)	(0.16)	0.18

Total from investment operations	0.36	0.24	0.62	0.38	0.18	0.40

Less distributions:
Dividends from net investment income	(0.15)	(0.49)	(0.42)	(0.42)	(0.36)	(0.24)
Distributions from net realized gains	—	(0.27)	—	—	—	(0.15)

Total dividends and distributions	(0.15)	(0.76)	(0.42)	(0.42)	(0.36)	(0.39)

Net asset value, end of period	$10.09	$9.88	$10.40	$10.20	$10.24	$10.42

Total return (b)	3.55%	2.30%	6.23%	3.80%	1.74%	3.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,066,549	$912,195	$829,932	$825,182	$806,356	$781,977
Ratio of expenses to average net assets:
After waivers(a)	0.96%	1.00%	0.96%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly(a)	0.96%	1.00%	0.96%	0.95%	0.95%	0.95%
Before waivers and fees paid indirectly(a)	0.96%	1.01%	1.01%	1.02%	1.03%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers(a)	3.42%	4.29%	4.37%	4.04%	3.26%	2.13%
After waivers and fees paid indirectly(a)	3.42%	4.29%	4.37%	4.04%	3.26%	2.13%
Before waivers and fees paid indirectly(a)	3.42%	4.28%	4.32%	3.97%	3.18%	2.03%
Portfolio turnover rate	288%	431%	475%	366%	654%	767%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$— #	$0.01	$0.01	$0.01	$0.01

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
Class A	June 30, 2009 (Unaudited)		2008		2007		2006		2005		2004

Net asset value, beginning of period	$8.08		$11.14		$11.03		$10.98		$10.78		$10.22

Income (loss) from investment operations:
Net investment income (loss)	0.02	(e)	(0.04	)(e)	(0.06	)(e)	(0.03	)(e)	(0.05	)(e)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.17		(2.91)		1.07		0.59		0.81		1.28

Total from investment operations	0.19		(2.95)		1.01		0.56		0.76		1.23

Less distributions:
Distributions from net realized gains	—		(0.11)		(0.90)		(0.51)		(0.56)		(0.67)

Net asset value, end of period	$8.27		$8.08		$11.14		$11.03		$10.98		$10.78

Total return (b)	2.35%		(26.69)%		9.17%		5.39%		7.30%		12.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,555		$6,397		$18,376		$16,808		$15,347		$10,588
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.22%		1.44%		1.43%		1.43%		1.48%		1.60%
After waivers, reimbursements and fees paid indirectly(a)	1.07%		1.42%		1.42%		1.38%		1.46%		1.56%
Before waivers, reimbursements and fees paid indirectly(a)	1.22%		1.44%		1.43%		1.43%		1.48%		1.60%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	0.41%		(0.45)%		(0.49)%		(0.34)%		(0.46)%		(0.59)%
After waivers, reimbursements and fees paid indirectly(a)	0.56%		(0.43)%		(0.48)%		(0.28)%		(0.44)%		(0.55)%
Before waivers, reimbursements and fees paid indirectly(a)	0.41%		(0.45)%		(0.49)%		(0.34)%		(0.46)%		(0.59)%
Portfolio turnover rate	62%		120%		105%		145%		109%		127%

	Six Months Ended		Year Ended December 31,
Class B	June 30, 2009 (Unaudited)		2008		2007		2006		2005		2004

Net asset value, beginning of period	$7.91		$10.95		$10.88		$10.86		$10.70		$10.17

Income (loss) from investment operations:
Net investment income (loss)	0.01	(e)	(0.04	)(e)	(0.08	)(e)	(0 06	)(e)	(0.07	)(e)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.18		(2.89)		1.05		0.59		0.79		1.27

Total from investment operations	0.19		(2.93)		0.97		0.53		0.72		1.20

Less distributions:
Distributions from net realized gains	—		(0.11)		(0.90)		(0.51)		(0.56)		(0.67)

Net asset value, end of period	$8.10		$7.91		$10.95		$10.88		$10.86		$10.70

Total return (b)	2.40%		(26.97)%		9.04%		5.08%		6.98%		12.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$315,806		$311,199		$415,882		$381,449		$334,012		$270,570
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.47%		1.69	%(c)	1.68%		1.68%		1.73%		1.85%
After waivers, reimbursements and fees paid indirectly(a)	1.32	%(c)	1.68%		1.67%		1.63%		1.71%		1.81%
Before waivers, reimbursements and fees paid indirectly(a)	1.47%		1.70%		1.68%		1.68%		1.73%		1.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	0.16%		(0.49)%		(0.74)%		(0.59)%		(0.71)%		(0.84)%
After waivers, reimbursements and fees paid indirectly(a)	0.31%		(0.47)%		(0.73)%		(0.53)%		(0.69)%		(0.80)%
Before waivers, reimbursements and fees paid indirectly(a)	0.16%		(0.49)%		(0.74)%		(0.59)%		(0.71)%		(0.84)%
Portfolio turnover rate	62%		120%		105%		145%		109%		127%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended		Year Ended December 31,
	June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.29		$16.38	$15.58	$13.03	$12.14	$10.60

Income (loss) from investment operations:
Net investment income (loss)	0.09	(e)	0.28 (e)	0.21 (e)	0.11 (e)	0.14 (e)	0.09
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.56		(7.90)	1.73	3.20	1.73	1.83

Total from investment operations	0.65		(7.62)	1.94	3.31	1.87	1.92

Less distributions:
Dividends from net investment income	—		(0.22)	(0.16)	(0.11)	(0.21)	(0.12)
Distributions from net realized gains	—		(0.25)	(0.98)	(0.65)	(0.77)	(0.26)

Total dividends and distributions	—		(0.47)	(1.14)	(0.76)	(0.98)	(0.38)

Net asset value, end of period	$8.94		$8.29	$16.38	$15.58	$13.03	$12.14

Total return (b)	7.84%		(47.13)%	12.73%	25.58%	15.74%	18.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$575,886		$1,448,943	$2,193,441	$1,356,428	$379,616	$238,906
Ratio of expenses to average net assets:
After fees paid indirectly(a)	0.94%		1.25%	1.23%	1.27%	1.29%	1.50%
Before fees paid indirectly(a)	1.09%		1.25%	1.23%	1.28%	1.33%	1.55%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly(a)	2.44%		2.19%	1.27%	0.78%	1.17%	0.78%
Before fees paid indirectly(a)	2.29%		2.19%	1.27%	0.77%	1.13%	0.73%
Portfolio turnover rate	63%		56%	47%	45%	67%	83%

Class B	Six Months Ended		Year Ended December 31,
	June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.28		$16.35	$15.56	$13.01	$12.12	$10.58

Income (loss) from investment operations:
Net investment income (loss)	0.12	(e)	0.26 (e)	0.17 (e)	0.10 (e)	0.11 (e)	0.07
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.51		(7.88)	1.72	3.17	1.72	1.82

Total from investment operations	0.63		(7.62)	1.89	3.27	1.83	1.89

Less distributions:
Dividends from net investment income	—		(0.20)	(0.12)	(0.07)	(0.17)	(0.09)
Distributions from net realized gains	—		(0.25)	(0.98)	(0.65)	(0.77)	(0.26)

Total dividends and distributions	—		(0.45)	(1.10)	(0.72)	(0.94)	(0.35)

Net asset value, end of period	$8.91		$8.28	$16.35	$15.56	$13.01	$12.12

Total return (b)	7.61%		(47.23)%	12.39%	25.30%	15.47%	17.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$507,986		$467,913	$905,461	$765,683	$449,400	$336,354
Ratio of expenses to average net assets:
After fees paid indirectly(a)	1.19	%(c)	1.49%	1.48%	1.52%	1.54%	1.75%
Before fees paid indirectly(a)	1.34%		1.49%	1.48%	1.53%	1.58%	1.80%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly(a)	2.97%		1.99%	1.08%	0.68%	0.92%	0.53%
Before fees paid indirectly(a)	2.88%		1.99%	1.08%	0.67%	0.88%	0.48%
Portfolio turnover rate	63%		56%	47%	45%	67%	83%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended		Year Ended December 31,
	June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.98		$11.66	$11.96	$10.79	$10.37	$9.89

Income (loss) from investment operations:
Net investment income (loss)	0.06	(e)	0.08 (e)	0.09 (e)	0.08 (e)	0.06 (e)	0.08
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.55		(4.67)	0.52	1.40	0.67	0.90

Total from investment operations	0.61		(4.59)	0.61	1.48	0.73	0.98

Less distributions:
Dividends from net investment income	—		(0.07)	(0.08)	(0.07)	(0.03)	(0.13)
Distributions from net realized gains	—		(0.02)	(0.83)	(0.24)	(0.28)	(0.37)

Total dividends and distributions	—		(0.09)	(0.91)	(0.31)	(0.31)	(0.50)

Net asset value, end of period	$7.59		$6.98	$11.66	$11.96	$10.79	$10.37

Total return (b)	8.74%		(39.40)%	5.22%	13.84%	7.07%	9.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$541,400		$764,481	$842,193	$598,068	$309,162	$6,932
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.91%		1.10%	1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly(a)	0.71	%(c)	1.09%	1.09%	1.08%	1.08%	1.07%
Before waivers, reimbursements and fees paid indirectly(a)	0.91%		1.10%	1.10%	1.10%	1.15%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	1.49%		0.86%	0.74%	0.73%	0.52%	0.79%
After waivers, reimbursements and fees paid indirectly(a)	1.71%		0.86%	0.74%	0.75%	0.54%	0.82%
Before waivers, reimbursements and fees paid indirectly(a)	1.49%		0.86%	0.74%	0.72%	0.47%	0.67%
Portfolio turnover rate	68%		50%	51%	49%	39%	52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	$—	$— #	$0.01	$0.01

Class B	Six Months Ended		Year Ended December 31,
	June 30, 2009 (Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.98		$11.67	$11.96	$10.79	$10.38	$9.89

Income (loss) from investment operations:
Net investment income (loss)	0.05	(e)	0.06 (e)	0.06 (e)	0.06 (e)	0.03 (e)	0.05
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.56		(4.68)	0.53	1.39	0.66	0.91

Total from investment operations	0.61		(4.62)	0.59	1.45	0.69	0.96

Less distributions:
Dividends from net investment income	—		(0.05)	(0.05)	(0.04)	— #	(0.10)
Distributions from net realized gains	—		(0.02)	(0.83)	(0.24)	(0.28)	(0.37)

Total dividends and distributions	—		(0.07)	(0.88)	(0.28)	(0.28)	(0.47)

Net asset value, end of period	$7.59		$6.98	$11.67	$11.96	$10.79	$10.38

Total return (b)	8.74%		(39.61)%	5.05%	13.56%	6.70%	9.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$125,367		$116,354	$215,406	$208,296	$185,408	$173,875
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.16	%(c)	1.35%	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly(a)	0.96	%(c)	1.34%	1.34%	1.33%	1.33%	1.32%
Before waivers, reimbursements and fees paid indirectly(a)	1.16	%(c)	1.35%	1.35%	1.35%	1.40%	1.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	1.18%		0.58%	0.49%	0.47%	0.27%	0.54%
After waivers, reimbursements and fees paid indirectly(a)	1.36%		0.59%	0.50%	0.49%	0.29%	0.57%
Before waivers, reimbursements and fees paid indirectly(a)	1.18%		0.58%	0.49%	0.47%	0.22%	0.42%
Portfolio turnover rate	68%		50%	51%	49%	39%	52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	$—	$— #	$0.01	$0.01

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended		Year Ended December 31,
	June 30, 2009 (Unaudited)		2008		2007		2006		2005		2004

Net asset value, beginning of period	$5.38		$9.84		$9.96		$10.40		$9.66		$9.03

Income (loss) from investment operations:
Net investment income (loss)	0.01	(e)	(0.02	)(e)	(0.01	)(e)	(0.03	)(e)	(0.05	)(e)	(0.01)
Net realized and unrealized gain (loss) on investments	0.51		(4.44)		1.13		0.08		0.79		0.64

Total from investment operations	0.52		(4.46)		1.12		0.05		0.74		0.63

Less distributions:
Distributions from net realized gains	—		—	#	(1.24)		(0.49)		—		—

Net asset value, end of period	$5.90		$5.38		$9.84		$9.96		$10.40		$9.66

Total return (b)	9.67%		(45.32)%		11.51%		0.44%		7.66%		6.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,621		$6,823		$25,968		$21,104		$17,780		$12,166
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.06%		1.10%		1.10%		1.10%		1.10%		1.10%
After waivers, reimbursements and fees paid indirectly(a)	0.86%		1.01%		1.04%		1.08%		1.08%		1.05%
Before waivers, reimbursements and fees paid indirectly(a)	1.06%		1.14%		1.12%		1.12%		1.13%		1.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	0.23%		(0.35)%		(0.12)%		(0.27)%		(0.49)%		(0.23)%
After waivers, reimbursements and fees paid indirectly(a)	0.43%		(0.25)%		(0.06)%		(0.25)%		(0.47)%		(0.18)%
Before waivers, reimbursements and fees paid indirectly(a)	0.23%		(0.38)%		(0.14)%		(0.28)%		(0.52)%		(0.29)%
Portfolio turnover rate	104%		162%		77%		48%		42%		53%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	#	$—	#	$—	#	$—	#	$0.01

Class B	Six Months Ended		Year Ended December 31,
	June 30, 2009 (Unaudited)		2008		2007		2006		2005		2004

Net asset value, beginning of period	$5.28		$9.67		$9.83		$10.30		$9.58		$8.99

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	(0.04	)(e)	(0.03	)(e)	(0.05	)(e)	(0.07	)(e)	(0.04)
Net realized and unrealized gain (loss) on investments	0.50		(4.35)		1.11		0.07		0.79		0.63

Total from investment operations	0.50		(4.39)		1.08		0.02		0.72		0.59

Less distributions:
Distributions from net realized gains	—		—	#	(1.24)		(0.49)		—		—

Net asset value, end of period	$5.78		$5.28		$9.67		$9.83		$10.30		$9.58

Total return (b)	9.47%		(45.39)%		11.26%		0.15%		7.52%		6.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$217,469		$203,047		$391,335		$372,653		$362,850		$343,638
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.31%		1.35%		1.35%		1.35%		1.35%		1.35%
After waivers, reimbursements and fees paid indirectly(a)	1.11%		1.26%		1.29	%(c)	1.33%		1.33%		1.30%
Before waivers, reimbursements and fees paid indirectly(a)	1.31%		1.39%		1.37%		1.37%		1.38%		1.41%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	(0.01)%		(0.58)%		(0.37)%		(0.52)%		(0.74)%		(0.48)%
After waivers, reimbursements and fees paid indirectly(a)	0.19%		(0.49)%		(0.30)%		(0.50)%		(0.72)%		(0.43)%
Before waivers, reimbursements and fees paid indirectly(a)	(0.01)%		(0.62)%		(0.39)%		(0.53)%		(0.77)%		(0.54)%
Portfolio turnover rate	104%		162%		77%		48%		42%		53%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	#	$—	#	$—	#	$—	#	$0.01

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended		Year Ended December 31,
	June 30, 2009 (Unaudited)		2008	2007		2006		2005	2004

Net asset value, beginning of period	$7.21		$11.79	$12.83		$11.19		$10.99	$10.28

Income (loss) from investment operations:
Net investment income (loss)	0.08	(e)	0.18 (e)	0.19	(e)	0.14	(e)	0.13 (e)	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.02		(4.58)	0.29		2.05		0.68	1.36

Total from investment operations	0.10		(4.40)	0.48		2.19		0.81	1.49

Less distributions:
Dividends from net investment income	—		(0.16)	(0.18)		(0.12)		(0.09)	(0.14)
Distributions from net realized gains	—		(0.02)	(1.34)		(0.43)		(0.52)	(0.64)

Total dividends and distributions	—		(0.18)	(1.52)		(0.55)		(0.61)	(0.78)

Net asset value, end of period	$7.31		$7.21	$11.79		$12.83		$11.19	$10.99

Total return (b)	1.39%		(37.33)%	3.88%		19.62%		7.37%	14.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$911,974		$1,180,738	$1,220,184		$914,471		$309,385	$9,758
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	0.93%		1.05%	1.07%		1.10%		1.10%	1.10%
After waivers, reimbursements and fees paid indirectly(a)	0.70%		1.03%	1.01%		1.06%		1.04%	0.96%
Before waivers, reimbursements and fees paid indirectly(a)	0.93%		1.05%	1.07%		1.10%		1.12%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	2.25%		1.79%	1.38%		1.12%		1.03%	1.35%
After waivers, reimbursements and fees paid indirectly(a)	2.47%		1.82%	1.44%		1.16%		1.09%	1.49%
Before waivers, reimbursements and fees paid indirectly(a)	2.25%		1.79%	1.38%		1.12%		1.01%	1.30%
Portfolio turnover rate	63%		60%	77%		63%		76%	99%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	$—		$—		$— #	$0.01

Class B	Six Months Ended		Year Ended December 31,
	June 30, 2009 (Unaudited)		2008	2007		2006		2005	2004

Net asset value, beginning of period	$7.21		$11.79	$12.83		$11.19		$10.99	$10.28

Income (loss) from investment operations:
Net investment income (loss)	0.07	(e)	0.15 (e)	0.16	(e)	0.11	(e)	0.09 (e)	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.03		(4.57)	0.29		2.05		0.69	1.34

Total from investment operations	0.10		(4.42)	0.45		2.16		0.78	1.46

Less distributions:
Dividends from net investment income	—		(0.14)	(0.15)		(0.09)		(0.06)	(0.11)
Distributions from net realized gains	—		(0.02)	(1.34)		(0.43)		(0.52)	(0.64)

Total dividends and distributions	—		(0.16)	(1.49)		(0.52)		(0.58)	(0.75)

Net asset value, end of period	$7.31		$7.21	$11.79		$12.83		$11.19	$10.99

Total return (b)	1.39%		(37.49)%	3.61%		19.32%		7.10%	14.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$426,144		$439,812	$718,323		$702,312		$526,727	$406,626
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.18%		1.30%	1.32%		1.35%		1.35%	1.35%
After waivers, reimbursements and fees paid indirectly(a)	0.95	%(c)	1.28%	1.26	%(c)	1.31	%(c)	1.29%	1.21%
Before waivers, reimbursements and fees paid indirectly(a)	1.18%		1.30%	1.32%		1.35%		1.37%	1.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	1.92%		1.51%	1.12%		0.85%		0.78%	1.10%
After waivers, reimbursements and fees paid indirectly(a)	2.12%		1.53%	1.18%		0.89%		0.84%	1.24%
Before waivers, reimbursements and fees paid indirectly(a)	1.92%		1.51%	1.12%		0.85%		0.76%	1.05%
Portfolio turnover rate	63%		60%	77%		63%		76%	99%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	$—		$—		$— #	$0.01

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended		Year Ended December 31,
	June 30, 2009 (Unaudited)		2008		2007		2006		2005		2004

Net asset value, beginning of period	$5.11		$9.13		$9.04		$9.12		$9.63		$8.75

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	(0.04	)(e)	(0.07	)(e)	(0.07	)(e)	(0.08	)(e)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.71		(3.90)		1.14		0.96		0.89		1.10

Total from investment operations	0.71		(3.94)		1.07		0.89		0.81		1.04

Less distributions:
Distributions from net realized gains	—		(0.08)		(0.98)		(0.97)		(1.32)		(0.16)

Net asset value, end of period	$5.82		$5.11		$9.13		$9.04		$9.12		$9.63

Total return (b)	13.89%		(43.47)%		12.22%		9.83%		8.66%		12.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$82,841		$151,539		$303,194		$230,585		$223,527		$395,739
Ratio of expenses to average net assets:
After fees paid indirectly(a)	0.58%		1.21%		1.27%		1.26%		1.30%		1.25%
Before fees paid indirectly(a)	1.06%		1.31%		1.30%		1.30%		1.35%		1.35%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly(a)	0.12%		(0.50)%		(0.67)%		(0.74)%		(0.84)%		(0.90)%
Before fees paid indirectly(a)	(0.35)%		(0.61)%		(0.70)%		(0.78)%		(0.89)%		(1.00)%
Portfolio turnover rate	92%		128%		81%		77%		87%		76%

Class B	Six Months Ended		Year Ended December 31,
	June 30, 2009 (Unaudited)		2008		2007		2006		2005		2004

Net asset value, beginning of period	$4.99		$8.95		$8.90		$9.01		$9.55		$8.70

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	(0.05	)(e)	(0.09	)(e)	(0.09	)(e)	(0.10	)(e)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.70		(3.83)		1.12		0.95		0.88		1.10

Total from investment operations	0.69		(3.88)		1.03		0.86		0.78		1.01

Less distributions:
Distributions from net realized gains	—		(0.08)		(0.98)		(0.97)		(1.32)		(0.16)

Net asset value, end of period	$5.68		$4.99		$8.95		$8.90		$9.01		$9.55

Total return (b)	13.83%		(43.68)%		11.97%		9.62%		8.41%		11.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$327,280		$288,031		$554,500		$543,139		$498,431		$468,973
Ratio of expenses to average net assets:
After fees paid indirectly(a)	0.83	%(c)	1.46%		1.52%		1.51%		1.55%		1.50%
Before fees paid indirectly(a)	1.31%		1.56	%(c)	1.55%		1.55%		1.60%		1.60%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly(a)	(0.23)%		(0.75)%		(0.93)%		(0.99)%		(1.09)%		(1.15)%
Before fees paid indirectly(a)	(0.61)%		(0.86)%		(0.96)%		(1.03)%		(1.14)%		(1.25)%
Portfolio turnover rate	92%		128%		81%		77%		87%		76%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended		Year Ended December 31,
	June 30, 2009 (Unaudited)		2008	2007		2006		2005		2004

Net asset value, beginning of period	$5.77		$9.19	$10.03		$9.74		$11.48		$10.50

Income (loss) from investment operations:
Net investment income (loss)	0.06	(e)	0.06 (e)	0.02	(e)	0.03	(e)	0.01	(e)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.69		(3.33)	—	#	1.41		0.83		1.60

Total from investment operations	0.75		(3.27)	0.02		1.44		0.84		1.61

Less distributions:
Dividends from net investment income	—		(0.05)	—		(0.02)		—		—
Distributions from net realized gains	—		(0.10)	(0.86)		(1.13)		(2.58)		(0.63)

Total dividends and distributions	—		(0.15)	(0.86)		(1.15)		(2.58)		(0.63)

Net asset value, end of period	$6.52		$5.77	$9.19		$10.03		$9.74		$11.48

Total return (b)	13.00%		(35.88)%	0.31%		15.08%		7.61%		15.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$93,441		$330,996	$535,842		$387,990		$319,455		$842,150
Ratio of expenses to average net assets:
After fees paid indirectly(a)	0.50	%(c)	1.15%	1.28%		1.30%		1.24%		1.29%
Before fees paid indirectly(a)	1.04%		1.30%	1.29%		1.31%		1.29%		1.35%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly(a)	2.00%		0.78%	0.17%		0.25%		0.09%		0.08%
Before fees paid indirectly(a)	1.33%		0.62%	0.17%		0.24%		0.04%		0.02%
Portfolio turnover rate	75%		78%	60%		67%		58%		61%

Class B	Six Months Ended		Year Ended December 31,
	June 30, 2009 (Unaudited)		2008	2007		2006		2005		2004

Net asset value, beginning of period	$5.66		$9.01	$9.87		$9.61		$11.39		$10.45

Income (loss) from investment operations:
Net investment income (loss)	0.05	(e)	0.04 (e)	(0.01	)(e)	—	#(e)	(0.02	)(e)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.68		(3.25)	0.01		1.39		0.82		1.59

Total from investment operations	0.73		(3.21)	—		1.39		0.80		1.57

Less distributions:
Dividends from net investment income	—		(0.04)	—		—		—		—
Distributions from net realized gains	—		(0.10)	(0.86)		(1.13)		(2.58)		(0.63)

Total dividends and distributions	—		(0.14)	(0.86)		(1.13)		(2.58)		(0.63)

Net asset value, end of period	$6.39		$5.66	$9.01		$9.87		$9.61		$11.39

Total return (b)	12.90%		(35.99)%	0.10%		14.75%		7.29%		15.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$363,533		$320,011	$539,894		$599,824		$510,799		$498,370
Ratio of expenses to average net assets:
After fees paid indirectly(a)	0.75	%(c)	1.39%	1.53%		1.55%		1.49%		1.54%
Before fees paid indirectly(a)	1.29%		1.55%	1.54%		1.56	%(c)	1.54%		1.60%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly(a)	1.60%		0.54%	(0.08)%		(0.01)%		(0.16)%		(0.17)%
Before fees paid indirectly(a)	1.18%		0.38%	(0.09)%		(0.02)%		(0.21)%		(0.23)%
Portfolio turnover rate	75%		78%	60%		67%		58%		61%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended	Year Ended December 31,
	June 30, 2009 (Unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$3.56	$5.34	$5.61	$5.47	$5.75	$5.63

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.44 (e)	0.45 (e)	0.42 (e)	0.41 (e)	0.42 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.02	(1.72)	(0.27)	0.14	(0.23)	0.09

Total from investment operations	0.13	(1.28)	0.18	0.56	0.18	0.51

Less distributions:
Dividends from net investment income	—	(0.50)	(0.45)	(0.42)	(0.46)	(0.39)

Net asset value, end of period	$3.69	$3.56	$5.34	$5.61	$5.47	$5.75

Total return (b)	3.65%	(23.39)%	3.29%	10.21%	3.26%	9.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$742,032	$682,451	$887,961	$855,156	$770,374	$974,088
Ratio of expenses to average net assets(a)	0.73%	0.76%	0.76%	0.76%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets(a)	6.30%	8.81%	7.78%	7.45%	7.08%	7.20%
Portfolio turnover rate	198%	155%	108%	103%	116%	78%

Class B	Six Months Ended	Year Ended December 31,
	June 30, 2009 (Unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$3.55	$5.32	$5.58	$5.44	$5.71	$5.59

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.42 (e)	0.43 (e)	0.41 (e)	0.39 (e)	0.40 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.01	(1.70)	(0.25)	0.13	(0.21)	0.09

Total from investment operations	0.12	(1.28)	0.18	0.54	0.18	0.49

Less distributions:
Dividends from net investment income	—	(0.49)	(0.44)	(0.40)	(0.45)	(0.37)

Net asset value, end of period	$3.67	$3.55	$5.32	$5.58	$5.44	$5.71

Total return (b)	3.38%	(23.55)%	3.18%	9.93%	3.13%	8.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$619,534	$623,307	$1,034,629	$1,101,281	$1,043,950	$1,029,570
Ratio of expenses to average net assets(a)	0.98%	1.01%	1.01%	1.01%	1.01%	1.01%
Ratio of net investment income (loss) to average net assets(a)	6.13%	8.46%	7.53%	7.20%	6.83%	6.95%
Portfolio turnover rate	198%	155%	108%	103%	116%	78%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO(d)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		January 22, 2008*
Class A	June 30, 2009 (Unaudited)		to December 31, 2008
Net asset value, beginning of period	$5.15		$7.61

Income (loss) from investment operations:
Net investment income (loss)	0.01	(e)	(0.04	)(e)
Net realized and unrealized gain (loss) on investments	0.51		(2.39)

Total from investment operations	0.52		(2.43)

Less distributions:
Distributions from net realized gains	—		(0.03)

Net asset value, end of period	$5.67		$5.15

Total return (b)	10.10%		(32.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$204,978		$367,823
Ratio of expenses to average net assets:
After waivers(a)	1.06%		1.35	%(c)
After waivers and fees paid indirectly(a)	0.44%		1.30	%(c)
Before waivers and fees paid indirectly(a)	1.06%		1.35	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers(a)	(0.35)%		(0.64)%
After waivers and fees paid indirectly(a)	0.28%		(0.59)%
Before waivers and fees paid indirectly(a)	(0.35)%		(0.64)%
Portfolio turnover rate	89%		98%

Class B	Six Months Ended		Year Ended December 31,
	June 30, 2009 (Unaudited)		2008		2007		2006		2005		2004

Net asset value, beginning of period	$5.13		$8.91		$9.52		$8.76		$8.28		$7.36

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	(0.06	)(e)	(0.02	)(e)	(0.07	)(e)	(0.07	)(e)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.51		(3.69)		0.33		0.95		0.70		0.99

Total from investment operations	0.51		(3.75)		0.31		0.88		0.63		0.92

Less distributions:
Distributions from net realized gains	—		(0.03)		(0.92)		(0.12)		(0.15)		—

Net asset value, end of period	$5.64		$5.13		$8.91		$9.52		$8.76		$8.28

Total return (b)	9.94%		(42.21)%		3.60%		10.26%		7.55%		12.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$238,065		$207,749		$392,037		$277,810		$176,610		$93,964
Ratio of expenses to average net assets:
After waivers(a)	1.31%		1.53%		1.47%		1.30%		1.30%		1.30%
After waivers and fees paid indirectly(a)	0.69	%(c)	1.48%		1.27%		1.30%		1.30%		1.30%
Before waivers and fees paid indirectly(a)	1.31%		1.53%		1.54%		1.39%		1.37%		1.43%
Ratio of net investment income (loss) to average net assets:
After waivers(a)	(0.58)%		(0.90)%		(0.39)%		(0.77)%		(0.85)%		(0.89)%
After waivers and fees paid indirectly(a)	(0.16)%		(0.85)%		(0.19)%		(0.77)%		(0.85)%		(0.89)%
Before waivers and fees paid indirectly(a)	(0.58)%		(0.90)%		(0.46)%		(0.85)%		(0.92)%		(1.02)%
Portfolio turnover rate	89%		98%		177%		279%		273%		199%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—		$0.01		$0.01		$0.01		$0.01

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
Class A	June 30, 2009 (Unaudited)		2008	2007		2006		2005	2004

Net asset value, beginning of period	$6.92		$11.23	$13.70		$13.37		$14.02	$13.29

Income (loss) from investment operations:
Net investment income (loss)	0.05	(e)	0.05 (e)	0.10	(e)	0.07	(e)	0.06 (e)	0.07
Net realized and unrealized gain (loss) on investments	0.06		(4.28)	(1.42)		2.09		0.61	2.20

Total from investment operations	0.11		(4.23)	(1.32)		2.16		0.67	2.27

Less distributions:
Dividends from net investment income	—		(0.04)	(0.07)		(0.08)		(0.06)	(0.05)
Distributions from net realized gains	—		(0.04)	(1.08)		(1.75)		(1.26)	(1.49)

Total dividends and distributions	—		(0.08)	(1.15)		(1.83)		(1.32)	(1.54)

Net asset value, end of period	$7.03		$6.92	$11.23		$13.70		$13.37	$14.02

Total return (b)	1.59%		(37.75)%	(9.62)%		16.38%		4.94%	17.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$252,474		$242,715	$628,684		$577,637		$523,308	$281,509
Ratio of expenses to average net assets:
After waivers(a)	1.04%		1.23%	1.07	%(c)	0.85	%(c)	0.79%	0.80%
After waivers and fees paid indirectly(a)	0.45%		1.17%	1.06%		0.77	%(c)	0.70%	0.61%
Before waivers and fees paid indirectly(a)	1.04%		1.23%	1.10%		0.85	%(c)	0.79%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers(a)	1.12%		0.42%	0.71%		0.40	%(c)	0.37%	0.37%
After waivers and fees paid indirectly(a)	1.71%		0.47%	0.72%		0.47	%(c)	0.46%	0.56%
Before waivers and fees paid indirectly(a)	1.12%		0.42%	0.68%		0.40	%(c)	0.37%	0.37%
Portfolio turnover rate	62%		98%	103%		114%		90%	96%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	$—	#	$—		$—	$—
	Six Months Ended		Year Ended December 31,
Class B	June 30, 2009 (Unaudited)		2008	2007		2006		2005	2004

Net asset value, beginning of period	$6.93		$11.24	$13.71		$13.38		$14.02	$13.30

Income (loss) from investment operations:
Net investment income (loss)	0.05	(e)	0.02 (e)	0.07	(e)	0.03	(e)	0.03 (e)	0.03
Net realized and unrealized gain (loss) on investments	0.04		(4.27)	(1.42)		2.09		0.62	2.19

Total from investment operations	0.09		(4.25)	(1.35)		2.12		0.65	2.22

Less distributions:
Dividends from net investment income	—		(0.02)	(0.04)		(0.04)		(0.03)	(0.01)
Distributions from net realized gains	—		(0.04)	(1.08)		(1.75)		(1.26)	(1.49)

Total dividends and distributions	—		(0.06)	(1.12)		(1.79)		(1.29)	(1.50)

Net asset value, end of period	$7.02		$6.93	$11.24		$13.71		$13.38	$14.02

Total return (b)	1.30%		(37.87)%	(9.84)%		16.07%		4.75%	17.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$492,332		$506,586	$980,945		$1,326,859		$1,153,566	$1,042,729
Ratio of expenses to average net assets:
After waivers(a)	1.29%		1.48%	1.32	%(c)	1.10	%(c)	1.04%	1.05%
After waivers and fees paid indirectly(a)	0.70	%(c)	1.42%	1.31	%(c)	1.02	%(c)	0.95%	0.86%
Before waivers and fees paid indirectly(a)	1.29%		1.48%	1.35	%(c)	1.10	%(c)	1.04%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers(a)	0.87%		0.17%	0.48%		0.15	%(c)	0.12%	0.12%
After waivers and fees paid indirectly(a)	1.47%		0.23%	0.50%		0.22	%(c)	0.21%	0.31%
Before waivers and fees paid indirectly(a)	0.87%		0.17%	0.46%		0.15	%(c)	0.12%	0.12%
Portfolio turnover rate	62%		98%	103%		114%		90%	96%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	$—	#	$—		$—	$—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,
Class A	June 30, 2009 (Unaudited)		2008		2007		2006		2005		2004

Net asset value, beginning of period	$6.99		$13.18		$11.12		$10.34		$9.26		$8.87

Income (loss) from investment operations:
Net investment income (loss)	0.01	(e)	(0.05	)(e)	(0.08	)(e)	(0.07	)(e)	(0.08	)(e)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.66		(6.14)		2.14		0.85		1.16		0.50

Total from investment operations	1.67		(6.19)		2.06		0.78		1.08		0.45

Less distributions:
Distributions from net realized gains	—		—		—		—		—		(0.06)

Net asset value, end of period	$8.66		$6.99		$13.18		$11.12		$10.34		$9.26

Total return (b)	23.89%		(46.97)%		18.53%		7.54%		11.54%		525%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,850		$7,124		$36,248		$28,469		$27,263		$25,939
Ratio of expenses to average net assets:
After fees paid indirectly(a)	1.00%		1.41%		1.41%		1.39%		1.36%		150%
Before fees paid indirectly(a)	1.21%		1.42%		1.42%		1.43%		1.42%		1.60%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly(a)	0.20%		(0.41)%		(0.62)%		(0.69)%		(0.85)%		(0.70)%
Before fees paid indirectly(a)	(0.01)%		(0.42)%		(0.63)%		(0.72)%		(0.91)%		(0.80)%
Portfolio turnover rate	90%		148%		132%		163%		148%		160%

	Six Months Ended		Year Ended December 31,
Class B	June 30, 2009 (Unaudited)		2008		2007		2006		2005		2004

Net asset value, beginning of period	$6.86		$12.98		$10.98		$10.23		$9.19		$8.82

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	(0.07	)(e)	(0.11	)(e)	(0.10	)(e)	(0.10	)(e)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.64		(6.05)		2.11		0.85		1.14		0.49

Total from investment operations	1.64		(6.12)		2.00		0.75		1.04		0.43

Less distributions:
Distributions from net realized gains	—		—		—		—		—		(0.06)

Net asset value, end of period	$8.50		$6.86		$12.98		$10.98		$10.23		$9.19

Total return (b)	23.91%		(47.15)%		18.21%		7.33%		11.20%		5.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$435,599		$331,894		$656,676		$516,556		$507,474		$486,608
Ratio of expenses to average net assets:
After fees paid indirectly(a)	1.25%		1.66	%(c)	1.66%		1.64%		1.61%		1.75%
Before fees paid indirectly(a)	1.46%		1.67	%(c)	1.67%		1.68%		1.67%		1.85%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly(a)	(0.04)%		(0.73)%		(0.87)%		(0.94)%		(1.10)%		(0.95)%
Before fees paid indirectly(a)	(0.25)%		(0.74)%		(0.88)%		(0.97)%		(1.16)%		(1.05)%
Portfolio turnover rate	90%		148%		132%		163%		148%		160%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,				August 31, 2006* to December 31, 2006
Class A	June 30, 2009 (Unaudited)		2008		2007

Net asset value, beginning of period	$7.17		$10.85		$10.54		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.40	(e)	0.26	(e)	0.23	(e)
Net realized and unrealized gain (loss) on investments	0.30		(3.69)		0.53		0.56

Total from investment operations	0.29		(3.29)		0.79		0.79

Less distributions:
Dividends from net investment income	—		(0.31)		(0.35)		(0.25)
Distributions from net realized gains	—		(0.08)		(0.13)		—	#

Total dividends and distributions	—		(0.39)		(0.48)		(0.25)

Net asset value, end of period	$7.46		$7.17		$10.85		$10.54

Total return(b)	4.04%		(30.31)%		7.49%		7.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,507		$33,119		$580		$540
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	0.35%		0.35%		0.35%		0.35%
Before waivers and reimbursements(a),(f)	0.56%		0.55%		1.81%		7.98	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(0.35)%		4.45%		2.37%		6.68	%(l)
Before waivers and reimbursements(a),(f)	(0.56)%		4.25%		0.91%		(1.66	)%(l)
Portfolio turnover rate	14%		43%		12%		3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.02		$0.16		$0.29

	Six Months Ended		Year Ended December 31,				August 31, 2006* to December 31, 2006
Class B	June 30, 2009 (Unaudited)		2008		2007

Net asset value, beginning of period	$7.17		$10.85		$10.54		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	0.36	(e)	0.46	(e)	0.39	(e)
Net realized and unrealized gain (loss) on investments	0.30		(3.67)		0.30		0.39

Total from investment operations	0.28		(3.31)		0.76		0.78

Less distributions:
Dividends from net investment income	—		(0.29)		(0.32)		(0.24)
Distributions from net realized gains	—		(0.08)		(0.13)		—	#

Total dividends and distributions	—		(0.37)		(0.45)		(0.24)

Net asset value, end of period	$7.45		$7.17		$10.85		$10.54

Total return(b)	3.91%		(30.50)%		7.22%		7.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,693		$23,402		$13,218		$2,023
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements(a),(f)	0.81%		0.80	%(c)	2.06	%(c)	8.23	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(0.60)%		3.97%		4.12%		11.01	%(l)
Before waivers and reimbursements(a),(f)	(0.81)%		3.63%		2.72%		3.72	%(l)
Portfolio turnover rate	14%		43%		12%		3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.03		$0.16		$0.26

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,				August 31, 2006* to December 31, 2006
Class A	June 30, 2009 (Unaudited)		2008		2007

Net asset value, beginning of period	$6.81		$11.02		$10.65		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.36	(e)	0.21	(e)	0.19	(e)
Net realized and unrealized gain (loss) on investments	0.30		(4.20)		0.60		0.68

Total from investment operations	0.29		(3.84)		0.81		0.87

Less distributions:
Dividends from net investment income	—		(0.26)		(0.30)		(0.22)
Distributions from net realized gains	—		(0.11)		(0.14)		—	#

Total dividends and distributions	—		(0.37)		(0.44)		(0.22)

Net asset value, end of period	$7.10		$6.81		$11.02		$10.65

Total return(b)	4.26%		(34.83)%		7.62%		8.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,341		$31,868		$585		$544
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	0.35%		0.35%		0.35%		0.35%
Before waivers and reimbursements(a),(f)	0.56%		0.57%		1.51%		7.39	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(0.35)%		4.11%		1.86%		5.55	%(l)
Before waivers and reimbursements(a),(f)	(0.56)%		3.90%		0.69%		(2.33	)%(l)
Portfolio turnover rate	8%		21%		15%		2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.02		$0.13		$0.27

	Six Months Ended		Year Ended December 31,				August 31, 2006* to December 31, 2006
Class B	June 30, 2009 (Unaudited)		2008		2007

Net asset value, beginning of period	$6.81		$11.02		$10.65		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	0.31	(e)	0.35	(e)	0.31	(e)
Net realized and unrealized gain (loss) on investments	0.30		(4.16)		0.43		0.55

Total from investment operations	0.28		(3.85)		0.78		0.86

Less distributions:			1
Dividends from net investment income	—		(0.25)		(0.27)		(0.21)
Distributions from net realized gains	—		(0.11)		(0.14)		—	#

Total dividends and distributions	—		(0.36)		(0.41)		(0.21)

Net asset value, end of period	$7.09		$6.81		$11.02		$10.65

Total return(b)	4.11%		(35.00)%		7.35%		8.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,213		$22,355		$17,298		$2,154
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements(a),(f)	0.81%		0.82	%(c)	1.76	%(c)	7.64	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(0.60)%		3.40%		3.10%		8.86	%(l)
Before waivers and reimbursements(a),(f)	(0.81)%		3.05%		2.03%		2.18	%(l)
Portfolio turnover rate	8%		21%		15%		2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.03		$0.12		$0.24

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended		Year Ended December 31,				August 31, 2006* to December 31, 2006
Class A	June 30, 2009 (Unaudited)		2008		2007

Net asset value, beginning of period	$6.59		$11.21		$10.76		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.34	(e)	0.17	(e)	0.16	(e)
Net realized and unrealized gain (loss) on investments	0.31		(4.58)		0.66		0.78

Total from investment operations	0.30		(4.24)		0.83		0.94

Less distributions:
Dividends from net investment income	—		(0.24)		(0.27)		(0.18)
Distributions from net realized gains	—		(0.14)		(0.11)		—	#

Total dividends and distributions	—		(0.38)		(0.38)		(0.18)

Net asset value, end of period	$6.89		$6.59		$11.21		$10.76

Total return(b)	4.55%		(37.94)%		7.75%		9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,178		$10,038		$589		$547
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	0.35%		0.35%		0.35%		0.35%
Before waivers and reimbursements(a),(f)	0.86%		0.94%		2.48%		9.66	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(0.35)%		3.92%		1.48%		4.50	%(l)
Before waivers and reimbursements(a),(f)	(0.86)%		3.33%		(0.64)%		(4.99	)%(l)
Portfolio turnover rate	7%		12%		6%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02		$0.05		$0.24		$0.33

	Six Months Ended		Year Ended December 31,				August 31, 2006* to December 31, 2006
Class B	June 30, 2009 (Unaudited)		2008		2007

Net asset value, beginning of period	$6.60		$11.21		$10.76		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	0.30	(e)	0.29	(e)	0.19	(e)
Net realized and unrealized gain (loss) on investments	0.30		(4.55)		0.51		0.74

Total from investment operations	0.28		(4.25)		0.80		0.93

Less distributions:
Dividends from net investment income	—		(0.22)		(0.24)		(0.17)
Distributions from net realized gains	—		(0.14)		(0.11)		—	#

Total dividends and distributions	—		(0.36)		(0.35)		(0.17)

Net asset value, end of period	$6.88		$6.60		$11.21		$10.76

Total return(b)	4.24%		(38.01)%		7.37%		9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,018		$14,430		$9,825		$1,228
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements(a),(f)	1.11%		1.19	%(c)	2.73	%(c)	9.91	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(0.60)%		3.34%		2.54%		5.42	%(l)
Before waivers and reimbursements(a),(f)	(1.11)%		2.59%		0.53%		(3.77	)%(l)
Portfolio turnover rate	7%		12%		6%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02		$0.07		$0.23		$0.32

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31,				August 31, 2006* to December 31, 2006
			2008		2007

Net asset value, beginning of period	$6.20		$11.16		$10.86		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.29	(e)	0.13	(e)	0.12	(e)
Net realized and unrealized gain (loss) on investments	0.31		(4.86)		0.74		0.89

Total from investment operations	0.30		(4.57)		0.87		1.01

Less distributions:
Dividends from net investment income	—		(0.20)		(0.23)		(0.15)
Distributions from net realized gains	—		(0.19)		(0.34)		—	#

Total dividends and distributions	—		(0.39)		(0.57)		(0.15)

Net asset value, end of period	$6.50		$6.20		$11.16		$10.86

Total return(b)	4.84%		(41.18)%		8.09%		10.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,809		$3,014		$595		$551
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	0.35%		0.35%		0.35%		0.35%
Before waivers and reimbursements(a),(f)	1.36%		1.63%		2.91%		10.59	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(0.35)%		3.40%		1.13%		3.47	%(l)
Before waivers and reimbursements(a),(f)	(1.36)%		2.12%		(1.42)%		(6.92	)%(l)
Portfolio turnover rate	9%		5%		23%		7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.03		$0.11		$0.29		$0.36

Class B	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31,				August 31, 2006* to December 31, 2006
			2008		2007

Net asset value, beginning of period	$6.20		$11.16		$10.86		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	0.24	(e)	0.21	(e)	0.18	(e)
Net realized and unrealized gain (loss) on investments	0.31		(4.82)		0.63		0.82

Total from investment operations	0.29		(4.58)		0.84		1.00

Less distributions:
Dividends from net investment income	—		(0.19)		(0.20)		(0.14)
Distributions from net realized gains	—		(0.19)		(0.34)		—	#

Total dividends and distributions	—		(0.38)		(0.54)		(0.14)

Net asset value, end of period	$6.49		$6.20		$11.16		$10.86

Total return(b)	4.68%		(41.33)%		7.82%		10.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,358		$8,696		$6,588		$1,052
Ratio of expenses to average net assets:
After waivers and reimbursements(a),(f)	0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements(a),(f)	1.61	%(c)	1.88	%(c)	3.16	%(c)	10.84	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a),(f)	(0.60)%		2.71%		1.78%		5.06	%(l)
Before waivers and reimbursements(a),(f)	(1.61)%		1.33%		(0.70)%		(5.07	)%(l)
Portfolio turnover rate	9%		5%		23%		7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.03		$0.12		$0.29		$0.36

See Notes to Financial Statements. 251

AXA PREMIER VIP TRUST

FINANCIAL HIGHLIGHTS — (Concluded)

*	Commencement of operations.
#	Per share amount is less than $0.01.
(†)	The capital contribution from affiliate is related to certain adjustments to historic net asset values.
‡	Amount is less than 1%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	On July 6, 2007, this Portfolio received, through a merger, the assets and liabilities of the EQ/Wells Fargo Montgomery Small Cap Portfolio that followed the same investment objectives of this Portfolio. The information from October 1, 2004 through July 6, 2007 is that of the predecessor EQ/Wells Fargo Montgomery Small Cap Portfolio. Information for the year ended December 31, 2007 includes the results of the operations of the predecessor EQ/Wells Fargo Montgomery Small Cap Portfolio from January 1, 2007 through July 6, 2007.
(e)	Net investment income and capital changes are based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios unless otherwise noted.
(j)	Expenses include the expenses of the underlying Portfolios.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(n)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (46.77)%.
(o)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (46.87)%.

See Notes to Financial Statements. 252

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NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (Unaudited)

Note 1    Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twenty-two diversified Portfolios (each a “Portfolio”). The investment manager to each Portfolio is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (“Target Allocation Portfolios”), and an allocated portion of the Multimanager Technology Portfolio, is provided by multiple investment sub-advisers (each an “Adviser”).

On January 22, 2008, AXA Equitable contributed $100,000 in seed capital to the Class A shares of the Multimanager Small Cap Growth Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The AXA Allocation Portfolios and the Target Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio and Target Allocation Portfolio pursues its investment objective by investing exclusively in other affiliated mutual funds managed by AXA Equitable (EQ Advisors Trust and AXA Premier VIP Trust).

All of the Portfolios, except the AXA Allocation Portfolios and Target Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust has the right to issue two classes of shares, Class A and Class B. The Class B shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, an indirect wholly-owned subsidiary of AXA, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other Series of the Trust and to Series of EQ Advisors Trust, a separate registered investment company managed by AXA Equitable that currently sell its shares to accounts and plans.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks long-term capital appreciation.

Multimanager Aggressive Equity Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable), ClearBridge Advisors, LLC, Legg Mason Capital Management, Inc., Marsico Capital Management, LLC (“Marsico”), and SSgA Funds Management, Inc. (“SSgA FM”)) — Long-term growth of capital. As of February 18, 2009, SSgA FM was added as an advisor to the Portfolio.

Multimanager Core Bond Portfolio (advised by BlackRock Financial Management, Inc., Pacific Investment Management Company LLC (“PIMCO”), and SSgA FM) — To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk. As of February 23, 2009, SSgA FM was added as an advisor to the Portfolio.

Multimanager Health Care Portfolio (advised by Invesco Aim Capital Management, Inc., RCM Capital Management LLC (“RCM”), SSgA FM and Wellington Management Company, LLP (“Wellington Management”)) — Long-term growth of capital. As of January 29, 2009, SSgA FM was added as an advisor to the Portfolio.

Multimanager International Equity Portfolio (advised by AllianceBernstein, JPMorgan Investment Management Inc., Marsico and SSgA FM) — Long-term growth of capital. As of February 4, 2009, SSgA FM was added as an advisor to the Portfolio.

Multimanager Large Cap Core Equity Portfolio (advised by AllianceBernstein, Janus Capital Management LLC, SSgA FM and Thornburg Investment Management, Inc.) — Long-term growth of capital. As of February 4, 2009, SSgA FM was added as an advisor to the Portfolio.

Multimanager Large Cap Growth Portfolio (advised by Goodman & Co. NY Ltd., SSgA FM, T. Rowe Price Associates, Inc. and Westfield Capital Management Company LP) — Long-term growth of capital. As of January 27, 2009, SSgA FM was added as an advisor to the Portfolio.

Multimanager Large Cap Value Portfolio (advised by AllianceBernstein, Institutional Capital LLC, MFS Investment Management and SSgA FM) — Long-term growth of capital. As of February 4, 2009, SSgA FM was added as an advisor to the Portfolio.

Multimanager Mid Cap Growth Portfolio (advised by AllianceBernstein, Franklin Advisers, Inc., SSgA FM and Wellington Management) — Long-term growth of capital. As of February 11, 2009, SSgA FM was added as an advisor to the Portfolio.

Multimanager Mid Cap Value Portfolio (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), SSgA FM, Tradewinds Global Investors, LLC and Wellington Management) — Long-term growth of capital. As of February 11, 2009, SSgA FM was added as an advisor to the Portfolio.

Multimanager Multi-Sector Bond Portfolio (formerly Multimanager High Yield Portfolio) (advised by PIMCO, Post Advisory Group, LLC and SSgA FM) — High total return through a combination of

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

current income and capital appreciation. As of April 22, 2009, SSgA FM was added as an advisor to the Portfolio.

Multimanager Small Cap Growth Portfolio (advised by Eagle Asset Management, Inc., SSgA FM and Wells Capital Management Inc.) — Long-term growth of capital. As of February 18, 2009, SSgA FM was added as an advisor to the Portfolio.

Multimanager Small Cap Value Portfolio (advised by Franklin Advisory Services, LLC, Pacific Global Management Company and SSgA FM) — Long-term growth of capital. As of February 18, 2009, SSgA FM was added as an advisor to the Portfolio.

Multimanager Technology Portfolio (advised by Firsthand Capital Management, Inc., RCM, SSgA FM and Wellington Management) — Long-term growth of capital. As of January 28, 2009, SSgA FM was added as an advisor to the Portfolio.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

The Portfolios are subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market,

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

such securities are reflected as Level 2.

A summary of inputs used to value each Portfolio’s net assets as of June 30, 2009 is included in the Portfolio of Investments.

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price or, if there is no reported sale during the day or official closing price, at a bid estimated by a broker.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options are valued at their last sale price, or if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds and notes will be valued at a bid price estimated by a broker.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost. The EQ/Money Market Portfolio seeks to maintain a constant net asset value of $1.00, but there can be no assurance that it will be able to do so.

Investments in Exchange Traded Funds (ETFs) are valued based on last sale price on the respective exchange.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency notes as quoted by a pricing service as of a designated hour on the valuation date.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued in good faith under the direction of the Trustees.

Investments in the AXA Allocation Portfolios and the Target Allocation Portfolios are valued based on the net asset value per share of each underlying open-end mutual fund (other than ETFs), which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. The value and percentage, based on Total Investments, of the investments that applied these procedures on June 30, 2009 are as follows:

Portfolios:	Market Value	Percentage of Total Investments*
Multimanager Health Care	$13,982,931	4.3%
Multimanager International Equity	954,053,145	88.0
Multimanager Large Cap Core	10,413,150	1.6
Multimanager Large Cap Value	13,316,403	1.0
Multimanager Mid Cap Growth	4,092,010	1.0
Multimanager Mid Cap Value	1,824,882	0.4
Multimanager Small Cap Value	231,705	—	#
Multimanager Technology	13,695,813	3.1

* excluding Investments of Cash Collateral for Securities on Loan.

# Less than 0.05%.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities as interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Portfolios adopted the provisions of the FASB Interpretation Number 48 - Accounting for Uncertainty in Income Taxes (“the Interpretation” or “FIN 48”), on December 31, 2007. At June 30, 2009, the Portfolios did not have any liabilities for uncertain tax positions. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties.

Each of the tax years in the four year period ended December 31, 2008 remain subject to examination by the Internal Revenue Service and state taxing authorities. FIN 48 had no impact on the Portfolios for the year ended December 31, 2008.

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (Multimanager Core Bond declares and distributes monthly). Distributions from net realized short-term and long-term capital gains, if any, are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable unless such gains are offset by capital loss carryforwards. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends and distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences are primarily due to differing book and tax treatments for organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year.

The tax composition of distributed and undistributed income and gains for the years ended December 31, 2008 and December 31, 2007, were as follows:

	Year Ended December 31, 2008				Year Ended December 31, 2007
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Conservative Allocation	$66,401,374	$14,776,714	$—	$2,702,908	$21,368,434	$8,673,731	$—	$8,204,533
AXA Conservative-Plus Allocation	54,829,847	36,745,585	—	2,679,153	37,710,012	21,933,958	30,000	25,692,644

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

	Year Ended December 31, 2008				Year Ended December 31, 2007
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Moderate Allocation	$370,627,445	$388,857,007	$—	$11,769,459	$298,600,094	$52,620,672	$—	$281,484,720
AXA Moderate-Plus Allocation	250,828,191	559,424,936	—	20,523,372	287,282,601	287,860,350	—	460,742,283
AXA Aggressive Allocation	49,303,399	206,971,528	59,296	3,083,153	73,945,478	100,301,029	—	164,086,702
Multimanager Aggressive Equity	6,214,318	—	35,872	—	2,642,629	—	456,432	—
Multimanager Core Bond	207,175,981	47,135,586	—	—	125,976,717	—	2,620,754	3,011,991
Multimanager Health Care	3,018,648	1,578,860	—	—	14,562,365	18,427,218	2,912,273	1,502,977
Multimanager International Equity	77,511,552	18,971,707	972,411	—	95,478,324	101,354,141	31,129,819	18,971,707
Multimanager Large Cap Core Equity	10,831,433	—	—	—	32,902,483	41,565,481	2,563,155	—
Multimanager Large Cap Growth	53,996	—	—	—	5,929,173	41,310,199	51,863	—
Multimanager Large Cap Value	35,259,292	3,521,292	—	—	111,537,136	106,635,518	1,415,383	3,343,040
Multimanager Mid Cap Growth	3,043,981	4,128,512	—	—	—	83,221,222	3,069,989	4,100,311
Multimanager Mid Cap Value	4,821,485	11,956,713	3,755,335	—	13,148,254	80,529,778	560,811	11,960,386
Multimanager Multi-Sector Bond	157,290,685	—	—	—	147,966,792	—	1,728,137	—
Multimanager Small Cap Growth	2,535,039	102,520	—	—	24,310,615	12,226,903	2,369,788	101,427
Multimanager Small Cap Value	3,268,398	4,501,548	—	—	70,233,923	86,605,208	—	3,389,593
Multimanager Technology	—	—	—	—	—	—	—	—
Target 2015 Allocation	1,952,642	924,929	—	—	443,794	71,472	—	280,687
Target 2025 Allocation	1,595,453	1,153,544	—	70,416	474,399	134,797	—	431,133
Target 2035 Allocation	653,191	618,788	—	28,830	235,561	48,431	—	271,474
Target 2045 Allocation	253,717	386,856	—	26,023	145,251	162,141	—	206,051

Fees Paid Indirectly:

For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended June 30, 2009, several Portfolios reduced expenses under these arrangements as follows:

Portfolios:	Amount
Multimanager Aggressive Equity	$884,867
Multimanager Health Care	231,483
Multimanager International Equity	834,162
Multimanager Large Cap Core Equity	742,942
Multimanager Large Cap Growth	208,471
Multimanager Large Cap Value	1,450,399
Multimanager Mid Cap Growth	824,834
Multimanager Mid Cap Value	1,311,993
Multimanager Small Cap Growth	1,190,716

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

Portfolios:	Amount
Multimanager Small Cap Value	$2,012,185
Multimanager Technology	384,656

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the return on the investment of cash collateral received on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. Cash collateral is invested on behalf of a Portfolio in a manner similar to the Portfolio’s investment of its cash reserves and the Portfolio bears all of the gains and losses on such investments. The net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At June 30, 2009, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. The Portfolios bear the risk of any loss in market value of the investments purchased with cash collateral.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2009 (Unaudited)

short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Accounting for Derivative Instruments:

The Portfolios are subject to the provisions of Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

All open derivative positions at period end are reflected on each respective Portfolio’s Schedule of Investments and the colume of these open positions relative to the net assets of each respective Portfolio is generally representative of open positions throughout the reporting period for each respective Portfolio.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these

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investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon

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payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Portfolios held swaps at June 30, 2009.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at June 30, 2009.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2    Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with AXA Equitable. The Management Agreement for the Portfolios (other than the AXA Allocation Portfolios and the Target Allocation Portfolios) obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the sub-advisers for each portfolio: (iii) monitor each sub-adviser’s investment programs and results; (iv) review brokerage matters: (v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement for the AXA Allocation Portfolios and the Target Allocation Portfolios obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the AXA Allocation Portfolios and the Target Allocation Portfolios; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the six months ended June 30, 2009, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
AXA Conservative Allocation	0.10% of average daily net assets
AXA Conservative-Plus Allocation	0.10% of average daily net assets
AXA Moderate Allocation	0.10% of average daily net assets
AXA Moderate-Plus Allocation	0.10% of average daily net assets
AXA Aggressive Allocation	0.10% of average daily net assets
Target 2015 Allocation	0.10% of average daily net assets
Target 2025 Allocation	0.10% of average daily net assets

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Portfolios:	Management Fee
Target 2035 Allocation	0.10% of average daily net assets
Target 2045 Allocation	0.10% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Multimanager Aggressive Equity	0.600%	0.550%	0.525%	0.500%	0.475%
Multimanager Health Care	0.950	0.900	0.875	0.850	0.825
Multimanager International Equity	0.850	0.800	0.775	0.750	0.725
Multimanager Large Cap Core Equity	0.700	0.650	0.625	0.600	0.575
Multimanager Large Cap Growth	0.750	0.700	0.675	0.650	0.625
Multimanager Large Cap Value	0.750	0.700	0.675	0.650	0.625
Multimanager Mid Cap Growth	0.800	0.750	0.725	0.700	0.675
Multimanager Mid Cap Value	0.800	0.750	0.725	0.700	0.675
Multimanager Small Cap Growth	0.850	0.800	0.775	0.750	0.725
Multimanager Small Cap Value	0.850	0.800	0.775	0.750	0.725
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
	First $500 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Multi-Sector Bond	0.550%	0.525%	0.500%	0.480%	0.470%

	First $1.25 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Core Bond	0.550%	0.525%	0.500%	0.475%	0.450%

On behalf of the Trust, with the exception of the AXA Allocation Portfolios and Target Allocation Portfolios, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers for the Trust’s Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3    Administrative Fees

Pursuant to an administrative agreement, AXA Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust shall pay to AXA Equitable an annual fee in accordance with the following schedule:

(i) $35,000 for each Portfolio, and for each multi-advised Portfolio, each “sleeve” of the multi-advised Portfolio except for the “sleeve” of the Multimanager Technology Portfolio advised by AXA Equitable for which the $35,000 fee will not apply; and

(ii) With respect to all Portfolios except the Allocation Portfolios and the Target Allocation Portfolios (“Multimanager Portfolios”):

0.150 of 1% of total average net assets of the Multimanager Portfolios up to and including $15 billion;

0.125 of 1% of total average net assets of the Multimanager Portfolios in excess of $15 billion and up to and including $30 billion;

0.100 of 1% of total average net assets of the Multimanager Portfolios in excess of $30 billion; and

(iii) With respect to the Allocation Portfolios and Target Allocation Portfolios:

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0.150 of 1% of total average net assets of the Allocation Portfolios and Target Allocation Portfolios (excluding the assets of the Multimanager Portfolios).

The foregoing calculations are based on the average daily net assets of the Trust as described. The fees will be computed, billed and payable monthly.

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investor Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4    Custody Fees

JPMorgan, an affiliate of J.P. Morgan Investor Services Co., serves as custodian of the Trust’s portfolio securities and other assets. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5    Distribution Plans

The Trust has entered into distribution agreements with AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”), both indirect wholly-owned subsidiaries of AXA Equitable (collectively, the “Distributors”), pursuant to which the Distributors serve as the principal underwriters of the Class A and Class B shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust (“Distribution Plan”). The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average daily net assets attributable to the Trust’s Class B shares for which it provides service. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class B shares. This limitation will be in effect at least until April 30, 2010. The Trust’s Class A shares are not subject to such fees.

Note 6    Expense Limitation

The Manager has contractually agreed to make payments or waive its fees to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests (except as noted below) and extraordinary expenses) through April 30, 2010 (“Expense Limitation Agreement”). The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense ratio cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Class B Distribution Plan) for each Portfolio are limited to:

Portfolios:
Multimanager Core Bond	0.75%
Target 2015 Allocation	0.35%
Target 2025 Allocation	0.35%
Target 2035 Allocation	0.35%
Target 2045 Allocation	0.35%

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The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Class B Distribution Plan) for each AXA Allocation Portfolio (that includes the Underlying Portfolios fees and expenses) are limited to:

Portfolios:
AXA Conservative Allocation	0.75%
AXA Conservative-Plus Allocation	0.85%
AXA Moderate Allocation	0.90%
AXA Moderate-Plus Allocation	0.95%
AXA Aggressive Allocation	1.00%

Prior to May 1, 2009, the expense limitations were limited to:

Multimanager Health Care	1.60%
Multimanager International Equity	1.55%
Multimanager Large Cap Core Equity	1.10%
Multimanager Large Cap Growth	1.10%
Multimanager Large Cap Value	1.10%
Multimanager Mid Cap Growth	1.35%
Multimanager Mid Cap Value	1.35%
Multimanager Small Cap Growth	1.30%
Multimanager Small Cap Value	1.30%
Multimanager Technology	1.60%

During the six months ended June 30, 2009, the Manager did not receive any recoupment for the Portfolios within the Trust. Recoupments in excess of waivers during the six months would be presented as Recoupment Fees in the Statement of Operations. At June 30, 2009, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

	Amount Eligible through				Total Eligible for Reimbursement
Portfolios:	2009	2010	2011	2012
AXA Conservative Allocation	$—	$—	$—	$1,303,254	$1,303,254
AXA Conservative-Plus Allocation	—	—	—	770,842	770,842
AXA Moderate Allocation	—	—	—	3,276,579	3,276,579
AXA Moderate-Plus Allocation	—	—	—	3,091,124	3,091,124
AXA Aggressive Allocation	—	—	—	863,295	863,295
Target 2015 Allocation	40,611	108,122	129,824	57,579	336,136
Target 2025 Allocation	40,627	106,806	131,260	58,879	337,572
Target 2035 Allocation	40,740	113,404	148,465	68,246	370,855
Target 2045 Allocation	40,673	100,020	149,579	66,159	356,431

The AXA Allocation Portfolios and the Target Allocation Portfolios invest exclusively in shares of other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable. Therefore, each AXA Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each AXA Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with each AXA Allocation Portfolio’s investments in Underlying Portfolios is:

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Portfolios:	Range of Expenses
AXA Conservative Allocation	0.50% to 0.75%
AXA Conservative-Plus Allocation	0.55% to 0.80%
AXA Moderate Allocation	0.55% to 0.80%
AXA Moderate-Plus Allocation	0.60% to 0.85%
AXA Aggressive Allocation	0.60% to 0.85%
Target 2015 Allocation	0.50% to 0.75%
Target 2025 Allocation	0.45% to 0.70%
Target 2035 Allocation	0.45% to 0.70%
Target 2045 Allocation	0.45% to 0.70%

Thus, the net expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio, including the AXA Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation*	0.75%	1.00%
AXA Conservative-Plus Allocation*	0.85%	1.10%
AXA Moderate Allocation*	0.90%	1.15%
AXA Moderate-Plus Allocation*	0.95%	1.20%
AXA Aggressive Allocation*	1.00%	1.25%

* Expenses limited to an all in expense cap which includes direct and indirect expenses.

Portfolios:	Class A	Class B
Target 2015 Allocation	0.85% to 1.10%	1.10% to 1.35%
Target 2025 Allocation	0.80% to 1.05%	1.05% to 1.30%
Target 2035 Allocation	0.80% to 1.05%	1.05% to 1.30%
Target 2045 Allocation	0.80% to 1.05%	1.05% to 1.30%

Absent the Expense Limitation Agreement of the Allocation Portfolios and the Target Allocation Portfolios, the total expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	0.80% to 1.05%	1.05% to 1.30%
AXA Conservative-Plus Allocation	0.85% to 1.10%	1.10% to 1.35%
AXA Moderate Allocation	0.85% to 1.10%	1.10% to 1.35%
AXA Moderate-Plus Allocation	0.90% to 1.15%	1.15% to 1.40%
AXA Aggressive Allocation	0.95% to 1.20%	1.20% to 1.45%
Target 2015 Allocation	1.06% to 1.31%	1.31% to 1.56%
Target 2025 Allocation	1.01% to 1.26%	1.26% to 1.51%
Target 2035 Allocation	1.31% to 1.56%	1.56% to 1.81%
Target 2045 Allocation	1.81% to 2.06%	2.06% to 2.31%

The above Allocation Portfolio information is based on a weighted-average range of the expense ratios since the average assets of each AXA Allocation Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an AXA Allocation Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

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Note 7    Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At June 30, 2009, the total amount deferred by the Trustees participating in the Plan was $387,437.

Note 8    Percentage of Ownership by Affiliates

At June 30, 2009, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
AXA Conservative Allocation	—	%#
AXA Conservative-Plus Allocation	0.02
AXA Moderate Allocation	—	#
AXA Moderate-Plus Allocation	—	#
AXA Aggressive Allocation	0.01
Multimanager Aggressive Equity	0.04
Multimanager Core Bond	0.04
Multimanager Health Care	0.02
Multimanager International Equity	0.02
Multimanager Large Cap Core Equity	0.07
Multimanager Large Cap Growth	0.03
Multimanager Large Cap Value	0.01
Multimanager Mid Cap Growth	0.01
Multimanager Mid Cap Value	0.04
Multimanager Multi-Sector Bond	0.04
Multimanager Small Cap Growth	0.01
Multimanager Small Cap Value	0.04
Multimanager Technology	0.05
Target 2015 Allocation	0.02
Target 2025 Allocation	—	#
Target 2035 Allocation	3.76
Target 2045 Allocation	5.75
# Percentage of ownership is less than 0.005%.

Shares of some of the Portfolios are held by the All Asset Allocation Portfolio and the Crossings Portfolios of the EQ Advisors Trust, also managed by AXA Equitable, and the AXA Allocation Portfolios and Target Allocation Portfolios. The following tables represent the percentage of ownership that the All Asset Allocation Portfolio, each Crossings Portfolio, and each AXA Allocation Portfolio and Target Allocation Portfolio has in each respective underlying investment company’s net assets as of June 30, 2009.

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Portfolios:	All Asset Allocation
Multimanager Core Bond	0.26%
Multimanager International Equity	0.60
Multimanager Large Cap Core Equity	1.15
Multimanager Large Cap Value	0.61
Multimanager Mid Cap Growth	0.38
Multimanager Mid Cap Value	0.95
Multimanager Small Cap Growth	1.29
Multimanager Small Cap Value	0.09

Portfolios:	Crossings Conservative Allocation		Crossings Conservative- Plus Allocation		Crossings Moderate Allocation		Crossings Moderate- Plus Allocation	Crossings Aggressive Allocation
Multimanager Multi-Sector Bond	—	%#	—	%#	—	%#	—%	—%
# Percentage of ownership is less than 0.005%.

Portfolios:	AXA Conservative Allocation		AXA Conservative- Plus Allocation		AXA Moderate Allocation		AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/AllianceBernstein International	0.17%		0.42%		2.80%		6.20%	3.10%
EQ/AllianceBernstein Small Cap Growth	—		—		6.70		11.48	4.49
EQ/AXA Franklin Small Cap Value Core	—		3.51		24.29		28.22	10.04
EQ/BlackRock Basic Value Equity	0.68		1.26		8.08		11.58	4.12
EQ/BlackRock International Value	0.43		0.77		4.84		10.91	5.51
EQ/Boston Advisors Equity Income	2.70		5.37		19.78		24.27	6.57
EQ/Core Bond Index	9.84		6.63		26.97		21.32	1.61
EQ/GAMCO Small Company Value	—		0.74		4.93		6.20	2.77
EQ/Global Bond PLUS	10.88		7.78		32.90		—	—
EQ/Global Multi-Sector Equity	0.40		0.79		6.17		8.21	2.81
EQ/Intermediate Government Bond Index	6.13		4.32		23.63		21.08	1.35
EQ/International Core PLUS	1.20		2.69		18.42		27.71	7.72
EQ/International ETF	1.52		4.13		31.33		46.78	14.05
EQ/International Growth	0.65		1.52		10.37		23.09	11.58
EQ/Large Cap Core PLUS	3.09		4.62		29.90		39.68	15.01
EQ/Large Cap Growth Index	2.36		3.71		23.87		37.13	13.47
EQ/Large Cap Growth PLUS	1.88		2.89		19.51		29.72	11.56
EQ/Large Cap Value Index	2.86		4.73		26.88		37.92	16.89
EQ/Large Cap Value PLUS	0.70		1.15		11.15		17.29	6.25

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Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/Mid Cap Index	—%	1.19%	8.87%	11.68%	5.27%
EQ/PIMCO Ultra Short Bond	6.13	4.46	20.86	13.73	1.19
EQ/Quality Bond PLUS	11.12	7.47	34.52	24.14	2.00
EQ/Small Company Index	—	1.94	19.99	21.95	6.72
Multimanager Core Bond	9.43	6.38	29.60	20.95	1.57
Multimanager International Equity	1.09	2.20	16.16	24.30	7.68
Multimanager Large Cap Core Equity	3.67	3.62	19.79	38.12	13.21
Multimanager Large Cap Value	1.98	3.21	17.31	30.06	12.02
Multimanager Mid Cap Growth	—	1.07	6.61	7.90	1.70
Multimanager Mid Cap Value	2.01	0.72	4.53	6.82	1.91
Multimanager Multi-Sector Bond	6.30	4.80	24.67	—	—
Multimanager Small Cap Growth	—	—	12.98	23.24	8.75
Multimanager Small Cap Value	—	0.69	4.67	22.98	4.21

Portfolios:	Target 2015 Allocation		Target 2025 Allocation		Target 2035 Allocation		Target 2045 Allocation
EQ/Bond Index	24.96%		14.94%		3.38%		0.14%
EQ/Equity 500 Index	0.66		0.88		0.54		0.30
EQ/Global Bond PLUS	0.08		0.07		0.02		—
EQ/Global Multi-Sector Equity	0.31		0.32		0.18		0.09
EQ/International ETF	0.61		0.75		0.43		0.25
EQ/PIMCO Ultra Short Bond	—	#	—	#	—	#	—
EQ/Quality Bond PLUS	0.02		0.01		0.01		—
EQ/Small Company Index	0.24		0.34		0.18		0.11
Multimanager Aggressive Equity	0.40		0.44		0.24		0.12
Multimanager Large Cap Value	0.26		0.28		0.14		0.07
Multimanager Mid Cap Growth	0.05		0.04		0.03		0.02
Multimanager Mid Cap Value	0.37		0.44		0.19		0.11
Multimanager Multi-Sector Bond	0.31		0.20		0.07		—	#

# Percentage of ownership is less than 0.005%.

Note 9    Subsequent Events

The Manager evaluated subsequent events from June 30, 2009, the date of these financial statements, through August 17, 2009, the date these financial statements were issued and available. The subsequent events include the following:

On June 17, 2009, the Board of Trustees of the Trust approved a form of Plan of Reorganization and Termination (“Reorganization Plan”), which must be approved by shareholders of the Multimanager Health Care Portfolio (“Health Care Portfolio”) of the Trust, and provides for the reorganization of the Health Care Portfolio into the Multimanager Aggressive Equity Portfolio of the Trust (“Reorganization”). A special shareholders meeting of the Health Care Portfolio is scheduled to be held

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

June 30, 2009 (Unaudited)

on or about September 10, 2009 to vote on the Reorganization Plan. It is anticipated that, subject to shareholder approval, the Reorganization will occur on or about September 18, 2009. Additional information regarding the Reorganization was sent to shareholders of the Health Care Portfolio as part of proxy solicitation materials on or about August 6, 2009.

Effective August 1, 2009, Firsthand Capital Management, Inc. (“Firsthand’) will no longer serve as a sub-adviser to an allocated portion of the Technology Portfolio. RCM Capital Management LLC, SSgA Funds Management, Inc., and Wellington Management Company, LLP will remain as sub-advisers to the Technology Portfolio.

At a meeting held on July 22-23, 2009, the Board of Trustees of the Trust approved a change to the administrative services fee for all of the Portfolios except for the Allocation Portfolios and the Target Allocation Portfolios (collectively, the “Multimanager Portfolios”). Effective September 1, 2009, the Trust shall pay AXA Equitable (in addition to the current asset based fee) an annual fixed fee of $32,500 per Multimanager Portfolio and an additional $32,500 for each portion of a Multimanager Portfolio for which separate administrative services are provided (e.g., portions of a portfolio allocated to separate sub-advisers and/or managed in a discrete style), except the $32,500 fee will not apply in the case of the allocated portion of the Multimanager Technology Portfolio advised by AXA Equitable.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (50)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	86	None
Gerald C. Crotty c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (57)	Trustee	From November 2001 to present	President of Weichert Enterprise LLC, a private equity investment firm; Co- founder and CEO of Excelsior Ventures Management, a private equity and venture capital firm; from 1991 to 1998, held various positions with ITT Corporation, including President and COO of ITT Consumer Financial Corp. and Chairman, President and CEO of ITT Information Services.	22	From 2002 to present, Director of Access Integrated Technologies, Inc.; from 2005 to present, director of Jones Apparel Group, Inc.

*   Affiliated with the Manager and Distributors.

** Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (Continued)
Barry Hamerling c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (62)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; Since 2003, Managing Partner of Premium Salads; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	22	From 2007 to present, Trustee of the Merger Fund; from 1998 to present, Director and Chairman of Ayco Charitable Foundation.
Cynthia R. Plouché c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (51)	Trustee	From November 2001 to present	Since June 2006, Portfolio Manager at Williams Capital Management, Inc.; from June 2003 to 2006, Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.	22	None
Rayman Louis Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (61)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	22	None

*   Affiliated with the Manager and Distributors.

** Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (50)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present

From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (53)	Vice President and Secretary	From November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (38)	Chief Compliance Officer, Vice President and Anti- Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from May 2007 to present; Vice President and AML Compliance Officer from December 2005 to present

From June 2007 to present, Vice President of AXA Equitable and Chief Compliance Officer of AXA Equitable’s Funds Management Group; from August 2005 to June 2007, Vice President of AXA Equitable and Deputy Chief Compliance Officer of AXA Equitable’s Fund Management Group; from March 2004 to August 2005, Vice President of AXA Equitable and Compliance Officer of AXA Equitable’s Funds Management Group.

Brian E. Walsh 1290 Avenue of the Americas, New York, New York 10104 (41)	Chief Financial Officer and Treasurer	From June 2007 to present

From December 2002 to May 2007, Vice President and Assistant Treasurer of the Trust; from November 2001 to May 2007, Assistant Treasurer of the Trust; from February 2003 to present, Vice President of AXA Equitable.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (47)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Equitable; from July 2004 to present, a director of Enterprise Capital Management, Inc.
Armando Capasso, Esq. 1290 Avenue of the Americas, New York, New York 10104 (34)	Vice President and Assistant Secretary	From December 2007 to present	From September 2008 to present, Vice President of AXA Equitable; from September 2007 to August 2008, Counsel of AXA Equitable; from March 2005 September 2007, Investment Management Associate, Drinker Biddle & Reath, LLP; from September 2004 to March 2005, Associate, Ballard Spahr Andrews & Ingersoll, LLP.
William T. MacGregor, Esq. 1290 Avenue of the Americas, New York, New York 10104 (33)	Vice President and Assistant Secretary	From June 2006 to present	From May 2008 to present, Vice President and Counsel of AXA Equitable; from May 2007 to May 2008, Assistant Vice President and Counsel of AXA Equitable; from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP; from September 2003 to February 2005, Contract Attorney, Prudential Financial, Inc.

*   Affiliated with the Manager and Distributors.

** Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (33)	Vice President	From June 2007 to present	From May 2007 to present, Vice President, AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Equitable; from December 2002 to November 2005, Senior Investment Analyst of AXA Equitable.
James D. Kelly 1290 Avenue of the Americas, New York, New York 10104 (40)	Controller	From June 2007 to present	From September 2008 to present, Vice President of AXA Equitable; from March 2006 to September 2008, Assistant Vice President, AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.; from July 2002 to June 2005, Director, Prudential Investments.
Carla M. Byer 1290 Avenue of the Americas, New York, New York 10104 (32)	Assistant Treasurer	From December 2006 to present	From September 2008 to present, Vice President of AXA Equitable; from February 2004 to September 2008, Assistant Vice President of AXA Equitable; from January 2003 to February 2004, Mutual Fund Manager of AXA Equitable.
David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (34)	Assistant AML Compliance Officer	From December 2005 to present	From September 2007 to present, Assistant Vice President and Compliance Risk Manager of AXA Equitable; from August 2005 to present, Associate Compliance Officer of AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management.
Roselle Ibanga 1290 Avenue of the Americas, New York, New York 10104 (30)	Assistant Controller	From February 2009 to present	From February 2009 to present, Assistant Vice President of AXA Equitable; from December 2008 to February 2009, Director of AXA Equitable’s Funds Management Group (“FMG”); from October 2007 to December 2008, Second Vice President, New York Life Investments Management, LLC; from May 2007 to September 2007, Manager of FMG; from August 2004 to May 2007, Fund Administrator of FMG.
Lisa Perrelli 1290 Avenue of the Americas, New York, New York 10104 (34)	Assistant Controller	From February 2009 to present	From September 2008 to present, Assistant Vice President of AXA Equitable; from February 2008 to September 2008, Director of FMG; from September 2006 to February 2008, Manager of FMG; from November 2002 to September 2006, Fund Administrator of FMG.
Judy Guhring 1290 Avenue of the Americas, New York, New York 10104 (37)	Assistant Secretary	From December 2005 to present	From August 2001 to present, Senior Legal Assistant of AXA Equitable.

*   Affiliated with the Manager and Distributors.

** Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2009 is available (i) on the Trust’s proxy voting information website at http://www.axaonline.com (go to “Tools & Calculators” and click on “Proxy Voting” box under the “Investing Tools” column) and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not required.

Item 6.	Schedule of Investments.

The Schedule of Investments for the following Portfolios is included herein this Item 6: Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio. The Schedule of Investments for the remaining Portfolios of the Trust are located in the report to shareholders included in the above Item 1 of this Form N-CSR.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.1%)
Auto Components (0.9%)
Amerigon, Inc.*	5,400	$32,940
ArvinMeritor, Inc.	1,800	7,902
BorgWarner, Inc.	26,400	901,560
China Automotive Systems, Inc.*	1,100	6,050
Cooper Tire & Rubber Co.	14,700	145,824
Dorman Products, Inc.*	500	6,915
Drew Industries, Inc.*^	54,900	668,133
Federal Mogul Corp.*	1,600	15,120
Fuel Systems Solutions, Inc.*^	2,600	52,494
Gentex Corp.	33,500	388,600
Goodyear Tire & Rubber Co.*	59,000	664,340
Hawk Corp., Class A*	300	4,155
Raser Technologies, Inc.*^	11,300	31,640
Standard Motor Products, Inc.	2,100	17,367
Tenneco, Inc.*	37,400	396,440
TRW Automotive Holdings Corp.*	3,100	35,030
WABCO Holdings, Inc.	13,800	244,260
Wonder Auto Technology, Inc.*	3,600	36,468

		3,655,238

Automobiles (0.0%)
Thor Industries, Inc.^	4,600	84,502
Winnebago Industries, Inc.	900	6,687

		91,189

Distributors (0.3%)
Core-Mark Holding Co., Inc.*	700	18,242
LKQ Corp.*	62,700	1,031,415

		1,049,657

Diversified Consumer Services (2.9%)
American Public Education, Inc.*^	4,500	178,245
Bridgepoint Education, Inc.*	3,500	59,500
Brink’s Home Security Holdings, Inc.*	11,100	314,241
Capella Education Co.*^	19,400	1,163,030
Career Education Corp.*	16,400	408,196
ChinaCast Education Corp.*	7,300	51,976
Coinstar, Inc.*	19,929	532,104
Corinthian Colleges, Inc.*^	102,201	1,730,263
CPI Corp.	1,300	22,087
DeVry, Inc.	15,200	760,608
Grand Canyon Education, Inc.*^	3,900	65,442
Hillenbrand, Inc.	5,900	98,176
ITT Educational Services, Inc.*^	28,531	2,871,931
K12, Inc.*^	45,500	980,525
Learning Tree International, Inc.*^	2,000	20,600
Lincoln Educational Services Corp.*^	2,400	50,232
Mac-Gray Corp.*	500	6,620
Matthews International Corp., Class A	7,400	230,288
Nobel Learning Communities, Inc.*	900	10,323
Pre-Paid Legal Services, Inc.*	1,700	74,103
Princeton Review, Inc.*	3,700	20,017
Sotheby’s, Inc.^	14,800	208,828
Steiner Leisure Ltd.*	1,600	48,848
Strayer Education, Inc.^	7,600	1,657,636
Universal Technical Institute, Inc.*^	4,900	73,157
Weight Watchers International, Inc.	800	20,616

		11,657,592

Hotels, Restaurants & Leisure (2.7%)
AFC Enterprises, Inc.*	600	4,050
Ambassadors Group, Inc.	4,400	60,588
Ameristar Casinos, Inc.	6,400	121,792

	Number of Shares	Value (Note 1)
Bally Technologies, Inc.*	13,200	$394,944
Benihana, Inc., Class A*	1,600	10,112
BJ’s Restaurants, Inc.*	4,900	82,663
Brinker International, Inc.^	24,800	422,344
Buffalo Wild Wings, Inc.*^	12,800	416,256
Burger King Holdings, Inc.^	25,900	447,293
California Pizza Kitchen, Inc.*^	4,800	63,792
Caribou Coffee Co., Inc.*	1,700	10,914
Carrols Restaurant Group, Inc.*	2,800	18,648
CEC Entertainment, Inc.*	5,700	168,036
Cheesecake Factory, Inc.*^	14,600	252,580
Chipotle Mexican Grill, Inc., Class A*^	7,800	624,000
Chipotle Mexican Grill, Inc., Class B*	5,000	348,950
Choice Hotels International, Inc.	1,800	47,898
CKE Restaurants, Inc.	12,400	105,152
Cracker Barrel Old Country Store, Inc.^	4,200	117,180
Denny’s Corp.*	21,600	46,440
DineEquity, Inc.	4,000	124,760
Domino’s Pizza, Inc.*	900	6,741
Dover Downs Gaming & Entertainment, Inc.	3,300	15,345
Einstein Noah Restaurant Group, Inc.*	600	5,190
Frisch’s Restaurants, Inc.	100	2,954
Great Wolf Resorts, Inc.*	800	1,632
Interval Leisure Group, Inc.*	9,300	86,676
Isle of Capri Casinos, Inc.*	3,900	51,948
Jack in the Box, Inc.*^	13,900	312,055
Krispy Kreme Doughnuts, Inc.*	13,800	41,400
Lakes Entertainment, Inc.*	1,600	4,656
Life Time Fitness, Inc.*^	900	18,009
Marcus Corp.	400	4,208
McCormick & Schmick’s Seafood Restaurants, Inc.*	400	3,044
MGM MIRAGE*	163,982	1,047,845
Monarch Casino & Resort, Inc.*^	1,300	9,490
Morgans Hotel Group Co.*^	2,600	9,958
Multimedia Games, Inc.*	1,800	8,928
Orient-Express Hotels Ltd., Class A^	72,240	613,318
P.F. Chang’s China Bistro, Inc.*^	5,900	189,154
Panera Bread Co., Class A*^	20,740	1,034,096
Papa John’s International, Inc.*	3,900	96,681
Peet’s Coffee & Tea, Inc.*	2,900	73,080
Pinnacle Entertainment, Inc.*	8,000	74,320
Red Robin Gourmet Burgers, Inc.*^	26,692	500,475
Royal Caribbean Cruises Ltd.	26,100	353,394
Ruth’s Hospitality Group, Inc.*	3,100	11,377
Scientific Games Corp., Class A*^	15,500	244,435
Shuffle Master, Inc.*	200,300	1,323,983
Sonic Corp.*^	13,900	139,417
Texas Roadhouse, Inc., Class A*^	11,400	124,374
Town Sports International Holdings, Inc.*^	3,700	13,875
Universal Travel Group*	2,200	24,618
Wendy’s/Arby’s Group, Inc., Class A	36,600	146,400
WMS Industries, Inc.*	10,600	334,006
Wyndham Worldwide Corp.	19,200	232,704

See Notes to Financial Statements. 1

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Youbet.com, Inc.*	7,500	$24,750

		11,072,928

Household Durables (0.6%)
Blyth, Inc.	100	3,279
Harman International Industries, Inc.	8,100	152,280
Hovnanian Enterprises, Inc., Class A*	7,200	16,992
iRobot Corp.*^	4,200	54,516
KB Home	1,400	19,152
Leggett & Platt, Inc.	23,700	360,951
M.D.C. Holdings, Inc.	3,600	108,396
M/I Homes, Inc.*	500	4,895
National Presto Industries, Inc.	1,200	91,320
NIVS IntelliMedia Technology Group, Inc.*	2,000	5,920
NVR, Inc.*	200	100,478
Pulte Homes, Inc.	8,900	78,587
Sealy Corp.*	1,800	3,528
Snap-On, Inc.	3,900	112,086
Tempur-Pedic International, Inc.	61,200	799,884
Tupperware Brands Corp.	15,200	395,504
Universal Electronics, Inc.*	2,300	46,391

		2,354,159

Internet & Catalog Retail (0.5%)
Blue Nile, Inc.*^	3,000	128,970
Drugstore.Com, Inc.*	20,400	37,128
Gaiam, Inc., Class A*	83,000	454,010
HSN, Inc.*	9,900	104,643
Netflix, Inc.*^	28,440	1,175,710
NutriSystem, Inc.	7,300	105,850
Orbitz Worldwide, Inc.*	600	1,140
Overstock.com, Inc.*^	3,600	43,056
PetMed Express, Inc.*^	5,600	84,168
Shutterfly, Inc.*	700	9,765
Stamps.com, Inc.*	3,000	25,440
Ticketmaster Entertainment, Inc.*	9,400	60,348
U.S. Auto Parts Network, Inc.*	300	1,131

		2,231,359

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	18,100	438,744
Polaris Industries, Inc.	7,600	244,112
Pool Corp.^	6,500	107,640
Smith & Wesson Holding Corp.*	13,300	75,544
Sport Supply Group, Inc.	600	5,154
Sturm Ruger & Co., Inc.	4,400	54,736

		925,930

Media (1.3%)
Arbitron, Inc.	6,500	103,285
Carmike Cinemas, Inc.	2,200	18,436
Cinemark Holdings, Inc.	7,300	82,636
CKX, Inc.*	14,500	102,805
Crown Media Holdings, Inc., Class A*^	1,300	2,171
CTC Media, Inc.*	8,500	100,470
Dolan Media Co.*	7,500	95,925
DreamWorks Animation SKG, Inc., Class A*	34,734	958,311
Global Sources Ltd.*	470	3,389
Interactive Data Corp.	3,900	90,246
John Wiley & Sons, Inc., Class A	10,100	335,825
Knology, Inc.*	2,600	22,438
Lions Gate Entertainment Corp.*^	140,600	787,360
LodgeNet Interactive Corp.*	3,400	11,560

	Number of Shares	Value (Note 1)
Martha Stewart Living Omnimedia, Inc., Class A*	6,100	$18,666
Marvel Entertainment, Inc.*	35,882	1,277,040
Mediacom Communications Corp., Class A*	3,400	17,374
Morningstar, Inc.*	4,800	197,904
National CineMedia, Inc.	58,720	807,987
New York Times Co., Class A	1,800	9,918
Outdoor Channel Holdings, Inc.*	400	2,360
Playboy Enterprises, Inc., Class B*	3,400	8,534
Primedia, Inc.	400	804
RCN Corp.*^	9,100	54,327
Reading International, Inc., Class A*	800	3,640
Regal Entertainment Group, Class A	10,300	136,887
Rentrak Corp.*	2,400	39,432
Valassis Communications, Inc.*	9,800	59,878
Value Line, Inc.	400	13,148
Warner Music Group Corp.*	300	1,755
World Wrestling Entertainment, Inc., Class A^	4,100	51,496

		5,416,007

Multiline Retail (0.6%)
99 Cents Only Stores*^	10,300	139,874
Big Lots, Inc.*^	2,300	48,369
Dollar Tree, Inc.*	14,940	628,974
Fred’s, Inc., Class A	3,000	37,800
Kohl’s Corp.*	41,914	1,791,824

		2,646,841

Specialty Retail (6.0%)
Aaron’s, Inc.	11,600	345,912
Abercrombie & Fitch Co., Class A	10,600	269,134
Advance Auto Parts, Inc.	56,285	2,335,265
Aeropostale, Inc.*	93,033	3,188,240
American Eagle Outfitters, Inc.	89,000	1,261,130
America’s Car-Mart, Inc.*	1,500	30,750
AutoNation, Inc.*	1,800	31,230
Barnes & Noble, Inc.	1,900	39,197
bebe Stores, Inc.	6,000	41,280
Best Buy Co., Inc.	73,041	2,446,143
Big 5 Sporting Goods Corp.	5,400	59,724
Books-A-Million, Inc.	200	1,422
Buckle, Inc.	5,700	181,089
CarMax, Inc.*^	71,400	1,049,580
Cato Corp., Class A^	6,900	120,336
Charlotte Russe Holding, Inc.*	3,600	46,368
Charming Shoppes, Inc.*	1,900	7,068
Chico’s FAS, Inc.*^	40,500	394,065
Children’s Place Retail Stores, Inc.*	6,000	158,580
Christopher & Banks Corp.^	1,100	7,381
Citi Trends, Inc.*	3,300	85,404
Coldwater Creek, Inc.*	10,500	63,630
Collective Brands, Inc.*	7,000	101,990
Destination Maternity Corp.*	1,200	20,016
Dick’s Sporting Goods, Inc.*^	147,228	2,532,322
Dress Barn, Inc.*	2,900	41,470
DSW, Inc., Class A*^	200	1,970
Finish Line, Inc., Class A	5,800	43,036
Foot Locker, Inc.	17,200	180,084
Guess?, Inc.	24,200	623,876
Gymboree Corp.*^	22,442	796,242
hhgregg, Inc.*^	2,900	43,964
Hibbett Sports, Inc.*^	33,120	596,160
HOT Topic, Inc.*	6,600	48,246
J. Crew Group, Inc.*^	41,400	1,118,628

See Notes to Financial Statements. 2

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Jo-Ann Stores, Inc.*	2,500	$51,675
JoS. A. Bank Clothiers, Inc.*^	4,600	158,516
Kirkland’s, Inc.*	3,100	37,231
Lumber Liquidators, Inc.*^	3,600	56,736
Men’s Wearhouse, Inc.	400	7,672
Midas, Inc.*	3,000	31,440
Monro Muffler, Inc.^	4,200	107,982
Office Depot, Inc.*	12,500	57,000
OfficeMax, Inc.	13,800	86,664
Penske Automotive Group, Inc.	3,400	56,576
PetSmart, Inc.	30,700	658,822
Pier 1 Imports, Inc.*	4,100	8,159
RadioShack Corp.	4,100	57,236
Ross Stores, Inc.	44,477	1,716,812
Sally Beauty Holdings, Inc.*	5,800	36,888
Sonic Automotive, Inc., Class A	1,500	15,240
Stein Mart, Inc.*	6,000	53,160
Systemax, Inc.*	1,200	14,292
Talbots, Inc.	3,800	20,520
Tiffany & Co.^	27,700	702,472
Tractor Supply Co.*^	15,700	648,724
Tween Brands, Inc.*	700	4,676
Ulta Salon Cosmetics & Fragrance, Inc.*	6,900	76,728
Urban Outfitters, Inc.*	31,300	653,231
Wet Seal, Inc., Class A*^	22,800	69,996
Williams-Sonoma, Inc.^	51,800	614,866
Zumiez, Inc.*	4,500	36,045

		24,350,291

Textiles, Apparel & Luxury Goods (2.1%)
American Apparel, Inc.*	8,300	30,212
Carter’s, Inc.*	47,860	1,177,835
Cherokee, Inc.	1,900	37,658
Crocs, Inc.*^	7,500	25,500
Deckers Outdoor Corp.*	3,200	224,864
FGX International Holdings Ltd.*	83,000	944,540
Fossil, Inc.*	11,400	274,512
Fuqi International, Inc.*^	2,400	49,704
G-III Apparel Group Ltd.*^	1,600	18,384
Hanesbrands, Inc.*^	90,684	1,361,167
K-Swiss, Inc., Class A	3,700	31,450
Liz Claiborne, Inc.	16,500	47,520
Lululemon Athletica, Inc.*	10,200	132,906
Maidenform Brands, Inc.*	4,700	53,909
Oxford Industries, Inc.	2,200	25,630
Phillips-Van Heusen Corp.	8,300	238,127
Steven Madden Ltd.*	3,900	99,255
Timberland Co., Class A*	7,000	92,890
True Religion Apparel, Inc.*^	6,300	140,490
Under Armour, Inc., Class A*^	21,600	483,408
UniFirst Corp.	700	26,019
Volcom, Inc.*^	4,100	51,250
Warnaco Group, Inc.*	85,240	2,761,775
Weyco Group, Inc.^	1,700	39,253
Wolverine World Wide, Inc.	12,000	264,720

		8,632,978

Total Consumer Discretionary		74,084,169

Consumer Staples (3.8%)
Beverages (0.5%)
Boston Beer Co., Inc., Class A*^	1,900	56,221
Coca-Cola Bottling Co. Consolidated	1,000	55,130
Dr. Pepper Snapple Group, Inc.*	43,790	927,910
Hansen Natural Corp.*	31,000	955,420

	Number of Shares	Value (Note 1)
National Beverage Corp.*	1,400	$14,910

		2,009,591

Food & Staples Retailing (0.6%)
Arden Group, Inc., Class A	300	37,530
BJ’s Wholesale Club, Inc.*	40,458	1,303,961
Casey’s General Stores, Inc.	7,600	195,244
Diedrich Coffee, Inc.*	800	19,024
Pantry, Inc.*	900	14,940
Pricesmart, Inc.	3,300	55,275
Ruddick Corp.^	1,900	44,517
Susser Holdings Corp.*	300	3,357
United Natural Foods, Inc.*^	10,500	275,625
Village Super Market, Inc., Class A	1,500	44,625
Weis Markets, Inc.	500	16,760
Whole Foods Market, Inc.^	22,300	423,254

		2,434,112

Food Products (1.3%)
AgFeed Industries, Inc.*^	5,400	32,022
Alico, Inc.^	700	21,014
American Dairy, Inc.*	2,000	79,320
American Italian Pasta Co., Class A*	3,700	107,818
B&G Foods, Inc., Class A	1,300	10,933
Calavo Growers, Inc.	2,400	47,592
Cal-Maine Foods, Inc.^	3,400	84,864
Darling International, Inc.*	18,700	123,420
Dean Foods Co.*	43,900	842,441
Diamond Foods, Inc.	3,000	83,700
Farmer Bros Co.	700	16,016
Flowers Foods, Inc.^	15,600	340,704
Green Mountain Coffee Roasters, Inc.*^	13,650	806,988
Hain Celestial Group, Inc.*^	66,400	1,036,504
HQ Sustainable Maritime Industries, Inc.*	1,600	14,640
J&J Snack Foods Corp.	3,500	125,650
Lancaster Colony Corp.	4,700	207,129
Lance, Inc.	6,900	159,597
Lifeway Foods, Inc.*	1,300	16,770
Overhill Farms, Inc.*	4,000	21,080
Sanderson Farms, Inc.^	4,900	220,500
Smart Balance, Inc.*	11,100	75,591
Smithfield Foods, Inc.*	2,300	32,131
Synutra International, Inc.*^	4,500	49,500
Tootsie Roll Industries, Inc.^	6,066	137,638
TreeHouse Foods, Inc.*	35,200	1,012,704
Zhongpin, Inc.*^	4,200	43,512

		5,749,778

Household Products (0.7%)
Church & Dwight Co., Inc.	17,100	928,701
Energizer Holdings, Inc.*	31,390	1,639,814
Orchids Paper Products Co.*	1,200	24,660
WD-40 Co.	2,900	84,100

		2,677,275

Personal Products (0.6%)
Alberto-Culver Co.	17,600	447,568
American Oriental Bioengineering, Inc.*^	5,600	29,624
Bare Escentuals, Inc.*	16,500	146,355
Chattem, Inc.*^	4,400	299,640
China Sky One Medical, Inc.*^	1,800	24,264
China-Biotics, Inc.*	1,800	19,404
Female Health Co.*	4,000	19,200
Herbalife Ltd.	32,739	1,032,588

See Notes to Financial Statements. 3

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Inter Parfums, Inc.	200	$1,468
Medifast, Inc.*	3,200	36,672
NBTY, Inc.*	9,000	253,080
Nu Skin Enterprises, Inc., Class A	12,300	188,190
Nutraceutical International Corp.*	200	2,078
Revlon, Inc., Class A*	2,300	12,512
Schiff Nutrition International, Inc.*	200	1,018
USANA Health Sciences, Inc.*^	1,500	44,595

		2,558,256

Tobacco (0.1%)
Alliance One International, Inc.*	15,500	58,900
Star Scientific, Inc.*^	19,100	16,999
Universal Corp.	500	16,555
Vector Group Ltd.	9,200	131,468

		223,922

Total Consumer Staples		15,652,934

Energy (4.7%)
Energy Equipment & Services (2.3%)
Atwood Oceanics, Inc.*	11,600	288,956
Bolt Technology Corp.*	700	7,868
Cal Dive International, Inc.*	2,600	22,438
CARBO Ceramics, Inc.^	4,300	147,060
Complete Production Services, Inc.*	66,840	425,102
Dresser-Rand Group, Inc.*	20,100	524,610
Dril-Quip, Inc.*	54,334	2,070,126
ENGlobal Corp.*	3,500	17,220
Exterran Holdings, Inc.*	7,200	115,488
FMC Technologies, Inc.*^	10,680	401,354
Geokinetics, Inc.*	700	9,555
Gulf Island Fabrication, Inc.	200	3,166
GulfMark Offshore, Inc.*	3,000	82,800
Helix Energy Solutions Group, Inc.*	29,100	316,317
Helmerich & Payne, Inc.	51,613	1,593,294
Hercules Offshore, Inc.*	2,300	9,131
ION Geophysical Corp.*	1,700	4,369
Lufkin Industries, Inc	3,300	138,765
Matrix Service Co.*	1,900	21,812
NATCO Group, Inc., Class A*	900	29,628
National Oilwell Varco, Inc.*	24,837	811,176
Natural Gas Services Group, Inc.*	300	3,990
Oceaneering International, Inc.*^	23,620	1,067,624
Patterson-UTI Energy, Inc.	5,600	72,016
PHI, Inc.*	2,000	34,280
Pioneer Drilling Co.*	1,700	8,143
Rowan Cos., Inc.	5,000	96,600
RPC, Inc.	6,900	57,615
Sulphco, Inc.*^	15,900	14,628
Superior Energy Services, Inc.*	47,280	816,526
TETRA Technologies, Inc.*^	10,100	80,396
TGC Industries, Inc.*	2,500	12,175
Willbros Group, Inc.*	8,900	111,339

		9,415,567

Oil, Gas & Consumable Fuels (2.4%)
Alon USA Energy, Inc.	200	2,070
Alpha Natural Resources, Inc.*^	34,200	898,434
Apco Argentina, Inc.	2,300	44,229
Approach Resources, Inc.*	400	2,760
Arena Resources, Inc.*	9,300	296,205
Atlas America, Inc.^	4,100	73,267
ATP Oil & Gas Corp.*^	1,500	10,440
Bill Barrett Corp.*	19,320	530,527
BPZ Resources, Inc.*^	14,300	69,927
Brigham Exploration Co.*	11,300	39,437

	Number of Shares	Value (Note 1)
Cabot Oil & Gas Corp.	14,500	$444,280
Carrizo Oil & Gas, Inc.*	6,300	108,045
Cheniere Energy, Inc.*^	4,500	13,230
Clean Energy Fuels Corp.*^	7,500	64,575
Comstock Resources, Inc.*^	900	29,745
Concho Resources, Inc.*	11,440	328,214
Contango Oil & Gas Co.*	2,700	114,723
CREDO Petroleum Corp.*	1,400	14,952
Cubic Energy, Inc.*	2,200	2,376
CVR Energy, Inc.*^	400	2,932
Delta Petroleum Corp.*	23,600	45,548
Endeavour International Corp.*	24,900	33,864
EOG Resources, Inc.	16,394	1,113,480
Evergreen Energy, Inc.*	27,700	27,146
EXCO Resources, Inc.*	29,900	386,308
Forest Oil Corp.*	10,200	152,184
Foundation Coal Holdings, Inc.	10,900	306,399
Frontier Oil Corp.	20,000	262,200
FX Energy, Inc.*	10,400	39,416
GMX Resources, Inc.*	3,200	34,048
Golar LNG Ltd.	4,600	39,330
GreenHunter Energy, Inc.*^	1,300	2,652
Gulfport Energy Corp.*^	6,200	42,470
Holly Corp.^	9,800	176,204
Isramco, Inc.*	300	31,959
James River Coal Co.*	6,500	98,345
Lundin Petroleum AB*	81,054	630,487
Mariner Energy, Inc.*	58,100	682,675
Massey Energy Co.	16,600	324,364
McMoRan Exploration Co.*	13,800	82,248
Newfield Exploration Co.*	16,500	539,055
Northern Oil and Gas, Inc.*^	4,900	31,213
Panhandle Oil and Gas, Inc., Class A	1,600	31,408
PrimeEnergy Corp.*	200	7,162
Quicksilver Resources, Inc.*^	28,600	265,694
Range Resources Corp.	6,780	280,760
Rex Energy Corp.*^	4,100	23,370
Ship Finance International Ltd.^	6,612	72,930
St. Mary Land & Exploration Co.	3,800	79,306
Syntroleum Corp.*	15,800	34,918
Teekay Corp.	4,600	96,738
Teekay Tankers Ltd., Class A^	3,000	27,870
Tesoro Corp.^	14,100	179,493
Toreador Resources Corp.*	4,800	32,160
Uranerz Energy Corp.*	9,300	17,484
Uranium Energy Corp.*	11,000	31,900
Venoco, Inc.*	1,400	10,738
W&T Offshore, Inc.	6,900	67,206
Warren Resources, Inc.*	8,000	19,600
Westmoreland Coal Co.*^	500	4,050
World Fuel Services Corp.	7,200	296,856
Zion Oil & Gas, Inc.*	3,000	31,860

		9,783,466

Total Energy		19,199,033

Financials (7.0%)
Capital Markets (3.0%)
Affiliated Managers Group, Inc.*	35,480	2,064,581
Ameriprise Financial, Inc.	32,110	779,310
BGC Partners, Inc., Class A	4,100	15,539
Broadpoint Gleacher Securities, Inc.*^	9,000	50,220
Calamos Asset Management, Inc., Class A	400	5,644
Cohen & Steers, Inc.^	1,700	25,415

See Notes to Financial Statements. 4

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Diamond Hill Investment Group, Inc.*^	500	$20,090
Eaton Vance Corp.	28,500	762,375
Epoch Holding Corp.^	2,600	22,464
Evercore Partners, Inc., Class A	800	15,712
FBR Capital Markets Corp.*	400	1,880
Federated Investors, Inc., Class B	20,100	484,209
GAMCO Investors, Inc., Class A	1,100	53,350
GFI Group, Inc.	16,200	109,188
GLG Partners, Inc.^	47,500	194,275
Greenhill & Co., Inc.^	14,270	1,030,437
International Assets Holding Corp.*	1,200	17,844
Investment Technology Group, Inc.*	900	18,351
Janus Capital Group, Inc.	34,100	388,740
Jefferies Group, Inc.*	21,400	456,462
JMP Group, Inc.	300	2,307
KBW, Inc.*^	27,920	802,979
Knight Capital Group, Inc., Class A*^	11,800	201,190
Kohlberg Capital Corp.	500	3,160
Lazard Ltd., Class A	47,580	1,280,854
Main Street Capital Corp.*	1,100	15,059
MF Global Ltd.*^	7,200	42,696
optionsXpress Holdings, Inc.	9,700	150,641
Penson Worldwide, Inc.*	3,100	27,745
Pzena Investment Management, Inc., Class A	1,700	12,886
Riskmetrics Group, Inc.*^	4,900	86,534
Safeguard Scientifics, Inc.*	9,400	12,408
SEI Investments Co.	29,500	532,180
Stifel Financial Corp.*^	29,180	1,403,266
SWS Group, Inc.	400	5,588
Teton Advisors, Inc.(b)*†	10	20
Thomas Weisel Partners Group, Inc.*	500	3,010
TradeStation Group, Inc.*	2,100	17,766
U.S. Global Investors, Inc., Class A	2,600	24,076
Waddell & Reed Financial, Inc., Class A	39,300	1,036,341
Westwood Holdings Group, Inc.	1,100	45,991

		12,222,783

Commercial Banks (0.5%)
Ames National Corp.	700	17,087
Arrow Financial Corp.	1,400	37,800
Bank of Marin Bancorp/California	1,000	26,950
Bank of the Ozarks, Inc.	200	4,326
BOK Financial Corp.	1,700	64,039
Bridge Bancorp, Inc.*	1,300	35,386
Bryn Mawr Bank Corp.	300	5,661
CapitalSource, Inc.	9,300	45,384
Cardinal Financial Corp.	2,800	21,924
Cathay General Bancorp	5,300	50,403
Centerstate Banks, Inc.	500	3,710
Citizens Holding Co.	200	6,240
City Holding Co.	400	12,144
CNB Financial Corp./Pennsylvania	1,000	14,170
Commerce Bancshares, Inc./Missouri	5,000	159,150
Enterprise Financial Services Corp.	1,600	14,544
First Financial Bankshares, Inc.^	2,800	141,008
First of Long Island Corp.	200	4,628
Great Southern Bancorp, Inc.	600	12,330
Hancock Holding Co.^	400	12,996
Investors Bancorp, Inc.*	1,000	9,160
Metro Bancorp, Inc.*	300	5,778
Nara Bancorp, Inc.	2,000	10,360
Orrstown Financial Services, Inc.	600	22,344

	Number of Shares	Value (Note 1)
Park National Corp.	200	$11,296
Peapack Gladstone Financial Corp.	300	5,787
Penns Woods Bancorp, Inc.	500	14,570
PrivateBancorp, Inc.	24,000	533,760
Republic Bancorp, Inc./Kentucky, Class A	200	4,518
Signature Bank/New York*	6,900	187,128
Southside Bancshares, Inc.	700	16,009
Suffolk Bancorp^	1,600	41,024
SVB Financial Group*^	800	21,776
SY Bancorp, Inc.^	1,200	29,004
Texas Capital Bancshares, Inc.*	800	12,376
Tompkins Financial Corp.	800	38,360
Westamerica Bancorporation^	4,100	203,401
Wilshire Bancorp, Inc.	300	1,725

		1,858,256

Consumer Finance (0.1%)
Advance America Cash Advance Centers, Inc.	10,300	45,629
AmeriCredit Corp.*	6,800	92,140
Cardtronics, Inc.*^	3,500	13,335
CompuCredit Corp.*	1,900	4,370
Credit Acceptance Corp.*	1,400	30,590
Dollar Financial Corp.*	4,800	66,192
EZCORP, Inc., Class A*	10,300	111,034
First Cash Financial Services, Inc.*	5,700	99,864
Nelnet, Inc., Class A*	1,400	19,026
QC Holdings, Inc.	900	4,626
Rewards Network, Inc.*	1,600	6,048
Student Loan Corp.	100	3,720

		496,574

Diversified Financial Services (0.8%)
Asset Acceptance Capital Corp.*^	1,000	7,690
CIT Group, Inc.	9,300	19,995
Deutsche Boerse AG	12,306	956,469
Fifth Street Finance Corp.	16	159
Financial Federal Corp.	2,300	47,265
Life Partners Holdings, Inc.^	1,575	22,334
MarketAxess Holdings, Inc.*	7,900	75,287
MSCI, Inc., Class A*	47,200	1,153,567
NASDAQ OMX Group, Inc.*	40,688	867,061
NewStar Financial, Inc.*	2,100	4,011
PICO Holdings, Inc.*	1,800	51,660
Portfolio Recovery Associates, Inc.*^	3,800	147,174

		3,352,672

Insurance (1.3%)
Aflac, Inc.	43,791	1,361,462
American Safety Insurance Holdings Ltd.*	200	2,722
Amtrust Financial Services, Inc.	300	3,420
Arthur J. Gallagher & Co.	22,600	482,284
Assured Guaranty Ltd.	1,900	23,522
Axis Capital Holdings Ltd.	9,800	256,564
Brown & Brown, Inc.	20,800	414,544
Citizens, Inc./Texas*	6,300	38,304
Crawford & Co., Class B*	4,200	20,160
eHealth, Inc.*^	5,900	104,194
Endurance Specialty Holdings Ltd.	4,200	123,060
Erie Indemnity Co., Class A^	5,100	182,376
FBL Financial Group, Inc., Class A	1,400	11,564
Fidelity National Financial, Inc., Class A	8,600	116,358
First Mercury Financial Corp.	1,100	15,147
Genworth Financial, Inc., Class A	44,900	313,851

See Notes to Financial Statements. 5

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hallmark Financial Services*	300	$2,145
Hanover Insurance Group, Inc.	1,000	38,110
Marsh & McLennan Cos., Inc.	32,472	653,661
Odyssey Reinsurance Holdings Corp.	900	35,982
Phoenix Cos., Inc.*	3,100	5,177
Principal Financial Group, Inc.	39,677	747,515
Reinsurance Group of America, Inc.	1,400	48,874
RLI Corp.	1,900	85,120
Safety Insurance Group, Inc.	400	12,224
Tower Group, Inc.	8,700	215,586
Universal Insurance Holdings, Inc.	2,000	10,040
Validus Holdings Ltd.	3,400	74,732

		5,398,698

Real Estate Investment Trusts (REITs) (0.9%)
Acadia Realty Trust (REIT)^	2,300	30,015
Alexander’s, Inc. (REIT)	300	80,880
Alexandria Real Estate Equities, Inc. (REIT)	2,100	75,159
Digital Realty Trust, Inc. (REIT)	18,600	666,810
DuPont Fabros Technology, Inc. (REIT)	3,500	32,970
EastGroup Properties, Inc. (REIT)	3,800	125,476
Equity Lifestyle Properties, Inc. (REIT)	3,100	115,258
Federal Realty Investment Trust (REIT)^	1,900	97,888
FelCor Lodging Trust, Inc. (REIT)	99,400	244,524
Getty Realty Corp. (REIT)	1,700	32,079
Health Care REIT, Inc. (REIT)	13,600	463,760
Investors Real Estate Trust (REIT)	900	8,001
iStar Financial, Inc. (REIT)^	58,700	166,708
LTC Properties, Inc. (REIT)	600	12,270
Mid-America Apartment Communities, Inc. (REIT)^	3,300	121,143
National Health Investors, Inc. (REIT)	300	8,013
Nationwide Health Properties, Inc. (REIT)	18,800	483,912
Omega Healthcare Investors, Inc. (REIT)	3,800	58,976
Potlatch Corp. (REIT)	5,200	126,308
PS Business Parks, Inc. (REIT)^	1,000	48,440
Rayonier, Inc. (REIT)	8,700	316,245
Redwood Trust, Inc. (REIT)	2,500	36,900
Saul Centers, Inc. (REIT)	800	23,656
Simon Property Group, Inc. (REIT)	161	8,280
Tanger Factory Outlet Centers (REIT)	4,800	155,664
UMH Properties, Inc. (REIT)	500	3,985
Universal Health Realty Income Trust (REIT)	1,500	47,280
Washington Real Estate Investment Trust (REIT)^	1,600	35,792

		3,626,392

Real Estate Management & Development (0.3%)
CB Richard Ellis Group, Inc., Class A*	53,300	498,888
St. Joe Co.*^	22,500	596,025
Tejon Ranch Co.*^	2,700	71,523

		1,166,436

Thrifts & Mortgage Finance (0.1%)
Brookline Bancorp, Inc.	3,600	33,552
Brooklyn Federal Bancorp, Inc.	400	4,500
Capitol Federal Financial^	5,000	191,650

	Number of Shares	Value (Note 1)
Cheviot Financial Corp.	100	$800
Clifton Savings Bancorp, Inc.	200	2,152
Heritage Financial Group	100	857
Kearny Financial Corp.	900	10,296
Kentucky First Federal Bancorp	100	1,215
Oritani Financial Corp.*^	2,300	31,533
Prudential Bancorp, Inc. of Pennsylvania*	800	9,448
Roma Financial Corp.	900	11,466
TFS Financial Corp.	2,400	25,488
TrustCo Bank Corp. NY/New York	6,200	36,642
United Financial Bancorp, Inc.	700	9,674
ViewPoint Financial Group.	2,200	33,506

		402,779

Total Financials		28,524,590

Health Care (18.5%)
Biotechnology (4.4%)
Abraxis Bioscience, Inc.*	1,600	58,976
Acorda Therapeutics, Inc.*	29,240	824,276
Affymax, Inc.*^	3,400	62,662
Alexion Pharmaceuticals, Inc.*	37,340	1,535,420
Alkermes, Inc.*^	23,000	248,860
Allos Therapeutics, Inc.*	15,600	129,324
Alnylam Pharmaceuticals, Inc.*^	9,000	200,430
Amicus Therapeutics, Inc.*	3,800	43,510
Amylin Pharmaceuticals, Inc.*^	58,665	791,978
Arena Pharmaceuticals, Inc.*	20,000	99,800
ARIAD Pharmaceuticals, Inc.*	19,200	30,528
ArQule, Inc.*^	5,600	34,384
Array BioPharma, Inc.*	10,600	33,284
AVI BioPharma, Inc.*	19,200	30,336
BioCryst Pharmaceuticals, Inc.*	5,400	21,762
BioMarin Pharmaceutical, Inc.*^	68,200	1,064,602
Cardium Therapeutics, Inc.*	9,700	17,945
Celera Corp.*	4,200	32,046
Cell Therapeutics, Inc.*	115,400	198,488
Celldex Therapeutics, Inc.*	2,000	15,640
Cephalon, Inc.*	11,762	666,317
Cepheid, Inc.*	13,100	123,402
Chelsea Therapeutics International, Inc.*	5,900	24,839
Cougar Biotechnology, Inc.*	3,400	146,064
Cubist Pharmaceuticals, Inc.*	14,000	256,620
Curis, Inc.*	15,900	25,281
Cytokinetics, Inc.*	8,700	24,621
Cytori Therapeutics, Inc.*^	6,000	21,660
Dendreon Corp.*^	59,200	1,471,120
Dyax Corp.*	12,400	26,536
Emergent Biosolutions, Inc.*	4,100	58,753
Enzon Pharmaceuticals, Inc.*^	10,700	84,209
Facet Biotech Corp.*	1,100	10,219
Genomic Health, Inc.*	3,400	58,922
Geron Corp.*^	10,300	79,001
GTx, Inc.*	4,500	41,535
Halozyme Therapeutics, Inc.*	14,000	97,580
Hemispherx Biopharma, Inc.*	27,600	70,104
Human Genome Sciences, Inc.*^	33,900	96,954
Idenix Pharmaceuticals, Inc.*	6,000	22,080
Idera Pharmaceuticals, Inc.*^	4,600	26,956
Immunogen, Inc.*	34,500	297,045
Immunomedics, Inc.*	15,900	40,386
Incyte Corp.*^	65,200	214,508
Infinity Pharmaceuticals, Inc.*	2,000	11,680

See Notes to Financial Statements. 6

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Insmed, Inc.*	31,200	$31,200
InterMune, Inc.*	23,900	363,280
Isis Pharmaceuticals, Inc.*	22,600	372,900
Lexicon Pharmaceuticals, Inc.*	6,600	8,184
Ligand Pharmaceuticals, Inc., Class B*	28,300	80,938
MannKind Corp.*^	13,100	108,861
Marshall Edwards, Inc.*	5,700	3,021
Martek Biosciences Corp.*	1,500	31,725
Maxygen, Inc.*^	5,300	35,616
Medarex, Inc.*	31,300	261,355
Medivation, Inc.*	15,800	354,078
Metabolix, Inc.*	4,300	35,346
Micromet, Inc.*	10,600	52,788
Molecular Insight Pharmaceuticals, Inc.*^	4,200	21,714
Momenta Pharmaceuticals, Inc.*	8,800	105,864
Myriad Genetics, Inc.*	50,290	1,792,838
Myriad Pharmaceuticals, Inc.*	9,766	45,411
Nabi Biopharmaceuticals*	9,300	22,506
Nanosphere, Inc.*	2,700	13,257
Neurocrine Biosciences, Inc.*	8,700	28,101
NeurogesX, Inc.*	2,600	14,664
Novavax, Inc.*	13,500	44,280
NPS Pharmaceuticals, Inc.*	11,200	52,192
OncoGenex Pharmaceutical, Inc.*	1,000	21,880
Onyx Pharmaceuticals, Inc.*	31,660	894,712
Opko Health, Inc.*^	11,500	20,355
Orexigen Therapeutics, Inc.*^	4,800	24,624
OSI Pharmaceuticals, Inc.*^	28,480	803,990
Osiris Therapeutics, Inc.*	3,400	45,662
OXiGENE, Inc.*	6,800	14,824
PDL BioPharma, Inc.	29,800	235,420
Pharmasset, Inc.*^	4,700	52,875
Poniard Pharmaceuticals, Inc.*	5,800	34,626
Progenics Pharmaceuticals, Inc.*	4,900	25,235
Protalix BioTherapeutics, Inc.*	8,600	38,872
Regeneron Pharmaceuticals, Inc.*	15,300	274,176
Repligen Corp.*	6,900	37,950
Rigel Pharmaceuticals, Inc.*	8,700	105,444
Sangamo BioSciences, Inc.*^	8,400	41,496
Savient Pharmaceuticals, Inc.*	14,800	205,128
Sciclone Pharmaceuticals, Inc.*	8,900	22,784
Seattle Genetics, Inc.*^	17,900	173,988
SIGA Technologies, Inc.*	6,500	54,860
StemCells, Inc.*	25,800	43,860
Synta Pharmaceuticals Corp.*	4,600	10,626
Theravance, Inc.*^	13,300	194,712
United Therapeutics Corp.*^	12,300	1,024,959
Vanda Pharmaceuticals, Inc.*	6,700	78,859
Vical, Inc.*	8,300	22,493
ZymoGenetics, Inc.*	8,500	39,100

		17,894,272

Health Care Equipment & Supplies (5.5%)
Abaxis, Inc.*^	5,200	106,808
ABIOMED, Inc.*^	8,100	71,442
Accuray, Inc.*	8,300	55,361
Align Technology, Inc.*^	13,500	143,100
Alphatec Holdings, Inc.*	7,500	24,900
American Medical Systems Holdings, Inc.*	92,500	1,461,500
Analogic Corp.^	2,100	77,595
AngioDynamics, Inc.*^	2,100	27,867
Aspect Medical Systems, Inc.*	400	2,364
Atrion Corp.	400	53,636

	Number of Shares	Value (Note 1)
ATS Medical, Inc.*	11,800	$38,822
Beckman Coulter, Inc.	17,700	1,011,378
Bovie Medical Corp.*	4,300	37,453
Cantel Medical Corp.*	2,200	35,706
Cardiac Science Corp.*	600	2,412
Cardiovascular Systems, Inc.*	2,200	16,962
Clarient, Inc.*	7,500	27,900
Conceptus, Inc.*^	7,100	119,990
CryoLife, Inc.*	6,300	34,902
Cutera, Inc.*	900	7,758
Cyberonics, Inc.*	6,800	113,084
Delcath Systems, Inc.*	5,700	20,406
DexCom, Inc.*	125,800	778,702
Edwards Lifesciences Corp.*	14,200	966,026
Electro-Optical Sciences, Inc.*	4,400	34,276
Endologix, Inc.*	11,000	36,740
EnteroMedics, Inc.*	3,800	12,654
Exactech, Inc.*	1,900	27,550
Gen-Probe, Inc.*	25,660	1,102,867
Greatbatch, Inc.*	4,200	94,962
Haemonetics Corp.*	6,200	353,400
Hansen Medical, Inc.*	5,000	24,700
HeartWare International, Inc.*	1,200	33,492
Hill-Rom Holdings, Inc.^	6,300	102,186
Hologic, Inc.*	6,300	89,649
Home Diagnostics, Inc.*	800	4,912
ICU Medical, Inc.*	3,200	131,680
Idexx Laboratories, Inc.*^	31,200	1,441,440
I-Flow Corp.*	2,300	15,962
Immucor, Inc.*	17,100	235,296
Insulet Corp.*	6,500	50,050
Integra LifeSciences Holdings Corp.*^	4,700	124,597
Intuitive Surgical, Inc.*	13,873	2,270,455
Invacare Corp.	3,100	54,715
Inverness Medical Innovations, Inc.*^	9,000	320,220
IRIS International, Inc.*^	4,400	51,920
Kensey Nash Corp.*	1,700	44,557
Kinetic Concepts, Inc.*	5,400	147,150
MAKO Surgical Corp.*	3,300	29,766
Masimo Corp.*	58,380	1,407,542
Medical Action Industries, Inc.*^	2,800	32,060
Meridian Bioscience, Inc.^	10,100	228,058
Merit Medical Systems, Inc.*	6,400	104,320
Micrus Endovascular Corp.*	3,800	34,352
Natus Medical, Inc.*	4,700	54,238
Neogen Corp.*^	3,300	95,634
NuVasive, Inc.*^	27,960	1,247,016
NxStage Medical, Inc.*^	3,500	20,650
OraSure Technologies, Inc.*	10,700	26,429
Orthofix International N.V.*	4,300	107,543
Orthovita, Inc.*	15,900	81,885
Palomar Medical Technologies, Inc.*	3,300	48,378
Quidel Corp.*^	6,000	87,360
ResMed, Inc.*	32,900	1,340,017
Rochester Medical Corp.*	2,500	33,500
Rockwell Medical Technologies, Inc.*	3,500	26,425
RTI Biologics, Inc.*	4,900	21,021
Sirona Dental Systems, Inc.*	3,700	73,963
Somanetics Corp.*	2,800	46,228
SonoSite, Inc.*	3,900	78,234
Spectranetics Corp.*^	7,700	37,961
St. Jude Medical, Inc.*	50,435	2,072,879
Stereotaxis, Inc.*	6,700	25,996
STERIS Corp.^	14,200	370,336

See Notes to Financial Statements. 7

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SurModics, Inc.*^	3,700	$83,731
Symmetry Medical, Inc.*	2,500	23,300
Synovis Life Technologies, Inc.*	2,700	56,079
Teleflex, Inc.	4,200	188,286
Thoratec Corp.*	13,700	366,886
TomoTherapy, Inc.*	4,000	11,000
TranS1, Inc.*^	3,000	18,690
Utah Medical Products, Inc.	800	21,368
Varian Medical Systems, Inc.*	25,945	911,707
Vascular Solutions, Inc.*	4,000	31,280
Volcano Corp.*	57,300	801,054
West Pharmaceutical Services, Inc.^	8,000	278,800
Wright Medical Group, Inc.*	9,500	154,470
Young Innovations, Inc.	1,000	21,790
Zoll Medical Corp.*^	4,300	83,162

		22,824,898

Health Care Providers & Services (2.8%)
Air Methods Corp.*^	2,600	71,136
Alliance HealthCare Services, Inc.*	5,500	40,315
Allied Healthcare International, Inc.*	1,900	4,123
Allion Healthcare, Inc.*	300	1,785
Almost Family, Inc.*^	1,500	39,165
Amedisys, Inc.*^	6,200	204,724
America Service Group, Inc.*	2,100	33,747
American Caresource Holding, Inc.*	2,600	9,724
American Dental Partners, Inc.*	1,200	10,884
AMERIGROUP Corp.*	12,900	346,365
AMN Healthcare Services, Inc.*	7,200	45,936
Bio-Reference Labs, Inc.*	2,700	85,347
BioScrip, Inc.*	10,400	61,568
CardioNet, Inc.*^	5,900	96,288
Catalyst Health Solutions, Inc.*	8,900	221,966
Centene Corp.*	5,800	115,884
Chemed Corp.^	5,600	221,088
Chindex International, Inc.*^	2,700	33,399
Community Health Systems, Inc.*^	42,600	1,075,650
Continuecare Corp.*	6,300	14,679
Corvel Corp.*^	1,600	36,432
Cross Country Healthcare, Inc.*	700	4,809
Emergency Medical Services Corp., Class A*	2,500	92,050
Emeritus Corp.*	4,900	64,729
Ensign Group, Inc.	2,700	38,421
Genoptix, Inc.*^	4,200	134,358
Gentiva Health Services, Inc.*^	2,600	42,796
Hanger Orthopedic Group, Inc.*	1,200	16,308
Health Grades, Inc.*	5,900	23,069
Health Management Associates, Inc., Class A*	60,000	296,400
HealthSouth Corp.*	21,500	310,460
Healthways, Inc.*^	400	5,380
HMS Holdings Corp.*^	26,160	1,065,235
inVentiv Health, Inc.*	2,800	37,884
IPC The Hospitalist Co., Inc.*	4,000	106,760
Landauer, Inc.	1,400	85,876
LCA-Vision, Inc.*	2,600	10,972
LHC Group, Inc.*	3,500	77,735
Lincare Holdings, Inc.*	13,500	317,520
MEDNAX, Inc.*	3,700	155,881
Metropolitan Health Networks, Inc.*	10,100	20,301
MWI Veterinary Supply, Inc.*^	11,400	397,404
National Healthcare Corp.^	900	34,146
National Research Corp.	400	9,760
NovaMed, Inc.*	3,000	11,850

	Number of Shares	Value (Note 1)
Odyssey HealthCare, Inc.*	4,100	$42,148
Omnicare, Inc.	12,200	314,272
Owens & Minor, Inc.^	8,100	354,942
Patterson Cos., Inc.*^	24,500	531,650
PharMerica Corp.*	7,600	149,188
Providence Service Corp.*	2,600	28,470
PSS World Medical, Inc.*^	14,500	268,395
Psychiatric Solutions, Inc.*^	90,320	2,053,877
RadNet, Inc.*^	5,400	12,150
RehabCare Group, Inc.*	3,600	86,148
Tenet Healthcare Corp.*	79,300	223,626
Triple-S Management Corp., Class B*	300	4,677
U.S. Physical Therapy, Inc.*	1,300	19,175
Universal Health Services, Inc., Class B	800	39,080
VCA Antech, Inc.*	42,500	1,134,750
Virtual Radiologic Corp.*^	1,800	16,254

		11,409,111

Health Care Technology (1.4%)
Allscripts-Misys Healthcare Solutions, Inc.^	15,200	241,072
AMICAS, Inc.*	6,600	18,348
athenahealth, Inc.*^	46,560	1,723,186
Computer Programs & Systems, Inc.^	2,400	91,944
Eclipsys Corp.*	13,700	243,586
HLTH Corp.*	25,200	330,120
IMS Health, Inc.	10,300	130,810
MedAssets, Inc.*	47,800	929,710
Medidata Solutions, Inc.*	11,600	190,008
Merge Healthcare, Inc.*	6,500	27,950
Omnicell, Inc.*	6,600	70,950
Phase Forward, Inc.*^	61,100	923,221
Quality Systems, Inc.^	12,500	712,000
Transcend Services, Inc.*	1,600	25,360
Vital Images, Inc.*	1,700	19,295

		5,677,560

Life Sciences Tools & Services (2.2%)
Accelrys, Inc.*	6,500	38,415
Affymetrix, Inc.*	15,300	90,729
AMAG Pharmaceuticals, Inc.*^	13,600	743,512
BioDelivery Sciences International, Inc.*	2,400	16,008
Bio-Rad Laboratories, Inc., Class A*^	4,700	354,756
Bruker Corp.*^	11,800	109,268
Cambrex Corp.*	3,800	15,656
Charles River Laboratories International, Inc.*	10,700	361,125
Clinical Data, Inc.*^	2,400	26,448
Covance, Inc.*^	15,600	767,520
Dionex Corp.*	4,300	262,429
Enzo Biochem, Inc.*	6,000	26,580
eResearchTechnology, Inc.*	9,300	57,753
Exelixis, Inc.*	24,200	117,854
Harvard Bioscience, Inc.*	5,800	22,910
Illumina, Inc.*	18,640	725,842
Kendle International, Inc.*	800	9,792
Life Sciences Research, Inc.*	2,400	17,208
Luminex Corp.*	9,500	176,130
Mettler-Toledo International, Inc.*	8,200	632,630
Millipore Corp.*	13,500	947,835
Nektar Therapeutics*	23,100	149,688
PAREXEL International Corp.*	79,300	1,140,333
PerkinElmer, Inc.	6,300	109,620

See Notes to Financial Statements. 8

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceutical Product Development, Inc.	25,600	$594,432
QIAGEN N.V.*	38,900	723,151
Sequenom, Inc.*^	58,750	229,713
Techne Corp.	9,100	580,671
Varian, Inc.*^	1,700	67,031

		9,115,039

Pharmaceuticals (2.2%)
Acura Pharmaceuticals, Inc.*^	1,400	8,372
Adolor Corp.*	3,700	6,512
Akorn, Inc.*	15,700	18,840
Ardea Biosciences, Inc.*	14,200	223,508
ARYx Therapeutics, Inc.*	5,200	21,476
Auxilium Pharmaceuticals, Inc.*^	59,245	1,859,107
AVANIR Pharmaceuticals, Inc., Class A*	15,200	33,744
Biodel, Inc.*^	3,000	15,480
BioMimetic Therapeutics, Inc.*	3,194	29,513
Biospecifics Technologies Corp.*	900	21,447
BMP Sunstone Corp.*^	4,900	23,226
Cadence Pharmaceuticals, Inc.*^	79,000	789,210
Caraco Pharmaceutical Laboratories Ltd.*	900	2,763
Cornerstone Therapeutics, Inc.*	1,600	17,568
Cypress Bioscience, Inc.*	9,500	89,490
Daiichi Sankyo Co., Ltd.	61,399	1,098,659
Depomed, Inc.*	11,000	35,750
Discovery Laboratories, Inc.*^	25,100	25,853
Durect Corp.*	19,300	45,934
Hi-Tech Pharmacal Co., Inc.*	500	4,450
Impax Laboratories, Inc.*	38,500	283,360
Inspire Pharmaceuticals, Inc.*	9,700	53,932
ISTA Pharmaceuticals, Inc.*	8,300	34,860
Javelin Pharmaceuticals, Inc.*	13,600	16,728
KV Pharmaceutical Co., Class A*^	6,100	19,581
Lannett Co., Inc.*	2,500	17,125
MAP Pharmaceuticals, Inc.*^	39,526	483,008
Matrixx Initiatives, Inc.*	2,400	13,416
Medicines Co.*	9,300	78,027
Medicis Pharmaceutical Corp., Class A^	2,000	32,640
MiddleBrook Pharmaceuticals, Inc.*^	9,900	13,365
Noven Pharmaceuticals, Inc.*^	600	8,580
Obagi Medical Products, Inc.*^	4,300	31,347
Optimer Pharmaceuticals, Inc.*	6,600	98,802
Pain Therapeutics, Inc.*	7,700	41,349
Penwest Pharmaceuticals Co.*	79,500	226,575
Perrigo Co.	19,400	538,932
Pozen, Inc.*	6,000	46,080
Questcor Pharmaceuticals, Inc.*^	11,600	58,000
Repros Therapeutics, Inc.*	2,400	17,256
Salix Pharmaceuticals Ltd.*	12,000	118,440
Santarus, Inc.*	12,900	36,378
Sepracor, Inc.*	26,600	460,712
Shionogi & Co., Ltd.	47,372	915,128
Spectrum Pharmaceuticals, Inc.*	8,200	62,730
Sucampo Pharmaceuticals, Inc., Class A*	2,500	15,425
SuperGen, Inc.*	9,400	18,894
Valeant Pharmaceuticals International*^	16,500	424,380
ViroPharma, Inc.*	3,900	23,127
Vivus, Inc.*	15,900	96,672
Warner Chilcott Ltd., Class A*	20,200	265,630

	Number of Shares	Value (Note 1)
XenoPort, Inc.*	6,200	$143,654

		9,065,035

Total Health Care		75,985,915

Industrials (14.3%)
Aerospace & Defense (1.3%)
AAR Corp.*	800	12,840
Aerovironment, Inc.*^	3,300	101,838
Alliant Techsystems, Inc.*	8,000	658,880
American Science & Engineering, Inc.	2,200	152,064
Applied Signal Technology, Inc.	3,200	81,632
Argon ST, Inc.*	2,500	51,425
Ascent Solar Technologies, Inc.*^	200	1,564
Astronics Corp.*	1,900	19,741
Axsys Technologies, Inc.*	2,400	128,736
BE Aerospace, Inc.*	49,400	709,384
Cubic Corp.	3,900	139,581
DigitalGlobe, Inc.*	20,000	384,000
DynCorp International, Inc., Class A*	500	8,395
Esterline Technologies Corp.*	2,400	64,968
GenCorp, Inc.*^	12,800	24,448
HEICO Corp.^	9,800	355,348
Hexcel Corp.*^	80,580	767,927
LMI Aerospace, Inc.*	1,500	15,180
Orbital Sciences Corp.*	13,700	207,829
Precision Castparts Corp.	11,300	825,239
Spirit AeroSystems Holdings, Inc., Class A*	8,500	116,790
Stanley, Inc.*	2,900	95,352
Taser International, Inc.*	15,000	68,400
Teledyne Technologies, Inc.*^	3,000	98,250
TransDigm Group, Inc.*^	9,700	351,140

		5,440,951

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	8,500	19,720
Dynamex, Inc.*	1,000	15,390
FedEx Corp.	12,530	696,919
Forward Air Corp.	3,500	74,620
Hub Group, Inc., Class A*	4,400	90,816
UTi Worldwide, Inc.*	22,500	256,500

		1,153,965

Airlines (0.6%)
AirTran Holdings, Inc.*^	30,000	185,700
Alaska Air Group, Inc.*	500	9,130
Allegiant Travel Co.*^	27,400	1,086,136
AMR Corp.*	69,400	278,988
Continental Airlines, Inc., Class B*	30,100	266,686
Copa Holdings S.A., Class A	7,300	297,986
Hawaiian Holdings, Inc.*	12,900	77,658
Republic Airways Holdings, Inc.*	1,700	11,101
UAL Corp.*^	33,800	107,822

		2,321,207

Building Products (0.7%)
AAON, Inc.	3,000	59,760
Apogee Enterprises, Inc.^	500	6,150
Armstrong World Industries, Inc.*	2,200	36,278
Builders FirstSource, Inc.*	2,900	12,064
Lennox International, Inc.	40,423	1,297,983
Masco Corp.	83,907	803,829
NCI Building Systems, Inc.*	800	2,112
Owens Corning, Inc.*	9,400	120,132
Quanex Building Products Corp.	5,600	62,832
Simpson Manufacturing Co., Inc.^	21,400	462,668

See Notes to Financial Statements. 9

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Trex Co., Inc.*^	3,400	$45,458

		2,909,266

Commercial Services & Supplies (2.0%)
ABM Industries, Inc.	2,600	46,982
American Ecology Corp.	3,700	66,304
American Reprographics Co.*	7,800	64,896
APAC Customer Services, Inc.*	6,300	32,319
ATC Technology Corp.*	3,700	53,650
Brink’s Co.	11,100	322,233
Cenveo, Inc.*^	11,700	49,491
Clean Harbors, Inc.*	16,300	880,037
Copart, Inc.*^	16,300	565,121
Corrections Corp. of America*	64,176	1,090,349
Deluxe Corp.	6,200	79,422
EnergySolutions, Inc.	1,700	15,640
EnerNOC, Inc.*	3,000	65,010
Fuel Tech, Inc.*	3,000	29,100
GEO Group, Inc.*	10,000	185,800
GeoEye, Inc.*^	4,400	103,664
Healthcare Services Group, Inc.	10,800	193,104
Heritage-Crystal Clean, Inc.*	600	7,290
Herman Miller, Inc.	13,400	205,556
HNI Corp.	8,200	148,092
ICT Group, Inc.*	1,100	9,603
Innerworkings, Inc.*	4,300	20,425
Interface, Inc., Class A	12,200	75,640
Iron Mountain, Inc.*	34,054	979,053
Knoll, Inc.	10,000	75,800
McGrath RentCorp.	800	15,248
Mine Safety Appliances Co.^	6,200	149,420
Mobile Mini, Inc.*^	62,100	911,007
Multi-Color Corp.	2,000	24,520
North American Galvanizing & Coatings, Inc.*	2,300	13,938
Perma-Fix Environmental Services*	13,500	32,670
Rollins, Inc.	10,900	188,679
Standard Parking Corp.*	400	6,516
Standard Register Co.	1,300	4,238
Stericycle, Inc.*	12,624	650,515
Sykes Enterprises, Inc.*	8,700	157,383
Team, Inc.*^	4,100	64,247
Tetra Tech, Inc.*^	14,700	421,155
Viad Corp.	600	10,332
Waste Connections, Inc.*	14,300	370,513
Waste Services, Inc.*	500	2,590

		8,387,552

Construction & Engineering (0.5%)
Aecom Technology Corp.*	23,100	739,200
Argan, Inc.*	1,900	26,847
EMCOR Group, Inc.*	5,200	104,624
Furmanite Corp.*	6,600	29,436
Granite Construction, Inc.	1,200	39,936
Great Lakes Dredge & Dock Corp.	9,300	44,454
MasTec, Inc.*	9,100	106,652
Michael Baker Corp.*	2,000	84,720
MYR Group, Inc./Delaware*	4,300	86,946
Orion Marine Group, Inc.*	5,000	95,000
Pike Electric Corp.*^	1,500	18,075
Primoris Services Corp.	2,000	14,840
Shaw Group, Inc.*	16,500	452,265
Sterling Construction Co., Inc.*	300	4,578

		1,847,573

Electrical Equipment (2.0%)
Acuity Brands, Inc.^	7,600	213,180

	Number of Shares	Value (Note 1)
Advanced Battery Technologies, Inc.*^	10,100	$40,602
American Superconductor Corp.*^	10,600	278,250
AMETEK, Inc.	53,860	1,862,479
AZZ, Inc.*^	3,000	103,230
Baldor Electric Co.^	39,380	936,850
Broadwind Energy, Inc.*	7,800	88,296
Chase Corp.	200	2,380
Ener1, Inc.*	9,300	50,778
Energy Conversion Devices, Inc.*^	9,200	130,180
EnerSys*	32,680	594,449
Evergreen Solar, Inc.*^	24,900	54,033
First Solar, Inc.*	8,355	1,354,513
FuelCell Energy, Inc.*	12,100	50,578
GrafTech International Ltd.*	11,700	132,327
GT Solar International, Inc.*^	7,900	42,028
Harbin Electric, Inc.*	2,800	43,792
Hubbell, Inc., Class B	1,600	51,296
II-VI, Inc.*	4,200	93,114
LaBarge, Inc.*	2,700	25,029
Microvision, Inc.*	16,600	50,962
Polypore International, Inc.*	1,800	20,016
Powell Industries, Inc.*^	1,600	59,312
Power-One, Inc.*^	1,300	1,937
PowerSecure International, Inc.*	200	852
Preformed Line Products Co.^	500	22,030
Regal-Beloit Corp.	6,000	238,320
Roper Industries, Inc.	19,000	860,890
SatCon Technology Corp.*	10,900	19,620
SunPower Corp., Class B*	14,754	353,358
Thomas & Betts Corp.*	4,200	121,212
Ultralife Corp.*	2,700	19,359
Valence Technology, Inc.*^	9,800	17,542
Vicor Corp.	1,900	13,718
Woodward Governor Co.	11,800	233,640

		8,180,152

Industrial Conglomerates (0.0%)
Carlisle Cos., Inc.	4,100	98,564
Raven Industries, Inc.^	3,700	94,720

		193,284

Machinery (3.8%)
3D Systems Corp.*^	3,600	25,956
Actuant Corp., Class A	45,380	553,636
Altra Holdings, Inc.*	900	6,741
Ampco-Pittsburgh Corp.	1,000	23,450
Astec Industries, Inc.*^	9,700	287,993
Badger Meter, Inc.	3,700	151,700
Blount International, Inc.*	3,100	26,691
Bucyrus International, Inc.	30,620	874,507
Chart Industries, Inc.*	6,100	110,898
China Fire & Security Group, Inc.*^	3,000	36,510
CLARCOR, Inc.^	4,700	137,193
Colfax Corp.*	1,700	13,124
Crane Co.	6,400	142,784
Donaldson Co., Inc.^	18,800	651,232
Dynamic Materials Corp.^	2,800	53,984
Energy Recovery, Inc.*^	8,400	59,472
ESCO Technologies, Inc.*^	6,500	291,200
Flanders Corp.*	3,900	23,829
Flow International Corp.*	9,100	21,385
Force Protection, Inc.*	77,500	685,100
Gorman-Rupp Co.^	2,300	46,391
Graco, Inc.^	6,800	149,736
Graham Corp.	1,400	18,620

See Notes to Financial Statements. 10

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Harsco Corp.	14,300	$404,690
Hurco Cos., Inc.*	200	3,126
IDEX Corp.^	41,830	1,027,763
Illinois Tool Works, Inc.	39,893	1,489,605
Joy Global, Inc.	20,540	733,689
Kaydon Corp.	9,100	296,296
K-Tron International, Inc.*	400	31,872
Lincoln Electric Holdings, Inc.	14,040	506,002
Lindsay Corp.^	2,700	89,370
Met-Pro Corp.^	3,300	35,706
Middleby Corp.*^	4,100	180,072
Navistar International Corp.*	15,300	667,080
Nordson Corp.	2,800	108,248
Omega Flex, Inc.^	900	13,644
Pall Corp.	62,576	1,662,018
Pentair, Inc.	44,386	1,137,169
PMFG, Inc.*^	3,100	27,311
Portec Rail Products, Inc.	800	7,880
RBC Bearings, Inc.*	23,700	484,665
Robbins & Myers, Inc.	500	9,625
SmartHeat, Inc.*	1,700	11,645
Sun Hydraulics Corp.^	1,300	21,021
Tennant Co.	4,700	86,433
Toro Co.^	8,900	266,110
Trimas Corp.*	2,300	7,751
Valmont Industries, Inc.^	12,940	932,715
Wabtec Corp.^	23,900	768,863

		15,402,501

Marine (0.2%)
Kirby Corp.*	19,600	623,084

Professional Services (1.7%)
Acacia Research Corp.- Acacia Technologies*	8,000	62,960
Administaff, Inc.	5,000	116,350
Advisory Board Co.*	3,700	95,090
CBIZ, Inc.*	10,800	76,896
CDI Corp.	300	3,345
Corporate Executive Board Co.^	7,800	161,928
CoStar Group, Inc.*	4,800	191,376
CRA International, Inc.*	2,300	63,848
Diamond Management & Technology Consultants, Inc.	5,600	23,520
Duff & Phelps Corp., Class A	4,000	71,120
Equifax, Inc.	24,100	629,010
Exponent, Inc.*	3,400	83,334
Franklin Covey Co.*	2,600	16,198
FTI Consulting, Inc.*	31,100	1,577,392
GP Strategies Corp.*	2,500	14,725
Hill International, Inc.*	5,700	24,510
Huron Consulting Group, Inc.*	25,900	1,197,357
ICF International, Inc.*	9,800	270,382
IHS, Inc., Class A*^	11,600	578,492
Kelly Services, Inc., Class A	700	7,665
Korn/Ferry International*^	900	9,576
Monster Worldwide, Inc.*^	18,400	217,304
Navigant Consulting, Inc.*^	12,500	161,500
Odyssey Marine Exploration, Inc.*^	9,500	15,200
On Assignment, Inc.*	1,000	3,910
Resources Connection, Inc.*	10,500	180,285
Robert Half International, Inc.^	37,300	881,026
School Specialty, Inc.*	1,700	34,357
VSE Corp.	1,000	26,160

	Number of Shares	Value (Note 1)
Watson Wyatt Worldwide, Inc., Class A	8,500	$319,005

		7,113,821

Road & Rail (0.9%)
Avis Budget Group, Inc.*	14,800	83,620
Celadon Group, Inc.*	4,500	37,755
Con-way, Inc.	3,800	134,178
Genesee & Wyoming, Inc., Class A*	17,700	469,227
Heartland Express, Inc.^	7,700	113,344
J.B. Hunt Transport Services, Inc.	50,252	1,534,194
Kansas City Southern*^	10,400	167,544
Knight Transportation, Inc.^	39,200	648,760
Landstar System, Inc.	12,500	448,875
Marten Transport Ltd.*	3,800	78,888
Old Dominion Freight Line, Inc.*	1,100	36,927
Patriot Transportation Holding, Inc.*	200	14,586
USA Truck, Inc.*	1,400	18,942

		3,786,840

Trading Companies & Distributors (0.3%)
Beacon Roofing Supply, Inc.*	9,300	134,478
GATX Corp.^	5,100	131,172
Houston Wire & Cable Co.^	1,900	22,629
Kaman Corp.	5,500	91,850
MSC Industrial Direct Co., Class A	10,400	368,992
RSC Holdings, Inc.*^	10,900	73,248
Rush Enterprises, Inc., Class A*	1,800	20,970
Titan Machinery, Inc.*^	3,000	38,070
Watsco, Inc.	5,300	259,329
WESCO International, Inc.*^	5,600	140,224

		1,280,962

Total Industrials		58,641,158

Information Technology (27.4%)
Communications Equipment (3.9%)
3Com Corp.*	77,200	363,612
Acme Packet, Inc.*	9,700	98,164
ADC Telecommunications, Inc.*	4,700	37,412
ADTRAN, Inc.^	10,700	229,729
Airvana, Inc.*^	2,900	18,473
Anaren, Inc.*	3,200	56,576
Arris Group, Inc.*	22,700	276,032
Aruba Networks, Inc.*	14,700	128,478
Avocent Corp.*	1,500	20,940
BigBand Networks, Inc.*	7,700	39,809
Blue Coat Systems, Inc.*	9,900	163,746
Brocade Communications Systems, Inc.*	121,100	947,002
Ciena Corp.*^	50,900	526,815
Comtech Telecommunications Corp.*	7,000	223,160
DG FastChannel, Inc.*^	4,500	82,350
Digi International, Inc.*	1,100	10,725
EMS Technologies, Inc.*	3,100	64,790
Emulex Corp.*	19,100	186,798
F5 Networks, Inc.*	69,935	2,419,051
Harmonic, Inc.*	18,300	107,787
Hughes Communications, Inc.*	1,700	38,811
Infinera Corp.*^	20,200	184,426
InterDigital, Inc.*	10,600	259,064
Ixia*	112,700	759,598
JDS Uniphase Corp.*	26,500	151,580
KVH Industries, Inc.*	3,300	22,539
Loral Space & Communications, Inc.*	2,700	69,525
NETGEAR, Inc.*	1,300	18,733

See Notes to Financial Statements. 11

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Network Equipment Technologies, Inc.*	3,700	$15,762
Oplink Communications, Inc.*	3,700	42,180
Opnext, Inc.*	2,900	6,206
Palm, Inc.*^	140,559	2,329,063
Parkervision, Inc.*^	6,400	19,584
Plantronics, Inc.	10,500	198,555
Polycom, Inc.*	83,979	1,702,254
Riverbed Technology, Inc.*	42,700	990,213
SeaChange International, Inc.*	4,100	32,923
ShoreTel, Inc.*^	11,000	88,000
Starent Networks Corp.*	49,030	1,196,822
Tandberg ASA	29,100	491,267
Tekelec*	5,600	94,248
ViaSat, Inc.*^	54,000	1,384,560

		16,097,362

Computers & Peripherals (2.4%)
3PAR, Inc.*^	6,900	85,560
ActivIdentity Corp.*	3,800	9,614
Avid Technology, Inc.*	1,400	18,774
Compellent Technologies, Inc.*	45,000	686,250
Cray, Inc.*	6,100	48,068
Data Domain, Inc.*	11,800	393,530
Diebold, Inc.	14,100	371,676
Imation Corp.	700	5,327
Immersion Corp.*	7,000	34,580
Intermec, Inc.*	15,500	199,950
Isilon Systems, Inc.*	6,000	25,440
Logitech International S.A. (Registered)*	128,987	1,805,818
NCR Corp.*	38,600	456,638
NetApp, Inc.*	48,653	959,437
Netezza Corp.*	11,800	98,176
Novatel Wireless, Inc.*	7,600	68,552
QLogic Corp.*	28,900	366,452
Quantum Corp.*	52,500	43,575
Seagate Technology	239,376	2,503,873
Silicon Graphics International Corp.*	900	4,086
STEC, Inc.*^	6,200	143,778
Stratasys, Inc.*^	4,900	53,851
Super Micro Computer, Inc.*	3,300	25,278
Synaptics, Inc.*^	8,300	320,795
Western Digital Corp.*	34,930	925,645
Xyratex Ltd.*	43,900	219,061

		9,873,784

Electronic Equipment, Instruments & Components (1.8%)
Anixter International, Inc.*^	1,100	41,349
Arrow Electronics, Inc.*	12,100	257,004
Avnet, Inc.*	12,300	258,669
AVX Corp.	2,600	25,818
Benchmark Electronics, Inc.*	1,600	23,040
Brightpoint, Inc.*	12,500	78,375
Checkpoint Systems, Inc.*	2,300	36,087
China Security & Surveillance Technology, Inc.*^	5,900	44,486
Cogent, Inc.*	10,700	114,811
Cognex Corp.	1,800	25,434
Coherent, Inc.*	36,700	758,956
Comverge, Inc.*	4,600	55,660
CPI International, Inc.*	200	1,738
CTS Corp.	400	2,620
Daktronics, Inc.^	7,100	54,670
DDi Corp.*	600	2,718
DTS, Inc.*^	4,100	110,987

	Number of Shares	Value (Note 1)
Echelon Corp.*	5,200	$44,096
FARO Technologies, Inc.*	50,000	776,500
FLIR Systems, Inc.*	67,400	1,520,544
ICx Technologies, Inc.*^	2,100	12,600
Insight Enterprises, Inc.*	1,500	14,490
IPG Photonics Corp.*	5,800	63,626
Itron, Inc.*	8,900	490,123
Jabil Circuit, Inc.	22,800	169,176
L-1 Identity Solutions, Inc.*	14,600	113,004
Maxwell Technologies, Inc.*	5,600	77,448
Methode Electronics, Inc.	1,000	7,020
Molex, Inc.	2,800	43,540
MTS Systems Corp.	400	8,260
Multi-Fineline Electronix, Inc.*	2,500	53,500
National Instruments Corp.^	13,800	311,328
OSI Systems, Inc.*	2,700	56,295
PAR Technology Corp.*	1,400	8,946
Park Electrochemical Corp.	3,200	68,896
PC Mall, Inc.*	100	676
Plexus Corp.*	3,300	67,518
RadiSys Corp.*	5,800	52,258
RAE Systems, Inc.*	10,100	13,938
Rofin-Sinar Technologies, Inc.*	3,200	64,032
Rogers Corp.*	900	18,207
Scansource, Inc.*^	400	9,808
SYNNEX Corp.*	1,000	24,990
Trimble Navigation Ltd.*^	54,600	1,071,798
Universal Display Corp.*^	6,900	67,482
Vishay Intertechnology, Inc.*	9,900	67,221

		7,189,742

Internet Software & Services (3.6%)
Akamai Technologies, Inc.*	79,200	1,519,056
Art Technology Group, Inc.*	76,128	289,286
AsiaInfo Holdings, Inc.*^	7,300	125,633
Bankrate, Inc.*^	2,900	73,196
Chordiant Software, Inc.*	7,300	26,499
comScore, Inc.*	5,400	71,928
Constant Contact, Inc.*^	6,000	119,040
DealerTrack Holdings, Inc.*^	84,100	1,429,700
Dice Holdings, Inc.*	3,800	17,670
Digital River, Inc.*	25,740	934,877
DivX, Inc.*	71,500	392,535
EarthLink, Inc.*	3,300	24,453
Equinix, Inc.*	42,409	3,084,830
GSI Commerce, Inc.*^	5,400	76,950
IAC/InterActiveCorp*	12,000	192,600
Imergent, Inc.	2,000	14,000
InfoSpace, Inc.*	4,800	31,824
Innodata Isogen, Inc.*	5,300	23,214
Internet Brands, Inc., Class A*^	2,700	18,900
Internet Capital Group, Inc.*	4,800	32,304
j2 Global Communications, Inc.*	10,000	225,600
Keynote Systems, Inc.*	700	5,348
Knot, Inc.*	7,500	59,100
Limelight Networks, Inc.*	8,200	36,080
Liquidity Services, Inc.*	3,100	30,566
LivePerson, Inc.*	10,300	41,200
LogMeIn, Inc.*	3,600	57,600
LoopNet, Inc.*	4,400	34,100
Marchex, Inc., Class B	1,500	5,055
MercadoLibre, Inc.*	5,900	158,592
ModusLink Global Solutions, Inc.*	600	4,116
Move, Inc.*^	38,500	83,160
NIC, Inc.	12,600	85,302

See Notes to Financial Statements. 12

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Omniture, Inc.*^	51,900	$651,864
OpenTable, Inc.*	700	21,119
Openwave Systems, Inc.*	6,200	13,888
Perficient, Inc.*	1,500	10,485
Rackspace Hosting, Inc.*^	16,200	224,532
RealNetworks, Inc.*	8,300	24,817
S1 Corp.*	13,200	91,080
Saba Software, Inc.*	6,100	23,485
SAVVIS, Inc.*	8,700	99,702
Sohu.com, Inc.*	7,300	458,659
SonicWALL, Inc.*	1,700	9,316
support.com, Inc.*	800	1,744
Switch & Data Facilities Co., Inc.*	4,800	56,304
Terremark Worldwide, Inc.*^	12,100	69,938
Travelzoo, Inc.*	1,400	15,330
ValueClick, Inc.*	21,200	223,024
Vignette Corp.*	4,900	64,435
VistaPrint Ltd.*^	70,584	3,010,408
Vocus, Inc.*^	3,800	75,088
WebMD Health Corp., Class A*	1,900	56,848
Websense, Inc.*	10,800	192,672
Zix Corp.*	15,800	23,700

		14,742,752

IT Services (2.9%)
Acxiom Corp.	13,900	122,737
Alliance Data Systems Corp.*^	14,200	584,898
Broadridge Financial Solutions, Inc	21,200	351,496
CACI International, Inc., Class A*^	900	38,439
Cass Information Systems, Inc.	2,100	68,754
China Information Security Technology, Inc.*	4,700	13,442
Cognizant Technology Solutions Corp., Class A*	28,163	751,952
Computer Task Group, Inc.*	2,400	14,640
Convergys Corp.*	3,200	29,696
CSG Systems International, Inc.*	4,400	58,256
Cybersource Corp.*	81,900	1,253,071
DST Systems, Inc.*	8,200	302,990
eLoyalty Corp.*	1,600	12,608
Euronet Worldwide, Inc.*	10,600	205,534
ExlService Holdings, Inc.*	3,100	34,751
Forrester Research, Inc.*	3,600	88,380
Gartner, Inc.*	14,400	219,744
Genpact Ltd.*	15,600	183,300
Global Cash Access Holdings, Inc.*^	9,200	73,232
Global Payments, Inc.^	31,000	1,161,260
Hackett Group, Inc.*	3,000	6,990
Heartland Payment Systems, Inc.	9,400	89,958
Hewitt Associates, Inc., Class A*	20,300	604,534
iGATE Corp.	5,300	35,086
infoGROUP, Inc.*	4,600	26,266
Integral Systems, Inc.*	1,100	9,152
Lionbridge Technologies*	14,300	26,312
ManTech International Corp., Class A*	4,200	180,768
MAXIMUS, Inc.	4,000	165,000
Metavante Technologies, Inc.*	21,800	563,748
MoneyGram International, Inc.*	17,600	31,328
NCI, Inc., Class A*^	1,600	48,672
NeuStar, Inc., Class A*	17,600	390,016
Online Resources Corp.*	3,500	21,840
Perot Systems Corp., Class A*	4,400	63,052
RightNow Technologies, Inc.*	5,300	62,540
SAIC, Inc.*	37,500	695,625

	Number of Shares	Value (Note 1)
Sapient Corp.*	191,056	$1,201,742
SRA International, Inc., Class A*	3,000	52,680
StarTek, Inc.*	500	4,010
Syntel, Inc.^	3,100	97,464
TeleTech Holdings, Inc.*	8,100	122,715
Tier Technologies, Inc., Class B*	2,300	17,664
TNS, Inc.*	6,300	118,125
Total System Services, Inc.	28,400	380,276
Unisys Corp.*^	5,200	7,852
VeriFone Holdings, Inc.*	18,000	135,180
Virtusa Corp.*	1,800	14,454
Western Union Co.	52,653	863,509
Wright Express Corp.*	9,300	236,871

		11,842,609

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*^	13,300	314,678

Semiconductors & Semiconductor Equipment (6.1%)
Actel Corp.*	2,000	21,460
Advanced Analogic Technologies, Inc.*	10,600	48,654
Advanced Energy Industries, Inc.*	6,500	58,435
Advanced Micro Devices, Inc.*^	71,600	277,092
Amkor Technology, Inc.*^	27,300	129,129
ANADIGICS, Inc.*	12,300	51,537
Applied Micro Circuits Corp.*	16,500	134,145
Atheros Communications, Inc.*^	142,823	2,747,914
ATMI, Inc.*	2,300	35,719
Broadcom Corp., Class A*	59,180	1,467,072
Cabot Microelectronics Corp.*	600	16,974
Cavium Networks, Inc.*^	51,947	873,229
CEVA, Inc.*	4,200	36,456
Cirrus Logic, Inc.*	16,300	73,350
Cree, Inc.*	21,700	637,763
Cymer, Inc.*	11,600	344,868
Cypress Semiconductor Corp.*	31,700	291,640
Diodes, Inc.*	8,000	125,120
Entropic Communications, Inc.*	13,200	29,700
Exar Corp.*	1,000	7,190
FEI Co.*	8,600	196,940
FormFactor, Inc.*^	87,600	1,510,224
Hittite Microwave Corp.*^	18,380	638,705
Integrated Device Technology, Inc.*	8,800	53,152
Intellon Corp.*	5,300	22,525
International Rectifier Corp.*	8,000	118,480
Intersil Corp., Class A	15,200	191,064
IXYS Corp.	4,100	41,492
Kopin Corp.*	16,800	61,656
Kulicke & Soffa Industries, Inc.*	14,000	48,020
Lattice Semiconductor Corp.*	2,400	4,512
Marvell Technology Group Ltd.*	78,400	912,576
Maxim Integrated Products, Inc.	46,951	736,661
MEMC Electronic Materials, Inc.*	26,986	480,621
MEMSIC, Inc.*	300	1,272
Micrel, Inc.	4,600	33,672
Microsemi Corp.*	53,100	732,780
Microtune, Inc.*	72,600	169,884
MIPS Technologies, Inc.*	11,200	33,600
Monolithic Power Systems, Inc.*	8,200	183,762
Netlogic Microsystems, Inc.*	34,900	1,272,454
Novellus Systems, Inc.*	14,400	240,480
NVE Corp.*	1,100	53,460
ON Semiconductor Corp.*	229,460	1,574,096
PLX Technology, Inc.*^	7,400	27,898

See Notes to Financial Statements. 13

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
PMC-Sierra, Inc.*	108,660	$864,934
Power Integrations, Inc.^	32,300	768,417
Rambus, Inc.*^	25,400	393,446
RF Micro Devices, Inc.*	59,800	224,848
Rubicon Technology, Inc.*	3,200	45,696
Rudolph Technologies, Inc.*	2,500	13,800
Semitool, Inc.*	1,000	4,620
Semtech Corp.*	15,200	241,832
Sigma Designs, Inc.*	4,500	72,180
Silicon Laboratories, Inc.*^	39,200	1,487,248
Skyworks Solutions, Inc.*^	92,500	904,650
Standard Microsystems Corp.*	1,400	28,630
Supertex, Inc.*^	2,400	60,264
Techwell, Inc.*	3,700	31,450
Teradyne, Inc.*	107,600	738,136
Tessera Technologies, Inc.*	11,800	298,422
TriQuint Semiconductor, Inc.*	20,800	110,448
Ultratech, Inc.*^	5,400	66,474
Varian Semiconductor Equipment Associates, Inc.*	53,025	1,272,070
Veeco Instruments, Inc.*	4,500	52,155
Verigy Ltd.*	23,300	283,561
Virage Logic Corp.*	300	1,350
Volterra Semiconductor Corp.*	5,200	68,328
Zoran Corp.*	9,700	105,730

		24,886,122

Software (6.6%)
ACI Worldwide, Inc.*	7,900	110,284
Actuate Corp.*	10,900	52,102
Adobe Systems, Inc.*	54,616	1,545,633
Advent Software, Inc.*	4,600	150,834
American Software, Inc., Class A	3,600	20,736
ANSYS, Inc.*^	49,300	1,536,188
ArcSight, Inc.*^	4,600	81,742
Ariba, Inc.*	67,700	666,168
Blackbaud, Inc	10,900	169,495
Blackboard, Inc.*^	7,900	227,994
BMC Software, Inc.*	24,090	814,001
Bottomline Technologies, Inc.*	129,200	1,164,092
Cadence Design Systems, Inc.*	64,100	378,190
Callidus Software, Inc.*	2,000	5,700
China TransInfo Technology Corp.*	2,200	10,296
CommVault Systems, Inc.*	10,000	165,800
Concur Technologies, Inc.*^	55,358	1,720,527
Deltek, Inc.*	3,547	15,394
DemandTec, Inc.*	4,700	41,360
Double-Take Software, Inc.*	3,700	32,005
Ebix, Inc.*	1,500	46,980
Entrust, Inc.*	15,000	27,150
EPIQ Systems, Inc.*^	43,800	672,330
ePlus, Inc.*	100	1,457
FactSet Research Systems, Inc.^	10,200	508,674
FalconStor Software, Inc.*^	7,500	35,625
GSE Systems, Inc.*	4,000	27,000
i2 Technologies, Inc.*	3,300	41,415
Informatica Corp.*	56,108	964,497
Interactive Intelligence, Inc.*	2,900	35,554
Jack Henry & Associates, Inc.	20,400	423,300
JDA Software Group, Inc.*	4,900	73,304
Kenexa Corp.*	5,600	64,792
Lawson Software, Inc.*	14,000	78,120
Logility, Inc.*	400	2,784
Macrovision Solutions Corp.*	17,000	370,770
Manhattan Associates, Inc.*^	5,300	96,566

	Number of Shares	Value (Note 1)
McAfee, Inc.*	23,648	$997,709
Mentor Graphics Corp.*^	1,600	8,752
Micros Systems, Inc.*^	19,600	496,272
MicroStrategy, Inc., Class A*	2,100	105,462
Net 1 UEPS Technologies, Inc.*	9,500	129,105
NetScout Systems, Inc.*^	5,200	48,776
NetSuite, Inc.*	4,200	49,602
Nice Systems Ltd. (ADR)*	57,089	1,317,043
Novell, Inc.*	36,500	165,345
Nuance Communications, Inc.*^	133,100	1,609,179
OpenTV Corp., Class A*	2,400	3,168
Opnet Technologies, Inc.	2,900	26,564
Parametric Technology Corp.*	28,200	329,658
Pegasystems, Inc.	3,300	87,054
Phoenix Technologies Ltd.*	7,600	20,596
Progress Software Corp.*	9,700	205,349
PROS Holdings, Inc.*	4,800	38,976
QAD, Inc.	3,500	11,375
Quest Software, Inc.*	89,980	1,254,321
Radiant Systems, Inc.*	6,700	55,610
Red Hat, Inc.*	119,453	2,404,589
Renaissance Learning, Inc.	1,600	14,736
Rosetta Stone, Inc.*	1,600	43,904
Smith Micro Software, Inc.*	6,200	60,884
SolarWinds, Inc.*	3,000	49,470
Solera Holdings, Inc.*	16,900	429,260
Sourcefire, Inc.*	5,500	68,145
SPSS, Inc.*^	22,000	734,140
SRS Labs, Inc.*	2,900	19,285
SuccessFactors, Inc.*	67,783	622,248
SumTotal Systems, Inc.*	7,800	37,518
Sybase, Inc.*	30,800	965,272
Symyx Technologies, Inc.*	6,800	39,780
Synchronoss Technologies, Inc.*	3,700	45,399
Synopsys, Inc.*	22,000	429,220
Take-Two Interactive Software, Inc.*^	2,600	24,622
Taleo Corp., Class A*	7,800	142,506
TeleCommunication Systems, Inc., Class A*	8,400	59,724
THQ, Inc.*	10,600	75,896
TIBCO Software, Inc.*	15,800	113,286
TiVo, Inc.*^	126,484	1,325,552
Tyler Technologies, Inc.*^	7,400	115,588
Ultimate Software Group, Inc.*^	5,700	138,168
Unica Corp.*	2,900	15,892
VASCO Data Security International, Inc.*	5,100	37,281
Wind River Systems, Inc.*	17,000	194,820

		27,545,960

Total Information Technology		112,493,009

Materials (3.1%)
Chemicals (2.0%)
Airgas, Inc.	13,400	543,102
Albemarle Corp.	1,300	33,241
American Vanguard Corp.^	600	6,780
Arch Chemicals, Inc.^	1,000	24,590
Ashland, Inc.	1,400	39,270
Balchem Corp.	4,300	105,436
Calgon Carbon Corp.*	44,560	618,938
China Green Agriculture, Inc.*	2,000	16,180
FMC Corp.	21,867	1,034,309
GenTek, Inc.*	200	4,466
Hawkins, Inc.	2,100	47,418

See Notes to Financial Statements. 14

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
International Flavors & Fragrances, Inc.	18,100	$592,232
Intrepid Potash, Inc.*^	9,300	261,144
Koppers Holdings, Inc.	3,200	84,384
Landec Corp.*	5,300	35,987
LSB Industries, Inc.*	4,300	69,531
Lubrizol Corp.	14,400	681,264
Nalco Holding Co.	33,700	567,508
NewMarket Corp.	2,500	168,325
NL Industries, Inc.^	1,100	8,118
Olin Corp.	1,800	21,402
Omnova Solutions, Inc.*	10,900	35,534
PolyOne Corp.*	4,100	11,111
RPM International, Inc.	16,500	231,660
Scotts Miracle-Gro Co., Class A^	54,764	1,919,479
Solutia, Inc.*	55,600	320,256
Stepan Co.	1,700	75,072
Terra Industries, Inc.	17,000	411,740
Valhi, Inc.^	600	4,458
W.R. Grace & Co.*	5,300	65,561
Zep, Inc.	5,000	60,250

		8,098,746

Construction Materials (0.1%)
Eagle Materials, Inc.^	10,600	267,544
Martin Marietta Materials, Inc.	4,100	323,408
United States Lime & Minerals, Inc.*^	300	12,726

		603,678

Containers & Packaging (0.7%)
AEP Industries, Inc.*	1,300	34,307
Ball Corp.	14,900	672,884
Boise, Inc.*	3,500	6,020
Bway Holding Co.*	200	3,506
Crown Holdings, Inc.*	39,100	943,874
Packaging Corp. of America	2,500	40,500
Pactiv Corp.*	26,300	570,710
Rock-Tenn Co., Class A	8,200	312,912
Silgan Holdings, Inc.	3,500	171,605

		2,756,318

Metals & Mining (0.3%)
Allied Nevada Gold Corp.*^	9,300	74,958
AMCOL International Corp.^	1,300	28,054
Compass Minerals International, Inc.	4,300	236,113
General Steel Holdings, Inc.*^	3,000	11,910
Paramount Gold and Silver Corp.*	13,200	20,064
Royal Gold, Inc.	2,600	108,420
Schnitzer Steel Industries, Inc., Class A	4,100	216,726
Stillwater Mining Co.*	700	3,997
Walter Energy, Inc.	12,900	467,496
Worthington Industries, Inc.	13,800	176,502

		1,344,240

Paper & Forest Products (0.0%)
Clearwater Paper Corp.*	200	5,058
Deltic Timber Corp.	2,100	74,487
Wausau Paper Corp.	4,100	27,552

		107,097

Total Materials		12,910,079

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.5%)
AboveNet, Inc.*	1,500	121,470
Alaska Communications Systems Group, Inc.	11,000	80,520
Cbeyond, Inc.*^	5,300	76,055

	Number of Shares	Value (Note 1)
Cincinnati Bell, Inc.*	9,800	$27,832
Cogent Communications Group, Inc.*^	11,100	90,465
Consolidated Communications Holdings, Inc.^	2,000	23,420
FairPoint Communications, Inc.	11,700	7,020
Fibernet Telecom Group, Inc.*	1,500	18,630
Frontier Communications Corp.	33,100	236,334
General Communication, Inc., Class A*	6,000	41,580
Global Crossing Ltd.*	6,200	56,916
HickoryTech Corp.	3,300	25,344
inContact, Inc.*	6,800	18,632
Iowa Telecommunications Services, Inc.^	1,100	13,761
Neutral Tandem, Inc.*	8,000	236,160
NTELOS Holdings Corp.	6,900	127,098
PAETEC Holding Corp.*	30,700	82,890
Premiere Global Services, Inc.*	11,100	120,324
Shenandoah Telecommunications Co.	5,900	119,711
tw telecom, Inc.*	36,300	372,801

		1,896,963

Wireless Telecommunication Services (0.8%)
Centennial Communications Corp.*^	21,200	177,232
iPCS, Inc.*	3,900	58,344
Leap Wireless International, Inc.*^	11,000	362,230
MetroPCS Communications, Inc.*	13,102	174,388
SBA Communications Corp., Class A*^	95,040	2,332,281
Syniverse Holdings, Inc.*	13,800	221,214
USA Mobility, Inc.	5,100	65,076
Virgin Mobile USA, Inc., Class A*	3,500	14,070

		3,404,835

Total Telecommunication Services		5,301,798

Utilities (0.6%)
Electric Utilities (0.2%)
DPL, Inc.	3,700	85,729
ITC Holdings Corp.	12,100	548,856
NV Energy, Inc.	24,400	263,276

		897,861

Gas Utilities (0.0%)
New Jersey Resources Corp.	1,700	62,968
Piedmont Natural Gas Co., Inc.	1,100	26,521
South Jersey Industries, Inc.	900	31,401

		120,890

Independent Power Producers & Energy Traders (0.1%)
Ormat Technologies, Inc.^	4,900	197,519
U.S. Geothermal, Inc.*	15,000	21,300

		218,819

Multi-Utilities (0.3%)
CenterPoint Energy, Inc.	71,600	793,328
Integrys Energy Group, Inc.	4,200	125,958

		919,286

Water Utilities (0.0%)
American Water Works Co., Inc.	2,100	40,131
Cadiz, Inc.*	2,900	27,927
California Water Service Group	400	14,736
Connecticut Water Service, Inc.	100	2,169
Consolidated Water Co., Inc.	1,200	19,020
Pennichuck Corp.	200	4,560

See Notes to Financial Statements. 15

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
York Water Co.	1,100	$16,863

		125,406

Total Utilities		2,282,262

Total Common Stocks (98.8%) (Cost $385,853,668)		405,074,947

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills 0.00%, 9/10/09 #	$730,000	729,763

Short-Term Investments of Cash Collateral for Securities Loaned (6.4%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	2,130,000	2,101,733
Deutsche Bank Securities, Inc., Repurchase Agreement
0.09%, 7/1/09 (r)(u)	16,675,526	16,675,526
General Electric Capital Corp.
0.40%, 3/12/10 (l)	390,000	383,478
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	2,419,984	356,948
Monumental Global Funding II
0.43%, 5/26/10 (l)	4,550,000	4,379,376
Pricoa Global Funding I
0.40%, 6/25/10 (l)	2,899,710	2,672,381

Total Short-Term Investments of Cash Collateral for Securities Loaned		26,569,442

Time Deposit (0.9%)
JPMorgan Chase Nassau
0.000%, 7/1/09	3,624,298	3,624,298

Total Short-Term Investments (7.5%)
(Cost/Amortized Cost $33,419,303)		30,923,503

Total Investments (106.3%)
(Cost/Amortized Cost $419,272,971)		435,998,450
Other Assets Less Liabilities (-6.3%)		(25,877,853)

Net Assets (100%)		$410,120,597

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $20 or 0.0% of net assets) at fair value.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(s)	Issuer in bankruptcy.
(u)	Represents the Portfolios undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000%–5.500%, maturing 4/15/23–7/19/38; Federal National Mortgage Association, 0.000%–8.000%, maturing 10/1/18–7/25/38.

Glossary:
ADR — American Depositary Receipt

See Notes to Financial Statements. 16

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	21	September-09	$625,615	$620,025	$(5,590)
Russell 2000 Mini Index	40	September-09	2,065,072	2,028,800	(36,272)
S&P Mid 400 E-Mini Index	25	September-09	1,472,120	1,441,750	(30,370)

					$(72,232)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$74,084,169	$–	$–	$74,084,169
Consumer Staples	15,652,934	–	–	15,652,934
Energy	18,568,546	630,487	–	19,199,033
Financials	27,568,101	956,469	20	28,524,590
Health Care	73,972,128	2,013,787	–	75,985,915
Industrials	58,641,158	–	–	58,641,158
Information Technology	112,001,742	491,267	–	112,493,009
Materials	12,910,079	–	–	12,910,079
Telecommunication Services	5,301,798	–	–	5,301,798
Utilities	2,282,262	–	–	2,282,262
Short-Term Investments	–	30,923,503	–	30,923,503
Total Asset	$400,982,917	$35,015,513	$20	$435,998,450
Liability:
Futures	$(72,232)	$–	$–	$(72,232)
Total Liability	$(72,232)	$–	$–	$(72,232)
Total	$400,910,685	$35,015,513	$20	$435,926,218

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	20	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 6/30/09	$20	$—

Investments in Securities-Health Care	Other Investments*

See Notes to Financial Statements. 17

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Balance as of 12/31/08	$417,652	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(417,652)	—
Balance as of 6/30/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at year ending 6/30/09.	$20	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(72,232	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(72,232)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	13,921	–	13,921
Credit contracts	–	–	–	–	–
Equity contracts	–	852,926	–	–	852,926
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$852,926	$13,921	$–	$866,847

See Notes to Financial Statements. 18

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(72,232)	–	–	(72,232)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(72,232)	$–	$–	$(72,232)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$366,471,667

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$434,018,280

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,252,122
Aggregate gross unrealized depreciation	(43,382,429)

Net unrealized depreciation	$(2,130,307)

Federal income tax cost of investments	$438,128,757

At June 30, 2009, the Portfolio had loaned securities with a total value of $28,190,064. This was secured by collateral of $29,065,220 which was received as cash and subsequently invested in short-term investments currently valued at $26,569,442, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $26,027, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2009, the Portfolio incurred approximately $2,148 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $25,357,373 which expires in the year 2016.

See Notes to Financial Statements. 19

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.8%)
Auto Components (1.4%)
American Axle & Manufacturing Holdings, Inc.	13,145	$45,219
ArvinMeritor, Inc.	18,900	82,971
Autoliv, Inc.^	21,448	617,059
BorgWarner, Inc.^	2,100	71,715
Dana Holding Corp.*	25,944	33,208
Dorman Products, Inc.*	3,000	41,490
Drew Industries, Inc.*^	1,813	22,064
Exide Technologies, Inc.*	12,600	46,998
Federal Mogul Corp.*^	3,600	34,020
Hawk Corp., Class A*	1,100	15,235
Lear Corp.*^	16,800	8,400
Magna International, Inc., Class A	106,507	4,498,856
Modine Manufacturing Co.^	8,900	42,720
Raser Technologies, Inc.*^	2,100	5,880
Spartan Motors, Inc.	7,600	86,108
Standard Motor Products, Inc.	1,800	14,886
Stoneridge, Inc.*^	5,400	25,920
Superior Industries International, Inc.	5,500	77,550
Tenneco, Inc.*^	11,968	126,861
TRW Automotive Holdings Corp.*^	58,840	664,892
WABCO Holdings, Inc.	1,800	31,860

		6,593,912

Automobiles (0.0%)
Thor Industries, Inc.	4,300	78,991
Winnebago Industries, Inc.	6,300	46,809

		125,800

Distributors (0.0%)
Audiovox Corp., Class A*	4,700	27,542
Core-Mark Holding Co., Inc.*	1,800	46,908
Genuine Parts Co.	1,880	63,093

		137,543

Diversified Consumer Services (0.3%)
Career Education Corp.*	1,762	43,856
CPI Corp.	1,000	16,990
Hillenbrand, Inc.	9,500	158,080
Jackson Hewitt Tax Service, Inc.	7,600	47,576
Mac-Gray Corp.*	2,860	37,866
Nobel Learning Communities, Inc.*	100	1,147
Regis Corp.	12,674	220,654
Service Corp. International	62,800	344,145
Sotheby’s, Inc.	1,400	19,754
Steiner Leisure Ltd.*^	1,600	48,848
Stewart Enterprises, Inc., Class A^	20,100	96,882
Weight Watchers International, Inc.^	7,500	193,275

		1,229,073

Hotels, Restaurants & Leisure (0.9%)
AFC Enterprises, Inc.*	5,700	38,475
Benihana, Inc., Class A*	1,700	10,744
Bluegreen Corp.*^	4,700	11,844
Bob Evans Farms, Inc.	10,403	298,982
Boyd Gaming Corp.*^	12,600	107,100
Brinker International, Inc.^	18,000	306,540
Carrols Restaurant Group, Inc.*	5,600	37,296
CEC Entertainment, Inc.*	1,000	29,480
Choice Hotels International, Inc.^	5,000	133,050
Churchill Downs, Inc.	2,300	77,418
CKE Restaurants, Inc.	1,300	11,024

	Number of Shares	Value (Note 1)
Cracker Barrel Old Country Store, Inc.^	4,000	$111,600
Domino’s Pizza, Inc.*	9,400	70,406
Einstein Noah Restaurant Group, Inc.*	1,300	11,245
Frisch’s Restaurants, Inc.	500	14,770
Gaylord Entertainment Co.*	8,600	109,306
Great Wolf Resorts, Inc.*^	4,300	8,772
International Speedway Corp., Class A	7,513	192,408
Interval Leisure Group, Inc.*	5,700	53,124
Lakes Entertainment, Inc.*	3,000	8,730
Landry’s Restaurants, Inc.*	1,816	15,618
Life Time Fitness, Inc.*	9,200	184,092
Luby’s, Inc.*	5,300	21,518
Marcus Corp.	4,900	51,548
McCormick & Schmick’s Seafood Restaurants, Inc.*	3,300	25,113
Monarch Casino & Resort, Inc.*^	600	4,380
Morgans Hotel Group Co.*^	900	3,447
Multimedia Games, Inc.*^	5,358	26,576
O’Charleys, Inc.^	7,976	73,778
Orient-Express Hotels Ltd., Class A^	19,200	163,008
Papa John’s International, Inc.*	1,000	24,790
Penn National Gaming, Inc.*	16,700	486,137
Pinnacle Entertainment, Inc.*	6,970	64,751
Red Lion Hotels Corp.*	3,300	15,840
Red Robin Gourmet Burgers, Inc.*^	3,580	67,125
Ruby Tuesday, Inc.*^	23,170	154,312
Ruth’s Hospitality Group, Inc.*	3,300	12,111
Sonic Corp.*^	2,200	22,066
Speedway Motorsports, Inc.	8,646	118,969
Steak n Shake Co.*	7,000	61,180
Town Sports International Holdings, Inc.*	1,600	6,000
Universal Travel Group*	300	3,357
Vail Resorts, Inc.*	7,400	198,468
Wendy’s/Arby’s Group, Inc., Class A^	54,800	219,200
Wyndham Worldwide Corp.	24,889	301,655

		3,967,353

Household Durables (2.5%)
American Greetings Corp., Class A	9,900	115,632
Beazer Homes USA, Inc.*^	9,600	17,568
Black & Decker Corp.	15,000	429,900
Blyth, Inc.	1,550	50,825
Brookfield Homes Corp.*^	3,500	14,000
Cavco Industries, Inc.*^	1,600	40,528
Centex Corp.	30,700	259,722
CSS Industries, Inc.	2,000	40,760
D.R. Horton, Inc.	69,369	649,294
Ethan Allen Interiors, Inc.^	6,500	67,340
Furniture Brands International, Inc.	10,200	30,906
Harman International Industries, Inc.^	6,500	122,200
Helen of Troy Ltd.*^	7,600	127,604
Hooker Furniture Corp.^	1,800	20,664
Hovnanian Enterprises, Inc., Class A*^	5,834	13,768
Jarden Corp.*	22,000	412,500
KB Home^	17,700	242,136
La-Z-Boy, Inc., Class Z	14,328	67,628
Leggett & Platt, Inc.	14,836	225,952
Lennar Corp., Class A	34,549	334,780
M.D.C. Holdings, Inc.	39,820	1,198,980

See Notes to Financial Statements. 20

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
M/I Homes, Inc.*^	4,800	$46,992
Meritage Homes Corp.*	7,758	146,316
Mohawk Industries, Inc.*	13,900	495,952
NVR, Inc.*	1,196	600,858
Pulte Homes, Inc.^	44,662	394,365
Ryland Group, Inc.	10,600	177,656
Sealy Corp.*^	10,800	21,168
Sekisui House Ltd. (ADR)	239,946	2,413,857
Skyline Corp.^	1,900	41,325
Snap-On, Inc.	10,500	301,770
Standard Pacific Corp.*	23,700	48,111
Stanley Furniture Co., Inc.	2,600	28,054
Stanley Works	19,704	666,783
Toll Brothers, Inc.*	64,800	1,099,656
Universal Electronics, Inc.*	400	8,068

		10,973,618

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	5,400	10,368
Gaiam, Inc., Class A*	4,000	21,880
Orbitz Worldwide, Inc.*	7,545	14,336
Shutterfly, Inc.*	4,400	61,380
U.S. Auto Parts Network, Inc.*	2,200	8,294

		116,258

Leisure Equipment & Products (0.3%)
Brunswick Corp.^	21,100	91,152
Callaway Golf Co.^	16,800	85,176
Eastman Kodak Co.	67,100	198,616
Hasbro, Inc.	13,504	327,337
JAKKS Pacific, Inc.*	7,100	91,093
Leapfrog Enterprises, Inc.*	6,700	15,343
Marine Products Corp.^	2,500	9,375
Mattel, Inc.	29,600	475,080
Pool Corp.^	5,600	92,736
RC2 Corp.*	4,300	56,889
Sport Supply Group, Inc.	1,700	14,603
Steinway Musical Instruments*	1,500	16,050
Sturm Ruger & Co., Inc.	300	3,732

		1,477,182

Media (2.0%)
Ascent Media Corp., Class A*	3,500	93,030
Belo Corp., Class A^	21,900	39,201
Carmike Cinemas, Inc.	500	4,190
Central European Media Enterprises Ltd., Class A*	8,600	169,334
Cinemark Holdings, Inc.	800	9,056
Clear Channel Outdoor Holdings, Inc., Class A*	10,100	53,530
Crown Media Holdings, Inc., Class A*	2,300	3,841
DreamWorks Animation SKG, Inc., Class A*	18,100	499,379
EW Scripps Co., Class A	7,200	15,048
Fisher Communications, Inc.	1,500	19,185
Gannett Co., Inc.	58,100	207,417
Global Sources Ltd.*	3,500	25,235
Harte-Hanks, Inc.^	13,899	128,566
Interactive Data Corp.	4,700	108,758
Interpublic Group of Cos., Inc.*	134,000	676,700
Journal Communications, Inc., Class A	10,400	10,920
Knology, Inc.*^	4,784	41,286
Lamar Advertising Co., Class A*	14,300	218,361
Liberty Media Corp., Capital Series, Class A*	20,041	271,756
LIN TV Corp., Class A*	9,800	16,464

	Number of Shares	Value (Note 1)
Live Nation, Inc.*	19,141	$93,025
LodgeNet Interactive Corp.*	1,600	5,440
Martha Stewart Living Omnimedia, Inc., Class A*	800	2,448
Mediacom Communications Corp., Class A*	12,448	63,609
Meredith Corp.	8,440	215,642
National CineMedia, Inc.	9,900	136,224
New York Times Co., Class A^	24,200	133,342
Outdoor Channel Holdings, Inc.*	3,800	22,420
Primedia, Inc.^	4,700	9,447
Reading International, Inc., Class A*	3,500	15,925
Regal Entertainment Group, Class A	9,700	128,913
Scholastic Corp.	91,220	1,805,244
Sinclair Broadcast Group, Inc., Class A^	11,500	22,310
Valassis Communications, Inc.*	2,200	13,442
Viacom, Inc., Class B*	108,160	2,455,231
Virgin Media, Inc.^	109,480	1,023,638
Warner Music Group Corp.*	11,600	67,860
World Wrestling Entertainment, Inc., Class A	1,200	15,072

		8,840,489

Multiline Retail (0.2%)
99 Cents Only Stores*^	1,400	19,012
Big Lots, Inc.*	32,500	683,475
Dillard’s, Inc., Class A^	12,768	117,466
Fred’s, Inc., Class A^	7,484	94,298
Retail Ventures, Inc.*^	7,800	17,004
Saks, Inc.*^	29,700	131,571
Tuesday Morning Corp.*	7,400	24,938

		1,087,764

Specialty Retail (1.7%)
Aaron’s, Inc.^	534	15,924
Abercrombie & Fitch Co., Class A	11,100	281,829
American Eagle Outfitters, Inc.	47,900	678,743
America’s Car-Mart, Inc.*^	1,049	21,505
AnnTaylor Stores Corp.*^	14,686	117,194
Asbury Automotive Group, Inc.	8,200	83,968
AutoNation, Inc.*^	16,400	284,540
Barnes & Noble, Inc.^	7,351	151,651
Big 5 Sporting Goods Corp.	4,700	51,982
Books-A-Million, Inc.	2,760	19,624
Borders Group, Inc.*^	12,200	44,896
Brown Shoe Co., Inc.	10,800	78,192
Buckle, Inc.	500	15,885
Build-A-Bear Workshop, Inc.*	3,900	17,433
Cabela’s, Inc.*	23,220	285,606
CarMax, Inc.*	16,000	235,200
Charlotte Russe Holding, Inc.*	1,700	21,896
Charming Shoppes, Inc.*^	28,600	106,392
Chico’s FAS, Inc.*^	2,700	26,271
Christopher & Banks Corp.	7,900	53,009
Coldwater Creek, Inc.*	2,800	16,968
Collective Brands, Inc.*	9,043	131,757
Conn’s, Inc.*^	6,040	75,500
Dress Barn, Inc.*^	8,300	118,690
DSW, Inc., Class A*^	2,900	28,565
Finish Line, Inc., Class A	4,800	35,616
Foot Locker, Inc.	21,700	227,199
Gander Mountain Co.*	1,300	7,800
Genesco, Inc.*	6,000	112,620
Group 1 Automotive, Inc.^	6,100	158,722
Gymboree Corp.*^	1,500	53,220

See Notes to Financial Statements. 21

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Haverty Furniture Cos., Inc.	3,600	$32,940
HOT Topic, Inc.*	4,419	32,303
Jo-Ann Stores, Inc.*	10,430	215,588
Kirkland’s, Inc.*	3,600	43,236
Lithia Motors, Inc., Class A	4,200	38,808
Men’s Wearhouse, Inc.	12,400	237,832
New York & Co., Inc.*^	3,700	11,433
Office Depot, Inc.*	56,259	256,541
OfficeMax, Inc.^	5,300	33,284
Pacific Sunwear of California, Inc.*	16,200	54,594
Penske Automotive Group, Inc.^	6,100	101,504
PEP Boys-Manny, Moe & Jack^	11,400	115,596
Pier 1 Imports, Inc.*	18,200	36,218
RadioShack Corp.	60,800	848,767
Rent-A-Center, Inc.*	31,600	563,428
REX Stores Corp.*	1,800	18,108
Sally Beauty Holdings, Inc.*	17,700	112,572
Shoe Carnival, Inc.*	2,200	26,246
Signet Jewelers Ltd.	21,600	449,712
Sonic Automotive, Inc., Class A^	4,400	44,704
Stage Stores, Inc.	9,600	106,560
Stein Mart, Inc.*^	400	3,544
Syms Corp.*^	1,200	9,012
Systemax, Inc.*	1,500	17,865
Talbots, Inc.^	2,200	11,880
Tiffany & Co.	2,600	65,936
TJX Cos., Inc.	20,860	656,256
Tween Brands, Inc.*	5,500	36,740
West Marine, Inc.*	3,600	19,836
Williams-Sonoma, Inc.^	14,100	167,367
Zale Corp.*^	7,900	27,176
Zumiez, Inc.*	300	2,403

		7,956,386

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s, Inc.*	3,000	73,830
Columbia Sportswear Co.^	3,000	92,760
Crocs, Inc.*	13,400	45,560
Delta Apparel, Inc.*	1,200	8,256
G-III Apparel Group Ltd.*^	1,700	19,533
Iconix Brand Group, Inc.*	14,978	230,362
Jones Apparel Group, Inc.	21,800	233,914
Kenneth Cole Productions, Inc., Class A^	1,800	12,654
K-Swiss, Inc., Class A	2,900	24,650
Liz Claiborne, Inc.^	7,300	21,024
Movado Group, Inc.^	4,100	43,214
Oxford Industries, Inc.	964	11,231
Perry Ellis International, Inc.*	940	6,843
Phillips-Van Heusen Corp.	4,600	131,974
Quiksilver, Inc.*	32,200	59,570
R.G. Barry Corp.*	1,800	11,700
Skechers U.S.A., Inc., Class A*	7,700	75,229
Steven Madden Ltd.*	5,280	134,376
Timberland Co., Class A*	3,900	51,753
Unifi, Inc.*	9,661	13,719
UniFirst Corp.^	5,700	211,869
VF Corp.	11,080	613,277

		2,127,298

Total Consumer Discretionary		44,632,676

Consumer Staples (5.8%)
Beverages (0.3%)
Central European Distribution Corp.*	11,100	294,927
Constellation Brands, Inc., Class A*	47,600	603,568

	Number of Shares	Value (Note 1)
Heckmann Corp.*	20,000	$75,000
National Beverage Corp.*	1,300	13,845
PepsiAmericas, Inc.	14,200	380,702

		1,368,042

Cosmetics/Personal Care (0.3%)
KAO Corp. (ADR)	5,960	1,299,280

Food & Staples Retailing (1.2%)
Andersons, Inc.	4,600	137,724
BJ’s Wholesale Club, Inc.*	11,300	364,199
Casey’s General Stores, Inc.	4,907	126,061
Great Atlantic & Pacific Tea Co., Inc.*	5,900	25,075
Ingles Markets, Inc., Class A	3,100	47,244
Nash Finch Co.^	7,141	193,235
Pantry, Inc.*	9,536	158,298
Rite Aid Corp.*	136,100	205,511
Ruddick Corp.^	8,841	207,145
Spartan Stores, Inc.	4,600	57,086
Susser Holdings Corp.*	2,200	24,618
Village Super Market, Inc., Class A	100	2,975
Weis Markets, Inc.	2,200	73,744
Whole Foods Market, Inc.	190,440	3,614,551
Winn-Dixie Stores, Inc.*	13,600	170,544

		5,408,010

Food Products (3.8%)
Alico, Inc.^	300	9,006
American Italian Pasta Co., Class A*^	5,146	149,954
B&G Foods, Inc., Class A	3,300	27,753
Bunge Ltd.	9,800	590,450
Cal-Maine Foods, Inc.^	640	15,974
Chaoda Modern Agriculture (Holdings) Ltd.	496,208	292,719
Chiquita Brands International, Inc.*^	11,400	116,964
Corn Products International, Inc.	22,741	609,231
Cresud S.A.C.I.F. y A. (ADR)	159,460	1,503,708
Dean Foods Co.*	8,656	166,109
Del Monte Foods Co.	78,800	739,144
Diamond Foods, Inc.	900	25,110
Farmer Bros Co.^	1,000	22,880
First Pacific Co.	560,000	323,527
Flowers Foods, Inc.^	3,300	72,072
Fresh Del Monte Produce, Inc.*	10,400	169,104
Griffin Land & Nurseries, Inc.	800	25,024
Hain Celestial Group, Inc.*^	7,500	117,075
HQ Sustainable Maritime Industries, Inc.*	200	1,830
Imperial Sugar Co.	3,000	36,330
Marfrig Frigorificos e Comercio de Alimentos S.A.*	32,220	238,423
Marine Harvest ASA*	556,400	375,159
Omega Protein Corp.*	4,103	16,658
Overhill Farms, Inc.*	4,240	22,345
Perdigao S.A.*	26,260	497,459
Ralcorp Holdings, Inc.*^	14,184	864,089
Seneca Foods Corp., Class A*	1,600	53,472
Smart Balance, Inc.*	3,600	24,516
Smithfield Foods, Inc.*^	308,760	4,313,377
TreeHouse Foods, Inc.*^	8,000	230,160
Tyson Foods, Inc., Class A	457,440	5,768,319
Zapata Corp.*	2,300	15,663

		17,433,604

Household Products (0.1%)
Central Garden & Pet Co., Class A*	15,800	155,630
Energizer Holdings, Inc.*	2,800	146,272

See Notes to Financial Statements. 22

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Oil-Dri Corp. of America^	2,400	$35,640
WD-40 Co.	1,300	37,700

		375,242

Personal Products (0.1%)
Alberto-Culver Co.	3,200	81,376
American Oriental Bioengineering, Inc.*	9,800	51,842
Chattem, Inc.*^	200	13,620
Elizabeth Arden, Inc.*^	6,900	60,237
Inter Parfums, Inc.^	2,800	20,552
Mannatech, Inc.	4,900	16,170
NBTY, Inc.*	4,100	115,292
Nu Skin Enterprises, Inc., Class A	3,200	48,960
Nutraceutical International Corp.*	2,600	27,014
Prestige Brands Holdings, Inc.*	8,720	53,628
Revlon, Inc., Class A*^	2,700	14,688
Schiff Nutrition International, Inc.*	3,200	16,288

		519,667

Tobacco (0.0%)
Alliance One International, Inc.*	6,200	23,560
Universal Corp.^	5,800	192,038

		215,598

Total Consumer Staples		26,619,443

Energy (9.4%)
Energy Equipment & Services (2.8%)
Allis-Chalmers Energy, Inc.*^	11,441	26,429
Atwood Oceanics, Inc.*	2,000	49,820
Basic Energy Services, Inc.*	5,700	38,931
BJ Services Co.	296,618	4,042,904
Bolt Technology Corp.*	1,400	15,736
Boots & Coots, Inc.*	19,600	27,244
Bristow Group, Inc.*^	7,300	216,299
Bronco Drilling Co., Inc.*	7,300	31,244
Cal Dive International, Inc.*	8,600	74,218
CARBO Ceramics, Inc.	400	13,680
Cie Generale de Geophysique-Veritas (ADR)*^	21,320	385,252
Complete Production Services, Inc.*	12,400	78,864
Dawson Geophysical Co.*	1,974	58,924
ENGlobal Corp.*	300	1,476
Exterran Holdings, Inc.*^	8,400	134,736
Geokinetics, Inc.*	1,300	17,745
Global Industries Ltd.*	24,932	141,115
Gulf Island Fabrication, Inc.	2,900	45,907
GulfMark Offshore, Inc.*	2,700	74,520
Helix Energy Solutions Group, Inc.*	24,600	267,402
Helmerich & Payne, Inc.	18,146	560,167
Hercules Offshore, Inc.*^	19,700	78,209
Hornbeck Offshore Services, Inc.*	5,980	127,912
ION Geophysical Corp.*	20,700	53,199
Key Energy Services, Inc.*	30,900	177,984
Lufkin Industries, Inc.	400	16,820
Matrix Service Co.*	4,600	52,808
NATCO Group, Inc., Class A*	4,100	134,972
Natural Gas Services Group, Inc.*	2,700	35,910
Newpark Resources, Inc.*	21,400	60,990
Oil States International, Inc.*^	17,700	428,517
OYO Geospace Corp.*	1,000	25,660
Parker Drilling Co.*^	29,024	125,964
Patterson-UTI Energy, Inc.^	32,800	421,808
PHI, Inc.*	1,200	20,568
Pioneer Drilling Co.*	8,400	40,236
Rowan Cos., Inc.	31,100	600,852

	Number of Shares	Value (Note 1)
SBM Offshore N.V.	15,106	$258,755
SEACOR Holdings, Inc.*	9,500	714,780
Smith International, Inc.	5,800	149,350
Solar Cayman Ltd.(b)*§†	141,300	1,066,532
Superior Energy Services, Inc.*	19,500	336,765
Superior Well Services, Inc.*^	3,500	20,825
T-3 Energy Services, Inc.*	3,100	36,921
TETRA Technologies, Inc.*	8,800	70,048
TGC Industries, Inc.*	800	3,896
Tidewater, Inc.	12,625	541,234
Union Drilling, Inc.*^	2,000	13,240
Unit Corp.*	10,200	281,214
Vantage Drilling Co.*	7,500	13,125
Weatherford International Ltd.*	28,900	565,284

		12,776,991

Oil, Gas & Consumable Fuels (6.6%)
Alon USA Energy, Inc.^	2,400	24,840
Approach Resources, Inc.*	2,000	13,800
Arch Coal, Inc.	316,399	4,863,052
Atlas America, Inc.	4,400	78,628
ATP Oil & Gas Corp.*	5,700	39,672
Berry Petroleum Co., Class A^	11,369	211,350
Bill Barrett Corp.*	9,600	263,616
BPZ Resources, Inc.*	3,900	19,071
Brigham Exploration Co.*^	9,377	32,726
Cabot Oil & Gas Corp.	25,900	793,576
Cameco Corp.	137,960	3,531,776
Cheniere Energy, Inc.*	9,600	28,224
Cimarex Energy Co.^	21,000	595,140
Clayton Williams Energy, Inc.*	1,500	28,305
Comstock Resources, Inc.*	10,700	353,635
Concho Resources, Inc.*	19,100	547,979
Consol Energy, Inc.	34,757	1,180,348
Contango Oil & Gas Co.*	200	8,498
CREDO Petroleum Corp.*	300	3,204
Crosstex Energy, Inc.	10,100	42,016
Cubic Energy, Inc.*	4,600	4,968
CVR Energy, Inc.*	5,300	38,849
Delek U.S. Holdings, Inc.^	3,700	31,376
Delta Petroleum Corp.*	20,900	40,337
DHT Maritime, Inc.^	12,400	64,604
Encore Acquisition Co.*	13,200	407,220
Endeavour International Corp.*	1,600	2,176
EXCO Resources, Inc.*	4,100	52,972
Forest Oil Corp.*^	17,672	263,666
Frontier Oil Corp.	5,600	73,416
Frontline Ltd.	12,900	314,244
General Maritime Corp.	12,200	120,658
GeoResources, Inc.*	1,800	18,360
GMX Resources, Inc.*^	3,500	37,240
Golar LNG Ltd.^	2,100	17,955
Goodrich Petroleum Corp.*	6,100	149,999
Gran Tierra Energy, Inc.*	51,000	175,950
Green Plains Renewable Energy, Inc.*	2,300	15,065
Gulfport Energy Corp.*^	400	2,740
Harvest Natural Resources, Inc.*	8,800	38,808
International Coal Group, Inc.*	22,700	64,922
Knightsbridge Tankers Ltd.	4,300	58,652
Mariner Energy, Inc.*	2,400	28,200
Massey Energy Co.	4,300	84,022
Newfield Exploration Co.*	25,160	821,977
Nexen, Inc.	58,140	1,258,731
Noble Energy, Inc.	9,000	530,730

See Notes to Financial Statements. 23

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Nordic American Tanker Shipping Ltd.^	10,600	$337,292
Oilsands Quest, Inc.*^	47,000	45,120
Overseas Shipholding Group, Inc.^	7,066	240,527
Parallel Petroleum Corp.*	10,400	20,176
Patriot Coal Corp.*	16,000	102,080
Peabody Energy Corp.	104,955	3,165,443
Penn Virginia Corp.	11,400	186,618
Petrobras Energia Participaciones SA (ADR)	140,455	834,303
Petroleum Development Corp.*	5,900	92,571
PetroQuest Energy, Inc.*^	10,700	39,483
Pioneer Natural Resources Co.	69,970	1,784,235
Rex Energy Corp.*	1,700	9,690
Rosetta Resources, Inc.*	13,200	115,500
SandRidge Energy, Inc.*	31,100	264,972
Ship Finance International Ltd.	4,300	47,429
Southern Union Co.	41,920	770,909
St. Mary Land & Exploration Co.	11,789	246,036
Stone Energy Corp.*	7,400	54,908
Swift Energy Co.*	7,700	128,205
Teekay Corp.	5,900	124,077
Tesoro Corp.^	169,810	2,161,681
Toreador Resources Corp.*	300	2,010
Uranerz Energy Corp.*	2,000	3,760
Uranium Energy Corp.*	600	1,740
USEC, Inc.*^	28,100	149,492
VAALCO Energy, Inc.*	13,700	57,951
Venoco, Inc.*	3,100	23,777
W&T Offshore, Inc.	400	3,896
Warren Resources, Inc.*	563,620	1,380,869
Western Refining, Inc.*	7,200	50,832
Westmoreland Coal Co.*^	300	2,430
Whiting Petroleum Corp.*	12,700	446,532

		30,271,837

Total Energy		43,048,828

Financials (18.7%)
Capital Markets (1.4%)
Affiliated Managers Group, Inc.*^	8,300	482,977
Allied Capital Corp.^	45,900	159,732
American Capital Ltd.	53,900	173,019
Ameriprise Financial, Inc.	35,140	852,847
Apollo Investment Corp.	36,239	217,434
Ares Capital Corp.^	25,161	202,798
BGC Partners, Inc., Class A	8,300	31,457
BlackRock Kelso Capital Corp.	3,181	19,818
Calamos Asset Management, Inc., Class A	8,000	112,880
Capital Southwest Corp.^	800	57,880
Cohen & Steers, Inc.	1,400	20,930
Diamond Hill Investment Group, Inc.*	100	4,018
E*TRADE Financial Corp.*^	120,800	154,624
Epoch Holding Corp.^	600	5,184
Evercore Partners, Inc., Class A^	4,060	79,738
FBR Capital Markets Corp.*	5,600	26,320
FCStone Group, Inc.*	7,000	27,650
Federated Investors, Inc., Class B	1,500	36,135
GAMCO Investors, Inc., Class A	700	33,950
Gladstone Capital Corp.^	5,900	44,427
Gladstone Investment Corp.^	5,500	26,565
Harris & Harris Group, Inc.*^	6,500	37,895
Hercules Technology Growth Capital, Inc.	9,367	78,308

	Number of Shares	Value (Note 1)
International Assets Holding Corp.* .	800	$11,896
Invesco Ltd.	36,300	646,866
Investment Technology Group, Inc.*	10,000	203,900
Janus Capital Group, Inc.	5,300	60,420
Jefferies Group, Inc.*	7,011	149,545
JMP Group, Inc.	3,300	25,377
KBW, Inc.*^	4,700	135,172
Knight Capital Group, Inc., Class A*^	11,456	195,325
Kohlberg Capital Corp.	3,790	23,953
LaBranche & Co., Inc.*	12,100	52,030
Main Street Capital Corp.*	700	9,583
MCG Capital Corp.*^	18,600	45,198
MF Global Ltd.*^	18,100	107,333
MVC Capital, Inc.	6,200	52,452
NGP Capital Resources Co.	5,877	34,498
Oppenheimer Holdings, Inc., Class A	2,000	42,340
PennantPark Investment Corp.^	5,178	36,764
Penson Worldwide, Inc.*	5,500	49,225
Piper Jaffray Cos., Inc.*	4,900	213,983
Prospect Capital Corp.^	10,421	95,873
Raymond James Financial, Inc.^	24,100	414,761
Safeguard Scientifics, Inc.*	19,100	25,212
Sanders Morris Harris Group, Inc.	4,800	26,400
SWS Group, Inc.	5,700	79,629
TD Ameritrade Holding Corp.*	39,980	701,249
Teton Advisors, Inc.(b)*†	29	56
Thomas Weisel Partners Group, Inc.*	4,700	28,294
TICC Capital Corp.	6,700	29,547
TradeStation Group, Inc.*	6,200	52,452
Triangle Capital Corp.*	1,900	20,748
U.S. Global Investors, Inc., Class A	700	6,482
Virtus Investment Partners, Inc.*^	1,283	18,847
Westwood Holdings Group, Inc.	300	12,543

		6,494,539

Commercial Banks (5.0%)
1st Source Corp.	3,600	62,172
Alliance Financial Corp./New York^	1,584	44,922
American National Bankshares, Inc.	1,500	28,920
Ameris Bancorp^	3,400	21,488
Ames National Corp.^	900	21,969
Arrow Financial Corp.^	900	24,300
Associated Banc-Corp.^	32,500	406,250
Auburn National Bancorp., Inc.	600	17,100
BancFirst Corp.^	1,800	62,244
Banco Latinoamericano de Comercio Exterior S.A., Class E^	15,500	192,665
Bancorp Rhode Island, Inc.	900	17,739
Bancorp, Inc./Delaware*	2,800	16,800
Bancorpsouth, Inc.^	27,620	567,039
Bank of Hawaii Corp.^	15,819	566,795
Bank of Kentucky Financial Corp.	800	22,400
Bank of Marin Bancorp/California	300	8,085
Bank of the Ozarks, Inc.^	3,000	64,890
Banner Corp.^	4,100	15,662
Bar Harbor Bankshares	700	21,595
BOK Financial Corp.^	4,820	181,569
Boston Private Financial Holdings, Inc.^	15,000	67,200
Bridge Bancorp, Inc.*	300	8,166
Bryn Mawr Bank Corp.^	1,800	33,966
C&F Financial Corp.	388	5,820
Camden National Corp.^	1,800	61,254
Cape Bancorp, Inc.*	2,900	25,027
Capital City Bank Group, Inc.^	2,700	45,495

See Notes to Financial Statements. 24

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
CapitalSource, Inc.	47,800	$233,264
Cardinal Financial Corp.	2,900	22,707
Cathay General Bancorp^	7,100	67,521
Center Bancorp, Inc.*	2,800	22,820
Centerstate Banks, Inc.	2,400	17,808
Central Pacific Financial Corp.^	6,600	24,750
Central Valley Community Bancorp*	1,300	6,747
Centrue Financial Corp.	400	1,772
Century Bancorp, Inc./Massachusetts, Class A^	1,049	19,344
Chemical Financial Corp.^	5,300	105,523
Chicopee Bancorp, Inc.*	1,600	20,752
Citizens & Northern Corp.	2,100	43,197
Citizens Holding Co.	700	21,840
Citizens Republic Bancorp, Inc.*	29,900	21,229
City Holding Co.^	3,600	109,296
City National Corp./California^	12,743	469,325
CNB Financial Corp./Pennsylvania	1,100	15,587
CoBiz Financial, Inc.^	4,800	30,768
Colonial BancGroup, Inc.^	51,200	31,744
Columbia Banking System, Inc.^	5,000	51,150
Comerica, Inc.	19,640	415,386
Commerce Bancshares, Inc./Missouri	15,948	507,625
Community Bank System, Inc.^	8,400	122,304
Community Trust Bancorp, Inc.	3,816	102,078
Cullen/Frost Bankers, Inc.^	16,874	778,228
CVB Financial Corp.^	16,200	96,714
Eagle Bancorp, Inc.*	2,500	21,925
East West Bancorp, Inc.^	15,900	103,191
Enterprise Bancorp, Inc./Massachusetts	1,300	15,340
Enterprise Financial Services Corp.	1,100	9,999
F.N.B. Corp./Pennsylvania	21,545	133,364
Farmers Capital Bank Corp.	1,500	37,755
Financial Institutions, Inc.	2,900	39,614
First Bancorp, Inc./Maine	2,000	38,940
First Bancorp/North Carolina^	3,300	51,744
First Bancorp/Puerto Rico^	18,500	73,075
First Busey Corp.^	6,400	47,040
First California Financial Group, Inc.*	3,800	23,446
First Citizens BancShares, Inc./North Carolina, Class A	3,360	449,064
First Commonwealth Financial Corp.	21,300	135,042
First Community Bancshares, Inc./Virginia^	2,500	32,100
First Financial Bancorp	9,100	68,432
First Financial Bankshares, Inc.^	2,400	120,864
First Financial Corp./Indiana^	2,900	91,582
First Horizon National Corp.*^	54,292	651,497
First Merchants Corp.	5,600	44,968
First Midwest Bancorp, Inc./Illinois^	12,300	89,913
First of Long Island Corp.	1,100	25,454
First South Bancorp, Inc./North Carolina^	1,900	22,040
FirstMerit Corp.^	25,743	437,116
Fulton Financial Corp.	43,200	225,072
German American Bancorp, Inc.	2,800	40,348
Glacier Bancorp, Inc.^	20,978	309,845
Great Southern Bancorp, Inc.	1,900	39,045
Guaranty Bancorp*	14,700	28,077
Hampton Roads Bankshares, Inc.	4,600	37,950
Hancock Holding Co.^	5,200	168,948
Harleysville National Corp.	11,000	51,700
Heartland Financial USA, Inc.^	3,579	51,108

	Number of Shares	Value (Note 1)
Heritage Financial Corp./Washington	1,400	$16,184
Home Bancorp, Inc.*	2,200	26,268
Home Bancshares, Inc./Arkansas	3,100	59,024
Horizon Bancorp/Indiana	910	14,933
Huntington Bancshares, Inc./Ohio^	179,988	752,349
IBERIABANK Corp.^	4,000	157,640
Independent Bank Corp./Massachusetts^	5,200	102,440
International Bancshares Corp.^	12,846	132,442
Investors Bancorp, Inc.*^	10,800	98,928
KeyCorp	129,100	676,483
Lakeland Bancorp, Inc.^	5,300	47,647
Lakeland Financial Corp.^	3,100	58,900
M&T Bank Corp.^	3,920	199,646
MainSource Financial Group, Inc.^	4,500	33,390
Marshall & Ilsley Corp.	66,700	320,160
MB Financial, Inc.^	8,900	90,691
Merchants Bancshares, Inc.	1,200	26,628
Metro Bancorp, Inc.*^	1,300	25,038
Midsouth Bancorp, Inc.	1,100	18,480
Nara Bancorp, Inc.	4,900	25,382
National Bankshares, Inc./Virginia	1,700	40,800
National Penn Bancshares, Inc.^	21,400	98,654
NB&T Financial Group, Inc.	153	2,098
NBT Bancorp, Inc.	8,600	186,706
Northfield Bancorp, Inc./New Jersey	5,200	60,424
Northrim BanCorp, Inc.	1,600	22,272
Norwood Financial Corp.	500	15,680
Ohio Valley Banc Corp.	1,000	29,340
Old National Bancorp/Indiana	16,493	161,961
Old Point Financial Corp.	500	9,250
Old Second Bancorp, Inc.^	3,400	20,060
Oriental Financial Group, Inc.^	10,700	103,790
Orrstown Financial Services, Inc.	700	26,068
Pacific Capital Bancorp N.A.^	10,700	22,898
Pacific Continental Corp.	3,000	36,390
PacWest Bancorp	6,100	80,276
Park National Corp.^	2,600	146,848
Peapack Gladstone Financial Corp.	1,900	36,651
Penns Woods Bancorp, Inc.	400	11,656
Peoples Bancorp, Inc./Ohio^	2,600	44,330
Peoples Financial Corp./Mississippi	900	17,100
Pinnacle Financial Partners, Inc.*	6,000	79,920
Popular, Inc.^	148,840	327,448
Porter Bancorp, Inc.	700	10,605
Premier Financial Bancorp, Inc.	800	5,064
Premierwest Bancorp	5,040	17,086
PrivateBancorp, Inc.	3,000	66,720
Prosperity Bancshares, Inc.^	15,380	458,785
Renasant Corp.^	5,000	75,100
Republic Bancorp, Inc./Kentucky, Class A^	2,100	47,439
Republic First Bancorp, Inc.*	1,800	14,040
S&T Bancorp, Inc.^	6,200	75,392
Sandy Spring Bancorp, Inc.^	4,300	63,210
Santander BanCorp*	1,600	11,136
SCBT Financial Corp.	3,300	78,177
Shore Bancshares, Inc.	2,336	41,908
Sierra Bancorp^	1,600	20,208
Signature Bank/New York*	7,357	199,522
Simmons First National Corp., Class A	3,600	96,192
Smithtown Bancorp, Inc.	2,807	35,902
South Financial Group, Inc.	22,300	26,537
Southside Bancshares, Inc.^	2,560	58,547

See Notes to Financial Statements. 25

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Southwest Bancorp, Inc./Oklahoma	3,700	$36,112
State Bancorp, Inc./New York	3,600	27,216
StellarOne Corp.^	5,400	69,930
Sterling Bancorp/New York	4,300	35,905
Sterling Bancshares, Inc./Texas	21,000	132,930
Sterling Financial Corp./Washington^	12,200	35,502
Suffolk Bancorp^	800	20,512
Sumitomo Trust & Banking Co., Ltd. (ADR)	291,416	1,550,332
Sun Bancorp, Inc./New Jersey*	3,360	17,405
SunTrust Banks, Inc.	31,900	524,755
Susquehanna Bancshares, Inc.^	21,600	105,624
SVB Financial Group*^	9,839	267,818
SY Bancorp, Inc.^	1,700	41,089
Synovus Financial Corp.	65,200	194,948
TCF Financial Corp.^	39,480	527,848
Texas Capital Bancshares, Inc.*	8,100	125,307
Tompkins Financial Corp.^	1,400	67,130
Tower Bancorp, Inc.	900	31,635
TowneBank/Virginia	5,200	72,800
Trico Bancshares^	3,500	54,250
Trustmark Corp.	14,378	277,783
UCBH Holdings, Inc.^	29,600	37,296
UMB Financial Corp.	9,163	348,286
Umpqua Holdings Corp.^	15,100	117,176
Union Bankshares Corp./Virginia^	3,400	50,898
United Bancorp, Inc./Ohio	700	5,530
United Bancshares, Inc./Ohio	691	7,601
United Bankshares, Inc.^	9,400	183,676
United Community Banks, Inc./Georgia*^	10,193	61,055
United Security Bancshares, Inc./Alabama	1,500	32,850
Univest Corp. of Pennsylvania	3,100	62,806
Valley National Bancorp^	48,471	567,111
Washington Banking Co.	2,400	22,608
Washington Trust Bancorp, Inc.^	3,400	60,622
Webster Financial Corp.^	13,500	108,675
WesBanco, Inc.^	5,800	84,332
West Bancorp, Inc.^	4,900	24,500
Westamerica Bancorporation^	4,460	221,261
Western Alliance Bancorp*	9,759	66,752
Whitney Holding Corp./Louisiana	16,700	152,972
Wilber Corp.	1,500	16,650
Wilmington Trust Corp.	19,216	262,491
Wilshire Bancorp, Inc.	4,500	25,875
Wintrust Financial Corp.	5,900	94,872
Yadkin Valley Financial Corp.	4,350	30,059
Zions Bancorporation	28,800	332,928

		22,747,165

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	6,747	29,889
AmeriCredit Corp.*	15,700	212,735
Cardtronics, Inc.*	800	3,048
Cash America International, Inc.	7,426	173,694
CompuCredit Corp.*	2,100	4,830
Credit Acceptance Corp.*^	400	8,740
Dollar Financial Corp.*	7,740	106,735
First Marblehead Corp.*^	12,200	24,644
Nelnet, Inc., Class A*^	3,400	46,206
QC Holdings, Inc.	4,774	24,538
Rewards Network, Inc.*	3,200	12,096
Student Loan Corp.	1,100	40,920

	Number of Shares	Value (Note 1)
World Acceptance Corp.*	4,100	$81,631

		769,706

Diversified Financial Services (0.5%)
Ampal American Israel, Class A*	7,300	17,812
Asset Acceptance Capital Corp.*^	1,100	8,459
California First National Bancorp	500	5,700
CIT Group, Inc.	121,404	261,019
Compass Diversified Holdings^	6,300	50,967
Encore Capital Group, Inc.*	3,800	50,350
Fifth Street Finance Corp.^	4,944	49,638
Financial Federal Corp.^	4,100	84,255
Medallion Financial Corp.^	3,700	28,305
NASDAQ OMX Group, Inc.*	240	5,114
NewStar Financial, Inc.*	6,100	11,651
PHH Corp.*^	98,710	1,794,548
PICO Holdings, Inc.*	2,900	83,230
Primus Guaranty Ltd.*	4,400	10,384
Resource America, Inc., Class A	3,600	19,368

		2,480,800

Insurance (5.6%)
Alleghany Corp.*^	1,316	356,636
Allied World Assurance Co. Holdings Ltd./Bermuda	22,450	916,634
Ambac Financial Group, Inc.^	68,400	62,928
American Equity Investment Life Holding Co.^	25,200	140,616
American Financial Group, Inc./Ohio	21,561	465,286
American National Insurance Co.	4,000	302,320
American Physicians Capital, Inc.	1,800	70,488
American Physicians Service Group, Inc.	1,700	38,573
American Safety Insurance Holdings Ltd.*	1,900	25,859
Amerisafe, Inc.*	4,500	70,020
Amtrust Financial Services, Inc.	4,200	47,880
Arch Capital Group Ltd.*	13,082	766,344
Argo Group International Holdings Ltd.*	7,700	217,294
Arthur J. Gallagher & Co.^	1,800	38,412
Aspen Insurance Holdings Ltd.	32,506	726,184
Assured Guaranty Ltd.^	23,100	285,978
Axis Capital Holdings Ltd.^	25,554	669,004
Baldwin & Lyons, Inc., Class B^	2,000	39,400
Brown & Brown, Inc.	7,700	153,461
Citizens, Inc./Texas*	2,080	12,646
CNA Financial Corp.	67,410	1,042,833
CNA Surety Corp.*	4,000	53,960
Conseco, Inc.*^	48,400	114,708
Crawford & Co., Class B*^	1,000	4,800
Delphi Financial Group, Inc., Class A	11,100	215,673
Donegal Group, Inc., Class A	3,000	45,630
Eastern Insurance Holdings, Inc.	2,000	18,820
EMC Insurance Group, Inc.^	1,300	27,053
Employers Holdings, Inc.	12,000	162,600
Endurance Specialty Holdings Ltd.	22,120	648,116
Enstar Group, Ltd.*	1,700	100,045
Erie Indemnity Co., Class A	2,200	78,672
Everest Reinsurance Group Ltd.	10,320	738,602
FBL Financial Group, Inc., Class A^	2,600	21,476
Fidelity National Financial, Inc., Class A	70,548	954,514
First Acceptance Corp.*	3,100	6,603
First American Corp.	31,729	822,098
First Mercury Financial Corp.	1,900	26,163

See Notes to Financial Statements. 26

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Flagstone Reinsurance Holdings Ltd.^	9,800	$100,940
FPIC Insurance Group, Inc.*	2,100	64,302
Genworth Financial, Inc., Class A	62,200	434,778
Greenlight Capital Reinsurance Ltd., Class A*^	7,300	126,363
Hallmark Financial Services*^	2,200	15,730
Hanover Insurance Group, Inc.	11,800	449,698
Harleysville Group, Inc.^	3,400	95,948
HCC Insurance Holdings, Inc.	28,048	673,432
Hilltop Holdings, Inc.*^	9,900	117,513
Horace Mann Educators Corp.	10,200	101,694
Independence Holding Co.	2,400	15,264
Infinity Property & Casualty Corp.	3,500	127,610
IPC Holdings Ltd.	14,000	382,760
Kansas City Life Insurance Co.	1,300	34,983
Maiden Holdings Ltd.	13,100	85,936
Markel Corp.*^	2,411	679,179
Max Capital Group Ltd.	11,500	212,290
MBIA, Inc.*^	33,000	142,890
Meadowbrook Insurance Group, Inc.	14,400	94,032
Mercer Insurance Group, Inc.	1,400	22,260
Mercury General Corp.^	6,631	221,674
Montpelier Reinsurance Holdings Ltd.	21,800	289,722
National Financial Partners Corp.	9,700	71,004
National Interstate Corp.	1,700	25,806
National Western Life Insurance Co., Class A	600	70,050
Navigators Group, Inc.*^	3,300	146,619
NYMAGIC, Inc.	900	12,492
Odyssey Reinsurance Holdings Corp.^	3,300	131,934
Old Republic International Corp.^	60,133	592,310
OneBeacon Insurance Group Ltd., Class A	5,700	66,633
PartnerReinsurance Ltd.	19,986	1,298,092
Phoenix Cos., Inc.*^	30,100	50,267
Platinum Underwriters Holdings Ltd.	42,426	1,212,959
PMA Capital Corp., Class A*	8,500	38,675
Presidential Life Corp.^	5,000	37,850
Principal Financial Group, Inc.	23,700	446,508
ProAssurance Corp.*	8,100	374,301
Protective Life Corp.^	21,880	250,307
Reinsurance Group of America, Inc.	43,978	1,535,273
RenaissanceReinsurance Holdings Ltd.	15,513	721,975
RLI Corp.^	2,700	120,960
Safety Insurance Group, Inc.	2,900	88,624
SeaBright Insurance Holdings, Inc.*^	5,600	56,728
Selective Insurance Group, Inc.	13,500	172,395
Specialty Underwriters’ Alliance, Inc.*	1,800	11,412
StanCorp Financial Group, Inc.	12,443	356,865
State Auto Financial Corp.^	3,400	59,500
Stewart Information Services Corp.^	4,100	58,425
Tower Group, Inc.	1,181	29,265
Transatlantic Holdings, Inc.	6,800	294,644
Unico American Corp.	358	2,739
United America Indemnity Ltd., Class A*^	8,745	41,889
United Fire & Casualty Co.^	5,900	101,185
Unitrin, Inc.	10,100	121,402
Universal Insurance Holdings, Inc.^	9,870	49,547
Unum Group	58,200	923,052
Validus Holdings Ltd.^	6,600	145,068
Wesco Financial Corp.	330	96,030

	Number of Shares	Value (Note 1)
White Mountains Insurance Group Ltd.	2,000	$457,820
Zenith National Insurance Corp.	9,200	200,008

		25,447,940

Real Estate Investment Trusts (REITs) (4.9%)
Acadia Realty Trust (REIT)^	7,600	99,180
Agree Realty Corp. (REIT)	2,100	38,493
Alexander’s, Inc. (REIT)^	200	53,920
Alexandria Real Estate Equities, Inc. (REIT)^	7,700	275,583
AMB Property Corp. (REIT)	36,951	695,048
American Campus Communities, Inc. (REIT)^	13,226	293,353
American Capital Agency Corp. (REIT)^	2,400	55,128
Anthracite Capital, Inc. (REIT)^	21,600	13,392
Anworth Mortgage Asset Corp. (REIT)	24,900	179,529
Apartment Investment & Management Co. (REIT), Class A^	29,250	258,863
Ashford Hospitality Trust, Inc. (REIT)^	32,500	91,325
Associated Estates Realty Corp. (REIT)	2,000	11,920
BioMed Realty Trust, Inc. (REIT)^	25,032	256,077
Brandywine Realty Trust (REIT)	32,159	239,585
BRE Properties, Inc. (REIT)^	12,800	304,128
Camden Property Trust (REIT)	16,705	461,058
CapLease, Inc. (REIT)	11,300	31,188
Capstead Mortgage Corp. (REIT)	15,700	199,547
Care Investment Trust, Inc. (REIT)	3,300	17,160
CBL & Associates Properties, Inc. (REIT)^	17,412	93,851
Cedar Shopping Centers, Inc. (REIT)^	9,105	41,155
Chimera Investment Corp. (REIT)	503,883	1,758,551
Cogdell Spencer, Inc. (REIT)	7,000	30,030
Colonial Properties Trust (REIT)^	11,600	85,840
Corporate Office Properties Trust/Maryland (REIT)^	14,400	422,352
Cousins Properties, Inc. (REIT)^	9,741	82,799
DCT Industrial Trust, Inc. (REIT)^	43,106	175,872
Developers Diversified Realty Corp. (REIT)	34,400	167,872
DiamondRock Hospitality Co. (REIT)^	27,286	170,810
Douglas Emmett, Inc. (REIT)^	31,000	278,690
Duke Realty Corp. (REIT)	56,300	493,751
DuPont Fabros Technology, Inc. (REIT)^	2,490	23,456
Dynex Capital, Inc. (REIT)	2,800	22,960
EastGroup Properties, Inc. (REIT)	2,500	82,550
Education Realty Trust, Inc. (REIT)^	7,000	30,030
Entertainment Properties Trust (REIT)^	8,700	179,220
Equity Lifestyle Properties, Inc. (REIT)	1,800	66,924
Equity One, Inc. (REIT)	8,200	108,732
Essex Property Trust, Inc. (REIT)^	6,900	429,387
Extra Space Storage, Inc. (REIT)^	21,000	175,350
Federal Realty Investment Trust (REIT)^	12,866	662,856
FelCor Lodging Trust, Inc. (REIT)^	16,300	40,098

See Notes to Financial Statements. 27

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
First Industrial Realty Trust, Inc. (REIT)^	9,900	$43,065
First Potomac Realty Trust (REIT)^	7,000	68,250
Franklin Street Properties Corp. (REIT)^	14,800	196,100
Getty Realty Corp. (REIT)^	2,600	49,062
Gladstone Commercial Corp. (REIT)	2,100	27,216
Glimcher Realty Trust (REIT)	10,773	31,242
Gramercy Capital Corp./New York (REIT)*	10,200	16,422
Hatteras Financial Corp. (REIT)	9,059	258,997
Health Care REIT, Inc. (REIT)	13,788	470,171
Healthcare Realty Trust, Inc. (REIT)^	14,719	247,721
Hersha Hospitality Trust (REIT)	10,600	26,288
Highwoods Properties, Inc. (REIT)	17,700	395,949
Home Properties, Inc. (REIT)	8,200	279,620
Hospitality Properties Trust (REIT)	50,871	604,856
HRPT Properties Trust (REIT)	102,392	415,712
Inland Real Estate Corp. (REIT)^	17,600	123,200
Investors Real Estate Trust (REIT)^	14,800	131,572
iStar Financial, Inc. (REIT)^	25,800	73,272
Kilroy Realty Corp. (REIT)^	9,000	184,860
Kimco Realty Corp. (REIT)^	27,340	274,767
Kite Realty Group Trust (REIT)	10,900	31,828
LaSalle Hotel Properties (REIT)^	13,111	161,790
Lexington Realty Trust (REIT)	22,603	76,850
Liberty Property Trust (REIT)	26,522	611,067
LTC Properties, Inc. (REIT)	5,200	106,340
Macerich Co. (REIT)	19,300	339,873
Mack-Cali Realty Corp. (REIT)	19,739	450,049
Medical Properties Trust, Inc. (REIT)^	41,682	253,010
MFA Financial, Inc. (REIT)	88,640	613,389
Mid-America Apartment Communities, Inc. (REIT)^	3,200	117,472
Mission West Properties, Inc. (REIT)	6,988	47,728
Monmouth Real Estate Investment Corp. (REIT), Class A	5,500	32,230
National Health Investors, Inc. (REIT)^	6,200	165,602
National Retail Properties, Inc. (REIT)^	20,000	347,000
Nationwide Health Properties, Inc. (REIT)	6,400	164,736
NorthStar Realty Finance Corp. (REIT)^	14,300	40,469
Omega Healthcare Investors, Inc. (REIT)	16,800	260,736
Parkway Properties, Inc./Maryland (REIT)^	5,300	68,900
Pennsylvania Real Estate Investment Trust (REIT)^	8,600	43,000
Post Properties, Inc. (REIT)	11,100	149,184
Potlatch Corp. (REIT)^	4,708	114,357
PS Business Parks, Inc. (REIT)^	2,600	125,944
RAIT Financial Trust (REIT)^	12,600	17,262
Ramco-Gershenson Properties Trust (REIT)	5,171	51,762
Rayonier, Inc. (REIT)	10,800	392,580
Realty Income Corp. (REIT)^	25,700	563,344
Redwood Trust, Inc. (REIT)^	16,900	249,444
Regency Centers Corp. (REIT)	20,111	702,074
Resource Capital Corp. (REIT)	4,300	13,760
Saul Centers, Inc. (REIT)	900	26,613

	Number of Shares	Value (Note 1)
Senior Housing Properties Trust (REIT)^	30,300	$494,496
SL Green Realty Corp. (REIT)	19,200	440,448
Sovran Self Storage, Inc. (REIT)	5,600	137,760
Strategic Hotels & Resorts, Inc. (REIT)	20,400	22,644
Sun Communities, Inc. (REIT)^	4,100	56,498
Sunstone Hotel Investors, Inc. (REIT)^	18,312	97,969
Tanger Factory Outlet Centers (REIT)	4,400	142,692
Taubman Centers, Inc. (REIT)	13,300	357,238
Transcontinental Realty Investors, Inc.*	300	3,621
UDR, Inc. (REIT)	37,777	390,236
UMH Properties, Inc. (REIT)	1,700	13,549
Universal Health Realty Income Trust (REIT)	1,300	40,976
Urstadt Biddle Properties, Inc. (REIT), Class A	5,000	70,400
U-Store-It Trust (REIT)	13,200	64,680
Walter Investment Management Corp. (REIT)*	4,500	59,760
Washington Real Estate Investment Trust (REIT)^	13,000	290,810
Weingarten Realty Investors (REIT)^	26,099	378,696
Winthrop Realty Trust (REIT)	2,800	25,004

		22,541,825

Real Estate Management & Development (0.2%)
American Realty Investors, Inc.*	600	6,120
Avatar Holdings, Inc.*	1,700	30,889
China Housing & Land Development, Inc.*	6,400	36,864
Consolidated-Tomoka Land Co.^	1,400	49,112
Forest City Enterprises, Inc., Class A	27,400	180,840
Forestar Group, Inc.*	8,472	100,647
Jones Lang LaSalle, Inc.	8,786	287,566

		692,038

Thrifts & Mortgage Finance (0.9%)
Abington Bancorp, Inc.	6,200	49,352
Astoria Financial Corp.^	32,052	275,006
Bank Mutual Corp.^	11,800	102,896
BankFinancial Corp.	4,800	42,528
Beneficial Mutual Bancorp, Inc.*^	21,289	204,374
Berkshire Hills Bancorp, Inc.	3,500	72,730
Brookline Bancorp, Inc.^	11,200	104,384
Brooklyn Federal Bancorp, Inc.	400	4,500
Cheviot Financial Corp.	600	4,800
Clifton Savings Bancorp, Inc.	2,900	31,204
Danvers Bancorp, Inc.^	4,400	59,180
Dime Community Bancshares, Inc.^	6,300	57,393
Doral Financial Corp.*^	1,900	4,750
ESB Financial Corp.^	4,150	54,448
ESSA Bancorp, Inc.^	4,100	56,047
First Defiance Financial Corp.	3,220	41,860
First Financial Holdings, Inc.^	2,700	25,380
First Financial Northwest, Inc.^	5,600	43,792
First Financial Service Corp.	1,000	17,410
First Niagara Financial Group, Inc.	42,500	485,351
Flagstar Bancorp, Inc.*^	22,200	15,096
Flushing Financial Corp.^	5,900	55,165
Fox Chase Bancorp, Inc.*	1,300	12,467
Harleysville Savings Financial Corp.	856	11,359
Heritage Financial Group	400	3,428

See Notes to Financial Statements. 28

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
HF Financial Corp.	200	$2,352
Home Federal Bancorp, Inc./Idaho^	4,200	42,798
HopFed Bancorp, Inc.	434	4,223
Kearny Financial Corp.	4,300	49,192
Kentucky First Federal Bancorp	600	7,290
K-Fed Bancorp	1,000	9,180
Legacy Bancorp., Inc./Massachusetts	1,800	19,980
Meridian Interstate Bancorp, Inc.*	2,600	19,370
MGIC Investment Corp.^	31,500	138,600
NASB Financial, Inc.^	700	20,020
New Hampshire Thrift Bancshares, Inc.	1,640	16,154
New York Community Bancorp, Inc.^	22,800	243,732
NewAlliance Bancshares, Inc.	26,727	307,361
Northeast Community Bancorp, Inc.*	1,500	12,165
Northwest Bancorp, Inc.	4,100	77,326
OceanFirst Financial Corp.	5,017	60,053
Ocwen Financial Corp.*^	9,900	128,403
Oritani Financial Corp.*^	600	8,226
PMI Group, Inc.	21,438	42,447
Provident Financial Services, Inc.	15,000	136,500
Provident New York Bancorp^	8,700	70,644
Prudential Bancorp, Inc. of Pennsylvania*	200	2,362
Radian Group, Inc.	19,224	52,289
Rockville Financial, Inc.	2,200	24,090
Roma Financial Corp.	1,200	15,288
TF Financial Corp.	300	5,289
TFS Financial Corp.	18,300	194,346
Tree.com, Inc.*	1,600	15,360
TrustCo Bank Corp. NY/New York^	11,800	69,738
United Financial Bancorp, Inc.	3,400	46,988
United Western Bancorp, Inc.	2,200	20,790
Washington Federal, Inc.^	22,400	291,200
Waterstone Financial, Inc.*^	2,600	7,722
Westfield Financial, Inc.^	7,900	71,574
WSFS Financial Corp.	1,400	38,234

		4,106,186

Total Financials		85,280,199

Health Care (6.1%)
Biotechnology (0.2%)
ArQule, Inc.*	4,800	29,472
Celera Corp.*^	16,300	124,369
Facet Biotech Corp.*	5,000	46,450
Geron Corp.*^	11,100	85,137
Infinity Pharmaceuticals, Inc.*	2,400	14,016
Lexicon Pharmaceuticals, Inc.*^	11,500	14,260
Martek Biosciences Corp.*	6,800	143,820
Maxygen, Inc.*^	1,000	6,720
Myriad Pharmaceuticals, Inc.*	500	2,325
Nabi Biopharmaceuticals*	3,500	8,470
PDL BioPharma, Inc.	26,292	207,707
Progenics Pharmaceuticals, Inc.*	1,600	8,240
Theravance, Inc.*^	24,840	363,657

		1,054,643

Health Care Equipment & Supplies (1.6%)
Analogic Corp.	1,100	40,645
AngioDynamics, Inc.*^	3,400	45,118
Aspect Medical Systems, Inc.*	3,900	23,049
Cantel Medical Corp.*	3,592	58,298
Cardiac Science Corp.*	3,700	14,874
CONMED Corp.*^	6,900	107,088
Cooper Cos., Inc.	11,692	289,143

	Number of Shares	Value (Note 1)
CryoLife, Inc.*	600	$3,324
Cutera, Inc.*	2,400	20,688
Cynosure, Inc., Class A*	2,400	18,360
ev3, Inc.*^	17,700	189,744
Greatbatch, Inc.*^	1,658	37,487
Hansen Medical, Inc.*	1,200	5,928
Hill-Rom Holdings, Inc.^	9,400	152,468
Hologic, Inc.*	57,900	823,917
Home Diagnostics, Inc.*	2,000	12,280
I-Flow Corp.*	3,100	21,514
Invacare Corp.	13,460	237,569
Inverness Medical Innovations, Inc.*^	10,400	370,032
Kewaunee Scientific Corp.	500	5,500
Kinetic Concepts, Inc.*	14,100	384,225
Medical Action Industries, Inc.*^	694	7,946
National Dentex Corp.*	800	5,208
Natus Medical, Inc.*	1,800	20,772
OraSure Technologies, Inc.*^	1,100	2,717
Palomar Medical Technologies, Inc.*^	1,200	17,592
RTI Biologics, Inc.*	8,700	37,323
Span-America Medical Systems, Inc.	700	7,574
Symmetry Medical, Inc.*	7,100	66,172
Teleflex, Inc.	7,146	320,355
TomoTherapy, Inc.*	800	2,200
Volcano Corp.*	2,900	40,542
West Pharmaceutical Services, Inc.^	8,080	281,588
Young Innovations, Inc.	400	8,716
Zimmer Holdings, Inc.*	90,000	3,834,001
Zoll Medical Corp.*	700	13,538

		7,527,495

Health Care Providers & Services (2.9%)
Alliance HealthCare Services, Inc.*	700	5,131
Allied Healthcare International, Inc.*	9,400	20,398
Allion Healthcare, Inc.*	4,700	27,965
Amedisys, Inc.*	400	13,208
American Dental Partners, Inc.*^	4,000	36,280
AmerisourceBergen Corp.	27,580	489,269
Amsurg Corp.*^	8,100	173,664
Assisted Living Concepts, Inc., Class A*	2,480	36,084
Brookdale Senior Living, Inc.	9,100	88,634
Capital Senior Living Corp.*^	4,300	19,565
Centene Corp.*	4,944	98,781
Chindex International, Inc.*	300	3,711
CIGNA Corp.	41,300	994,917
Community Health Systems, Inc.*^	11,540	291,385
Continuecare Corp.*	1,000	2,330
Cross Country Healthcare, Inc.*	5,800	39,846
Gentiva Health Services, Inc.*	4,000	65,840
Hanger Orthopedic Group, Inc.*^	5,100	69,309
Health Net, Inc.*	281,110	4,371,262
Healthspring, Inc.*	12,800	139,008
Healthways, Inc.*	8,000	107,600
Humana, Inc.*	65,760	2,121,418
inVentiv Health, Inc.*	5,600	75,768
Kindred Healthcare, Inc.*	9,800	121,226
Laboratory Corp. of America Holdings*	6,580	446,058
Landauer, Inc.	1,000	61,340
LCA-Vision, Inc.*	1,500	6,330
LifePoint Hospitals, Inc.*	13,777	361,646
Lincare Holdings, Inc.*	3,300	77,616
Magellan Health Services, Inc.*	8,800	288,816
MedCath Corp.*	4,500	52,920

See Notes to Financial Statements. 29

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
MEDNAX, Inc.*	7,800	$328,614
Molina Healthcare, Inc.*	3,300	78,936
National Healthcare Corp.^	1,100	41,734
Nighthawk Radiology Holdings, Inc.*	4,000	14,800
NovaMed, Inc.*	2,000	7,900
Odyssey HealthCare, Inc.*	4,100	42,148
Omnicare, Inc.	17,361	447,219
Owens & Minor, Inc.^	2,100	92,022
Psychiatric Solutions, Inc.*	4,500	102,330
RadNet, Inc.*^	700	1,575
RehabCare Group, Inc.*^	1,000	23,930
Res-Care, Inc.*	6,300	90,090
Skilled Healthcare Group, Inc., Class A*	4,200	31,500
Sun Healthcare Group, Inc.*	10,900	91,996
Sunrise Senior Living, Inc.*^	11,300	18,645
Tenet Healthcare Corp.*	38,500	108,570
Triple-S Management Corp., Class B*^	4,900	76,391
U.S. Physical Therapy, Inc.*	1,600	23,600
Universal American Corp.*	14,356	125,184
Universal Health Services, Inc., Class B	10,600	517,810
WellCare Health Plans, Inc.*	10,600	195,994

		13,168,313

Health Care Technology (0.1%)
AMICAS, Inc.*	2,200	6,116
IMS Health, Inc.	35,100	445,770
MedQuist, Inc.	2,300	13,984
Omnicell, Inc.*	1,100	11,825
Vital Images, Inc.*	1,100	12,485

		490,180

Life Sciences Tools & Services (0.2%)
Affymetrix, Inc.*^	2,400	14,232
Albany Molecular Research, Inc.*	4,100	34,399
Cambrex Corp.*^	500	2,060
Charles River Laboratories International, Inc.*	5,500	185,625
Enzo Biochem, Inc.*	2,900	12,847
Harvard Bioscience, Inc.*	300	1,185
Kendle International, Inc.*	2,900	35,496
PerkinElmer, Inc.	22,800	396,720
Varian, Inc.*	5,528	217,969

		900,533

Pharmaceuticals (1.1%)
Adolor Corp.*	5,400	9,504
Biodel, Inc.*	300	1,548
BMP Sunstone Corp.*^	1,000	4,740
Caraco Pharmaceutical Laboratories Ltd.*	1,600	4,912
Endo Pharmaceuticals Holdings, Inc.*	46,160	827,187
Hi-Tech Pharmacal Co., Inc.*	1,600	14,240
Impax Laboratories, Inc.*	107,760	793,114
King Pharmaceuticals, Inc.*	122,300	1,177,749
KV Pharmaceutical Co., Class A*	4,400	14,124
Medicines Co.*	3,900	32,721
Medicis Pharmaceutical Corp., Class A	12,700	207,264
Mylan, Inc.*	18,020	235,161
Noven Pharmaceuticals, Inc.*	5,600	80,080
Par Pharmaceutical Cos., Inc.*	8,900	134,835
SuperGen, Inc.*	5,300	10,653
ViroPharma, Inc.*	15,500	91,915
Warner Chilcott Ltd., Class A*	1,500	19,725

	Number of Shares	Value (Note 1)
Watson Pharmaceuticals, Inc.*	34,932	$1,176,859

		4,836,331

Total Health Care		27,977,495

Industrials (10.5%)
Aerospace & Defense (0.6%)
AAR Corp.*^	8,818	141,529
Alliant Techsystems, Inc.*	4,080	336,029
Argon ST, Inc.*	600	12,342
Ascent Solar Technologies, Inc.*	3,200	25,024
Astronics Corp.*	400	4,156
BE Aerospace, Inc.*^	12,100	173,756
Ceradyne, Inc.*	6,700	118,322
Curtiss-Wright Corp.^	11,300	335,949
Ducommun, Inc.^	2,400	45,096
DynCorp International, Inc., Class A*	5,800	97,382
Esterline Technologies Corp.*	5,000	135,350
Herley Industries, Inc.*^	2,300	25,231
Ladish Co., Inc.*	4,400	57,068
LMI Aerospace, Inc.*	1,200	12,144
Moog, Inc., Class A*	10,600	273,586
SIFCO Industries, Inc.*	800	8,472
Spirit AeroSystems Holdings, Inc., Class A*	17,769	244,146
Teledyne Technologies, Inc.*	18,600	609,150
Todd Shipyards Corp.	1,400	23,310
Triumph Group, Inc.	4,200	168,000

		2,846,042

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	5,400	12,528
Atlas Air Worldwide Holdings, Inc.*	4,300	99,717
Dynamex, Inc.*^	900	13,851
Forward Air Corp.	3,800	81,016
Hub Group, Inc., Class A*	4,800	99,072
Pacer International, Inc.	4,300	9,589
UTi Worldwide, Inc.*	1,900	21,660

		337,433

Airlines (0.4%)
Alaska Air Group, Inc.*^	9,014	164,596
Delta Air Lines, Inc.*	143,280	829,590
JetBlue Airways Corp.*^	57,588	245,901
Republic Airways Holdings, Inc.*	16,320	106,570
SkyWest, Inc.	32,240	328,848
U.S. Airways Group, Inc.*	33,800	82,134
UAL Corp.*^	2,100	6,699

		1,764,338

Building Products (0.3%)
American Woodmark Corp.	2,600	62,270
Ameron International Corp.	2,287	153,320
Apogee Enterprises, Inc.^	6,685	82,226
Armstrong World Industries, Inc.*^	2,900	47,821
Builders FirstSource, Inc.*^	3,422	14,236
Gibraltar Industries, Inc.	7,600	52,212
Griffon Corp.*	10,900	90,688
Insteel Industries, Inc.^	3,900	32,136
NCI Building Systems, Inc.*^	5,195	13,715
Owens Corning, Inc.*	12,000	153,360
Quanex Building Products Corp.	3,200	35,904
Simpson Manufacturing Co., Inc.^	2,128	46,007
Trex Co., Inc.*^	400	5,348
Universal Forest Products, Inc.	10,820	358,033

See Notes to Financial Statements. 30

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
USG Corp.*	10,300	$103,721

		1,250,997

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.^	8,900	160,823
ACCO Brands Corp.*	14,893	41,998
American Reprographics Co.*	6,100	50,752
Amrep Corp.*	600	6,618
ATC Technology Corp.*	1,300	18,850
Bowne & Co., Inc.	6,811	44,340
Comfort Systems USA, Inc.^	21,589	221,287
Consolidated Graphics, Inc.*^	2,400	41,808
Cornell Cos., Inc.*	2,800	45,388
Corrections Corp. of America*	25,500	433,245
Courier Corp.^	2,900	44,254
Covanta Holding Corp.*	32,300	547,808
Deluxe Corp.	16,200	207,522
EnergySolutions, Inc.	17,100	157,320
Ennis, Inc.	6,800	84,728
Fuel Tech, Inc.*	900	8,730
G&K Services, Inc., Class A	4,700	99,405
GEO Group, Inc.*	2,500	46,450
GeoEye, Inc.*^	200	4,712
HNI Corp.	3,100	55,986
ICT Group, Inc.*	400	3,492
Innerworkings, Inc.*	1,100	5,225
Kimball International, Inc., Class B	8,100	50,544
M&F Worldwide Corp.*^	3,000	60,000
McGrath RentCorp.	5,100	97,206
Metalico, Inc.*	6,800	31,688
Mine Safety Appliances Co.^	500	12,050
Mobile Mini, Inc.*	6,600	96,822
Multi-Color Corp.	500	6,130
North American Galvanizing & Coatings, Inc.*	3,026	18,338
R.R. Donnelley & Sons Co.	32,340	375,791
Republic Services, Inc.	94,000	2,294,539
Schawk, Inc.^	4,300	32,293
Standard Parking Corp.*	800	13,032
Standard Register Co.^	2,000	6,520
Steelcase, Inc., Class A^	14,900	86,718
Team, Inc.*	200	3,134
United Stationers, Inc.*	13,547	472,519
Viad Corp.	5,000	86,100
Virco Manufacturing Corp.	1,607	5,625
Waste Connections, Inc.*	5,300	137,323
Waste Services, Inc.*	3,900	20,202

		6,237,315

Construction & Engineering (1.1%)
Dycom Industries, Inc.*	9,800	108,486
EMCOR Group, Inc.*^	26,300	529,156
Furmanite Corp.*	3,500	15,610
Granite Construction, Inc.^	18,480	615,014
Great Lakes Dredge & Dock Corp.	700	3,346
Insituform Technologies, Inc., Class A*	10,046	170,481
Integrated Electrical Services, Inc.*	2,200	17,182
KBR, Inc.	40,100	739,444
Layne Christensen Co.*^	4,900	100,205
MasTec, Inc.*	3,700	43,364
Michael Baker Corp.*	2,116	89,634
Northwest Pipe Co.*	2,338	81,269
Pike Electric Corp.*	2,900	34,945
Shaw Group, Inc.*	57,100	1,565,110
Sterling Construction Co., Inc.*^	3,000	45,780

	Number of Shares	Value (Note 1)
Tutor Perini Corp.*^	6,424	$111,521
URS Corp.*	12,880	637,818

		4,908,365

Electrical Equipment (1.0%)
A. O. Smith Corp.	5,500	179,135
Acuity Brands, Inc.^	2,400	67,320
AMETEK, Inc.^	11,500	397,670
Baldor Electric Co.^	9,404	223,721
Belden, Inc.	11,683	195,106
Brady Corp., Class A	12,000	301,440
Chase Corp.	1,300	15,470
China BAK Battery, Inc.*	9,400	27,730
Encore Wire Corp.	6,600	140,910
Energy Conversion Devices, Inc.*	1,800	25,470
EnerSys*	10,100	183,719
Evergreen Solar, Inc.*	22,000	47,740
Franklin Electric Co., Inc.^	5,800	150,336
FuelCell Energy, Inc.*	3,000	12,540
Fushi Copperweld, Inc.*	4,000	33,080
General Cable Corp.*	19,100	717,778
GrafTech International Ltd.*	18,400	208,104
Hubbell, Inc., Class B	12,500	400,750
II-VI, Inc.*	2,000	44,340
LaBarge, Inc.*	400	3,708
LSI Industries, Inc.	4,700	25,615
Orion Energy Systems, Inc.*	4,400	16,500
Polypore International, Inc.*	3,900	43,368
Power-One, Inc.*^	19,800	29,502
PowerSecure International, Inc.*	3,100	13,206
Preformed Line Products Co.^	100	4,406
Regal-Beloit Corp.^	9,104	361,611
Roper Industries, Inc.	3,200	144,992
SatCon Technology Corp.*	2,000	3,600
Thomas & Betts Corp.*	9,000	259,740
Ultralife Corp.*	200	1,434
Valence Technology, Inc.*^	4,600	8,234
Vicor Corp.	2,900	20,938
Woodward Governor Co.	3,100	61,380

		4,370,593

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	11,207	269,417
Otter Tail Corp.^	8,900	194,376
Seaboard Corp.	87	97,614
Standex International Corp.	3,500	40,600
Tredegar Corp.	7,400	98,568
United Capital Corp.*	604	11,065

		711,640

Machinery (3.7%)
3D Systems Corp.*^	600	4,326
Actuant Corp., Class A	7,582	92,500
AGCO Corp.*	188,579	5,481,991
Alamo Group, Inc.	41,005	414,151
Albany International Corp., Class A	6,800	77,384
Altra Holdings, Inc.*	5,800	43,442
American Railcar Industries, Inc.	700	5,782
Ampco-Pittsburgh Corp.	800	18,760
Astec Industries, Inc.*^	4,500	133,605
Barnes Group, Inc.	11,600	137,924
Blount International, Inc.*^	6,500	55,965
Briggs & Stratton Corp.	12,500	166,750
Bucyrus International, Inc.	14,600	416,976
Cascade Corp.^	2,200	34,606
Chart Industries, Inc.*	800	14,544
CIRCOR International, Inc.	4,200	99,162

See Notes to Financial Statements. 31

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
CLARCOR, Inc.	8,000	$233,520
Colfax Corp.*	4,200	32,424
Columbus McKinnon Corp.*^	3,900	49,335
Crane Co.^	11,100	247,641
Dover Corp.	10,520	348,107
Eastern Co.	1,500	24,750
EnPro Industries, Inc.*^	9,500	171,095
Federal Signal Corp.^	13,800	105,570
Flow International Corp.*	1,300	3,055
FreightCar America, Inc.^	2,600	43,706
Gardner Denver, Inc.*	13,300	334,761
Gorman-Rupp Co.	1,300	26,221
Graco, Inc.	8,200	180,564
Graham Corp.	900	11,970
Greenbrier Cos., Inc.	3,500	25,165
Harsco Corp.	5,400	152,820
Hurco Cos., Inc.*^	1,500	23,445
IDEX Corp.^	8,300	203,931
John Bean Technologies Corp.	6,900	86,388
Kadant, Inc.*	3,500	39,515
Kaydon Corp.	8,300	270,248
Kennametal, Inc.	34,400	659,792
K-Tron International, Inc.*	100	7,968
L.B. Foster Co., Class A*	2,700	81,189
L.S. Starrett Co., Class A	1,200	8,160
Lincoln Electric Holdings, Inc.^	10,600	382,024
Lindsay Corp.	200	6,620
Manitowoc Co., Inc.	32,600	171,476
Met-Pro Corp.	800	8,656
MFRI, Inc.*	200	1,236
Miller Industries, Inc./TN*	2,500	22,000
Mueller Industries, Inc.	8,620	179,296
Mueller Water Products, Inc., Class A^	29,000	108,460
NACCO Industries, Inc., Class A	1,500	43,080
Navistar International Corp.*	9,400	409,840
Nordson Corp.	5,600	216,496
Oshkosh Corp.^	18,628	270,851
Pentair, Inc.	47,728	1,222,791
Portec Rail Products, Inc.	800	7,880
RBC Bearings, Inc.*	300	6,135
Robbins & Myers, Inc.	6,100	117,425
Sauer-Danfoss, Inc.	400	2,452
SPX Corp.	12,300	602,331
Sun Hydraulics Corp.	1,800	29,106
Tata Motors Ltd. (ADR)*	198,365	1,690,070
Tecumseh Products Co., Class A*	3,600	34,956
Terex Corp.*	26,400	318,648
Timken Co.	24,200	413,336
Titan International, Inc.	8,800	65,736
Trimas Corp.*	1,600	5,392
Trinity Industries, Inc.^	20,731	282,356
Twin Disc, Inc.	1,400	9,534
Watts Water Technologies, Inc., Class A	7,400	159,396

		17,356,787

Marine (0.2%)
Alexander & Baldwin, Inc.	10,600	248,464
American Commercial Lines, Inc.*	2,300	35,604
Eagle Bulk Shipping, Inc.	11,800	55,342
Genco Shipping & Trading Ltd.	6,400	139,008
Horizon Lines, Inc., Class A	7,500	28,950
International Shipholding Corp.^	3,680	99,213
Kirby Corp.*	10,700	340,153

	Number of Shares	Value (Note 1)
TBS International Ltd., Class A*	3,300	$25,773
Ultrapetrol Bahamas Ltd.*	6,219	27,550

		1,000,057

Professional Services (0.3%)
Barrett Business Services, Inc.	1,900	19,950
CDI Corp.	2,900	32,335
COMSYS IT Partners, Inc.*	3,600	21,060
CRA International, Inc.*	400	11,104
Diamond Management & Technology Consultants, Inc.	400	1,680
Equifax, Inc.	6,865	179,177
First Advantage Corp., Class A*	2,900	44,109
Franklin Covey Co.*	500	3,115
GP Strategies Corp.*	1,500	8,835
Heidrick & Struggles International, Inc.^	4,100	74,825
Hill International, Inc.*	700	3,010
Kelly Services, Inc., Class A	5,900	64,605
Kforce, Inc.*^	6,700	55,409
Korn/Ferry International*^	10,500	111,720
Monster Worldwide, Inc.*	13,100	154,711
MPS Group, Inc.*^	23,500	179,540
National Technical Systems, Inc.	300	918
On Assignment, Inc.*	8,900	34,799
School Specialty, Inc.*^	3,000	60,630
Spherion Corp.*	13,000	53,560
TrueBlue, Inc.*	9,600	80,640
Volt Information Sciences, Inc.*	3,200	20,064
VSE Corp.^	800	20,928
Watson Wyatt Worldwide, Inc., Class A	1,900	71,307

		1,308,031

Road & Rail (0.9%)
Amerco, Inc.*	2,400	89,160
Arkansas Best Corp.^	6,369	167,823
Avis Budget Group, Inc.*^	10,648	60,161
Canadian Pacific Railway Ltd.	33,355	1,327,530
Celadon Group, Inc.*	1,000	8,390
Con-way, Inc.	21,940	774,701
Dollar Thrifty Automotive Group, Inc.*^	5,300	73,935
Heartland Express, Inc.^	4,700	69,184
Hertz Global Holdings, Inc.*^	46,710	373,213
Kansas City Southern*^	12,500	201,375
Knight Transportation, Inc.	3,000	49,650
Old Dominion Freight Line, Inc.*	5,800	194,706
Patriot Transportation Holding, Inc.*^	100	7,293
Ryder System, Inc.	22,300	622,616
Saia, Inc.*	3,800	68,438
Universal Truckload Services, Inc.	900	14,085
USA Truck, Inc.*	600	8,118
Werner Enterprises, Inc.	10,600	192,072
YRC Worldwide, Inc.*^	13,400	23,182

		4,325,632

Trading Companies & Distributors (0.3%)
Aceto Corp.	5,000	33,350
Aircastle Ltd.	26,636	195,775
Applied Industrial Technologies, Inc.^	10,600	208,819
Beacon Roofing Supply, Inc.*	9,660	139,684
BlueLinx Holdings, Inc.*	2,900	8,700
DXP Enterprises, Inc.*	1,900	21,793
GATX Corp.^	6,700	172,324
H&E Equipment Services, Inc.*	12,500	116,875
Houston Wire & Cable Co.	2,500	29,775

See Notes to Financial Statements. 32

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Interline Brands, Inc.*	8,460	$115,733
Kaman Corp.^	900	15,030
Lawson Products, Inc.	900	12,789
Rush Enterprises, Inc., Class A*	6,200	72,230
TAL International Group, Inc.	2,400	26,160
Textainer Group Holdings Ltd.^	2,860	32,861
Titan Machinery, Inc.*	300	3,807
United Rentals, Inc.*	15,700	101,893
Watsco, Inc.^	500	24,465
WESCO International, Inc.*^	5,490	137,470
Willis Lease Finance Corp.*	3,518	46,156

		1,515,689

Transportation Infrastructure (0.0%)
CAI International, Inc.*	800	4,080

Total Industrials		47,936,999

Information Technology (8.1%)
Communications Equipment (1.3%)
3Com Corp.*	50,200	236,442
ADC Telecommunications, Inc.*	19,426	154,631
ADTRAN, Inc.^	3,100	66,557
Airvana, Inc.*^	900	5,733
Anaren, Inc.*	400	7,072
Arris Group, Inc.*^	44,207	537,557
Avocent Corp.*	23,578	329,149
Bel Fuse, Inc., Class B	3,100	49,724
Black Box Corp.	10,853	363,250
Brocade Communications Systems, Inc.*	62,736	490,596
Ciena Corp.*	20,200	209,070
Cogo Group, Inc.*	6,300	37,611
CommScope, Inc.*	20,800	546,208
Communications Systems, Inc.	1,500	14,700
Digi International, Inc.*^	4,000	39,000
EchoStar Corp., Class A*	9,800	156,212
EMS Technologies, Inc.*^	643	13,439
Emulex Corp.*^	1,600	15,648
Extreme Networks, Inc.*	24,800	49,600
Globecomm Systems, Inc.*	5,200	37,388
Harmonic, Inc.*^	5,600	32,984
Harris Stratex Networks, Inc., Class A*	14,500	93,960
JDS Uniphase Corp.*	68,920	394,222
KVH Industries, Inc.*	200	1,366
NETGEAR, Inc.*	6,400	92,224
Network Equipment Technologies, Inc.*	3,600	15,336
Oplink Communications, Inc.*	1,400	15,960
Opnext, Inc.*	3,100	6,634
Palm, Inc.*^	2,500	41,425
PC-Tel, Inc.*^	2,700	14,445
Plantronics, Inc.	1,500	28,365
Polycom, Inc.*^	12,700	257,429
Powerwave Technologies, Inc.*	32,200	51,842
SeaChange International, Inc.*	3,800	30,514
Sonus Networks, Inc.*	51,600	83,076
Sycamore Networks, Inc.*^	48,100	150,553
Symmetricom, Inc.*	11,800	68,086
Tekelec*	31,516	530,414
Tellabs, Inc.*	99,900	572,427

	Number of Shares	Value (Note 1)
UTStarcom, Inc.*	25,900	$42,217

		5,883,066

Computers & Peripherals (0.3%)
ActivIdentity Corp.*	7,700	19,481
Adaptec, Inc.*^	31,500	83,475
Avid Technology, Inc.*^	5,600	75,096
Cray, Inc.*	2,400	18,912
Diebold, Inc.	2,100	55,356
Electronics for Imaging, Inc.*	12,300	131,118
Imation Corp.	7,100	54,031
Interphase Corp.*	1,200	6,720
Intevac, Inc.*	5,600	48,776
Lexmark International, Inc., Class A*	28,254	447,826
NetApp, Inc.*	20,760	409,387
QLogic Corp.*	10,300	130,604
Rimage Corp.*	2,500	41,525
Silicon Graphics International Corp.*^	6,700	30,418
Super Micro Computer, Inc.*	2,100	16,086

		1,568,811

Electronic Equipment, Instruments & Components (2.9%)
Agilysys, Inc.^	3,800	17,784
Anixter International, Inc.*^	6,300	236,817
Arrow Electronics, Inc.*	69,630	1,478,941
Avnet, Inc.*	25,100	527,853
AVX Corp.	9,600	95,328
Benchmark Electronics, Inc.*	13,900	200,160
Checkpoint Systems, Inc.*^	7,424	116,483
China Security & Surveillance Technology, Inc.*	1,600	12,064
Cognex Corp.	8,100	114,453
Coherent, Inc.*^	5,400	111,672
CPI International, Inc.*	1,258	10,932
CTS Corp.	8,600	56,330
Daktronics, Inc.	1,100	8,470
DDi Corp.*	3,000	13,590
Echelon Corp.*	2,300	19,504
Electro Rent Corp.	5,300	50,297
Electro Scientific Industries, Inc.*	7,200	80,496
FARO Technologies, Inc.*	400	6,212
Flextronics International Ltd.*	122,780	504,626
ICx Technologies, Inc.*^	2,300	13,800
Ingram Micro, Inc., Class A*	198,566	3,474,904
Insight Enterprises, Inc.*	10,000	96,600
Itron, Inc.*	700	38,549
Jabil Circuit, Inc.	23,600	175,112
Kingboard Laminates Holdings Ltd.	1,018,300	512,693
L-1 Identity Solutions, Inc.*	4,100	31,734
Littelfuse, Inc.*	5,417	108,123
Measurement Specialties, Inc.*^	4,307	30,364
Mercury Computer Systems, Inc.*	6,400	59,200
Methode Electronics, Inc.	9,300	65,286
Molex, Inc.	30,100	468,055
MTS Systems Corp.	3,700	76,405
Newport Corp.*^	9,400	54,426
OSI Systems, Inc.*^	700	14,595
PAR Technology Corp.*	700	4,473
Park Electrochemical Corp.	1,900	40,907
PC Connection, Inc.*	3,500	18,375
PC Mall, Inc.*	700	4,732
Plexus Corp.*	6,611	135,261
Richardson Electronics Ltd.	3,670	12,001
Rofin-Sinar Technologies, Inc.*	4,000	80,040
Rogers Corp.*	3,000	60,690
Scansource, Inc.*^	6,300	154,476

See Notes to Financial Statements. 33

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SMART Modular Technologies (WWH), Inc.*	9,200	$20,884
Spectrum Control, Inc.*	3,100	27,280
SYNNEX Corp.*	10,100	252,399
Tech Data Corp.*	86,901	2,842,532
Technitrol, Inc.	10,303	66,660
TESSCO Technologies, Inc.*	1,327	14,332
TTM Technologies, Inc.*	9,100	72,436
Vicon Industries, Inc.*	500	2,900
Vishay Intertechnology, Inc.*	36,757	249,580
X-Rite, Inc.*	6,500	9,750
Zygo Corp.*	3,500	16,310

		12,967,876

Internet Software & Services (0.7%)
Digital River, Inc.*	1,900	69,008
DivX, Inc.*	3,000	16,470
EarthLink, Inc.*	47,100	349,011
eBay, Inc.*	104,300	1,786,659
IAC/InterActiveCorp*	15,300	245,565
InfoSpace, Inc.*	3,600	23,868
Internap Network Services Corp.*	12,700	44,323
Internet Brands, Inc., Class A*^	2,700	18,900
Internet Capital Group, Inc.*	3,100	20,863
Ipass, Inc.*	12,600	20,160
j2 Global Communications, Inc.*	900	20,304
Keynote Systems, Inc.*	1,600	12,224
Marchex, Inc., Class B	2,200	7,414
ModusLink Global Solutions, Inc.*	10,800	74,088
Omniture, Inc.*	1,000	12,560
Openwave Systems, Inc.*	14,700	32,928
Perficient, Inc.*^	5,600	39,144
RealNetworks, Inc.*	10,100	30,199
SonicWALL, Inc.*	12,500	68,500
support.com, Inc.*	5,400	11,772
TechTarget, Inc.*	2,900	11,600
United Online, Inc.	43,756	284,852
Vignette Corp.*	1,100	14,465
Web.com Group, Inc.*	4,500	25,335

		3,240,212

IT Services (0.7%)
Acxiom Corp.	3,100	27,373
Broadridge Financial Solutions, Inc.	13,300	220,514
CACI International, Inc., Class A*	10,620	453,579
China Information Security Technology, Inc.*	900	2,574
CIBER, Inc.*	36,136	112,022
Computer Task Group, Inc.*	3,500	21,350
Convergys Corp.*	43,196	400,858
CSG Systems International, Inc.*	9,320	123,397
DST Systems, Inc.*	1,200	44,340
Euronet Worldwide, Inc.*^	1,500	29,085
Global Cash Access Holdings, Inc.*^	900	7,164
Hackett Group, Inc.*	4,800	11,184
infoGROUP, Inc.*	15,360	87,706
Information Services Group, Inc.*	5,900	17,759
Integral Systems, Inc.*	3,200	26,624
ManTech International Corp., Class A*	1,100	47,344
MAXIMUS, Inc.	400	16,500
MoneyGram International, Inc.*	3,000	5,340
Ness Technologies, Inc.*	9,500	37,145
Online Resources Corp.*	2,200	13,728
Perot Systems Corp., Class A*	17,400	249,342
SAIC, Inc.*	13,565	251,631

	Number of Shares	Value (Note 1)
SRA International, Inc., Class A*	7,500	$131,700
StarTek, Inc.*	2,500	20,050
TechTeam Global, Inc.*	1,200	7,848
Tier Technologies, Inc., Class B*	2,100	16,128
Total System Services, Inc.	11,300	151,307
Unisys Corp.*^	87,464	132,071
Virtusa Corp.*	900	7,227
Western Union Co.	20,500	336,200

		3,009,090

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*^	1,000	23,660

Semiconductors & Semiconductor Equipment (1.5%)
Actel Corp.*^	4,500	48,285
Advanced Energy Industries, Inc.*	1,800	16,182
Advanced Micro Devices, Inc.*^	66,088	255,761
ANADIGICS, Inc.*	3,100	12,989
Atmel Corp.*	112,800	420,744
ATMI, Inc.*	5,500	85,415
Brooks Automation, Inc.*	15,300	68,544
Cabot Microelectronics Corp.*	5,200	147,108
CEVA, Inc.*	700	6,076
Cirrus Logic, Inc.*	5,360	24,120
Cohu, Inc.	5,100	45,798
CSR plc*	10,752	62,030
Cymer, Inc.*^	7,400	220,002
Cypress Semiconductor Corp.*	16,200	149,040
DSP Group, Inc.*	6,100	41,236
Emcore Corp.*	18,800	23,688
Entegris, Inc.*	27,000	73,440
Exar Corp.*	8,600	61,834
Fairchild Semiconductor International, Inc.*^	31,277	218,626
FEI Co.*^	743	17,015
FormFactor, Inc.*^	700	12,068
GSI Technology, Inc.*	4,600	17,756
Integrated Device Technology, Inc.*	32,500	196,300
International Rectifier Corp.*	10,005	148,174
Intersil Corp., Class A	15,400	193,578
IXYS Corp.	1,100	11,132
Lattice Semiconductor Corp.*	26,400	49,632
Linear Technology Corp.^	6,800	158,780
LSI Corp.*	162,300	740,088
MEMSIC, Inc.*	3,600	15,264
Micrel, Inc.	6,700	49,044
Microtune, Inc.*	5,100	11,934
MKS Instruments, Inc.*^	11,712	154,481
Novellus Systems, Inc.*	9,684	161,723
OmniVision Technologies, Inc.*	12,100	125,719
Pericom Semiconductor Corp.*	6,300	53,046
Photronics, Inc.*	17,600	71,280
PMC-Sierra, Inc.*	55,700	443,372
RF Micro Devices, Inc.*	5,000	18,800
Rudolph Technologies, Inc.*	4,700	25,944
Semitool, Inc.*	4,700	21,714
Sigma Designs, Inc.*	1,000	16,040
Silicon Image, Inc.*	18,700	43,010
Silicon Storage Technology, Inc.*	22,100	41,327
Skyworks Solutions, Inc.*	19,500	190,710
Standard Microsystems Corp.*	4,100	83,845
Techwell, Inc.*	300	2,550
Teradyne, Inc.*	66,120	453,583
Trident Microsystems, Inc.*^	7,300	12,702
TriQuint Semiconductor, Inc.*	16,000	84,960

See Notes to Financial Statements. 34

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Varian Semiconductor Equipment Associates, Inc.*	46,890	$1,124,891
Veeco Instruments, Inc.*	3,500	40,565
Virage Logic Corp.*	3,700	16,650
White Electronic Designs Corp.*	5,700	26,391
Zoran Corp.*	3,200	34,880

		6,849,866

Software (0.7%)
American Software, Inc., Class A^	400	2,304
Callidus Software, Inc.*	3,000	8,550
Compuware Corp.*	60,528	415,222
Deltek, Inc.*	580	2,517
Double-Take Software, Inc.*	400	3,460
Dynamics Research Corp.*	2,200	22,022
Epicor Software Corp.*	11,800	62,540
ePlus, Inc.*	900	13,113
Fair Isaac Corp.	12,100	187,066
i2 Technologies, Inc.*^	700	8,785
JDA Software Group, Inc.*	8,096	121,116
Lawson Software, Inc.*	20,400	113,832
Macrovision Solutions Corp.*	7,800	170,118
McAfee, Inc.*	17,160	723,981
Mentor Graphics Corp.*	21,408	117,102
Monotype Imaging Holdings, Inc.*^	5,400	36,774
MSC.Software Corp.*	10,600	70,596
NetScout Systems, Inc.*	1,700	15,946
Novell, Inc.*	48,500	219,705
Nuance Communications, Inc.*	4,900	59,241
OpenTV Corp., Class A*	12,900	17,028
Pervasive Software, Inc.*	3,800	23,142
Quest Software, Inc.*^	14,700	204,918
Symyx Technologies, Inc.*	1,700	9,945
Synchronoss Technologies, Inc.*	600	7,362
Synopsys, Inc.*	15,963	311,438
Take-Two Interactive Software, Inc.*	17,500	165,725
THQ, Inc.*	4,305	30,824
TIBCO Software, Inc.*	28,100	201,477
VASCO Data Security International, Inc.*	1,500	10,965

		3,356,814

Total Information Technology		36,899,395

Materials (12.7%)
Chemicals (2.2%)
A. Schulman, Inc.	5,806	87,729
Agrium, Inc. (When Issued)	12,920	515,379
Airgas, Inc.	20,300	822,759
Albemarle Corp.	21,500	549,755
American Vanguard Corp.^	4,300	48,590
Arch Chemicals, Inc.^	5,272	129,638
Ashland, Inc.	17,077	479,010
Cabot Corp.	16,000	201,280
Cytec Industries, Inc.	21,573	401,689
Eastman Chemical Co.	18,153	687,999
Ferro Corp.^	11,200	30,800
FMC Corp.	16,740	791,802
GenTek, Inc.*	1,900	42,427
H.B. Fuller Co.^	12,100	227,117
Hawkins, Inc.	100	2,258
Huntsman Corp.	40,600	204,218
ICO, Inc.*^	6,300	17,136
Innophos Holdings, Inc.	5,700	96,273
Innospec, Inc.	7,900	84,925

	Number of Shares	Value (Note 1)
International Flavors & Fragrances, Inc	1,100	$35,992
Intrepid Potash, Inc.*^	700	19,656
Koppers Holdings, Inc.	1,865	49,180
Lubrizol Corp.	2,188	103,514
Minerals Technologies, Inc.	4,700	169,294
Mosaic Co.	16,630	736,709
NewMarket Corp.	1,100	74,063
NL Industries, Inc.^	1,000	7,380
Olin Corp.^	17,700	210,453
OM Group, Inc.*^	13,521	392,379
PolyOne Corp.*	19,000	51,490
Quaker Chemical Corp.	2,800	37,212
Rockwood Holdings, Inc.*	12,300	180,072
RPM International, Inc.	15,170	212,987
Scotts Miracle-Gro Co., Class A	1,930	67,647
Sensient Technologies Corp.	12,232	276,076
ShengdaTech, Inc.*	7,000	26,390
Solutia, Inc.*	23,600	135,936
Spartech Corp.^	8,384	77,049
Stepan Co.	200	8,832
Terra Industries, Inc.	27,440	664,597
Valhi, Inc.^	1,300	9,659
Valspar Corp.	25,400	572,262
W.R. Grace & Co.*	12,700	157,099
Westlake Chemical Corp.	4,600	93,794
Zoltek Cos., Inc.*	6,900	67,068

		9,857,574

Construction Materials (0.2%)
Headwaters, Inc.*^	9,000	30,240
Martin Marietta Materials, Inc.^	6,900	544,272
Texas Industries, Inc.	5,900	185,024
U.S. Concrete, Inc.*^	7,700	15,246
United States Lime & Minerals, Inc.*^	300	12,726

		787,508

Containers & Packaging (1.4%)
AEP Industries, Inc.*	1,100	29,029
AptarGroup, Inc.	16,945	572,233
Ball Corp.	8,200	370,312
Bemis Co., Inc.	25,159	634,007
Boise, Inc.*^	3,800	6,536
Bway Holding Co.*	2,100	36,813
Graphic Packaging Holding Co.*	27,900	51,057
Greif, Inc., Class A	19,920	880,862
Myers Industries, Inc.^	7,900	65,728
Owens-Illinois, Inc.*	25,020	700,810
Packaging Corp. of America	23,096	374,155
Pactiv Corp.*	27,886	605,126
Rock-Tenn Co., Class A	7,800	297,648
Sealed Air Corp.	39,664	731,801
Silgan Holdings, Inc.	3,100	151,993
Sonoco Products Co.	25,121	601,648
Temple-Inland, Inc.^	26,800	351,616

		6,461,374

Metals & Mining (8.3%)
A.M. Castle & Co.	4,510	54,481
AK Steel Holding Corp.	27,300	523,887
Alcoa, Inc.	164,667	1,701,010
Allied Nevada Gold Corp.*^	2,000	16,120
AMCOL International Corp.^	4,700	101,426
Banro Corp.*	1,046,631	1,967,666
Brush Engineered Materials, Inc.*^	4,900	82,075
Carpenter Technology Corp.^	10,401	216,445
Century Aluminum Co.*^	11,400	71,022

See Notes to Financial Statements. 35

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
China Precision Steel, Inc.*^	6,400	$15,872
Cliffs Natural Resources, Inc.	21,220	519,253
Coeur d’Alene Mines Corp.*^	17,240	212,052
Commercial Metals Co.	28,112	450,635
Compass Minerals International, Inc.^	3,900	214,149
Freeport-McMoRan Copper & Gold, Inc.	33,788	1,693,117
Friedman Industries, Inc.	1,900	10,317
General Moly, Inc.*^	15,900	35,298
General Steel Holdings, Inc.*	2,100	8,337
Geovic Mining Corp.*	612,517	312,996
Gold Fields Ltd. (ADR)	519,461	6,259,505
Haynes International, Inc.*^	2,500	59,250
Hecla Mining Co.*^	55,900	149,812
Horsehead Holding Corp.*^	9,200	68,540
IAMGOLD Corp.	300,305	3,039,087
Ivanhoe Mines Ltd.*	271,866	1,522,450
Kaiser Aluminum Corp.	4,030	144,717
Kinross Gold Corp.	389,393	7,067,482
Lihir Gold Ltd. (ADR)*	297,730	6,913,291
Novagold Resources, Inc.*	384,120	1,644,034
Olympic Steel, Inc.^	2,300	56,281
Paramount Gold and Silver Corp.*	2,600	3,952
Reliance Steel & Aluminum Co.	15,816	607,176
Royal Gold, Inc.^	6,463	269,507
RTI International Metals, Inc.*	5,976	105,596
Schnitzer Steel Industries, Inc., Class A	1,100	58,146
Silver Standard Resources, Inc.*	59,050	1,107,188
Steel Dynamics, Inc.	45,590	671,541
Stillwater Mining Co.*	7,100	40,541
Sutor Technology Group Ltd.*^	2,000	6,540
Titanium Metals Corp.	21,265	195,425
Universal Stainless & Alloy Products, Inc.*	1,300	21,151
US Gold Corp.*	20,000	52,800
Worthington Industries, Inc.	1,300	16,627

		38,286,797

Paper & Forest Products (0.6%)
Buckeye Technologies, Inc.*	9,900	44,451
Clearwater Paper Corp.*	2,600	65,754
Deltic Timber Corp.	600	21,282
Domtar Corp.*	117,562	1,949,178
Glatfelter	11,500	102,350
KapStone Paper and Packaging Corp.*	5,520	25,889
Louisiana-Pacific Corp.*	26,600	90,972
Neenah Paper, Inc.	3,900	34,359
Schweitzer-Mauduit International, Inc.^	8,980	244,346
Wausau Paper Corp.	6,800	45,696

		2,624,277

Total Materials		58,017,530

Telecommunication Services (3.0%)
Diversified Telecommunication Services (1.9%)
Atlantic Tele-Network, Inc.	2,200	86,438
CenturyTel, Inc.^	39,099	1,200,339
Cincinnati Bell, Inc.*^	44,000	124,960
Consolidated Communications Holdings, Inc.	2,800	32,788
D&E Communications, Inc.	3,600	36,828
FairPoint Communications, Inc.^	10,700	6,420
Frontier Communications Corp.	44,100	314,874

	Number of Shares	Value (Note 1)
General Communication, Inc., Class A*^	4,500	$31,185
Global Crossing Ltd.*	1,000	9,180
HickoryTech Corp.	3,425	26,304
iBasis, Inc.*	10,900	14,279
Iowa Telecommunications Services, Inc.^	7,300	91,323
KT Corp. (ADR)	63,804	916,225
Level 3 Communications, Inc.*	407,100	614,721
Premiere Global Services, Inc.*	6,500	70,460
SureWest Communications*	3,600	37,692
TELUS Corp. (Non-Voting), Class A	191,059	4,929,322

		8,543,338

Wireless Telecommunication Services (1.1%)
Clearwire Corp., Class A*^	16,100	89,033
iPCS, Inc.*	367	5,490
Leap Wireless International, Inc.*^	3,439	113,246
SK Telecom Co., Ltd. (ADR)	131,900	1,998,285
Syniverse Holdings, Inc.*	2,900	46,487
Telephone & Data Systems, Inc.	22,695	642,269
Tim Participacoes S.A. (Preference) (ADR)	122,800	2,140,405
USA Mobility, Inc.	5,444	69,465
Virgin Mobile USA, Inc., Class A*	11,400	45,828

		5,150,508

Total Telecommunication Services		13,693,846

Utilities (8.2%)
Electric Utilities (3.2%)
Allegheny Energy, Inc.	14,100	361,665
Allete, Inc.^	6,600	189,750
Centrais Eletricas Brasileiras S.A. (Preference) (ADR), Class B	163,890	2,140,403
Central Vermont Public Service Corp.	3,100	56,110
Cleco Corp.^	15,300	343,026
DPL, Inc.	25,343	587,197
Edison International	12,600	396,396
El Paso Electric Co.*	11,300	157,748
Empire District Electric Co.^	8,500	140,420
Great Plains Energy, Inc.^	33,997	528,653
Hawaiian Electric Industries, Inc.^	22,700	432,662
IDACORP, Inc.	11,242	293,866
Korea Electric Power Corp. (ADR)*	216,817	2,493,395
MGE Energy, Inc.^	5,518	185,129
Northeast Utilities	92,124	2,055,286
NV Energy, Inc.	116,140	1,253,151
Pepco Holdings, Inc.	55,648	747,909
Pinnacle West Capital Corp.	25,397	765,720
Portland General Electric Co.	18,900	368,172
UIL Holdings Corp.	7,500	168,375
UniSource Energy Corp.	8,566	227,342
Unitil Corp.	2,600	53,612
Westar Energy, Inc.	26,400	495,528

		14,441,515

Gas Utilities (1.6%)
AGL Resources, Inc.	19,400	616,920
Atmos Energy Corp.	22,900	573,416
Chesapeake Utilities Corp.^	1,700	55,301
Energen Corp.	17,900	714,210
Energy West, Inc.	1,045	9,248
Laclede Group, Inc.	5,500	182,215
National Fuel Gas Co.^	17,712	639,049
New Jersey Resources Corp.	8,800	325,952
Nicor, Inc.	11,400	394,668

See Notes to Financial Statements. 36

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Northwest Natural Gas Co.	6,600	$292,512
ONEOK, Inc.	33,110	976,414
Piedmont Natural Gas Co., Inc.	17,219	415,150
South Jersey Industries, Inc.^	6,589	229,890
Southwest Gas Corp.	11,100	246,531
UGI Corp.	53,520	1,364,226
WGL Holdings, Inc.	12,421	397,720

		7,433,422

Independent Power Producers & Energy Traders (0.3%)
Dynegy, Inc., Class A*	124,600	282,842
Mirant Corp.*	36,100	568,214
RRI Energy, Inc.*	87,700	439,377
U.S. Geothermal, Inc.*	3,400	4,828

		1,295,261

Multi-Utilities (2.8%)
Alliant Energy Corp.	27,636	722,129
Ameren Corp.	98,700	2,456,642
Avista Corp.	13,600	242,216
Black Hills Corp.	9,600	220,704
CenterPoint Energy, Inc.	36,900	408,852
CH Energy Group, Inc.	3,900	182,130
CMS Energy Corp.	71,439	862,983
Florida Public Utilities Co.	1,500	21,045
Integrys Energy Group, Inc.	14,900	446,851
MDU Resources Group, Inc.	46,273	877,799
NorthWestern Corp.	11,842	269,524
NSTAR^	26,753	859,039
OGE Energy Corp.	24,000	679,680
PNM Resources, Inc.^	158,900	1,701,819
SCANA Corp.	37,100	1,204,637
TECO Energy, Inc.	53,329	636,215
Vectren Corp.	20,311	475,887
Wisconsin Energy Corp.	17,860	727,081

		12,995,233

Water Utilities (0.3%)
American States Water Co.	4,700	162,808
American Water Works Co., Inc.	13,700	261,807
Aqua America, Inc.^	33,839	605,718
Artesian Resources Corp., Class A	1,600	25,488
California Water Service Group	4,558	167,917
Connecticut Water Service, Inc.^	2,000	43,380
Consolidated Water Co., Inc.	2,400	38,040
Middlesex Water Co.	3,200	46,240
Pennichuck Corp.	900	20,520
SJW Corp.^	3,000	68,100
Southwest Water Co.^	6,800	37,536
York Water Co.	1,800	27,594

		1,505,148

Total Utilities		37,670,579

Total Common Stocks (92.3%) (Cost $391,313,759)		421,776,990

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Industrials (0.5%)
Road & Rail (0.5%)
Kansas City Southern 5.125%	2,823	2,109,713

Total Convertible Preferred Stocks (0.5%) (Cost $2,034,114)		2,109,713

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.0%)
Kayne Anderson Energy Development Co. (Cost $31,371)	2,574	$34,131

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (4.5%)
Consumer Discretionary (0.2%)
Media (0.2%)
Interpublic Group of Cos., Inc.
4.250%, 3/15/23	$1,189,000	1,055,238

Total Consumer Discretionary		1,055,238

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Delta Petroleum Corp.
3.750%, 5/1/37	4,773,000	3,006,990
USEC, Inc.
3.000%, 10/1/14	5,088,000	3,281,759

Total Energy		6,288,749

Health Care (0.5%)
Health Care Providers & Services (0.5%)
Omnicare, Inc.
3.250%, 12/15/35	3,303,000	2,287,328

Total Health Care		2,287,328

Industrials (1.1%)
Airlines (0.4%)
JetBlue Airways Corp.
3.750%, 3/15/35	1,675,000	1,603,813

Building Products (0.3%)
Griffon Corp.
4.000%, 7/18/23	1,581,000	1,497,998

Machinery (0.4%)
Trinity Industries, Inc.
3.875%, 6/1/36	3,370,000	1,836,649

Total Industrials		4,938,460

Information Technology (0.0%)
Semiconductors & Semiconductor Equipment (0.0%)
Qimonda Finance LLC
6.750%, 3/22/13(b)(h)	4,500,000	112,500

Total Information Technology		112,500

Materials (0.7%)
Metals & Mining (0.7%)
Coeur d’Alene Mines Corp.
1.250%, 1/15/24	3,714,000	3,240,465

Total Materials		3,240,465

Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
NII Holdings, Inc.
3.125%, 6/15/12	3,403,000	2,616,056

Total Telecommunication Services		2,616,056

See Notes to Financial Statements. 37

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Total Convertible Bonds		$20,538,796

Corporate Bond (0.4%)
Industrials (0.4%)
Airlines (0.4%)
JetBlue Airways Corp. Series B
6.750%, 10/15/39	$1,835,000	1,933,631

Total Industrials		1,933,631

Total Long-Term Debt Securities (4.9%)
(Cost $16,863,581)		22,472,427

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Household Durables (0.0%)
Sealy Corp., expiring 7/2/09*
(Cost $5,829)	10,800	22,896

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.18%, 9/10/09 #	$396,000	395,871

Short-Term Investments of Cash Collateral for Securities Loaned (7.8%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	2,540,000	2,506,292
Deutsche Bank Securities, Inc., Repurchase Agreement
0.09%, 7/1/09 (r)(u)	23,916,191	23,916,191
General Electric Capital Corp.
0.40%, 3/12/10 (l)	460,000	452,308
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	2,889,981	426,272
Monumental Global Funding II
0.43%, 5/26/10 (l)	5,430,000	5,226,374
Pricoa Global Funding I
0.40%, 6/25/10 (l)	3,469,653	3,197,643

Total Short-Term Investments of Cash Collateral for Securities Loaned		35,725,080

Time Deposit (2.8%)
JPMorgan Chase Nassau
0.000%, 7/1/09	12,626,154	12,626,154

Total Short-Term Investments (10.7%)
(Cost/Amortized Cost $51,727,861)		48,747,105

Total Investments (108.4%)
(Cost/Amortized Cost $461,976,515)		495,163,262
Other Assets Less Liabilities (-8.4%)		(38,189,169)

Net Assets (100%)		$456,974,093

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $1,066,588 or 0.2% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2009, the market value of these securities amounted to $1,066,532 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(s)	Issuer in bankruptcy.
(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 5.500%, maturing 4/15/23 – 7/19/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 – 7/25/38.

Glossary:
ADR — American Depositary Receipt

See Notes to Financial Statements. 38

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	26	September-09	$1,351,208	$1,318,720	$(32,488)
S&P Mid 400 E-Mini Index	41	September-09	2,424,648	2,364,470	(60,178)

					$(92,666)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$44,632,676	$–	$–	$44,632,676
Consumer Staples	25,628,038	991,405	–	26,619,443
Energy	41,723,541	258,755	1,066,532	43,048,828
Financials	85,280,143	–	56	85,280,199
Health Care	27,977,495	–	–	27,977,495
Industrials	47,936,999	–	–	47,936,999
Information Technology	36,324,672	574,723	–	36,899,395
Materials	58,017,530	–	–	58,017,530
Telecommunication Services	13,693,846	–	–	13,693,846
Utilities	37,670,579	–	–	37,670,579
Convertible Bonds
Consumer Discretionary	–	1,055,238	–	1,055,238
Energy	–	6,288,749	–	6,288,749
Health Care	–	2,287,328	–	2,287,328
Industrials	–	4,938,460	–	4,938,460
Information Technology	–	112,500	–	112,500
Materials	–	3,240,465	–	3,240,465
Telecommunication Services	–	2,616,056	–	2,616,056
Convertible Preferred Stocks
Industrials	–	2,109,713	–	2,109,713
Corporate Bonds
Industrials	–	1,933,631	–	1,933,631
Investment Companies
Exchange Traded Funds (ETFs)	34,131	–	–	34,131
Rights
Consumer Discretionary	22,896	–	–	22,896
Short-Term Investments	–	48,747,105	–	48,747,105
Total Asset	$418,942,546	$75,154,128	$1,066,588	$495,163,262
Liability:
Futures	$(92,666)	$–	$–	$(92,666)
Total Liability	$(92,666)	$–	$–	$(92,666)
Total	$418,849,880	$75,154,128	$1,066,588	$495,070,596

See Notes to Financial Statements. 39

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Energy	Other Investments*
Balance as of 12/31/08	$1,563,767	$—
Total gains or losses (realized/unrealized) included in earnings	(497,235)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$1,066,532	$—

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	56	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$56	$—

	Investments in Securities-Health Care	Other Investments*
Balance as of 12/31/08	$3,503,638	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(3,503,638)	—

Balance as of 6/30/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at year ending 6/30/09.	$(497,179)	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

See Notes to Financial Statements. 40

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	(15,647)	–	(15,647)
Credit contracts	–	–	–	–	–
Equity contracts	–	(723,535)	–	–	(723,535)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(723,535)	$(15,647)	$–	$(739,182)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	439	–	439
Credit contracts	–	–	–	–	–
Equity contracts	–	(92,666)	–	–	(92,666)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(92,666)	$439	$–	$(92,227)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$379,835,982

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$589,307,419

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,526,781
Aggregate gross unrealized depreciation	(43,581,184)

Net unrealized appreciation	$22,945,597

Federal income tax cost of investments	$472,217,665

At June 30, 2009, the Portfolio had loaned securities with a total value of $37,124,371. This was secured by collateral of $38,705,825 which was received as cash and subsequently invested in short-term investments currently valued at $35,725,080, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $93,883, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2009, the Portfolio incurred approximately $997 as brokerage commissions with Sanford C. Bernstein & Co., Inc. and $59 with Williams Capital Group, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $87,489,302 which expires in the year 2016.

See Notes to Financial Statements. 41

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.7%)
Auto Components (0.2%)
Amerigon, Inc.*	11,700	$71,370
Cooper Tire & Rubber Co.	32,700	324,384
Drew Industries, Inc.*^	6,300	76,671
Fuel Systems Solutions, Inc.*^	6,300	127,197
Raser Technologies, Inc.*^	25,600	71,680
Standard Motor Products, Inc.	4,900	40,523
Wonder Auto Technology, Inc.*	7,900	80,027

		791,852

Automobiles (0.0%)
Winnebago Industries, Inc.	2,400	17,832

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	1,500	39,090
LKQ Corp.*	24,065	395,869

		434,959

Diversified Consumer Services (2.4%)
American Public Education, Inc.*	16,935	670,795
Bridgepoint Education, Inc.*	36,862	626,654
Capella Education Co.*^	9,704	581,755
ChinaCast Education Corp.*	16,500	117,480
Coinstar, Inc.*^	77,337	2,064,898
Corinthian Colleges, Inc.*^	57,670	976,353
CPI Corp.	2,900	49,271
Grand Canyon Education, Inc.*^	34,129	572,685
K12, Inc.*^	44,905	967,703
Learning Tree International, Inc.*^	4,600	47,380
Lincoln Educational Services Corp.*^	5,400	113,022
Matthews International Corp., Class A^	16,876	525,181
Nobel Learning Communities, Inc.*	2,200	25,234
Pre-Paid Legal Services, Inc.*	3,800	165,642
Princeton Review, Inc.*^	6,200	33,542
Sotheby’s, Inc.^	161,739	2,282,137
Steiner Leisure Ltd.*	4,300	131,279
Universal Technical Institute, Inc.*	11,000	164,230
Weight Watchers International, Inc.	19,000	489,630

		10,604,871

Hotels, Restaurants & Leisure (5.6%)
AFC Enterprises, Inc.*	1,600	10,800
Ambassadors Group, Inc.^	10,200	140,454
Ameristar Casinos, Inc.	14,200	270,226
Bally Technologies, Inc.*	207,688	6,214,024
Benihana, Inc., Class A*	3,800	24,016
BJ’s Restaurants, Inc.*^	224,724	3,791,094
Buffalo Wild Wings, Inc.*	13,300	432,516
California Pizza Kitchen, Inc.*^	10,800	143,532
Caribou Coffee Co., Inc.*	4,100	26,322
Carrols Restaurant Group, Inc.*	6,500	43,290
CEC Entertainment, Inc.*	12,800	377,344
Cheesecake Factory, Inc.*^	33,200	574,360
CKE Restaurants, Inc.	73,500	623,280
Cracker Barrel Old Country Store, Inc.^	9,300	259,470
Denny’s Corp.*	50,800	109,220
DineEquity, Inc.	9,400	293,186
Dover Downs Gaming & Entertainment, Inc.	7,800	36,270
Einstein Noah Restaurant Group, Inc.*	1,800	15,570

	Number of Shares	Value (Note 1)
Great Wolf Resorts, Inc.*^	106,510	$217,280
Interval Leisure Group, Inc.*	20,700	192,924
Isle of Capri Casinos, Inc.*	8,700	115,884
Jack in the Box, Inc.*	31,559	708,500
Krispy Kreme Doughnuts, Inc.*	29,100	87,300
Life Time Fitness, Inc.*^	2,000	40,020
Monarch Casino & Resort, Inc.*^	2,896	21,141
Morgans Hotel Group Co.*^	10,400	39,832
P.F. Chang’s China Bistro, Inc.*^	13,182	422,615
Panera Bread Co., Class A*	3,275	163,292
Papa John’s International, Inc.*	9,900	245,421
Peet’s Coffee & Tea, Inc.*	7,000	176,400
Penn National Gaming, Inc.*	46,990	1,367,879
Pinnacle Entertainment, Inc.*	43,533	404,422
Red Robin Gourmet Burgers, Inc.*^	2,200	41,250
Ruth’s Hospitality Group, Inc.*	8,900	32,663
Scientific Games Corp., Class A*	28,400	447,868
Shuffle Master, Inc.*^	439,230	2,903,310
Sonic Corp.*^	30,875	309,676
Texas Roadhouse, Inc., Class A*^	26,300	286,933
Town Sports International Holdings, Inc.*^	7,700	28,875
Universal Travel Group*	5,100	57,069
WMS Industries, Inc.*	91,222	2,874,405
Youbet.com, Inc.*	17,200	56,760

		24,626,693

Household Durables (1.4%)
Hovnanian Enterprises, Inc., Class A*	16,700	39,412
iRobot Corp.*^	9,600	124,608
National Presto Industries, Inc.	2,700	205,470
Tempur-Pedic International, Inc.	41,486	542,222
Tupperware Brands Corp.	34,600	900,292
Universal Electronics, Inc.*	214,376	4,323,964

		6,135,968

Internet & Catalog Retail (1.0%)
1-800-FLOWERS.COM, Inc.,
Class A*	3,400	6,528
Blue Nile, Inc.*^	7,100	305,229
Drugstore.Com, Inc.*	43,400	78,988
HSN, Inc.*	22,100	233,597
Netflix, Inc.*^	48,616	2,009,785
NutriSystem, Inc.	16,200	234,900
Orbitz Worldwide, Inc.*^	24,822	47,162
Overstock.com, Inc.*^	8,200	98,072
PetMed Express, Inc.*^	12,600	189,378
priceline.com, Inc.*^	920	102,626
Shutterfly, Inc.*^	81,336	1,134,637
Stamps.com, Inc.*	7,000	59,360
Ticketmaster Entertainment, Inc.*	21,100	135,462

		4,635,724

Leisure Equipment & Products (0.4%)
Leapfrog Enterprises, Inc.*	4,900	11,221
Polaris Industries, Inc.^	34,275	1,100,913
Pool Corp.^	14,506	240,219
Smith & Wesson Holding Corp.*	29,700	168,696
Sturm Ruger & Co., Inc.	10,000	124,400

		1,645,449

Media (0.8%)
Arbitron, Inc.	14,500	230,405
Carmike Cinemas, Inc.	5,200	43,576
Cinemark Holdings, Inc.	65,610	742,705
CKX, Inc.*	32,300	229,007

See Notes to Financial Statements. 42

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Crown Media Holdings, Inc., Class A*^	3,700	$6,179
Dolan Media Co.*	16,700	213,593
Global Sources Ltd.*	1,450	10,455
Knology, Inc.*	6,000	51,780
Live Nation, Inc.*	148,208	720,291
LodgeNet Interactive Corp.*	20,098	68,333
Martha Stewart Living Omnimedia, Inc., Class A*	14,200	43,452
Mediacom Communications Corp., Class A*	7,900	40,369
National CineMedia, Inc.	60,047	826,247
Playboy Enterprises, Inc., Class B*	12,600	31,626
RCN Corp.*^	20,500	122,385
Rentrak Corp.*	5,300	87,079
Valassis Communications, Inc.*	22,000	134,420
Value Line, Inc.	700	23,009
World Wrestling Entertainment, Inc., Class A^	9,500	119,320

		3,744,231

Multiline Retail (0.1%)
99 Cents Only Stores*	22,900	310,982
Fred’s, Inc., Class A	6,800	85,680

		396,662

Specialty Retail (2.5%)
Aaron’s, Inc.^	1,900	56,658
America’s Car-Mart, Inc.*	3,400	69,700
bebe Stores, Inc.^	13,500	92,880
Big 5 Sporting Goods Corp.	12,000	132,720
Buckle, Inc.^	14,920	474,008
Cato Corp., Class A	15,400	268,576
Charlotte Russe Holding, Inc.*	8,100	104,328
Children’s Place Retail Stores, Inc.*	13,200	348,876
Christopher & Banks Corp.^	2,700	18,117
Citi Trends, Inc.*	7,500	194,100
Coldwater Creek, Inc.*^	25,700	155,742
Collective Brands, Inc.*	15,500	225,835
Destination Maternity Corp.*	2,700	45,036
Dick’s Sporting Goods, Inc.*	5,200	89,440
Dress Barn, Inc.*	6,600	94,380
DSW, Inc., Class A*^	600	5,910
Finish Line, Inc., Class A	13,000	96,460
Genesco, Inc.*	203,252	3,815,040
Gymboree Corp.*^	12,800	454,144
hhgregg, Inc.*^	18,700	283,492
Hibbett Sports, Inc.*^	23,300	419,400
HOT Topic, Inc.*	14,800	108,188
J. Crew Group, Inc.*^	27,825	751,832
Jo-Ann Stores, Inc.*	5,500	113,685
JoS. A. Bank Clothiers, Inc.*^	10,100	348,046
Kirkland’s, Inc.*	7,100	85,271
Lumber Liquidators, Inc.*^	8,100	127,656
Men’s Wearhouse, Inc.	1,600	30,688
Midas, Inc.*	6,800	71,264
Monro Muffler, Inc.^	9,300	239,103
OfficeMax, Inc.	30,700	192,796
Sally Beauty Holdings, Inc.*	13,200	83,952
Sonic Automotive, Inc., Class A	3,500	35,560
Stein Mart, Inc.*	13,500	119,610
Systemax, Inc.*	2,600	30,966
Talbots, Inc.	8,800	47,520
Tractor Supply Co.*	23,185	958,004
Tween Brands, Inc.*	1,900	12,692

	Number of Shares	Value (Note 1)
Ulta Salon Cosmetics & Fragrance, Inc.*	15,500	$172,360
Wet Seal, Inc., Class A*	51,800	159,026
Zumiez, Inc.*	10,500	84,105

		11,217,166

Textiles, Apparel & Luxury Goods (2.2%)
American Apparel, Inc.*	19,300	70,252
Carter’s, Inc.*	24,600	605,406
Cherokee, Inc.	4,300	85,226
Crocs, Inc.*^	17,200	58,480
Deckers Outdoor Corp.*	7,300	512,971
FGX International Holdings Ltd.*	7,300	83,074
Fossil, Inc.*	25,900	623,672
Fuqi International, Inc.*^	4,900	101,479
G-III Apparel Group Ltd.*	4,300	49,407
K-Swiss, Inc., Class A	8,400	71,400
Liz Claiborne, Inc.	37,000	106,560
Lululemon Athletica, Inc.*	22,600	294,478
Maidenform Brands, Inc.*	10,600	121,582
Oxford Industries, Inc.	4,900	57,085
Steven Madden Ltd.*	8,700	221,415
Timberland Co., Class A*	15,600	207,012
True Religion Apparel, Inc.*^	199,845	4,456,544
Under Armour, Inc., Class A*^	17,500	391,650
UniFirst Corp.	1,500	55,755
Volcom, Inc.*^	10,000	125,000
Warnaco Group, Inc.*^	28,080	909,792
Weyco Group, Inc.^	3,900	90,051
Wolverine World Wide, Inc.	26,300	580,178

		9,878,469

Total Consumer Discretionary		74,129,876

Consumer Staples (2.4%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*^	4,400	130,196
Coca-Cola Bottling Co. Consolidated	2,200	121,286
National Beverage Corp.*	3,200	34,080

		285,562

Food & Staples Retailing (0.4%)
Arden Group, Inc., Class A	600	75,060
Casey’s General Stores, Inc.	17,200	441,868
Diedrich Coffee, Inc.*	1,800	42,804
Pantry, Inc.*	1,800	29,880
Pricesmart, Inc.	8,900	149,075
Ruddick Corp.^	4,300	100,749
United Natural Foods, Inc.*^	23,700	622,125
Village Super Market, Inc., Class A	3,300	98,175
Weis Markets, Inc.	1,200	40,224

		1,599,960

Food Products (0.9%)
AgFeed Industries, Inc.*^	15,500	91,915
Alico, Inc.^	1,300	39,026
American Dairy, Inc.*	4,400	174,504
American Italian Pasta Co., Class A*	8,300	241,862
B&G Foods, Inc., Class A	3,100	26,071
Calavo Growers, Inc.	5,500	109,065
Cal-Maine Foods, Inc.^	7,500	187,200
Darling International, Inc.*	43,100	284,460
Diamond Foods, Inc.	7,200	200,880
Farmer Bros Co.	1,700	38,896
Hain Celestial Group, Inc.*^	6,100	95,221
HQ Sustainable Maritime Industries, Inc.*	3,700	33,855
J&J Snack Foods Corp.	7,900	283,610

See Notes to Financial Statements. 43

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Lancaster Colony Corp.	10,700	$471,549
Lance, Inc.	15,400	356,202
Lifeway Foods, Inc.*	2,300	29,670
Overhill Farms, Inc.*	9,100	47,957
Sanderson Farms, Inc.	11,200	504,000
Smart Balance, Inc.*	25,400	172,974
Synutra International, Inc.*	10,100	111,100
Tootsie Roll Industries, Inc.^	13,368	303,320
Zhongpin, Inc.*	10,600	109,816

		3,913,153

Household Products (0.1%)
Orchids Paper Products Co.*	2,800	57,540
WD-40 Co.	6,400	185,600

		243,140

Personal Products (0.8%)
American Oriental Bioengineering, Inc.*^	12,700	67,183
Bare Escentuals, Inc.*	36,700	325,529
Chattem, Inc.*^	10,100	687,810
China Sky One Medical, Inc.*	4,400	59,312
China-Biotics, Inc.*	4,200	45,276
Female Health Co.*	9,200	44,160
Herbalife Ltd.	68,844	2,171,340
Inter Parfums, Inc.^	600	4,404
Medifast, Inc.*	7,400	84,804
Nu Skin Enterprises, Inc., Class A	27,400	419,220
Revlon, Inc., Class A*	5,500	29,920
Schiff Nutrition International, Inc.*	500	2,545
USANA Health Sciences, Inc.*^	3,400	101,082

		4,042,585

Tobacco (0.1%)
Alliance One International, Inc.*	33,900	128,820
Star Scientific, Inc.*^	43,800	38,982
Universal Corp.	1,100	36,421
Vector Group Ltd.	20,500	292,945

		497,168

Total Consumer Staples		10,581,568

Energy (3.6%)
Energy Equipment & Services (2.0%)
Bolt Technology Corp.*	1,800	20,232
Bristow Group, Inc.*	1,300	38,519
Cal Dive International, Inc.*	6,000	51,780
CARBO Ceramics, Inc.^	9,800	335,160
Core Laboratories N.V.	790	68,849
Dril-Quip, Inc.*	16,300	621,030
ENGlobal Corp.*	10,000	49,200
Geokinetics, Inc.*	2,100	28,665
Gulf Island Fabrication, Inc.	500	7,915
GulfMark Offshore, Inc.*	6,700	184,920
Hercules Offshore, Inc.*	5,700	22,629
ION Geophysical Corp.*	4,500	11,565
Lufkin Industries, Inc.	92,202	3,877,094
Matrix Service Co.*	4,400	50,512
NATCO Group, Inc., Class A*	2,100	69,132
Natural Gas Services Group, Inc.*	800	10,640
OYO Geospace Corp.*^	106,191	2,724,861
PHI, Inc.*	4,800	82,272
Pioneer Drilling Co.*	2,600	12,454
RPC, Inc.	15,200	126,920
Sulphco, Inc.*^	32,200	29,624
TETRA Technologies, Inc.*	22,400	178,304
TGC Industries, Inc.*	6,000	29,220

	Number of Shares	Value (Note 1)
Willbros Group, Inc.*	20,600	$257,706

		8,889,203

Oil, Gas & Consumable Fuels (1.6%)
Apco Argentina, Inc.	5,200	99,996
Approach Resources, Inc.*	4,600	31,740
Arena Resources, Inc.*	34,280	1,091,817
Atlas America, Inc.^	9,200	164,404
ATP Oil & Gas Corp.*^	3,600	25,056
BPZ Resources, Inc.*^	37,900	185,331
Brigham Exploration Co.*	25,500	88,995
Carrizo Oil & Gas, Inc.*^	14,600	250,390
Cheniere Energy, Inc.*	10,600	31,164
Clean Energy Fuels Corp.*	16,800	144,648
Comstock Resources, Inc.*	6,070	200,614
Concho Resources, Inc.*	18,355	526,605
Contango Oil & Gas Co.*	6,400	271,936
CREDO Petroleum Corp.*	3,400	36,312
CVR Energy, Inc.*^	1,200	8,796
Delta Petroleum Corp.*	53,000	102,290
Endeavour International Corp.*	59,400	80,784
Evergreen Energy, Inc.*	63,900	62,622
FX Energy, Inc.*	22,000	83,380
GMX Resources, Inc.*	7,100	75,544
Golar LNG Ltd.	11,700	100,035
Goodrich Petroleum Corp.*^	16,925	416,186
Gulfport Energy Corp.*^	13,900	95,215
Isramco, Inc.*	600	63,918
James River Coal Co.*	14,600	220,898
McMoRan Exploration Co.*	31,800	189,528
Northern Oil and Gas, Inc.*	15,900	101,283
Panhandle Oil and Gas, Inc., Class A^	3,800	74,594
PrimeEnergy Corp.*	400	14,324
Rex Energy Corp.*	8,300	47,310
Ship Finance International Ltd.	14,783	163,056
Syntroleum Corp.*	35,800	79,118
Teekay Tankers Ltd., Class A^	7,000	65,030
Toreador Resources Corp.*	10,800	72,360
Uranerz Energy Corp.*	21,800	40,984
Uranium Energy Corp.*	24,900	72,210
VAALCO Energy, Inc.*	2,600	10,998
Venoco, Inc.*	39,670	304,269
W&T Offshore, Inc.	18,000	175,320
Warren Resources, Inc.*^	18,500	45,325
Westmoreland Coal Co.*	1,400	11,340
Whiting Petroleum Corp.*	9,885	347,557
World Fuel Services Corp.	16,300	672,049
Zion Oil & Gas, Inc.*	6,800	72,216

		7,017,547

Total Energy		15,906,750

Financials (5.9%)
Capital Markets (1.4%)
BGC Partners, Inc., Class A	9,100	34,489
Broadpoint Gleacher Securities, Inc.*^	20,200	112,716
Cohen & Steers, Inc.	5,900	88,205
Diamond Hill Investment Group, Inc.*	1,100	44,198
Epoch Holding Corp.^	5,200	44,928
Evercore Partners, Inc., Class A	18,098	355,445
GAMCO Investors, Inc., Class A	2,400	116,400
GFI Group, Inc.	85,349	575,252
International Assets Holding Corp.*	2,200	32,714
Investment Technology Group, Inc.*	112,159	2,286,922
KBW, Inc.*	9,000	258,840
Knight Capital Group, Inc., Class A*^	26,200	446,710

See Notes to Financial Statements. 44

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Lazard Ltd., Class A	1,400	$37,688
Main Street Capital Corp.*	2,600	35,594
MF Global Ltd.*^	48,200	285,826
optionsXpress Holdings, Inc.	22,300	346,319
Penson Worldwide, Inc.*	7,000	62,650
Pzena Investment Management, Inc., Class A	4,900	37,142
Riskmetrics Group, Inc.*^	11,400	201,324
Safeguard Scientifics, Inc.*	26,900	35,508
Stifel Financial Corp.*^	15,100	726,159
Teton Advisors, Inc.(b)*†	29	56
TradeStation Group, Inc.*	5,000	42,300
U.S. Global Investors, Inc., Class A	6,000	55,560
Westwood Holdings Group, Inc.^	2,400	100,344

		6,363,289

Commercial Banks (1.2%)
Ames National Corp.	1,700	41,497
Arrow Financial Corp.	3,200	86,400
Bank of Marin Bancorp/California	2,300	61,985
Bridge Bancorp, Inc.*	2,900	78,938
Cardinal Financial Corp.^	9,900	77,517
Cathay General Bancorp	11,900	113,169
City Holding Co.	900	27,324
CNB Financial Corp./Pennsylvania	2,400	34,008
Enterprise Financial Services Corp.	3,200	29,088
First Commonwealth Financial Corp.	180,270	1,142,912
First Financial Bankshares, Inc.^	6,200	312,232
Great Southern Bancorp, Inc.	1,400	28,770
Hancock Holding Co.^	1,800	58,482
Investors Bancorp, Inc.*	2,400	21,984
Nara Bancorp, Inc.	4,700	24,346
Orrstown Financial Services, Inc.	1,400	52,136
Park National Corp.	400	22,592
Penns Woods Bancorp, Inc.	1,300	37,882
PrivateBancorp, Inc.	12,700	282,448
Signature Bank/New York*	27,360	742,003
Southside Bancshares, Inc.	1,700	38,879
Suffolk Bancorp^	3,700	94,868
SVB Financial Group*^	1,800	48,996
SY Bancorp, Inc.^	2,600	62,842
Texas Capital Bancshares, Inc.*	2,000	30,940
Tompkins Financial Corp.	1,700	81,515
UMB Financial Corp.	29,180	1,109,132
Westamerica Bancorporation	9,115	452,195

		5,195,080

Consumer Finance (1.3%)
Advance America Cash Advance
Centers, Inc.	23,200	102,776
Cardtronics, Inc.*^	10,000	38,100
Cash America International, Inc.	192,201	4,495,581
Credit Acceptance Corp.*^	3,100	67,735
Dollar Financial Corp.*	45,015	620,757
EZCORP, Inc., Class A*	24,000	258,720
First Cash Financial Services, Inc.*	12,800	224,256
Nelnet, Inc., Class A*	3,400	46,206

		5,854,131

Diversified Financial Services (0.3%)
Asset Acceptance Capital Corp.*	3,500	26,915
Fifth Street Finance Corp.	42	423
Financial Federal Corp.	5,200	106,860
Life Partners Holdings, Inc.^	3,550	50,339
MarketAxess Holdings, Inc.*	17,700	168,681
MSCI, Inc., Class A*	21,995	537,558
NewStar Financial, Inc.*	5,900	11,269

	Number of Shares	Value (Note 1)
PICO Holdings, Inc.*	4,100	$117,670
Portfolio Recovery Associates, Inc.*^	8,500	329,205

		1,348,920

Insurance (0.6%)
Amtrust Financial Services, Inc.	700	7,980
Assured Guaranty Ltd.	4,300	53,234
Citizens, Inc./Texas*	14,100	85,728
Crawford & Co., Class B*	9,600	46,080
eHealth, Inc.*	13,200	233,112
FBL Financial Group, Inc., Class A	3,300	27,258
First Mercury Financial Corp.	25,047	344,897
Navigators Group, Inc.*	6,159	273,644
RLI Corp.	4,300	192,640
Safety Insurance Group, Inc.	1,000	30,560
Tower Group, Inc.	49,560	1,228,097
Universal Insurance Holdings, Inc.	4,900	24,598

		2,547,828

Real Estate Investment Trusts (REITs) (0.9%)
Acadia Realty Trust (REIT)^	5,200	67,860
Alexander’s, Inc. (REIT)	700	188,720
Associated Estates Realty Corp. (REIT)	1,400	8,344
DuPont Fabros Technology, Inc. (REIT)^	7,900	74,418
EastGroup Properties, Inc. (REIT)	8,500	280,670
Equity Lifestyle Properties, Inc. (REIT)	6,900	256,542
Getty Realty Corp. (REIT)	3,900	73,593
LTC Properties, Inc. (REIT)	1,500	30,675
Mid-America Apartment Communities, Inc. (REIT)^	8,396	308,217
National Health Investors, Inc. (REIT)	800	21,368
Omega Healthcare Investors, Inc. (REIT)	8,500	131,920
Potlatch Corp. (REIT)	11,600	281,764
PS Business Parks, Inc. (REIT)^	2,700	130,788
Redwood Trust, Inc. (REIT)	98,553	1,454,642
Saul Centers, Inc. (REIT)	3,000	88,710
Tanger Factory Outlet Centers (REIT)	10,700	347,001
Universal Health Realty Income Trust (REIT)	3,300	104,016
Washington Real Estate Investment Trust (REIT)^	3,700	82,769

		3,932,017

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc.,
Class A*	47,160	441,418
Tejon Ranch Co.*^	6,000	158,940

		600,358

Thrifts & Mortgage Finance (0.1%)
Brookline Bancorp, Inc.	8,100	75,492
Kearny Financial Corp.	2,100	24,024
Oritani Financial Corp.*^	5,400	74,034
Prudential Bancorp, Inc. of Pennsylvania*	2,000	23,620
Roma Financial Corp.	2,000	25,480
TrustCo Bank Corp. NY/New York^	13,200	78,012
United Financial Bancorp, Inc.	1,700	23,494
ViewPoint Financial Group	5,000	76,150

		400,306

Total Financials		26,241,929

See Notes to Financial Statements. 45

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (24.4%)
Biotechnology (4.9%)
Acorda Therapeutics, Inc.*	21,000	$591,990
Affymax, Inc.*	6,900	127,167
Alexion Pharmaceuticals, Inc.*	8,670	356,510
Alkermes, Inc.*^	50,600	547,492
Allos Therapeutics, Inc.*	34,700	287,663
Alnylam Pharmaceuticals, Inc.*^	20,000	445,400
Amicus Therapeutics, Inc.*	8,600	98,470
Arena Pharmaceuticals, Inc.*	44,500	222,055
ARIAD Pharmaceuticals, Inc.*	44,800	71,232
ArQule, Inc.*	12,700	77,978
Array BioPharma, Inc.*	25,300	79,442
AVI BioPharma, Inc.*	43,800	69,204
BioCryst Pharmaceuticals, Inc.*	12,300	49,569
BioMarin Pharmaceutical, Inc.*	146,556	2,287,739
Cardium Therapeutics, Inc.*	22,600	41,810
Celera Corp.*	49,773	379,768
Cell Therapeutics, Inc.*	256,000	440,320
Celldex Therapeutics, Inc.*^	8,100	63,342
Cepheid, Inc.*	30,300	285,426
Chelsea Therapeutics International, Inc.*	13,500	56,835
Cougar Biotechnology, Inc.*	8,000	343,680
Cubist Pharmaceuticals, Inc.*	125,662	2,303,384
Curis, Inc.*	36,600	58,194
Cytokinetics, Inc.*	22,100	62,543
Cytori Therapeutics, Inc.*^	13,600	49,096
Dyax Corp.*	28,800	61,632
Emergent Biosolutions, Inc.*^	9,100	130,403
Enzon Pharmaceuticals, Inc.*^	23,700	186,519
Facet Biotech Corp.*	2,700	25,083
Genomic Health, Inc.*	7,100	123,043
Geron Corp.*	24,900	190,983
GTx, Inc.*^	9,700	89,531
Halozyme Therapeutics, Inc.*	32,200	224,434
Hemispherx Biopharma, Inc.*	61,800	156,972
Human Genome Sciences, Inc.*^	75,600	216,216
Idenix Pharmaceuticals, Inc.*	12,800	47,104
Idera Pharmaceuticals, Inc.*	10,600	62,116
Immunogen, Inc.*^	26,900	231,609
Immunomedics, Inc.*	35,200	89,408
Incyte Corp.*^	39,800	130,942
Infinity Pharmaceuticals, Inc.*	4,900	28,616
Insmed, Inc.*	69,700	69,700
InterMune, Inc.*	20,000	304,000
Isis Pharmaceuticals, Inc.*	51,500	849,750
Lexicon Pharmaceuticals, Inc.*	10,000	12,400
Ligand Pharmaceuticals, Inc., Class B*	63,100	180,466
MannKind Corp.*^	29,300	243,483
Martek Biosciences Corp.*^	8,070	170,681
Maxygen, Inc.*	12,000	80,640
Medarex, Inc.*	71,133	593,961
Medivation, Inc.*	15,900	356,319
Metabolix, Inc.*	9,800	80,556
Micromet, Inc.*	23,900	119,022
Molecular Insight Pharmaceuticals, Inc.*^	9,600	49,632
Momenta Pharmaceuticals, Inc.*	19,600	235,788
Myriad Pharmaceuticals, Inc.*	12,625	58,706
Nabi Biopharmaceuticals*	21,400	51,788
Nanosphere, Inc.*	7,400	36,334
Neurocrine Biosciences, Inc.*	20,600	66,538
NeurogesX, Inc.*	6,000	33,840

	Number of Shares	Value (Note 1)
Novavax, Inc.*^	31,100	$102,008
NPS Pharmaceuticals, Inc.*	25,600	119,296
OncoGenex Pharmaceutical, Inc.*	2,300	50,324
Onyx Pharmaceuticals, Inc.*	84,230	2,380,340
Opko Health, Inc.*^	22,900	40,533
Orexigen Therapeutics, Inc.*^	11,400	58,482
Osiris Therapeutics, Inc.*	9,400	126,242
OXiGENE, Inc.*	16,000	34,880
PDL BioPharma, Inc	66,100	522,190
Pharmasset, Inc.*^	11,000	123,750
Poniard Pharmaceuticals, Inc.*	13,200	78,804
Progenics Pharmaceuticals, Inc.*	13,300	68,495
Protalix BioTherapeutics, Inc.*	19,600	88,592
Regeneron Pharmaceuticals, Inc.*	34,900	625,408
Repligen Corp.*	16,000	88,000
Rigel Pharmaceuticals, Inc.*^	19,400	235,128
Sangamo BioSciences, Inc.*	19,600	96,824
Savient Pharmaceuticals, Inc.*	32,700	453,222
Sciclone Pharmaceuticals, Inc.*	20,700	52,992
Seattle Genetics, Inc.*	39,700	385,884
Senomyx, Inc.*	51,283	108,207
SIGA Technologies, Inc.*	14,600	123,224
StemCells, Inc.*	58,200	98,940
Synta Pharmaceuticals Corp.*	8,300	19,173
Theravance, Inc.*^	29,500	431,880
United Therapeutics Corp.*	655	54,581
Vanda Pharmaceuticals, Inc.*	14,900	175,373
Vical, Inc.*	19,200	52,032
ZymoGenetics, Inc.*	20,700	95,220

		21,874,548

Health Care Equipment & Supplies (7.7%)
Abaxis, Inc.*^	11,500	236,210
ABIOMED, Inc.*^	17,800	156,996
Accuray, Inc.*	22,100	147,407
Align Technology, Inc.*^	58,120	616,072
Alphatec Holdings, Inc.*	11,000	36,520
American Medical Systems Holdings, Inc.*	390,886	6,175,999
Analogic Corp.	4,600	169,970
AngioDynamics, Inc.*^	4,000	53,080
Atrion Corp.^	800	107,272
ATS Medical, Inc.*	26,800	88,172
Bovie Medical Corp.*	9,600	83,616
Cantel Medical Corp.*	5,100	82,773
Cardiovascular Systems, Inc.*	5,300	40,863
Clarient, Inc.*	17,100	63,612
Conceptus, Inc.*	26,900	454,610
CryoLife, Inc.*	33,475	185,452
Cutera, Inc.*	230,099	1,983,453
Cyberonics, Inc.*	17,100	284,373
Delcath Systems, Inc.*	13,100	46,898
DexCom, Inc.*	25,600	158,464
Electro-Optical Sciences, Inc.*	10,000	77,900
Endologix, Inc.*	24,900	83,166
EnteroMedics, Inc.*	9,000	29,970
ev3, Inc.*^	65,111	697,990
Exactech, Inc.*	4,300	62,350
Greatbatch, Inc.*^	42,951	971,122
Haemonetics Corp.*	14,200	809,400
Hansen Medical, Inc.*	13,800	68,172
HeartWare International, Inc.*	2,600	72,566
ICU Medical, Inc.*	7,100	292,165
I-Flow Corp.*	5,500	38,170
Immucor, Inc.*	39,000	536,640

See Notes to Financial Statements. 46

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Insulet Corp.*	14,600	$112,420
Integra LifeSciences Holdings Corp.*^	10,500	278,355
Invacare Corp.	7,000	123,550
Inverness Medical Innovations, Inc.*^	15,641	556,507
IRIS International, Inc.*	9,600	113,280
Kensey Nash Corp.*	4,600	120,566
MAKO Surgical Corp.*	7,400	66,748
Masimo Corp.*	34,655	835,532
Medical Action Industries, Inc.*	6,400	73,280
Meridian Bioscience, Inc.^	22,400	505,792
Merit Medical Systems, Inc.*	14,700	239,610
Micrus Endovascular Corp.*	8,000	72,320
Natus Medical, Inc.*^	11,600	133,864
Neogen Corp.*^	7,600	220,248
NuVasive, Inc.*^	23,799	1,061,435
NxStage Medical, Inc.*^	13,100	77,290
OraSure Technologies, Inc.*	22,500	55,575
Orthofix International N.V.*	9,500	237,595
Orthovita, Inc.*	35,800	184,370
Palomar Medical Technologies, Inc.*	7,400	108,484
Quidel Corp.*^	14,200	206,752
Rochester Medical Corp.*	5,700	76,380
Rockwell Medical Technologies, Inc.*	8,100	61,155
RTI Biologics, Inc.*	11,200	48,048
SenoRx, Inc.*	32,755	109,729
Sirona Dental Systems, Inc.*	37,135	742,329
Somanetics Corp.*	6,400	105,664
SonoSite, Inc.*	36,443	731,047
Spectranetics Corp.*	105,751	521,352
Stereotaxis, Inc.*	15,100	58,588
STERIS Corp.^	32,300	842,384
SurModics, Inc.*	8,200	185,566
Symmetry Medical, Inc.*	52,326	487,678
Synovis Life Technologies, Inc.*	6,000	124,620
Thoratec Corp.*	264,786	7,090,970
TomoTherapy, Inc.*	12,800	35,200
TranS1, Inc.*^	6,200	38,626
Utah Medical Products, Inc.	1,900	50,749
Vascular Solutions, Inc.*	9,200	71,944
Volcano Corp.*	75,407	1,054,190
West Pharmaceutical Services, Inc.	18,100	630,785
Wright Medical Group, Inc.*^	21,100	343,086
Young Innovations, Inc.	2,200	47,938
Zoll Medical Corp.*^	11,100	214,674

		33,967,698

Health Care Providers & Services (4.7%)
Air Methods Corp.*^	5,600	153,216
Alliance HealthCare Services, Inc.*	12,200	89,426
Almost Family, Inc.*^	7,915	206,661
Amedisys, Inc.*^	65,044	2,147,753
America Service Group, Inc.*	4,700	75,529
American Caresource Holding, Inc.*	6,400	23,936
American Dental Partners, Inc.*	2,800	25,396
AMERIGROUP Corp.*	29,200	784,020
AMN Healthcare Services, Inc.*	16,400	104,632
Bio-Reference Labs, Inc.*	6,200	195,982
BioScrip, Inc.*	23,500	139,120
CardioNet, Inc.*^	39,420	643,334
Catalyst Health Solutions, Inc.*	22,330	556,910
Centene Corp.*	154,920	3,095,302
Chemed Corp.	12,500	493,500
Chindex International, Inc.*	6,100	75,457
Continuecare Corp.*	14,700	34,251
Corvel Corp.*	4,000	91,080

	Number of Shares	Value (Note 1)
Cross Country Healthcare, Inc.*	2,800	$19,236
Emergency Medical Services Corp., Class A*	5,500	202,510
Emeritus Corp.*	10,700	141,347
Ensign Group, Inc.	6,200	88,226
Genoptix, Inc.*^	88,675	2,836,713
Gentiva Health Services, Inc.*	5,700	93,822
Hanger Orthopedic Group, Inc.*	2,700	36,693
Health Grades, Inc.*	13,700	53,567
HealthSouth Corp.*	48,800	704,672
Healthways, Inc.*	1,100	14,795
HMS Holdings Corp.*^	14,300	582,296
inVentiv Health, Inc.*	47,790	646,599
IPC The Hospitalist Co., Inc.*	16,600	443,054
Landauer, Inc.	3,100	190,154
LCA-Vision, Inc.*	6,300	26,586
LHC Group, Inc.*	7,800	173,238
Lincare Holdings, Inc.*	115,877	2,725,427
Metropolitan Health Networks, Inc.*	23,300	46,833
MWI Veterinary Supply, Inc.*^	5,600	195,216
National Healthcare Corp.	2,000	75,880
National Research Corp.	600	14,640
NovaMed, Inc.*	7,200	28,440
Odyssey HealthCare, Inc.*	9,200	94,576
Owens & Minor, Inc.	18,400	806,288
PharMerica Corp.*	16,900	331,747
Providence Service Corp.*	5,600	61,320
PSS World Medical, Inc.*^	32,800	607,128
Psychiatric Solutions, Inc.*^	21,100	479,814
RadNet, Inc.*^	8,300	18,675
RehabCare Group, Inc.*	8,100	193,833
U.S. Physical Therapy, Inc.*	3,100	45,725
Virtual Radiologic Corp.*^	3,700	33,411

		20,947,966

Health Care Technology (3.4%)
Allscripts-Misys Healthcare
Solutions, Inc.^	11,000	174,460
AMICAS, Inc.*	15,400	42,812
athenahealth, Inc.*^	21,700	803,117
Computer Programs & Systems, Inc.	5,400	206,874
Eclipsys Corp.*^	251,726	4,475,688
MedAssets, Inc.*	137,034	2,665,311
Merge Healthcare, Inc.*	14,800	63,640
Omnicell, Inc.*	16,500	177,375
Phase Forward, Inc.*^	35,180	531,570
Quality Systems, Inc.^	72,634	4,137,233
Transcend Services, Inc.*	3,600	57,060
Vital Images, Inc.*	136,215	1,546,040

		14,881,180

Life Sciences Tools & Services (2.1%)
Accelrys, Inc.*	15,100	89,241
Affymetrix, Inc.*	34,100	202,213
AMAG Pharmaceuticals, Inc.*	9,400	513,898
BioDelivery Sciences International, Inc.*	5,500	36,685
Bio-Rad Laboratories, Inc., Class A*	13,150	992,562
Bruker Corp.*	38,200	353,732
Cambrex Corp.*	15,400	63,448
Clinical Data, Inc.*^	5,500	60,610
Dionex Corp.*	9,700	591,991
Enzo Biochem, Inc.*	12,700	56,261
eResearchTechnology, Inc.*	21,800	135,378
Exelixis, Inc.*	56,300	274,181
Harvard Bioscience, Inc.*	13,400	52,930

See Notes to Financial Statements. 47

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
ICON plc (ADR)*	175,462	$3,786,470
Illumina, Inc.*	2,010	78,269
Kendle International, Inc.*	1,900	23,256
Life Sciences Research, Inc.*	4,100	29,397
Luminex Corp.*	21,900	406,026
Mettler-Toledo International, Inc.*	900	69,435
Nektar Therapeutics*	51,400	333,072
PAREXEL International Corp.*	31,900	458,722
Sequenom, Inc.*^	31,900	124,729
Varian, Inc.*	13,500	532,305

		9,264,811

Pharmaceuticals (1.6%)
Acura Pharmaceuticals, Inc.*^	4,600	27,508
Adolor Corp.*	26,000	45,760
Akorn, Inc.*	29,400	35,280
Ardea Biosciences, Inc.*	7,500	118,050
ARYx Therapeutics, Inc.*	11,900	49,147
Auxilium Pharmaceuticals, Inc.*	23,600	740,568
AVANIR Pharmaceuticals, Inc., Class A*	34,600	76,812
Biodel, Inc.*	6,100	31,476
BioMimetic Therapeutics, Inc.*	7,491	69,217
Biospecifics Technologies Corp.*	2,100	50,043
BMP Sunstone Corp.*^	16,800	79,632
Cadence Pharmaceuticals, Inc.*^	14,100	140,859
Caraco Pharmaceutical Laboratories Ltd.*	5,900	18,113
Cornerstone Therapeutics, Inc.*	3,800	41,724
Cypress Bioscience, Inc.*	21,200	199,704
Depomed, Inc.*	25,100	81,575
Discovery Laboratories, Inc.*^	53,200	54,796
Durect Corp.*	41,200	98,056
Impax Laboratories, Inc.*	33,700	248,032
Inspire Pharmaceuticals, Inc.*	22,600	125,656
ISTA Pharmaceuticals, Inc.*	18,800	78,960
Javelin Pharmaceuticals, Inc.*	23,300	28,659
KV Pharmaceutical Co., Class A*^	17,500	56,175
Lannett Co., Inc.*	5,900	40,415
MAP Pharmaceuticals, Inc.*^	6,200	75,764
Matrixx Initiatives, Inc.*	5,600	31,304
Medicines Co.*	20,800	174,512
Medicis Pharmaceutical Corp., Class A^	11,800	192,576
MiddleBrook Pharmaceuticals, Inc.*^	20,300	27,405
Noven Pharmaceuticals, Inc.*	41,964	600,085
Obagi Medical Products, Inc.*	9,300	67,797
Optimer Pharmaceuticals, Inc.*	14,800	221,556
Pain Therapeutics, Inc.*	18,400	98,808
Perrigo Co.	61,315	1,703,331
Pozen, Inc.*	13,900	106,752
Questcor Pharmaceuticals, Inc.*^	32,100	160,500
Repros Therapeutics, Inc.*	5,500	39,545
Salix Pharmaceuticals Ltd.*	26,800	264,516
Santarus, Inc.*	29,300	82,626
Spectrum Pharmaceuticals, Inc.*	18,400	140,760
Sucampo Pharmaceuticals, Inc., Class A*	5,100	31,467
SuperGen, Inc.*	21,900	44,019
ViroPharma, Inc.*	8,900	52,777
Vivus, Inc.*	36,600	222,528
XenoPort, Inc.*	14,500	335,965

		7,210,810

Total Health Care		108,147,013

	Number of Shares	Value (Note 1)
Industrials (15.5%)
Aerospace & Defense (1.4%)
AAR Corp.*^	1,900	$30,495
Aerovironment, Inc.*	7,400	228,364
American Science & Engineering, Inc.	4,800	331,776
Applied Signal Technology, Inc.	7,200	183,672
Argon ST, Inc.*^	6,200	127,534
Ascent Solar Technologies, Inc.*^	3,200	25,024
Astronics Corp.*	4,400	45,716
Axsys Technologies, Inc.*	5,300	284,292
Cubic Corp.	8,700	311,373
DigitalGlobe, Inc.*	8,200	157,440
DynCorp International, Inc., Class A*	1,300	21,827
Esterline Technologies Corp.*	21,050	569,824
GenCorp, Inc.*	30,500	58,255
HEICO Corp.^	12,800	464,128
Hexcel Corp.*	242,680	2,312,740
LMI Aerospace, Inc.*	2,700	27,324
Orbital Sciences Corp.*	30,887	468,556
Stanley, Inc.*	6,400	210,432
Taser International, Inc.*	31,700	144,552
Teledyne Technologies, Inc.*^	6,600	216,150

		6,219,474

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	19,700	45,704
Dynamex, Inc.*	3,900	60,021
Forward Air Corp.^	7,700	164,164
Hub Group, Inc., Class A*	9,910	204,542
UTi Worldwide, Inc.*	22,100	251,940

		726,371

Airlines (0.3%)
AirTran Holdings, Inc.*^	66,500	411,635
Alaska Air Group, Inc.*	1,200	21,912
Allegiant Travel Co.*	8,500	336,940
Hawaiian Holdings, Inc.*	28,800	173,376
UAL Corp.*^	75,200	239,888

		1,183,751

Building Products (0.2%)
AAON, Inc.	6,800	135,456
Apogee Enterprises, Inc.	1,200	14,760
Builders FirstSource, Inc.*	6,900	28,704
Quanex Building Products Corp.	12,700	142,494
Simpson Manufacturing Co., Inc.	16,400	354,568
Trex Co., Inc.*^	7,700	102,949

		778,931

Commercial Services & Supplies (3.7%)
ABM Industries, Inc.	5,800	104,806
American Ecology Corp.^	10,100	180,992
American Reprographics Co.*	19,600	163,072
APAC Customer Services, Inc.*	14,400	73,872
ATC Technology Corp.*	8,200	118,900
Cenveo, Inc.*^	26,400	111,672
Clean Harbors, Inc.*	11,300	610,087
Deluxe Corp.	14,300	183,183
EnergySolutions, Inc.	4,100	37,720
EnerNOC, Inc.*	6,600	143,022
Fuel Tech, Inc.*	9,900	96,030
GEO Group, Inc.*	197,524	3,669,995
GeoEye, Inc.*^	9,800	230,888
Healthcare Services Group, Inc.	24,000	429,120
Herman Miller, Inc.	29,800	457,132
HNI Corp.^	18,100	326,886
ICT Group, Inc.*	3,000	26,190

See Notes to Financial Statements. 48

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Innerworkings, Inc.*	117,259	$556,980
Interface, Inc., Class A	27,700	171,740
Knoll, Inc.^	26,200	198,596
McGrath RentCorp.	1,900	36,214
Mine Safety Appliances Co.	13,700	330,170
Mobile Mini, Inc.*	5,200	76,284
Multi-Color Corp.	5,000	61,300
North American Galvanizing & Coatings, Inc.*	5,400	32,724
Perma-Fix Environmental Services*	30,700	74,294
Ritchie Bros. Auctioneers, Inc.^	110,825	2,598,846
Rollins, Inc.	24,300	420,633
Standard Parking Corp.*	900	14,661
Standard Register Co.	7,800	25,428
Sykes Enterprises, Inc.*	87,486	1,582,622
Team, Inc.*	9,800	153,566
Tetra Tech, Inc.*	37,300	1,068,645
Viad Corp.	1,400	24,108
Waste Connections, Inc.*	98,981	2,564,598

		16,954,976

Construction & Engineering (1.1%)
Argan, Inc.*	4,300	60,759
EMCOR Group, Inc.*	11,500	231,380
Furmanite Corp.*	13,800	61,548
Granite Construction, Inc.	2,600	86,528
Great Lakes Dredge & Dock Corp.	20,900	99,902
MasTec, Inc.*	20,800	243,776
Michael Baker Corp.*	4,400	186,384
MYR Group, Inc./Delaware*	15,600	315,432
Northwest Pipe Co.*^	89,764	3,120,197
Orion Marine Group, Inc.*	21,600	410,400
Pike Electric Corp.*	3,100	37,355
Primoris Services Corp.	4,800	35,616
Sterling Construction Co., Inc.*	800	12,208

		4,901,485

Electrical Equipment (2.2%)
Acuity Brands, Inc.^	26,866	753,591
Advanced Battery Technologies, Inc.*^	26,700	107,334
American Superconductor Corp.*^	24,000	630,000
AZZ, Inc.*^	6,800	233,988
Baldor Electric Co.^	13,700	325,923
Broadwind Energy, Inc.*	17,500	198,100
Ener1, Inc.*	26,700	145,782
Energy Conversion Devices, Inc.*^	21,420	303,093
Evergreen Solar, Inc.*^	56,000	121,520
FuelCell Energy, Inc.*	29,900	124,982
General Cable Corp.*	4,300	161,594
GrafTech International Ltd.*	233,360	2,639,302
GT Solar International, Inc.*^	17,700	94,164
Harbin Electric, Inc.*	6,400	100,096
II-VI, Inc.*	9,400	208,398
LaBarge, Inc.*	5,500	50,985
Microvision, Inc.*	34,000	104,380
Polypore International, Inc.*	39,639	440,786
Powell Industries, Inc.*^	6,100	226,127
Power-One, Inc.*	3,800	5,662
PowerSecure International, Inc.*	7,900	33,654
Preformed Line Products Co.^	1,200	52,872
Regal-Beloit Corp.^	46,578	1,850,078
SatCon Technology Corp.*	25,300	45,540
Ultralife Corp.*	6,200	44,454
Valence Technology, Inc.*^	23,400	41,886
Vicor Corp.	4,600	33,212

	Number of Shares	Value (Note 1)
Woodward Governor Co.	30,200	$597,960

		9,675,463

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	8,500	217,600

Machinery (1.7%)
3D Systems Corp.*	8,500	61,285
Actuant Corp., Class A	14,600	178,120
Altra Holdings, Inc.*	12,200	91,378
Ampco-Pittsburgh Corp.	3,200	75,040
Astec Industries, Inc.*^	4,900	145,481
Badger Meter, Inc.	11,110	455,510
Blount International, Inc.*	7,100	61,131
Bucyrus International, Inc.	15,500	442,680
Chart Industries, Inc.*	29,770	541,219
China Fire & Security Group, Inc.*^	6,900	83,973
CLARCOR, Inc.^	10,500	306,495
Colfax Corp.*	4,000	30,880
Dynamic Materials Corp.^	6,800	131,104
Energy Recovery, Inc.*^	18,800	133,104
ESCO Technologies, Inc.*^	14,500	649,600
Flanders Corp.*	7,900	48,269
Flow International Corp.*	21,300	50,055
Force Protection, Inc.*	38,800	342,992
Gardner Denver, Inc.*	21,954	552,582
Gorman-Rupp Co.^	5,100	102,867
Graham Corp.	5,200	69,160
IDEX Corp.	9,500	233,415
K-Tron International, Inc.*	1,300	103,584
Lindsay Corp.^	6,300	208,530
Met-Pro Corp.	7,400	80,068
Middleby Corp.*^	18,414	808,743
Mueller Water Products, Inc., Class A	64,900	242,726
Nordson Corp.^	6,300	243,558
Omega Flex, Inc.^	1,800	27,288
PMFG, Inc.*^	6,300	55,503
RBC Bearings, Inc.*	11,600	237,220
Robbins & Myers, Inc.	1,200	23,100
Sauer-Danfoss, Inc.	1,100	6,743
SmartHeat, Inc.*	4,000	27,400
Sun Hydraulics Corp.^	2,900	46,893
Tennant Co.	10,400	191,256
Trimas Corp.*	5,600	18,872
Wabtec Corp.	11,100	357,087

		7,464,911

Professional Services (3.1%)
Acacia Research Corp.- Acacia Technologies*	17,900	140,873
Administaff, Inc.^	18,800	437,476
Advisory Board Co.*	8,500	218,450
CBIZ, Inc.*^	23,700	168,744
CDI Corp.	800	8,920
Corporate Executive Board Co.	18,900	392,364
CoStar Group, Inc.*	11,033	439,886
CRA International, Inc.*	5,200	144,352
Diamond Management & Technology Consultants, Inc.	12,900	54,180
Duff & Phelps Corp., Class A	124,449	2,212,703
Exponent, Inc.*	7,600	186,276
Franklin Covey Co.*	6,200	38,626
FTI Consulting, Inc.*	56,076	2,844,175
GP Strategies Corp.*	5,800	34,162
Hill International, Inc.*	12,000	51,600
Huron Consulting Group, Inc.*	20,200	933,846

See Notes to Financial Statements. 49

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
ICF International, Inc.*^	4,900	$135,191
IHS, Inc., Class A*^	5,906	294,532
Kelly Services, Inc., Class A	1,700	18,615
Korn/Ferry International*^	1,400	14,896
Monster Worldwide, Inc.*^	129,384	1,528,025
Navigant Consulting, Inc.*	53,898	696,362
Odyssey Marine Exploration, Inc.*	22,600	36,160
On Assignment, Inc.*	114,137	446,276
Resources Connection, Inc.*	80,308	1,378,888
School Specialty, Inc.*	3,700	74,777
VSE Corp.^	2,300	60,168
Watson Wyatt Worldwide, Inc., Class A	19,300	724,329

		13,714,852

Road & Rail (1.1%)
Avis Budget Group, Inc.*	33,200	187,580
Celadon Group, Inc.*	10,200	85,578
Con-way, Inc.	5,500	194,205
Genesee & Wyoming, Inc., Class A*	18,117	480,282
Heartland Express, Inc.^	17,000	250,240
Knight Transportation, Inc.	25,000	413,750
Landstar System, Inc.	83,805	3,009,437
Marten Transport Ltd.*	8,600	178,536
Old Dominion Freight Line, Inc.*	2,500	83,925
Patriot Transportation Holding, Inc.*	500	36,465
USA Truck, Inc.*	3,200	43,296

		4,963,294

Trading Companies & Distributors (0.4%)
Beacon Roofing Supply, Inc.*	20,800	300,768
Houston Wire & Cable Co.^	4,400	52,404
Kaman Corp.	12,300	205,410
MSC Industrial Direct Co., Class A	4,700	166,756
RSC Holdings, Inc.*^	25,200	169,344
Rush Enterprises, Inc., Class A*	4,200	48,930
TAL International Group, Inc.	1,800	19,620
Titan Machinery, Inc.*^	6,700	85,023
Watsco, Inc.	12,100	592,053

		1,640,308

Transportation Infrastructure (0.1%)
Aegean Marine Petroleum Network, Inc.	15,550	234,805

Total Industrials		68,676,221

Information Technology (27.4%)
Communications Equipment (3.5%)
3Com Corp.*	175,400	826,134
Acme Packet, Inc.*	21,600	218,592
ADC Telecommunications, Inc.*	10,700	85,172
ADTRAN, Inc.	23,800	510,986
Airvana, Inc.*^	11,200	71,344
Anaren, Inc.*	7,200	127,296
Arris Group, Inc.*	51,700	628,672
Aruba Networks, Inc.*	32,700	285,798
Avocent Corp.*	3,400	47,464
BigBand Networks, Inc.*	17,200	88,924
Blue Coat Systems, Inc.*	21,900	362,226
Brocade Communications Systems, Inc.*	21,500	168,130
Comtech Telecommunications Corp.*	14,900	475,012
DG FastChannel, Inc.*^	22,135	405,071
Digi International, Inc.*	5,000	48,750
EMS Technologies, Inc.*	191,036	3,992,653
Emulex Corp.*	42,400	414,672

	Number of Shares	Value (Note 1)
F5 Networks, Inc.*	3,565	$123,313
Harmonic, Inc.*^	44,325	261,074
Hughes Communications, Inc.*	5,000	114,150
Infinera Corp.*	46,500	424,545
InterDigital, Inc.*	24,300	593,892
Ixia*^	120,846	814,502
KVH Industries, Inc.*	7,600	51,908
Loral Space & Communications, Inc.*	6,000	154,500
NETGEAR, Inc.*	5,000	72,050
Network Equipment Technologies, Inc.*	8,600	36,636
Oplink Communications, Inc.*	8,300	94,620
Opnext, Inc.*	7,800	16,692
Palm, Inc.*^	67,300	1,115,161
Parkervision, Inc.*^	14,700	44,982
PC-Tel, Inc.*	1,700	9,095
Plantronics, Inc.	23,900	451,949
Polycom, Inc.*^	18,400	372,968
Riverbed Technology, Inc.*	29,700	688,743
SeaChange International, Inc.*	9,300	74,679
ShoreTel, Inc.*^	24,600	196,800
Starent Networks Corp.*	21,700	529,697
Tekelec*^	12,400	208,692
ViaSat, Inc.*	14,400	369,216

		15,576,760

Computers & Peripherals (2.3%)
3PAR, Inc.*^	14,300	177,320
ActivIdentity Corp.*	9,300	23,529
Avid Technology, Inc.*	3,300	44,253
Compellent Technologies, Inc.*^	290,245	4,426,236
Cray, Inc.*	13,900	109,532
Data Domain, Inc.*	26,200	873,770
Immersion Corp.*^	15,800	78,052
Intermec, Inc.*	34,353	443,154
Isilon Systems, Inc.*	14,000	59,360
Netezza Corp.*	240,241	1,998,805
Novatel Wireless, Inc.*	17,000	153,340
Quantum Corp.*	118,300	98,189
Silicon Graphics International Corp.*^	2,700	12,258
STEC, Inc.*^	13,700	317,703
Stratasys, Inc.*^	10,700	117,593
Super Micro Computer, Inc.*	11,300	86,558
Synaptics, Inc.*^	29,066	1,123,401

		10,143,053

Electronic Equipment, Instruments & Components (2.2%)
Anixter International, Inc.*^	2,500	93,975
Benchmark Electronics, Inc.*	4,200	60,480
Brightpoint, Inc.*	27,900	174,933
Checkpoint Systems, Inc.*	5,300	83,157
China Security & Surveillance Technology, Inc.*^	16,300	122,902
Cogent, Inc.*	23,700	254,301
Cognex Corp.^	4,100	57,933
Coherent, Inc.*^	138,241	2,858,824
Comverge, Inc.*	10,700	129,470
CPI International, Inc.*	700	6,083
Daktronics, Inc.^	16,500	127,050
DTS, Inc.*^	128,273	3,472,350
Echelon Corp.*	15,600	132,288
FARO Technologies, Inc.*	8,800	136,664
ICx Technologies, Inc.*^	3,800	22,800
Insight Enterprises, Inc.*	3,500	33,810
IPG Photonics Corp.*^	12,900	141,513
L-1 Identity Solutions, Inc.*	32,600	252,324

See Notes to Financial Statements. 50

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Maxwell Technologies, Inc.*	12,000	$165,960
MTS Systems Corp.	1,100	22,715
Multi-Fineline Electronix, Inc.*	5,500	117,700
OSI Systems, Inc.*	6,800	141,780
PAR Technology Corp.*	3,500	22,365
Park Electrochemical Corp.	7,200	155,016
PC Mall, Inc.*	4,200	28,392
Plexus Corp.*	7,400	151,404
RadiSys Corp.*	13,100	118,031
RAE Systems, Inc.*	24,100	33,258
Rofin-Sinar Technologies, Inc.*	7,200	144,072
Rogers Corp.*	2,000	40,460
Scansource, Inc.*^	900	22,068
SYNNEX Corp.*	2,200	54,978
Universal Display Corp.*^	44,204	432,315

		9,811,371

Internet Software & Services (4.0%)
Art Technology Group, Inc.*	68,300	259,540
AsiaInfo Holdings, Inc.*	30,600	526,626
Bankrate, Inc.*^	18,659	470,953
Chordiant Software, Inc.*^	15,500	56,265
comScore, Inc.*	12,000	159,840
Constant Contact, Inc.*^	13,300	263,872
DealerTrack Holdings, Inc.*	20,800	353,600
Dice Holdings, Inc.*	8,200	38,130
Digital River, Inc.*	17,000	617,440
DivX, Inc.*	14,400	79,056
EarthLink, Inc.*	7,491	55,508
Equinix, Inc.*	3,160	229,858
GSI Commerce, Inc.*^	123,073	1,753,790
Imergent, Inc.	4,600	32,200
InfoSpace, Inc.*	9,700	64,311
Innodata Isogen, Inc.*	12,300	53,874
Internet Brands, Inc., Class A*	5,600	39,200
Internet Capital Group, Inc.*	12,900	86,817
j2 Global Communications, Inc.*	23,500	530,160
Keynote Systems, Inc.*	3,600	27,504
Knot, Inc.*	52,556	414,141
Limelight Networks, Inc.*	18,600	81,840
Liquidity Services, Inc.*	8,300	81,838
LivePerson, Inc.*	23,400	93,600
LogMeIn, Inc.*	1,650	26,400
LoopNet, Inc.*	25,660	198,865
Marchex, Inc., Class B	84,294	284,071
MercadoLibre, Inc.*^	17,957	482,684
Move, Inc.*^	194,900	420,984
NIC, Inc.	28,100	190,237
Omniture, Inc.*^	246,043	3,090,301
OpenTable, Inc.*	1,700	51,289
Openwave Systems, Inc.*	14,500	32,480
Perficient, Inc.*	3,700	25,863
Rackspace Hosting, Inc.*	36,800	510,048
RealNetworks, Inc.*^	17,600	52,624
S1 Corp.*	29,400	202,860
Saba Software, Inc.*	14,100	54,285
SAVVIS, Inc.*	20,100	230,346
SkillSoft plc (ADR)*	192,311	1,500,026
Sohu.com, Inc.*	3,470	218,020
SonicWALL, Inc.*	2,900	15,892
support.com, Inc.*	14,500	31,610
Switch & Data Facilities Co., Inc.*	10,900	127,857
Terremark Worldwide, Inc.*^	27,500	158,950
Travelzoo, Inc.*	3,300	36,135
ValueClick, Inc.*	48,100	506,012

	Number of Shares	Value (Note 1)
Vignette Corp.*	10,900	$143,335
VistaPrint Ltd.*	45,015	1,919,890
Vocus, Inc.*^	8,700	171,912
Websense, Inc.*	35,405	631,625
Zix Corp.*	36,200	54,300

		17,738,864

IT Services (2.6%)
Acxiom Corp.	30,800	271,964
Alliance Data Systems Corp.*^	4,900	201,831
CACI International, Inc., Class A*^	1,900	81,149
Cass Information Systems, Inc.	4,600	150,604
China Information Security Technology, Inc.*	13,000	37,180
Computer Task Group, Inc.*	5,700	34,770
CSG Systems International, Inc.*	11,700	154,908
Cybersource Corp.*	72,930	1,115,829
eLoyalty Corp.*	3,900	30,732
Euronet Worldwide, Inc.*	23,600	457,604
ExlService Holdings, Inc.*	7,300	81,833
Forrester Research, Inc.*^	26,188	642,915
Gartner, Inc.*	83,563	1,275,171
Global Cash Access Holdings, Inc.*^	182,936	1,456,172
Hackett Group, Inc.*	11,500	26,795
Heartland Payment Systems, Inc.	20,900	200,013
iGATE Corp.	12,800	84,736
infoGROUP, Inc.*	10,600	60,526
Information Services Group, Inc.*	82,541	248,448
Integral Systems, Inc.*^	2,700	22,464
Lionbridge Technologies*	32,800	60,352
ManTech International Corp., Class A*	9,700	417,488
MAXIMUS, Inc.	8,900	367,125
MoneyGram International, Inc.*	40,200	71,556
NCI, Inc., Class A*	3,400	103,428
Online Resources Corp.*	9,600	59,904
Perot Systems Corp., Class A*	9,900	141,867
RightNow Technologies, Inc.*	12,200	143,960
Sapient Corp.*	143,094	900,061
SRA International, Inc., Class A*	6,600	115,896
Syntel, Inc.^	6,900	216,936
TeleTech Holdings, Inc.*	44,986	681,538
Tier Technologies, Inc., Class B*	5,300	40,704
TNS, Inc.*	14,000	262,500
VeriFone Holdings, Inc.*	40,000	300,400
Virtusa Corp.*	3,400	27,302
Wright Express Corp.*	45,993	1,171,442

		11,718,103

Semiconductors & Semiconductor Equipment (5.2%)
Actel Corp.*	4,600	49,358
Advanced Analogic Technologies, Inc.*	23,700	108,783
Advanced Energy Industries, Inc.*	88,622	796,712
Amkor Technology, Inc.*^	60,700	287,111
ANADIGICS, Inc.*	32,200	134,918
Applied Micro Circuits Corp.*	36,600	297,558
Atheros Communications, Inc.*^	33,800	650,312
ATMI, Inc.*	5,200	80,756
Cabot Microelectronics Corp.*	1,426	40,342
Cavium Networks, Inc.*	20,100	337,881
CEVA, Inc.*	8,100	70,308
Cirrus Logic, Inc.*	36,400	163,800
Diodes, Inc.*	17,700	276,828
Entropic Communications, Inc.*	29,900	67,275
Exar Corp.*	1,300	9,347

See Notes to Financial Statements. 51

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
FEI Co.*	19,100	$437,390
FormFactor, Inc.*^	50,395	868,810
Hittite Microwave Corp.*^	11,900	413,525
Intellon Corp.*	12,200	51,850
IXYS Corp.	9,600	97,152
Kopin Corp.*	37,700	138,359
Kulicke & Soffa Industries, Inc.*	32,000	109,760
Lattice Semiconductor Corp.*	6,400	12,032
Micrel, Inc.	10,500	76,860
Microsemi Corp.*	90,734	1,252,129
Microtune, Inc.*	18,300	42,822
MIPS Technologies, Inc.*	25,400	76,200
Monolithic Power Systems, Inc.*^	39,845	892,926
Netlogic Microsystems, Inc.*	10,000	364,600
NVE Corp.*^	2,300	111,780
ON Semiconductor Corp.*	516,075	3,540,274
PLX Technology, Inc.*	16,500	62,205
PMC-Sierra, Inc.*	121,670	968,493
Power Integrations, Inc.^	23,916	568,962
RF Micro Devices, Inc.*	136,100	511,736
Rubicon Technology, Inc.*	7,000	99,960
Rudolph Technologies, Inc.*	6,900	38,088
Semitool, Inc.*	2,600	12,012
Semtech Corp.*	33,800	537,758
Sigma Designs, Inc.*	11,600	186,064
Skyworks Solutions, Inc.*	92,500	904,650
Standard Microsystems Corp.*	3,200	65,440
Supertex, Inc.*^	6,000	150,660
Techwell, Inc.*	8,300	70,550
Teradyne, Inc.*	247,725	1,699,394
Tessera Technologies, Inc.*	26,900	680,301
Trident Microsystems, Inc.*^	12,100	21,054
TriQuint Semiconductor, Inc.*	46,400	246,384
Ultratech, Inc.*^	12,400	152,644
Varian Semiconductor Equipment Associates, Inc.*	146,710	3,519,573
Veeco Instruments, Inc.*	10,100	117,059
Volterra Semiconductor Corp.*	11,800	155,052
Zoran Corp.*	21,700	236,530

		22,862,327

Software (7.6%)
ACI Worldwide, Inc.*	18,100	252,676
Actuate Corp.*	23,200	110,896
Advent Software, Inc.*	8,200	268,878
American Software, Inc., Class A	8,900	51,264
ANSYS, Inc.*	102,430	3,191,718
ArcSight, Inc.*^	19,600	348,292
Ariba, Inc.*	71,200	700,608
Blackbaud, Inc.^	24,300	377,865
Blackboard, Inc.*	17,500	505,050
Bottomline Technologies, Inc.*	14,100	127,041
Callidus Software, Inc.*	15,600	44,460
CommVault Systems, Inc.*	22,800	378,024
Concur Technologies, Inc.*^	32,620	1,013,830
Deltek, Inc.*	9,439	40,965
DemandTec, Inc.*	10,800	95,040
Double-Take Software, Inc.*	8,500	73,525
Ebix, Inc.*	3,300	103,356
Entrust, Inc.*	29,600	53,576
EPIQ Systems, Inc.*	20,235	310,607
FactSet Research Systems, Inc.^	1,285	64,083
FalconStor Software, Inc.*^	21,600	102,600
GSE Systems, Inc.*	9,200	62,100
i2 Technologies, Inc.*	7,400	92,870

	Number of Shares	Value (Note 1)
Informatica Corp.*	166,550	$2,862,995
Interactive Intelligence, Inc.*	6,800	83,368
Jack Henry & Associates, Inc.^	46,300	960,725
JDA Software Group, Inc.*	11,000	164,560
Kenexa Corp.*	12,600	145,782
Lawson Software, Inc.*	129,751	724,011
Macrovision Solutions Corp.*	167,181	3,646,217
Manhattan Associates, Inc.*	12,600	229,572
Mentor Graphics Corp.*	2,500	13,675
MicroStrategy, Inc., Class A*	4,800	241,056
Net 1 UEPS Technologies, Inc.*	21,200	288,108
NetScout Systems, Inc.*^	13,400	125,692
NetSuite, Inc.*	9,400	111,014
Novell, Inc.*	431,765	1,955,895
OpenTV Corp., Class A*	6,800	8,976
Opnet Technologies, Inc.	6,700	61,372
Parametric Technology Corp.*	64,000	748,160
Pegasystems, Inc.	7,600	200,488
Phoenix Technologies Ltd.*	16,000	43,360
Progress Software Corp.*	22,070	467,222
PROS Holdings, Inc.*	24,555	199,387
QAD, Inc.	6,500	21,125
Quest Software, Inc.*	3,900	54,366
Radiant Systems, Inc.*	50,225	416,868
Renaissance Learning, Inc.	4,900	45,129
Rosetta Stone, Inc.*	3,500	96,040
Shanda Interactive Entertainment Ltd. (ADR)*^	480	25,099
Smith Micro Software, Inc.*	14,600	143,372
SolarWinds, Inc.*	6,800	112,132
Solera Holdings, Inc.*	96,682	2,455,723
Sourcefire, Inc.*	12,400	153,636
SPSS, Inc.*	10,200	340,374
SRS Labs, Inc.*	6,700	44,555
SuccessFactors, Inc.*	20,600	189,108
SumTotal Systems, Inc.*	17,700	85,137
Symyx Technologies, Inc.*	15,300	89,505
Synchronoss Technologies, Inc.*	63,297	776,654
Take-Two Interactive Software, Inc.*^	6,000	56,820
Taleo Corp., Class A*	17,300	316,071
TeleCommunication Systems, Inc., Class A*	18,700	132,957
THQ, Inc.*	28,100	201,196
TIBCO Software, Inc.*	474,000	3,398,579
TiVo, Inc.*^	102,463	1,073,812
Tyler Technologies, Inc.*	18,400	287,408
Ultimate Software Group, Inc.*^	13,200	319,968
Unica Corp.*	6,900	37,812
VASCO Data Security International, Inc.*	13,800	100,878
Wind River Systems, Inc.*	36,300	415,998

		33,041,281

Total Information Technology		120,891,759

Materials (2.4%)
Chemicals (1.8%)
Airgas, Inc.	2,300	93,219
American Vanguard Corp.^	1,500	16,950
Arch Chemicals, Inc.^	2,300	56,557
Balchem Corp.	9,600	235,392
Calgon Carbon Corp.*	30,300	420,867
China Green Agriculture, Inc.*	4,800	38,832
GenTek, Inc.*	600	13,398
Hawkins, Inc.	4,600	103,868

See Notes to Financial Statements. 52

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Huntsman Corp.	637,605	$3,207,153
Koppers Holdings, Inc.	7,200	189,864
Landec Corp.*	12,000	81,480
LSB Industries, Inc.*	9,600	155,232
NewMarket Corp.	5,622	378,529
NL Industries, Inc.^	2,000	14,760
Olin Corp.	4,200	49,938
Omnova Solutions, Inc.*	24,800	80,848
PolyOne Corp.*	9,800	26,558
Stepan Co.	3,800	167,808
Terra Industries, Inc.	117,081	2,835,702
W.R. Grace & Co.*	11,900	147,203
Zep, Inc.	10,900	131,345

		8,445,503

Construction Materials (0.0%)
United States Lime & Minerals, Inc.*	400	16,968

Containers & Packaging (0.3%)
AEP Industries, Inc.*^	2,700	71,253
Bway Holding Co.*	500	8,765
Myers Industries, Inc.	5,600	46,592
Rock-Tenn Co., Class A	18,600	709,776
Silgan Holdings, Inc.	7,800	382,434

		1,218,820

Metals & Mining (0.2%)
Allied Nevada Gold Corp.*^	20,800	167,648
AMCOL International Corp.^	3,000	64,740
General Steel Holdings, Inc.*	7,100	28,187
Paramount Gold and Silver Corp.*	30,700	46,664
Stillwater Mining Co.*	5,200	29,692
Worthington Industries, Inc.	30,500	390,095

		727,026

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	600	15,174
Deltic Timber Corp.	4,600	163,162
Wausau Paper Corp.	9,200	61,824

		240,160

Total Materials		10,648,477

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.0%)
AboveNet, Inc.*	3,400	275,332
Alaska Communications Systems Group, Inc.	24,600	180,072
Cbeyond, Inc.*^	91,139	1,307,844
Cincinnati Bell, Inc.*	22,300	63,332
Cogent Communications Group, Inc.*	23,600	192,340
Consolidated Communications Holdings, Inc.^	6,900	80,799
FairPoint Communications, Inc.	28,300	16,980
Fibernet Telecom Group, Inc.*	3,400	42,228
General Communication, Inc., Class A*	13,500	93,555
Global Crossing Ltd.*	14,000	128,520
HickoryTech Corp.	7,500	57,600
inContact, Inc.*	15,700	43,018
Iowa Telecommunications Services, Inc.^	2,200	27,522
Neutral Tandem, Inc.*	25,400	749,808
NTELOS Holdings Corp.	15,900	292,878
PAETEC Holding Corp.*	212,024	572,465
Premiere Global Services, Inc.*	26,000	281,840

	Number of Shares	Value (Note 1)
Shenandoah Telecommunications Co.	13,100	$265,799

		4,671,932

Wireless Telecommunication Services (0.4%)
Centennial Communications Corp.*^	47,100	393,756
iPCS, Inc.*	8,800	131,648
SBA Communications Corp., Class A*^	8,810	216,197
Syniverse Holdings, Inc.*	47,445	760,544
USA Mobility, Inc.	11,400	145,464
Virgin Mobile USA, Inc., Class A*^ .	8,300	33,366

		1,680,975

Total Telecommunication Services		6,352,907

Utilities (0.1%)
Gas Utilities (0.1%)
New Jersey Resources Corp.	3,800	140,752
Piedmont Natural Gas Co., Inc.	2,600	62,686
South Jersey Industries, Inc.	2,000	69,780

		273,218

Independent Power Producers & Energy Traders (0.0%)
U.S. Geothermal, Inc.*	37,300	52,966

Water Utilities (0.0%)
Cadiz, Inc.*	6,200	59,706
California Water Service Group	900	33,156
Consolidated Water Co., Inc.	2,800	44,380
York Water Co.	2,600	39,858

		177,100

Total Utilities		503,284

Total Common Stocks (99.8%) (Cost $426,061,323)		442,079,784

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.00%, 9/10/09	$380,000	379,877

Short-Term Investments of Cash Collateral for Securities Loaned (5.9%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	2,370,000	2,338,547
Deutsche Bank Securities, Inc., Repurchase Agreement
0.09%, 7/1/09 (r)(u)	15,304,955	15,304,955
General Electric Capital Corp.
0.40%, 3/12/10 (l)	430,000	422,810
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	2,689,982	396,772
Monumental Global Funding II
0.43%, 5/26/10 (l)	5,060,000	4,870,250
Pricoa Global Funding I
0.40%, 6/25/10 (l)	3,229,677	2,976,480

Total Short-Term Investments of Cash Collateral for Securities Loaned		26,309,814

Time Deposit (1.6%)
JPMorgan Chase Nassau
0.000%, 7/1/09	6,879,287	6,879,287

Total Short-Term Investments (7.6%) (Cost/Amortized Cost $36,343,789)		33,568,978

See Notes to Financial Statements. 53

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Total Investments (107.4%)
(Cost/Amortized Cost $462,405,112)		$475,648,762
Other Assets Less Liabilities (-7.4%)		(32,606,305)

Net Assets (100%)		$443,042,457

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $56 or 0.0% of net assets) at fair value.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(s)	Issuer in bankruptcy.
(u)	Represents the Portfolios undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 5.500%, maturing 4/15/23 – 7/19/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 – 7/25/38.

Glossary:
ADR — American Depositary Receipt

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	37	September-09	$1,921,781	$1,876,640	$(45,141)

See Notes to Financial Statements. 54

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$74,129,876	$–	$–	$74,129,876
Consumer Staples	10,581,568	–	–	10,581,568
Energy	15,906,750	–	–	15,906,750
Financials	26,241,873	–	56	26,241,929
Health Care	108,147,013	–	–	108,147,013
Industrials	68,676,221	–	–	68,676,221
Information Technology	120,891,759	–	–	120,891,759
Materials	10,648,477	–	–	10,648,477
Telecommunication Services	6,352,907	–	–	6,352,907
Utilities	503,284	–	–	503,284
Short-Term Investments	–	33,568,978	–	33,568,978
Total Asset	$442,079,728	$33,568,978	$56	$475,648,762
Liability:
Futures	$(45,141)	$–	$–	$(45,141)
Total Liability	$(45,141)	$–	$–	$(45,141)
Total	$442,034,587	$33,568,978	$56	$475,603,621

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	56	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 6/30/09	$56	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at year ending 6/30/09.	$56	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements. 55

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized
	appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(45,141	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(45,141)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	286,644	–	–	286,644
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$286,644	$–	$–	$286,644

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(45,141)	–	–	(45,141)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(45,141)	$–	$–	$(45,141)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$400,213,153

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$531,874,744

See Notes to Financial Statements. 56

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,975,551
Aggregate gross unrealized depreciation	(53,794,441)

Net unrealized depreciation	$(6,818,890)

Federal income tax cost of investments	$482,467,652

At June 30, 2009, the Portfolio had loaned securities with a total value of $28,063,513. This was secured by collateral of $29,084,614 which was received as cash and subsequently invested in short-term investments currently valued at $26,309,814, as reported in the portfolio of investments.

For the six months ended June 30, 2009, the Portfolio incurred approximately $8,541 as brokerage commissions with Raymond James & Associates, Inc. and $1,288 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $69,758,333 which expires in the year 2016.

See Notes to Financial Statements. 57

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.1%)
Auto Components (1.6%)
American Axle & Manufacturing Holdings, Inc.	44,700	$153,768
Amerigon, Inc.*	570,000	3,477,000
ArvinMeritor, Inc.	70,800	310,812
Autoliv, Inc.^	111,000	3,193,470
Dana Holding Corp.*	91,100	116,608
Dorman Products, Inc.*	9,800	135,534
Drew Industries, Inc.*	7,200	87,624
Exide Technologies, Inc.*	48,800	182,024
Gentex Corp.^	232,700	2,699,320
Hawk Corp., Class A*	4,500	62,325
Lear Corp.*	62,300	31,150
Modine Manufacturing Co.	30,800	147,840
Raser Technologies, Inc.*	9,000	25,200
Spartan Motors, Inc.	31,300	354,629
Standard Motor Products, Inc.	7,500	62,025
Stoneridge, Inc.*	14,400	69,120
Superior Industries International, Inc.	22,000	310,200
Tenneco, Inc.*	42,500	450,500

		11,869,149

Automobiles (0.8%)
Thor Industries, Inc.^	235,000	4,316,950
Winnebago Industries, Inc.	195,100	1,449,593

		5,766,543

Distributors (0.0%)
Audiovox Corp., Class A*	16,400	96,104
Core-Mark Holding Co., Inc.*	6,900	179,814

		275,918

Diversified Consumer Services (0.5%)
Jackson Hewitt Tax Service, Inc.	27,100	169,646
Mac-Gray Corp.*	9,300	123,132
Regis Corp.	139,900	2,435,659
Sotheby’s, Inc.	5,600	79,016
Steiner Leisure Ltd.*	7,100	216,763
Stewart Enterprises, Inc., Class A	79,900	385,118

		3,409,334

Hotels, Restaurants & Leisure (0.9%)
AFC Enterprises, Inc.*	22,400	151,200
Benihana, Inc., Class A*	7,200	45,504
Bluegreen Corp.*	12,900	32,508
Bob Evans Farms, Inc.	28,800	827,712
Churchill Downs, Inc.	9,100	306,306
Cracker Barrel Old Country Store, Inc.	5,400	150,660
Domino’s Pizza, Inc.*	32,300	241,927
Frisch’s Restaurants, Inc.	1,900	56,126
Gaylord Entertainment Co.*	33,200	421,972
Great Wolf Resorts, Inc.*	23,100	47,124
Lakes Entertainment, Inc.*	12,700	36,957
Landry’s Restaurants, Inc.*	7,300	62,780
Life Time Fitness, Inc.*	35,200	704,352
Luby’s, Inc.*	19,900	80,794
Marcus Corp.	19,100	200,932
McCormick & Schmick’s Seafood Restaurants, Inc.*	13,300	101,213
Monarch Casino & Resort, Inc.*	6,500	47,450
Multimedia Games, Inc.*	19,400	96,224
O’Charleys, Inc.	15,800	146,150
Orient-Express Hotels Ltd., Class A	73,700	625,713

	Number of Shares	Value (Note 1)
Papa John’s International, Inc.*	4,800	$118,992
Pinnacle Entertainment, Inc.*	27,000	250,830
Red Lion Hotels Corp.*	13,500	64,800
Red Robin Gourmet Burgers, Inc.*	11,500	215,625
Ruby Tuesday, Inc.*	47,800	318,348
Ruth’s Hospitality Group, Inc.*	5,500	20,185
Sonic Corp.*	4,200	42,126
Speedway Motorsports, Inc.	13,000	178,880
Steak n Shake Co.*	22,300	194,902
Vail Resorts, Inc.*	28,200	756,324

		6,544,616

Household Durables (2.2%)
American Greetings Corp., Class A	35,300	412,304
Bassett Furniture Industries, Inc.	19,600	53,900
Beazer Homes USA, Inc.*	38,800	71,004
Blyth, Inc.	5,875	192,641
Brookfield Homes Corp.*	9,400	37,600
Cavco Industries, Inc.*	6,400	162,112
CSS Industries, Inc.	6,600	134,508
D.R. Horton, Inc.^	305,000	2,854,801
Ethan Allen Interiors, Inc.^	196,700	2,037,812
Furniture Brands International, Inc.	40,200	121,806
Helen of Troy Ltd.*	27,700	465,083
Hooker Furniture Corp.	208,400	2,392,432
Hovnanian Enterprises, Inc., Class A*	23,600	55,696
La-Z-Boy, Inc., Class Z	350,100	1,652,472
M.D.C. Holdings, Inc.	83,500	2,514,185
M/I Homes, Inc.*^	192,700	1,886,533
Meritage Homes Corp.*	28,505	537,604
Ryland Group, Inc.	39,300	658,668
Sealy Corp.*	42,700	83,692
Skyline Corp.	6,600	143,550
Standard Pacific Corp.*	96,600	196,098
Stanley Furniture Co., Inc.	10,200	110,058
Universal Electronics, Inc.*	3,500	70,595

		16,845,154

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	22,300	42,816
Gaiam, Inc., Class A*	15,900	86,973
Orbitz Worldwide, Inc.*	32,300	61,370
Shutterfly, Inc.*	17,200	239,940

		431,099

Leisure Equipment & Products (0.5%)
Brunswick Corp.^	293,700	1,268,784
Callaway Golf Co.	63,100	319,917
Eastman Kodak Co.	256,900	760,424
JAKKS Pacific, Inc.*	26,100	334,863
Leapfrog Enterprises, Inc.*	27,100	62,059
Marine Products Corp.	6,700	25,125
Pool Corp.	21,500	356,040
RC2 Corp.*	16,800	222,264
Sport Supply Group, Inc.	6,700	57,553
Steinway Musical Instruments*	6,600	70,620

		3,477,649

Media (0.4%)
Ascent Media Corp., Class A*	13,600	361,488
Belo Corp., Class A	85,600	153,224
Cinemark Holdings, Inc.	3,200	36,224
EW Scripps Co., Class A	29,100	60,819
Fisher Communications, Inc.	6,500	83,135
Global Sources Ltd.*	13,900	100,219

See Notes to Financial Statements. 58

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Harte-Hanks, Inc.	36,400	$336,700
Journal Communications, Inc., Class A	38,900	40,845
Knology, Inc.*	18,800	162,244
LIN TV Corp., Class A*	26,300	44,184
Live Nation, Inc.*	80,400	390,744
Mediacom Communications Corp., Class A*	24,900	127,239
National CineMedia, Inc.	37,900	521,504
Outdoor Channel Holdings, Inc.*	13,700	80,830
Primedia, Inc.	22,700	45,627
Reading International, Inc., Class A*	14,000	63,700
Scholastic Corp.	21,900	433,401
Sinclair Broadcast Group, Inc., Class A	30,600	59,364
Valassis Communications, Inc.*	8,900	54,379
World Wrestling Entertainment, Inc., Class A	5,000	62,800

		3,218,670

Multiline Retail (1.6%)
99 Cents Only Stores*	5,600	76,048
Dillard’s, Inc., Class A	47,900	440,680
Fred’s, Inc., Class A^	285,700	3,599,820
J.C. Penney Co., Inc.	172,000	4,938,120
Retail Ventures, Inc.*	26,800	58,424
Saks, Inc.*^	431,600	1,911,988
Tuesday Morning Corp.*^	218,399	736,005

		11,761,085

Specialty Retail (5.3%)
America’s Car-Mart, Inc.*	4,000	82,000
AnnTaylor Stores Corp.*	56,300	449,274
Asbury Automotive Group, Inc.	29,100	297,984
Books-A-Million, Inc.	6,600	46,926
Borders Group, Inc.*	47,700	175,536
Brown Shoe Co., Inc.^	398,500	2,885,140
Buckle, Inc.	2,100	66,717
Build-A-Bear Workshop, Inc.*	16,200	72,414
Cabela’s, Inc.*	35,900	441,570
Charlotte Russe Holding, Inc.*	6,700	86,296
Charming Shoppes, Inc.*	107,500	399,900
Christopher & Banks Corp.^	550,700	3,695,197
Coldwater Creek, Inc.*	11,200	67,872
Collective Brands, Inc.*	34,700	505,579
Conn’s, Inc.*	264,400	3,305,000
Dress Barn, Inc.*	32,000	457,600
DSW, Inc., Class A*	11,200	110,320
Finish Line, Inc., Class A	18,800	139,496
Genesco, Inc.*	17,500	328,475
Group 1 Automotive, Inc.^	175,900	4,576,918
Gymboree Corp.*^	32,900	1,167,292
Haverty Furniture Cos., Inc.	17,200	157,380
HOT Topic, Inc.*	17,300	126,463
Jo-Ann Stores, Inc.*	16,000	330,720
Lithia Motors, Inc., Class A	16,400	151,536
Men’s Wearhouse, Inc.	256,300	4,915,834
New York & Co., Inc.*	19,500	60,255
OfficeMax, Inc.	20,700	129,996
Pacific Sunwear of California, Inc.*	59,963	202,075
PEP Boys-Manny, Moe & Jack	46,800	474,552
Pier 1 Imports, Inc.*	348,100	692,719
Rent-A-Center, Inc.*	62,600	1,116,158
REX Stores Corp.*	7,700	77,462
Sally Beauty Holdings, Inc.*	68,100	433,116
Shoe Carnival, Inc.*	8,600	102,598
Sonic Automotive, Inc., Class A	850,200	8,638,031

	Number of Shares	Value (Note 1)
Stage Stores, Inc.	35,200	$390,720
Stein Mart, Inc.*	2,000	17,720
Syms Corp.*	6,100	45,811
Systemax, Inc.*	6,400	76,224
Talbots, Inc.	9,000	48,600
Tween Brands, Inc.*	21,600	144,288
West Marine, Inc.*^	264,200	1,455,742
Zale Corp.*^	265,600	913,664

		40,059,170

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.*	11,800	290,398
Columbia Sportswear Co.	11,800	364,856
Crocs, Inc.*	52,100	177,140
G-III Apparel Group Ltd.*	8,400	96,516
Iconix Brand Group, Inc.*	57,300	881,274
Jones Apparel Group, Inc.	81,700	876,641
Kenneth Cole Productions, Inc., Class A	8,800	61,864
K-Swiss, Inc., Class A	11,300	96,050
Liz Claiborne, Inc.	28,800	82,944
Movado Group, Inc.	15,300	161,262
Oxford Industries, Inc.	4,100	47,765
Perry Ellis International, Inc.*	9,400	68,432
Quiksilver, Inc.*	115,300	213,305
Skechers U.S.A., Inc., Class A*	29,200	285,284
Timberland Co., Class A*	95,100	1,261,977
Unifi, Inc.*	43,800	62,196
UniFirst Corp.	11,000	408,870
Warnaco Group, Inc.*	110,000	3,564,000

		9,000,774

Total Consumer Discretionary		112,659,161

Consumer Staples (2.9%)
Beverages (0.0%)
Heckmann Corp.*	77,100	289,125
National Beverage Corp.*	5,500	58,575

		347,700

Food & Staples Retailing (1.0%)
Andersons, Inc.	16,500	494,010
Casey’s General Stores, Inc.^	156,000	4,007,640
Great Atlantic & Pacific Tea Co., Inc.*	32,800	139,400
Ingles Markets, Inc., Class A	12,000	182,880
Nash Finch Co.	12,100	327,426
Pantry, Inc.*	17,400	288,840
Ruddick Corp.	33,800	791,934
Spartan Stores, Inc.	21,400	265,574
Susser Holdings Corp.*	7,000	78,330
Village Super Market, Inc., Class A	400	11,900
Weis Markets, Inc.	8,700	291,624
Winn-Dixie Stores, Inc.*	52,200	654,588

		7,534,146

Food Products (1.2%)
Alico, Inc.	400	12,008
American Italian Pasta Co., Class A*	5,900	171,926
B&G Foods, Inc., Class A	11,500	96,715
Chiquita Brands International, Inc.*	39,200	402,192
Darling International, Inc.*	470,000	3,102,000
Diamond Foods, Inc.	3,600	100,440
Farmer Bros Co.	3,800	86,944
Fresh Del Monte Produce, Inc.*	39,000	634,140
Griffin Land & Nurseries, Inc.	3,200	100,096
Hain Celestial Group, Inc.*	28,600	446,446
Imperial Sugar Co.	11,400	138,054
Omega Protein Corp.*	417,900	1,696,674

See Notes to Financial Statements. 59

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Seneca Foods Corp., Class A*	6,300	$210,546
Smart Balance, Inc.*	14,000	95,340
TreeHouse Foods, Inc.*	29,200	840,084
Zapata Corp.*	9,100	61,971

		8,195,576

Household Products (0.1%)
Central Garden & Pet Co., Class A*	59,100	582,135
Oil-Dri Corp. of America	5,100	75,735
WD-40 Co.	4,900	142,100

		799,970

Personal Products (0.5%)
American Oriental Bioengineering, Inc.*	38,200	202,078
Chattem, Inc.*	38,000	2,587,800
Elizabeth Arden, Inc.*	23,400	204,282
Inter Parfums, Inc.	12,800	93,952
Mannatech, Inc.	12,400	40,920
Nutraceutical International Corp.*	10,100	104,939
Prestige Brands Holdings, Inc.*	32,300	198,645
Revlon, Inc., Class A*	10,500	57,120
Schiff Nutrition International, Inc.*	8,600	43,774

		3,533,510

Tobacco (0.1%)
Alliance One International, Inc.*	24,500	93,100
Universal Corp.	22,200	735,042

		828,142

Total Consumer Staples		21,239,044

Energy (8.7%)
Energy Equipment & Services (6.1%)
Allis-Chalmers Energy, Inc.*	54,000	124,740
Atwood Oceanics, Inc.*^	76,200	1,898,142
Basic Energy Services, Inc.*	22,000	150,260
Bolt Technology Corp.*	5,800	65,192
Boots & Coots, Inc.*	2,127,000	2,956,530
Bristow Group, Inc.*^	151,100	4,477,093
Bronco Drilling Co., Inc.*	24,200	103,576
Cal Dive International, Inc.*	33,200	286,516
CARBO Ceramics, Inc.^	10,100	345,420
Complete Production Services, Inc.*	56,100	356,796
Dawson Geophysical Co.*	7,600	226,860
Global Industries Ltd.*	498,980	2,824,227
Gulf Island Fabrication, Inc.	11,200	177,296
GulfMark Offshore, Inc.*	10,400	287,040
Helix Energy Solutions Group, Inc.*^	154,200	1,676,154
Hercules Offshore, Inc.*	76,000	301,720
Hornbeck Offshore Services, Inc.*	181,300	3,878,007
ION Geophysical Corp.*	295,200	758,664
Key Energy Services, Inc.*	118,500	682,560
Lufkin Industries, Inc.	1,700	71,485
Matrix Service Co.*	207,900	2,386,692
Mitcham Industries, Inc.*	310,000	1,608,900
NATCO Group, Inc., Class A*	15,600	513,552
Natural Gas Services Group, Inc.*	10,700	142,310
Newpark Resources, Inc.*	82,600	235,410
Oil States International, Inc.*	110,000	2,663,100
OYO Geospace Corp.*	4,000	102,640
Parker Drilling Co.*	721,400	3,130,876
PHI, Inc.*	4,300	73,702
Pioneer Drilling Co.*	32,800	157,112
Rowan Cos., Inc.	243,500	4,704,420
Superior Well Services, Inc.*	13,800	82,110
T-3 Energy Services, Inc.*	12,200	145,302
TETRA Technologies, Inc.*	33,800	269,048

	Number of Shares	Value (Note 1)
Tidewater, Inc.^	116,500	$4,994,355
Union Drilling, Inc.*	6,995	46,307
Unit Corp.*	91,000	2,508,870
Vantage Drilling Co.*	30,200	52,850

		45,465,834

Oil, Gas & Consumable Fuels (2.6%)
Alon USA Energy, Inc.	6,300	65,205
Approach Resources, Inc.*	8,100	55,890
Arch Coal, Inc.^	115,000	1,767,550
Atlas America, Inc.	17,000	303,790
ATP Oil & Gas Corp.*	22,100	153,816
Berry Petroleum Co., Class A	41,000	762,190
Bill Barrett Corp.*	36,700	1,007,782
BPZ Resources, Inc.*	15,500	75,795
Brigham Exploration Co.*	36,900	128,781
Cheniere Energy, Inc.*	37,700	110,838
Clayton Williams Energy, Inc.*	5,800	109,446
Crosstex Energy, Inc.	39,400	163,904
CVR Energy, Inc.*	20,800	152,464
Delek U.S. Holdings, Inc.	12,800	108,544
Delta Petroleum Corp.*	81,100	156,523
Denbury Resources, Inc.*	115,000	1,693,950
DHT Maritime, Inc.	48,000	250,080
General Maritime Corp.	46,800	462,852
GeoResources, Inc.*	7,200	73,440
GMX Resources, Inc.*	12,000	127,680
Golar LNG Ltd.	11,600	99,180
Goodrich Petroleum Corp.*	23,500	577,865
Gran Tierra Energy, Inc.*	195,200	673,440
Green Plains Renewable Energy, Inc.*	9,500	62,225
Gulfport Energy Corp.*	1,900	13,015
Harvest Natural Resources, Inc.*	31,700	139,797
International Coal Group, Inc.*	87,800	251,108
Knightsbridge Tankers Ltd.	16,500	225,060
Nordic American Tanker Shipping Ltd.	40,300	1,282,346
Oilsands Quest, Inc.*	158,500	152,160
Overseas Shipholding Group, Inc.^	55,500	1,889,220
Parallel Petroleum Corp.*	41,400	80,316
Patriot Coal Corp.*	61,400	391,732
Penn Virginia Corp.	43,400	710,458
Petroleum Development Corp.*	14,400	225,936
PetroQuest Energy, Inc.*	41,600	153,504
Quest Resource Corp.*	600,000	198,000
Rex Energy Corp.*	7,100	40,470
Rosetta Resources, Inc.*	46,800	409,500
Ship Finance International Ltd.	16,500	181,995
Stone Energy Corp.*	33,500	248,570
Swift Energy Co.*	28,000	466,200
Teekay Corp.^	85,800	1,804,374
Toreador Resources Corp.*	1,700	11,390
USEC, Inc.*	107,800	573,496
VAALCO Energy, Inc.*	52,900	223,767
Venoco, Inc.*	12,100	92,807
Warren Resources, Inc.*	27,000	66,150
Western Refining, Inc.*	28,500	201,210
Westmoreland Coal Co.*	7,600	61,560

		19,237,371

Total Energy		64,703,205

Financials (22.9%)
Capital Markets (1.4%)
Allied Capital Corp.	171,400	596,472
American Capital Ltd.	206,500	662,865

See Notes to Financial Statements. 60

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Apollo Investment Corp.	132,607	$795,643
Ares Capital Corp.	91,423	736,869
BGC Partners, Inc., Class A	15,400	58,366
BlackRock Kelso Capital Corp.	12,453	77,582
Calamos Asset Management, Inc., Class A	16,700	235,637
Capital Southwest Corp.	2,800	202,580
Cohen & Steers, Inc.	8,900	133,055
E*TRADE Financial Corp.*	463,100	592,768
Evercore Partners, Inc., Class A	7,200	141,408
FBR Capital Markets Corp.*	13,400	62,980
FCStone Group, Inc.*	27,300	107,835
GAMCO Investors, Inc., Class A	2,800	135,800
Gladstone Capital Corp.	20,200	152,106
Gladstone Investment Corp.	20,500	99,015
Harris & Harris Group, Inc.*	23,200	135,256
Hercules Technology Growth Capital, Inc.	30,906	258,374
JMP Group, Inc.	13,100	100,739
KBW, Inc.*	17,900	514,804
Knight Capital Group, Inc., Class A*	43,800	746,790
Kohlberg Capital Corp.	18,073	114,221
LaBranche & Co., Inc.*	53,700	230,910
MCG Capital Corp.*	72,400	175,932
MF Global Ltd.*	65,400	387,822
MVC Capital, Inc.	22,300	188,658
NGP Capital Resources Co.	20,621	121,045
Oppenheimer Holdings, Inc., Class A	7,600	160,892
PennantPark Investment Corp.	18,617	132,181
Penson Worldwide, Inc.*	7,200	64,440
Piper Jaffray Cos., Inc.*	17,900	781,693
Prospect Capital Corp.	39,030	359,076
Safeguard Scientifics, Inc.*	67,200	88,704
Sanders Morris Harris Group, Inc.	18,100	99,550
SWS Group, Inc.	23,200	324,104
Teton Advisors, Inc.(b)*†	75	145
Thomas Weisel Partners Group, Inc.*	18,300	110,166
TICC Capital Corp.	26,100	115,101
TradeStation Group, Inc.*	24,000	203,040
Triangle Capital Corp.*	7,400	80,808
Virtus Investment Partners, Inc.*	5,700	83,733
Westwood Holdings Group, Inc.	900	37,629

		10,406,794

Commercial Banks (6.4%)
1st Source Corp.	14,400	248,688
Alliance Financial Corp./New York	4,000	113,440
American National Bankshares, Inc.	6,000	115,680
Ameris Bancorp	12,200	77,104
Ames National Corp.	3,600	87,876
Arrow Financial Corp.	3,500	94,500
Auburn National Bancorp., Inc.	2,400	68,400
BancFirst Corp.	7,000	242,060
Banco Latinoamericano de Comercio Exterior S.A., Class E	26,000	323,180
Bancorp Rhode Island, Inc.	3,600	70,956
Bancorp, Inc./Delaware*	11,200	67,200
Bank of Kentucky Financial Corp.	3,100	86,800
Bank of the Ozarks, Inc.	11,800	255,234
Banner Corp.	14,500	55,390
Bar Harbor Bankshares	2,900	89,465
Boston Private Financial Holdings, Inc.	65,300	292,544
Bryn Mawr Bank Corp.	6,000	113,220
Camden National Corp.	7,300	248,419

	Number of Shares	Value (Note 1)
Cape Bancorp, Inc.*	11,600	$100,108
Capital City Bank Group, Inc.	11,300	190,405
Cardinal Financial Corp.	14,700	115,101
Cathay General Bancorp	237,500	2,258,625
Center Bancorp, Inc.*	10,900	88,835
Centerstate Banks, Inc.	8,300	61,586
Central Pacific Financial Corp.	27,500	103,125
Century Bancorp, Inc./Massachusetts, Class A	3,500	64,540
Chemical Financial Corp.^	169,800	3,380,718
Chicopee Bancorp, Inc.*	6,400	83,008
Citizens & Northern Corp.	8,100	166,617
Citizens Holding Co.	3,000	93,600
Citizens Republic Bancorp, Inc.*	120,700	85,697
City Holding Co.	14,700	446,292
CNB Financial Corp./Pennsylvania	4,600	65,182
CoBiz Financial, Inc.	18,200	116,662
Colonial BancGroup, Inc.	192,600	119,412
Columbia Banking System, Inc.	17,400	178,002
Community Bank System, Inc.	30,300	441,168
Community Trust Bancorp, Inc.	14,000	374,500
CVB Financial Corp.	62,900	375,513
Eagle Bancorp, Inc.*	9,900	86,823
East West Bancorp, Inc.	538,300	3,493,566
Enterprise Bancorp, Inc./Massachusetts	5,100	60,180
Enterprise Financial Services Corp.	5,400	49,086
F.N.B. Corp./Pennsylvania	86,100	532,959
Farmers Capital Bank Corp.	5,700	143,469
Financial Institutions, Inc.	9,800	133,868
First Bancorp, Inc./Maine	7,500	146,025
First Bancorp/North Carolina	13,800	216,384
First Bancorp/Puerto Rico	77,300	305,335
First Busey Corp.	24,300	178,605
First California Financial Group, Inc.*	5,900	36,403
First Commonwealth Financial Corp.	79,000	500,860
First Community Bancshares, Inc./Virginia	8,700	111,708
First Financial Bancorp	34,500	259,440
First Financial Bankshares, Inc.	9,200	463,312
First Financial Corp./Indiana	10,400	328,432
First Merchants Corp.	20,900	167,827
First Midwest Bancorp, Inc./Illinois	46,300	338,453
First of Long Island Corp.	4,500	104,130
First South Bancorp, Inc./North Carolina	7,100	82,360
FirstMerit Corp.	78,308	1,329,670
German American Bancorp, Inc.	10,800	155,628
Glacier Bancorp, Inc.	56,667	836,972
Great Southern Bancorp, Inc.	7,600	156,180
Guaranty Bancorp*	46,200	88,242
Hampton Roads Bankshares, Inc.	18,000	148,500
Hancock Holding Co.	19,800	643,302
Harleysville National Corp.	39,500	185,650
Heartland Financial USA, Inc.	11,500	164,220
Heritage Financial Corp./Washington	5,600	64,736
Home Bancorp, Inc.*	8,800	105,072
Home Bancshares, Inc./Arkansas	12,600	239,904
IBERIABANK Corp.	14,800	583,268
Independent Bank Corp./Massachusetts	19,200	378,240
International Bancshares Corp.	48,400	499,004
Investors Bancorp, Inc.*	40,200	368,232
Lakeland Bancorp, Inc.	18,500	166,315

See Notes to Financial Statements. 61

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Lakeland Financial Corp.	11,400	$216,600
MainSource Financial Group, Inc.	18,700	138,754
MB Financial, Inc.	33,100	337,289
Merchants Bancshares, Inc.	4,700	104,293
Metro Bancorp, Inc.*	4,800	92,448
Midsouth Bancorp, Inc.	4,600	77,280
Nara Bancorp, Inc.	13,000	67,340
National Bankshares, Inc./Virginia	6,700	160,800
National Penn Bancshares, Inc.	75,600	348,516
NBT Bancorp, Inc.	32,200	699,062
Northfield Bancorp, Inc./New Jersey	17,700	205,674
Northrim BanCorp, Inc.	6,300	87,696
Norwood Financial Corp.	1,900	59,584
Ohio Valley Banc Corp.	3,900	114,426
Old National Bancorp/Indiana	61,500	603,930
Old Point Financial Corp.	2,100	38,850
Old Second Bancorp, Inc.	13,200	77,880
Oriental Financial Group, Inc.	23,300	226,010
Orrstown Financial Services, Inc.	2,700	100,548
Pacific Capital Bancorp N.A.	43,900	93,946
Pacific Continental Corp.	9,700	117,661
PacWest Bancorp	25,600	336,896
Park National Corp.	10,100	570,448
Peapack Gladstone Financial Corp.	7,600	146,604
Penns Woods Bancorp, Inc.	1,700	49,538
Peoples Bancorp, Inc./Ohio^	79,100	1,348,655
Peoples Financial Corp./Mississippi	3,800	72,200
Pinnacle Financial Partners, Inc.*	23,200	309,024
Porter Bancorp, Inc.	2,800	42,420
Premierwest Bancorp	18,585	63,003
PrivateBancorp, Inc.	11,700	260,208
Prosperity Bancshares, Inc.	44,100	1,315,503
Renasant Corp.	19,200	288,384
Republic Bancorp, Inc./Kentucky, Class A	8,900	201,051
Republic First Bancorp, Inc.*	7,300	56,940
S&T Bancorp, Inc.	22,600	274,816
Sandy Spring Bancorp, Inc.	15,700	230,790
Santander BanCorp*	4,300	29,928
SCBT Financial Corp.	11,300	267,697
Shore Bancshares, Inc.	8,000	143,520
Sierra Bancorp	6,600	83,358
Signature Bank/New York*	6,600	178,992
Simmons First National Corp., Class A	12,600	336,672
Smithtown Bancorp, Inc.	14,200	181,618
South Financial Group, Inc.	69,700	82,943
Southside Bancshares, Inc.	9,860	225,498
Southwest Bancorp, Inc./Oklahoma	13,900	135,664
State Bancorp, Inc./New York	12,800	96,768
StellarOne Corp.	21,700	281,015
Sterling Bancorp/New York	17,300	144,455
Sterling Bancshares, Inc./Texas	75,300	476,649
Sterling Financial Corp./Washington	49,800	144,918
Suffolk Bancorp	3,100	79,484
Sun Bancorp, Inc./New Jersey*	14,175	73,427
Susquehanna Bancshares, Inc.	79,900	390,711
SVB Financial Group*	28,600	778,492
SY Bancorp, Inc.	6,600	159,522
Texas Capital Bancshares, Inc.*	29,100	450,177
Tompkins Financial Corp.	5,500	263,725
Tower Bancorp, Inc.	3,400	119,510
TowneBank/Virginia	19,100	267,400
Trico Bancshares	13,300	206,150
Trustmark Corp.	54,900	1,060,668

	Number of Shares	Value (Note 1)
UCBH Holdings, Inc.	105,600	$133,056
UMB Financial Corp.	30,800	1,170,708
Umpqua Holdings Corp.	54,700	424,472
Union Bankshares Corp./Virginia	12,200	182,634
United Bankshares, Inc.	35,200	687,808
United Community Banks, Inc./Georgia*	39,500	236,608
United Security Bancshares, Inc./Alabama	5,900	129,210
Univest Corp. of Pennsylvania	11,500	232,990
Washington Banking Co.	9,400	88,548
Washington Trust Bancorp, Inc.	12,300	219,309
Webster Financial Corp.	50,800	408,940
WesBanco, Inc.	21,400	311,156
West Bancorp, Inc.	15,500	77,500
Westamerica Bancorporation	12,200	605,242
Western Alliance Bancorp*	44,200	302,328
Wilber Corp.	5,900	65,490
Wilshire Bancorp, Inc.	18,600	106,950
Wintrust Financial Corp.	22,500	361,800
Yadkin Valley Financial Corp.	13,200	91,212

		47,441,201

Consumer Finance (1.1%)
Advance America Cash Advance Centers, Inc.	5,300	23,479
Cash America International, Inc.	28,300	661,937
CompuCredit Corp.*	15,700	36,110
Credit Acceptance Corp.*	100	2,185
Dollar Financial Corp.*	3,600	49,644
EZCORP, Inc., Class A*	385,000	4,150,300
First Cash Financial Services, Inc.*	150,000	2,628,000
First Marblehead Corp.*	60,600	122,412
Nelnet, Inc., Class A*	13,100	178,029
Rewards Network, Inc.*	13,000	49,140
World Acceptance Corp.*	15,700	312,587

		8,213,823

Diversified Financial Services (0.3%)
Ampal American Israel, Class A*	15,800	38,552
Asset Acceptance Capital Corp.*	9,100	69,979
Compass Diversified Holdings	22,800	184,452
Encore Capital Group, Inc.*	13,300	176,225
Fifth Street Finance Corp.	19,405	194,826
Financial Federal Corp.	15,900	326,745
Medallion Financial Corp.	13,500	103,275
NewStar Financial, Inc.*	16,200	30,942
PHH Corp.*	50,300	914,454
PICO Holdings, Inc.*	11,100	318,570
Primus Guaranty Ltd.*	3,900	9,204
Resource America, Inc., Class A	9,700	52,186

		2,419,410

Insurance (7.3%)
Ambac Financial Group, Inc.	273,800	251,896
American Equity Investment Life Holding Co.	52,000	290,160
American National Insurance Co.^	30,400	2,297,632
American Physicians Capital, Inc.	7,000	274,120
American Physicians Service Group, Inc.	6,200	140,678
American Safety Insurance Holdings Ltd.*	6,800	92,548
Amerisafe, Inc.*	18,000	280,080
Amtrust Financial Services, Inc.	19,000	216,600
Argo Group International Holdings Ltd.*	29,500	832,490

See Notes to Financial Statements. 62

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Arthur J. Gallagher & Co.	87,000	$1,856,580
Aspen Insurance Holdings Ltd.	200,000	4,468,000
Assured Guaranty Ltd.	51,922	642,794
Baldwin & Lyons, Inc., Class B	8,200	161,540
Citizens, Inc./Texas*	8,300	50,464
CNA Surety Corp.*	16,000	215,840
Conseco, Inc.*	177,800	421,386
Crawford & Co., Class B*	4,700	22,560
Delphi Financial Group, Inc., Class A	40,200	781,086
Donegal Group, Inc., Class A	10,800	164,268
Eastern Insurance Holdings, Inc.	7,800	73,398
EMC Insurance Group, Inc.	5,300	110,293
Employers Holdings, Inc.	44,800	607,040
Enstar Group, Ltd.*	6,400	376,640
Erie Indemnity Co., Class A	61,900	2,213,544
FBL Financial Group, Inc., Class A	7,600	62,776
First Acceptance Corp.*	15,900	33,867
First Mercury Financial Corp.	7,400	101,898
Flagstone Reinsurance Holdings Ltd.	37,600	387,280
FPIC Insurance Group, Inc.*	7,200	220,464
Greenlight Capital Reinsurance Ltd., Class A*	26,800	463,908
Hallmark Financial Services*	5,800	41,470
Harleysville Group, Inc.	12,700	358,394
Hilltop Holdings, Inc.*	38,100	452,247
Horace Mann Educators Corp.	38,800	386,836
Independence Holding Co.	7,300	46,428
Infinity Property & Casualty Corp.	13,300	484,918
IPC Holdings Ltd.	229,200	6,266,327
Kansas City Life Insurance Co.	4,400	118,404
Maiden Holdings Ltd.	46,800	307,008
Max Capital Group Ltd.	44,200	815,932
Meadowbrook Insurance Group, Inc.	51,200	334,336
Mercer Insurance Group, Inc.	5,500	87,450
Montpelier Reinsurance Holdings Ltd.	352,500	4,684,725
National Financial Partners Corp.	35,400	259,128
National Interstate Corp.	6,000	91,080
National Western Life Insurance Co., Class A	2,073	242,023
Navigators Group, Inc.*	12,300	546,489
NYMAGIC, Inc.	4,300	59,684
Old Republic International Corp.	498,000	4,905,300
Phoenix Cos., Inc.*	109,500	182,865
Platinum Underwriters Holdings Ltd.	49,100	1,403,769
PMA Capital Corp., Class A*	28,800	131,040
Presidential Life Corp.	20,100	152,157
ProAssurance Corp.*	31,600	1,460,236
Protective Life Corp.^	312,800	3,578,432
RLI Corp.	65,500	2,934,400
Safety Insurance Group, Inc.	11,200	342,272
SeaBright Insurance Holdings, Inc.*	20,200	204,626
Selective Insurance Group, Inc.	49,800	635,946
StanCorp Financial Group, Inc.	80,000	2,294,400
State Auto Financial Corp.	13,500	236,250
Stewart Information Services Corp.	16,300	232,275
Syncora Holdings Ltd.*^	394,800	106,596
Tower Group, Inc.	4,493	111,337
United America Indemnity Ltd., Class A*	31,751	152,087
United Fire & Casualty Co.	21,100	361,865
Zenith National Insurance Corp.	85,300	1,854,422

		54,974,984

Real Estate Investment Trusts (REITs) (4.5%)
Acadia Realty Trust (REIT)	29,300	382,365

	Number of Shares	Value (Note 1)
Agree Realty Corp. (REIT)	7,500	$137,475
Alexander’s, Inc. (REIT)	700	188,720
American Campus Communities, Inc. (REIT)	49,900	1,106,782
American Capital Agency Corp. (REIT)	9,500	218,215
Anthracite Capital, Inc. (REIT)	56,800	35,216
Anworth Mortgage Asset Corp. (REIT)	92,400	666,204
Ashford Hospitality Trust, Inc. (REIT)	65,100	182,931
Associated Estates Realty Corp. (REIT)	13,100	78,076
BioMed Realty Trust, Inc. (REIT)	90,300	923,769
CapLease, Inc. (REIT)	41,900	115,644
Capstead Mortgage Corp. (REIT)	58,900	748,619
Care Investment Trust, Inc. (REIT)	12,300	63,960
CBL & Associates Properties, Inc. (REIT)	68,500	369,215
Cedar Shopping Centers, Inc. (REIT)	36,500	164,980
Cogdell Spencer, Inc. (REIT)	27,300	117,117
Colonial Properties Trust (REIT)	45,200	334,480
Cousins Properties, Inc. (REIT)	37,372	317,662
DCT Industrial Trust, Inc. (REIT)	168,700	688,296
Developers Diversified Realty Corp. (REIT)	131,800	643,184
DiamondRock Hospitality Co. (REIT)	101,600	636,016
DuPont Fabros Technology, Inc. (REIT)	12,200	114,924
Dynex Capital, Inc. (REIT)	11,200	91,840
EastGroup Properties, Inc. (REIT)	9,500	313,690
Education Realty Trust, Inc. (REIT) .	26,500	113,685
Entertainment Properties Trust (REIT)	33,500	690,100
Equity Lifestyle Properties, Inc. (REIT)	6,900	256,542
Equity One, Inc. (REIT)	33,100	438,906
Extra Space Storage, Inc. (REIT)	78,400	654,640
FelCor Lodging Trust, Inc. (REIT)	60,600	149,076
First Industrial Realty Trust, Inc. (REIT)	42,400	184,440
First Potomac Realty Trust (REIT)	26,100	254,475
Franklin Street Properties Corp. (REIT)	54,900	727,425
Getty Realty Corp. (REIT)	10,200	192,474
Gladstone Commercial Corp. (REIT)	8,400	108,864
Glimcher Realty Trust (REIT)	36,500	105,850
Gramercy Capital Corp./New York (REIT)*	41,100	66,171
Hatteras Financial Corp. (REIT)	34,600	989,214
Healthcare Realty Trust, Inc. (REIT)	54,800	922,284
Hersha Hospitality Trust (REIT)	46,100	114,328
Highwoods Properties, Inc. (REIT)	67,700	1,514,449
Home Properties, Inc. (REIT)	31,500	1,074,150
Inland Real Estate Corp. (REIT)	67,400	471,800
Investors Real Estate Trust (REIT)	52,500	466,725
iStar Financial, Inc. (REIT)	96,200	273,208
Kilroy Realty Corp. (REIT)	34,600	710,684
Kite Realty Group Trust (REIT)	35,400	103,368
LaSalle Hotel Properties (REIT)	49,100	605,894
Lexington Realty Trust (REIT)	75,838	257,849
LTC Properties, Inc. (REIT)	19,300	394,685
Medical Properties Trust, Inc. (REIT)	72,800	441,896
MFA Financial, Inc. (REIT)	212,800	1,472,576

See Notes to Financial Statements. 63

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Mid-America Apartment Communities, Inc. (REIT)	13,600	$499,256
Mission West Properties, Inc. (REIT)	18,900	129,087
Monmouth Real Estate Investment Corp. (REIT), Class A	17,500	102,550
National Health Investors, Inc. (REIT)	23,600	630,356
National Retail Properties, Inc. (REIT)	76,400	1,325,540
NorthStar Realty Finance Corp. (REIT)	53,200	150,556
Omega Healthcare Investors, Inc. (REIT)	64,200	996,384
Parkway Properties, Inc./Maryland (REIT)	20,300	263,900
Pennsylvania Real Estate Investment Trust (REIT)	33,700	168,500
Post Properties, Inc. (REIT)	40,500	544,320
Potlatch Corp. (REIT)	18,200	442,078
PS Business Parks, Inc. (REIT)	10,100	489,244
RAIT Financial Trust (REIT)	59,500	81,515
Ramco-Gershenson Properties Trust (REIT)	15,300	153,153
Redwood Trust, Inc. (REIT)	64,600	953,496
Resource Capital Corp. (REIT)	20,700	66,240
Saul Centers, Inc. (REIT)	3,300	97,581
Sovran Self Storage, Inc. (REIT)	20,100	494,460
Strategic Hotels & Resorts, Inc. (REIT)	71,700	79,587
Sun Communities, Inc. (REIT)	16,000	220,480
Sunstone Hotel Investors, Inc. (REIT)	68,600	367,010
Tanger Factory Outlet Centers (REIT)	16,700	541,581
UMH Properties, Inc. (REIT)	6,800	54,196
Universal Health Realty Income Trust (REIT)	5,000	157,600
Urstadt Biddle Properties, Inc. (REIT), Class A	19,800	278,784
U-Store-It Trust (REIT)	47,400	232,260
Walter Investment Management Corp. (REIT)*	17,300	229,744
Washington Real Estate Investment Trust (REIT)	49,500	1,107,315
Winthrop Realty Trust (REIT)	10,700	95,551

		33,347,462

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	5,900	107,203
China Housing & Land Development, Inc.*	25,300	145,728
Consolidated-Tomoka Land Co.	5,300	185,924
Forestar Group, Inc.*	34,500	409,860

		848,715

Thrifts & Mortgage Finance (1.8%)
Abington Bancorp, Inc.	20,200	160,792
Astoria Financial Corp.	81,900	702,702
Bank Mutual Corp.	44,600	388,912
BankFinancial Corp.	18,200	161,252
Beneficial Mutual Bancorp, Inc.*	30,400	291,840
Berkshire Hills Bancorp, Inc.	12,300	255,594
Brookline Bancorp, Inc.	43,000	400,760
Brooklyn Federal Bancorp, Inc.	3,300	37,125
Clifton Savings Bancorp, Inc.	9,400	101,144
Corus Bankshares, Inc.*^	262,061	72,067
Danvers Bancorp, Inc.	16,900	227,305

	Number of Shares	Value (Note 1)
Dime Community Bancshares, Inc.	22,400	$204,064
Doral Financial Corp.*	5,100	12,750
ESB Financial Corp.	9,000	118,080
ESSA Bancorp, Inc.	14,500	198,215
First Defiance Financial Corp.	8,000	104,000
First Financial Holdings, Inc.	11,200	105,280
First Financial Northwest, Inc.	18,700	146,234
First Financial Service Corp.	4,000	69,640
Flagstar Bancorp, Inc.*	59,200	40,256
Flushing Financial Corp.	20,000	187,000
Fox Chase Bancorp, Inc.*	5,400	51,786
Home Federal Bancorp, Inc./Idaho	16,200	165,078
Kearny Financial Corp.	16,300	186,472
K-Fed Bancorp	4,200	38,556
Legacy Bancorp., Inc./Massachusetts	7,300	81,030
Meridian Interstate Bancorp, Inc.*	9,600	71,520
MGIC Investment Corp.	120,100	528,440
NASB Financial, Inc.	3,300	94,380
NewAlliance Bancshares, Inc.	101,800	1,170,700
Northeast Community Bancorp, Inc.*	6,000	48,660
Northwest Bancorp, Inc.	16,300	307,418
OceanFirst Financial Corp.	8,500	101,745
Ocwen Financial Corp.*	34,000	440,980
Oritani Financial Corp.*	2,000	27,420
PMI Group, Inc.	78,200	154,836
Provident Financial Services, Inc.	54,700	497,770
Provident New York Bancorp	32,000	259,840
Radian Group, Inc.	77,000	209,440
Rockville Financial, Inc.	7,900	86,505
Roma Financial Corp.	4,900	62,426
Tree.com, Inc.*	6,500	62,400
TrustCo Bank Corp. NY/New York^	647,000	3,823,770
United Financial Bancorp, Inc.	12,500	172,750
Waterstone Financial, Inc.*	6,800	20,196
Westfield Financial, Inc.	29,300	265,458
WSFS Financial Corp.	5,900	161,129

		13,075,717

Total Financials		170,728,106

Health Care (5.6%)
Biotechnology (0.2%)
ArQule, Inc.*	18,800	115,432
Celera Corp.*	62,600	477,638
Facet Biotech Corp.*	19,600	182,084
Geron Corp.*	43,000	329,810
Infinity Pharmaceuticals, Inc.*	9,900	57,816
Lexicon Pharmaceuticals, Inc.*	51,400	63,736
Martek Biosciences Corp.*	26,100	552,015
Maxygen, Inc.*	4,400	29,568
Nabi Biopharmaceuticals*	14,700	35,574

		1,843,673

Health Care Equipment & Supplies (1.5%)
Analogic Corp.	4,400	162,580
AngioDynamics, Inc.*	17,000	225,590
Aspect Medical Systems, Inc.*	15,600	92,196
Cantel Medical Corp.*	3,600	58,428
Cardiac Science Corp.*	18,000	72,360
CONMED Corp.*	27,900	433,008
Cutera, Inc.*	9,500	81,890
Cynosure, Inc., Class A*	9,800	74,970
ev3, Inc.*	67,900	727,888
Greatbatch, Inc.*	6,400	144,704
Home Diagnostics, Inc.*	8,400	51,576
I-Flow Corp.*	12,400	86,056

See Notes to Financial Statements. 64

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Invacare Corp.	15,800	$278,870
Medical Action Industries, Inc.*	3,100	35,495
Natus Medical, Inc.*	7,200	83,088
Palomar Medical Technologies, Inc.*	4,900	71,834
RTI Biologics, Inc.*	33,900	145,431
STERIS Corp.^	86,000	2,242,880
Symmetry Medical, Inc.*	23,900	222,748
Teleflex, Inc.	67,400	3,021,542
TomoTherapy, Inc.*	24,400	67,100
Volcano Corp.*	11,400	159,372
West Pharmaceutical Services, Inc.^	70,000	2,439,500
Zoll Medical Corp.*	2,700	52,218

		11,031,324

Health Care Providers & Services (2.4%)
Alliance HealthCare Services, Inc.*	2,800	20,524
Allied Healthcare International, Inc.*	37,500	81,375
Allion Healthcare, Inc.*	18,600	110,670
Amedisys, Inc.*	1,600	52,832
America Service Group, Inc.*‡	500,000	8,035,000
American Dental Partners, Inc.*	8,300	75,281
Amsurg Corp.*	29,700	636,768
Assisted Living Concepts, Inc., Class A*	9,860	143,463
Capital Senior Living Corp.*	19,900	90,545
Centene Corp.*	19,000	379,620
Cross Country Healthcare, Inc.*	24,000	164,880
Gentiva Health Services, Inc.*	17,000	279,820
Hanger Orthopedic Group, Inc.*	19,800	269,082
Healthspring, Inc.*	45,400	493,044
Healthways, Inc.*	30,700	412,915
inVentiv Health, Inc.*	21,500	290,895
Kindred Healthcare, Inc.*	37,500	463,875
Landauer, Inc.	3,400	208,556
Magellan Health Services, Inc.*	33,700	1,106,034
MedCath Corp.*	15,300	179,928
Molina Healthcare, Inc.*	13,100	313,352
National Healthcare Corp.	4,400	166,936
Nighthawk Radiology Holdings, Inc.*	20,500	75,850
Odyssey HealthCare, Inc.*	16,100	165,508
Owens & Minor, Inc.	8,000	350,560
Psychiatric Solutions, Inc.*	17,400	395,676
RehabCare Group, Inc.*	3,800	90,934
Res-Care, Inc.*	22,900	327,470
Skilled Healthcare Group, Inc., Class A*	16,800	126,000
Sun Healthcare Group, Inc.*	42,000	354,480
Sunrise Senior Living, Inc.*	44,600	73,590
Triple-S Management Corp., Class B*	18,800	293,092
U.S. Physical Therapy, Inc.*	6,200	91,450
Universal American Corp.*	26,200	228,464
WellCare Health Plans, Inc.*	40,400	746,996

		17,295,465

Health Care Technology (0.0%)
MedQuist, Inc.	9,400	57,152
Omnicell, Inc.*	4,600	49,450
Vital Images, Inc.*	6,200	70,370

		176,972

Life Sciences Tools & Services (1.2%)
Affymetrix, Inc.*	9,600	56,928
Albany Molecular Research, Inc.*	22,700	190,453
Cambrex Corp.*	2,900	11,948
Enzo Biochem, Inc.*	7,700	34,111
Kendle International, Inc.*	11,400	139,536
Mettler-Toledo International, Inc.*^	46,000	3,548,900

	Number of Shares	Value (Note 1)
Pharmaceutical Product Development, Inc.	176,900	$4,107,618
Varian, Inc.*	21,200	835,916

		8,925,410

Pharmaceuticals (0.3%)
Adolor Corp.*	22,300	39,248
Hi-Tech Pharmacal Co., Inc.*	6,400	56,960
KV Pharmaceutical Co., Class A*	18,000	57,780
Medicines Co.*	15,200	127,528
Medicis Pharmaceutical Corp., Class A	48,700	794,784
Noven Pharmaceuticals, Inc.*	21,700	310,310
Par Pharmaceutical Cos., Inc.*	31,400	475,710
SuperGen, Inc.*	22,000	44,220
ViroPharma, Inc.*	59,600	353,428

		2,259,968

Total Health Care		41,532,812

Industrials (23.1%)
Aerospace & Defense (0.9%)
AAR Corp.*	34,000	545,700
Argon ST, Inc.*	1,700	34,969
Ascent Solar Technologies, Inc.*	12,600	98,532
Ceradyne, Inc.*	24,100	425,606
Curtiss-Wright Corp.	43,200	1,284,336
Ducommun, Inc.	10,100	189,779
DynCorp International, Inc., Class A*	22,000	369,380
Esterline Technologies Corp.*	19,200	519,744
Herley Industries, Inc.*	13,300	145,901
Ladish Co., Inc.*	15,200	197,144
LMI Aerospace, Inc.*	3,300	33,396
Moog, Inc., Class A*	40,700	1,050,467
Teledyne Technologies, Inc.*	23,200	759,800
Todd Shipyards Corp.	5,700	94,905
Triumph Group, Inc.	16,000	640,000

		6,389,659

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	22,100	51,272
Atlas Air Worldwide Holdings, Inc.*	16,500	382,635
Dynamex, Inc.*	4,400	67,716
Forward Air Corp.	14,500	309,140
Hub Group, Inc., Class A*	18,600	383,904
Pacer International, Inc.	20,400	45,492

		1,240,159

Airlines (0.7%)
Alaska Air Group, Inc.*	34,100	622,666
JetBlue Airways Corp.*	220,356	940,920
Republic Airways Holdings, Inc.*	25,200	164,556
SkyWest, Inc.	299,400	3,053,880
U.S. Airways Group, Inc.*	119,400	290,142
UAL Corp.*	9,000	28,710

		5,100,874

Building Products (3.2%)
American Woodmark Corp.	142,300	3,408,085
Ameron International Corp.	8,800	589,952
Apogee Enterprises, Inc.^	518,600	6,378,780
Builders FirstSource, Inc.*	3,100	12,896
Gibraltar Industries, Inc.	395,700	2,718,459
Griffon Corp.*	41,800	347,776
Insteel Industries, Inc.	15,200	125,248
NCI Building Systems, Inc.*	18,900	49,896
Quanex Building Products Corp.	12,600	141,372
Simpson Manufacturing Co., Inc.	152,900	3,305,698
Trex Co., Inc.*	1,900	25,403

See Notes to Financial Statements. 65

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Forest Products, Inc.	208,399	$6,895,923

		23,999,488

Commercial Services & Supplies (3.1%)
ABM Industries, Inc.^	244,800	4,423,536
ACCO Brands Corp.*	52,300	147,486
American Reprographics Co.*	4,400	36,608
Amrep Corp.*	1,600	17,648
ATC Technology Corp.*	5,100	73,950
Bowne & Co., Inc.	24,306	158,232
Comfort Systems USA, Inc.	38,200	391,550
Consolidated Graphics, Inc.*	9,500	165,490
Copart, Inc.*	60,000	2,080,200
Cornell Cos., Inc.*	10,600	171,826
Courier Corp.	9,400	143,444
Deluxe Corp.	23,400	299,754
EnergySolutions, Inc.	65,800	605,360
Ennis, Inc.	23,900	297,794
Fuel Tech, Inc.*	3,900	37,830
G&K Services, Inc., Class A	17,100	361,665
GEO Group, Inc.*	9,800	182,084
GeoEye, Inc.*	1,100	25,916
HNI Corp.	11,848	213,975
ICT Group, Inc.*	2,700	23,571
Kimball International, Inc., Class B	30,500	190,320
M&F Worldwide Corp.*	10,600	212,000
McGrath RentCorp.	19,700	375,482
Metalico, Inc.*	26,600	123,956
Mine Safety Appliances Co.^	129,900	3,130,590
Mobile Mini, Inc.*	282,700	4,147,209
Multi-Color Corp.	1,700	20,842
Schawk, Inc.	14,500	108,895
Standard Parking Corp.*	6,000	97,740
Standard Register Co.	10,000	32,600
Steelcase, Inc., Class A	68,800	400,416
Team, Inc.*	224,000	3,510,080
United Stationers, Inc.*	22,700	791,776
Viad Corp.	17,000	292,740
Waste Services, Inc.*	13,500	69,930

		23,362,495

Construction & Engineering (1.7%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	138,000	1,711,200
Dycom Industries, Inc.*	36,600	405,162
EMCOR Group, Inc.*	136,200	2,740,344
Furmanite Corp.*	194,300	866,578
Granite Construction, Inc.	28,400	945,152
Great Lakes Dredge & Dock Corp.	3,300	15,774
Insituform Technologies, Inc., Class A*	37,200	631,284
Integrated Electrical Services, Inc.*	6,000	46,860
Layne Christensen Co.*	18,700	382,415
MasTec, Inc.*	14,200	166,424
Northwest Pipe Co.*	8,700	302,412
Orion Marine Group, Inc.*	200,000	3,800,000
Pike Electric Corp.*	11,000	132,550
Sterling Construction Co., Inc.*	11,800	180,068
Tutor Perini Corp.*	24,800	430,528

		12,756,751

Electrical Equipment (2.5%)
A. O. Smith Corp.^	54,300	1,768,551
Acuity Brands, Inc.	9,200	258,060
Baldor Electric Co.	35,900	854,061
Belden, Inc.	44,600	744,820
Brady Corp., Class A^	195,200	4,903,424

	Number of Shares	Value (Note 1)
Chase Corp.	5,400	$64,260
China BAK Battery, Inc.*	37,000	109,150
Encore Wire Corp.	17,400	371,490
Energy Conversion Devices, Inc.*	7,000	99,050
EnerSys*	38,600	702,134
Evergreen Solar, Inc.*	85,300	185,101
Franklin Electric Co., Inc.	107,100	2,776,032
FuelCell Energy, Inc.*	12,200	50,996
Fushi Copperweld, Inc.*	15,500	128,185
GrafTech International Ltd.*	70,500	797,355
II-VI, Inc.*	7,800	172,926
LSI Industries, Inc.	17,900	97,555
Orion Energy Systems, Inc.*	17,600	66,000
Polypore International, Inc.*	15,100	167,912
Powell Industries, Inc.*	29,000	1,075,030
Power-One, Inc.*	67,800	101,022
PowerSecure International, Inc.*	12,500	53,250
Preformed Line Products Co.	300	13,218
Regal-Beloit Corp.	34,200	1,358,424
Roper Industries, Inc.	35,000	1,585,850
Valence Technology, Inc.*	6,300	11,277
Vicor Corp.	11,700	84,474
Woodward Governor Co.	11,900	235,620

		18,835,227

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.^	140,000	3,365,600
Otter Tail Corp.	32,800	716,352
Seaboard Corp.	300	336,600
Standex International Corp.	12,000	139,200
Tredegar Corp.	28,400	378,288
United Capital Corp.*	1,800	32,976

		4,969,016

Machinery (5.5%)
Actuant Corp., Class A	29,300	357,460
Alamo Group, Inc.	6,000	60,600
Albany International Corp., Class A	28,300	322,054
Altra Holdings, Inc.*	22,400	167,776
American Railcar Industries, Inc.	9,300	76,818
Ampco-Pittsburgh Corp.	4,200	98,490
Astec Industries, Inc.*^	53,800	1,597,322
Barnes Group, Inc.	44,700	531,483
Blount International, Inc.*	25,000	215,250
Briggs & Stratton Corp.^	181,100	2,415,874
Cascade Corp.	8,700	136,851
Chart Industries, Inc.*	3,300	59,994
CIRCOR International, Inc.	67,600	1,596,036
CLARCOR, Inc.	30,600	893,214
CNH Global N.V.*^	30,000	421,200
Colfax Corp.*	16,600	128,152
Columbus McKinnon Corp.*	16,200	204,930
Eastern Co.	5,900	97,350
EnPro Industries, Inc.*	19,200	345,792
Federal Signal Corp.	43,400	332,010
FreightCar America, Inc.	10,100	169,781
Gardner Denver, Inc.*	100,000	2,517,000
Gorman-Rupp Co.	5,200	104,884
Graco, Inc.^	151,700	3,340,434
Graham Corp.	3,600	47,880
Greenbrier Cos., Inc.	15,900	114,321
Hurco Cos., Inc.*	6,300	98,469
John Bean Technologies Corp.	26,500	331,780
Kadant, Inc.*	12,400	139,996
Kaydon Corp.	31,800	1,035,408
Kennametal, Inc.	140,000	2,685,200

See Notes to Financial Statements. 66

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
K-Tron International, Inc.*	600	$47,808
L.B. Foster Co., Class A*	9,800	294,686
Lincoln Electric Holdings, Inc.^	70,700	2,548,028
Miller Industries, Inc./TN*	10,000	88,000
Mueller Industries, Inc.	230,600	4,796,479
Mueller Water Products, Inc., Class A	109,500	409,530
NACCO Industries, Inc., Class A	5,700	163,704
Nordson Corp.^	108,300	4,186,878
Robbins & Myers, Inc.	23,600	454,300
Sauer-Danfoss, Inc.	10,000	61,300
Sun Hydraulics Corp.	7,200	116,424
Tecumseh Products Co., Class A*	15,700	152,447
Timken Co.	43,100	736,148
Titan International, Inc.	34,000	253,980
Trimas Corp.*	11,045	37,222
Trinity Industries, Inc.^	205,000	2,792,100
Twin Disc, Inc.	7,600	51,756
Wabash National Corp.^	440,000	308,000
Watts Water Technologies, Inc., Class A	141,800	3,054,372

		41,196,971

Marine (0.7%)
American Commercial Lines, Inc.*	8,800	136,224
Eagle Bulk Shipping, Inc.	45,500	213,395
Genco Shipping & Trading Ltd.	24,700	536,484
Horizon Lines, Inc., Class A	29,700	114,642
International Shipholding Corp.	5,500	148,280
Kirby Corp.*	115,000	3,655,850
TBS International Ltd., Class A*	13,200	103,092
Ultrapetrol Bahamas Ltd.*	22,000	97,460

		5,005,427

Professional Services (0.5%)
Barrett Business Services, Inc.	7,600	79,800
CDI Corp.	11,000	122,650
COMSYS IT Partners, Inc.*	14,100	82,485
CRA International, Inc.*	1,700	47,192
First Advantage Corp., Class A*	9,900	150,579
Heidrick & Struggles International, Inc.	16,400	299,300
Kelly Services, Inc., Class A	21,600	236,520
Kforce, Inc.*	24,400	201,788
Korn/Ferry International*	39,600	421,344
MPS Group, Inc.*	86,600	661,624
On Assignment, Inc.*	34,000	132,940
School Specialty, Inc.*	11,800	238,478
Spherion Corp.*	50,200	206,824
TrueBlue, Inc.*	38,200	320,880
Volt Information Sciences, Inc.*	12,300	77,121
Watson Wyatt Worldwide, Inc., Class A	7,400	277,722

		3,557,247

Road & Rail (2.8%)
Amerco, Inc.*	8,900	330,635
Arkansas Best Corp.	24,200	637,670
Avis Budget Group, Inc.*	41,300	233,345
Celadon Group, Inc.*	4,300	36,077
Dollar Thrifty Automotive Group, Inc.*	20,300	283,185
Genesee & Wyoming, Inc., Class A*	255,000	6,760,050
Heartland Express, Inc.	18,700	275,264
Kansas City Southern*^	44,000	708,840
Knight Transportation, Inc.	11,600	191,980
Old Dominion Freight Line, Inc.*	22,300	748,611
Patriot Transportation Holding, Inc.*	500	36,465

	Number of Shares	Value (Note 1)
Saia, Inc.*	312,900	$5,635,329
Universal Truckload Services, Inc.	4,600	71,990
Vitran Corp., Inc.*	377,050	3,732,795
Werner Enterprises, Inc.	39,500	715,740
YRC Worldwide, Inc.*	54,600	94,458

		20,492,434

Trading Companies & Distributors (0.6%)
Aceto Corp.	22,000	146,740
Aircastle Ltd.	42,000	308,700
Applied Industrial Technologies, Inc.^	110,500	2,176,850
Beacon Roofing Supply, Inc.*	7,600	109,896
DXP Enterprises, Inc.*	7,600	87,172
H&E Equipment Services, Inc.*	26,500	247,775
Houston Wire & Cable Co.	9,700	115,527
Interline Brands, Inc.*	30,200	413,136
Kaman Corp.	3,600	60,120
Lawson Products, Inc.	4,100	58,261
Rush Enterprises, Inc., Class A*	23,900	278,435
TAL International Group, Inc.	14,000	152,600
Textainer Group Holdings Ltd.	9,100	104,559
United Rentals, Inc.*	57,900	375,771
Watsco, Inc.	1,900	92,967
Willis Lease Finance Corp.*	4,800	62,976

		4,791,485

Transportation Infrastructure (0.0%)
CAI International, Inc.*	9,900	50,490

Total Industrials		171,747,723

Information Technology (7.0%)
Communications Equipment (1.1%)
3Com Corp.*	67,600	318,396
ADC Telecommunications, Inc.*	74,500	593,020
ADTRAN, Inc.	11,900	255,493
Airvana, Inc.*	10,700	68,159
Anaren, Inc.*	1,800	31,824
Arris Group, Inc.*	29,300	356,288
Avocent Corp.*	36,900	515,124
Bel Fuse, Inc., Class B	10,600	170,024
Black Box Corp.	16,000	535,520
Cogo Group, Inc.*	24,600	146,862
Communications Systems, Inc.	6,200	60,760
Digi International, Inc.*	15,500	151,125
EMS Technologies, Inc.*	2,800	58,520
Emulex Corp.*	6,322	61,829
Extreme Networks, Inc.*	81,200	162,400
Globecomm Systems, Inc.*	20,400	146,676
Harmonic, Inc.*	21,900	128,991
Harris Stratex Networks, Inc., Class A*	55,100	357,048
NETGEAR, Inc.*	24,500	353,045
Network Equipment Technologies, Inc.*	14,700	62,622
Oplink Communications, Inc.*	5,600	63,840
Opnext, Inc.*	23,600	50,504
Palm, Inc.*	14,700	243,579
PC-Tel, Inc.*	16,200	86,670
Plantronics, Inc.	5,793	109,546
Polycom, Inc.*	48,400	981,068
Powerwave Technologies, Inc.*	128,400	206,724
SeaChange International, Inc.*	15,100	121,253
Sonus Networks, Inc.*	198,600	319,746
Sycamore Networks, Inc.*	184,600	577,798
Symmetricom, Inc.*	38,800	223,876

See Notes to Financial Statements. 67

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Tekelec*	42,500	$715,275
UTStarcom, Inc.*	97,100	158,273

		8,391,878

Computers & Peripherals (0.4%)
ActivIdentity Corp.*	30,700	77,671
Adaptec, Inc.*	112,500	298,125
Avid Technology, Inc.*	21,800	292,338
Cray, Inc.*	9,700	76,436
Diebold, Inc.^	35,000	922,600
Electronics for Imaging, Inc.*	45,000	479,700
Imation Corp.	28,500	216,885
Intevac, Inc.*	20,900	182,039
Rimage Corp.*	8,700	144,507
Silicon Graphics International Corp.*	25,300	114,862
Super Micro Computer, Inc.*	4,500	34,470

		2,839,633

Electronic Equipment, Instruments & Components (2.2%)
Agilysys, Inc.	13,100	61,308
Anixter International, Inc.*	24,200	909,678
Benchmark Electronics, Inc.*^	435,400	6,269,760
Checkpoint Systems, Inc.*	28,400	445,596
China Security & Surveillance Technology, Inc.*	6,500	49,010
Cognex Corp.	31,200	440,856
Coherent, Inc.*	21,400	442,552
CPI International, Inc.*	8,400	72,996
CTS Corp.	32,300	211,565
DDi Corp.*	12,400	56,172
Echelon Corp.*	9,400	79,712
Electro Rent Corp.	19,900	188,851
Electro Scientific Industries, Inc.*	25,000	279,500
ICx Technologies, Inc.*	5,700	34,200
Insight Enterprises, Inc.*	38,400	370,944
L-1 Identity Solutions, Inc.*	15,900	123,066
Littelfuse, Inc.*	20,900	417,164
Measurement Specialties, Inc.*	14,000	98,700
Mercury Computer Systems, Inc.*	21,100	195,175
Methode Electronics, Inc.	31,000	217,620
MTS Systems Corp.	14,400	297,360
Newport Corp.*	34,400	199,176
OSI Systems, Inc.*	3,200	66,720
Park Electrochemical Corp.	7,400	159,322
PC Connection, Inc.*	9,300	48,825
PC Mall, Inc.*	7,700	52,052
Plexus Corp.*	25,200	515,592
Rofin-Sinar Technologies, Inc.*	118,000	2,361,180
Rogers Corp.*	11,800	238,714
Scansource, Inc.*	24,000	588,480
SMART Modular Technologies (WWH), Inc.*	42,100	95,567
Spectrum Control, Inc.*	12,400	109,120
SYNNEX Corp.*	15,800	394,842
Technitrol, Inc.	37,000	239,390
TTM Technologies, Inc.*	41,500	330,340
X-Rite, Inc.*	26,700	40,050
Zygo Corp.*	14,300	66,638

		16,767,793

Internet Software & Services (0.5%)
Digital River, Inc.*	7,200	261,504
DivX, Inc.*	12,200	66,978
EarthLink, Inc.*	88,700	657,267
InfoSpace, Inc.*	14,000	92,820
Internap Network Services Corp.*	49,400	172,406
Internet Brands, Inc., Class A*	12,100	84,700

	Number of Shares	Value (Note 1)
Internet Capital Group, Inc.*	14,500	$97,585
Ipass, Inc.*	50,100	80,160
j2 Global Communications, Inc.*	3,600	81,216
Keynote Systems, Inc.*	6,300	48,132
ModusLink Global Solutions, Inc.*	43,100	295,666
Omniture, Inc.*	4,000	50,240
Openwave Systems, Inc.*	57,400	128,576
Perficient, Inc.*	21,800	152,382
RealNetworks, Inc.*	35,900	107,341
SonicWALL, Inc.*	45,200	247,696
support.com, Inc.*	35,500	77,390
TechTarget, Inc.*	11,900	47,600
United Online, Inc.	80,200	522,102
Vignette Corp.*	4,400	57,860
Web.com Group, Inc.*	20,100	113,163

		3,442,784

IT Services (0.6%)
Acxiom Corp.	12,000	105,960
CACI International, Inc., Class A*	25,400	1,084,834
CIBER, Inc.*	59,600	184,760
CSG Systems International, Inc.*	15,300	202,572
Euronet Worldwide, Inc.*	5,951	115,390
Global Cash Access Holdings, Inc.*	4,000	31,840
Hackett Group, Inc.*	19,900	46,367
infoGROUP, Inc.*	15,400	87,934
Information Services Group, Inc.*	23,600	71,036
Integral Systems, Inc.*	12,600	104,832
ManTech International Corp., Class A*	4,300	185,072
MAXIMUS, Inc.	1,500	61,875
Ness Technologies, Inc.*	34,100	133,331
Online Resources Corp.*	8,900	55,536
Perot Systems Corp., Class A*	66,600	954,378
SRA International, Inc., Class A*	28,600	502,216
StarTek, Inc.*	9,800	78,596
Tier Technologies, Inc., Class B*	8,500	65,280
Unisys Corp.*	335,900	507,209
Virtusa Corp.*	3,100	24,893

		4,603,911

Semiconductors & Semiconductor Equipment (1.5%)
Actel Corp.*	17,600	188,848
Advanced Energy Industries, Inc.*	7,100	63,829
ANADIGICS, Inc.*	12,900	54,051
ATMI, Inc.*	21,300	330,789
Brooks Automation, Inc.*	59,600	267,008
Cabot Microelectronics Corp.*	20,000	565,800
CEVA, Inc.*	5,300	46,004
Cohu, Inc.	266,700	2,394,966
CSR plc*	40,162	231,705
Cymer, Inc.*	28,400	844,332
DSP Group, Inc.*	22,100	149,396
Emcore Corp.*	74,400	93,744
Entegris, Inc.*	100,200	272,544
Exar Corp.*	32,400	232,956
FEI Co.*	2,900	66,410
FormFactor, Inc.*	2,900	49,996
GSI Technology, Inc.*	18,600	71,796
IXYS Corp.	6,200	62,744
Lattice Semiconductor Corp.*	102,600	192,888
MEMSIC, Inc.*	14,600	61,904
Micrel, Inc.	26,000	190,320
Microtune, Inc.*	20,900	48,906
MKS Instruments, Inc.*	47,200	622,568
OmniVision Technologies, Inc.*	174,900	1,817,211

See Notes to Financial Statements. 68

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pericom Semiconductor Corp.*	24,500	$206,290
Photronics, Inc.*	40,600	164,430
RF Micro Devices, Inc.*	19,936	74,959
Rudolph Technologies, Inc.*	18,700	103,224
Semitool, Inc.*	18,500	85,470
Sigma Designs, Inc.*	7,100	113,884
Silicon Image, Inc.*	72,800	167,440
Silicon Storage Technology, Inc.*	74,800	139,876
Standard Microsystems Corp.*	15,700	321,065
Trident Microsystems, Inc.*	35,800	62,292
TriQuint Semiconductor, Inc.*	61,600	327,096
Veeco Instruments, Inc.*	13,664	158,366
Virage Logic Corp.*	15,000	67,500
White Electronic Designs Corp.*	22,600	104,638
Zoran Corp.*	12,400	135,160

		11,152,405

Software (0.7%)
American Software, Inc., Class A	500	2,880
Dynamics Research Corp.*	8,600	86,086
Epicor Software Corp.*	45,700	242,210
ePlus, Inc.*	3,600	52,452
Fair Isaac Corp.	45,200	698,792
i2 Technologies, Inc.*	3,100	38,905
JDA Software Group, Inc.*	6,700	100,232
Lawson Software, Inc.*	78,400	437,472
Mentor Graphics Corp.*	77,700	425,019
Monotype Imaging Holdings, Inc.*	21,200	144,372
MSC.Software Corp.*	40,100	267,066
NetScout Systems, Inc.*	4,500	42,210
OpenTV Corp., Class A*	69,900	92,268
Pervasive Software, Inc.*	15,300	93,177
Quest Software, Inc.*	56,200	783,428
Symyx Technologies, Inc.*	7,200	42,120
Take-Two Interactive Software, Inc.*	66,900	633,543
THQ, Inc.*	20,100	143,916
TIBCO Software, Inc.*	107,500	770,775
VASCO Data Security International, Inc.*	6,100	44,591

		5,141,514

Total Information Technology		52,339,918

Materials (8.2%)
Chemicals (3.8%)
A. Schulman, Inc.	22,500	339,975
Airgas, Inc.	106,900	4,332,657
American Vanguard Corp.	16,600	187,580
Arch Chemicals, Inc.	20,200	496,718
Cabot Corp.	119,400	1,502,052
Ferro Corp.	44,000	121,000
GenTek, Inc.*	7,500	167,475
H.B. Fuller Co.	224,900	4,221,373
ICO, Inc.*	16,900	45,968
Innophos Holdings, Inc.	16,600	280,374
Innospec, Inc.	22,900	246,175
Koppers Holdings, Inc.	7,300	192,501
Minerals Technologies, Inc.	17,900	644,758
NL Industries, Inc.	2,800	20,664
Olin Corp.	66,440	789,972
OM Group, Inc.*	28,449	825,590
PolyOne Corp.*	73,600	199,456
Quaker Chemical Corp.	10,700	142,203
Rockwood Holdings, Inc.*	47,200	691,008
RPM International, Inc.	303,000	4,254,120
Sensient Technologies Corp.	45,000	1,015,650

	Number of Shares	Value (Note 1)
ShengdaTech, Inc.*	27,600	$104,052
Solutia, Inc.*	90,500	521,280
Spartech Corp.	29,400	270,186
Stepan Co.	700	30,912
W.R. Grace & Co.*	48,800	603,656
Westlake Chemical Corp.^	275,400	5,615,406
Zoltek Cos., Inc.*	26,800	260,496

		28,123,257

Construction Materials (0.1%)
Headwaters, Inc.*	34,300	115,248
Texas Industries, Inc.	22,600	708,736
U.S. Concrete, Inc.*	34,500	68,310
United States Lime & Minerals, Inc.*	538	22,822

		915,116

Containers & Packaging (0.5%)
AptarGroup, Inc.	71,000	2,397,670
Boise, Inc.*	28,300	48,676
Bway Holding Co.*	6,700	117,451
Graphic Packaging Holding Co.*	108,300	198,189
Myers Industries, Inc.	30,400	252,928
Rock-Tenn Co., Class A	4,700	179,352
Silgan Holdings, Inc.	11,500	563,845

		3,758,111

Metals & Mining (3.1%)
A.M. Castle & Co.	15,900	192,072
Allied Nevada Gold Corp.*	3,600	29,016
AMCOL International Corp.	16,500	356,070
Brush Engineered Materials, Inc.*	18,400	308,200
Century Aluminum Co.*	43,900	273,497
China Precision Steel, Inc.*	31,000	76,880
Coeur d’Alene Mines Corp.*	63,410	779,943
Commercial Metals Co.	190,000	3,045,700
General Moly, Inc.*	62,100	137,862
Gerdau Ameristeel Corp.	461,000	3,144,020
Haynes International, Inc.*	11,600	274,920
Hecla Mining Co.*	204,400	547,792
Horsehead Holding Corp.*	33,600	250,320
Kaiser Aluminum Corp.	14,500	520,695
Olympic Steel, Inc.	8,800	215,336
Reliance Steel & Aluminum Co.^	156,000	5,988,840
RTI International Metals, Inc.*	20,900	369,303
Steel Dynamics, Inc.	358,200	5,276,286
Stillwater Mining Co.*	34,200	195,282
United States Steel Corp.	16,000	571,840
Universal Stainless & Alloy Products, Inc.*	5,900	95,993
US Gold Corp.*	77,500	204,600
Worthington Industries, Inc.	5,100	65,229

		22,919,696

Paper & Forest Products (0.7%)
Buckeye Technologies, Inc.*	37,700	169,273
Clearwater Paper Corp.*	10,000	252,900
Deltic Timber Corp.	2,400	85,128
Domtar Corp.*	39,800	659,884
Glatfelter	306,000	2,723,400
KapStone Paper and Packaging Corp.*	17,900	83,951
Louisiana-Pacific Corp.*	94,300	322,506
Neenah Paper, Inc.	13,700	120,697
Schweitzer-Mauduit International, Inc.	15,000	408,150
Wausau Paper Corp.	26,400	177,408

		5,003,297

Total Materials		60,719,477

See Notes to Financial Statements. 69

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
Atlantic Tele-Network, Inc.	9,000	$353,610
Cincinnati Bell, Inc.*	168,746	479,239
Consolidated Communications Holdings, Inc.	10,000	117,100
D&E Communications, Inc.	14,100	144,243
FairPoint Communications, Inc.	85,200	51,120
General Communication, Inc., Class A*	17,700	122,661
Global Crossing Ltd.*	4,300	39,474
iBasis, Inc.*	27,400	35,894
Iowa Telecommunications Services, Inc.	26,900	336,519
Premiere Global Services, Inc.*	168,600	1,827,624
SureWest Communications*	14,000	146,580

		3,654,064

Wireless Telecommunication Services (0.0%)
iPCS, Inc.*	1,500	22,440
Syniverse Holdings, Inc.*	11,400	182,742
USA Mobility, Inc.	2,400	30,624
Virgin Mobile USA, Inc., Class A*	23,700	95,274

		331,080

Total Telecommunication Services		3,985,144

Utilities (4.6%)
Electric Utilities (1.8%)
Allete, Inc.	25,795	741,606
Central Vermont Public Service Corp.	11,100	200,910
Cleco Corp.	56,400	1,264,488
El Paso Electric Co.*	41,600	580,736
Empire District Electric Co.	30,900	510,468
IDACORP, Inc.	45,100	1,178,914
MGE Energy, Inc.	22,100	741,455
NV Energy, Inc.	440,000	4,747,600
Portland General Electric Co.	71,800	1,398,664
UIL Holdings Corp.	26,900	603,905
UniSource Energy Corp.	34,100	905,014
Unitil Corp.	10,200	210,324

		13,084,084

Gas Utilities (1.9%)
Atmos Energy Corp.	60,000	1,502,400
Chesapeake Utilities Corp.	6,600	214,698
Energen Corp.	86,000	3,431,401
Laclede Group, Inc.	20,300	672,539
New Jersey Resources Corp.	33,800	1,251,952
Nicor, Inc.	42,300	1,464,426
Northwest Natural Gas Co.	24,800	1,099,136
Piedmont Natural Gas Co., Inc.	65,800	1,586,438
South Jersey Industries, Inc.	25,169	878,146
Southwest Gas Corp.	42,800	950,588
WGL Holdings, Inc.	47,900	1,533,758

		14,585,482

Multi-Utilities (0.6%)
Avista Corp.	52,300	931,463
Black Hills Corp.	35,700	820,743
CH Energy Group, Inc.	14,700	686,490
Florida Public Utilities Co.	6,100	85,583
NorthWestern Corp.	33,400	760,184
PNM Resources, Inc.	80,300	860,013

		4,144,476

Water Utilities (0.3%)
American States Water Co.	17,700	613,128
Artesian Resources Corp., Class A	6,100	97,173

	Number of Shares	Value (Note 1)
California Water Service Group	17,000	$626,280
Connecticut Water Service, Inc.	8,000	173,520
Consolidated Water Co., Inc.	9,500	150,575
Middlesex Water Co.	11,800	170,510
Pennichuck Corp.	3,400	77,520
SJW Corp.	11,300	256,510
Southwest Water Co.	23,600	130,272
York Water Co.	6,900	105,777

		2,401,265

Total Utilities		34,215,307

Total Common Stocks (98.6%)
(Cost $912,657,156)		733,869,897

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.0%)
Kayne Anderson Energy Development Co.
(Cost $122,046)	9,987	132,428

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Household Durables (0.0%)
Sealy Corp., expiring 7/2/09*
(Cost $23,275)	42,700	90,524

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.16%, 9/10/09 #	$410,000	409,867

Short-Term Investments of Cash Collateral for Securities Loaned (2.3%)
BBVA Senior Finance S.A.
0.69%, 3/12/10 (l)	1,240,000	1,223,544
Deutsche Bank Securities, Inc., Repurchase Agreement
0.09%, 7/1/09 (r)(u)	12,221,964	12,221,964
General Electric Capital Corp.
0.40%, 3/12/10 (l)	230,000	226,154
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(l)(s)	1,409,991	207,974
Monumental Global Funding II
0.43%, 5/26/10 (l)	2,650,000	2,550,625
Pricoa Global Funding I
0.40%, 6/25/10 (l)	1,689,831	1,557,353

Total Short-Term Investments of Cash Collateral for Securities Loaned		17,987,614

Time Deposit (1.8%)
JPMorgan Chase Nassau
0.000%, 7/1/09	13,142,092	13,142,092

Total Short-Term Investments (4.2%)
(Cost/Amortized Cost $32,993,757)		31,539,573

Total Investments (102.8%)
(Cost/Amortized Cost $945,796,234)		765,632,422
Other Assets Less Liabilities (-2.8%)		(20,826,262)

Net Assets (100%)		$744,806,160

See Notes to Financial Statements. 70

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $145 or 0.0% of net assets) at fair value.
‡	Affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(s)	Issuer in bankruptcy.
(u)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 0.000% – 5.500%, maturing 4/15/23 – 7/19/38; Federal National Mortgage Association, 0.000% – 8.000%, maturing 10/1/18 – 7/25/38.

Investments in companies which were affiliates for the six months ended June 30, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value June 30, 2009	Dividend Income	Realized Gain (Loss)
America Service Group, Inc.	$5,350,000	$5,121,513	$—	$8,035,000	$—	$—

At June 30, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2009	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	35	September-09	$1,829,697	$1,775,200	$(54,497)

See Notes to Financial Statements. 71

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$112,659,161	$–	$–	$112,659,161
Consumer Staples	21,239,044	–	–	21,239,044
Energy	64,703,205	–	–	64,703,205
Financials	170,727,961	–	145	170,728,106
Health Care	41,532,812	–	–	41,532,812
Industrials	171,747,723	–	–	171,747,723
Information Technology	52,108,213	231,705	–	52,339,918
Materials	60,719,477	–	–	60,719,477
Telecommunication Services	3,985,144	–	–	3,985,144
Utilities	34,215,307	–	–	34,215,307
Investment Companies
Exchange Traded Funds (ETFs)	132,428	–	–	132,428
Rights
Consumer Discretionary	90,524	–	–	90,524
Short-Term Investments	–	31,539,573	–	31,539,573
Total Asset	$733,860,999	$31,771,278	$145	$765,632,422
Liability:
Futures	$(54,497)	$–	$–	$(54,497)
Total Liability	$(54,497)	$–	$–	$(54,497)
Total	$733,806,502	$31,771,278	$145	$765,577,925

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	145	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 6/30/09	$145	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at year ending 6/30/09.	$145	$—

*Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements. 72

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(54,497	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(54,497)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	840,254	–	–	840,254
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$840,254	$–	$–	$840,254

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	–	–	–
Credit contracts	–	–	–	–	–
Equity contracts	–	(54,497)	–	–	(54,497)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–
Total	$–	$(54,497)	$–	$–	$(54,497)

Investment security transactions for the six months ended June 30, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$423,671,095

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$416,558,427

See Notes to Financial Statements. 73

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2009 (Unaudited)

As of June 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,715,221
Aggregate gross unrealized depreciation	(238,558,121)

Net unrealized depreciation	$(192,842,900)

Federal income tax cost of investments	$958,475,322

At June 30, 2009, the Portfolio had loaned securities with a total value of $18,532,019. This was secured by collateral of $19,441,786 which was received as cash and subsequently invested in short-term investments currently valued at $17,987,614, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $1,519, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $237,764,301 which expires in the year 2016.

See Notes to Financial Statements. 74

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940 as amended, (“1940 Act”), that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002—filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002—filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

/s/ Steven M. Joenk
Steven M. Joenk President and Chief Executive Officer August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer August 31, 2009

/s/ Brian Walsh
Brian Walsh Chief Financial Officer August 31, 2009